                                NASL SERIES TRUST

                116 Huntington Avenue Boston, Massachusetts 02116

         NASL Series Trust (the "Trust") is a no-load, open-end management investment company, commonly known as a mutual fund. Shares of the Trust are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts ("contracts"). The Trust provides a range of investment objectives through sixteen separate investment portfolios, each of which issues its own series of shares of beneficial interest.

         The SMALL/MID CAP TRUST seeks long-term capital appreciation by investing at least 65% of its assets in companies that at the time of purchase have total market capitalization between $500 million and $5 billion

         The INTERNATIONAL SMALL CAP TRUST seeks long term capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenue of $1 billion or less.

         THE GLOBAL EQUITY TRUST seeks long-term capital appreciation, by investing primarily in a globally diversified portfolio of common stocks and securities convertible into or exercisable for common stocks.

         THE PASADENA GROWTH TRUST seeks to achieve long-term growth of capital by emphasizing investments in companies with rapidly growing earnings per share, some of which may be smaller emerging growth companies.

         THE EQUITY TRUST seeks growth of capital, by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

         THE VALUE EQUITY TRUST seeks long-term growth of capital by investing primarily in common stocks and securities convertible into or carrying the right to buy common stocks.

         THE GROWTH AND INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the Subadviser believes are of high quality.

         THE INTERNATIONAL GROWTH AND INCOME TRUST seeks long-term growth of capital and income by investing primarily in a portfolio of securities of foreign issuers.

         THE STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its Subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the Subadviser believes will best contribute to achievement of the portfolio's investment objective.

         THE GLOBAL GOVERNMENT BOND TRUST seeks a high level of total return by placing primary emphasis on high current income and the preservation of capital, by investing primarily in a global portfolio of high-quality, fixed-income securities of foreign and United States governmental entities and supranational issuers.

         THE INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. Up to 20% of the portfolio's assets may be invested in below investment grade debt securities.

         THE U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         THE MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity, by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

         THE AUTOMATIC ASSET ALLOCATION TRUSTS seek the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive -- by investing primarily in the kinds of securities in which the Equity, Investment Quality Bond, U.S. Government Securities and Money Market Trusts may invest.

         * THE AGGRESSIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with an aggressive level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% over any twelve month period.

         * THE MODERATE ASSET ALLOCATION TRUST seeks the highest total return consistent with a moderate level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any twelve month period.

         * THE CONSERVATIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with a conservative level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any twelve month period. THERE CAN BE NO ASSURANCE THAT THE LIMITS IN PORTFOLIO DECLINE SET FORTH ABOVE FOR THE AUTOMATIC ASSET ALLOCATION TRUSTS WILL NOT BE EXCEEDED.

In pursuing their investment objectives, the Strategic Bond Trust reserves the right to invest without limitation, and the Investment Quality Bond Trust may invest up to 20% of its assets, in high yield (high risk) securities, commonly known as "junk bonds" which also present a high degree of risk. High-yielding, lower-quality securities involve comparatively greater risks, including price volatility and risk of default in the timely payment of interest and principal, than higher-quality securities. Although the Strategic Bond Trust's Subadviser has the ability to invest up to 100% of the portfolio's assets in lower-rated securities, the portfolio's Subadviser does not anticipate investing in excess of 75% of the portfolio's assets in such securities. Purchasers should carefully assess the risks associated with an investment in the Strategic Bond Trust. See "RISK FACTORS -- High Yield (High Risk) Securities." AN INVESTMENT IN THE MONEY MARKET TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $10.00 PER SHARE. This Prospectus sets forth concisely the information about the Trust that a prospective purchaser of a contract should know before purchasing such a contract. PLEASE READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. Additional information about the Trust has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Trust at the above address or calling (617) 266-6008 and requesting the "Statement of Additional Information for NASL Series Trust" dated the date of this Prospectus (hereinafter "Statement of Additional Information"). The Statement of Additional Information is incorporated by reference into this Prospectus. SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The date of this Prospectus is February 12, 1996.

                                NASL SERIES TRUST


                                TABLE OF CONTENTS


SYNOPSIS ..........................................................................................................        3
FINANCIAL HIGHLIGHTS ..............................................................................................        4
INVESTMENT OBJECTIVES AND POLICIES.................................................................................        18
       Small/Mid Cap Trust.........................................................................................        18
       International Small Cap Trust...............................................................................        19
       Global Equity Trust ........................................................................................        20
       Pasadena Growth Trust ......................................................................................        21
       Equity Trust ...............................................................................................        22
       Value Equity Trust .........................................................................................        22
       Growth and Income Trust ....................................................................................        22
       International Growth and Income Trust ......................................................................        23
       Strategic Bond Trust .......................................................................................        24
       Global Government Bond Trust ...............................................................................        26
       Investment Quality Bond Trust ..............................................................................        27
       U.S. Government Securities Trust ...........................................................................        28
       Money Market Trust .........................................................................................        29
       Automatic Asset Allocation Trusts ..........................................................................        30
RISK FACTORS ......................................................................................................        32
       Investment Restrictions Generally ..........................................................................        32
       Additional Investment Restrictions on Borrowing and Foreign Investing ......................................        33
       High Yield Securities.......................................................................................        33
       Corporate Debt Securities...................................................................................        34
       Foreign Securities..........................................................................................        35
       Warrants....................................................................................................        36
       Lending Securities..........................................................................................        36
       When-Issued Securities .....................................................................................        36
       Repurchase Agreements and Reverse Repurchase Agreements.....................................................        37
       Mortgage Dollar Rolls.......................................................................................        37
       Hedging and Other Strategic Transactions....................................................................        37
       Illiquid Securities ........................................................................................        38
MANAGEMENT OF THE TRUST ...........................................................................................        38
       Advisory Arrangements.......................................................................................        39
       Subadvisory Arrangements....................................................................................        40
       Expenses ...................................................................................................        45
       Performance Data ...........................................................................................        45
GENERAL INFORMATION ...............................................................................................        46
       Shares of the Trust ........................................................................................        46
       Taxes ......................................................................................................        46
       Dividends ..................................................................................................        47
       Purchase and Redemption of Shares ..........................................................................        47
       Custodian ..................................................................................................        48
Appendix I - Debt Security Ratings ................................................................................        48
Appendix II - Strategic Bond Trust Debt Ratings....................................................................        50



NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE ADVISER, THE SUBADVISERS OR THE PRINCIPAL UNDERWRITER OF THE CONTRACTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    SYNOPSIS


         NASL Series Trust (the "Trust") is a series trust, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. Currently, there are sixteen such portfolios: the Small/Mid Cap Trust, the International Small Cap Trust, the Global Equity Trust, the Pasadena Growth Trust, the Equity Trust, the Value Equity Trust, the Growth and Income Trust, the International Growth and Income Trust, the Strategic Bond Trust, the Global Government Bond Trust, the Investment Quality Bond Trust, the U.S. Government Securities Trust, the Money Market Trust, the Aggressive Asset Allocation Trust, the Moderate Asset Allocation Trust and the Conservative Asset Allocation Trust. (The Aggressive, Moderate and Conservative Asset Allocation Trusts are referred to collectively as the "Automatic Asset Allocation Trusts.") The Small/Mid Cap Trust and the International Small Cap Trust will be available for sale effective March 4, 1996. The investment objective of each of the sixteen portfolios is as described on the cover page of this Prospectus.


         In addition to the risks inherent in any investment in securities, certain portfolios of the Trust are subject to particular risks associated with investing in foreign securities, lending portfolio securities, investing in when-issued securities and hedging techniques employed through the use of futures contracts, options on futures contracts, forward currency contracts and various options. See "Investment Restrictions."


         The investment adviser of the Trust is NASL Financial Services, Inc. ("NASL Financial" or the "Adviser"). The Trust currently has nine Subadvisers. Fred Alger Management, Inc. ("Alger") serves as Subadviser to the Small/Mid Cap Trust. Founders Asset Management, Inc. ("Founders") serves as Subadviser to the International Small Cap Trust. Oechsle International Advisors, L.P. ("Oechsle International") serves as Subadviser to the Global Equity and Global Government Bond Trusts. Roger Engemann Management Co., Inc. ("REMC") serves as Subadviser to the Pasadena Growth Trust. Fidelity Management Trust Company ("FMTC") serves as Subadviser to the Equity, and the three Automatic Asset Allocation Trusts. Goldman Sachs Asset Management ("GSAM") serves as Subadviser to the Value Equity Trust. Wellington Management Company ("Wellington Management") serves as Subadviser to the Growth and Income, Investment Quality Bond and Money Market Trusts. Salomon Brothers Asset Management ("SBAM") serves as Subadviser to the U.S. Government Securities and Strategic Bond Trusts. J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as Subadviser to the International Growth and Income Trust. The Adviser receives a fee from the Trust computed separately for each portfolio as indicated in the expense table below. The Subadviser of each portfolio receives a fee from the Adviser computed separately for each portfolio, which fee is paid out of the advisory fee and is not an additional charge to the portfolio or its shareholders. See "Management of the Trust."



         The Trust currently serves as the underlying investment medium for sums invested in annuity and variable life contracts issued by North American Security Life Insurance Company ("Security Life"), First North American Life Assurance Company ("FNAL") and The Manufacturers Life Insurance Company of America ("Manulife America"). The portfolios that are available for investment by Manulife America contractholders are as follows: the Equity, Value Equity, Growth and Income, U.S. Government, Aggressive Asset Allocation, Moderate Asset Allocation and Conservative Asset Allocation Trusts. The Trust may, however, be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. Security Life is controlled by The Manufacturers Life Insurance Company ("Manulife"), a mutual life insurance company based in Toronto, Canada. FNAL is a wholly-owned subsidiary of Security Life and Manulife America is a wholly owned subsidiary of Manulife. Currently, the Trust has three shareholders, Security Life, FNAL and Manulife America. Trust shares are not offered directly to and may not be purchased directly by members of the public. Consequently, as of the date of this Prospectus, the terms "shareholder" and "shareholders" in this Prospectus refer to Security Life , Manulife America and FNAL.


         Certain contract values will vary with the investment performance of the portfolios of the Trust. Because contract owners will allocate their investments among the portfolios, prospective purchasers should carefully consider the information about the Trust and its portfolios presented in this Prospectus before purchasing such a contract.

         The Trust is a no-load, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, and each of the portfolios, except the Global Government Bond Trust, is diversified for purposes of the Investment Company Act of 1940. See "Global Government Bond Trust."

         Information about the performance of each portfolio of the Trust is contained in the Trust's annual report to shareholders which may be obtained without charge.

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NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                      GLOBAL EQUITY TRUST
                                         ----------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,
                                           SIX MONTHS   ---------------------------------------------------
                                              ENDED                                                         3/18/88*
                                            06/30/95                                                           TO
                                           (UNAUDITED)   1994     1993     1992    1991     1990    1989    12/31/88
                                         -------------- ------   ------   ------  ------   ------  ------  ----------

Net asset value, beginning
of period ................................    $  15.74 $  15.73 $  12.00 $  12.24 $ 11.00  $ 12.57 $ 10.15     $10.03


Income from investment operations:
----------------------------------
 Net investment income (loss)  (B) .......        0.05     0.05     0.12     0.10    0.16     0.12    0.10      (0.05)
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ...........................        ----     0.22     3.79    (0.19)   1.23    (1.41)   2.32       0.17
                                              -------- -------- -------- -------- -------  ------- -------     ------

       Total from investment operations ..        0.05     0.27     3.91    (0.09)   1.39    (1.29)   2.42       0.12

Less distributions:
-------------------
 Dividends from net investment income ....       (0.08)   (0.02)   (0.18)   (0.15)  (0.15)   (0.04)   ----       ----
 Distributions from capital gains ........       (0.69)   (0.24)    ----     ----    ----    (0.24)   ----       ----
                                              -------- -------- -------- -------- -------  ------- -------     ------

    Total distributions ..................       (0.77)   (0.26)   (0.18)   (0.15)  (0.15)   (0.28)   ----       ----
                                              -------- -------- -------- -------- -------  ------- -------     ------


Net asset value, end of period ...........    $  15.02 $  15.74 $  15.73 $  12.00 $ 12.24  $ 11.00 $ 12.57     $10.15
                                              ======== ======== ======== ======== =======  ======= =======     ======


    Total return .........................        0.32%    1.74%   32.89%   (0.72%) 12.80%  (10.43%) 23.84%      1.20%


Net assets, end of period (000's) ........    $589,326 $616,138 $377,871 $116,731 $89,003  $63,028 $26,223     $2,143

Ratio of operating expenses to
average net assets  (C) ..................        1.05%(A) 1.08%    1.16%    1.16%   1.23%    1.28%   1.62%      3.98%(A)

Ratio of net investment income (loss) to
average net assets .......................        0.70%(A) 0.44%    0.77%    1.12%   1.47%    1.97%   1.82%     (1.71%)(A)

Portfolio turnover rate ..................          40%(A)   52%      52%      69%     74%      67%    109%        81%(A)

_________________________________

* Commencement of operations.

(A)  Annualized
(B)  After expense reimbursement per share of $0.02 in 1988.
(C)  The ratio of operating expenses, before reimbursement from the investment adviser, was 4.53% in 1988.


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NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                        PASADENA GROWTH TRUST
                                      ----------------------------------------------------
                                         SIX MONTHS                              12/11/92*
                                            ENDED      YEARS ENDED DECEMBER 31,     TO
                                          06/30/95    -------------------------
                                         (UNAUDITED)        1994         1993    12/31/92
                                      ---------------      ------       ------  -----------
Net asset value, beginning of period ...    $   9.05     $   9.55     $   9.93    $10.00


Income from investment operations:
----------------------------------
Net investment income  (B) .............        0.02         0.04         0.05      0.00
Net realized and unrealized gain
(loss) on investments ..................        1.53        (0.50)       (0.42)    (0.07)
                                            --------     --------     --------   -------


     Total from investment operations ..        1.55        (0.46)       (0.37)    (0.07)


Less distributions:
-------------------
Dividends from net investment income ...       (0.04)       (0.04)       (0.01)      ---
                                            --------     --------     --------   -------


     Total distributions ...............       (0.04)       (0.04)       (0.01)      ---
                                            --------     --------     --------   -------


Net asset value, end of period .........    $  10.56     $   9.05     $   9.55   $  9.93
                                            ========     ========     ========   =======


     Total return ......................       17.20%       (4.80%)      (3.80%)   (0.70%)


Net assets, end of period (000's) ......    $217,984     $151,727     $104,966   $31,118

Ratio of  operating expenses to
average net assets  (C) ................       0.975%(A)    0.975%       0.975%     1.06%(A)

Ratio of net investment income to
average net assets .....................        0.50%(A)     0.65%        0.75%     1.04%(A)

Portfolio turnover rate ................          54%(A)       33%          12%        0%(A)

_____________________________

* Commencement of operations.

(A) Annualized
(B) After subadviser expense reimbursement per share of $0.002, $0.006 and $0.01 for the six months ended June 30, 1995 and the years ended December 31, 1994 and 1993, respectively.
(C) The ratio of operating expenses, before reimbursement from the subadviser, was 1.04%, 1.06% and
    1.09% for the six months ended June 30, 1995 and the years ended December 31, 1994 and 1993, respectively.


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NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                   EQUITY TRUST
                                   -------------------------------------------------------------------------------------------------
                                   SIX MONTHS                            YEARS ENDED DECEMBER 31,
                                      ENDED     ------------------------------------------------------------------------   6/18/85*
                                    06/30/95                                                                                  TO
                                   (UNAUDITED)   1994    1993**    1992     1991     1990   1989     1988    1987    1986  12/31/85
                                   -----------   ----    ------    ----     ----     ----   ----     ----    ----    ----  --------
Net asset value, beginning
of period .......................... $  14.66 $  15.57 $  13.97 $  13.12 $  11.33 $ 19.14 $ 15.17 $  12.57 $ 13.01 $11.39 $10.72

Income from investment operations:
----------------------------------
 Net investment income  (B) ........     0.04     0.11     0.07     0.64     0.14    0.24    0.29     0.15    0.19   0.27   0.12
 Net realized and unrealized gain
  (loss) on investments and
   foreign currency transactions ...     3.69    (0.18)    2.11     0.38     1.88   (1.95)   3.87     2.45    0.97   1.80   0.55
                                     -------- -------- -------- -------- -------- ------- ------- -------- ------- ------ ------

 Total from investment
    operations .....................     3.73    (0.07)    2.18     1.02     2.02   (1.71)   4.16     2.60    1.16   2.07   0.67

 Less distributions:
-------------------
 Dividends from net investment income  (0.11)    (0.05)   (0.58)   (0.17)   (0.23)  (0.29)  (0.12)    ----   (0.14) (0.24)  ----
 Distributions from capital gains ..     ----    (0.79)    ----     ----     ----   (5.81)  (0.07)    ----   (1.46) (0.21)  ----
                                     -------- -------- -------- -------- -------- ------- ------- -------- ------- ------ ------

   Total distributions .............    (0.11)   (0.84)   (0.58)   (0.17)   (0.23)  (6.10)  (0.19)    ----   (1.60) (0.45)  ----
                                     -------- -------- -------- -------- -------- ------- ------- -------- ------- ------ ------
Net asset value, end of period ..... $  18.28 $  14.66 $  15.57 $  13.97 $  13.12 $ 11.33 $ 19.14 $  15.17 $ 12.57 $13.01 $11.39
                                     ======== ======== ======== ======== ======== ======= ======= ======== ======= ====== ======


   Total  return ...................    25.52%   (0.53%)  16.31%    7.93%  17.94%  (11.79%) 27.70%   20.71%   6.87% 18.50%  6.20%


Net assets, end of period (000's) .. $748,903 $534,562 $387,842 $192,626 $88,235  $36,564 $32,108 $133,852 $37,001 $1,408 $1,143

Ratio of operating expenses to
average net assets  (C) ............     0.82%(A) 0.84%    0.88%    0.95%   0.89%    0.97%   1.02%    1.08%   1.15%  1.41%  1.57%(A)

Ratio of net investment income to
average net assets .................     0.59%(A) 0.88%    0.50%    7.31%   2.23%    2.74%   1.90%    1.80%   1.33%  1.19%  2.05%(A)

Portfolio turnover rate ............      100%(A)  132%     173%     782%    172%      95%    111%      49%     64%   209%   214%(A)

__________________________

*   Commencement of operations.
**  Net investment income per share has been calculated using the average shares method for fiscal year 1993.

(A) Annualized
(B) After expense reimbursement per share of $0.02 , $0.53 and $0.14 in 1987, 1986 and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.30%, 3.71% and 4.69% in 1987, 1986 and 1985, respectively.


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NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------



                                                      VALUE EQUITY TRUST
                                             -----------------------------------
                                               SIX MONTHS
                                                  ENDED       YEAR    02/19/93*
                                                06/30/95     ENDED       TO
                                               (UNAUDITED) 12/31/94** 12/31/93
                                             ------------- ---------- ----------
    Net asset value, beginning
    of period .............................    $  11.33     $  11.31     $ 10.00

    Income from investment operations:
    ---------------------------------
    Net investment income .................        0.08         0.12        0.07
    Net realized and unrealized gain
    (loss) on investments .................        1.78        (0.03)       1.24
                                               --------      --------    --------

             Total from investment
             operations ...................        1.86         0.09        1.31

    Less distributions:
    ------------------
    Dividends from net investment income ..       (0.08)       (0.05)       ----
    Distributions from capital gains ......       (0.10)       (0.02)       ----
                                               --------      --------    --------
             Total distributions ..........       (0.18)       (0.07)       ----
                                               --------      --------    --------
    Net asset value, end of period ........    $  13.01     $  11.33     $ 11.31
                                               ========      ========    ========

             Total return .................       16.51%        0.79%      13.10%

    Net assets, end of period (000's) .....    $308,012     $221,835     $86,472

    Ratio of  operating expenses to
    average net assets ....................        0.86%(A)     0.87%       0.94%(A)

    Ratio of net investment income to
    average net assets ....................        1.59%(A)     1.08%       1.30%(A)

    Portfolio turnover rate ...............          36%(A)       26%         33%(A)

_____________________________

*   Commencement of operations.
**  Net investment income per share has been calculated using the average shares method for fiscal year 1994.

(A) Annualized

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                            GROWTH AND INCOME TRUST
                                           ------------------------------------------------------
                                           SIX MONTHS                                    4/23/91*
                                              ENDED         YEARS ENDED DECEMBER 31,        TO
                                            06/30/95    --------------------------------
                                           (UNAUDITED)     1994       1993       1992     12/31/91
                                           -----------     ----       ----       ----     --------
Net asset value, beginning
 of period ...............................    $  13.04   $  13.05   $  12.10   $  11.08    $ 10.00

Income from investment operations:
----------------------------------
  Net investment income ..................        0.15       0.25       0.17       0.20       0.13
  Net realized and unrealized gain
   on investments and foreign currency
   transactions ..........................        1.89       0.11       0.98       0.92       0.95
                                              --------   --------   --------   --------    -------
       Total from investment operations ..        2.04       0.36       1.15       1.12       1.08

Less distributions:
-------------------
  Dividends from net investment income ...       (0.26)     (0.19)     (0.18)     (0.10)      ----
  Distributions from capital gains .......       (0.13)     (0.18)     (0.02)      ----       ----
                                              --------   --------   --------   --------    -------
        Total distributions ..............       (0.39)     (0.37)     (0.20)     (0.10)      ----
                                              --------   --------   --------   --------    -------
Net asset value, end of period ...........    $  14.69   $  13.04   $  13.05   $  12.10    $ 11.08
                                              ========   ========   ========   ========    =======

        Total  return ....................       15.86%      2.85%      9.62%     10.23%     10.80%

Net assets, end of period (000's) ........    $517,531   $409,534   $288,765   $130,984    $57,404

Ratio of operating expenses to
 average net assets ......................        0.81%(A)   0.82%      0.85%      0.85%      0.98%(A)

Ratio of net investment income to
 average net assets ......................        2.51%(A)   2.40%      2.29%      2.78%      2.92%(A)

Portfolio turnover rate                             43%(A)     42%        39%        44%        62%(A)

__________________

*   Commencement of operations.

(A) Annualized


NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                     INTERNATIONAL GROWTH AND
                                                            INCOME TRUST
                                                     ------------------------
                                                              01/09/95*
                                                                 TO
                                                              06/30/95
                                                            (UNAUDITED)
                                                            ------------
               Net asset value, beginning
               of period ...........................          $ 10.00

               Income from investment operations:
               ----------------------------------
                Net investment income ..............             0.04
                Net realized and unrealized loss
                  on investments and foreign
                  currency transactions.............            (0.03)
                                                              -------
                     Total from investment
                      operations ...................             0.01

               Net asset value, end of period ......          $ 10.01
                                                              =======

                     Total return ..................             0.10%


               Net assets, end of period (000's) ...          $60,018

               Ratio of operating expenses to
                 average net assets ................             1.11%(A)

               Ratio of net investment income to
                 average net assets ................             2.14%(A)

               Portfolio turnover rate .............               63%(A)

_____________________________

* Commencement of operations.

(A) Annualized


NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                  STRATEGIC BOND TRUST
                                           ------------------------------------
                                             SIX MONTHS
                                                ENDED      YEAR     02/19/93*
                                              06/30/95     ENDED      TO
                                             (UNAUDITED)  2/31/94   12/31/93
                                             -----------  -------   ---------
    Net asset value, beginning
    of period ..............................   $  9.91    $ 10.88    $ 10.00

    Income from investment operations:
    ----------------------------------
     Net investment income .................      0.40       0.57       0.33
     Net realized and unrealized gain (loss)
      on investments and foreign currency
       transactions ........................      0.58      (1.22)      0.55
                                               -------    -------    -------
           Total from investment
            operations .....................      0.98      (0.65)      0.88

    Less distributions:
    -------------------
     Dividends from net investment income ..     (0.47)     (0.28)      ----
     Distributions from capital gains ......      ----      (0.04)      ----
                                               -------    -------    -------
           Total distributions .............     (0.47)     (0.32)      ----
                                               -------    -------    -------
    Net asset value, end of period .........   $ 10.42    $  9.91    $ 10.88
                                               =======    =======    =======

           Total return ....................     10.16%     (5.99%)     8.80%

    Net assets, end of period (000's) ......   $98,708    $84,433    $53,640

    Ratio of  operating expenses to
    average net assets .....................      0.93%(A)   0.91%      1.00%(A)

    Ratio of net investment income to
    average net assets .....................      8.84%(A)   7.49%      6.56%(A)

    Portfolio turnover rate ................       189%(A)    197%       356%(A)

_____________________________

* Commencement of operations.

(A) Annualized

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  GLOBAL GOVERNMENT BOND TRUST
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS                 YEARS ENDED DECEMBER 31,
                                             ENDED     --------------------------------------------------------    3/18/88*
                                           06/30/95                                                                   TO
                                          (UNAUDITED)   1994        1993      1992       1991     1990     1989    12/31/88
                                          -----------   ----        ----      ----       ----     ----     ----    --------
Net asset value, beginning
of period ...............................   $  12.47   $  13.93   $  12.47   $12.88    $ 11.59   $ 10.50  $ 10.21    $10.03

Income from investment operations:
----------------------------------
 Net investment income ..................       0.42       0.74       0.59     0.42       0.55      0.25     0.45      0.14
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........       0.95      (1.54)      1.67    (0.16)      1.21      1.13     ----      0.04
                                            --------   --------   --------   -------   -------   -------   ------    ------
      Total from investment operations ..       1.37      (0.80)      2.26      0.26      1.76      1.38     0.45      0.18

Less distributions:
-------------------
 Dividends from net investment income ...      (0.69)     (0.30)     (0.70)    (0.43)    (0.46)    (0.24)   (0.09)     ----
 Distributions from capital gains .......       ----      (0.36)     (0.10)    (0.24)    (0.01)    (0.05)   (0.07)     ----
                                            --------   --------   --------   -------   -------   -------   ------    ------
      Total distributions ...............      (0.69)     (0.66)     (0.80)    (0.67)    (0.47)    (0.29)   (0.16)     ----
                                            --------   --------   --------   -------   -------   -------   ------    ------
Net asset value, end of period ..........   $  13.15   $  12.47   $  13.93   $ 12.47   $ 12.88   $ 11.59   $10.50    $10.21
                                            ========   ========   ========   =======   =======   =======   ======    ======

      Total  return .....................      11.13%     (5.75%)    18.99%     2.27%    15.86%    13.49%    4.49%     1.79%

Net assets, end of period (000's) .......   $217,435   $208,513   $196,817   $67,859   $28,251   $11,582   $4,065    $1,355

Ratio of operating expenses to
average net assets ......................       0.95%(A)   0.96%      1.06%     1.05%     1.14%     1.21%    1.50%     3.39%(A)

Ratio of net investment income to
average net assets ......................       6.42%(A)   6.10%      5.61%     6.71%    17.28%     6.62%    7.15%     3.74%(A)

Portfolio turnover rate .................        168%(A)    157%       154%      132%      164%      142%      50%      234%(A)

__________________________

*   Commencement of operations.

(A) Annualized

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                         INVESTMENT QUALITY BOND TRUST
                                         -----------------------------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                         SIX MONTHS  -----------------------------------------------------------------------
                                            ENDED
                                          06/30/95
                                         (UNAUDITED)   1994    1993    1992   1991**   1990    1989     1988    1987    1986
                                         ----------- -------- ------- ------- ------- ------- ------- -------- ------- ------
Net asset value, beginning
of period ..............................    $  11.01 $  12.12 $ 11.58 $ 11.33 $ 10.74 $ 12.37 $ 11.55 $  10.79 $ 11.58 $11.18

Income from investment operations:
----------------------------------
 Net investment income  (B) ............        0.43     0.66    0.60    0.63    0.76    1.12    0.75     0.57    0.81   1.02
 Net realized and unrealized gain
  (loss) on investments ................        0.81    (1.23)   0.53    0.15    0.85   (1.50)   0.51     0.19   (0.50)  0.37
                                            -------- -------- ------- ------- ------- ------- ------- -------- ------- ------
    Total from investment
     operations ........................        1.24    (0.57)   1.13    0.78    1.61   (0.38)   1.26     0.76    0.31   1.39

Less distributions:
-------------------
 Dividends from net investment income ..       (0.74)   (0.54)  (0.59)  (0.53)  (1.02)  (1.25)  (0.44)    ----   (0.88) (0.69)
 Distributions from capital gains ......        ----     ----    ----    ----    ----    ----    ----     ----   (0.22) (0.30)
                                            -------- -------- ------- ------- ------- ------- ------- -------- ------- ------
    Total distributions ................       (0.74)   (0.54)  (0.59)  (0.53)  (1.02)  (1.25)  (0.44)    ----   (1.10) (0.99)
                                            -------- -------- ------- ------- ------- ------- ------- -------- ------- ------
Net asset value, end of period .........    $  11.51 $  11.01 $ 12.12 $ 11.58 $ 11.33 $ 10.74 $ 12.37 $  11.55 $ 10.79 $11.58
                                            ======== ======== ======= ======= ======= ======= ======= ======== ======= ======

    Total  return ......................       11.56%   (4.64%) 10.01%   7.21%  16.07%  (2.73%) 11.34%    7.09%   2.61% 13.25%

Net assets, end of period (000's) ......    $119,433 $111,423 $99,474 $60,185 $38,896 $20,472 $26,965 $114,221 $25,131 $1,295

Ratio of operating expenses to
average net assets  (C) ................        0.75%(A) 0.76%   0.77%   0.80%   0.85%   0.70%   0.83%    0.89%   0.95%  1.16%

Ratio of net investment income to
average net assets .....................        6.98%(A) 6.49%   6.03%   6.96%   7.47%   8.41%   8.77%    7.97%   7.46%  8.11%

Portfolio turnover rate ................         213%(A)  140%     33%     59%    115%    120%    351%      94%    201%   127%

Caption>

                              INVESTMENT QUALITY BOND TRUST
                              -----------------------------
                                          6/18/85*
                                            TO
                                         12/31/85
                                         ---------
Net asset value, beginning
of period ..............................   $10.28


Income from investment operations:
----------------------------------
 Net investment income  (B) ............     0.55
 Net realized and unrealized gain
  (loss) on investments ................     0.35
                                           ------
    Total from investment
     operations ........................     0.90

Less distributions:
-------------------
 Dividends from net investment income ..     ----
 Distributions from capital gains ......     ----
                                           ------
    Total distributions ................     ----
                                           ------
Net asset value, end of period .........   $11.18
                                           ======

    Total  return ......................     8.72%

Net assets, end of period (000's) ......   $1,120

Ratio of operating expenses to
average net assets  (C) ................     1.31%(A)

Ratio of net investment income to
average net assets .....................     9.99%(A)

Portfolio turnover rate ................      165%(A)

__________________________

  *  Commencement of operations.
 ** The Investment Quality Bond Trust is the successor to the Bond Trust effective April 23, 1991.

(A)  Annualized
(B) After expense reimbursement per share of $0.02, $0.28 and $0.12 in 1987, 1986 and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.14%, 3.38% and 3.55% in 1987, 1986 and 1985, respectively.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                  U.S. GOVERNMENT SECURITIES TRUST
                                          ------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                          SIX MONTHS    ----------------------------------------------------------------
                                             ENDED                                                                          3/18/88*
                                           06/30/95                                                                           TO
                                          (UNAUDITED)     1994        1993       1992       1991       1990      1989**    12/31/88
                                         -------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

Net asset value, beginning
of period ...............................     $  12.64   $  13.48   $  13.05   $  12.85    $ 11.83    $ 10.98     $ 9.81    $10.03

Income from investment operations:
----------------------------------
 Net investment income  (B) .............         0.52       0.77       0.48       0.10       0.19       1.07       0.20      0.07
 Net realized and unrealized gain
  (loss) on investments .................         0.72      (0.95)      0.49       0.65       1.40      (0.13)      1.08     (0.29)
                                              --------   --------   --------   --------    -------    -------     ------    ------
      Total from investment operations ..         1.24      (0.18)      0.97       0.75       1.59       0.94       1.28     (0.22)

Less distributions:
-------------------
 Dividends from net investment income ...        (0.87)     (0.51)     (0.46)     (0.38)     (0.53)     (0.08)     (0.11)     ----
 Distributions from capital gains .......         ----      (0.15)     (0.08)     (0.17)     (0.04)     (0.01)      ----      ----
                                              --------   --------   --------   --------    -------    -------     ------    ------
      Total distributions ...............        (0.87)     (0.66)     (0.54)     (0.55)     (0.57)     (0.09)     (0.11)     ----
                                              --------   --------   --------   --------    -------    -------     ------    ------
Net asset value, end of period ..........     $  13.01   $  12.64   $  13.48   $  13.05    $ 12.85    $ 11.83     $10.98    $ 9.81
                                              ========   ========   ========   ========    =======    =======     ======    ======

      Total  return .....................        10.10%     (1.25%)     7.64%      6.19%     14.01%      8.63%     13.16%    (2.19%)


Net assets, end of period (000's) .......     $189,250   $188,813   $222,072   $125,945    $29,246    $10,469     $5,905      $344

Ratio of operating expenses to
average net assets  (C) .................         0.73%(A)   0.73%      0.75%      0.76%      0.87%      1.04%      0.90%   5.16%(A)

Ratio of net investment income to
average net assets ......................         6.86%(A)   5.68%      5.05%      6.12%      7.09%      7.70%      6.66%   1.16%(A)

Portfolio turnover rate .................          459%(A)    387%       213%       141%       233%       284%       330%    156%(A)

_____________________________

  *  Commencement of operations.
 ** The U.S. Government Securities Trust is the successor to the Convertible Securities Trust effective May 1, 1989.

(A)  Annualized
(B) After expense reimbursement per share of $0.01 and $0.06 in 1989 and 1988, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.62% and 6.16% in 1989 and 1988, respectively.


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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                          MONEY MARKET TRUST
                                   ------------------------------------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31,
                                   SIX MONTHS ---------------------------------------------------------------------------
                                      ENDED                                                                                6/18/85*
                                     06/30/95                                                                                TO
                                   (UNAUDITED)  1994     1993     1992     1991     1990     1989    1988    1987   1986  12/31/85
                                    --------- -------- -------- -------- -------- -------- ------- ------- ------- ------ -------
Net asset value, beginning
of period .......................... $  10.00 $  10.00 $  10.00  $ 10.00  $ 10.00  $ 10.00 $ 10.00  $10.00  $10.00 $10.00  $10.00

Income from investment operations:
----------------------------------
 Net investment income  (B) ........     0.28     0.38     0.27     0.33     0.56     0.75    0.72    0.57    0.60   0.56    0.36

Less distributions:
-------------------
 Dividends from net
  investment income ................    (0.28)   (0.38)   (0.27)   (0.33)   (0.56)   (0.75)  (0.72)   (0.57) (0.60) (0.56)  (0.36)
                                     -------- -------- --------  -------  -------  ------- -------  ------  ------ ------  ------
Net asset value, end of period ..... $  10.00 $  10.00 $  10.00  $ 10.00  $ 10.00  $ 10.00 $ 10.00  $ 10.00 $10.00 $10.00  $10.00
                                     ======== ======== ========  =======  =======  ======= =======  ======= ====== ======  ======

      Total  return ................     2.81%    3.78%    2.69%    3.36%    5.71%    7.76%   8.56%    6.77%  6.13%  5.74%   3.61%

Net assets, end of period (000's) .. $266,521 $276,674 $132,274  $89,535  $79,069  $85,040 $19,403  $12,268 $7,147 $1,046  $1,001

Ratio of operating expenses to
average net assets  (C) ............     0.56%(A) 0.57%    0.59%    0.60%    0.60%    0.57%   0.79%    0.99%  0.78%  1.11%  1.21%(A)

Ratio of net investment income to
average net assets .................     5.55%(A) 3.93%    2.66%    3.28%    5.65%    7.27%   8.26%    6.68%  5.86%  6.84%  6.84%(A)

_________________________________

* Commencement of operations.

(A)  Annualized
(B) After expense reimbursement per share of $0.08, $0.23 and $0.12 in 1987, 1986 and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.57%, 3.43% and 3.50% in 1987, 1986 and 1985, respectively.


NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                               AGGRESSIVE ASSET ALLOCATION TRUST
                                          -----------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                           SIX MONTHS   -------------------------------------------------------
                                             ENDED                                                                    8/03/89*
                                           06/30/95                                                                     TO
                                          (UNAUDITED)      1994        1993        1992        1991      1990        12/31/89
                                           ---------    ---------   ---------   ---------   ---------  ---------    ---------
Net asset value, beginning
of period ...............................   $  11.17     $  12.03    $  11.25    $  10.72    $   9.08    $  9.88      $ 10.00

Income from investment operations:
----------------------------------
 Net investment income ..................       0.18         0.31        0.34        0.30        0.36       0.36         0.08
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........       1.05        (0.41)       0.79        0.55        1.69      (1.07)       (0.20)
                                            --------     --------    --------    --------    --------    -------      -------
      Total from investment operations ..       1.23        (0.10)       1.13        0.85        2.05      (0.71)       (0.12)

Less distributions:
-------------------
 Dividends from net investment income ...      (0.33)       (0.31)      (0.30)      (0.32)      (0.41)     (0.07)        ----
 Distributions from capital gains .......      (0.41)       (0.45)      (0.05)       ----        ----      (0.02)        ----
                                            --------     --------    --------    --------    --------    -------      -------
    Total distributions .................      (0.74)       (0.76)     (0.35)       (0.32)      (0.41)     (0.09)        ----
                                            --------     --------    --------    --------    --------    -------      -------
Net asset value, end of period ..........   $  11.66     $  11.17    $  12.03    $  11.25    $  10.72    $  9.08      $  9.88
                                            ========     ========    ========    ========    ========    =======      =======

    Total  return .......................      11.25%       (0.69%)     10.30%       8.24%      22.96%     (7.27%)      (1.20%)

Net assets, end of period (000's) .......   $191,499     $184,662    $174,448    $151,627    $124,632    $91,581      $87,301

Ratio of operating expenses to
average net assets ......................       0.92%(A)     0.89%       0.86%       0.89%       0.88%      0.78%        0.89%(A)

Ratio of net investment income to
average net assets ......................       2.84%(A)     2.90%       2.96%       3.08%       3.63%      4.08%        3.32%(A)

Portfolio turnover rate .................        119%(A)      136%         92%        123%        172%        82%          22%(A)

_____________________________

* Commencement of operations.

(A) Annualized

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      MODERATE ASSET ALLOCATION TRUST
                                            ---------------------------------------------------------------------------------
                                                                          YEARS ENDED DECEMBER 31,
                                            SIX MONTHS  ---------------------------------------------------------
                                             ENDED                                                                   8/03/89*
                                            06/30/95                                                                    TO
                                           (UNAUDITED)     1994        1993        1992         1991      1990       12/31/89
                                            ---------   ---------   ---------   ---------    ---------  ---------   ---------
Net asset value, beginning
of period ...............................    $  10.79    $  11.76    $  11.14    $  10.72     $   9.29   $  10.03    $  10.00

Income from investment operations:
----------------------------------
 Net investment income ..................        0.24        0.45        0.41        0.41         0.42       0.48        0.11
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........        0.91       (0.65)       0.67        0.43         1.50      (1.10)      (0.08)
                                             --------    --------    --------    --------     --------   --------    --------
      Total from investment operations ..        1.15       (0.20)       1.08        0.84         1.92      (0.62)       0.03

Less distributions:
-------------------
 Dividends from net investment income ...       (0.45)      (0.40)      (0.39)      (0.42)       (0.49)     (0.10)       ----
 Distributions from capital gains .......       (0.10)      (0.37)      (0.07)       ----         ----      (0.02)       ----
                                             --------    --------    --------    --------     --------   --------    --------
    Total distributions .................      (0.55)       (0.77)      (0.46)      (0.42)       (0.49)     (0.12)       ----
                                             --------    --------    --------    --------     --------   --------    --------
Net asset value, end of period ..........    $  11.39    $  10.79    $  11.76    $  11.14     $  10.72   $   9.29    $  10.03
                                             ========    ========    ========    ========     ========   ========    ========

    Total  return .......................       10.84%      (1.61%)     10.06%       8.30%       21.23%     (6.23%)      0.30%

Net assets, end of period (000's) .......    $626,524    $604,491    $644,257    $505,967     $420,074   $327,328    $318,439

Ratio of operating expenses to
average net assets ......................        0.86%(A)    0.85%      0.84%        0.87%        0.86%      0.73%       0.79%(A)

Ratio of net investment income to
average net assets ......................        4.00%(A)    4.01%      4.02%        4.21%        4.38%       5.10%      4.51%(A)

Portfolio turnover rate .................         147%(A)     180%       135%         169%         168%         76%        41%(A)

_____________________________

* Commencement of operations.

(A) Annualized


NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                                   CONSERVATIVE ASSET ALLOCATION TRUST
                                           ----------------------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31,
                                           SIX MONTHS   ---------------------------------------------------------
                                             ENDED                                                                   8/03/89*
                                           06/30/95                                                                    TO
                                          (UNAUDITED)      1994        1993        1992        1991        1990      12/31/89
                                           ---------    ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, beginning
of period ...............................   $  10.34     $  11.26    $  10.78    $  10.63    $   9.56    $  10.11    $  10.00

Income from investment operations:
----------------------------------
 Net investment income ..................       0.28         0.55        0.50        0.47        0.58        0.62        0.15
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........       0.73        (0.76)       0.44        0.26        1.15       (1.01)      (0.04)
                                            --------     --------    --------    --------    --------    --------    --------
      Total from investment operations ..       1.01        (0.21)       0.94        0.73        1.73       (0.39)       0.11

Less distributions:
-------------------
 Dividends from net investment income ...      (0.55)       (0.46)      (0.46)      (0.58)      (0.66)      (0.13)       ----
 Distributions from capital gains .......       ----        (0.25)       ----        ----        ----       (0.03)       ----
                                            --------     --------    --------    --------    --------    --------    --------
    Total distributions .................      (0.55)       (0.71)      (0.46)      (0.58)      (0.66)      (0.16)       ----
                                            --------     --------    --------    --------    --------    --------    --------
Net asset value, end of period ..........   $  10.80     $  10.34    $  11.26    $  10.78    $  10.63    $   9.56    $  10.11
                                            ========     ========    ========    ========    ========    ========    ========

    Total  return .......................       9.96%       (1.84%)      8.99%       7.36%      18.80%      (3.84%)      1.10%

Net assets, end of period (000's) .......   $220,939     $216,716    $250,117    $201,787    $165,167    $149,901    $141,191

Ratio of operating expenses to
average net assets ......................       0.89%(A)     0.87%       0.86%       0.89%       0.88%       0.76%       0.82%(A)

Ratio of net investment income to
average net assets ......................       4.74%(A)     4.86%       4.78%       4.99%       5.65%       6.68%       6.00%(A)

Portfolio turnover rate .................        126%(A)      220%        170%        252%        211%         78%         85%(A)

_____________________________

* Commencement of operations.

(A) Annualized


                       INVESTMENT OBJECTIVES AND POLICIES

         Each portfolio has a stated investment objective which it pursues through separate investment policies. The differences in objectives and policies among the portfolios can be expected to affect the return of each portfolio and the degree of market and financial risk to which each portfolio is subject.

         The investment objectives of each portfolio represent fundamental policies of each such portfolio and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio. Except for certain investment restrictions, the policies by which a portfolio seeks to achieve its investment objectives may be changed by the Trustees of the Trust without the approval of the shareholders.

         The following is a description of the investment objectives and policies of each portfolio. More complete descriptions of the money market instruments in which the Trust may invest and of the options, futures, currency and other derivative transactions that certain portfolios may engage in are set forth in the Statement of Additional Information. A more complete description of the debt security ratings used by the Trust assigned by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P") is included in Appendix I to this Prospectus.

SMALL/MID CAP TRUST


         The investment objective of the Small/Mid Cap Trust is to seek long term capital appreciation. Alger manages the Small/Mid Cap Trust and will pursue this objective by investing at least 65% of the portfolios total assets (except during temporary defensive periods) in small/mid cap equity securities. As used in this Prospectus, small/mid cap equity securities are equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- between $500 million and $5 billion. The portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of $5 billion or greater and in excess of that amount (up to 100% of its assets ) during temporary defensive periods.


         The Small/Mid Cap Trust seeks to achieve its investment objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market.

         The Small/Mid Cap Trust may invest a significant portion of its assets in the securities of small companies. Small companies are those which are still in the developing stages of their life cycles and will attempt to achieve rapid growth in both sales and earnings. Investments in small companies involve greater risk than is customarily associated with more established companies. These companies often have sales and earnings growth rates which exceed those of large companies. Such growth rates may be reflected in more rapid share price appreciation. However, smaller companies often have limited operating histories, product lines, markets or financial resources, and they may be dependent upon one-person management. These companies may be subject to intense competition from larger entities, and the securities of such companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Therefore, the net asset values of the Small/Mid Cap Trust may fluctuate more widely than the popular market averages. Accordingly, an investment in the portfolio may not be appropriate for all investors.

         In order to afford the portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objectives, it may hold up to 15% of its net assets (up to 100% of their assets during temporary defensive periods) in money market instruments, bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches or domestic banks, variable rate master demand notes and repurchase agreements. When the portfolio is in a defensive position, the opportunity to achieve capital growth will be limited, and, to the extent that this assessment of market conditions is incorrect, the portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of its investments and may not achieve its investment objective.

         Foreign Securities. The portfolio may invest up to 20% of its total assets in foreign securities and will be subject to certain risks as a result of these investments. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION - Taxes" in this Prospectus. The portfolio may also purchase American Depository Receipts ("ADRs") or U.S. dollar-deonominated securities of foreign issuers that are not included in the 20% foreign securities limitation. See "RISK FACTORS - Foreign Securities" in this Prospectus for a description of ADRs.

         Use of Hedging and Other Strategic Transactions. The Small/Mid Cap Trust is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions". The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

INTERNATIONAL SMALL CAP TRUST

         The investment objective of the International Small Cap Trust is to seek long term capital appreciation. Founder manages the International Small Cap Trust and will pursue this objective by investing primarily in securities issued by foreign companies which have total market capitalizations (present market value per share multiplied by the total number of shares outstanding) or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


         At least 65% of the portfolio's total assets will normally be invested in foreign securities representing a minimum of three countries (other than the United States). The portfolio may invest in larger foreign companies or in U.S. based companies if, in Founders' opinion, they represent better prospects for appreciation.



         The International Small Cap Trust may invest a significant portion of its assets in the securities of small companies. Small companies are those which are still in the developing stages of their life cycles and are attempting to achieve rapid growth in both sales and earnings. Investments in small companies involve greater risk than is customarily associated with more established companies. These companies often have sales and earnings growth rates which exceed those of large companies. Such growth rates may be reflected in more rapid share price appreciation. However, smaller companies often have limited operating histories, product lines, markets or financial resources, and they may be dependent upon one-person management. These companies may be subject to intense competition from larger entities, and the securities of such companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Therefore, the net asset values of the International Small Cap Trust may fluctuate more widely than the popular market averages. Accordingly, an investment in the portfolio may not be appropriate for all investors.



         The International Small Cap Trust will invest primarily in equity securities but may also invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of these securities. The portfolio will only invest in bonds, debentures and corporate obligations--other than convertible securities and preferred stock--rated investment-grade (BBB or higher by Moody's or Baa or higher by S&P) at the time of purchase or , if unrated, of comparable quality in the opinion of Founders. Convertible securities and preferred stocks purchased by the Portfolio may be rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P) but will not be rated lower than B. The portfolio may also invest in unrated convertible securities and preferred stocks in instances in which Founders believes that the financial condition of the issuer or the protection afforded by the terms of the securities limits risk to a level similar to that of securities rated in categories no lower than B. The portfolio is not required to dispose of debt securities whose ratings are down-graded below these ratings subsequent to the portfolio's purchase of the securities. See "RISK FACTORS - High Yield (High Risk) Securities." A description of the ratings used by Moody's and S & P is set forth in Appendix I to the Prospectus.


         The International Small Cap Trust may invest temporarily in the following securities if Founders determines that it is appropriate for purposes of enhancing liquidity or preserving capital in light of prevailing market or economic conditions: cash, cash equivalents, U.S. government obligations, commercial paper, bank obligations, repurchase agreements, and negotiable U.S. dollar-denominated obligations of domestic and foreign branches of U.S. depository institutions, U.S. branches of foreign depository institutions, and foreign depository institutions. When the portfolio is in a defensive position, the opportunity to achieve capital growth will be limited, and, to the exent that this assessment of market conditions is incorrect, the portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of equity investments and may not achieve its investment objective.


         Foreign Securities. The portfolio may invest up to 100% of its total assets in foreign securities and will be subject to special risks as a result of these investments. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION - Taxes" in this Prospectus. In order to comply with limitations imposed by the State of California Insurance Department, the International Small Cap Trust will comply with the restrictions regarding foreign investments set forth under "Risk Factors - Additional Investment Restrictions on Borrowing and Foreign Investing."

         Foreign investments of the International Small Cap Trust may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue and of issuers located in such countries are expected to be more volatile and more uncertain as to payments of interest and principal. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations. Such countries may include (but are not limited to) Argentina, Bolivia, Brazil, Chile, China, Colombia, Costa Rica, Czech Republic, Ecuador, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Jordan, Malaysia, Mexico, New Zealand, Nigeria, North Korea, Pakistan, Paraguay, Peru, Philippines, Poland, Portugal, Singapore, Slovak Republic. South Africa, South Korea, Spain, Sri Lanka, Taiwan, Thailand, Turkey, Uruaguay, Venezuela, Vietnam and the countries of the former Soviet Union. Investments of the Portfolio may include securities created through the Brady Plan, a program under which heavily indebted countries have restructured their bank debt into bonds. See "OTHER INSTRUMENTS--High Yield Foreign Sovereign Debt Securities" in the Statement of Additional Information.

         Use of Hedging and Other Strategic Transactions. The International Small Cap Trust is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

GLOBAL EQUITY TRUST

         The investment objective of the Global Equity Trust is long-term capital appreciation. Oechsle International manages the Global Equity Trust and intends to pursue this objective by investing primarily in a globally diversified portfolio of common stocks and securities convertible into or exercisable for common stocks.

         At least 65% of the assets of the Global Equity Trust will generally be invested in a globally diversified portfolio of equity securities (e.g., common and preferred stocks). Up to 35% of the assets of the Global Equity Trust may be invested in securities convertible into or exercisable for common stocks and in fixed income securities. Fixed income securities are discussed in the description of the Global Government Bond Trust below. Under normal circumstances, at least 65% of the Global Equity Trust's assets will be invested in securities of at least three different countries. However, the Global Equity Trust may for temporary defensive purposes choose to invest substantially all of its assets in U.S. securities or cash and cash items. Cash is an actively managed portfolio asset. The Global Equity Trust's cash position will reflect Oechsle International's overall measure of optimism in the global equity markets. If Oechsle International foresees unusual market risks, cash reserves will be increased to reduce portfolio volatility. Cash reserves are generally held in U.S. short-term government instruments, although non-U.S. government securities may be held for this purpose from time to time.

         Oechsle International seeks to achieve the Global Equity Trust's investment objective of long-term capital appreciation by making investment decisions based on a two-pronged approach of (i) choosing a limited group of countries with strong and stable national financial markets, generally with total capitalization in excess of $5 billion, and (ii) identifying a select group of companies in such countries with attractive investment potential and typical capitalization of $200 million or more. The following is a brief description of the Oechsle International two-pronged investment approach.

          Country Selection. The Global Equity Trust will seek to maximize returns by significantly overweighing markets identified as attractive, while reducing overall portfolio risk through broad diversification of investments across a limited group of national markets. Broad diversification provides a prudent method of reducing volatility while allowing the Global Equity Trust to take advantage of the different movements of major equity markets to maximize returns. Opportunities for global investing have broadened in recent years. For example, in 1980 the U.S. stock market capitalization represented approximately 70% of the total world stock market capitalization and by 1990 such share had fallen to approximately 30%.

         Generally, investments will be limited to companies in countries where total market capitalization exceeds $5 billion. The Global Equity Trust's focus will normally be on the largest, most liquid international equity markets including, but not limited to, the United States, Japan, the United Kingdom, the Federal Republic of Germany, Canada, France and Italy.

         Security Selection. Investments will generally be made in companies with market capitalizations of at least $200 million. Oechsle International focuses its research effort on exchange listed U.S. companies and a universe of approximately 1,000 non-U.S. companies, most of which are included in either the Morgan Stanley Capital International Europe, Australia and Far East Index or other major international indices. The Global Equity Trust intends to purchase and hold securities for long-term capital appreciation and does not expect to trade for short-term gain.

Use of Hedging and Other Strategic Transactions


         The Global Equity Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith. The Global Equity Trust will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. In order to comply with limitations imposed by the State of California Insurance Department, the Global Equity Trust will comply with the restrictions regarding foreign investments set forth under "Risk Factors - Additional Investment Restrictions on Borrowing and Foreign Investing."


         Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus. The ability to diversify its investments among the equity markets in different countries may, however, reduce the overall level of market risk to the extent it may reduce the Global Equity Trust's exposure to a single market.

PASADENA GROWTH TRUST

         The principal investment objective of the Pasadena Growth Trust is long-term growth of capital by emphasizing investments in companies with rapidly growing earnings per share, some of which may be smaller emerging growth companies.

         The Pasadena Growth Trust emphasizes the purchase of common stocks of domestic corporations with rapidly growing earnings per share. Some of the companies in the portfolio may be unseasoned, although most are generally well-known and established. The Pasadena Growth Trust also invests in stocks of companies with a market capitalization of less than $500 million and companies that, although not growing rapidly, are undervalued by other criteria of their fundamental net worth in the opinion of its Subadviser. The volatility of its investment portfolio is likely to be greater than that of the Standard & Poor's 500 Stock Index and greater than that of the Value Equity or Equity Trust. For this reason, the net asset value per share of the Pasadena Growth Trust may fluctuate substantially and the portfolio may not be appropriate for short-term investments. Dividend and interest income received from portfolio securities is largely incidental.

         The Pasadena Growth Trust's investments may also include preferred stocks, warrants, convertible debt obligations and other debt obligations that, in the Subadviser's opinion, offer the possibility of capital appreciation over the course of approximately two or more years because of the timing of such investments. In addition to the interest received from such debt instruments, if interest rates fall, these instruments are likely to increase in value. Conversely, if interest rates rise, a decrease in value can be expected. The Pasadena Growth Trust does not, however, anticipate investing a significant portion of its total assets in such instruments.

         The debt obligations which may be acquired by the Pasadena Growth Trust include direct and indirect obligations of the U.S. Government and its agencies, states and municipalities and their agencies, or corporate issuers. Any corporate debt obligations in which the Pasadena Growth Trust may invest must be rated at least BBB or Baa or better by national agencies, or, if unrated, are, in the Subadviser's opinion, of equivalent investment quality. Securities which are rated "BBB" or "Baa" are generally regarded as having an adequate capacity to pay interest and repay principal in accordance with the terms of the obligation, but may have some speculative characteristics. In addition, such securities are generally more sensitive to changes in economic conditions than securities rated in the higher categories, which tend to be more sensitive to interest rate changes. In the event that the rating for any security held in the Pasadena Growth Trust's portfolio drops below "BBB" or "Baa" such change will be considered by the Trust's Subadviser in evaluating the overall composition of the Trust's portfolio.

         From time to time, depending on the Subadviser's analysis of market and other considerations, all or part of the assets of the portfolio may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high quality commercial paper, certificates of deposit, bankers' acceptances, bank interest bearing demand accounts, and repurchase agreements secured by U.S. Government securities. All such investments will be made for temporary defensive purposes to protect against the erosion of capital and pending investment in other securities.

         As a matter of operating policy, the Trust may invest in securities of unseasoned companies. The Subadviser regards a company as unseasoned when, for example, it is relatively new to or not yet well established in its primary line of business. Such companies generally are smaller and younger than companies whose shares are traded on the major stock exchanges. Accordingly, their shares are often traded over-the-counter and their share prices may be more volatile than those of larger, exchange-listed companies. In order to avoid undue risks, the portfolio normally will not purchase securities of any company with a record of fewer than three years' continuous operation (including that of predecessors).

         The Pasadena Growth Trust does not intend to engage in the purchase of securities on a when-issued or delayed delivery basis or engage in any hedging or other transactions described in the Statement of Additional Information under the caption "Hedging and Other Strategic Transactions." The Pasadena Growth Trust will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus.

EQUITY TRUST

         The principal investment objective of the Equity Trust is growth of capital. Current income is a secondary consideration although growth of income may accompany growth of capital.

          FMTC manages the Equity Trust and seeks to attain the foregoing objective by investing primarily in common stocks of United States issuers or securities convertible into or which carry the right to buy common stocks. It may also invest to a limited degree, normally not in excess of 15% of the value of the Equity Trust's total assets, in non-convertible preferred stocks and debt securities. Portfolio securities may be selected with a view toward either short-term or long-term capital growth. When in FMTC's opinion market or economic conditions warrant a defensive posture, the Equity Trust may place any portion of its assets in investment grade debt securities (i.e., the four highest bond ratings assigned by Moody's or S&P), preferred stocks, Government securities or cash. The fourth highest category of investment grade bonds has some speculative characteristics and instruments with such ratings are subject to greater fluctuations in value than more highly rated instruments as economic conditions change. The Equity Trust is not required to dispose of such instruments in the event they are downgraded. It may also maintain amounts in cash or short-term debt securities pending selection of investments in accordance with its policies.

         The Equity Trust will invest primarily in securities listed on national securities exchanges, but from time to time it may also purchase securities traded in the "over the counter" market. The Equity Trust will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus.

Use of Hedging and Other Strategic Transactions

         The Equity Trust is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." However, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

VALUE EQUITY TRUST

         The principal investment objective of the Value Equity Trust is long-term growth of capital. GSAM manages the Value Equity Trust and will seek to attain its objective by investing under normal circumstances at least 65% of its total assets in equity securities, consisting of common or preferred stocks, including options and warrants.

         The Value Equity Trust will invest primarily in securities listed on national securities exchanges and securities traded in the "over-the-counter" market. Under normal market conditions the Value Equity Trust may invest up to 35% of its total assets in preferred stocks, government securities, short-term debt securities, money market instruments, cash or investment grade bonds (i.e., the four highest bond ratings assigned by Moody's or S&P or determined to be of comparable quality by GSAM.) When in GSAM's opinion market or economic conditions warrant a temporary defensive posture, the Value Equity Trust may place any portion of its assets in these types of non-equity securities. The fourth highest category of investment grade bonds has some speculative characteristics and instruments with such ratings are subject to greater fluctuations in value than more highly rated instruments as economic conditions change. The Value Equity Trust is not required to dispose of such instruments in the event they are downgraded.

         The Value Equity Trust will be subject to special risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus.

Use of Hedging and Other Strategic Transactions

         The Value Equity Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

GROWTH AND INCOME TRUST

         The investment objective of the Growth and Income Trust is to provide long-term growth of capital and income consistent with prudent investment risk.

         Wellington Management manages the Growth and Income Trust and seeks to achieve the Trust's objective by investing primarily in a diversified portfolio of common stocks of U.S. issuers which Wellington Management believes are of high quality. Wellington Management believes that high quality is evidenced by a leadership position within an industry, a strong or improving balance sheet, relatively high return on equity, steady or increasing dividend payout and strong management skills. The Trust's investments will primarily emphasize dividends paying stocks of larger companies. The Trust may also invest in securities convertible into or which carry the right to buy common stocks, including those convertible securities issued in the Euromarket, preferred stocks and debt securities. When market or financial conditions warrant a temporary defensive posture, the Trust may, in order to reduce risk and achieve attractive total investment return, invest up to 100% of its assets in securities which are authorized for purchase by the Investment Quality Bond Trust (excluding non-investment grade securities) or the Money Market Trust. The Subadviser expects that under normal market conditions the Growth and Income Trust will consist primarily of equity securities.

         Investments will be selected on the basis of fundamental analysis to identify those securities that, in Wellington Management's judgment, provide the potential for long-term growth of capital and income. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside of the United States, Wellington Management will also monitor and evaluate the economic and political climate and the principal securities markets of the country in which each company is located.

         The Growth and Income Trust will invest primarily in securities listed on national securities exchanges, but from time to time it may also purchase securities traded in the "over the counter" market.

         The Growth and Income Trust will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus.

Use of Hedging and Other Strategic Transactions

         The Growth and Income Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." However, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

INTERNATIONAL GROWTH AND INCOME TRUST

         The investment objective of the International Growth and Income Trust is to seek long-term growth of capital and income. The portfolio is designed for investors with a long-term investment horizon who want to take advantage of investment opportunities outside the United States.

         J.P. Morgan manages the International Growth and Income Trust and will seek to achieve the portfolio's objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. The portfolio will focus primarily on the common stock of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries. The portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities. See "RISK FACTORS -- Foreign Securities." Under normal circumstances, the International Growth and Income Trust expects to invest primarily in equity securities. However, the portfolio may invest up to 35% of its assets in debt obligations of corporate or sovereign or supranational organizations rated A or higher by Moody's or S&P, or if unrated, of equivalent credit quality as determined by the Subadviser. See "Global Government Bond Trust" for further information on supranational organizations. Under normal circumstances, the portfolio will be invested approximately 85% in equity securities and 15% in these fixed income securities. This allocation, however, may change over time. J.P. Morgan may allocate the portfolio's investment in these asset classes in a manner consistent with the portfolio's investment objective and current market conditions. Using a variety of analytical tools, J.P. Morgan assesses the relative attractiveness of each asset class and determines an optimal allocation between them. Yields on non-U.S. equity securities tend to be lower than those on equity securities of U.S. issuers. Therefore, current income from the portfolio may not be as high as that available from a portfolio of U.S. equity securities.

         In pursuing the International Growth and Income Trust's objective, J.P. Morgan will actively manage the assets of the portfolio through country allocation and stock valuation and selection. Based on fundamental research, quantitative valuation techniques and experienced judgment, J.P. Morgan uses a structured decision-making process to allocate the portfolio primarily across the developed countries of the world outside the United States. This universe is typically represented by the Morgan Stanley Europe, Australia and Far East Index (the "EAFE Index").

         Using a dividend discount model and based on analysts' industry expertise, securities within each country are ranked within economic sectors according to their relative value. Based on this valuation, J.P. Morgan selects the securities which appear the most attractive for the portfolio. J.P. Morgan believes that under normal market conditions, economic sector weightings generally will be similar to those of the relevant equity index.

         Finally, J.P. Morgan actively manages currency exposure, in conjunction with country and stock allocation, in an attempt to protect and possibly enhance the International Growth and Income Trust's market value. Through the use of forward currency exchange contracts, J.P. Morgan will adjust the portfolio's foreign currency weightings to reduce its exposure to currencies that the Subadviser deems unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant, based on fundamental research, technical factors and the judgment of a team of experienced currency managers.

         The International Growth and Income Trust intends to manage its investment portfolio actively in pursuit of its investment objective. The portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. See "GENERAL INFORMATION -- Taxes." To the extent the portfolio engages in short-term trading, it may incur increased transaction costs.

         The International Growth and Income Trust may also invest in securities on a when-issued or delayed delivery basis, enter into repurchase agreements, loan its portfolio securities and purchase certain privately placed securities. See "RISK FACTORS."

         The International Growth and Income Trust may make money market investments pending other investments or settlement or for liquidity purposes. In addition, when J.P. Morgan believes that investing for defensive purposes is appropriate, such as during periods of unusual or unfavorable market or economics conditions, up to 100% of the portfolio's assets may be temporarily invested in money market instruments. The money market investments permitted for the portfolio include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements, as described below under "Money Market Trust."


         The International Growth and Income Trust will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities. These risks are described under the captions "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -- Taxes" in this Prospectus. The ability to diversify its investments among the equity markets of different countries may, however, reduce the overall level of market risk to the extent it may reduce the portfolio's exposure to a single market. In order to comply with limitations imposed by the State of California Insurance Department, the International Growth and Income Trust will comply with the restrictions regarding foreign investments set forth under "Risk Factors - Additional Investment Restrictions on Borrowing and Foreign Investing."


Use of Hedging and Other Strategic Transactions

         The International Growth and Income Trust is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

STRATEGIC BOND TRUST

         The investment objective of the Strategic Bond Trust is to seek a high level of total return consistent with preservation of capital.

         The Strategic Bond Trust seeks to achieve its objective by giving its Subadviser, SBAM, broad discretion to deploy the Strategic Bond Trust's assets among certain segments of the fixed-income market as SBAM believes will best contribute to the achievement of the portfolio's objective. At any point in time, the Subadviser will deploy the portfolio's assets based on the Subadviser's analysis of current economic and market conditions and the relative risks and opportunities present in the following market segments: U.S. Government obligations, investment grade domestic corporate debt, high yield (high risk) corporate debt securities, mortgage backed securities and investment grade and high yield international debt securities. The Subadviser is an affiliate of Salomon Brothers Inc ("SBI"), and in making investment decisions is able to draw on the research and market expertise of SBI with respect to fixed-income securities.

         In pursuing its investment objective, the Strategic Bond Trust may invest without limitation in high yield (high risk) securities. High yield securities, commonly known as "junk bonds", also present a high degree of risk. High-yielding, lower-quality securities involve comparatively greater risks, including price volatility and the risk of default in the timely payment of interest and principal, than higher-quality securities. Due to the risks inherent in certain of the securities in which the Strategic Bond Trust may invest, an investment in the portfolio should not be considered as a complete investment program and may not be appropriate for all investors. See "Risk Factors--High Yield (High Risk) Securities."

         The Subadviser will determine the amount of assets to be allocated to each type of security in which it invests based on its assessment of the maximum level of total return that can be achieved from a portfolio which is invested in these securities without incurring undue risks to principal value. In making this determination, the Subadviser will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. In performing quantitative analysis, the Subadviser will employ prepayment analysis and option adjusted spread technology to evaluate mortgage securities, mean variance optimization models to evaluate international debt securities, and total rate of return analysis to measure relative risks and opportunities in other fixed-income markets. Economic factors considered will include current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities will further be influenced by current and expected currency relationships and political and sovereign factors. The portfolio's assets may not always be allocated to the highest yielding securities if the Subadviser feels that such investments would impair the portfolio's ability to preserve shareholder capital. The Subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The portfolio does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed-income security.

         In addition, the Subadviser will have discretion to select the range of maturities of the various fixed-income securities in which the portfolio invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

         The types and characteristics of the U.S. Government obligations, mortgage-backed securities, investment grade corporate debt securities and investment grade international debt securities to be purchased are set forth in the discussion of investment objectives and policies for the Investment Quality Bond, U.S. Government Securities and Global Government Bond Trusts, and in the section entitled "Other Investments" in the Statement of Additional Information; and the types and characteristics of the money market securities to be purchased are set forth in the discussion of investment objectives of the Money Market Trust. Potential investors should review the discussion therein in considering an investment in shares of the Strategic Bond Trust. As described below, the Strategic Bond Trust may also invest in high yield domestic and foreign debt securities.


         The Strategic Bond Trust will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities. These risks are described under the captions "Risk Factors--High (High Risk) Yield Securities" and "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus. The ability to spread its investments among the fixed-income markets in a number of different countries may, however, reduce the overall level of market risk to the extent it may reduce the Strategic Bond Trust's exposure to a single market. In order to comply with limitations imposed by the State of California Insurance Department, the Strategic Bond Trust will comply with the restrictions regarding foreign investments set forth under "Risk Factors - Additional Investment Restrictions on Borrowing and Foreign Investing."


         The Strategic Bond Trust currently intends to invest substantially all of its assets in fixed-income securities. In order to maintain liquidity, however, the Strategic Bond Trust may invest up to 20% of its assets in high-quality short-term money market instruments. If at some future date, in the opinion of the Subadviser, adverse conditions prevail in the market for fixed-income securities, the Strategic Bond Trust for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments.

         As discussed above, the Strategic Bond Trust may invest in U.S. dollar-denominated securities issued by domestic issuers that are rated below investment grade or of comparable quality. Although the Subadviser does not anticipate investing in excess of 75% of the portfolio's assets in domestic and developing country debt securities that are rated below investment grade, the portfolio may invest a greater percentage in such securities when, in the opinion of the Subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the portfolio's assets in securities rated below investment grade, as well as through investments in mortgage securities and international debt securities, as described below, the Subadviser expects to provide investors with a higher yield than a high- quality domestic corporate bond fund while at the same time presenting less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the portfolio may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P). See "Risk Factors--High Yield (High Risk) Securities--General."

         In light of the risks associated with high yield corporate and sovereign debt securities, the Subadviser will take various factors into consideration in evaluating the credit worthiness of an issue. For corporate debt securities, these will typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The Subadviser will also review the ratings, if any, assigned to the security by any recognized rating agencies, although the Subadviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Strategic Bond Trust's ability to achieve its investment objective may be more dependent on the Subadviser's credit analysis than would be the case if it invested in higher quality debt securities.

         A description of the ratings used by Moody's and S&P is set forth in Appendix I to this Prospectus.

         In addition to the types of international debt securities as set forth in the discussion of investment objectives and policies of the Global Government Bond Trust, the Strategic Bond Trust may also invest in international debt securities that are below investment grade.

         The high yield sovereign debt securities in which the Strategic Bond Trust may invest are U.S. dollar-denominated and non-dollar-denominated debt securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The Subadviser expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the portfolio is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Subadviser anticipates that the portfolio's initial investments in sovereign debt will be concentrated in Latin American countries, including Mexico and Central and South American and Caribbean countries. The Subadviser expects to take advantage of additional opportunities for investment in the debt of North African countries, such as Nigeria and Morocco, Eastern European countries, such as Poland and Hungary, and Southeast Asian countries, such as the Philippines. Sovereign governments may include national, provincial, state, municipal or other foreign governments with taxing authority. Governmental entities may include the agencies and instrumentalities of such governments, as well as state-owned enterprises.

Use of Hedging and Other Strategic Transactions

         The Strategic Bond Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

GLOBAL GOVERNMENT BOND TRUST

         The investment objective of the Global Government Bond Trust is to seek a high level of total return by placing primary emphasis on high current income and the preservation of capital. Oechsle International manages the Global Government Bond Trust and intends to pursue this objective by investing primarily in a selected global portfolio of high-quality, fixed-income securities of foreign and U.S. governmental entities and supranational issuers.

         Oechsle International will select the Global Government Bond Trust's assets from among countries and in currency denominations where opportunities for total return are expected to be the most attractive. Fundamental economic strength, credit quality, and currency and interest rate trends will be the principal determinants of the various country and sector weightings within the Global Government Bond Trust. The Global Government Bond Trust may substantially invest in one or more countries but intends to have represented in its portfolio securities from a number of different countries, although there is no limit on the value of the portfolio's assets that may be invested in any one country or in assets denominated in any one country's currency. Moreover, the Global Government Bond Trust may for temporary defensive purposes choose to invest substantially all its assets in U.S. securities or cash and cash items.

         The Global Government Bond Trust, unlike the other portfolios of the Trust, is non-diversified for purposes of the Investment Company Act of 1940. Due to its status as non-diversified, the Global Government Bond Trust is not subject to the general limitation under the Investment Company Act of 1940 that it not invest more than 5% of its total assets in the securities of a single issuer. The Global Government Bond Trust has elected non-diversified status so that it may invest more than 5% of its assets in the obligations of a foreign government and this practice may expose the Global Government Bond Trust to increased financial and market risks. While non-diversified for purposes of the Investment Company Act of 1940, the Global Government Bond Trust remains subject to certain diversification requirements imposed under the Internal Revenue Code which are described under the caption "Taxes" in this Prospectus.

         The Global Government Bond Trust will generally invest at least 65% of its assets in the following investments: (i) debt obligations issued or guaranteed by the U.S. government or one of its agencies or political subdivisions; (ii) debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions; (iii) debt obligations issued or guaranteed by supranational organizations. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Such supranational issued instruments may be denominated in multi- national currency units. Investments in multi-currency, debt securities will be limited to those assigned within the four highest bond ratings by Moody's or S&P or, if not rated, that are of equivalent investment quality as determined by Oechsle International. The Global Government Bond Trust may also invest up to 35% of its assets in (i) corporate debt securities assigned within the three highest bond ratings by Moody's or S&P or, if not rated, that are of equivalent investment quality as determined by Oechsle International, (ii) preferred stocks and (iii) securities convertible into or exercisable for common stocks. In addition, the Global Government Bond Trust will hold short-term cash reserves (money market instruments maturing in a period of thirteen months or less) as Oechsle International believes is advisable to maintain liquidity or for temporary defensive purposes. Reserves may be held in any currency deemed attractive by Oechsle International.

         Oechsle International intends to invest in fixed-income securities in countries where the combination of fixed-income market returns and exchange rate movements is judged to be attractive. Oechsle International will actively manage the Global Government Bond Trust's maturity structure according to its interest rate outlook for each foreign economy. In response to rising interest rates and falling prices, the Global Government Bond Trust may invest in securities with shorter maturities to protect its principal value. Conversely, when certain interest rates are falling and prices are rising, the Global Government Bond Trust may invest in securities with longer maturities to take advantage of higher yields and to seek capital appreciation. The Global Government Bond Trust will seek to invest in countries having favorable currency and interest rate trends. Investments in countries where the currency trend is unfavorable may be made when the currency risk can be minimized through hedging. The Global Government Bond Trust does not intend to invest in longer-term fixed income securities in countries where the fixed income market is fundamentally unattractive, regardless of the currency trend, but may invest in short- term fixed income securities in such countries.

Use of Hedging and Other Strategic Transactions


         The Global Government Bond Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith. The Global Government Bond Trust will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus. The ability to spread its investments among the fixed-income markets in a number of different countries may, however, reduce the overall level of market risk to the extent it may reduce the Global Government Bond Trust's exposure to a single market. In order to comply with limitations imposed by the State of California Insurance Department, the Global Government Bond Trust will comply with the restrictions regarding foreign investments set forth under "Risk Factors - Additional Investment Restrictions on Borrowing and Foreign Investing."


INVESTMENT QUALITY BOND TRUST

         The investment objective of the Investment Quality Bond Trust is to provide a high level of current income consistent with the maintenance of principal and liquidity.

         Wellington Management manages the Investment Quality Bond Trust and seeks to achieve the Trust's objective by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. Investment management will emphasize sector analysis, which focuses on relative value and yield spreads among security types and among quality, issuer, and industry sectors, call protection and credit research. Credit research on corporate bonds is based on both quantitative and qualitative criteria established by Wellington Management, such as an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Wellington Management will attempt to maintain a high, steady and possibly growing income stream.

         At least 65% of the Investment Quality Bond Trust's assets will be invested in:

(1) marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or S&P or, if unrated, of comparable quality as determined by Wellington Management;

(2) securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities (described below under U.S. Government Securities Trust); and

(3) cash and cash equivalent securities which are authorized for purchase by the Money Market Trust.

         The balance of the Investment Quality Bond Trust's investments may include: domestic and foreign debt securities rated below "A" by Moody's and S&P (and unrated securities of comparable quality as determined by Wellington Management), preferred stocks, convertible securities (including those issued in the Euromarket) and securities carrying warrants to purchase equity securities, privately placed debt securities, asset-backed securities and privately issued mortgage securities. At least 65% of the Investment Quality Bond Trust's assets will be invested in bonds and debentures.

         In pursuing its investment objective, the Investment Quality Bond Trust may invest up to 20% of its assets in domestic and foreign high yield (high risk) corporate and government debt securities, commonly known as "junk bonds" (i.e., rated "Ba" or below by Moody's or "BB" or below by S&P, or if unrated, of comparable quality as determined by Wellington Management). The high yield sovereign debt securities in which the portfolio will invest are described above under "Strategic Bond Trust." No minimum rating standard is required for a purchase by the Portfolio. Domestic and foreign high yield debt securities involve comparatively greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities. See "RISK FACTORS -- High Yield (High Risk) Securities and "Foreign Sovereign Debt Securities."

         The Investment Quality Bond Trust may also invest in debt securities carrying the fourth highest quality rating ("Baa" by Moody's or "BBB" by S&P) and unrated securities of comparable quality as determined by Wellington Management. While such securities are considered as investment grade and are viewed to have adequate capacity for payment of principal and interest, investments in such securities involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. While the Investment Quality Bond Trust may only invest up to 20% of its assets in bonds rated below "Baa" by Moody's or "BBB" by S&P (or, if unrated, of comparable quality as determined by Wellington Management) at the time of investment, it is not required to dispose of bonds owned that may be downgraded causing the portfolio to exceed this 20% maximum.

Use of Hedging and Other Strategic Transactions

         The Investment Quality Bond Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith . The Investment Quality Bond Trust will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus.

U.S. GOVERNMENT SECURITIES TRUST

         The investment objective of the U.S. Government Securities Trust is to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. SBAM manages the U.S. Government Securities Trust and seeks to attain its objective by investing a substantial portion of its assets in debt obligations and mortgage backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities. The portfolio may also invest a portion of its assets in the types of securities in which the Investment Quality Bond Trust may invest.

         At least 80% of the total assets of the U.S. Government Securities Trust will be invested in:

(1) mortgage backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government and which are the "modified pass-through" type of mortgage backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

(2)      U.S. Treasury obligations;

(3) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

(4) mortgage backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

(5) collateralized mortgage obligations issued by private issuers for which the underlying mortgage backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage backed securities, or (ii) by the full faith and credit of the U.S. Government.

         The mortgage backed securities in which the U.S. Government Securities Trust invests represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities runs only to the principal and interest payments and not to the market value of such securities. In addition, the guarantee only runs to the portfolio securities held by the U.S. Government Securities Trust and not the purchase of shares of the portfolio.

         Mortgage backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Mortgage backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

         The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. For pools of fixed rate 30-year mortgages, it has been common practice to assume that prepayments will result in a 12-year average life. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the U.S. Government Securities Trust to differ from the yield calculated on the basis of the average life of the pool. In addition, if any of these mortgage backed securities are purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the portfolio.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the U.S. Government Securities Trust of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of this portfolio. Monthly interest payments received by the portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to the prepayment feature.

         The U.S. Government Securities Trust must comply with diversification requirements established pursuant to the Internal Revenue Code for investments of separate accounts funding contracts. Under these requirements, no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer. As a result of these requirements, the U.S. Government Securities Trust may not invest more than 55% of the value of its assets in GNMA Certificates or in securities issued or guaranteed by any other single United States government agency or instrumentality. See the discussion under "Taxes" below for additional information.

Use of Hedging and Other Strategic Transactions

         The U.S. Government Securities Trust is currently authorized to use only certain of the various investment strategies referred to under "Hedging and Other Strategic Transactions." Specifically, the U.S. Government Securities Trust may write covered call options and put options on securities and purchase call and put options on securities, write covered call and put options on securities indices and purchase call and put options on securities indices, and, may enter into futures contracts on financial instruments and indices and write and purchase put and call options on such futures contracts. It is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

MONEY MARKET TRUST

         The investment objective of the Money Market Trust is to obtain maximum current income consistent with preservation of principal and liquidity. Wellington Management manages the Money Market Trust and seeks to achieve this objective by investing in high quality, U.S. dollar denominated money market instruments of the following types:

(1) obligations issued or guaranteed as to principal and interest by the United States Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (hereinafter "U.S. Government securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Trust will be payable in U.S. dollars);

(2) certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);


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(3)      commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization ("NRSRO") (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by S&P) or, if not rated,is issued by a company which Wellington Management acting pursuant to guidelines established by the Trustees, has determined to be of minimal credit risk and comparable quality;

(4) corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by S&P); and

(5)      short-term obligations issued by state and local governmental issuers;

(6) securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to arrangements for credit enhancement or for shortening effective maturity; and

(7)      repurchase agreements with respect to any of the foregoing obligations.

         Commerical paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Money Market Trust and the note issuer, and Wellington Management will monitor the creditworthiness of the issuer and its earning power and cash flow, and will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

         All of the Money Market Trust's investments will mature in 397 days or less and the portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of its investments, the Money Market Trust seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Money Market Trust will invest only in securities the Trustees determine to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of 1940. The Money Market Trust also intends to maintain, to the extent practicable, a constant per share net asset value of $10.00, but there is no assurance that it will be able to do so.

         The Money Market Fund will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under "RISK FACTORS - Foreign Securities."

Use of Hedging and Other Strategic Transactions

         The Money Market Trust is not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

AUTOMATIC ASSET ALLOCATION TRUSTS

         There are three Automatic Asset Allocation Trusts - Aggressive, Moderate and Conservative. The investment objective of each of the Automatic Asset Allocation Trusts is to obtain the highest potential total return consistent with a specified level of risk tolerance -- aggressive, moderate and conservative. The Automatic Asset Allocation Trusts are designed for:

* The investor who wants to maximize total return potential, but lacks the time, temperament or expertise to do so effectively;
* The investor who does not want to monitor the financial markets in order to make periodic exchanges among portfolios;
* The investor who wants the opportunity to improve on the return of an income-oriented investment program, but wants to take advantage of the risk management features of an asset allocation program; and
* Retirement program fiduciaries who have a responsibility to limit risk in a meaningful way, while seeking the highest potential total return.

         Each of the Automatic Asset Allocation Trusts may invest in a combination of equity, fixed-income and money market securities. The amount of each portfolio's assets invested in each category of securities is dependent upon the judgment of FMTC as to what percentages of each portfolio's assets in each category will contribute to the limitation of risk and the achievement of its investment objective. Unlike many asset allocation and timing services offered by competitors, the Automatic Asset Allocation Trusts permit FMTC to reallocate each portfolio's assets among the categories of securities "automatically," without a delay for a request or response by the shareholder, whenever, in the subadviser's judgment, market or economic changes warrant such a reallocation. FMTC reserves complete discretion to determine the allocations among the categories of securities.

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
         The investor chooses an Automatic Asset Allocation Trust by determining which risk tolerance level most closely corresponds to the investor's individual planning needs, objectives and comfort. Generally, the higher the portfolio's level of risk tolerance, the higher is the expected total return for the portfolio over the long-term and under favorable market conditions. Over the long-term, it is expected that the total return of the Aggressive Asset Allocation Trust will exceed that of the Moderate Asset Allocation Trust and that the total return of the Moderate Asset Allocation Trust will exceed that of the Conservative Asset Allocation Trust, although there is no assurance that this will be the case. Moreover, as a general matter, the higher the risk tolerance of a portfolio, the greater is the expected volatility of the portfolio. In adverse market conditions, it is expected that the losses will be greater in the Aggressive Asset Allocation Trust than in the Moderate Asset Allocation Trust and greater in the Moderate Asset Allocation Trust than in the Conservative Asset Allocation Trust, although again there is no assurance that this will be the case.

         FMTC attempts to limit the maximum amount of decline in value each portfolio incurs under very adverse market conditions, to define the level of risk tolerance -- aggressive, moderate or conservative. Very adverse market conditions are defined as a substantial increase in long-term interest rates accompanied by a similarly substantial decline in one or more commonly-followed stock market indices over a twelve month period. Of course, FMTC cannot predict with certainty when adverse market conditions will arise. Consequently, FMTC must manage each of the Automatic Asset Allocation Trusts under all market conditions with a view toward limiting risk and portfolio decline should very adverse market conditions arise. For example, since the Conservative Asset Allocation Trust has the lowest risk tolerance level, its assets under all market conditions will be invested less aggressively (i.e., with greater emphasis on fixed-income securities and money market instruments) than those of the other Automatic Asset Allocation Trusts. In addition, when market conditions deteriorate (the probability of very adverse market conditions rises), FMTC will give greater emphasis to fixed-income securities and money market instruments in an effort to limit overall declines in portfolio value.

         An investor should select an Automatic Asset Allocation Trust depending on his or her objective in terms of balancing the potential long-term total returns of a portfolio against limiting risk and portfolio declines in very adverse market conditions. There can be no assurance that actual declines in portfolio value will not exceed the percentage limitations set forth below in the description of each portfolio.

THE AGGRESSIVE ASSET ALLOCATION TRUST

         The investment objective of the Aggressive Asset Allocation Trust is to seek the highest total return consistent with an aggressive level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% in any twelve month period. This Trust will tend to invest a greater portion of its assets in equity and foreign securities than the Moderate and Conservative Asset Allocation Trusts and a lower percentage of its assets in fixed-income securities and money market instruments than such Trusts. FMTC will invest the Aggressive Asset Allocation Trust's assets to attempt to produce a total return competitive with that of equity funds, while at the same time exposing the Trust's assets to less risk than the typical aggressive equity fund by allocating a portion of the portfolio's assets to fixed-income securities and money market instruments. There can be no assurance that FMTC will be able to attain this objective.

THE MODERATE ASSET ALLOCATION TRUST

         The investment objective of the Moderate Asset Allocation Trust is to seek the highest total return consistent with a moderate level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any twelve month period. The amount of the Moderate Asset Allocation Trust's assets invested in each category of securities will depend on the judgment of FMTC as to what relative portions of the portfolio's assets in each category will contribute to the achievement of its objective. Generally, it will place greater emphasis on equity and foreign securities than the Conservative Asset Allocation Trust but more emphasis on fixed-income securities and money market instruments than the Aggressive Asset Allocation Trust. FMTC will invest the Moderate Asset Allocation Trust's assets to attempt to give the portfolio a substantial participation in favorable equity and bond markets, although the expected total return will not necessarily exceed the best returns available from either of those markets.

THE CONSERVATIVE ASSET ALLOCATION TRUST

         The investment objective of the Conservative Asset Allocation Trust is to seek the highest total return consistent with a conservative level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any twelve month period. This Trust will tend to invest a greater portion of its assets in fixed-income securities and money market instruments than the Moderate and Aggressive Asset Allocation Trusts and a lower percentage of its assets in equity and foreign securities than such Trusts. FMTC will attempt to invest the Conservative Asset Allocation Trust's assets in order to produce a higher total return than that which is available from a bond or a money market portfolio alone, although there can be no assurance that FMTC will be able to attain this objective.

         The types and characteristics of equity securities to be purchased by the Automatic Asset Allocation Trusts are set forth above in the discussion of investment objectives and policies for the Equity Trust; the types and characteristics of the fixed-income securities to be purchased are set forth in the discussion of investment objectives and policies for the Investment Quality Bond (the Automatic Asset Allocation Trusts may not invest in below investment grade securities except as noted below) and U.S. Government Securities Trusts; and




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
the types and characteristics of the money market securities to be purchased are set forth in the discussion of investment objectives of the Money Market Trust. Potential investors should review the discussion therein in considering an investment in shares of the Automatic Asset Allocation Trusts.

         The Aggressive Asset Allocation Trust and the Moderate Asset Allocation Trust may each invest up to 10% of their assets in domestic and foreign high yield corporate and government debt securities, commonly known as "junk bonds" (i.e., rated "Ba" or below by Moody's or "BB" or below by S & P, or if unrated, of comparable quality as determied by FMTC. Domestic and foreign high yield debt securities involve comparatively greater risks, including price volatility and risk of default in the payment of interest and principal, than higher quality securities. See "RISK FACTORS -- High Yield (High Risk) Securities" for further information.

Use of Hedging and Other Strategic Transactions


         The Automatic Asset Allocation Trusts are currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith. The Aggressive Asset Allocation Trust may invest up to 35% of its assets, the Moderate Asset Allocation Trust may invest up to 25% of its assets and the Conservative Allocation Trust may invest up to 15% of its assets in securities issued by foreign entities and/or denominated in foreign currencies. The Automatic Asset Allocation Trusts will be subject to certain risks as a result of their ability to invest in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus. In order to comply with limitations imposed by the State of California Insurance Department, the Aggressive and Moderate Asset Allocation Trusts will comply with the restrictions regarding foreign investments set forth under "Risk Factors - Additional Investment Restrictions on Borrowing and Foreign Investing."


         The portfolio turnover rate of each of the Trust's portfolios may vary from year to year, as well as within a year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a portfolio. See "Portfolio Turnover" in the Statement of Additional Information.

                                  RISK FACTORS

INVESTMENT RESTRICTIONS GENERALLY

         The Trust is subject to a number of restrictions in pursuing its investment objectives and policies. The following is a brief summary of certain restrictions that may be of interest to contract owners. Some of these restrictions are subject to exceptions not stated here. Such exceptions and a complete list of the investment restrictions applicable to the individual portfolios and to the Trust are set forth in the Statement of Additional Information under the caption "Investment Restrictions."

         Except for the restrictions specifically identified as fundamental, all investment restrictions described in this Prospectus and in the Statement of Additional Information are not fundamental, so that the Trustees of the Trust may change them without shareholder approval. Fundamental policies may not be changed without the affirmative vote of a majority of the outstanding voting securities.


         Fundamental policies applicable to all portfolios include prohibitions on (i) investing more than 25% of the total assets of any portfolio in the securities of issuers having their principal activities in any particular industry (with exceptions for U.S. Government securities and certain other obligations) and (ii) borrowing money, except for temporary or emergency purposes (but not for leveraging)and then not in excess of 33 1/3% of the value of the total assets of the portfolio at the time the borrowing is made. In addition, each portfolio may borrow in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions. Reverse repurchase agreements and mortgage dollar rolls may be considered a form of borrowing and will be treated as a borrowing for purposes of the restriction on borrowing in excess of 33 1/3% of the value of the total assets of a portfolio. A portfolio will not purchase securities while borrowings (other than reverse repurchase agreements, mortgage dollar rolls and similiar transactions) exceed 5% of total assets. In addition, each of the portfolios except the Global Government Bond Trust is prohibited from purchasing securities of any issuer if the purchase would cause more than 5% of the value of a portfolio's total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and bank obligations) or cause more than 10% of the voting securities of the issuer to be held by a portfolio, except that up to 25% of the value of each portfolio's total assets (except the Money Market Trust) may be invested without regard to this restriction.


         Restrictions that apply to all portfolios and that are not fundamental include prohibitions on (i) knowingly investing more than 15% of the net assets of any portfolio in "illiquid" securities (including repurchase agreements maturing in more than seven days but excluding master demand notes), (ii) pledging, hypothecating, mortgaging or transferring more than 10% of the total assets of any portfolio as security for indebtedness, and (iii) purchasing securities of other investment companies, other than in connection with a merger, consolidation or reorganization, if the purchase would cause more than 10% of the value of a portfolio's total assets to be invested in investment company securities. The percentage restriction in clause (i) of the preceding sentence, however, is 10% in the case of the Money Market Trust.

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
         Finally, the Money Market Trust is subject to certain restrictions required by Rule 2a-7 under the Investment Company Act of 1940. In order to comply with such restrictions, the Money Market Trust will, inter alia, not purchase the securities of any issuer if it would cause (i) more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by the Rule for certain securities for a period of up to three business days after purchase, (ii) more than 5% of its total assets to be invested in "second tier securities," as defined by the Rule, or (iii) more than the greater of $1 million or 1% of its total net assets to be invested in the second tier securities of that issuer.

         There are also diversification and other requirements for all of the portfolios imposed by the federal tax laws, as described under "Taxes" in this Prospectus.

         The following is a description of certain investment policies subject to investment restrictions that may be of particular interest to contract owners.


ADDITIONAL INVESTMENT RESTRICTIONS ON BORROWING AND FOREIGN INVESTING



         In order to comply with limitations imposed by the State of California Insurance Department, each Trust will comply with the following restrictions on borrowing and each Trust that invests in foreign securities will comply with the following restrictions regarding foreign investments. These restrictions are nonfundamental and may be changed without shareholder approval.



         Borrowing. Each portfolio of the Trust will not borrow money except that each portfolio may borrow in an amount (i) up to 25% of the portfolio's net assets for temporary purposes to facilitate redemptions (not for leveraging) and
(ii) up to 10% of the portfolio's net assets in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions. This limitation is more restrictive than the Trust's fundamental restriction on borrowing.



         Foreign Securities. Each portfolio of the Trust that invests in foreign securities will comply with the following restrictions:



(i) A portfolio will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the portfolio's net asset value; to three when less than 60% of such value; to two when less than 40%; and to one when less than 20%.



(ii) Except as set forth in items (iii) and (iv) below, a portfolio will have no more than 20% of its net asset value invested in securities of issuers located in any one country.



(iii) A portfolio may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries (to the extent such investment is consistent with the investment policies of the portfolio): Australia, Canada, France, Japan, the United Kingdom or West Germany.



(iv) A portfolio's investments in United States issuers are not subject to these foreign country diversification restrictions.


HIGH YIELD  (HIGH RISK) SECURITIES

         GENERAL. The Strategic Bond Trust may invest without limitation, and the Investment Quality Bond Trust may invest up to 20% of its assets, in "high yield" (high risk) securities. The International Small Cap Trust may also invest in "high yield" (high risk) securities to the extent described above under the description of the portfolio. Securities rated below investment grade and comparable unrated securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also involve greater risks than higher rated securities. Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Certain of the debt securities in which the portfolios may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P). These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the portfolio with a commensurate effect on the value of the portfolio's shares. Because the Strategic Bond Trust may invest without limitation in high yield debt securities, an investment in that portfolio should not be considered as a complete investment program for all investors.

         Because the Strategic Bond and Investment Quality Bond Trusts will invest primarily in fixed-income securities, the net asset value of each portfolio's shares can be expected to change as general levels of interest rates fluctuate, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher- rated securities. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.

         The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield debt securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Strategic Bond and Investment Quality Bond Trusts' ability to dispose of particular portfolio investments and may limit the ability of those portfolios to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the Strategic Bond Trust or the Investment Quality Bond Trust is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult for the Board of Trustees to value that portfolio's investment portfolio and the Trustees may have to use a greater degree of judgment in making such valuations. Less liquid secondary markets may also affect a portfolio's ability to sell securities at their fair value. In addition, each portfolio may invest up to 15% (10% in the case of the Money Market Trust) of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a portfolio's assets invested in illiquid securities may increase.

         CORPORATE DEBT SECURITIES. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

         FOREIGN SOVEREIGN DEBT SECURITIES. Investing in foreign sovereign debt securities will expose the Strategic Bond and Investment Quality Bond Trusts to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which these portfolios may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

         The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings form foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, the Strategic Bond or Investment Quality Bond Trust may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

         Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the portfolios may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         In addition to high yield foreign sovereign debt securities, the Strategic Bond and Investment Quality Bond Trusts may also invest in investment grade foreign securities. For a discussion of such securities and their associated risks, see "Foreign Securities" below.

FOREIGN SECURITIES

         Each of the portfolios, other than the U.S. Government Securities Trust, may invest in securities of foreign issuers. Such foreign securities may be denominated in foreign currencies, except with respect to the Money Market Trust which may only invest in U.S. dollar- denominated securities of foreign issuers. The International Small Cap, Global Equity, Global Government Bond, International Growth and Income and Strategic Bond Trusts may each, without limitation, invest up to 100% of its assets in securities issued by foreign entities and/or denominated in foreign currencies. The Aggressive Asset Allocation Trust may invest up to 35% of its assets, the Moderate Asset Allocation Trust up to 25% of its assets, the Conservative Asset Allocation Trust up to 15% of its assets, and each of the other portfolios other than the U.S. Government Securities Trust up to 20% of its assets in such securities. (In the case of the Small/Mid Cap Trust, ADRs and U.S. dollar denominated securities are not included in this 20% limitation.)

         Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, debt securities issued by foreign governments, corporations and supranational organizations, and American Depository Receipts, European Depository Receipts and Global Depository Receipts ("ADRs", "EDRs" and "GDRs"). ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security, reflect any changes in exchange rates and otherwise involve risks associated with investing in foreign securities. ADRs in which the portfolios may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. Each of the portfolios, except for the International Small Cap, Global Equity, International Growth and Income, Global Government Bond and Strategic Bond Trusts, anticipates that its foreign investments will consist primarily of ADRs that are regularly traded on recognized U.S. exchanges or in the U.S. "over-the-counter" market.

         Securities of foreign issuers also include EDRs and GDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

         Foreign securities may be subject to foreign government taxes which reduce their attractiveness. See "Taxes." In addition, investing in securities denominated in foreign currencies and in the securities of foreign issuers, particularly non-governmental issuers, involves risks which are not ordinarily associated with investing in domestic issuers. These risks include political or economic instability in the country involved and the possibility of imposition of currency controls. Since certain portfolios may invest in securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are, in turn, affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The portfolios may incur transaction charges in exchanging foreign currencies.

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         There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements which are generally less extensive than the requirements applicable to domestic issuers. Foreign stock markets (other than Japan) have substantially less volume than the United States exchanges and securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less governmental regulation of exchanges, broker-dealers and issuers than in the United States, and brokerage costs may be higher. In addition, investments in foreign companies may be subject to the possibility of nationalization, withholding of dividends at the source, expropriation or confiscatory taxation, currency blockage, political or economic instability or diplomatic developments that could adversely affect the value of those investments. Finally, in the event of a default on any foreign obligation, it may be difficult for the Trust to obtain or to enforce a judgment against the issuer.

         Foreign markets, especially emerging markets, may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned thereon. The inability of a portfolio to make intended security purchases due to settlement problems could cause the portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a portfolio due to subsequent declines in values of the portfolio securities or, if the portfolio has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. A portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the portfolio of any restrictions on investments.

         In addition to the foreign securities listed above, the Strategic Bond and Investment Quality Bond Trusts may also invest in foreign sovereign debt securities, which involve certain additional risks. See "Risk Factors--High Yield (High Yield) Securities--Foreign Sovereign Debt Securities" above.

WARRANTS

         Subject to certain restrictions, each of the Portfolios except the Money Market Trust may purchase warrants, including warrants traded independently of the underlying securities.

LENDING SECURITIES

         Each portfolio may lend its securities so long as such loans do not represent in excess of 33 1/3% of a portfolio's total assets. This is a fundamental policy. The procedure for lending securities is for the borrower to give the lending portfolio collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The lending portfolio may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral. The Trust anticipates that its securities will be loaned only under the following conditions: (1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities increase in value; (2) the loan will be made in accordance with New York Stock Exchange rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and (3) the portfolio making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

         In order to help ensure the availability of suitable securities, each of the portfolios may purchase debt securities on a "when-issued" or on a "forward delivery" basis, which means that the obligations will be delivered to the portfolio at a future date, which may be a month or more after the date of commitment (referred to as "forward commitments"). It is expected that, under normal circumstances, a portfolio purchasing securities on a when-issued or forward delivery basis will take delivery of the securities, but the portfolio may sell the securities before the settlement date, if such action is deemed advisable. In general, a portfolio does not pay for the securities or start earning interest on them until the obligations are scheduled to be settled, but it does, in the meantime, record the transaction and reflect the value each day of the securities in determining its net asset value. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a portfolio will establish a segregated account consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a portfolio's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the portfolio may purchase when-issued or forward delivery securities. Except as may be imposed by these factors, there is no limit on the percent of a portfolio's total assets that may be committed to such transactions.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

         Each of the Trust's portfolios may enter into repurchase agreements and reverse repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. Under a repurchase agreement, at the time the portfolio acquires a security, it agrees to resell it to the original seller (a financial institution or broker/dealer which meets the guidelines established by the Trustees) and must deliver the security (and/or securities that may be added to or substituted for it under the repurchase agreement) to the original seller on an agreed-upon date in the future. The repurchase price is in excess of the purchase price. The arrangement is in economic effect a loan collateralized by securities.

         The Trustees have adopted procedures that establish certain creditworthiness, asset and collateralization requirements for the counterparties to a portfolio's repurchase agreements. The Trustees will regularly monitor the use of repurchase agreements and the Subadvisers will, pursuant to procedures adopted by the Trustees, continuously monitor the amount of collateral held with respect to a repurchase transaction so that it equals or exceeds the amount of the obligation.

         A portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.


         Each portfolio of the Trust may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The portfolio retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the portfolio repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the portfolio receives for the security and the amount it pays on repurchase is deemed to be payment of interest. The portfolio will maintain in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.


MORTGAGE DOLLAR ROLLS


         Each portfolio of the Trust (except the Money Market Trust) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the portfolio forgoes principal and interest paid on the mortgage-backed securities. A portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A portfolio may also be compensated by receipt of a commitment fee. A portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.


HEDGING AND OTHER STRATEGIC TRANSACTIONS

         Individual portfolios may be authorized to use a variety of investment strategies described below for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the portfolio. The description in this Prospectus of each portfolio indicates which, if any, of these types of transactions may be used by the portfolio. Although these strategies are regularly used by some investment companies and other institutional investors, it is not presently anticipated that any of these strategies will be used to a significant degree by any portfolio unless otherwise specifically indicated in the description of the portfolio contained in this Prospectus. Limitations on the portion of a portfolio's assets that may be used in connection with the investment strategies described below are set out in the Statement of Additional Information.

         Subject to the constraints described above, an individual portfolio may (if and to the extent so authorized) purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments, enter into financial futures contracts, enter into interest rate transactions, and enter into currency transactions (collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions"). A portfolio's interest rate transactions may take the form of swaps, caps, floors and collars, and a portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

         Hedging and Other Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held or to be purchased by a portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a portfolio's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of a portfolio's securities or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. A portfolio may use any or all types of Hedging and Other Strategic Transactions which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized Hedging and Other Strategic Transaction will be a function of numerous variables, including market conditions. The ability of a portfolio to utilize Hedging and Other Strategic Transactions successfully will depend on, in addition to the factors described above, the subadviser's ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select a portfolio's securities. None of the portfolios is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the "CFTC")) and Hedging and Other Strategic Transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into only for bona fide hedging, risk management or appropriate portfolio management purposes and not for speculative purposes. The use of certain Hedging and Other Strategic Transactions will require that a portfolio segregate cash, liquid high grade debt obligations or other assets to the extent a portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Risks associated with Hedging and Other Strategic Transactions are described in "Hedging and Other Strategic Transactions -- Risk Factors" in the Statement of Additional Information. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, also appears in the Statement of Additional Information.

ILLIQUID SECURITIES

         Each of the portfolios is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable, except that the Money Market Trust may not invest in excess of 10% of its net assets in such securities. Excluded from the 10% and 15% limitation are securities that are restricted as to resale but for which a ready market is available pursuant to exemption provided by Rule 144A adopted pursuant to the Securities Act of 1933 ("1933 Act") or other exemptions from the registration requirements of the 1933 Act. Whether securities sold pursuant to Rule 144A are readily marketable for purposes of the Trust's investment restriction is a determination to be made by the Subadvisers subject to the Trustees' oversight and for which the Trustees are ultimately responsible. The Subadvisers will also monitor the liquidity of Rule 144A securities held by the portfolios for which they are responsible. To the extent Rule 144A securities held by a portfolio should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the portfolio could be adversely affected. In addition, the Money Market Trust may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under federal securities law, and is generally sold to institutional investors, such as the Trust, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Money Market Trust through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Money Market Trust's subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid. The Money Market Trust intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Trust's subadviser will monitor the liquidity of 4(2) commercial paper held by the Money Market Trust, subject to the Trustees' oversight and for which the Trustees are ultimately responsible.

                             MANAGEMENT OF THE TRUST

         Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Trustees. The Trust was originally organized on August 3, 1984 as "NASL Series Fund, Inc." (the "Fund"), a Maryland corporation. Pursuant to an Agreement and Plan of Reorganization and Liquidation approved at the Special Meeting of Shareholders held on December 2, 1988, the Fund was reorganized as a Massachusetts business trust established pursuant to an Agreement and Declaration of Trust dated September 29, 1988 (the "Declaration of Trust"). The reorganization became effective on December 31, 1988. At that time, the assets and liabilities of each of the Fund's separate investment portfolios were assumed by the corresponding portfolios of the Trust and the Trust carried on the business and operations of the Fund with the same investment management arrangements as were in effect for the Fund immediately prior to such reorganization.

ADVISORY ARRANGEMENTS

         NASL Financial Services, Inc. ("NASL Financial" or, in its capacity as investment adviser to the Trust the "Adviser"), a Massachusetts corporation whose principal offices are located at 116 Huntington Avenue, Boston, Massachusetts 02116, is a wholly-owned subsidiary of Security Life the controlling ultimate parent of which is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, Security Life was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the name Manulife. NASL Financial is registered as an investment adviser under the Investment Advisers Act of 1940 and as a broker-dealer under the Securities Exchange Act of 1934, and it is a member of the National Association of Securities Dealers, Inc. ("NASD"). In addition, NASL Financial serves as principal underwriter of certain contracts issued by Security Life and as investment adviser to one other investment company, North American Funds.


         Under the terms of the Advisory Agreement, the Adviser administers the business and affairs of the Trust. The Adviser is responsible for performing or paying for various administrative services for the Trust, including providing at the Adviser's expense, (i) office space and all necessary office facilities and equipment, (ii) necessary executive and other personnel for managing the affairs of the Trust and for performing certain clerical, accounting and other office functions, and (iii) all other information and services, other than services of counsel, independent accountants or investment subadvisory services provided by any subadviser under a subadvisory agreement, required in connection with the preparation of all tax returns and documents required to comply with the federal securities laws. The Adviser pays the cost of (i) any advertising or sales literature relating solely to the Trust, (ii) the cost of printing and mailing prospectuses to persons other than current holders of Trust shares or of variable contracts funded by Trust shares and (iii) the compensation of the Trust's officers and Trustees that are officers, directors or employees of the Adviser or its affiliates. In addition, advisory fees are reduced or the Adviser reimburses the Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) applicable to a portfolio exceeds an annual rate of .75% in the case of the International Small Cap, Global Equity, Global Government Bond and International Growth and Income Trusts or .50% in the case of all other portfolios of the average annual net assets of such portfolio. The expense limitations will continue in effect from year to year unless otherwise terminated at any year end by the Adviser on 30 days' notice to the Trust. For the prior fiscal year, the Adviser did not reimburse the Trust for any expenses since expenses were below the expense limitations. However, if expenses were to increase above the expense limits and the reimbursements were terminated, Trust expenses would increase.


         In addition to providing the services and expense limitations described above, the Adviser selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of the portfolios of the Trust. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each portfolio and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Trust.

         As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of the portfolio. The fee, which is accrued daily and payable monthly, is calculated for each day by multiplying the daily equivalent of the annual percentage prescribed for a portfolio by the value of the net assets of the portfolio at the close of business on the previous business day of the Trust. The following is a schedule of the management fees each portfolio currently is obligated to pay the Adviser:


       PORTFOLIO
       ------------------------------------------------------------------------
       Small/Mid Cap Trust...........................................    1.000%
       International Small Cap Trust.................................    1.100%
       Global Equity Trust...........................................     .900%
       Pasadena Growth Trust.........................................     .975%
       Equity Trust..................................................     .750%
       Value Equity Trust............................................     .800%
       Growth and Income Trust.......................................     .750%
       International Growth and Income Trust.........................     .950%
       Strategic Bond Trust..........................................     .775%
       Global Government Bond Trust .................................     .800%
       Investment Quality Bond Trust.................................     .650%
       U.S. Government Securities Trust .............................     .650%
       Money Market Trust............................................     .500%



       PORTFOLIO
       ------------------------------------------------------------------------
       Aggressive Asset Allocation Trust.............................     .750%
       Moderate Asset Allocation Trust...............................     .750%
       Conservative Asset Allocation Trust...........................     .750%


The fees shown above, other than those paid by the Investment Quality Bond and U.S. Government Securities Trusts and the Money Market Trust, are higher than those paid by most funds to their advisers, but are not higher than the fees paid by many funds with similar investment objectives and policies.

         For the year ended December 31, 1994 the aggregate investment advisory fees paid by the Trust was $27,076,438, allocated among the portfolios as follows: $ 4,916,694-- Global Equity Trust, $1,255,314-- Pasadena Growth Trust, $3,483,279-- Equity Trust, $1,274,807-- Value Equity, $2,670,229-- Growth and
Income Trust, $588,051-- Strategic Bond Trust, $1,742,811-- Global Government Bond Trust, $709,069--Investment Quality Bond Trust, $1,350,850-- U.S. Government Securities Trust, $1,158,400-- Money Market Trust, $1,354,682-- Aggressive Asset Allocation Trust, $4,783,431-- Moderate Asset Allocation Trust and $1,788,821-- Conservative Asset Allocation Trust.


         For the year ended December 31, 1995 the aggregate investment advisory fees paid by the Trust was $33,808,255, allocated among the portfolios as follows: $5,513,312-- Global Equity Trust, $2,115,434-- Pasadena Growth Trust, $5,643,363-- Equity Trust, $2,459,247-- Value Equity, $3,922,671-- Growth and
Income Trust, $450,200-- International Growth and Income Trust (January 9, 1995, commencement of operations, to December 31, 1995), $767,448 - Strategic Bond Trust, $1,757,909-- Global Government Bond Trust, $798,045-- Investment Quality Bond Trust, $1,291,668-- U.S. Government Securities Trust, $1,318,573-- Money Market Trust, $1,463,421-- Aggressive Asset Allocation Trust, $4,667,061-- Moderate Asset Allocation Trust and $1,639,903-- Conservative Asset Allocation Trust.


SUBADVISORY ARRANGEMENTS

         Each of the Trust's subadvisers, except Fidelity Management Trust Company, is registered as an investment adviser under the Investment Advisers Act of 1940.


         Fidelity Management Trust Company ("FMTC"), the subadviser to the Equity and Automatic Asset Allocation Trusts, founded in 1946, is located at 82 Devonshire Street, Boston, Massachusetts 02109. FMTC is part of Fidelity Investments, a group of companies that provides investment management and other financial services. FMTC is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Founded in 1981, FMTC serves as investment manager to institutional clients, managing assets for insurance companies, tax-exempt retirement funds, endowments, foundations and other institutional investors. As of December 31, 1995 FMTC had investment management responsibility for approximately $31.8 billion of assets. Fidelity Investments, founded by Edward C. Johnson 2d, the father of the current chairman, Edward C. Johnson 3d, is the country's largest privately-owned investment management organization and as of December 31, 1995 had assets under management exceeding $547.5 billion. Fidelity Investments maintains a staff of over 100 in- house research analysts and follows some 7000 companies worldwide.


         Robert Stansky has been primarily responsible for the day-to-day management of the Equity Trust since December 1991. Scott D. Stewart and Boyce
I. Greer have been primarily responsible for the day-to-day management of the three Asset Allocation Trusts since December 1991.

         Robert Stansky is presently the Portfolio Manager of the Fidelity Growth Company Fund and the Fidelity Advisor Equity Portfolio: Growth. In addition, Mr. Stansky has worked as an assistant on the Magellan Fund, managed both the Emerging Growth Fund and the Fidelity Select Defense and Aerospace Fund. Mr. Stansky has worked for Fidelity since 1983.

         Scott Stewart joined Fidelity in 1987, and is Senior Vice President, Portfolio Manager and head of the Structured Equity Group.

         Boyce Greer is the Group Leader and Senior Vice President of FMTC and Vice President of FMR in the Fixed Income Group. He joined Fidelity in 1987 as a Portfolio Manager responsible for portfolio risk analysis.


         Oechsle International Advisors, L.P. ("Oechsle International"), the subadviser to the Global Equity and Global Government Bond Trusts, founded in 1986, is a Delaware limited partnership whose principal offices are located at One International Place, Boston, Massachusetts 02110. Oechsle International, which also has offices in London, England, Frankfurt, Germany and Tokyo, Japan, as of December 31, 1995 manages approximately $7.8 billion for institutional and private investors. Oechsle International is a money manager providing management and advisory services with respect to all primary international securities markets. Each year Oechsle International's investment professionals concentrate on 25 different countries, averaging 600 visits to companies annually.


         Steven H. Schaefer has been primarily responsible for the day-to-day management of the Global Equity Trust since March 1988 and since 1991 Stephen J. Butters has shared this responsibility. Astrid Vogler has been primarily responsible for the day-to-day management of the Global Government Bond Trust since March 1988. Messrs. Schaefer and Butters are also portfolio managers to North American Funds'

Global Growth Fund.

         Mr. Schaefer has been a General Partner and Portfolio Manager at Oechsle International and Managing Director for the firm's London subsidiary since 1986.

         Mr. Butters works in the U.S. Equity management sector of Oechsle International. Prior to joining Oechsle International in 1991, Mr. Butters worked at the Putnam Management Company as Senior Vice President and Portfolio Manager from 1982 to 1988. He also founded his own firm, Butters Lyons, in 1988 where he provided investment management services to individuals and small business corporations.

         Ms. Vogler has been a Fixed Income Portfolio Manager at Oechsle International in Frankfurt, West Germany since 1988.


         Roger Engemann Management Co., Inc. ("REMC") is the subadviser for the Pasadena Growth Trust. The business address of REMC is 600 North Rosemead Boulevard, Pasadena, California 91107-2138. Roger Engemann & Associates, Inc. ("RE&A"), which is a wholly-owned subsidiary of Pasadena Capital Corporation, owns 93.5% of REMC's capital stock. Roger Engemann, controlling shareholder of Pasadena Capital Corporation, is the Chairman of the Board and President of RE&A and REMC. RE&A has been engaged in the business of investment management since 1969, and provides investment counseling services to retirement plans, colleges, corporations, trusts and individuals. REMC has been in business since 1985 and manages The Pasadena Group of Mutual Funds. The portfolio managers, research analysts and supporting staff are substantially the same for both REMC and RE&A. The combined assets under management of REMC and RE&A as of December 31, 1995 are approximately $4.3 billion.


         Roger Engemann, James E. Mair and John S. Tilson are primarily responsible for the day-to-day management of the Pasadena Growth Trust, and have been since its inception.

         Mr. Engemann has been the president of the Subadviser, REMC, since its organization in 1985, and has been President of its parent, REA, since its organization in 1969. Messrs. Mair and Tilson are both Executive Vice Presidents and Managing Directors of portfolio management of REMC and REA, and both have been with REMC since its inception and with REA since 1983.


         Goldman Sachs Asset Management ("GSAM"), the subadviser to the Value Equity Trust, is a separate operating division of Goldman, Sachs & Co., located at 85 Broad Street, New York, New York 10004. The main business address of GSAM is One New York Plaza, New York, New York 10004. GSAM also has offices in London, Tokyo, Hong Kong and Sydney. Goldman, Sachs & Co. was registered as an investment adviser in 1981 and together with its affiliates currently acts as an investment adviser, administrator or distributor to 80 mutual fund portfolios. As of December 27, 1995, GSAM and its affiliates managed a total of approximately $55.3 billion of assets; approximately $36.8 billion in mutual fund assets and approximately $18.4 billion in assets for various individual and institutional accounts including 9 of the 50 largest U.S. Pension funds and three central banks. Goldman, Sachs & Co. was founded in 1869, has 32 offices world wide, employs over 8900 individuals, and is one of the leading worldwide investment banking and brokerage organizations and provides a broad range of financing and investing services both in the U.S. and abroad. GSAM has access to the resources of Goldman Sachs & Co., including its highly regarded staff of over 375 research professionals that cover more than 1,600 companies in over 60 industries.


         Mitch Cantor and Paul Farrell have been primarily responsible for the day-to-day management of the Value Equity Trust since February 1993. Messrs. Cantor and Farrell are senior portfolio managers for the Value Equity Trust as well as North American Funds' Growth Fund.

         Mitch Cantor is also a senior equity portfolio manager for the North American Funds' Asset Allocation Fund. Mr. Cantor joined Goldman Sachs Asset Management in 1991. Before joining GSAM, he was a senior partner at Sanford C. Bernstein & Co. where he served as Research Director for the Investment Management Division. Mr. Cantor was at Sanford C. Bernstein & Co. from August 1983 to October 1991.

         Before joining GSAM in 1991, Paul Farrell served as a managing director at Plaza Investments, the investment subsidiary of GEICO Corp., a major insurance company, from February 1991 to August 1991. Mr. Farrell was previously employed in the Investment Research Department at Goldman Sachs from June 1986 to February 1991. Mr. Farrell is a Certified Financial Analyst as well.


         Wellington Management Company ("Wellington Management"), the subadviser to the Growth and Income, Investment Quality Bond and Money Market Trusts, founded in 1933, is a Massachusetts partnership whose principal business address is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of December 31, 1995, Wellington Management had investment management authority with respect to approximately $104.6 billion of client assets. The managing partners of Wellington Management are Robert W. Doran, Duncan M. McFarland and John R. Ryan.

         Matthew E. Megargel, Senior Vice President of Wellington Management, has served as portfolio manager to the Growth and Income Trust since February 1992. Mr. Megargel also serves as the portfolio manager for the North American Funds' Growth and Income Fund. Mr. Megargel joined Wellington Management in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management.

         Thomas L. Pappas, Vice President of Wellington Management, has served as portfolio manager to the Investment Quality Bond Trust since March 1994. Mr. Pappas also serves as portfolio manager to the North American Funds' Investment Quality Bond Fund. Mr. Pappas has been a portfolio manager with Wellington Management since 1987.

         John C. Keogh, Senior Vice President of Wellington Management, serves as portfolio manager to the Money Market Trust. He has served as portfolio manager to the Money Market Trust since December 1991, when Wellington Management became subadviser to the Money Market Trust. Mr. Keogh also serves as the portfolio manager for the North American Funds' Money Market Fund. Mr. Keogh has been a portfolio manager with Wellington Management since 1983.


         J.P. Morgan Investment Management, Inc. ("J.P. Morgan") is the Subadviser to the International Growth and Income Trust. J.P. Morgan, with principal offices at 522 Fifth Avenue, New York 10036, is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan & Co."), a bank holding company organized under the laws of Delaware which is located at 60 Wall Street, New York, New York 10260. Through offices in New York City and abroad, J.P. Morgan & Co., through J.P. Morgan and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of approximately $179 billion (of which J.P. Morgan advises over $5 billion) as of December 31, 1995. J.P. Morgan has managed international securities for institutional investors since 1974. As of December 31, 1995, the non-U.S. securities under J.P. Morgan's management was approximately $42 billion. J.P. Morgan provides investment advice and portfolio management services to the portfolio. Subject to the supervision of the Trustees, J.P. Morgan makes the portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments.


         J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing the portfolio. The following persons are primarily responsible for the day-to-day management of the portfolio (their business experience for the past five years is indicated parenthetically): Paul A. Quinsee, Vice President (employed by J.P. Morgan since February 1992, previously Vice President, Citibank) and Gareth A. Fielding, Assistant Vice President (employed by J.P. Morgan since February 1992, previously he received his MBA from Imperial College at London University, while he was a self -employed trader on the London International Financial Futures Exchange.


         Mr. Quinsee is primarily responsible for the day-to-day management of eleven other institutional and investment company accounts that invest in international securities constituting approximately $2.6 billion of assets. Since July 1994, Mr. Fielding has been responsible for the day-to-day management (in some cases with another person) of 11 institutional and investment company portfolios that invest primarily in international fixed income securities, constituting approximately $1 billion of assets. Mr. Fielding is a specialist in mortgage and asset- backed securities. Prior to July 1994, Mr. Fielding traded global fixed income products on J.P. Morgan's London trading desk.



         Salomon Brothers Asset Management Inc ("SBAM"), the subadviser to the U.S. Government Securities and Strategic Bond Trusts, is an indirect, wholly-owned subsidiary of Salomon Inc ("SI") incorporated in 1987. The business address of SBAM is 7 World Trade Center, New York, New York 10048. Through its office in New York and affiliates in London, Frankfurt and Tokyo, SBAM provides a full range of fixed income and equity investment advisory services for its individual and institutional clients around the world, including European and Far East central banks, pension funds, endowments, insurance companies, and various investment companies (including portfolios thereof). As of December 31, 1995, SBAM Limited, SBAM and their advisory affiliates had investment advisory responsibility for approximately $13.3 billion of assets. SBAM has access to SI's more than 400 economists, mortgage, bond, sovereign and equity analysts.


         In connection with SBAM's service as subadviser to the Strategic Bond Trust, SBAM's London based affiliate, Salomon Brothers Asset Management Limited ("SBAM Limited"), whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Trust. SBAM Limited is compensated by SBAM at no additional expense to the Trust. SBAM Limited was formed to acquire the asset management division of a sister company, Salomon Brothers International Limited, which currently has approximately $2 billion under management. Like SBAM, SBAM Limited is an indirect, wholly-owned subsidiary of Salomon Inc. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940.

         Steven Guterman has been primarily responsible for the day-to-day management of the mortgage-backed securities and U.S. government securities portions of the U.S. Government Securities Trust since December 1991 and the Strategic Bond Trust since February

1993. Mr. Guterman is assisted in the management of the two foregoing Trusts by Roger Lavan. Peter J. Wilby has been primarily responsible for the day-to-day management of the high yield and sovereign debt portions of the Strategic Bond Trust since February 1993. Mr. David Scott is primarily responsible for the international portion of the Strategic Bond Trust.


         Mr. Guterman, who joined SBAM in 1990, is a Managing Director of Salomon Brothers Inc. and a Senior Portfolio Manager, responsible for the SBAM's investment company and institutional portfolios which invest primarily in mortgage-backed securities and U.S. government issues. Mr. Guterman also serves as portfolio manager for North American Funds' U.S. Government Securities and Strategic Income Funds, Salomon Brothers Mortgage Investment Fund, and Salomon Brothers Mortgage Arbitrage Finance Limited. In addition, Mr. Guterman serves as portfolio manager for a number of SBAM's institutional clients. Mr. Guterman joined Salomon Brothers, Inc. in 1983. He initially worked in the mortgage research group where he became a Research Director and later traded derivative mortgage-backed securities for Salomon Brothers, Inc.


         Mr. Lavan has assisted Mr. Guterman with the day to day management of the mortgage-backed securities portions of the U.S. Government Securities Trust since December 1991 and the Strategic Bond Trust since February 1993. Mr. Lavan joined SBAM in 1990 and is a Portfolio Manager and Quantitative Fixed Income Analyst for SBAM where he is responsible for working with senior portfolio managers to monitor and analyze market relationships and identify and implement relative value transactions in SBAM's investment company and institutional portfolios which invest in mortgage-backed securities and U.S. Government Securities. Mr. Lavan also assists Mr. Guterman with the day to day management of the mortgage-backed securities portions of the North American Funds' U.S. Government Securities and Strategic Income Funds. Prior to joining SBAM, Mr. Lavan spent four years analyzing portfolios for Salomon's Fixed Income Sales Group and Product Support Divisions.


         Mr. Wilby, who joined SBAM in 1989, is a Managing Director of Salomon Brothers Inc. and a Senior Portfolio Manager, responsible for SBAM's investment company and institutional portfolios which invest in high yield U.S. corporate debt securities and high yield foreign sovereign debt securities. Mr. Wilby is also primarily responsible for the day-to-day management of the high yield and sovereign debt portions of North American Fund's Strategic Income Fund, Salomon Brothers High Income Fund, Inc, The Emerging Markets Income Fund, Inc, The Emerging Markets Income Fund, Inc and the Latin America Investment Fund, Inc. (with respect to the Fund's investment in Latin American sovereign debt). From 1984 to 1989, Mr. Wilby was employed by Prudential Capital Management Group ("Prudential"). He served as director of Prudential's credit research unit and as a corporate and sovereign credit analyst with Prudential. Mr. Wilby later managed high yield bonds and leveraged equities in the mutual funds and institutional portfolios at Prudential.


         David Scott is a senior fixed-income portfolio manager with SBAM Limited in London. His primary responsibility is managing long term global bond portfolios. He also takes an integral role in developing investment strategy. Prior to joining Salomon Brothers in April 1994, Mr. Scott worked at J.P. Morgan Investment Management ("J.P. Morgan") from October 1990 to March 1994 where he had responsibility for global and non-dollar portfolios. Clients included government departments, pension funds and insurance companies. Before joining J.P. Morgan, Mr. Scott worked for Mercury Asset Management from January 1987 to October 1990 where he had responsibility for captive insurance portfolios and product. Mr. Scott is a Fellow of the Institute of Actuaries and worked for the Wyatt Company from November 1984 to January 1987 as a consultant advising companies on pension and employee related benefit issues. He received a BSc in Mathematics and Economics from Nottingham University.


         Investment decisions for the Small/Mid Cap Trust are made by its Subadviser, Fred Alger Management, Inc. ("Alger"). Alger, located at 75 Maiden Lane, New York, New York 10038, has been in the business of providing investment advisory services since 1964 and as of December 31, 1995 had approximately $4.8 billion under management, including $3 billion in mutual fund accounts and $ 1.8 billion in other advisory accounts. Alger Management is wholly owned by Fred Alger & Company, Incorporated which in turn is wholly owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.



         David D. Alger, President of Alger Management, is primarily responsible for the day-to-day management of the Small/Mid CAP Trust. He has been employed by Alger as Executive Vice President and Director of Research since 1971 and as President since 1995 and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Also participating in the management of the Small/Mid Cap Trust are Ronald Tartaro and Seilai Khoo. Mr. Tartaro has been employed by Alger Management since 1990 and he serves as a Senior Vice President. Prior to 1990, he was a member of the technical staff at AT&T Bell Laboratories. Ms. Khoo has been employed by Alger Management since 1989 and she serves as a Senior Vice President.



         Investment decisions for the International Small Cap Trust are made by its Subadviser, Founders Asset Management, Inc., ("Founders") located at 2930 East Third Avenue, Denver, Colorado 80206, a registered investment adviser first established as an asset manager in 1938. Bjorn K. Borgen, Chief Investment Officer and Chairman of Founders, owns 100% of the voting stock of

Founders. As of December 31, 1995, Founders had approximatelly $3 billion of assets under management, including $2.5 billion in mutual fund accounts and $.5 billion in other advisory accounts.


         To facilitate the day-to-day investment management of the International Small Cap Trust, Founders employs a unique team-and- lead-manager system. The management team is composed of several members of the Investment Department, including Founders' chief Investment Officer, lead portfolio managers, assistant portfolio managers, portfolio traders and research analysts. Team members share responsibility for providing ideas, information, knowledge and expertise in the management of the portfolios. Each team member has one or more areas of expertise that is applied to the management of the Portfolio. Daily decisions on portfolio selection for the Portfolio rests with a lead portfolio manager assigned to the Portfolio.

         Michael W. Gerding, Vice President of Investments, is the lead portfolio manager for the International Small Cap Trust. Mr. Gerding is a chartered financial analyst who has been part of Founders' investment department for five years. Mr. Gerding is the lead portfolio manager of the International Small Cap Trust. Prior to joining Founders, Mr. Gerding served as a portfolio manager and research analyst with NCNB Texas for several years. Mr. Gerding earned a BBA in finance and an MBA from Texas Christian University.

         Under the terms of each of the Subadvisory Agreements, the subadviser manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of the Trustees of the Trust. The subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in this Prospectus. Each subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. In addition, the subadviser to the Pasadena Growth Trust has agreed to reimburse the Pasadena Growth Trust for its "Other Expenses," as defined in the Subadvisory Agreement and set forth in the Statement of Additional Information, to a maximum on an annual basis of
 .15% of the average net assets of the Pasadena Growth Trust.

         As compensation for their services, the subadvisers receive fees from the Adviser computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of such portfolio. The fees are calculated on the basis of the average of all valuations of net assets of each portfolio made at the close of business on each business day of the Trust during the period for which such fees are paid. Once the average net assets of a portfolio exceed specified amounts, the fee is reduced with respect to such excess. The following is a schedule of the management fees the Adviser currently is obligated to pay the subadvisers out of the advisory fee it receives from each portfolio as specified above:



                                                        BETWEEN        BETWEEN
                                                       $50,000,000   $200,000,000
                                          FIRST            AND            AND        EXCESS OVER
PORTFOLIO                              $50,000,000    $200,000,000   $500,000,000    $500,000,000
-------------------------------------------------------------------------------------------------
Small/Mid Cap Trust.................       .525%          .500%          .475%            .450%
International Small Cap Trust.......       .650%          .600%          .500%            .400%
Global Equity Trust.................       .500%          .450%          .375%            .325%
Pasadena Growth Trust...............       .550%          .500%          .450%            .375%
Equity Trust .......................       .325%          .275%          .225%            .150%
Value Equity Trust..................       .400%          .300%          .200%            .200%
Growth and Income Trust.............       .325%          .275%          .225%            .150%
International Growth and
   Income Trust.....................       .500%          .450%          .400%            .350%
Strategic Bond Trust*...............       .350%          .300%          .250%            .200%
Global Government Bond Trust........       .375%          .350%          .300%            .250%
Investment Quality Bond Trust.......       .225%          .225%          .150%            .100%
U.S. Government Securities Trust....       .225%          .225%          .150%            .100%
Money Market Trust .................       .075%          .075%          .075%            .020%
Aggressive Asset Allocation Trust...       .325%          .275%          .225%            .150%
Moderate Asset Allocation Trust.....       .325%          .275%          .225%            .150%
Conservative Asset Allocation
   Trust............................       .325%          .275%          .225%            .150%


    * In connection with the subadvisory consulting agreement between SBAM and SBAM Limited, SBAM will pay SBAM Limited, as full compensation for all services provided under the subadvisory consulting agreement, a portion of its subadvisory fee, such amount being an amount equal to the fee payable under SBAM's subadvisory agreement multiplied by the current value of the net assets of the portion of the assets of the Strategic Bond Trust that SBAM Limited has been delegated to manage divided by the current value of the net assets of the portfolio.

         Above are brief summaries of the advisory agreement with NASL Financial ("Advisory Agreement") and the subadvisory agreements with the subadvisers ("Subadvisory Agreements"). A more comprehensive statement of the terms of such agreements appears in the Statement of Additional Information under the caption "Investment Management Arrangements".


         All or a portion of Trust brokerage commissions may be paid to affiliates of Salomon, J.P. Morgan, Goldman, Alger, Fidelity and Oechsle. Information on the amount of these commissions is set forth in the Statement of Additional Information under "Portfolio Brokerage."


EXPENSES

         Subject to the expense limitations discussed above, the Trust is responsible for the payment of all expenses of its organization, operations and business, except for those expenses the Adviser or subadvisers have agreed to pay pursuant to the Advisory or Subadvisory Agreements. Among the expenses to be borne by the Trust are charges and expenses of the custodian, independent accountants and transfer, bookkeeping and dividend disbursing agents appointed by the Trust; brokers' commissions and issue and transfer taxes on securities transactions to which the Trust is a party; taxes payable by the Trust; and legal fees and expenses in connection with the affairs of the Trust, including registering and qualifying its shares with regulatory authorities and in connection with any litigation.


        For the year ended December 31, 1994, the expenses, including the Adviser's fee but excluding portfolio brokerage commissions, expressed as a percentage of average net assets, for each of the Trust's portfolios was as follows: 1.08% -- Global Equity Trust, .975% -- Pasadena Growth Trust, 0.84% -- Equity Trust, 0.87% -- Value Equity Trust, 0.82% -- Growth and Income Trust, 0.91% -- Strategic Bond Trust, 0.96% -- Global Government Bond Trust, 0.76% -- Investment Quality Bond Trust, 0.73% -- U.S. Government Securities Trust, 0.57% -- Money Market Trust, 0.89% -- Aggressive Asset Allocation Trust, 0.85% -- Moderate Asset Allocation Trust and 0.87% -- Conservative Asset Allocation Trust. For the year ended December 31, 1995, the expenses, including the Adviser's fee but excluding portfolio brokerage commissions, expressed as a percentage of average net assets, for each of the Trust's portfolios was as follows: 1.05% -- Global Equity Trust, .975% -- Pasadena Growth Trust, .80% -- Equity Trust .85% -- Value Equity Trust, .80% -- Growth and Income Trust 1.47% (annualized) -- International Growth and Income Trust, .92% - Strategic Bond Trust, .93% -- Global Government Bond Trust, .74% - - Investment Quality Bond Trust, .71% -- U.S. Government Securities Trust, .54% -- Money Market Trust,
 .91% -- Aggressive Asset Allocation Trust, .84% -- Moderate Asset Allocation Trust and .87% -- Conservative Asset Allocation Trust.



         For the year ended December 31, 1994, the expenses, excluding the Adviser's fee and portfolio brokerage commissions, expressed as a percentage of average net assets, for each of the Trust's portfolios was as follows: .18% -- Global Equity Trust, 0% -- Pasadena Growth Trust, .09% -- Equity Trust, .07% -- Value Equity Trust, .07% -- Growth and Income Trust, .14% -- Strategic Bond Trust, .16% -- Global Government Bond Trust, .11% -- Investment Quality Bond Trust, .08% -- U.S. Government Securities Trust, .07% -- Money Market Trust,
 .14% -- Aggressive Asset Allocation Trust, .10% -- Moderate Asset Allocation Trust and .12% -- Conservative Asset Allocation Trust. For the year ended December 31, 1995, the expenses, excluding the Adviser's fee and portfolio brokerage commissions, expressed as a percentage of average net assets, for each of the Trust's portfolios was as follows: .15% -- Global Equity Trust, 0% -- Pasadena Growth Trust, .05% -- Equity Trust .05% -- Value Equity Trust, .05% -- Growth and Income Trust .52% (annualized) -- International Growth and Income Trust, .15% - Strategic Bond Trust, .13% -- Global Government Bond Trust, .09% -- Investment Quality Bond Trust, .06% -- U.S. Government Securities Trust, .04% -- Money Market Trust, .16% -- Aggressive Asset Allocation Trust, .09% -- Moderate Asset Allocation Trust and .12% -- Conservative Asset Allocation Trust.



         Each of the portfolios, except the Global Equity, Pasadena Growth, Equity, Value Equity and Growth and Income porfolios, anticipate that their annual portfolionturnover rates will exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the portfolio.


PERFORMANCE DATA

         From time to time the Trust may publish advertisements containing performance data relating to its portfolios. Performance data will consist of total return quotations which will always include quotations for recent one-year and, when applicable, five-year and ten-year periods and where less than five or ten years, for the period since the date the portfolio, including its predecessor prior to the reorganization of the Fund on December 31, 1988, became available for investment. Such quotations for such periods will be the average annual rates of return required for an initial investment of $1,000 to equal the market value of such investment on the last day of the period, after reflection of all Trust charges and expenses and assuming reinvestment of all dividends and distributions. Performance figures used by the Trust are based on the actual historical performance of its portfolios for specified periods, and the figures are not intended to indicate future performance. Moreover, the Trust's performance figures are not comparable to those for public mutual funds. Trust shares are only available as the underlying investment medium for contracts which provide for certain charges, as described in the accompanying contract Prospectus. The impact of such charges is not reflected in the Trust's performance figures. More detailed information on the computations is set forth in the Statement of Additional Information. The Trust's annual report, which is available without charge upon request, contains further discussions of Fund performance.

         The Trust may also from time to time advertise the performance of certain portfolios relative to that of unmanaged indices, including but not limited to the Dow Jones Industrial Average, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, the Standard and Poor's 500, the Value Line Composite and the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") and World Indices. The Trust may also advertise the performance rankings assigned certain portfolios or their investment subadvisers by various statistical services, including but not limited to SEI, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis and Variable Insurance Products Performance Analysis, Variable Annuity Research and Data Service, Intersec Research Survey of Non-U.S. Equity Fund Returns and Frank Russell International Universe, and any other data which may be presented from time to time by such analysts as Dow Jones, Morning Star, Chase International Performance, Wilson Associates, Stanger, CDA Investment Technology, the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, IBC/Donaghue's Average U.S. Government and Agency, or as they appear in various publications, including The Wall Street Journal, New York Times, Forbes, Barrons, Fortune, Money Magazine, Financial World and Financial Services Week.

                               GENERAL INFORMATION

SHARES OF THE TRUST

         The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share, to divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof, all without shareholder approval. In addition, the Trustees are authorized to divide any series of shares into separate classes, also without shareholder approval. The Trust currently has sixteen series of shares, one for each portfolio. Shares of each portfolio have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that portfolio. When issued, shares are fully paid and non-assessable and do not have preemptive or conversion rights or cumulative voting rights. All shares are entitled to one vote and are voted by series, except that when voting for the election of Trustees and when otherwise permitted by the Investment Company Act of 1940, shares are voted in the aggregate. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio.

         The Trust currently has three shareholders, Security Life, Manulife America and FNAL. Security Life provided the Fund with its initial capital. Currently, Security Life owns Trust shares attributable to the initial capitalization of the Growth and Income Trust. Each shareholder owns the Trust shares attributable to contracts participating in its separate accounts and will vote such shares and, in the case of Security Life, Trust shares owned beneficially by Security Life, in accordance with instructions received from contract owners.

TAXES

         TAX STATUS. The Trust believes that each portfolio will qualify as a regulated investment company under Subchapter M, Chapter 1, Subtitle A of the Internal Revenue Code (the "Code"), and the Trust intends to take the steps necessary to so qualify each portfolio. As a result of qualifying as a regulated investment company, each portfolio will not be subject to Federal income tax to the extent that the portfolio distributes its net income, including its net realized capital gains, to its shareholders. Accordingly, each portfolio intends to distribute substantially all of its net income, including all of its net realized capital gains, to its shareholders. Under current law, net income, including net realized capital gain, is not taxed to a life insurance company to the extent that it is applied to increase the reserves for the company's variable annuity and life insurance contracts.

         SOURCES OF GROSS INCOME. To qualify for treatment as a regulated investment company, a portfolio must, among other things, derive its income from certain sources. Specifically, in each taxable year a portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities, or currencies. A portfolio must also derive less than 30% of its gross income from the sale or other disposition of any of the following which was held for less than three months: (1) stock or securities, (2) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (3) foreign currencies (or options, futures, or forward contracts on foreign currencies) but only if such currencies (or options, futures, or forward contracts) are not directly related to the portfolio's principal business of investing in stock or securities (or options and futures with respect to stocks or securities). For purposes of these tests, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other portfolio assets. Compliance with these requirements may prevent a portfolio from utilizing options, futures, and forward contracts as much as the subadviser might otherwise believe to be desirable.

         DIVERSIFICATION OF ASSETS. To qualify for treatment as a regulated investment company, a portfolio must also satisfy certain requirements with respect to the diversification of its assets. A portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the portfolio's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

         Because the Trust is established as an investment medium for insurance company separate accounts, regulations under Subchapter L of the Code impose additional diversification requirements on each portfolio. These requirements generally are that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

         FOREIGN INVESTMENTS. Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign tax withholding, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. Portfolios investing in securities of passive foreign investment companies may be subject to U.S. federal income taxes and interest charges (and investment yield of the portfolios making such investments will be reduced by these taxes and interest charges). Shareholders will bear the cost of these taxes and interest charges, but will not be able to claim a deduction for these amounts.

         ADDITIONAL TAX CONSIDERATIONS. If a portfolio failed to qualify as a regulated investment company, owners of contracts based on the portfolio (1) might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (2) the portfolio might incur additional taxes. In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that Subadvisers might otherwise believe to be desirable.

         OTHER INFORMATION. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contracts who allocates investments to the Trust, please refer to the prospectus for the contract.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change.

DIVIDENDS

         The Trust intends to declare as dividends substantially all of the net investment income, if any, of each portfolio. For dividend purposes, net investment income of each portfolio except the Money Market Trust will consist of all payments of dividends (other than stock dividends) or interest received by such portfolio less the estimated expenses of such portfolio (including fees payable to the Adviser) and for the Money Market Trust it will consist of the interest income earned on investments, plus or minus amortized purchase discount or premium, plus or minus realized gains and losses, less estimated expenses. Dividends from the net investment income and the net realized short-term and long-term capital gains, if any, for each portfolio except the Money Market Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that portfolio or paid in cash. Dividends from net investment income and net realized short-term and long-term capital gains, if any, for the Money Market Trust will be declared and reinvested, or paid in cash, daily.

PURCHASE AND REDEMPTION OF SHARES

         Shares of the Trust are offered continuously, without sales charge, at prices equal to the respective net asset values of the portfolio. The Trust sells its shares directly without the use of any underwriter. Shares of the Trust are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by Security Life from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after receipt of a request for redemption.

         The net asset value of the shares of each portfolio is determined once daily as of the close of regularly scheduled trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on (i) days on which changes in the value of such portfolio's portfolio securities will not materially affect the current net asset value of the shares of the portfolio, (ii) days during which no shares of such portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of regularly scheduled trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of a portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the subadvisers under procedures established and regularly reviewed by the Trustees.

         The net asset values per share of all portfolios other than the Money Market Trust are computed by adding the sum of the value of the securities held by each portfolio plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that portfolio at such time. Securities held by each of the portfolios other than the Money Market Trust, except for money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

         All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other portfolios are valued on an amortized cost basis.

CUSTODIAN

         State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Trust assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

                                   APPENDIX I

DEBT SECURITY RATINGS

STANDARD & POOR'S RATINGS GROUP ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1".


Bonds:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC       Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

 P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers "1", "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

                                   APPENDIX II

STRATEGIC BOND TRUST DEBT RATING

         The average distribution of investments in corporate and government bonds by ratings for the fiscal year ended December 31, 1994, calculated monthly on a dollar-weighted basis, for the Strategic Bond Trust, are as follows:


                                      UNRATED BUT OF
MOODY'S       STANDARD & POOR'S     COMPARABLE QUALITY     PERCENTAGE*
----------------------------------------------------------------------
Aaa                AAA                    16%                  0%
Aa                  AA                     0%                  0%
A                    A                     0%                  0%
Baa                BBB                     0%                  4%
Ba                  BB                     7%                  5%
B                    B                     6%                 33%
Caa                CCC                     0%                  2%
Ca                  CC                     0%                  0%
C                    C                     0%                  0%
D                    0%                    0%

Unrated as a Group                                            29%
U.S. Government Securities*                                   27%
                                                             ---
                                                             100%

         The actual distribution of the Strategic Bond Trust's corporate and government bond investments by ratings on any given date will vary. In addition, the distribution of the Trust's investments by ratings as set forth above should not be considered as representative of the Trust's future portfolio composition.

*Obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

         The average distribution of investments in corporate and government bonds by ratings for the fiscal year ended December 31, 1995, calculated monthly on a dollar-weighted basis, for the Strategic Bond Trust, are as follows:


                                      UNRATED BUT OF
MOODY'S       STANDARD & POOR'S     COMPARABLE QUALITY     PERCENTAGE*
----------------------------------------------------------------------

Aaa                 AAA                    11%                   0%
Aa                   AA                     0%                   0%
A                     A                     0%                   2%
Baa                 BBB                     0%                   3%
Ba                   BB                    23%                   4%
B                     B                     0%                  33%
Caa                 CCC                     0%                   2%
Ca                   CC                     0%                   0%
C                     C                     0%                   0%
D                    0%                     0%

Unrated as a Group                                              34%


                                      UNRATED BUT OF
MOODY'S       STANDARD & POOR'S     COMPARABLE QUALITY     PERCENTAGE*
----------------------------------------------------------------------

U.S. Government Securities*                                     22%
                                                               ---
                                                               100%



         The actual distribution of the Strategic Bond Trust's corporate and government bond investments by ratings on any given date will vary. In addition, the distribution of the Trust's investments by ratings as set forth above should not be considered as representative of the Trust's future portfolio composition.

*Obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

INVESTMENT QUALITY BOND TRUST DEBT RATINGS

         The average distribution of investments in corporate and government bonds by ratings for the fiscal year ended December 31, 1995, calculated monthly on a dollar-weighted basis, for the Investment Quality Bond Trust, are as follows:



                                     UNRATED BUT OF
MOODY'S     STANDARD & POOR'S      COMPARABLE QUALITY      PERCENTAGE*
----------------------------------------------------------------------
Aaa               AAA                     0%                   9%
Aa                 AA                     0%                   5%
A                   A                     0%                  19%
Baa               BBB                     0%                   5%
Ba                 BB                     0%                   2%
B                   B                     0%                   1%
Caa               CCC                     0%                   0%
Ca                 CC                     0%                   0%
C                   C                     0%                   0%
D                  0%                     0%

Unrated as a Group                                              0%
U.S. Government Securities*                                    59%
                                                              ---
                                                              100%


         The actual distribution of the Investment Quality Bond Trust's corporate and government bond investments by ratings on any given date will vary. In addition, the distribution of the Trust's investments by ratings as set forth above should not be considered as representative of the Trust's future portfolio composition.

*Obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                NASL SERIES TRUST
                                  (the "Trust")

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Trust's Prospectus dated February 12, 1996 which may be obtained from NASL Series Trust, 116 Huntington Avenue, Boston, Massachusetts, 02116.



   The date of this Statement of Additional Information is February 12, 1996.

                                TABLE OF CONTENTS


INVESTMENT POLICIES ...................................................................................   3
      Money Market Instruments ........................................................................   4
      Other Instruments ...............................................................................   4
HEDGING AND OTHER STRATEGIC TRANSACTIONS ..............................................................   9
      General Characteristics of Options ..............................................................   9
      General Characteristics of Futures Contracts and Options on Futures Contracts ...................   11
      Options on Securities Indices and Other Financial Indices........................................   11
      Currency Transactions............................................................................   11
      Combined Transactions............................................................................   12
      Swaps, Caps, Floors and Collars..................................................................   12
      Eurodollar Instruments...........................................................................   13
      Risk Factors.....................................................................................   13
      Risks of Hedging and Other Strategic Transactions Outside the United States......................   14
      Use of Segregated and Other Special Accounts.....................................................   14
      Other Limitations................................................................................   15
INVESTMENT RESTRICTIONS ...............................................................................   15
      Fundamental......................................................................................   15
      Nonfundamental...................................................................................   16
PORTFOLIO TURNOVER ....................................................................................   17
MANAGEMENT OF THE TRUST ...............................................................................   18
      Compensation of Trustees ........................................................................   19
INVESTMENT MANAGEMENT ARRANGEMENTS ....................................................................   19
      The Advisory Agreement ..........................................................................   20
      The Subadvisory Agreements ......................................................................   21
      Agreement With Prior Subadviser..................................................................   24
PORTFOLIO BROKERAGE ...................................................................................   24
PURCHASE AND REDEMPTION OF SHARES .....................................................................   28
DETERMINATION OF NET ASSET VALUE ......................................................................   28
PERFORMANCE DATA ......................................................................................   29
ORGANIZATION OF THE TRUST .............................................................................   30
      Shares of the Trust .............................................................................   30
      Principal Holders of Securities .................................................................   31
REPORTS TO SHAREHOLDERS ...............................................................................   32
INDEPENDENT ACCOUNTANTS ...............................................................................   32
LEGAL COUNSEL .........................................................................................   32
FINANCIAL STATEMENTS ..................................................................................   33

INVESTMENT POLICIES

         The following discussion supplements the Trust's "Investment Objectives and Policies" set forth in the Prospectus.

MONEY MARKET INSTRUMENTS

         The Money Market Trust will be invested in the types of money market instruments described below. Certain of the instruments listed below may also be purchased by the other portfolios in accordance with their investment policies and all portfolios may purchase such instruments to invest otherwise idle cash or for defensive purposes, except that the U.S. Government Securities Trust may not invest in the instruments described in 2. below.

         1. U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to, the Student Loan Marketing Association, Federal Home Loan Banks, Federal Intermediate Credit Banks and the Federal National Mortgage Association. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the United States Treasury. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The foregoing types of instruments are hereafter collectively referred to as "U.S. Government securities."

         2. CANADIAN AND PROVINCIAL GOVERNMENT AND CROWN AGENCY Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. Such obligations include, but are not limited to, those issued or guaranteed by the Export Development Corporation, Farm Credit Corporation, Federal Business Development Bank and Canada Post Corporation. In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

         Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the Legislature of any such province and approved by the Lieutenant Governor in Council of any such province, where necessary. These securities include treasury bills, notes, bonds and debentures. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("provincial Crown agencies") pursuant to authority granted by a provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of provincial Crown agencies which are not agents of Her Majesty, which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown agency obligations described above include, but are not limited to, those issued or guaranteed by a provincial railway corporation, a provincial hydroelectric or power commission or authority, a provincial municipal financing corporation or agency and a provincial telephone commission or authority.

         Any Canadian obligation acquired by the Money Market Trust will be payable in U.S. dollars.

         3. CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are for a definite period of time and earn a specified rate of return. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Trust portfolios may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

         4. COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. A portfolio will only invest in variable amount master demand notes issued by companies which at the date of investment have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable Subadviser has determined present minimal risk of loss to the portfolio. A Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A master demand note will be valued each day a portfolio's net asset value is determined, which value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

         5. CORPORATE OBLIGATIONS. Corporate obligations include bonds and notes issued by corporations to finance long-term credit needs.

         6. REPURCHASE AGREEMENTS. Repurchase agreements are arrangements involving the purchase of obligations by a portfolio and the simultaneous agreement to resell the same obligations on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Such transactions afford an opportunity for a portfolio to earn a return on cash which is only temporarily available. Repurchase agreements entered into by the portfolio will be with banks, brokers or dealers. However, a portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.

         In selecting sellers with whom the portfolio will enter into repurchase transactions, the Trustees have adopted procedures that establish certain credit worthiness, asset and collateralization requirements and limit the counterparties to repurchase transactions to those financial institutions which are members of the Federal Reserve System and for a primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division or a broker/dealer which meet certain credit worthiness criteria or which report U.S. Government securities positions to the Federal Reserve Board. However, the Trustees reserve the right to change the criteria used to select such financial institutions and broker/dealers. The Trustees will regularly monitor the use of repurchase agreements and the Subadviser will, pursuant to procedures adopted by the Trustees, continuously monitor that the collateral held with respect to a repurchase transaction equals or exceeds the amount of the obligations.

         Should an issuer of a repurchase agreement fail to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation's market value. A portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings should be commenced with respect to the seller, realization upon the underlying obligation by the Trust might be delayed or limited. Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods.

OTHER INSTRUMENTS

         The following provides a more detailed explanation of some of the other instruments in which the International Small Cap, Value Equity, Strategic Bond, International Growth and Income, U.S. Government Securities, Investment Quality Bond and Automatic Asset Allocation Trusts may invest.

1. MORTGAGE SECURITIES

         Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a portfolio receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a portfolio reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

         In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a portfolio purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected payments will reduce, yield to maturity.

         Adjustable rate mortgage securities, are similar to the mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in the one-year, three-year and five-year constant maturity Treasury rates, the three-month or six-month Treasury Bill rate, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

         A portfolio will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the mortgage securities in a portfolio would likely decrease. Also, the portfolio's net asset value could vary to the extent that current yields on adjustable rate mortgage securities are different than market yields during interim periods between coupon reset dates. During periods of declining interest rates, income to a portfolio derived from adjustable rate mortgages which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

         Privately-Issued Mortgage Securities. Privately-issued pass through securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A portfolio will not limit its investments to asset-backed securities with credit enhancements.

         Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche", may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate, and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity thereof to changes in prepayment rates on the underlying mortgages, the market prices of and yield on these tranches tend to be highly volatile.

         CMOs purchased may be:

         (1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

         (2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

         (3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

         STRIPS. In addition to the U.S. Government securities discussed above, certain portfolios may invest in separately traded interest components of securities issued or guaranteed by the United States Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts independently.

         Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the portfolio invests. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of a portfolio's net assets.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated AAA by S&P.

         As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in this Prospectus, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, the Trust believes that investing in IOs, in conjunction with the other mortgage securities described herein, will contribute to a portfolio's relatively stable net asset value.

         In addition to the stripped mortgage securities described above, the Strategic Bond Trust may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the portfolio.

         Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the portfolio. See "Additional Information Concerning Taxes."

         Inverse Floaters. The Strategic Bond Trust may invest in inverse floaters which are also derivative mortgage securities. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the portfolio invests (with the exception of stripped mortgage securities). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of a portfolio's net assets.

         Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates and at an accelerated rate. Inverse floaters may be volatile and there is a risk that their market value will vary from their amortized cost.

2. ASSET-BACKED SECURITIES

         The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure. Generally the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. As a result, investment in these securities should result in greater price stability for the portfolio's shares. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the portfolio must reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a portfolio's ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. A portfolio will only invest in asset- backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's or which, in the opinion of the investment subadviser, are of comparable quality.

         As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A portfolio will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and to such extent will not be considered illiquid securities for the purposes of the investment restriction under "Investment Restrictions" below.

         TYPES OF CREDIT SUPPORT. Mortgage securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

3. ZERO COUPON SECURITIES AND PAY-IN-KIND BONDS

         Zero coupon securities and pay-in-kind bonds involve special risk considerations. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. The portfolios also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

         Zero coupon securities and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates.

         Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, such securities are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the investment restriction under "Investment Restrictions" below.

         Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Taxes--Pay-in-kind Bonds and Zero Coupon Bonds" below.

4.  HIGH YIELD (HIGH RISK) DOMESTIC CORPORATE DEBT SECURITIES

         The market for high yield U.S. corporate debt securities has undergone significant changes in the past decade. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980's, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns, and it continues to be an attractive market in terms of yield and yield spread over U.S. Treasury securities. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes.

         High yield U.S. corporate debt securities in which the portfolios may invest include bonds, debentures, notes and commercial paper and will generally be unsecured. Most of these debt securities will bear interest at fixed rates. However, the portfolios may also invest in debt securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

5.  HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES

         The International Small Cap, Strategic Bond and Investment Quality Bond Trusts expect that a significant portion of their emerging market governmental debt obligations will consist of "Brady Bonds." In addition, the Moderate and Aggressive Asset Allocation Trusts may also invest in Brady Bonds. Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds issued to date generally have maturities of between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. The Trusts may invest in Brady Bonds of emerging market countries that have been issued to date, as well as those which may be issued in the future. In addition to Brady Bonds, the Trusts may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

         Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six month LIBOR rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Trusts will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. The Trusts may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the portfolios invest are likely to be acquired at a discount.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

         As described in the Prospectus under "Hedging and Other Strategic Transactions", an individual portfolio may be authorized to use a variety of investment strategies. These strategies will be used for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the portfolio (such investment strategies and transactions are referred to herein as "Hedging and Other Strategic Transactions"). The description in this Prospectus of each portfolio indicates which, if any, of these types of transactions may be used by the portfolio.

         A detailed discussion of Hedging and Other Strategic Transactions follows below. No portfolio which is authorized to use any of these investment strategies will be obligated, however, to pursue any of such strategies and no portfolio makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a portfolio's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable rules and regulations of the CFTC thereunder and the federal income tax requirements applicable to regulated investment companies which are not operated as commodity pools.

GENERAL CHARACTERISTICS OF OPTIONS

         Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging and Other Strategic Transactions involving options require segregation of portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A portfolio's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the portfolio the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A portfolio's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

         OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A portfolio's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange, (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

         Over-the-counter ("OTC") options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any portfolio authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

         Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A portfolio will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the staff of the Commission, OTC options purchased by a portfolio and the amount of the portfolio's obligation pursuant to an OTC option sold by the portfolio (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

         If a portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the portfolio or will increase the portfolio's income. Similarly, the sale of put options can also provide portfolio gains.

         If and to the extent authorized to do so, a portfolio may purchase and sell call options on securities and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a portfolio must be "covered" (that is, the portfolio must own the securities or futures contract subject to the call) or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though a portfolio will receive the option premium to help protect it against loss, a call sold by the portfolio will expose the portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the portfolio to hold a security or instrument that it might otherwise have sold.

         Each portfolio reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the portfolio's investment objective and the restrictions set forth herein.

         If and to the extent authorized to do so, a portfolio may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A portfolio will not sell put options if, as a result, more than 50% of the portfolio's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts. In selling put options, a portfolio faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

GENERAL CHARACTERISTICS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         If and to the extent authorized to do so, a portfolio may trade financial futures contracts or purchase or sell put and call options on those contracts as a hedge against anticipated interest rate, currency or market changes, for duration management and for risk management purposes. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

         A portfolio's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and will be entered into only for bona fide hedging, risk management (including duration management) or other appropriate portfolio management purposes. Maintaining a futures contract or selling an option on a futures contract will typically require a portfolio to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a portfolio. If a portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

         No portfolio will enter into a futures contract or option thereon if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the current fair market value of the portfolio's total assets; however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The value of all futures contracts sold by a portfolio (adjusted for the historical volatility relationship between such portfolio and the contracts) will not exceed the total market value of the portfolio's securities. The segregation requirements with respect to futures contracts and options thereon are described below under "Use of Segregated and Other Special Accounts".

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES

         If and to the extent authorized to do so, a portfolio may purchase and sell call and put options on securities indices and other financial indices. In so doing, the portfolio can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

CURRENCY TRANSACTIONS

         If and to the extent authorized to do so, a portfolio may engage in currency transactions with Counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars". A portfolio may enter into currency transactions only with Counterparties that are deemed creditworthy by the subadviser.

         A portfolio's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and other non-speculative purposes, including transaction hedging and position hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a portfolio, which will generally arise in connection with the purchase or sale of the portfolio's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. A portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the portfolio that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

         A portfolio may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the portfolio has or in which the portfolio expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which a portfolio's holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a portfolio's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the portfolio's securities denominated in linked currencies.

         Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors". If a portfolio enters into a currency hedging transaction, the portfolio will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts".

COMBINED TRANSACTIONS

         If and to the extent authorized to do so, a portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single Hedging and Other Strategic Transaction, as part of a single or combined strategy when, in the judgment of the subadviser, it is in the best interests of the portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by a portfolio based on the subadviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the portfolio management objective.

SWAPS, CAPS, FLOORS AND COLLARS

         Among the Hedging and Other Strategic Transactions into which a portfolio may be authorized to enter are interest rate, currency and index swaps, the purchase or sale of related caps, floors and collars and other derivatives. A portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date. A portfolio will use these transactions for non-speculative purposes and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the portfolio may be obligated to pay. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specific index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

         A portfolio will usually enter into interest rate swaps on a net basis, that is, two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, collars and other similar derivatives are entered into for good faith hedging or other non-speculative purposes, they do not constitute senior securities under the Investment Company Act of 1940, as amended, and, thus, will not be treated as being subject to the portfolio's borrowing restrictions. A portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the Counterparty is deemed creditworthy by the subadviser. If a Counterparty defaults, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

         The liquidity of swap agreements will be determined by a Subadviser based on various factors, including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in securities that are not readily marketable.

         Each portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement. See also, "Use of Segregated and Other Special Accounts."

EURODOLLAR INSTRUMENTS

         If and to the extent authorized to do so, a portfolio may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

RISK FACTORS

         Hedging and Other Strategic Transactions have special risks associated with them, including possible default by the Counterparty to the transaction, illiquidity and, to the extent the subadviser's view as to certain market movements is incorrect, the risk that the use of the Hedging and Other Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options could result in losses to a portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause a portfolio to hold a security it might otherwise sell.

         The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of a portfolio could create the possibility that losses on the hedging instrument are greater than gains in the value of the portfolio's position. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a portfolio might not be able to close out a transaction without incurring substantial losses. Although a portfolio's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to a portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium.

         Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a portfolio is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a portfolio if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

         Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a portfolio's net asset value, and possibly income, and the losses can be greater than if Hedging and Other Strategic Transactions had not been used.

RISKS OF HEDGING AND OTHER STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES

         When conducted outside the United States, Hedging and Other Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. Hedging and Other Strategic Transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lower trading volume and liquidity.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

         Use of many Hedging and Other Strategic Transactions by a portfolio will require, among other things, that the portfolio segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by a portfolio, for example, will require the portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a portfolio on an index will require the portfolio to own portfolio securities that correlate with the index or to segregate liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by a portfolio will require the portfolio to segregate liquid high grade debt obligations equal to the exercise price. Except when a portfolio enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the portfolio to buy or sell a foreign currency will generally require the portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to a portfolio's obligations or to segregate liquid high grade debt obligations equal to the amount of the portfolio's obligations.

         OTC options entered into by a portfolio, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although a portfolio will not be required to do so. As a result, when a portfolio sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by a portfolio other than those described above generally settle with physical delivery, and the portfolio will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option on a futures contract, a portfolio must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. A portfolio will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid high grade debt obligations having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a portfolio's net obligation, if any.

         Hedging and Other Strategic Transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Hedging and Other Strategic Transactions. A portfolio could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the portfolio. Moreover, instead of segregating assets if it holds a futures contracts or forward contract, a portfolio could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other Hedging and Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER LIMITATIONS

         No portfolio will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (e.g., the Beta volatility factor). For purposes of the limitation stated in the immediately preceding sentence, to the extent the portfolio has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the portfolio will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

         The degree to which a portfolio may utilize Hedging and Other Strategic Transactions may also be affected by certain provisions of the Internal Revenue Code of 1986, as amended.

                             INVESTMENT RESTRICTIONS

         There are two classes of investment restrictions to which the Trust is subject in implementing the investment policies of the portfolios: fundamental and nonfundamental. Nonfundamental restrictions are subject to change by the Trustees of the Trust without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

         With respect to the submission of a change in an investment restriction to the holders of the Trust's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular portfolio if a majority of the outstanding voting securities of the portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

         All of the restrictions through restriction 8. are fundamental. Restrictions 9. through 15. are nonfundamental.

FUNDAMENTAL

         The Trust may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction 3. may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in Hedging and Other Strategic Transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a portfolio is specifically excepted by the terms of a restriction, each portfolio will not:

(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding United States Government securities and obligations of domestic branches of U.S. banks and savings and loan associations. [The Trust has determined to forego the exclusion from the above policy of obligations of domestic branches of U.S. savings and loan associations and to limit the exclusion of obligations of domestic branches of U.S. banks to the Money Market Trust.] For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

(2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding United States Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions. The Global Government Bond Trust is not subject to this restriction.

(3) Borrow money, except that each portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

(4) Underwrite securities of other issuers except insofar as the Trust may be considered an underwriter under the Securities Act of 1933 in selling portfolio securities.

(5) Purchase or sell real estate, except that each portfolio may invest in securities issued by companies which invest in real estate or interests therein and each of the portfolios other than the Money Market Trust may invest in mortgages and mortgage backed securities.

(6) Purchase or sell commodities or commodity contracts except that each portfolio other than the Money Market Trust may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and each portfolio other than the Money Market Trust and U.S. Government Securities Trust may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

(7) Lend money to other persons except by the purchase of obligations in which the portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

(8) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

NONFUNDAMENTAL

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable, except that the Money Market Trust may not invest in excess of 10% of its net assets in such securities or other investments.

(10) Sell securities short or purchase securities on margin except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve the use of margin.

(11) Write or purchase options on securities, financial indices or currencies except to the extent a portfolio is specifically authorized to engage in Hedging and Other Strategic Transactions.

(12) Purchase securities for the purpose of exercising control or management.

(13) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization. For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers". Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in section 2(a)(32) of the Investment Company Act of 1940, (c) operate under general exemptive orders exempting them from "all provisions of the Investment Company Act of 1940," and (d) are not registered or regulated under the Investment Company Act of 1940 as investment companies.

(14) Pledge, hypothecate, mortgage or transfer (except as provided in restriction 8.) as security for indebtedness any securities held by the portfolio except in an amount of not more than 10% of the value of the portfolio's total assets and then only to secure borrowings permitted by restrictions 3. and 10. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve a pledge of assets.

(15) Purchase securities of foreign issuers, except that (A) the Aggressive Asset Allocation Trust may invest up to 35% of its assets in such securities; (B) the Moderate Asset Allocation Trust may invest up to 25% of its assets in such securities; (C) the Conservative Asset Allocation Trust may invest up to 15% of its assets in such securities;
         (D) each other portfolio other than the U.S. Government Securities Trust may invest up to 20% of its total assets in such securities (in the case of the Small/Mid Cap Trust, ADRs and U.S. dollar-denominated securities are not included in the 20% limit); and (E) this restriction shall not apply to the International Small Cap, Global Equity, Global Government Bond, International Growth and Income and Strategic Bond Trusts.

         In addition to the above policies, the Money Market Trust is subject to certain restrictions required by Rule 2a-7 under the Investment Company Act of 1940. In order to comply with such restrictions, the Money Market Trust will, inter alia, not purchase the securities of any issuer if it would cause (i) more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S.

Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by Rule 2a-7 (ii) more than 5% of its total assets to be invested in "second tier securities," as defined by Rule, or (iii) more than the greater of $1 million or 1% of its total assets to be invested in the second tier securities of that issuer.

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction, except in the case of the Money Market Trust where the percentage limitation of restriction 9. must be met at all times.

                               PORTFOLIO TURNOVER

         The annual rate of portfolio turnover will normally differ for each portfolio and may vary from year to year. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the portfolio. No portfolio turnover rate can be calculated for the Money Market Trust due to the short maturities of the instruments purchased. The portfolio turnover rate may vary from year to year, as well as within a year. The Small/Mid Cap and the International Small Cap Trusts anticipate that their turnover rates generally will not exceed 120%, and 100%, respectively. High portfolio turnover rates (100% or more) can result in corresponding increases in brokerage commissions for the portfolio. The portfolio turnover rates for the other portfolios of the Trust for the years ended December 31, 1995, 1994 and 1993 were as follows:


                                                                1993             1994                 1995
------------------------------------------------------------------------------------------------------------
Global Equity Trust . . . . . .                                   52%              52%                  63%
Pasadena Growth Trust . . . . .                                   12%              33%                  57%
Equity Trust  . . . . . . . . .                                  173%             132%                  88%
Value Equity Trust  . . . . . .                                   33%*             26%                  52%
Growth and Income Trust . . . .                                   39%              42%                  39%
International Growth and Income                                   NA               NA                  112%*
Strategic Bond Trust  . . . . .                                  356%*            197%                 181%
Global Government Bond Trust  .                                  154%              57%                 171%
Investment Quality Bond Trust .                                   33%             140%                 137%
U.S. Government Securities Trust                                 213%             387%                 212%
Aggressive Asset Allocation Trust                                 92%             136%                 111%
Moderate Asset Allocation Trust                                  135%             180%                 129%
Conservative Asset Allocation Trust                              170%             220%                 110%


*Annualized

         Prior rates of portfolio turnover do not provide an accurate guide as to what the rate will be in any future year, and prior rates and estimated rates are not a limiting factor when it is deemed appropriate to purchase or sell securities for a portfolio. Each portfolio of the Trust intends to comply with the various requirements of the Internal Revenue Code so as to qualify as a "regulated investment company" thereunder. One such requirement is that a portfolio must derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. Accordingly, the ability of a particular portfolio to effect certain portfolio transactions may be limited.

                             MANAGEMENT OF THE TRUST

         The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below:

     ================================================================================================
                                               POSITION WITH THE      PRINCIPAL OCCUPATION
     NAME, ADDRESS AND AGE                     TRUST                  DURING PAST FIVE YEARS
     ------------------------------------------------------------------------------------------------
     Don B. Allen                              Trustee                Senior Lecturer, William E.
     136 Knickerbocker Road                                           Simon Graduate School of
     Pittsford, NY  14534                                             Business Administration,
     Age: 67                                                          University of Rochester

     William J. Atherton*                      President              President and Director, North
     116 Huntington Avenue                                            American Security Life
     Boston, MA  02116                                                Insurance Company
     Age: 56

     Charles L. Bardelis                       Trustee                President and Executive
     297 Dillingham Ave.                                              Officer, Island Commuter
     Falmouth, MA  02540                                              Corp.(Marine Transport)
     Age: 54

     Samuel Hoar**                             Trustee                Senior Mediator, Judicial
     73 Tremont Street                                                Arbitration Mediation Services
     Boston, MA  02109                                                "JAMS/Endispute," June 1, 1994
     Age: 67                                                          to date; Partner, Goodwin,
                                                                      Proctor and Hoar, prior to June
                                                                      1, 1994

     Brian L. Moore*                           Chairman of Trustees   Executive Vice President,
     5650 Yonge Street                                                Canadian Insurance Operations,
     North York, Ontario, Canada, M2M 4G4                             The Manufacturers Life
     Age: 51                                                          Insurance Company, January 1,
                                                                      1996 to date; Chief Executive
                                                                      Officer, The North American
                                                                      Group, Oct. 1993 to December
                                                                      31, 1995; Executive Vice
                                                                      President and Chief Financial
                                                                      Officer, Sept. 1988 to Oct.
                                                                      1993, North American Life
                                                                      Assurance Company

     Robert J. Myers                           Trustee                Consulting Actuary (self-
     9610 Wire Avenue                                                 employed), April 1983 to date;
     Silver Springs, MD  20921                                        Chairman, Commission on
     Age: 82                                                          Railroad Retirement Reform,
                                                                      1988 to 1990.


     John G. Vrysen                            Vice President         Vice President, Chief Financial
     116 Huntington Avenue                                            Officer, U.S. Operations, of
     Boston, MA  02116                                                Manulife, January 1995 to date;
     Age: 40                                                          Vice President and Actuary,
                                                                      January 1986 to date, North
                                                                      American Life Insurance
                                                                      Company.
     ================================================================================================



     =================================================================================================
     James D. Gallagher                        Secretary             Vice President, Legal Services,
     116 Huntington Avenue                                           of Manulife, January 1995 to
     Boston, MA  02116                                               date; Vice President, Secretary
     Age: 41                                                         and General Counsel, June 1994
                                                                     to date, North American Security
                                                                     Life Insurance Company; Vice
                                                                     President and Associate General
                                                                     Counsel, 1990 to 1994, The
                                                                     Prudential Insurance Company of
                                                                     America.



     Richard C. Hirtle                         Vice President        Vice President, Chief Financial
     116 Huntington Avenue                     and Treasurer         Officer, Annuities, of
     Boston, MA 02116                                                Manulife, January 1995 to date;
     Age: 39                                                         Vice President, Treasurer and
                                                                     Chief Financial Officer, November
                                                                     1988 to date, North American
                                                                     Security Life Insurance Company.
     =================================================================================================


*Trustee who is an "interested person", as defined in the Investment Company Act of 1940.
**Trustee who is an "interested person" of the Trust but not the Adviser.

COMPENSATION OF TRUSTEES

         The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $14,000, a fee of $4,750 for each meeting of the Trustees that they attend in person and a fee of $200 for each such meeting conducted by telephone. Trustees are reimbursed for travel and other out-of-pocket expenses. The officers listed above are furnished to the Trust pursuant to the Advisory Agreement described below and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust.


              ========================================================================================================
                                                  AGGREGATE COMPENSATION FROM TRUST    TOTAL COMPENSATION FROM TRUST
              NAMES OF PERSON, POSTION            FOR PRIOR FISCAL YEAR*               COMPLEX FOR PRIOR FISCAL YEAR*#
              --------------------------------------------------------------------------------------------------------
              Don B. Allen, Trustee                           $35,000                            $42,500

              Charles L. Bardelis, Trustee                    $35,000                            $42,500

              Samuel Hoar, Trustee                            $35,000                            $42,500

              Robert J. Myers, Trustee                        $35,000                            $42,500
              ========================================================================================================


*Compensation received for services as Trustee.

#Trust Complex includes all portfolios of the Trust as well as all portfolios of North American Funds of which Security Life is the investment advisor.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

         The following information supplements the material appearing in the Prospectus under the caption "Management of the Trust." Copies of the Advisory and Subadvisory Agreements discussed below have been filed with and are available from the Securities and Exchange Commission.

         The Trust, formerly a Maryland corporation known as "NASL Series Fund, Inc." (the "Fund"), was reorganized as a Massachusetts business trust effective December 31, 1988. Pursuant to such reorganization, the Trust assumed all the assets and liabilities of the Fund and carried on its business and operations with the same investment management arrangements as were in effect for the Fund at the time of the reorganization. The assets and liabilities of each of the Fund's separate portfolios were assumed by the corresponding portfolios of the Trust.

         NASL Financial (the "Adviser") is a Massachusetts corporation whose principal offices are located at 116 Huntington Avenue, Boston, Massachusetts 02116. NASL Financial is registered as an investment adviser under the Investment Advisers Act of 1940 and as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the "NASD"). In addition, NASL Financial serves as principal underwriter of certain contracts issued by Security Life.

         The Advisory Agreement, each Subadvisory Agreement (except the Founders Asset Management, Inc. Subadvisory Agreement and the Fred Alger Management, Inc. Subadvisory Agreement) and the Salomon Brothers Asset Management Limited Consulting Agreement were approved by the Trustees on September 28, 1995 and by the shareholders of the portfolios on December 5, 1995. These approvals occurred in connection with the change of control of NASL Financials as a result of the merger of North American Life Assurance Company, the ultimate controlling parent of NASL Financial, with The Manufacturers Life Insurance Company on January 1, 1996.


         On December 15, 1995, the Trustees appointed Fred Alger Management, Inc. ("Alger") pursuant to a new Subadvisory Agreement with Alger ("Alger Subadvisory Agreement") to manage the Small/Mid Cap Trust. The Alger Subadvisory Agreement and an amendment to the Advisory Agreement, both to provide for the management of the Small/Mid Cap Trust, were approved by the Trustees, including a majority of the Trustees who are not parties to the agreements or interested persons of any party to such agreements. The Alger Subadvisory Agreement and the related amendment to the Advisory Agreement will be approved by the sole shareholder of the Small/Mid Cap Trust.



         On December 15, 1995, the Trustees appointed Founders Asset Management, Inc ("Founders") pursuant to a new Subadvisory Agreement with Founders ("Founders Subadvisory Agreement") to manage the International Small Cap Trust. The Founders Subadvisory Agreement and an amendment to the Advisory Agreement, both to provide for the management of the International Small Cap Trust, were approved by the Trustees, including a majority of the Trustees who are not parties to the agreements or interested persons of any party to such agreements. The Founders Subadvisory Agreement and the related amendment to the Advisory Agreement will be approved by the sole shareholder of the International Small Cap Trust.


THE ADVISORY AGREEMENT

         Under the terms of the Advisory Agreement, the Adviser administers the business and affairs of the Trust. The Adviser is responsible for performing or paying for various administrative services for the Trust, including providing at the Adviser's expense (i) office space and all necessary office facilities and equipment, (ii) necessary executive and other personnel for managing the affairs of the Trust and for performing certain clerical, accounting and other office functions, and (iii) all other information and services, other than services of counsel, independent accountants or investment subadvisory services provided by any subadviser under a subadvisory agreement, required in connection with the preparation of all tax returns and documents required to comply with the federal securities laws. The Adviser pays the cost of any advertising or sales literature relating solely to the Trust, the cost of printing and mailing Prospectuses to persons other than current holders of Trust shares or of variable contracts funded by Trust shares and the compensation of the Trust's officers and Trustees that are officers, directors or employees of the Adviser or its affiliates. In addition, advisory fees are reduced or the Adviser reimburses the Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) applicable to a portfolio exceeds an annual rate of .75% in the case of the two global and two international portfolios or .50% in the case of all other portfolios of the average net asset value of such portfolio. The expense limitation will continue in effect from year to year unless otherwise terminated at any year end by the Adviser on 30 days' notice to the Trust.

         In addition to providing the services and expense limitation described above, the Adviser selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of the Trust portfolios. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each portfolio and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Trust.

         As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of such portfolio. The fee, which is accrued daily and payable monthly, is calculated for each day by multiplying the daily equivalent of the annual percentage prescribed for a portfolio by the value of its net assets at the close of business on the previous business day of the Trust. The following is a schedule of the management fees each portfolio currently is obligated to pay the Adviser:

PORTFOLIO
--------------------------------------------------------------------------------
Small/Mid Cap Trust . . . . . . . . . . .                          1.000%
International Small Cap Trust . . . . . .                          1.100%
Global Equity Trust . . . . . . . . . . .                           .900%
Pasadena Growth Trust . . . . . . . . . .                           .975%
Equity Trust  . . . . . . . . . . . . . .                           .750%
Value Equity Trust  . . . . . . . . . . .                           .800%
Growth and Income Trust . . . . . . . . .                           .750%
International Growth and Income Trust . .                           .950%
Strategic Bond Trust  . . . . . . . . . .                           .775%
Global Government Bond Trust  . . . . . .                           .800%
Investment Quality Bond Trust . . . . . .                           .650%
U.S. Government Securities Trust  . . . .                           .650%
Money Market Trust  . . . . . . . . . . .                           .500%
Aggressive Asset Allocation Trust     . .                           .750%
Moderate Asset Allocation Trust       . .                           .750%
Conservative Asset Allocation Trust   . .                           .750%


         The fees shown above, other than those paid by the Investment Quality Bond and U.S. Government Securities Trusts and the Money Market Trust, are higher than those paid by most funds to their advisers, but are not higher than the fees paid by many funds with similar investment objectives and policies. For the years ended December 31, 1995, 1994, 1993 and 1992 the aggregate investment advisory fee payable by the Trust under the fee schedule then in effect, absent the expense limitation provision, was $33,808,255, $27,076,438, $16,988,737 and
$9,982,812 allocated among the portfolios as follows:



PORTFOLIO                                  1995                1994             1993             1992
--------------------------------------------------------------------------------------------------------
Global Equity . . . . . . . . .            $5,513,312       $4,916,694       $1,813,650       $  924,713
Pasadena Growth . . . . . . . .            $2,115,434       $1,255,314       $  675,183       $   13,590
Equity  . . . . . . . . . . . .            $5,643,363       $3,483,279       $1,953,233       $  928,437
Value Equity  . . . . . . . . .            $2,459,247       $1,274,807       $  308,485       N/A
Growth and Income . . . . . . .            $3,922,671       $2,670,229       $1,544,607       $  665,716
International Growth & Income .            $  450,200*      N/A              N/A              N/A
Strategic Bond  . . . . . . . .            $  767,448       $  588,051       $  189,565       N/A
Global Government Bond  . . . .            $1,757,909       $ 1,742,81       $  947,963       $  371,965
Investment Quality Bond . . . .            $  798,045       $  709,069       $  529,433       $  318,052
U.S. Government Securities  . .            $1,291,668       $1,350,850       $1,153,241       $  545,695
Money Market Trust  . . . . . .            $1,318,573       $1,158,400       $  606,603       $  450,869
Aggressive Asset Allocation . .            $1,463,421       $1,354,682       $1,226,006       $1,027,614
Moderate Asset Allocation . . .            $4,667,061       $4,783,431       $4,341,909       $3,389,309
Conservative Asset Allocation .            $1,639,903       $1,788,821       $1,698,859       $1,346,852



*For period January 9, 1995 (commencement of operations) to December 31, 1995


         Prior to April 23, 1991, the investment advisory fees paid by the Trust were generally lower than the fees set forth above and were subject to a different expense limitation. Pursuant to the Advisory Agreement, no advisory fee was charged to the Growth and Income Trust until the portfolio reached $10,000,000 in net assets, which occurred on June 21, 1991.

THE SUBADVISORY AGREEMENTS

         Under the terms of each of the current subadvisory agreements, including the SBAM Limited Consulting Agreement (collectively "Subadvisory Agreements"), the Subadviser manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of the Trust's Trustees. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. Each Subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. Each Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios. With regards to the Pasadena Growth Trust subadvisory agreement, the subadviser shall reimburse the Pasadena Growth Trust for its "Other Expenses" to a maximum on an annual basis of .15% of the average net assets of the portfolio. For purposes of this provision, "Other Expenses" means all the expenses of the portfolio excluding: (1) taxes, (ii) portfolio brokerage commissions, (iii) interest, (iv) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, (v) advisory fees, and (vi) expenses for services assumed by the Adviser under the Advisory Agreement. The Adviser shall be entitled to deduct such reimbursement from the amount of subadviser's subadvisory fees payable pursuant to the subadvisory agreement.

         As compensation for their services, the Subadvisers receive fees from the Adviser computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of the portfolio. The fees are calculated on the basis of the average of all valuations of net assets of each portfolio made at the close of business on each business day of the Trust during the period for which such fees are paid. Once the average net assets of a portfolio exceed specified amounts, the fee is reduced with respect to such excess. The following is a schedule of the management fees the Adviser currently is obligated to pay the Subadvisers out of the advisory fee it receives from each portfolio as specified above:


                                                                BETWEEN             BETWEEN
                                                              $50,000,000        $200,000,000
                                          FIRST                   AND                 AND              EXCESS OVER
PORTFOLIO                               $50,000,000          $200,000,000        $500,000,000          $500,000,000
-------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Trust  . . . . . . . . .     .525%                .500%                .475%                .450%
International Small Cap Trust  . . . .     .650%                .600%                .500%                .400%
Global Equity Trust  . . . . . . . . .     .500%                .450%                .375%                .325%
Pasadena Growth Trust  . . . . . . . .     .550%                .500%                .450%                .375%
Equity Trust   . . . . . . . . . . . .     .325%                .275%                .225%                .150%
Value Equity Trust   . . . . . . . . .     .400%                .300%                .200%                .200%
Growth and Income Trust    . . . . . .     .325%                .275%                .225%                .150%
International Growth and
   Income Trust  . . . . . . . . . . .     .500%                .450%                .400%                .350%
Strategic Bond Trust   . . . . . . . .     .350%                .300%                .250%                .200%
Global Government Bond Trust   . . . .     .375%                .350%                .300%                .250%
Investment Quality Bond Trust              .225%                .225%                .150%                .100%
U.S. Government Securities Trust . . .     .225%                .225%                .150%                .100%
Money Market Trust   . . . . . . . . .     .075%                .075%                .075%                .020%
Aggressive Asset Allocation Trust  . .     .325%                .275%                .225%                .150%
Moderate Asset Allocation Trust  . . .     .325%                .275%                .225%                .150%
Conservative Asset Allocation
   Trust. . . . . . . . . . . . . . .      .325%                .275%                .225%                .150%


         *The prospectus refers to a subadvisory consulting agreement between SBAM and Salomon Brothers Asset Management Limited ("SBAM Limited") which is subject to certain conditions as set forth in the prospectus. Under that agreement SBAM Limited provides certain investment advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Trust. SBAM pays SBAM Limited, as full compensation for all services provided under the subadvisory consulting agreement, a portion of its subadvisory fee, such amount being an amount equal to the fee payable under SBAM's subadvisory agreement multiplied by the current value of the net assets of the portion of the assets of the Strategic Bond Trust that SBAM Limited has been delegated to manage divided by the current value of the net assets of the portfolio. The Trust will not incur any expenses in connection with SBAM Limited's services. SBAM Limited is a wholly owned subsidiary of Salomon Brothers Europe Limited ("SBEL"). Salomon (International) Finance A G ("SIF") owns 100% of SBEL's Convertible Redeemable Preference Shares and 36.8% of SBEL's Ordinary Shares, while the remaining 63.2% of SBEL's Ordinary Shares are owned by Salomon Brothers Holding Company Inc ("SBH"). SIF is wholly owned by SBH, which is in turn, a wholly owned subsidiary of Salomon Inc.


         For the years ended December 31, 1995, 1994, 1993 and 1992, the Adviser paid aggregate subadvisory fees of $12,007,940 $9,905,072, $6,285,555 and $3,729,537, respectively, allocated among the portfolios as follows:

PORTFOLIO                                       1995           1994            1993             1992
------------------------------------------------------------------------------------------------------
Global Equity . . . . . . . . . . . . . .   $2,415,918      $2,192,713       $905,318         $487,357
Pasadena Growth . . . . . . . . . . . . .     $978,146      $558,057         $280,422         $5,575
Equity  . . . . . . . . . . . . . . . . .   $1,628,673      $1,166,032       $710,703         $365,427
Value Equity  . . . . . . . . . . . . . .     $864,812      $525,739         $148,581         N/A
Growth and Income . . . . . . . . . . . .   $1,267,236      $926,068         $579,977         $269,096
Intern'l Growth & Income  . . . . . . . .     $232,320*     N/A              N/A              N/A
Strategic Bond  . . . . . . . . . . . . .     $322,077      $252,633         $85,576          N/A
Global Government Bond  . . . . . . . . .     $771,716      $766,324         $427,234         $173,156
Investment Quality Bond . . . . . . . . .     $276,246      $245,447         $183,265         $110,095
U.S. Government Securities  . . . . . . .     $442,603      $458,245         $395,910         $188,894
Money Market Trust  . . . . . . . . . . .     $197,786      $173,760         $90,990          $67,630
Aggressive Asset Allocation . . . . . . .     $560,019      $521,717         $474,535         $401,792
Moderate Asset Allocation . . . . . . . .   $1,433,417      $456,691         $1,368,386       $1,141,697
Conservative Asset Allocation . . . . . .     $616,971      $661,646         $634,658         $518,818



*For period January 9, 1995 (commencement of operations) to December 31, 1995.


         Subject to the expense limitations discussed above, the Trust is responsible for the payment of all expenses of its organization, operations and business, except those which the Adviser or Subadvisers have agreed to pay pursuant to the Advisory or Subadvisory Agreements. Expenses borne by the Trust include charges and expenses of the custodian, independent accountants and transfer, bookkeeping and dividend disbursing agent appointed by the Trust; brokers' commissions and issue and transfer taxes on securities transactions to which the Trust is a party; taxes and fees payable by the Trust; and legal fees and expenses in connection with the affairs of the Trust, including registering and qualifying its shares with regulatory authorities and in connection with any litigation.

         The Advisory Agreement and each Subadvisory Agreement will continue in effect as to a portfolio for a period no more than two years from the date of its execution or the execution of an amendment making the agreement applicable to that portfolio only so long as such continuance is specifically approved at least annually either by the Trustees or by the vote of a majority of the outstanding voting securities of the Trust, provided that in either event such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements, cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any portfolio if a majority of the outstanding voting securities of the series of shares of beneficial interest of that portfolio vote to approve such continuance, notwithstanding that such continuance may not have been approved by a majority of the outstanding voting securities of (i) any other portfolio affected by the Agreement or (ii) all of the portfolios of the Trust.

         If the holders of any series of shares of beneficial interest of any portfolio fail to approve any continuance of the Advisory Agreement or the Subadvisory Agreement, the Adviser or Subadviser (including SBAM Limited) will continue to act as investment adviser or subadviser with respect to such portfolio pending the required approval of the continuance of such Agreement, of a new contract with the Adviser or Subadviser or different adviser or subadviser, or other definitive action. In the case of the Adviser, or Oechsle International, the compensation received by the Adviser or Subadviser in respect of such a portfolio during such period will be no more than its actual costs incurred in furnishing investment advisory and management services to such portfolio or the amount it would have received under the Advisory Agreement or Subadvisory Agreement in respect of such portfolio, whichever is less. In the case of Alger, Founders, J.P. Morgan, Wellington Management, FMTC, SBAM, GSAM or REMC, the compensation received by it in respect of such a portfolio during such period will be no more than that permitted by Rule 15a-4 under the Investment Company Act of 1940. With respect to REMC, in the event the subadvisory agreement with REMC is terminated the Adviser has agreed to take any action necessary to cause the Trust to discontinue the use of the name "Pasadena" in any portfolio. The Adviser has further agreed that it will use such name in connection with any portfolio of the Trust only so long as REMC serves as the subadviser to such portfolio.

         The Advisory Agreement and the Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and to the Trust in the case of the Subadvisory Agreements, (i) by the Trustees of the Trust; (ii) by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any portfolio, by the vote of a majority of the outstanding voting securities of the series of shares of beneficial interest of such portfolio; and (iii) by the Adviser, and in the case of the Subadvisory Agreements, by the respective Subadvisers. The Agreements will automatically terminate in the event of their assignment.

         The Advisory Agreement may be amended by the Trust and the Adviser and the Subadvisory Agreements by the Adviser and respective Subadvisers provided such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the

Trust and by the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, the Adviser or the applicable Subadviser (including SBAM Limited) cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any amendment shall be effective with respect to any portfolio if a majority of the outstanding voting securities of that portfolio vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of (i) any other portfolio affected by the amendment or (ii) all the portfolios of the Trust.

AGREEMENT WITH PRIOR SUBADVISER

         The Conservative, Moderate and Aggressive Asset Allocation Trusts for which Sass Investors acted as Subadviser up until December 13, 1991, and the Bond Trust (now Investment Quality Bond Trust) for which Sass Investors acted as Subadviser up until April 23, 1991, acquired certain taxable revenue bonds, the value of which has declined substantially due to the default of the bonds caused by the Conservatorship of Executive Life Insurance Company. The Trust retained legal counsel to advise it as to any potential claims it may have arising out of its purchase of such bonds. On the basis of the advice received and, to avoid any prejudice resulting from the passage of time, the Trust has sought to obtain agreements from certain persons which would toll the running of statutes of limitations that might in time bar the assertion of any claims related to its purchase of the bonds. In February 1991 the Trust entered into an agreement with Sass Investors, its principals and affiliated companies concerning any claims the Trust may have arising out of Sass Investors' performance under the Sass Subadvisory Agreement in connection with the purchase or sale of the aforementioned bonds. The parties agreed that the running of time under any statute of limitations or by way of laches with respect to any claims or defenses arising out of such purchase or sale would be tolled until thirty days after termination of the agreement by either party giving written notice to the other.

PORTFOLIO BROKERAGE

         Pursuant to the Subadvisory Agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. The Subadvisers have no formula for the distribution of the Trust's brokerage business, their intention being to place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the Trust. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

         In selecting brokers or dealers through whom to effect transactions, the Subadvisers will give consideration to a number of factors, including price, dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by a Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to the Trust and any other accounts managed by the Subadviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction. In selecting brokers and dealers, the Subadvisers will also give consideration to the value and quality of any research, statistical, quotation or valuation services provided by the broker or dealer. In placing a purchase or sale order, a Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the Trust and any other accounts managed by the Subadviser. Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Consistent with the foregoing considerations and the Rules of Fair Practice of the NASD, sales of contracts for which the broker-dealer or an affiliate thereof is responsible may be considered as a factor in the selection of such brokers or dealers. A higher cost broker-dealer will not be selected, however, solely on the basis of sales volume but will be selected in accordance with the criteria set forth above.

         To the extent research services are used by the Subadvisers in rendering investment advice to the Trust, such services would tend to reduce the Subadvisers' expenses. However, the Subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the Subadvisers from brokers or dealers executing transactions for the Trust will be available also for the benefit of other portfolios managed by the Subadvisers.

         The Subadvisers manage a number of accounts other than the Trust's portfolios. Although investment recommendations or determinations for the Trust's portfolios will be made by the Subadvisers independently from the investment recommendations and determinations made by them for any other account, investments deemed appropriate for the Trust's portfolios by the Subadvisers may also be deemed appropriate by them for other accounts, so that the same security may be purchased or sold at or about the same time for both the Trust's portfolios and other accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the Trust's portfolios and one or more other accounts should be combined, in which event the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the Trust Portfolios and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Trust believes that its participation in such transactions on balance will produce better overall results for the Trust.


         For the years ended December 31, 1995, 1994, 1993 and 1992, the Trust paid brokerage commissions in connection with portfolio transactions of $6,609,957, $5,510,656, $2,877,317 and $2,388,527, respectively, allocated among the portfolios as follows:



PORTFOLIO                                             1995                      1994             1993            1992
-------------------------------------------------------------------------------------------------------------------------
Global Equity . . . . . . . . . . . . . .          $2,684,254                $2,358,799       $1,196,630       $526,093
Pasadena Growth . . . . . . . . . . . . .          $388,904                  $187,089         $114,811         $33,900
Equity  . . . . . . . . . . . . . . . . .          $861,497                  $1,011,437       $600,555         $1,262,231
Value Equity  . . . . . . . . . . . . . .          $606,918                  $383,033         $181,956         -
Growth and Income . . . . . . . . . . . .          $697,618                  $487,223         $308,818         $127,882
International Growth and Income . . . . .          $374,962*                 NA               NA               NA
Aggressive Asset Allocation . . . . . . .          $286,517                  $280,679         $122,305         $119,673
Moderate Asset Allocation . . . . . . . .          $604,766                  $682,814         $292,232         $259,005
Conservative Asset Allocation . . . . . .          $104,521                  $119,582         $60,010          $59,743



*For the period January 9, 1995 (commencement of operations) to December 31,
1995.


For the years ended December 31, 1995, 1994, 1993 and 1992, brokerage commissions were paid to GOLDMAN, SACHS & CO. by the portfolios as follows:

                          YEAR ENDED DECEMBER 31, 1995


                                                                                                      % OF AGGREGATE
                                                                          % OF TRUST'S BROKERAGE        $ AMOUNT OF
                                                                         COMMISSIONS REPRESENTED        TRANSACTIONS
PORTFOLIO                                             COMMISSIONS             FOR THE PERIOD           FOR THEPERIOD
---------------------------------------------------------------------------------------------------------------------
Global Equity . . . . . . . . . . . . . .                 $6,951                  0.26%                     0.08%
Pasadena Growth . . . . . . . . . . . . .                $24,855                  6.39%                     0.52%
Equity  . . . . . . . . . . . . . . . . .                $13,799                  1.60%                     0.62%
Value Equity  . . . . . . . . . . . . . .                $63,836                  10.52%                    0.19%
Growth and Income . . . . . . . . . . . .                $33,000                  4.73%                     0.46%
International Growth and Income . . . . .                 $6,651*                 1.77%                     1.05%
Agressive Asset Allocation  . . . . . . .                 $7,202                  2.51%                     0.43%
Moderate Asset Allocaton  . . . . . . . .                $11,975                  1.98%                     0.69%
Conservative Asset Allocation . . . . . .                 $2,080                  1.99%                     0.80%


                          YEAR ENDED DECEMBER 31, 1994

                                                                                                      % OF AGGREGATE
                                                                          % OF TRUST'S BROKERAGE        $ AMOUNT OF
                                                                         COMMISSIONS REPRESENTED        TRANSACTIONS
PORTFOLIO                                             COMMISSIONS             FOR THE PERIOD           FOR THEPERIOD
---------------------------------------------------------------------------------------------------------------------
Pasadena Growth . . . . . . . . . . . . .                $6,376                   3.41%                     5.71%
Equity  . . . . . . . . . . . . . . . . .                $8,032                   0.79%                     0.03%
Value Equity  . . . . . . . . . . . . . .                $20,741                  5.41%                     3.98%
Growth and Income . . . . . . . . . . . .                $12,612                  2.59%                     1.14%
Agressive Asset Allocation  . . . . . . .                $10,644                  3.79%                     0.53%
Moderate Asset Allocaton  . . . . . . . .                $25,501                  3.73%                     3.21%
Conservative Asset Allocation . . . . . .                $676                     0.57%                     0.08%

                          YEAR ENDED DECEMBER 31, 1993

                                                                                                      % OF AGGREGATE
                                                                          % OF TRUST'S BROKERAGE        $ AMOUNT OF
                                                                         COMMISSIONS REPRESENTED        TRANSACTIONS
PORTFOLIO                                             COMMISSIONS             FOR THE PERIOD           FOR THEPERIOD
---------------------------------------------------------------------------------------------------------------------
Global Equity . . . . . . . . . . . . . .                $15,566                  1.30%                     1.95%
Pasadena Growth . . . . . . . . . . . . .                $4,500                   3.92%                     9.33%
Equity  . . . . . . . . . . . . . . . . .                $5,755                   0.96%                     1.71%
Value Equity  . . . . . . . . . . . . . .                $27,565                  15.15%                    16.68%
Growth and Income . . . . . . . . . . . .                $9,480                   3.07%                     3.73%

                          YEAR ENDED DECEMBER 31, 1992

                                                                                                      % OF AGGREGATE
                                                                          % OF TRUST'S BROKERAGE        $ AMOUNT OF
                                                                         COMMISSIONS REPRESENTED        TRANSACTIONS
PORTFOLIO                                             COMMISSIONS             FOR THE PERIOD           FOR THEPERIOD
---------------------------------------------------------------------------------------------------------------------
Global Equity . . . . . . . . . . . . . .                $7,546                   1.43%                     1.85%
Pasadena Growth . . . . . . . . . . . . .                $2,040                   6.02%                     1.83%
Equity  . . . . . . . . . . . . . . . . .                $925                     0.07%                     0.77%
Aggressive Asset Allocation . . . . . . .                $888                     0.74%                     6.83%
Moderate Asset Allocation . . . . . . . .                $2,064                   0.80%                     3.34%
Conservative Asset Allocation . . . . . .                $438                     0.73%                     2.95%

For the years ended December 31, 1995, 1994, 1993 and 1992, brokerage commissions were paid to SALOMON BROTHERS INC by the portfolios as follows:

                          YEAR ENDED DECEMBER 31, 1995


                                                                                                      % OF AGGREGATE
                                                                          % OF TRUST'S BROKERAGE        $ AMOUNT OF
                                                                         COMMISSIONS REPRESENTED        TRANSACTIONS
PORTFOLIO                                             COMMISSIONS             FOR THE PERIOD           FOR THEPERIOD
---------------------------------------------------------------------------------------------------------------------
Global Equity . . . . . . . . . . . . . .                $34,352                  1.28%                     0.19%
Pasadena  . . . . . . . . . . . . . . . .                $16,380                  4.21%                     0.26%
Equity  . . . . . . . . . . . . . . . . .                $13,968                  1.62%                     0.14%
Value Equity  . . . . . . . . . . . . . .                $35,568                  5.86%                     0.14%
Growth and Income . . . . . . . . . . . .                $128,844                 18.47%                    1.45%
Aggressive Asset Allocation . . . . . . .                $3,072                   1.07%                     0.88%
Moderate Asset Allocation . . . . . . . .                $3,967                   0.66%                     1.42%
Conservative Asset Allocaton  . . . . . .                $999                     0.96%                     1.87%

                          YEAR ENDED DECEMBER 31, 1994

                                                                                                      % OF AGGREGATE
                                                                          % OF TRUST'S BROKERAGE        $ AMOUNT OF
                                                                         COMMISSIONS REPRESENTED        TRANSACTIONS
PORTFOLIO                                             COMMISSIONS             FOR THE PERIOD           FOR THEPERIOD
---------------------------------------------------------------------------------------------------------------------
Global Equity . . . . . . . . . . . . . .                $17,818                  0.76%                     0.43%
Pasadena  . . . . . . . . . . . . . . . .                $4,200                   2.24%                     2.08%
Equity  . . . . . . . . . . . . . . . . .                $24,110                  2.38%                     2.59%
Value Equity  . . . . . . . . . . . . . .                $17,052                  4.45%                     4.09%
Growth and Income . . . . . . . . . . . .                $46,848                  9.62%                     3.08%
Aggressive Asset Allocation . . . . . . .                $1,063                   0.38%                     4.74%
Moderate Asset Allocation . . . . . . . .                $2,641                   0.39%                     6.03%
Conservative Asset Allocaton  . . . . . .                $607                     0.51%                     2.07%

                          YEAR ENDED DECEMBER 31, 1993

                                                                                                % OF AGGREGATE
                                                                    % OF TRUST'S BROKERAGE        $ AMOUNT OF
                                                                   COMMISSIONS REPRESENTED        TRANSACTIONS
PORTFOLIO                                       COMMISSIONS             FOR THE PERIOD           FOR THEPERIOD
--------------------------------------------------------------------------------------------------------------
Global Equity . . . . . . . . . . . . . .             $14,144                  1.18%                     0.71%
Equity  . . . . . . . . . . . . . . . . .             $15,426                  2.57%                     1.58%
Value Equity  . . . . . . . . . . . . . .              $8,748                  4.81%                     3.34%
Growth and Income . . . . . . . . . . . .             $23,534                  7.62%                     6.93%

                          YEAR ENDED DECEMBER 31, 1992

                                                                                                % OF AGGREGATE
                                                                    % OF TRUST'S BROKERAGE        $ AMOUNT OF
                                                                   COMMISSIONS REPRESENTED        TRANSACTIONS
PORTFOLIO                                       COMMISSIONS             FOR THE PERIOD           FOR THEPERIOD
--------------------------------------------------------------------------------------------------------------
Global Equity . . . . . . . . . . . . . .             $10,194                  1.94%                     1.17%
Pasadena Growth . . . . . . . . . . . . .             $2,100                   6.19%                     0.86%
Equity  . . . . . . . . . . . . . . . . .             $3,862                   0.31%                     0.34%
Moderate Asset Allocation . . . . . . . .             $95                      0.04%                     8.63%


For the years ended December 31, 1995, brokerage commissions were paid to J.P. Morgan Securities by the portfolios as follows:



                          YEAR ENDED DECEMBER 31, 1995


                                                                                                % OF AGGREGATE
                                                                    % OF TRUST'S BROKERAGE        $ AMOUNT OF
                                                                   COMMISSIONS REPRESENTED        TRANSACTIONS
PORTFOLIO                                       COMMISSIONS             FOR THE PERIOD           FOR THEPERIOD
--------------------------------------------------------------------------------------------------------------
Global Equity . . . . . . . . . . . . . .             $15,349               0.57%                     0.90%
Pasadena  . . . . . . . . . . . . . . . .              $2,482               0.64%                     0.03%
Equity  . . . . . . . . . . . . . . . . .              $8,890               1.03%                     0.06%
Value Equity  . . . . . . . . . . . . . .             $40,124               6.61%                     0.20%
Growth and Income . . . . . . . . . . . .             $12,798               1.83%                     0.30%
International Growth and Income . . . . .                $554*              0.15%                     0.41%
Aggressive Asset Allocation . . . . . . .                $721               0.25%                     0.24%
Moderate Asset Allocation . . . . . . . .              $1,680               0.28%                     0.31%
Conservative Asset Allocaton  . . . . . .                $397               0.38%                     0.14%



*For period January 9, 1995 (commencement of operations) to December 31, 1995.

                        PURCHASE AND REDEMPTION OF SHARES

         The Trust will redeem all full and fractional portfolio shares for cash at the net asset value per share of each portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Trust.

                        DETERMINATION OF NET ASSET VALUE

         The following supplements the discussion of the valuation of portfolio assets set forth in the Prospectus under the caption "Purchase and Redemption of Shares."

         Securities held by the portfolios except for debt instruments with remaining maturities of 60 days or less and all debt instruments held by the Money Market Trust will be valued as follows: securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled trading of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of trading on the New York Stock Exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees.

         Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the regularly scheduled trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of a portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Subadvisers under procedures established and regularly reviewed by the Trustees.

         Debt instruments with a remaining maturity of 60 days or less held by each of the portfolios other than the Money Market Trust, and all instruments held by the Money Market Trust, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation); thereafter, the Trust assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

         The Money Market Trust uses the amortized cost valuation method in reliance upon Rule 2a-7 under the Investment Company Act of 1940. As required by the Rule, the Money Market Trust will maintain a dollar weighted average maturity of 90 days or less. In addition, the Money Market Trust is permitted to purchase only securities that the Trustees determine to present minimal credit risks and which are at the time of purchase "eligible securities," as defined by the Rule. Generally, eligible securities must be rated by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations or be of comparable quality. The Money Market Trust will invest only in obligations that have remaining maturities of thirteen months or less.

         The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Money Market Trust's price per share as computed for the purpose of sales and redemptions at $10.00. Such procedures include a direction to the Adviser to establish procedures which will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant net asset value of $10.00 per share. Such procedures include a directive to the Adviser that requires that on determining net asset value per share based upon available market quotations, the Money Market Trust shall value weekly (a) all portfolio instruments for which market quotations are readily available at market, and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. If the fair value of a security needs to be determined, the Subadviser will provide determinations, in accordance with procedures and methods established by the Trustees of the Trust, of the fair value of securities held by the Money Market Trust for which market quotations are not readily available for purposes of enabling the Money Market Trust's Custodian to calculate net asset value. The Adviser, with the Subadviser's assistance, periodically (but no less frequently than annually) shall prepare a written report to the Trustees verifying the accuracy of the pricing system or estimate. A non-negotiable security which is not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated. In the event that the deviation from the amortized cost exceeds .50 of 1% or more or a difference of $.05 per share in net asset value, the Adviser shall promptly call a special meeting of the Trustees to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from the Money Market Trust's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, they shall take such action as they deem appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Trustees include, but are not limited to: (a) redeeming shares in kind; (b) selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Trust; (c) withholding or reducing dividends;(d) utilizing a net asset value per share based on available market quotations; (e)investing all cash in instruments with a maturity on the next business day. The Money Market Trust may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $10.00 per share. Any such redemption will be treated as a negative dividend for purposes of the Net Investment Factor under the contracts issued by North American Security Life Insurance Company.

                                PERFORMANCE DATA

         Each of the portfolios may quote total return figures in its advertising and sales materials. Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and where less than five or ten years, the period since the portfolio, including its predecessor prior to the reorganization of the Fund on December 31, 1988, became available for investment. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates the initial amount invested to the market value of such investment on the last day of the period for which such return is calculated. For purposes of the calculation it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. All recurring fees such as advisory fees charged to the Trust and all Trust expenses are reflected in the calculations. There are no non-recurring fees such as sales loads, surrender charges or account fees charged by the Trust. If the period since inception is less than one year, the figures will be based on an aggregate total return rather than an average annual total return. Because the Investment Quality Bond Trust changed its investment objective and investment subadviser effective April 23, 1991, the Trust has elected to quote performance for that portfolio only since the date of the change in order to quote returns representative of its current objectives and/or produced by its current portfolio manager. For the same reasons, the Trust may elect to quote performance for the Equity, U.S. Government Securities, Money Market, and the three Asset Allocation Trusts only since December 13, 1991 when such portfolios changed portfolio managers.

                             TOTAL ANNUALIZED RETURN


===================================================================================================================
  Trust                 One Year Ended       Five Years Ended        Since Inception        Date first Available
                        12/31/95              12/31/95               through 12/31/95
-------------------------------------------------------------------------------------------------------------------
  Global Equity                   7.68%                 10.27%                    8.07%               03/18/88

  Pasadena Growth                26.53%                   N/A                     4.70%               12/11/92

  Equity                         42.79%                 16.03%                   13.90%               06/18/85

  Value Equity                   23.69%                   N/A                    12.75%               02/19/93

  Growth and Income              29.20%                   N/A                    13.06%               04/23/91

  International Growth            6.98%*                  N/A                      N/A                 01/9/95
  and Income

  Strategic Bond                 19.22%                   N/A                     7.17%               02/19/93

  Global Government              23.18%                 10.36%                    9.13%               03/18/88
  Bond

  Investment Quality             19.49%                   N/A                     9.46%               04/23/91
  Bond

  U.S. Government                15.57%                  8.26%                    8.54%               05/01/89
  Securities

  Money Market                    5.62%                  4.23%                    5.66%               06/18/85

  Cons. Asset                    18.07%                 10.01%                    7.25%               08/03/89
  Allocation

  Mod. Asset                     20.68%                 11.40%                    7.75%               08/03/89
  Allocation

  Aggr. Asset                    22.77%                 12.35%                    8.02%               08/03/89
  Allocation
===================================================================================================================



*Aggregate total return from January 9. 1995 (inception date).


         The Trust may also from time to time include in advertising and sales literature the following: 1) information regarding its portfolio subadvisers, such as information regarding a subadvisers specific investment expertise, client base, assets under management or other relevant information; 2) quotations about the Trust, its portfolios or its investment subadvisers that appear in various publications and media; and 3) general discussions of economic theories, including but not limited to discussions of how demographics and political trends may effect future financial markets, as well as market or other relevant information.

                            ORGANIZATION OF THE TRUST

SHARES OF THE TRUST

         The Declaration of Trust authorizes the Trustees of the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share, to divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof, all without shareholder approval. The Trust currently has sixteen series of shares: the Small/Mid Cap, the International Small Cap, the Global Equity Trust, the Pasadena Growth Trust, the Equity Trust, the Value Equity Trust, the Growth and Income Trust, the International Growth and Income Trust, the Strategic Bond Trust, the Global Government Bond Trust, the Investment Quality Bond Trust, the Money Market Trust, the U.S. Government Securities Trust, the Conservative Asset Allocation Trust, the Moderate Asset Allocation Trust and the Aggressive Asset Allocation Trust. The shares of each portfolio, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Holders of shares of any portfolio are entitled to redeem their shares as set forth under "Purchase and Redemption of Shares." The Trust reserves the right to later issue additional series of shares or separate classes of existing series of shares without the consent of outstanding shareholders.

         Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective portfolio and upon liquidation in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets which are not clearly allocable to a particular portfolio will be allocated in the manner determined by the Trustees. Accrued liabilities which are not clearly allocable to one or more portfolios will also be allocated among the portfolios in the manner determined by the Trustees.

         Shareholders of each portfolio of the Trust are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the portfolio. All shares entitled to vote are voted by series, except that when voting for the election of Trustees and when otherwise permitted by the Investment Company Act of 1940, shares are voted in the aggregate and not by series. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of the Trust may not be binding on a portfolio whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of the Trust do not have cumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees. Shares held in Security Life's registered separate account are voted in accordance with instructions from variable contract owners.

         Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust provides for indemnification out of the property of a Trust portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of a particular portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular portfolio would be unable to meet its obligations.

PRINCIPAL HOLDERS OF SECURITIES


         Security Life, a Delaware corporation and a wholly-owned subsidiary of North American Life, provided the initial capital for the Fund, the Trust's corporate predecessor, by purchasing for its general account 100,000 shares of the Equity Portfolio, 100,000 shares of the Bond Portfolio and 100,000 shares of the Money Market Portfolio, each at a price of $10.00 per share. On March 20, 1987, North American Life purchased all of Security Life's shares from Security Life at a price equal to the net asset value of the shares at the close of business on March 20, 1987. On December 23, 1987, the Fund redeemed all of the shares of the Equity and Bond Portfolios owned by North American Life. On February 12, 1988 North American Life provided the initial capital to the Global Equity, Global Government Bond and Convertible Securities Portfolios (now the U.S. Government Securities Trust) by purchasing 25,000 shares of each such portfolio at a price of $10.00 per share. On April 1, 1991 Security Life provided the initial capital to the Growth and Income Trust by purchasing 10,000 shares at the price of $10.00 per share. On January 6, 1995 and January 9, 1995, Security Life provided the initial capital to the International Growth and Income Trust by purchasing one share and 500,000 shares, respectively, at 10.00 per share.



         The Trust currently has three shareholders: The Manufacturers Life Insurance Company of America ("Manulife America"), Security Life and First North American Life Assurance Company ("FNAL"). Each shareholder holds Trust shares attributable to variable and variable life contracts in their separate accounts registered under the Investment Company Act of 1940. Each shareholder will solicit voting instructions from such variable and variable life contract owners and vote all shares held in proportion to the instructions received.


         Reflecting the conditions of section 817(h) and other provisions of the Internal Revenue Code and regulations thereunder, the By-laws of the Trust provide that shares of the Trust may be purchased only by the following eligible shareholders: (a) separate accounts of Security Life or of other insurance companies; (b) Security Life; (c) NASL Financial; (d) any corporation related in a manner specified in section 267(b) of the Internal Revenue Code to Security Life or to NASL Financial, including North American Life; and (e) any Trustee of a qualified pension of retirement plan. As a matter of operating policy, shares of the Trust may be purchased only by the eligible shareholders of categories
(a), (b) and (d).

                             REPORTS TO SHAREHOLDERS

         Annual and semi-annual reports containing financial statements of the Trust will be sent to contract owners.

                             INDEPENDENT ACCOUNTANTS

         The audited financial statements of the Trust at December 31, 1994 included in this Statement of Additional Information and the Supplementary Information for the period from the commencement of operations of the Trust's corporate predecessor through December 31, 1994 included in the Prospectus have been audited by Coopers & Lybrand, L.L.P., independent public accountants, as indicated in their report in this Statement of Additional Information and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.

                                  LEGAL COUNSEL

         Messrs. Jones & Blouch L.L.P., 1025 Thomas Jefferson Street, N.W., N.W., Washington, DC 20007, have passed upon certain legal matters relating to the federal securities laws.

NASL SERIES TRUST
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                           Page
                                                                           ----
Statements of Assets and Liabilities..................................       1

Statements of Operations..............................................       4

Statements of Changes in Net Assets...................................       7

Financial Highlights..................................................      11

Portfolio of Investments:

     Global Equity Trust..............................................      25

     Pasadena Growth Trust............................................      27

     Equity Trust.....................................................      29

     Value Equity Trust...............................................      32

     Growth and Income Trust..........................................      33

     Strategic Bond Trust.............................................      35

     Global Government Bond Trust.....................................      37

     International Growth and Income Trust............................      38

     Investment Quality Bond Trust....................................      41

     U.S. Government Securities Trust.................................      43

     Money Market Trust...............................................      44

     Aggressive, Moderate and Conservative Asset Allocation Trusts....      45

Notes to Financial Statements.........................................      65

NASL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1995 - (UNAUDITED)
--------------------------------------------------------------------------------


                                                                               Global         Pasadena
                                                                               Equity          Growth          Equity
                                                                               Trust           Trust           Trust
                                                                            ------------    ------------    ------------
ASSETS
Investment in securities, at  value* (Including a repurchase agreement of $69,585,000 in the Value Equity Trust)
  (See accompanying schedules) ..........................................   $581,593,593    $215,305,937    $746,480,000
Receivable for forward foreign currency contracts to sell
  (Notes 2 and 8) .......................................................    100,443,999            --              --
Cash ....................................................................         54,127             254             436
Foreign currency (Cost: $392,985, $1,454 and $89 in the Global Equity
  Equity and Growth and Income Trusts, respectively) ....................        393,238            --             1,471
Receivables:
    Investments sold ....................................................      9,157,434       6,087,139       2,306,055
    Dividends ...........................................................      1,918,889         222,125         706,906
    Interest ............................................................          1,729             890           5,688
    Foreign tax withholding reclaim .....................................        439,789            --               330
Deferred organization expenses  (Note 2) ................................           --             4,909            --
Other assets ............................................................          6,337           1,909           6,070
                                                                            ------------    ------------    ------------
        Total assets ....................................................    694,009,135     221,623,163     749,506,956
                                                                            ------------    ------------    ------------

LIABILITIES
Forward foreign currency contracts to sell, at value (Cost: $103,369,989)
  (Notes 2 and 8) .......................................................    104,240,637            --              --
Payables:
    Investments purchased ...............................................           --         3,600,573         473,913
    Dividend withholding tax ............................................        257,525            --             3,392
    Custodian fee .......................................................         42,768           3,558           8,357
    Other accrued expenses ..............................................        142,078          35,435         118,032
                                                                            ------------    ------------    ------------
        Total liabilities ...............................................    104,683,008       3,639,566         603,694
                                                                            ------------    ------------    ------------

NET ASSETS ..............................................................   $589,326,127    $217,983,597    $748,903,262
                                                                            ============    ============    ============

Net assets consist of:
    Undistributed net investment income..................................   $  2,075,673    $    458,936    $  1,800,400
    Accumulated net realized gains (losses) on investments ..............    (20,935,097)     (7,757,262)     15,225,854
    Unrealized appreciation (depreciation) on:
        Investments .....................................................     33,612,007      29,950,007     144,807,366
        Foreign currency and forward foreign currency contracts .........       (717,087)           --                25
    Capital shares at par value of $.01  (Note 4) .......................        392,477         206,494         409,625
    Additional paid-in capital ..........................................    574,898,154     195,125,422     586,659,992
                                                                            ------------    ------------    ------------
        Net assets ......................................................   $589,326,127    $217,983,597    $748,903,262
                                                                            ============    ============    ============
Capital shares outstanding  (Note 4) ....................................     39,247,645      20,649,436      40,962,514
                                                                            ------------    ------------    ------------
Net asset value, offering price and redemption price per share ..........   $      15.02    $      10.56    $      18.28
                                                                            ============    ============    ============
*Investment in securities, at identified cost  (Note 2) .................   $547,981,586    $185,355,930    $601,672,634
                                                                            ============    ============    ============
                                                                                             Growth
                                                                               Value          and
                                                                               Equity        Income
                                                                               Trust          Trust
                                                                            ------------   ------------
ASSETS
Investment in securities, at  value* (Including a repurchase agreement of $69,585,000 in the Value Equity Trust)
  (See accompanying schedules) ..........................................   $305,960,025   $516,102,592
Receivable for forward foreign currency contracts to sell
  (Notes 2 and 8) .......................................................           --             --
Cash ....................................................................            117            371
Foreign currency (Cost: $392,985, $1,454 and $89 in the Global Equity
  Equity and Growth and Income Trusts, respectively) ....................           --               98
Receivables:
    Investments sold ....................................................      1,920,000        430,549
    Dividends ...........................................................        166,751      1,748,690
    Interest ............................................................         11,597         59,664
    Foreign tax withholding reclaim .....................................           --             --
Deferred organization expenses  (Note 2) ................................          5,292         11,535
Other assets ............................................................          2,625          4,588
                                                                            ------------   ------------
        Total assets ....................................................    308,066,407    518,358,087
                                                                            ------------   ------------

LIABILITIES
Forward foreign currency contracts to sell, at value (Cost: $103,369,989)
  (Notes 2 and 8) .......................................................           --             --
Payables:
    Investments purchased ...............................................           --          684,250
    Dividend withholding tax ............................................           --           45,607
    Custodian fee .......................................................          3,373          5,452
    Other accrued expenses ..............................................         51,078         92,005
                                                                            ------------   ------------
        Total liabilities ...............................................         54,451        827,314
                                                                            ------------   ------------

NET ASSETS ..............................................................   $308,011,956   $517,530,773
                                                                            ============   ============

Net assets consist of:
    Undistributed net investment income..................................   $  2,048,662   $  5,699,875
    Accumulated net realized gains (losses) on investments ..............      5,888,891      3,518,947
    Unrealized appreciation (depreciation) on:
        Investments .....................................................     32,246,798     75,738,297
        Foreign currency and forward foreign currency contracts .........           --              654
    Capital shares at par value of $.01  (Note 4) .......................        236,707        352,342
    Additional paid-in capital ..........................................    267,590,898    432,220,659
                                                                            ------------   ------------
        Net assets ......................................................   $308,011,956   $517,530,773
                                                                            ============   ============
Capital shares outstanding  (Note 4) ....................................     23,670,651     35,234,170
                                                                            ------------   ------------
Net asset value, offering price and redemption price per share ..........   $      13.01   $      14.69
                                                                            ============   ============
*Investment in securities, at identified cost  (Note 2) .................   $273,713,227   $440,364,295
                                                                            ============   ============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1995 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              Global      International
                                                                            Strategic       Government     Growth and
                                                                              Bond             Bond          Income
                                                                              Trust           Trust           Trust
                                                                          -------------   -------------   -------------
ASSETS
Investment in securities, at value*  (See accompanying schedules) ......  $  98,743,769   $ 211,794,774   $ 53,419,702
Receivable for forward foreign currency contracts to sell
  (Notes 2 and 8) ......................................................     13,274,264      68,956,929      3,365,776
Forward foreign currency contracts to buy, at value (Cost: $2,107,151,
$56,331,066 and $236,602 in the Strategic Bond, Global Government
  Bond and International Growth and Income Trusts, respectively)
  (Notes 2 and 8) ......................................................      2,136,259      57,550,106        235,974
Cash ...................................................................            337            --        4,983,259
Foreign currency (Cost: $1,922,963 and $4,121,145 in the International
 Growth and Income and Global Government Bond Trusts,
  respectively) ........................................................           --         4,104,904      1,938,903
Receivables:
    Investments sold ...................................................         32,609       9,400,552      2,637,696
    Dividends ..........................................................           --              --          161,121
    Interest ...........................................................      2,119,069       4,550,563        174,753
    Foreign tax withholding reclaim ....................................         10,623            --           51,504
Deferred organization expenses  (Note 2) ...............................          7,939            --           11,828
Other assets ...........................................................            866           2,217            201
                                                                          -------------   -------------   ------------
        Total assets ...................................................    116,325,735     356,360,045     66,980,717
                                                                          -------------   -------------   ------------

LIABILITIES
Forward foreign currency contracts to sell, at value (Cost: $13,274,264,
 $69,763,094 and $3,364,287 in the Strategic Bond, Global Government
  Bond and International Growth and Income Trusts, respectively)
  (Notes 2 and 8) ......................................................     13,375,731      71,573,747      3,358,641
Payables:
    Forward foreign currency contracts to buy  (Notes 2 and 8) .........           --        56,331,066           --
    Investments purchased ..............................................      4,199,643      10,803,763      3,572,777
    Dividend withholding tax ...........................................           --              --           27,796
    Interest withholding tax ...........................................          5,516         135,447          3,652
    Custodian fee ......................................................         17,547          35,041           --
    Other accrued expenses .............................................         19,042          45,718             50
                                                                          -------------   -------------   ------------
        Total liabilities ..............................................     17,617,479     138,924,782      6,962,916
                                                                          -------------   -------------   ------------


NET ASSETS .............................................................  $  98,708,256   $ 217,435,263   $ 60,017,801
                                                                          =============   =============   ============

Net assets consist of:
    Undistributed net investment income ................................  $   3,952,956   $   6,961,314   $    253,050
    Accumulated net realized gains (losses) on investments .............     (3,618,317)     (8,094,506)      (120,437)
    Unrealized appreciation (depreciation) on:
        Investments ....................................................        213,637       3,801,618       (785,808)
        Foreign currency and forward foreign currency contracts ........        (71,398)       (420,053)        34,275
    Capital shares at par value of $.01  (Note 4) ......................         94,728         165,293         59,955
    Additional paid-in capital .........................................     98,136,650     215,021,599     60,576,766
                                                                          -------------   -------------   ------------
        Net assets .....................................................  $  98,708,256   $ 217,435,263   $ 60,017,801
                                                                          =============   =============   ============
Capital shares outstanding  (Note 4) ...................................      9,472,814      16,529,226      5,995,479
                                                                          -------------   -------------   ------------
Net asset value, offering price and redemption price per share .........  $       10.42   $       13.15   $      10.01
                                                                          =============   =============   ============
*Investment in securities, at identified cost  (Note 2) ................  $  98,530,132   $ 207,993,156   $ 54,205,510
                                                                          =============   =============   ============
                                                                            Investment        U.S.
                                                                             Quality       Government
                                                                              Bond         Securities
                                                                              Trust           Trust
                                                                          -------------   -------------
ASSETS
Investment in securities, at value*  (See accompanying schedules) ......  $ 120,076,431   $ 203,462,158
Receivable for forward foreign currency contracts to sell
  (Notes 2 and 8) ......................................................           --              --
Forward foreign currency contracts to buy, at value (Cost: $2,107,151,
$56,331,066 and $236,602 in the Strategic Bond, Global Government
  Bond and International Growth and Income Trusts, respectively)
  (Notes 2 and 8) ......................................................           --              --
Cash ...................................................................            931           2,933
Foreign currency (Cost: $1,922,963 and $4,121,145 in the International
 Growth and Income and Global Government Bond Trusts,
  respectively) ........................................................           --              --
Receivables:
    Investments sold ...................................................           --              --
    Dividends ..........................................................           --              --
    Interest ...........................................................      2,119,913       2,797,794
    Foreign tax withholding reclaim ....................................           --              --
Deferred organization expenses  (Note 2) ...............................           --              --
Other assets ...........................................................          1,089           1,835
                                                                          -------------   -------------
        Total assets ...................................................    122,198,364     206,264,720
                                                                          -------------   -------------

LIABILITIES
Forward foreign currency contracts to sell, at value (Cost: $13,274,264,
 $69,763,094 and $3,364,287 in the Strategic Bond, Global Government
  Bond and International Growth and Income Trusts, respectively)
  (Notes 2 and 8) ......................................................           --              --
Payables:
    Forward foreign currency contracts to buy  (Notes 2 and 8) .........           --              --
    Investments purchased ..............................................      2,740,152      16,973,602
    Dividend withholding tax ...........................................           --              --
    Interest withholding tax ...........................................            689            --
    Custodian fee ......................................................          2,142           3,918
    Other accrued expenses .............................................         22,677          36,940
                                                                          -------------   -------------
        Total liabilities ..............................................      2,765,660      17,014,460
                                                                          -------------   -------------

NET ASSETS .............................................................  $ 119,432,704   $ 189,250,260
                                                                          =============   =============

Net assets consist of:
    Undistributed net investment income ................................  $   4,054,108   $   6,283,947
    Accumulated net realized gains (losses) on investments .............     (6,048,933)     (7,035,800)
    Unrealized appreciation (depreciation) on:
        Investments ....................................................      4,908,996       5,381,455
        Foreign currency and forward foreign currency contracts ........           --              --
    Capital shares at par value of $.01  (Note 4) ......................         03,801         145,482
    Additional paid-in capital .........................................    116,414,732     184,475,176
                                                                          -------------   -------------
        Net assets .....................................................  $ 119,432,704   $ 189,250,260
                                                                          =============   =============
Capital shares outstanding  (Note 4) ...................................     10,380,088      14,548,168
                                                                          -------------   -------------
Net asset value, offering price and redemption price per share .........  $       11.51   $       13.01
                                                                          =============   =============
*Investment in securities, at identified cost  (Note 2) ................  $ 115,167,435   $ 198,080,703
                                                                          =============   =============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1995 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     Aggressive     Moderate    Conservative
                                                                         Money          Asset         Asset        Asset
                                                                         Market      Allocation    Allocation    Allocation
                                                                         Trust          Trust         Trust        Trust
                                                                      ------------  ------------  ------------  -------------
ASSETS
Investment in securities, at value*  (See accompanying schedules) ..  $266,510,093  $193,649,085  $646,683,175  $ 227,471,352
Forward foreign currency contracts to buy, at value (Cost: $485,041,
  $757,078 and $174,933 in the Aggressive, Moderate and Conservative
   Asset Allocation Trusts, respectively)  (Notes 2 and 8) .........          --         485,128       757,118        174,964
Cash ...............................................................           194       106,938           586            488
Foreign currency (Cost: $645,784, $1,347,840 and $158,601 in the
 Aggressive, Moderate and Conservative Asset Allocation Trusts,
  respectively)  (Notes 2 and 8) ...................................          --         650,353     1,351,060        159,751
Receivables:
    Investments sold ...............................................          --         761,699     2,834,969        788,624
    Dividends ......................................................          --         391,801       890,783        157,110
    Interest .......................................................       119,287       632,202     4,221,018      2,125,516
    Foreign tax withholding reclaim ................................          --          41,146        86,855         13,094
Other assets .......................................................         2,814         1,763         5,925          2,075
                                                                      ------------  ------------  ------------  -------------
           Total assets ............................................   266,632,388   196,720,115   656,831,489    230,892,974
                                                                      ------------  ------------  ------------  -------------

LIABILITIES
Payables:
    Forward foreign currency contracts to buy  (Notes 2 and 8) .....          --         485,041       757,078        174,933
    Investments purchased ..........................................          --       4,645,391    29,318,474      9,697,837
    Dividend withholding tax .......................................        40,515        35,772        80,771         11,392
    Custodian fee ..................................................         7,623        16,412        21,835         23,489
    Other accrued expenses .........................................        63,566        38,921       129,620         46,134
                                                                      ------------  ------------  ------------  -------------
           Total liabilities .......................................       111,704     5,221,537    30,307,778      9,953,785
                                                                      ------------  ------------  ------------  -------------

NET ASSETS .........................................................  $266,520,684  $191,498,578  $626,523,711  $ 220,939,189
                                                                      ============  ============  ============  =============

Net assets consist of:
    Undistributed net investment income ............................          --    $  2,609,735  $ 12,141,264  $   5,101,989
    Accumulated net realized gains (losses) on investments .........          --       2,287,734     5,544,272     (2,918,684)
    Unrealized appreciation on:
           Investments .............................................          --      16,556,243    40,771,495     10,627,041
           Foreign currency and forward foreign currency contracts..          --          14,461        28,559          4,434
    Capital shares at par value of $.01  (Note 4) ..................  $    266,521       164,238       550,095        204,496
    Additional paid-in capital .....................................   266,254,163   169,866,167   567,488,026    207,919,913
                                                                      ------------  ------------  ------------  -------------
           Net assets ..............................................  $266,520,684  $191,498,578  $626,523,711  $ 220,939,189
                                                                      ============  ============  ============  =============
Capital shares outstanding  (Note 4) ...............................    26,652,068    16,423,795    55,009,464     20,449,605
                                                                      ------------  ------------  ------------  -------------
Net asset value, offering price and redemption price per share .....  $      10.00  $      11.66  $      11.39  $       10.80
                                                                      ============  ============  ============  =============
*Investment in securities, at identified cost  (Note 2) ............  $266,510,093  $177,092,842  $605,911,680  $ 216,844,311
                                                                      ============  ============  ============  =============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            Global       Pasadena
                                                                            Equity        Growth        Equity
                                                                            Trust         Trust         Trust
                                                                        ------------   -----------  ------------
Investment Income:
    Interest .........................................................  $    377,702   $   327,085  $  1,032,661
    Dividends (Net of $563,960, $14,730, $21,842 and $95,251
     withholding tax in the Global Equity, Pasadena Growth, Equity and
      Growth and Income Trusts, respectively) ........................     4,847,674     1,028,018     3,285,191
                                                                        ------------   -----------  ------------
        Total income .................................................     5,225,376     1,355,103     4,314,852
                                                                        ------------   -----------  ------------
Expenses:
    Investment adviser fees  (Note 6) ................................     2,676,089       896,167     2,288,353
    Custodian fees ...................................................       367,256        36,864       133,884
    Audit and legal fees .............................................        40,496        11,606        38,422
    Registration and filing fees .....................................        37,428        10,665        35,391
    Amortization of deferred organization expenses  (Note 2) .........          --             992          --
    Trustees fees and expenses  (Note 7) .............................        10,995         3,168        10,521
    Miscellaneous ....................................................         8,807         2,277         7,881
                                                                        ------------   -----------  ------------
       Expenses before waiver or reimbursement by
         subadviser  (Note 6) ........................................     3,141,071       961,739     2,514,452
       Reimbursement of expenses by subadviser .......................          --          65,572          --
                                                                        ------------   -----------  ------------
        Total expenses ...............................................     3,141,071       896,167     2,514,452
                                                                        ------------   -----------  ------------
        Net investment income ........................................     2,084,305       458,936     1,800,400
                                                                        ------------   -----------  ------------

Realized and unrealized gain on investments and foreign currency:
    Net realized gain (loss) on:
        Investment transactions ......................................   (20,140,230)      428,774    22,516,172
        Foreign currency and forward foreign currency contracts ......      (792,128)         --        (137,113)
    Change in unrealized appreciation (depreciation) on:
        Investments ..................................................    21,939,458    28,837,812   121,768,027
        Translation of foreign currency and
          forward foreign currency contracts .........................      (692,738)         --            (437)
                                                                        ------------   -----------  ------------
    Net gain on investments and foreign currency .....................       314,362    29,266,586   144,146,649
                                                                        ------------   -----------  ------------
        Net increase in net assets resulting
          from operations ............................................  $  2,398,667   $29,725,522  $145,947,049
                                                                        ============   ===========  ============
                                                                                       Growth
                                                                           Value         and
                                                                           Equity      Income
                                                                           Trust        Trust
                                                                        -----------  -----------
Investment Income:
    Interest .........................................................  $ 1,602,585  $   727,178
    Dividends (Net of $563,960, $14,730, $21,842 and $95,251
     withholding tax in the Global Equity, Pasadena Growth, Equity and
      Growth and Income Trusts, respectively) ........................    1,552,952    6,811,883
                                                                        -----------  -----------
        Total income .................................................    3,155,537    7,539,061
                                                                        -----------  -----------
Expenses:
    Investment adviser fees  (Note 6) ................................    1,025,525    1,691,068
    Custodian fees ...................................................       41,973       71,076
    Audit and legal fees .............................................       16,149       29,020
    Registration and filing fees .....................................       14,853       26,736
    Amortization of deferred organization expenses  (Note 2) .........          992        7,430
    Trustees fees and expenses  (Note 7) .............................        4,421        7,906
    Miscellaneous ....................................................        2,962        5,950
                                                                        -----------  -----------
       Expenses before waiver or reimbursement by
         subadviser  (Note 6) ........................................    1,106,875    1,839,186
       Reimbursement of expenses by subadviser .......................         --           --
                                                                        -----------  -----------
        Total expenses ...............................................    1,106,875    1,839,186
                                                                        -----------  -----------

        Net investment income ........................................    2,048,662    5,699,875
                                                                        -----------  -----------

Realized and unrealized gain on investments and foreign currency:
    Net realized gain (loss) on:
        Investment transactions ......................................    5,888,891    2,836,635
        Foreign currency and forward foreign currency contracts ......         --        682,312
    Change in unrealized appreciation (depreciation) on:
        Investments ..................................................   32,300,245   58,549,027
        Translation of foreign currency and
          forward foreign currency contracts .........................         --          1,656
                                                                        -----------  -----------
    Net gain on investments and foreign currency .....................   38,189,136   62,069,630
                                                                        -----------  -----------
        Net increase in net assets resulting
          from operations ............................................  $40,237,798  $67,769,505
                                                                        ===========  ===========

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Global     International
                                                                           Strategic      Government    Growth and
                                                                              Bond           Bond        Income
                                                                              Trust          Trust        Trust
                                                                           -----------   -----------   -------------
Investment Income:
    Interest (Net of $172,750, $131,160, $15,506, $689 and $297
     withholding tax in the Strategic Bond, Global Government Bond,
     International Growth and Income, Investment Quality Bond and
     U.S. Government Securities Trusts, respectively) ...................  $ 4,348,928   $  7,908,703   $  93,431
    Dividends (Net of $46,849 withholding tax in the International Growth
      and Income Trust) .................................................         --             --       291,653
                                                                           -----------   ------------   ---------
        Total income ....................................................    4,348,928      7,908,703     385,084
                                                                           -----------   ------------   ---------
Expenses:
    Investment adviser fees  (Note 5) ...................................      342,319        851,986     112,575
    Custodian fees ......................................................       55,687        130,951      16,659
    Audit and legal fees ................................................        5,810         14,369         879
    Registration and filing fees ........................................        5,365         13,240         809
    Amortization of deferred organization expenses  (Note 2) ............        1,488           --           803
    Trustees fees and expenses  (Note 7) ................................        1,589          3,902         234
    Miscellaneous .......................................................        1,245          3,376          97
                                                                           -----------   ------------   ---------
        Total expenses ..................................................      413,503      1,017,824     132,034
                                                                           -----------   ------------   ---------
        Net investment income ...........................................    3,935,425      6,890,879     253,050
                                                                           -----------   ------------   ---------

Realized and unrealized gain (loss) on investments and foreign currency:
    Net realized gain (loss) on:
        Investment transactions .........................................   (1,311,209)      (761,709)    259,755
        Foreign currency and forward foreign currency contracts .........      721,009      3,288,102    (380,192)
    Change in unrealized appreciation (depreciation) on:
        Investments .....................................................    5,644,088     13,868,365    (785,808)
        Translation of foreign currency and
          forward foreign currency contracts ............................      (28,585)      (359,954)     34,275
                                                                           -----------   ------------   ---------
    Net gain (loss) on investments and foreign currency .................    5,025,303     16,034,804    (871,970)
                                                                           -----------   ------------   ---------
        Net increase (decrease) in net assets resulting
          from operations ...............................................  $ 8,960,728   $ 22,925,683   $(618,920)
                                                                           ===========   ============   =========
                                                                            Investment       U.S.
                                                                             Quality      Government
                                                                               Bond       Securities
                                                                               Trust         Trust
                                                                           ------------   -----------
Investment Income:
    Interest (Net of $172,750, $131,160, $15,506, $689 and $297
     withholding tax in the Strategic Bond, Global Government Bond,
     International Growth and Income, Investment Quality Bond and
     U.S. Government Securities Trusts, respectively) ...................  $  4,488,667   $ 7,096,649
    Dividends (Net of $46,849 withholding tax in the International Growth
      and Income Trust) .................................................          --            --
                                                                           ------------   -----------
        Total income ....................................................     4,488,667     7,096,649

Expenses:
    Investment adviser fees  (Note 5) ...................................       374,266       602,829
    Custodian fees ......................................................        41,371        44,966
    Audit and legal fees ................................................         7,677        12,486
    Registration and filing fees ........................................         7,109        11,566
    Amortization of deferred organization expenses  (Note 2) ............          --            --
    Trustees fees and expenses  (Note 7) ................................         2,144         3,460
    Miscellaneous .......................................................         1,992         3,020
                                                                           ------------   -----------
        Total expenses ..................................................       434,559       678,327
                                                                           ------------   -----------

        Net investment income ...........................................     4,054,108     6,418,322
                                                                           ------------   -----------

Realized and unrealized gain (loss) on investments and foreign currency:
    Net realized gain (loss) on:
        Investment transactions .........................................      (446,084)    2,129,446
        Foreign currency and forward foreign currency contracts .........          --            --
    Change in unrealized appreciation (depreciation) on:
        Investments .....................................................     9,243,266     9,649,624
        Translation of foreign currency and
          forward foreign currency contracts ............................          --            --
                                                                           ------------   -----------
    Net gain (loss) on investments and foreign currency .................     8,797,182    11,779,070
                                                                           ------------   -----------
        Net increase (decrease) in net assets resulting
          from operations ...............................................  $ 12,851,290   $18,197,392
                                                                           ============   ===========

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     Aggressive      Moderate     Conservative
                                                                          Money        Asset           Asset         Asset
                                                                          Market     Allocation     Allocation     Allocation
                                                                          Trust        Trust           Trust         Trust
                                                                        ----------  ------------   ------------   ------------
Investment Income:
    Interest (Net of $699 and $2,345 withholding tax in the Aggressive
      and Moderate Asset Allocation Trusts, respectively) ............  $8,054,691  $  2,026,174   $ 11,557,335   $  5,459,153
    Dividends (Net of $92,777, $225,912 and $29,457 withholding tax in the Aggressive, Moderate and Conservative Asset
      Allocation Trusts, respectively) ...............................        --       1,444,240      3,257,671        634,047
                                                                        ----------  ------------   ------------   ------------
         Total income ................................................   8,054,691     3,470,414     14,815,006      6,093,200
                                                                        ----------  ------------   ------------   ------------
Expenses:
    Investment adviser fees  (Note 6) ................................     653,559       685,394      2,269,508        805,646
    Custodian fees ...................................................      44,032       136,893        243,419        117,840
    Audit and legal fees .............................................      18,218        12,228         40,861         14,594
    Registration and filing fees .....................................      16,827        11,302         37,749         13,489
    Trustees fees and expenses  (Note 7) .............................       4,936         3,342         11,156          3,983
    Miscellaneous ....................................................       3,668         3,156          9,667          3,617
                                                                        ----------  ------------   ------------   ------------
         Total expenses ..............................................     741,240       852,315      2,612,360        959,169
                                                                        ----------  ------------   ------------   ------------

         Net investment income .......................................   7,313,451     2,618,099     12,202,646      5,134,031
                                                                        ----------  ------------   ------------   ------------

Realized and unrealized gain on investments, futures and foreign currency:
    Net realized gain (loss) on:
      Investment transactions ........................................        --       1,678,926      1,320,692      2,028,783
      Futures contracts ..............................................        --      (1,452,876)    (3,213,731)      (541,473)
      Foreign currency and forward foreign currency contracts ........        --       1,995,787      7,924,806        737,735
    Change in unrealized appreciation (depreciation) on:
      Investments ....................................................        --      14,827,988     44,593,159     13,353,313
      Futures contracts ..............................................        --         189,235        412,895         67,265
      Translation of foreign currency and
        forward foreign currency contracts ...........................        --           1,938        (47,306)       (30,383)
                                                                        ----------  ------------   ------------   ------------
    Net gain on investments, futures and foreign currency ............        --      17,240,998     50,990,515     15,615,240
                                                                        ----------  ------------   ------------   ------------

         Net increase in net assets resulting from operations ........  $7,313,451  $ 19,859,097   $ 63,193,161   $ 20,749,271
                                                                        ==========  ============   ============   ============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     Global                         Pasadena
                                                  Equity Trust                    Growth Trust
                                          -----------------------------   -----------------------------
                                              Six                             Six
                                             Months                          Months
                                             Ended            Year           Ended             Year
                                            06/30/95          Ended         06/30/95          Ended
                                           (Unaudited)       12/31/94      (Unaudited)       12/31/94
                                          -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
  Net investment income ................  $   2,084,305   $   2,412,913   $     458,936   $     834,112
  Net realized gain (loss) on:
       Investment transactions .........    (20,140,230)     27,723,033         428,774      (6,205,010)
       Foreign currency and forward
         foreign currency contracts ....       (792,128)     (3,297,130)           --              --
  Change in unrealized appreciation
   (depreciation) on:
       Investments .....................     21,939,458     (30,879,531)     28,837,812        (746,806)
       Foreign currency and forward
         foreign currency contracts ....       (692,738)         29,893            --              --
                                          -------------   -------------   -------------   -------------
Net increase (decrease) in net
   assets resulting from
     operations ........................      2,398,667      (4,010,822)     29,725,522      (6,117,704)


Distributions to shareholders from:
  Net investment income ................     (2,969,604)       (677,274)       (834,112)       (520,348)
  Net realized gains on investments
    and foreign currency transactions ..    (27,013,345)     (7,076,483)           --              --


Increase in net assets from capital
  share transactions  (Note 4) .........        772,528     250,031,306      37,365,485      53,398,858
                                          -------------   -------------   -------------   -------------
Total increase (decrease)
  in net assets ........................    (26,811,754)    238,266,727      66,256,895      46,760,806
Net assets at beginning of period ......    616,137,880     377,871,153     151,726,702     104,965,896
                                          -------------   -------------   -------------   -------------
Net assets at end of period ............  $ 589,326,127   $ 616,137,880   $ 217,983,597   $ 151,726,702
                                          =============   =============   =============   =============

Undistributed net investment income ....  $   2,075,673   $   2,412,913   $     458,936   $     834,112
                                          =============   =============   =============   =============
                                                                                      Value
                                                 Equity Trust                      Equity Trust
                                          -----------------------------   -----------------------------
                                               Six                            Six
                                              Months                         Months
                                              Ended           Year           Ended            Year
                                             06/30/95        Ended          06/30/95          Ended
                                           (Unaudited)      12/31/94       (Unaudited)       12/31/94
                                          -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
  Net investment income ................  $   1,800,400   $   4,079,883   $   2,048,662   $   1,721,862
  Net realized gain (loss) on:
       Investment transactions .........     22,516,172      (5,142,011)      5,888,891       2,091,517
       Foreign currency and forward
         foreign currency contracts ....       (137,113)         12,970            --              --
  Change in unrealized appreciation
   (depreciation) on:
       Investments .....................    121,768,027      (2,473,332)     32,300,245      (5,044,529)
       Foreign currency and forward
         foreign currency contracts ....           (437)            462            --              --
                                          -------------   -------------   -------------   -------------
Net increase (decrease) in net
   assets resulting from
     operations ........................    145,947,049      (3,522,028)     40,237,798      (1,231,150)



Distributions to shareholders from:
  Net investment income ................     (4,092,853)     (1,293,216)     (1,721,862)       (499,620)
  Net realized gains on investments
    and foreign currency transactions ..           --       (21,652,190)     (2,091,517)       (262,345)


Increase in net assets from capital
  share transactions  (Note 4) .........     72,487,115     173,187,168      49,752,203     137,356,061
                                          -------------   -------------   -------------   -------------
Total increase (decrease)
  in net assets ........................    214,341,311     146,719,734      86,176,622     135,362,946
Net assets at beginning of period ......    534,561,951     387,842,217     221,835,334      86,472,888
Net assets at end of period ............  $ 748,903,262   $ 534,561,951   $ 308,011,956   $ 221,835,334
                                          =============   =============   =============   =============

Undistributed net investment income ....  $   1,800,400   $   4,079,883   $   2,048,662   $   1,721,862
                                          =============   =============   =============   =============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                  Growth and                     Strategic
                                                 Income Trust                    Bond Trust
                                         -----------------------------   ---------------------------
                                             Six                             Six
                                            Months                          Months
                                            Ended            Year           Ended           Year
                                           06/30/95         Ended          06/30/95        Ended
                                          (Unaudited)      12/31/94       (Unaudited)     12/31/94
                                         -------------   -------------   ------------   ------------
Increase (decrease) in net assets:
Operations:
  Net investment income ...............  $   5,699,875   $   8,554,134   $  3,935,425   $  5,682,980
  Net realized gain (loss) on:
        Investment transactions .......      2,836,635       4,449,869     (1,311,209)    (2,356,585)
        Foreign currency and forward
         foreign currency contracts ...        682,312          (4,973)       721,009     (2,128,445)
  Change in unrealized appreciation
    (depreciation) on:
        Investments ...................     58,549,027      (4,089,736)     5,644,088     (5,649,435)
        Foreign currency and forward
          foreign currency contracts ..          1,656          (1,002)       (28,585)      (138,382)
                                         -------------   -------------   ------------   ------------
  Net increase (decrease) in net assets
    resulting from operations .........     67,769,505       8,908,292      8,960,728     (4,589,867)

Distributions to shareholders from:
  Net investment income ...............     (8,549,161)     (4,722,494)    (4,125,434)    (1,838,642)
  Net realized gains on investments and
    foreign currency transactions .....     (4,313,653)     (4,429,956)          --         (291,974)


  Increase (decrease) in net
   assets from capital share
    transactions  (Note 4) ............     53,089,737     121,013,774      9,439,996     37,513,081
                                         -------------   -------------   ------------   ------------

Total increase in net assets ..........    107,996,428     120,769,616     14,275,290     30,792,598
Net assets at beginning of period .....    409,534,345     288,764,729     84,432,966     53,640,368
                                         -------------   -------------   ------------   ------------
Net assets at end of period ...........  $ 517,530,773   $ 409,534,345   $ 98,708,256   $ 84,432,966
                                         =============   =============   ============   ============
Undistributed net investment income ...  $   5,699,875   $   8,554,134   $  3,952,956   $  5,682,980
                                         =============   =============   ============   ============
                                                                         International
                                              Global Government           Growth and
                                                 Bond Trust              Income Trust
                                         -----------------------------   -------------
                                             Six
                                            Months                         01/09/95*
                                            Ended           Year              to
                                           06/30/95         Ended          06/30/95
                                          (Unaudited)      12/31/94       (Unaudited)
                                         -------------   -------------   ------------
Increase (decrease) in net assets:
Operations:
  Net investment income ...............  $   6,890,879   $  13,288,441   $    253,050
  Net realized gain (loss) on:
        Investment transactions .......       (761,709)    (15,161,567)       259,755
        Foreign currency and forward
         foreign currency contracts ...      3,288,102       2,805,755       (380,192)
  Change in unrealized appreciation
    (depreciation) on:
        Investments ...................     13,868,365     (14,313,961)      (785,808)
        Foreign currency and forward
          foreign currency contracts ..       (359,954)       (252,058)        34,275
                                         -------------   -------------   ------------
  Net increase (decrease) in net assets
    resulting from operations .........     22,925,683     (13,633,390)      (618,920)


Distributions to shareholders from:
  Net investment income ...............    (11,483,093)     (4,984,315)          --
  Net realized gains on investments and
    foreign currency transactions .....           --        (6,059,984)          --

  Increase (decrease) in net
   assets from capital share
    transactions  (Note 4) ............     (2,519,995)     36,373,364     60,636,721
                                         -------------   -------------   ------------

Total increase in net assets ..........      8,922,595      11,695,675
Net assets at beginning of period .....    208,512,670     196,816,995           --
                                         -------------   -------------   ------------
Net assets at end of period ...........  $ 217,435,263   $ 208,512,670   $ 60,017,801
                                         =============   =============   ============
Undistributed net investment income ...  $   6,961,314   $  13,288,441   $    253,050
                                         =============   =============   ============

------------------------------

*   Commencement of operations


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 Investment Quality             U.S. Government                 Money Market
                                                     Bond Trust                 Securities Trust                   Trust
                                            ---------------------------   ---------------------------   ---------------------------
                                                Six                            Six                           Six
                                               Months                         Months                        Months
                                               Ended           Year           Ended          Year           Ended          Year
                                              06/30/95         Ended         06/30/95       Ended          06/30/95       Ended
                                            (Unaudited)      12/31/94      (Unaudited)     12/31/94      (Unaudited)    12/31/94
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets:
Operations:
  Net investment income ..................  $  4,054,108   $  7,074,815   $  6,418,322   $ 11,807,528   $  7,313,451   $  9,112,848
  Net realized gain (loss) on
      investment transactions ............      (446,084)    (4,776,012)     2,129,446     (9,158,110)          --             --
  Change in unrealized appreciation
      (depreciation) on investments ......     9,243,266     (7,428,247)     9,649,624     (5,645,645)          --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations ..........    12,851,290     (5,129,444)    18,197,392     (2,996,227)     7,313,451      9,112,848


Distributions to shareholders from:
  Net investment income ..................    (7,077,320)    (4,745,354)   (11,856,226)    (8,773,625)    (7,313,451)    (9,112,848)
  Net realized gains on investments ......          --             --             --       (2,599,570)          --             --


    Increase (decrease) in net assets from
      capital share transactions (Note 4).     2,235,378     21,823,760     (5,904,254)   (18,888,972)   (10,153,122)   144,399,345
                                            ------------   ------------   ------------   ------------   ------------   ------------

Total increase (decrease) in net assets ..     8,009,348     11,948,962        436,912    (33,258,394)   (10,153,122)   144,399,345
Net assets at beginning of period ........   111,423,356     99,474,394    188,813,348    222,071,742    276,673,806    132,274,461
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period ..............  $119,432,704   $111,423,356   $189,250,260   $188,813,348   $266,520,684   $276,673,806
                                            ============   ============   ============   ============   ============   ============
Undistributed net investment income ......  $  4,054,108   $  7,074,815   $  6,283,947   $ 11,807,528   $       --     $       --
                                            ============   ============   ============   ============   ============   ============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                      Aggressive Asset                Moderate Asset
                                                      Allocation Trust               Allocation Trust
                                                 ---------------------------   ---------------------------
                                                    Six                             Six
                                                   Months                          Months
                                                   Ended            Year           Ended          Year
                                                  06/30/95         Ended          06/30/95       Ended
                                                 (Unaudited)      12/31/94      (Unaudited)     12/31/94
                                                 ------------   ------------   ------------   ------------
Increase (decrease) in net assets:
Operations:
  Net investment income .......................  $  2,618,099   $  5,235,271   $ 12,202,646   $ 25,570,598
  Net realized gain (loss) on:
    Investment transactions ...................     1,678,926      6,569,414      1,320,692      5,151,440
    Futures contracts .........................    (1,452,876)      (180,011)    (3,213,731)      (921,011)
    Foreign currency and forward foreign
      currency contracts ......................     1,995,787         17,865      7,924,806       (657,486)
  Change in unrealized appreciation
    (depreciation) on:
    Investments ...............................    14,827,988    (12,785,972)    44,593,159    (39,233,463)
    Futures contracts .........................       189,235       (185,853)       412,895       (404,043)
    Foreign currency and forward foreign
      currency contracts ......................         1,938         12,523        (47,306)        75,865
                                                 ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations ...............    19,859,097     (1,316,763)    63,193,161    (10,418,100)


Distributions to shareholders from:
  Net investment income .......................    (5,166,253)    (4,671,543)   (24,223,191)   (22,106,187)
  Net realized gains on investments, futures
   and foreign currency transactions ..........    (6,299,483)    (6,656,551)    (5,181,586)   (20,585,004)


    Increase (decrease) in net assets from
      capital share transactions  (Note 4) ....    (1,556,598)    22,858,831    (11,755,748)    13,343,677
                                                 ------------   ------------   ------------   ------------

Total increase (decrease) in net assets .......     6,836,763     10,213,974     22,032,636    (39,765,614)
Net assets at beginning of period .............   184,661,815    174,447,841    604,491,075    644,256,689
                                                 ------------   ------------   ------------   ------------
Net assets at end of period ...................  $191,498,578   $184,661,815   $626,523,711   $604,491,075
                                                 ============   ============   ============   ============
Undistributed net investment income ...........  $  2,609,735   $  5,235,271   $ 12,141,264   $ 25,570,598
                                                 ============   ============   ============   ============
                                                     Conservative Asset
                                                      Allocation Trust
                                                 ---------------------------
                                                     Six
                                                    Months
                                                    Ended           Year
                                                   06/30/95        Ended
                                                  (Unaudited)     12/31/94
                                                 ------------   ------------
Increase (decrease) in net assets:
Operations:
  Net investment income .......................  $  5,134,031   $ 11,588,833
  Net realized gain (loss) on:
    Investment transactions ...................     2,028,783     (5,512,747)
    Futures contracts .........................      (541,473)        49,768
    Foreign currency and forward foreign
      currency contracts ......................       737,735       (352,436)
  Change in unrealized appreciation
    (depreciation) on:
    Investments ...............................    13,353,313    (10,429,286)
    Futures contracts .........................        67,265        (54,855)
    Foreign currency and forward foreign
      currency contracts ......................       (30,383)        34,817
                                                 ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations ...............    20,749,271     (4,675,906)


Distributions to shareholders from:
  Net investment income .......................   (10,860,847)   (10,206,968)
  Net realized gains on investments, futures
   and foreign currency transactions ..........          --       (5,487,838)


    Increase (decrease) in net assets from
      capital share transactions  (Note 4) ....    (5,664,975)   (13,031,021)
                                                 ------------   ------------

Total increase (decrease) in net assets .......     4,223,449    (33,401,724)
Net assets at beginning of period .............   216,715,740    250,117,464
                                                 ------------   ------------
Net assets at end of period ...................  $220,939,189   $216,715,740
                                                 ============   ============
Undistributed net investment income ...........  $  5,101,989   $ 11,588,833
                                                 ============   ============

    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                           GLOBAL EQUITY TRUST
                                             ---------------------------------------------------------------------------------
                                                                YEARS ENDED DECEMBER 31,
                                              SIX MONTHS     -----------------------------------------------------------------
                                               ENDED
                                              06/30/95
                                             (UNAUDITED)       1994        1993        1992       1991        1990      1989
                                             -----------     --------    --------    --------    -------    -------    -------
Net asset value, beginning
  of period ................................  $  15.74       $  15.73    $  12.00    $  12.24    $ 11.00    $ 12.57    $ 10.15


Income from investment operations:
  Net investment income (loss)  (B) ........      0.05           0.05        0.12        0.10       0.16       0.12       0.10
  Net realized and unrealized gain (loss)
    on investments and foreign currency
     transactions ..........................      --             0.22        3.79       (0.19)      1.23      (1.41)      2.32
                                              --------       --------    --------    --------    -------    -------    -------

       Total from investment operations ....      0.05           0.27        3.91       (0.09)      1.39      (1.29)      2.42



Less distributions:
  Dividends from net investment income .....     (0.08)         (0.02)      (0.18)      (0.15)     (0.15)     (0.04)      --
  Distributions from capital gains .........     (0.69)         (0.24)       --          --         --        (0.24)      --
                                              --------       --------    --------    --------    -------    -------    -------
     Total distributions ...................     (0.77)         (0.26)      (0.18)      (0.15)     (0.15)     (0.28)      --
                                              --------       --------    --------    --------    -------    -------    -------

Net asset value, end of period .............  $  15.02       $  15.74    $  15.73    $  12.00    $ 12.24    $ 11.00    $ 12.57
                                              ========       ========    ========    ========    =======    =======    =======

     Total return ..........................      0.32%          1.74%      32.89%      (0.72%)    12.80%    (10.43%)    23.84%


Net assets, end of period (000's) ..........  $589,326       $616,138    $377,871    $116,731    $89,003    $63,028    $26,223

Ratio of operating expenses to
  average net assets  (C) ..................      1.05%(A)       1.08%       1.16%       1.16%      1.23%      1.28%      1.62%

Ratio of net investment income (loss) to
  average net assets .......................      0.70%(A)       0.44%       0.77%       1.12%      1.47%      1.97%      1.82%

Portfolio turnover rate ....................        40%(A)         52%         52%         69%        74%        67%       109%

                                                              GLOBAL EQUITY TRUST
                                                              -------------------
                                                                   3/18/88*
                                                                      TO
                                                                   12/31/88
                                                                  ---------
Net asset value, beginning
  of period ................................................      $   10.03

Income from investment operations:
  Net investment income (loss)  (B) ........................          (0.05)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
     transactions ..........................................           0.17
                                                                  ---------
       Total from investment operations ....................           0.12


Less distributions:
  Dividends from net investment income .....................           --
  Distributions from capital gains .........................           --
                                                                  ---------
     Total distributions ...................................           --
                                                                  ---------

Net asset value, end of period .............................      $   10.15
                                                                  =========

     Total return ..........................................           1.20%


Net assets, end of period (000's) ..........................      $   2,143

Ratio of operating expenses to
  average net assets  (C) ..................................           3.98%(A)

Ratio of net investment income (loss) to
  average net assets .......................................          (1.71%)(A)

Portfolio turnover rate ....................................             81%(A)

---------------------------------

*    Commencement of operations.

(A)  Annualized

(B)  After expense reimbursement per share of $0.02 in 1988.

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 4.53% in 1988.


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                 PASADENA GROWTH TRUST
                                             -------------------------------------------------------
                                              SIX MONTHS
                                                ENDED         YEARS ENDED DECEMBER 31,     12/11/92*
                                               06/30/95       ------------------------        TO
                                             (UNAUDITED)         1994          1993        12/31/92
                                             -----------       --------      --------      --------
Net asset value, beginning of period .....    $   9.05         $   9.55      $   9.93      $  10.00


Income from investment operations:
Net investment income  (B) ...............        0.02             0.04          0.05          0.00
Net realized and unrealized gain
  (loss) on investments ..................        1.53            (0.50)        (0.42)        (0.07)
                                              --------         --------      --------      --------

       Total from investment operations ..        1.55            (0.46)        (0.37)        (0.07)

Less distributions:
Dividends from net investment income .....       (0.04)           (0.04)        (0.01)         --
                                              --------         --------      --------      --------

       Total distributions ...............       (0.04)           (0.04)        (0.01)         --
                                              --------         --------      --------      --------

Net asset value, end of period ...........    $  10.56         $   9.05      $   9.55      $   9.93
                                              ========         ========      ========      ========

       Total return ......................       17.20%           (4.80%)       (3.80%)       (0.70%)

Net assets, end of period (000's) ........    $217,984         $151,727      $104,966      $ 31,118

Ratio of  operating expenses to
  average net assets  (C) ................       0.975%(A)        0.975%        0.975%         1.06%(A)

Ratio of net investment income to
  average net assets .....................        0.50%(A)         0.65%         0.75%         1.04%(A)

Portfolio turnover rate ..................          54%(A)           33%           12%            0%(A)

-----------------------------

*   Commencement of operations.

(A) Annualized

(B) After subadviser expense reimbursement per share of $0.002, $0.006 and $0.01 for the six months ended June 30, 1995 and the years ended December 31, 1994 and 1993, respectively.

(C) The ratio of operating expenses, before reimbursement from the subadviser, was 1.04%, 1.06% and 1.09% for the six months ended June 30, 1995 and the years ended December 31, 1994 and 1993, respectively.


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                            EQUITY TRUST
                                         ---------------------------------------------------------------------------------
                                            SIX
                                           MONTHS
                                           ENDED                             YEARS ENDED DECEMBER 31,
                                          06/30/95         ---------------------------------------------------------------
                                         (UNAUDITED)         1994        1993**        1992        1991              1990
                                         -----------       --------     --------     --------     -------          -------
Net asset value, beginning
  of period ............................   $  14.66        $  15.57     $  13.97     $  13.12     $ 11.33          $ 19.14


Income from investment operations:
  Net investment income  (B) ...........       0.04            0.11         0.07         0.64        0.14             0.24
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions ....       3.69           (0.18)        2.11         0.38        1.88            (1.95)
                                           --------        --------     --------     --------     -------          -------

  Total from investment
      operations .......................       3.73           (0.07)        2.18         1.02        2.02            (1.71)


  Less distributions:
  Dividends from net investment income .      (0.11)          (0.05)       (0.58)       (0.17)      (0.23)           (0.12)
  Distributions from capital gains .....       --             (0.79)        --           --          --              (5.81)
                                           --------        --------     --------     --------     -------          -------

    Total distributions ................      (0.11)          (0.84)       (0.58)       (0.17)      (0.23)           (6.10)
                                           --------        --------     --------     --------     -------          -------


Net asset value, end of period .........   $  18.28        $  14.66     $  15.57     $  13.97     $ 13.12          $ 11.33
                                           ========        ========     ========     ========     =======          =======


    Total  return ......................      25.52%          (0.53%)      16.31%        7.93%      17.94%          (11.79%)


Net assets, end of period (000's) ......   $748,903        $534,562     $387,842     $192,626     $88,235          $36,564

Ratio of operating expenses to
  average net assets  (C) ..............       0.82%(A)        0.84%        0.88%        0.95%       0.89%            0.97%

Ratio of net investment income to
  average net assets ...................       0.59%(A)        0.88%        0.50%        7.31%       2.23%            2.74%

Portfolio turnover rate ................        100%(A)         132%         173%         782%        172%              95%

                                                                   EQUITY TRUST
                                           -------------------------------------------------------
                                                     YEARS ENDED DECEMBER 31,
                                           -------------------------------------------
                                                                                          6/18/85*
                                                                                             TO
                                            1989         1988        1987        1986     12/31/85
                                           -------     --------     -------     ------    --------
Net asset value, beginning
  of period ............................   $ 15.17     $  12.57     $ 13.01     $11.39     $10.72

Income from investment operations:
  Net investment income  (B) ...........      0.29         0.15        0.19       0.27       0.12
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions ....      3.87         2.45        0.97       1.80       0.55
                                           -------     --------     -------     ------     ------
  Total from investment
      operations .......................      4.16         2.60        1.16       2.07       0.67

  Less distributions:
  Dividends from net investment income .                   --         (0.14)     (0.24)      --
  Distributions from capital gains .....     (0.07)        --         (1.46)     (0.21)      --
                                           -------     --------     -------     ------     ------

    Total distributions ................     (0.19)        --         (1.60)     (0.45)      --
                                           -------     --------     -------     ------     ------

Net asset value, end of period .........   $ 19.14     $  15.17     $ 12.57     $13.01     $11.39
                                           =======     ========     =======     ======     ======

    Total  return ......................     27.70%       20.71%       6.87%     18.50%      6.20%

Net assets, end of period (000's) ......   $32,108     $133,852     $37,001     $1,408     $1,143

Ratio of operating expenses to
  average net assets  (C) ..............      1.02%        1.08%       1.15%      1.41%      1.57%(A)

Ratio of net investment income to
  average net assets ...................      1.90%        1.80%       1.33%      1.19%      2.05%(A)

Portfolio turnover rate ................       111%          49%         64%       209%       214%(A)

--------------------------

*    Commencement of operations.

** Net investment income per share has been calculated using the average shares method for fiscal year 1993.

(A)  Annualized

(B) After expense reimbursement per share of $0.02 , $0.53 and $0.14 in 1987, 1986 and 1985, respectively.

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.30%, 3.71% and 4.69% in 1987, 1986 and 1985, respectively.


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                     VALUE EQUITY TRUST
                                      ---------------------------------------------
                                      SIX MONTHS
                                        ENDED                YEAR         02/19/93*
                                       06/30/95             ENDED            TO
                                      (UNAUDITED)         12/31/94**      12/31/93
                                      -----------         --------        --------
Net asset value, beginning
  of period ........................   $  11.33           $  11.31        $ 10.00

Income from investment operations:
Net investment income ..............       0.08               0.12           0.07
Net realized and unrealized gain
  (loss) on investments ............       1.78              (0.03)          1.24
                                       --------           --------        -------

         Total from investment
           operations ..............       1.86               0.09           1.31

Less distributions:
Dividends from net investment
  income............................      (0.08)             (0.05)          --
Distributions from capital gains ...      (0.10)             (0.02)          --
                                       --------           --------        -------

         Total distributions .......      (0.18)             (0.07)          --
                                       --------           --------        -------

Net asset value, end of period .....   $  13.01           $  11.33        $ 11.31
                                       ========           ========        =======


         Total return ..............      16.51%              0.79%         13.10%

Net assets, end of period (000's) ..   $308,012           $221,835        $86,472

Ratio of  operating expenses to
  average net assets ...............       0.86%(A)           0.87%          0.94%(A)

Ratio of net investment income to
  average net assets ...............       1.59%(A)           1.08%          1.30%(A)

Portfolio turnover rate ............         36%(A)             26%            33%(A)

-----------------------------

*    Commencement of operations.

** Net investment income per share has been calculated using the average shares method for fiscal year 1994.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                GROWTH AND INCOME TRUST
                                          ---------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED              YEARS ENDED DECEMBER 31,         4/23/91*
                                           06/30/95       ----------------------------------        TO
                                          (UNAUDITED)       1994         1993         1992       12/31/91
                                          -----------     --------     --------     --------     --------
Net asset value, beginning
  of period ...........................   $  13.04        $  13.05     $  12.10     $  11.08     $  10.00

Income from investment operations:
  Net investment income ...............       0.15            0.25         0.17         0.20         0.13
  Net realized and unrealized gain
    on investments and foreign currency
     transactions .....................       1.89            0.11         0.98         0.92         0.95
                                          --------        --------     --------     --------     --------

       Total from investment
         operations....................       2.04            0.36         1.15         1.12         1.08


Less distributions:
  Dividends from net investment
    income.............................      (0.26)          (0.19)       (0.18)       (0.10)        --
  Distributions from capital gains ....      (0.13)          (0.18)       (0.02)        --           --
                                          --------        --------     --------     --------     --------

       Total distributions ............      (0.39)          (0.37)       (0.20)       (0.10)        --
                                          --------        --------     --------     --------     --------

Net asset value, end of period ........   $  14.69        $  13.04     $  13.05     $  12.10     $  11.08
                                          ========        ========     ========     ========     ========

       Total  return ..................      15.86%           2.85%        9.62%       10.23%       10.80%

Net assets, end of period (000's) .....   $517,531        $409,534     $288,765     $130,984     $ 57,404

Ratio of operating expenses to
  average net assets ..................       0.81%(A)        0.82%        0.85%        0.85%        0.98%(A)

Ratio of net investment income to
  average net assets ..................       2.51%(A)        2.40%        2.29%        2.78%        2.92%(A)

Portfolio turnover rate ...............         43%(A)          42%          39%          44%          62%(A)

------------------

*    Commencement of operations.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            STRATEGIC BOND TRUST
                                               --------------------------------------------
                                               SIX MONTHS
                                                  ENDED               YEAR        02/19/93*
                                                06/30/95             ENDED           TO
                                               (UNAUDITED)         12/31/94       12/31/93
                                               -----------         --------       --------
Net asset value, beginning
  of period ...............................      $  9.91           $ 10.88        $ 10.00

Income from investment operations:
  Net investment income ...................         0.40              0.57           0.33
  Net realized and unrealized gain (loss)
    on investments and foreign currency
     transactions .........................         0.58             (1.22)          0.55
                                                 -------           -------        -------

       Total from investment
         operations .......................         0.98             (0.65)          0.88

Less distributions:
  Dividends from net investment income ....        (0.47)            (0.28)          --
  Distributions from capital gains ........         --               (0.04)          --
                                                 -------           -------        -------

       Total distributions ................        (0.47)            (0.32)          --
                                                 -------           -------        -------

Net asset value, end of period ............      $ 10.42           $  9.91        $ 10.88
                                                 =======           =======        =======

       Total return .......................        10.16%            (5.99%)         8.80%

Net assets, end of period (000's) .........      $98,708           $84,433        $53,640

Ratio of  operating expenses to
  average net assets ......................         0.93%(A)          0.91%          1.00%(A)

Ratio of net investment income to
  average net assets ......................         8.84%(A)          7.49%          6.56%(A)

Portfolio turnover rate ...................          189%(A)           197%           356%(A)

-----------------------------

*    Commencement of operations.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                     GLOBAL GOVERNMENT BOND TRUST
                                          -------------------------------------------------------------------------------------
                                                                                YEARS ENDED DECEMBER 31,
                                          SIX MONTHS       --------------------------------------------------------------------
                                            ENDED
                                           06/30/95
                                          (UNAUDITED)        1994         1993         1992        1991        1990       1989
                                          -----------      --------     -------      -------     --------    -------    -------
Net asset value, beginning
  of period ............................   $  12.47        $  13.93     $  12.47     $ 12.88     $ 11.59     $ 10.50     $10.21

Income from investment operations:
  Net investment income ................       0.42            0.74         0.59        0.42        0.55        0.25       0.45
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions ....       0.95           (1.54)        1.67       (0.16)       1.21        1.13       --
                                           --------        --------     --------     -------     -------     -------     ------

       Total from investment operations        1.37           (0.80)        2.26        0.26        1.76        1.38       0.45

Less distributions:
  Dividends from net investment income .      (0.69)          (0.30)       (0.70)      (0.43)      (0.46)      (0.24)     (0.09)
  Distributions from capital gains .....       --             (0.36)       (0.10)      (0.24)      (0.01)      (0.05)     (0.07)
                                           --------        --------     --------     -------     -------     -------     ------

       Total distributions .............      (0.69)          (0.66)       (0.80)      (0.67)      (0.47)      (0.29)     (0.16)
                                           --------        --------     --------     -------     -------     -------     ------

Net asset value, end of period .........   $  13.15        $  12.47     $  13.93     $ 12.47     $ 12.88     $ 11.59     $10.50
                                           ========        ========     ========     =======     =======     =======     ======

       Total  return ...................      11.13%          (5.75%)      18.99%       2.27%      15.86%      13.49%      4.49%

Net assets, end of period (000's) ......   $217,435        $208,513     $196,817     $67,859     $28,251     $11,582     $4,065

Ratio of operating expenses to
  average net assets ...................       0.95%(A)        0.96%        1.06%       1.05%       1.14%       1.21%      1.50%

Ratio of net investment income to
  average net assets ...................       6.42%(A)        6.10%        5.61%       6.71%      17.28%       6.62%      7.15%

Portfolio turnover rate ................        168%(A)         157%         154%        132%        164%        142%        50%

                                           GLOBAL GOVERNMENT BOND TRUST
                                           ----------------------------
                                                     3/18/88*
                                                       TO
                                                     12/31/88
                                                     --------
Net asset value, beginning
  of period .............................             $10.03

Income from investment operations:
  Net investment income .................               0.14
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions .....               0.04
                                                      ------

       Total from investment operations..               0.18

Less distributions:
  Dividends from net investment income ..               --
  Distributions from capital gains ......               --
                                                      ------

       Total distributions ..............               --
                                                      ------

Net asset value, end of period ..........             $10.21
                                                      ======

       Total  return ....................               1.79%

Net assets, end of period (000's) .......             $1,355

Ratio of operating expenses to
  average net assets ....................               3.39%(A)

Ratio of net investment income to
  average net assets ....................               3.74%(A)

Portfolio turnover rate .................                234%(A)

--------------------------

*    Commencement of operations.

(A)  Annualized



    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                          INTERNATIONAL GROWTH AND
                                                               INCOME TRUST
                                                          ------------------------
                                                                 01/09/95*
                                                                    TO
                                                                 06/30/95
                                                                (UNAUDITED)
                                                                -----------
Net asset value, beginning
  of period .........................................            $    10.00

Income from investment operations:
  Net investment income .............................                  0.04
  Net realized and unrealized loss
    on investments and foreign currency
     transactions ...................................                 (0.03)
                                                                 ----------

       Total from investment
         operations .................................                  0.01


Net asset value, end of period ......................            $    10.01
                                                                 ==========

       Total return .................................                  0.10%

Net assets, end of period (000's) ...................            $   60,018

Ratio of  operating expenses to
  average net assets ................................                  1.11%(A)

Ratio of net investment income to
  average net assets ................................                  2.14%(A)

Portfolio turnover rate .............................                    63%(A)

-----------------------------

*    Commencement of operations.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      INVESTMENT QUALITY BOND TRUST
                                         -------------------------------------------------------------------------------------------
                                            SIX                                        YEARS ENDED DECEMBER 31,
                                           MONTHS          -------------------------------------------------------------------------
                                           ENDED
                                          06/30/95
                                         (UNAUDITED)         1994         1993        1992       1991**          1990        1989
                                          ----------       --------     -------     -------     -------        -------     -------
Net asset value, beginning
  of period ............................   $  11.01        $  12.12     $ 11.58     $ 11.33     $ 10.74        $ 12.37     $ 11.55

Income from investment operations:
  Net investment income  (B) ...........       0.43            0.66        0.60        0.63        0.76           1.12        0.75
  Net realized and unrealized gain
    (loss) on investments ..............       0.81           (1.23)       0.53        0.15        0.85          (1.50)       0.51
                                           --------        --------     -------     -------     -------        -------     -------

     Total from investment
       operations ......................       1.24           (0.57)       1.13        0.78        1.61          (0.38)       1.26

Less distributions:
  Dividends from net investment income..      (0.74)          (0.54)      (0.59)      (0.53)      (1.02)         (0.44)
  Distributions from capital gains .....       --              --          --          --          --             --          --
                                                                        -------     -------     -------        -------     -------

     Total distributions ...............      (0.74)          (0.54)      (0.59)      (0.53)      (1.02)         (1.25)      (0.44)
                                           --------        --------     -------     -------     -------        -------     -------


Net asset value, end of period .........   $  11.51        $  11.01     $ 12.12     $ 11.58     $ 11.33        $ 10.74     $ 12.37
                                           ========        ========     =======     =======     =======        =======     =======


     Total  return .....................      11.56%          (4.64%)     10.01%       7.21%      16.07%         (2.73%)     11.34%


Net assets, end of period (000's) ......   $119,433        $111,423     $99,474     $60,185     $38,896        $20,472     $26,965

Ratio of operating expenses to
  average net assets  (C) ..............       0.75%(A)        0.76        0.77%       0.80%       0.85%          0.70%       0.83%

Ratio of net investment income to
  average net assets ...................       6.98%(A)        6.49%       6.03%       6.96%       7.47%          8.41%       8.77%

Portfolio turnover rate ................        213%(A)         140%         33%         59%        115%           120%        351%

                                                INVESTMENT QUALITY BOND TRUST
                                         ----------------------------------------------
                                         YEARS ENDED DECEMBER 31,              6/18/85*
                                         ------------------------                 TO
                                           1988        1987        1986        12/31/85
                                         --------     -------     ------       --------
Net asset value, beginning
  of period ..........................   $  10.79     $ 11.58     $11.18        $10.28

Income from investment operations:
  Net investment income  (B) .........       0.57        0.81       1.02          0.55
  Net realized and unrealized gain
    (loss) on investments ............       0.19       (0.50)      0.37          0.35
                                         --------     -------     ------        ------
     Total from investment
       operations ....................       0.76        0.31       1.39          0.90

Less distributions:
  Dividends from net investment income       --         (0.88)     (0.69)         --
  Distributions from capital gains ...       --         (0.22)     (0.30)         --
                                         --------     -------     ------        ------

     Total distributions .............       --         (1.10)     (0.99)         --
                                         --------     -------     ------        ------


Net asset value, end of period .......   $  11.55     $ 10.79     $11.58        $11.18
                                         ========     =======     ======        ======

     Total  return ...................       7.09%       2.61%     13.25%         8.72%


Net assets, end of period (000's) ....   $114,221     $25,131     $1,295        $1,120

Ratio of operating expenses to
  average net assets  (C) ............       0.89%       0.95%      1.16%         1.31%(A)

Ratio of net investment income to
  average net assets .................       7.97%       7.46%      8.11%         9.99%(A)

Portfolio turnover rate ..............         94%        201%       127%          165%(A)

--------------------------

*    Commencement of operations.

** The Investment Quality Bond Trust is the successor to the Bond Trust effective April 23, 1991.

(A)  Annualized

(B) After expense reimbursement per share of $0.02, $0.28 and $0.12 in 1987, 1986 and 1985, respectively.

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.14%, 3.38% and 3.55% in 1987, 1986 and 1985, respectively.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                    U.S. GOVERNMENT SECURITIES TRUST
                                            --------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                  YEARS ENDED DECEMBER 31,
                                              06/30/95       ---------------------------------------------------------------------
                                            (UNAUDITED)        1994         1993         1992         1991       1990       1989**
                                            -----------      --------     --------     --------     -------     -------     ------
Net asset value, beginning
  of period .............................    $  12.64        $  13.48     $  13.05     $  12.85     $ 11.83     $ 10.98     $ 9.81

Income from investment operations:
  Net investment income  (B) ............        0.52            0.77         0.48         0.10        0.19        1.07       0.20
  Net realized and unrealized gain
    (loss) on investments ...............        0.72           (0.95)        0.49         0.65        1.40       (0.13)      1.08
                                             --------        --------     --------     --------     -------     -------     ------

       Total from investment operations..        1.24           (0.18)        0.97         0.75        1.59        0.94       1.28

Less distributions:
  Dividends from net investment income...       (0.87)          (0.51)       (0.46)       (0.38)      (0.53)      (0.08)     (0.11)
  Distributions from capital gains ......        --             (0.15)       (0.08)       (0.17)      (0.04)      (0.01)      --
                                             --------        --------     --------     --------     -------     -------     ------

       Total distributions ..............       (0.87)          (0.66)       (0.54)       (0.55)      (0.57)      (0.09)     (0.11
                                             --------        --------     --------     --------     -------     -------     ------

Net asset value, end of period ..........    $  13.01        $  12.64     $  13.48     $  13.05     $ 12.85     $ 11.83     $10.98
                                             ========        ========     ========     ========     =======     =======     ======

       Total  return ....................       10.10%          (1.25%)       7.64%        6.19%      14.01%       8.63%     13.16%


Net assets, end of period (000's) .......    $189,250        $188,813     $222,072     $125,945     $29,246     $10,469     $5,905

Ratio of operating expenses to
  average net assets  (C) ...............        0.73%(A)        0.73%        0.75%        0.76%       0.87%       1.04%      0.90%

Ratio of net investment income to
  average net assets ....................        6.86%(A)        5.68%        5.05%        6.12%       7.09%       7.70%      6.66%

Portfolio turnover rate .................         459%(A)         387%         213%         141%        233%        284%       330%

                                           U.S. GOVERNMENT SECURITIES TRUST
                                           --------------------------------
                                                        3/18/88*
                                                          TO
                                                        12/31/88
                                                        --------
Net asset value, beginning
  of period .............................               $10.03

Income from investment operations:
  Net investment income  (B) ............                 0.07
  Net realized and unrealized gain
    (loss) on investments ...............                (0.29)
                                                        ------

       Total from investment operations..                (0.22)

Less distributions:
  Dividends from net investment income                    --
  Distributions from capital gains ......                 --
                                                        ------

       Total distributions ..............                 --
                                                        ------

Net asset value, end of period ..........               $ 9.81
                                                        ======

       Total  return ....................                (2.19%)


Net assets, end of period (000's) .......               $  344

Ratio of operating expenses to
  average net assets  (C) ...............                 5.16%(A)

Ratio of net investment income to
  average net assets ....................                 1.16%(A)

Portfolio turnover rate .................                  156%(A)

-----------------------------


*    Commencement of operations.

** The U.S. Government Securities Trust is the successor to the Convertible Securities Trust effective May 1, 1989.

(A)  Annualized

(B) After expense reimbursement per share of $0.01 and $0.06 in 1989 and 1988, respectively.

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.62% and 6.16% in 1989 and 1988, respectively.


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                    MONEY MARKET TRUST
                                     -----------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                  YEARS ENDED DECEMBER 31,
                                       06/30/95      -------------------------------------------------------------------------
                                     (UNAUDITED)       1994         1993        1992         1991       1990             1989
                                     -----------     --------     --------     -------     -------     -------          ------
Net asset value, beginning
  of period ......................   $  10.00        $  10.00     $  10.00     $ 10.00     $ 10.00     $ 10.00          $ 10.00


Income from investment operations:
  Net investment income  (B) .....       0.28            0.38         0.27        0.33        0.56        0.75             0.72

Less distributions:
  Dividends from net
    investment income ............      (0.28)          (0.38)       (0.27)      (0.33)      (0.56)      (0.75)           (0.72)
                                     --------        --------     --------     -------     -------     -------          -------

Net asset value, end of period ...   $  10.00        $  10.00     $  10.00     $ 10.00     $ 10.00     $ 10.00          $ 10.00
                                     ========        ========     ========     =======     =======     =======          =======

       Total  return .............       2.81%           3.78%        2.69%       3.36%       5.71%       7.76%            8.56%

Net assets, end of period (000's).   $266,521        $276,674     $132,274     $89,535     $79,069     $85,040          $19,403

Ratio of operating expenses to
  average net assets  (C) ........       0.56%(A)        0.57%        0.59%       0.60%       0.60%       0.57%            0.79%

Ratio of net investment income to
  average net assets .............       5.55%(A)        3.93%        2.66%       3.28%       5.65%       7.27%            8.26%

                                                 MONEY MARKET TRUST
                                     -----------------------------------------
                                        YEARS ENDED DECEMBER 31,      6/18/85*
                                     -----------------------------       TO
                                      1988        1987       1986     12/31/85
                                     -------     ------     ------    --------
Net asset value, beginning
  of period ......................   $ 10.00     $10.00     $10.00     $10.00


Income from investment operations:
  Net investment income  (B) .....      0.57       0.60       0.56       0.36

Less distributions:
  Dividends from net
    investment income ............     (0.57)     (0.60)     (0.56)     (0.36)
                                     -------     ------     ------     ------

Net asset value, end of period ...   $ 10.00     $10.00     $10.00     $10.00
                                     =======     ======     ======     ======

       Total  return .............      6.77%      6.13%      5.74%      3.61%

Net assets, end of period (000's).   $12,268     $7,147     $1,046     $1,001

Ratio of operating expenses to
  average net assets  (C) ........      0.99%      0.78%      1.11%      1.21%(A)

Ratio of net investment income to
  average net assets .............      6.68%      5.86%      6.84%      6.84%(A)

---------------------------------

*    Commencement of operations.

(A)  Annualized

(B) After expense reimbursement per share of $0.08, $0.23 and $0.12 in 1987, 1986 and 1985, respectively.

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.57%, 3.43% and 3.50% in 1987, 1986 and 1985, respectively.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   AGGRESSIVE ASSET ALLOCATION TRUST
                                             ------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                 YEARS ENDED DECEMBER 31,                      8/03/89*
                                              06/30/95     ---------------------------------------------------        TO
                                             (UNAUDITED)     1994        1993       1992       1991       1990     12/31/89
                                             -----------   -------     --------   -------    -------    -------    --------
Net asset value, beginning
  of period..............................    $  11.17      $  12.03    $  11.25   $  10.72   $   9.08   $  9.88    $ 10.00

Income from investment operations:
  Net investment income .................        0.18          0.31        0.34       0.30       0.36      0.36       0.08
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions......        1.05         (0.41)       0.79       0.55       1.69     (1.07)     (0.20)
                                             --------      --------    --------   --------   --------   -------    -------

       Total from investment operations..        1.23         (0.10)       1.13       0.85       2.05     (0.71)     (0.12)

Less distributions:
  Dividends from net investment income ..       (0.33)        (0.31)      (0.30)     (0.32)     (0.41)    (0.07)       --
  Distributions from capital gains.......       (0.41)        (0.45)      (0.05)       --         --      (0.02)       --
                                             --------      --------    --------   --------   --------   -------    -------

     Total distributions.................       (0.74)        (0.76)      (0.35)     (0.32)     (0.41)    (0.09)       --
                                             --------      --------    --------   --------   --------   -------    -------

Net asset value, end of period...........    $  11.66      $  11.17    $  12.03   $  11.25   $  10.72   $  9.08    $  9.88
                                             ========      ========    ========   ========   ========   =======    =======

     Total  return.......................       11.25%        (0.69%)     10.30%      8.24%     22.96%    (7.27%)    (1.20%)

Net assets, end of period (000's)........    $191,499      $184,662    $174,448   $151,627   $124,632   $91,581    $87,301

Ratio of operating expenses to
  average net assets.....................        0.92%(A)      0.89%       0.86%      0.89%     0.88%      0.78%      0.89%(A)

Ratio of net investment income to
  average net assets.....................        2.84%(A)      2.90%       2.96%      3.08%     3.63%      4.08%      3.32%(A)

Portfolio turnover rate..................        119%(A)        136%         92%       123%      172%        82%        22%(A)

-----------------------------

*    Commencement of operations.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                               MODERATE ASSET ALLOCATION TRUST
                                           -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                YEARS ENDED DECEMBER 31,                            8/03/89*
                                             06/30/95      ---------------------------------------------------------      TO
                                           (UNAUDITED)       1994        1993        1992         1991        1990     12/31/89
                                           ----------      --------    --------    --------     --------    --------   ---------
Net asset value, beginning
  of period .............................   $  10.79       $  11.76    $  11.14    $  10.72     $   9.29    $  10.03    $  10.00

Income from investment operations:
  Net investment income .................       0.24           0.45        0.41        0.41         0.42        0.48        0.11
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions .....       0.91          (0.65)       0.67        0.43         1.50       (1.10)      (0.08)
                                            --------       --------    --------    --------     --------    --------    --------

       Total from investment operations .       1.15          (0.20)       1.08        0.84         1.92       (0.62)       0.03

Less distributions:
  Dividends from net investment income ..      (0.45)         (0.40)      (0.39)      (0.42)       (0.49)      (0.10)       --
  Distributions from capital gains ......      (0.10)         (0.37)      (0.07)       --           --         (0.02)       --
                                            --------       --------    --------    --------     --------    --------    --------

     Total distributions ................      (0.55)         (0.77)      (0.46)      (0.42)       (0.49)      (0.12)       --
                                            --------       --------    --------    --------     --------    --------    --------

Net asset value, end of period ..........   $  11.39       $  10.79    $  11.76    $  11.14     $  10.72    $   9.29    $  10.03
                                            ========       ========    ========    ========     ========    ========    ========

     Total  return ......................      10.84%         (1.61%)     10.06%       8.30%       21.23%      (6.23%)      0.30%

Net assets, end of period (000's) .......   $626,524       $604,491    $644,257    $505,967     $420,074    $327,328    $318,439

Ratio of operating expenses to
  average net assets ....................       0.86%(A)       0.85%       0.84%       0.87%        0.86%       0.73%       0.79%(A)

Ratio of net investment income to
  average net assets ....................       4.00%(A)       4.01%       4.02%       4.21%        4.38%       5.10%       4.51%(A)

Portfolio turnover rate .................        147%(A)        180%        135%        169%         168%         76%         41%(A)

-----------------------------


*    Commencement of operations.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                               CONSERVATIVE ASSET ALLOCATION TRUST
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                 YEARS ENDED DECEMBER 31,                              8/03/89*
                                           06/30/95        --------------------------------------------------------        TO
                                          (UNAUDITED)        1994        1993        1992        1991        1990       12/31/89
                                          -----------      -------     --------    --------    --------    --------     --------
Net asset value, beginning
  of period ............................   $  10.34        $  11.26    $  10.78    $  10.63    $   9.56    $  10.11     $  10.00


Income from investment operations:
  Net investment income ................       0.28            0.55        0.50        0.47        0.58        0.62         0.15
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions ....       0.73           (0.76)       0.44        0.26        1.15       (1.01)       (0.04)
                                           --------        --------    --------    --------    --------    --------     --------

       Total from investment
         operations....................        1.01           (0.21)       0.94        0.73        1.73       (0.39)        0.11

Less distributions:
  Dividends from net investment income .      (0.55)          (0.46)      (0.46)      (0.58)      (0.66)      (0.13)        --
  Distributions from capital gains .....       --             (0.25)       --          --          --         (0.03)        --
                                                                       --------    --------    --------    --------     --------

     Total distributions ...............      (0.55)          (0.71)      (0.46)      (0.58)      (0.66)      (0.16)        --
                                                           --------    --------    --------    --------    --------     --------

Net asset value, end of period .........   $  10.80        $  10.34    $  11.26    $  10.78    $  10.63    $   9.56     $  10.11
                                           ========        ========    ========    ========    ========    ========     ========

     Total  return .....................       9.96%          (1.84%)      8.99%       7.36%      18.80%      (3.84%)       1.10%

Net assets, end of period (000's) ......   $220,939        $216,716    $250,117    $201,787    $165,167    $149,901     $141,191

Ratio of operating expenses to
  average net assets ...................       0.89%(A)        0.87%       0.86%       0.89%       0.88%       0.76%        0.82%(A)

Ratio of net investment income to
  average net assets ...................       4.74%(A)        4.86%       4.78%       4.99%       5.65%       6.68%        6.00%(A)

Portfolio turnover rate ................        126%(A)         220%        170%        252%        211%         78%          85%(A)

-----------------------------

*    Commencement of operations.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

GLOBAL EQUITY TRUST

COMMON STOCKS-98.44%                            Shares                 Value
                                                ------                 -----
FORESTRY-1.08%
Fletcher Challenge, Ltd   . . . . . . . . . .  1,115,417            $ 3,131,991
Fletcher Challenge, Ltd (Forest Division) . .          4                      5
Nippon High Pack  . . . . . . . . . . . . . .    349,250              3,131,733
                                                                    -----------
                                                                      6,263,729
MINING-2.28%
QNI, Ltd* . . . . . . . . . . . . . . . . . .  6,505,400              8,877,532
Western Mining Corporation Holdings . . . . .    794,725              4,371,947
                                                                    -----------
                                                                     13,249,479
OIL & GAS EXPLORATION-1.98%
Phillips Petroleum Company  . . . . . . . . .    132,400              4,418,850
Schlumberger, Ltd . . . . . . . . . . . . . .    114,700              7,125,738
                                                                    -----------
                                                                     11,544,588
BUILDING MATERIALS & CONSTRUCTION-3.36%
Felcor Suite  . . . . . . . . . . . . . . . .    100,000              2,550,000
Fluor Corporation . . . . . . . . . . . . . .    100,000              5,200,000
Taihei Dengyo Kausha, Ltd . . . . . . . . . .    318,800              4,852,245
Tenox Corporation . . . . . . . . . . . . . .        700                  9,663
Yokogawa Bridge Corporation . . . . . . . . .    510,000              6,919,946
                                                                    -----------
                                                                     19,531,854
FOOD PRODUCTS-1.62%
Grand Metropolitan  . . . . . . . . . . . . .    715,100              4,383,858
RJR Nabisco Holdings  . . . . . . . . . . . .          1                     28
Universal Foods Corporation . . . . . . . . .    155,000              5,018,125
                                                                    -----------
                                                                      9,402,011
TEXTILE PRODUCTS-1.37%
ASDA Group, PLC . . . . . . . . . . . . . . .  5,270,330              7,962,084
                                                                    -----------
PAPER, PRINTING & PUBLISHING-1.86%
OJI Paper Company, Ltd  . . . . . . . . . . .    650,000              6,250,369
The News Corporation, Class A . . . . . . . .          1                      5
The News Corporation, Ltd, Pfd  . . . . . . .          1                      6
TVE Holdings  . . . . . . . . . . . . . . . .        900                    361
Wolters Kluwer  . . . . . . . . . . . . . . .     51,640              4,555,794
                                                                    -----------
                                                                     10,806,525
CHEMICAL & PHARMACUETICAL PRODUCTS-4.87%
Air Liquide . . . . . . . . . . . . . . . . .     48,640              7,770,368
American Home Products Corporation  . . . . .     19,300              1,493,337
Astra, AB Free, Class A . . . . . . . . . . .     43,185              1,332,724
Astra, AB Free, Class B . . . . . . . . . . .    273,760              8,241,476
Bristol-Myers Squibb Company  . . . . . . . .     17,700              1,205,813
Imperial Chemical Industries, PLC, ADR  . . .    407,300              4,990,596
Isolyser Company* . . . . . . . . . . . . . .     90,000              3,217,500
JCR Pharmaceutical Company  . . . . . . . . .      1,375                 46,723
Kanto Biomedical Laboratory . . . . . . . . .        800                 11,516
Seikagaku Corporation . . . . . . . . . . . .        240                  7,447
                                                                    -----------
                                                                     28,317,500
RUBBER & PLASTIC-1.59%
BTR Nylex, Ltd  . . . . . . . . . . . . . . .  1,355,300              2,591,223
Dow Chemical Company  . . . . . . . . . . . .     92,700              6,662,812
                                                                    -----------
                                                                      9,254,035
METAL PRODUCTS-0.74%
Aluminium Company of America  . . . . . . . .     85,800              4,300,725
                                                                    -----------

INDUSTRIAL & COMMERICAL MACHINERY-11.58%
AMP, Incorporated . . . . . . . . . . . . . .    187,200            $ 7,909,200
BTR, PLC  . . . . . . . . . . . . . . . . . .    466,300              2,369,199
Deere & Company . . . . . . . . . . . . . . .     55,000              4,709,375
Emulex Corporation* . . . . . . . . . . . . .    151,200              3,647,700
General Electric Company  . . . . . . . . . .    126,600              7,137,075
Intel Corporation . . . . . . . . . . . . . .     53,600              3,393,550
International Business Machines
  Corporation . . . . . . . . . . . . . . . .     15,400              1,478,400
Mannesmann, AG  . . . . . . . . . . . . . . .     26,758              8,175,330
Mark IV Industries, Incorporated  . . . . . .    254,822              5,478,673
Michelin Company Generale De
  Establishment, Class B  . . . . . . . . . .    103,264              4,574,374
Mitsubishi Heavy Industries, Ltd  . . . . . .  1,110,000              7,543,626
Seibu Electric & Machinery  . . . . . . . . .    448,000              2,859,631
Sharp Corporation . . . . . . . . . . . . . .    511,000              6,752,640
Tandy Corporation . . . . . . . . . . . . . .     25,000              1,296,875
                                                                    -----------
                                                                     67,325,648
ELECTRONIC & ELECTRICAL EQUIPMENT
AND COMPONENTS-5.58%
Kyocera Corporation . . . . . . . . . . . . .     73,000              6,011,917
Minolta Camera Company* . . . . . . . . . . .    711,000              2,600,555
Rohm Company  . . . . . . . . . . . . . . . .    197,000             10,180,638
TDK Corporation . . . . . . . . . . . . . . .    241,000             10,975,872
Technology Resources, Ltd*  . . . . . . . . .    939,000              2,696,062
                                                                    -----------
                                                                     32,465,044
TRANSPORTATION EQUIPMENT-7.50%
Daimler-Benz, AG  . . . . . . . . . . . . . .     18,177              8,346,816
Danaher Corporation . . . . . . . . . . . . .    218,000              6,594,500
Fiat, SPA . . . . . . . . . . . . . . . . . .  4,156,798             14,658,350
General Motors Corporation  . . . . . . . . .     89,300              4,185,937
Hayes Wheels International, Incorporated  . .    109,000              2,316,250
Kolbenschmidt*  . . . . . . . . . . . . . . .     53,503              7,525,280
                                                                    -----------
                                                                     43,627,133
MISCELLANEOUS MANUFACTURING-0.84%
Astra International . . . . . . . . . . . . .        200                    355
Daikin Manufacturing  . . . . . . . . . . . .    323,000              4,878,060
                                                                    -----------
                                                                      4,878,415
TRANSPORTATION-5.90%
Canadian Pacific, Ltd . . . . . . . . . . . .    310,400              5,393,200
Hutchinson Whampoa  . . . . . . . . . . . . .  3,418,000             16,520,613
Keppel Corporation  . . . . . . . . . . . . .    752,000              6,134,383
Malaysian Helicopter  . . . . . . . . . . . .        600                  1,029
Yamato Transport  . . . . . . . . . . . . . .    588,500              6,263,076
                                                                    -----------
                                                                     34,312,301
COMMUNICATION-9.33%
AirTouch Communications, Incorporated*  . . .     91,000              2,593,500
British Telecommunications, PLC . . . . . . .    700,400              4,366,139
Cable and Wireless, PLC . . . . . . . . . . .    603,100              4,124,043
DDI, Incorporated . . . . . . . . . . . . . .        928              7,445,461
Hong Kong Telecommunications  . . . . . . . .        200                    395
Nippon Telegraph & Telephone Corporation  . .        970              8,125,774
STET  . . . . . . . . . . . . . . . . . . . .    907,500              2,509,664
Telecom Corporation of New Zealand  . . . . .  1,296,640              4,854,466
Telecom Italia, SPA . . . . . . . . . . . . .         31                     84

* Non-Income producing
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                Shares                  Value
                                                ------                  -----
COMMUNICATION-CONTINUED
Telefonica De Espana S.A. . . . . . . . . . .    961,830            $ 12,387,656
Telephone & Data Systems, Incorporated  . . .     30,000               1,091,250
Television Broadcast, Ltd . . . . . . . . . .        900                   3,164
Vodafone Group  . . . . . . . . . . . . . . .  1,827,300               6,785,191
                                                                    ------------
                                                                      54,286,787
ELECTRIC, GAS & SANITARY SERVICES-2.09%
Browning-Ferris Industries, Incorporated  . .     41,000               1,481,125
CESP, ADR*  . . . . . . . . . . . . . . . . .    182,400               2,030,112
Gulfmark International, Incorporated* . . . .        400                   1,359
Hong Kong & China Gas Company, Ltd  . . . . .     31,500                 590,625
Hong Kong Electric Holdings, Ltd  . . . . . .  1,040,400               1,660,542
Mitsumi Electric  . . . . . . . . . . . . . .    370,000               6,373,665
                                                                    ------------
                                                                      12,137,428
WHOLESALE, RETAIL TRADE-9.40%
Berjaya Sports Toto Berhad  . . . . . . . . .  1,968,000               3,487,186
Bridgestone Metalpha Corporation  . . . . . .    495,000               5,781,960
Ebara . . . . . . . . . . . . . . . . . . . .    356,000               4,326,352
Equity Inns . . . . . . . . . . . . . . . . .    100,200               1,077,150
Fraser & Neave  . . . . . . . . . . . . . . .    404,000               4,654,312
Friedman s, Incorporated, Class A*  . . . . .    160,000               3,040,000
Hac-Kimisawa  . . . . . . . . . . . . . . . .    298,000               4,219,220
Nissen Company  . . . . . . . . . . . . . . .        720                  21,662
Oneida, Ltd . . . . . . . . . . . . . . . . .     95,000               1,401,250
Sari Corporation  . . . . . . . . . . . . . .    165,000               3,153,796
Service Merchandise Company,
  Incorporated* . . . . . . . . . . . . . . .    200,000               1,050,000
Storage USA . . . . . . . . . . . . . . . . .     30,000                 851,250
Wal-Mart Stores, Incorporated . . . . . . . .    240,000               6,420,000
Walgreen Company  . . . . . . . . . . . . . .    125,000               6,265,625
Xebio Company . . . . . . . . . . . . . . . .    260,000               8,896,231
                                                                    ------------
                                                                      54,645,994
ADVERTISING AGENCIES-0.64%
Interpublic Group of Companies,
  Incorporated  . . . . . . . . . . . . . . .    100,000               3,750,000
                                                                    ------------

EATING & DRINKING PLACES-3.03%
Fuju Denki Reiki  . . . . . . . . . . . . . .        882                   9,584
LVMH Moet Hennessey Louis Vuitton,
  Incorporated  . . . . . . . . . . . . . . .     62,920              11,322,682
Morrison Restaurants, Incorporated  . . . . .    157,700               3,784,800
Ohsho Food Service Corporation  . . . . . . .    110,040               2,466,828
Plenus Company  . . . . . . . . . . . . . . .        520                  27,302
                                                                    ------------
                                                                      17,611,196
BANKING & FINANCE-10.00%
Australia & New Zealand Bank Group  . . . . .         36                     128
Bangkok Bank Public Company, Ltd  . . . . . .    280,200               3,087,478
BankAmerica Corporation . . . . . . . . . . .     48,000               2,526,000
Barclays, PLC . . . . . . . . . . . . . . . .    439,700               4,723,318
Cheung Kong Holdings, Ltd . . . . . . . . . .    775,000               3,836,039
Hang Seng Bank  . . . . . . . . . . . . . . .    426,000               3,248,210
India Gateway Fund, Pfd*  . . . . . . . . . .     80,000                 617,040
India Gateway Fund, Class C*  . . . . . . . .     78,000               1,583,400
Indian Opportunities Fund*  . . . . . . . . .    180,088               2,233,091

BANKING & FINANCE-CONTINUED
Japan Associate Finance . . . . . . . . . . .     11,800               1,077,600
Nichiei Company . . . . . . . . . . . . . . .        110                   6,788
Partners Holdings . . . . . . . . . . . . . .    150,000              $3,918,750
Renong BHD  . . . . . . . . . . . . . . . . .  2,387,000               4,445,029
Skandinaviska Enskilda Banken Group . . . . .    958,280               4,979,378
The Sumitomo Bank, Ltd  . . . . . . . . . . .    290,000               5,029,792
Sumitomo Trust & Bank . . . . . . . . . . . .    650,000               7,899,239
Tokyo Marine & Fire Insurance
  Company, Ltd  . . . . . . . . . . . . . . .    780,000               8,945,313
                                                                    ------------
                                                                      58,156,593
REAL ESTATE-2.92%
Mid-America Apartment Communities,
  Incorporated  . . . . . . . . . . . . . . .     64,900               1,622,500
Mitsubishi Estate Company . . . . . . . . . .    720,000               8,112,796
Sun Kai Properties  . . . . . . . . . . . . .    795,000               5,882,001
Wharf Holdings  . . . . . . . . . . . . . . .    424,000               1,383,597
                                                                    ------------
                                                                      17,000,894
HOLDING & INVESTMENT COMPANIES-1.76%
HSBC Holdings, PLC  . . . . . . . . . . . . .    356,100               4,595,427
Korea Equity Fund . . . . . . . . . . . . . .    319,000               2,552,000
The R.O.C. Taiwan Fund  . . . . . . . . . . .    280,100               3,081,100
                                                                    ------------
                                                                      10,228,527
BUSINESS EDUCATIONAL SERVICES-2.44%
Albany International Corporation, Class A . .    245,000               5,849,375
Hospitality Franchise Systems,
  Incorporated* . . . . . . . . . . . . . . .    100,000               3,462,500
Miroki Jyoho Services Company . . . . . . . .        200                   4,932
Schmalbach-Lubeca, AG . . . . . . . . . . . .     24,200               4,865,025
                                                                    ------------
                                                                      14,181,832
MOTION PICTURES, AMUSEMENT &
RECREATION SERVICES-1.60%
Genting Berhad  . . . . . . . . . . . . . . .    292,000               2,886,464
Resorts World Berhad  . . . . . . . . . . . .  1,091,000               6,399,221
                                                                    ------------
                                                                       9,285,685
HEALTH SERVICES-1.76%
Yamanouchi Pharmaceutical Company . . . . . .    455,000              10,253,672
                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH
& MANAGEMENT SERVICES-0.00%
Japan Digital Laboratory  . . . . . . . . . .         50                   1,115
Jardine Matheson Holdings . . . . . . . . . .        200                   1,470
                                                                    ------------
                                                                           2,585
MISCELLANEOUS SERVICES-1.32%
Moulinex* . . . . . . . . . . . . . . . . . .    318,500               7,701,118
                                                                    ------------

TOTAL COMMON STOCK
  (Cost $538,415,115) . . . . . . . . . . . .                       $572,483,382
                                                                    ------------

WARRANTS-1.54%*
Deutsche Bank, AG (Expiration date
  6/30/97; Strike price DEM 610)  . . . . . .    245,390               5,926,909
Malaysian Helicopter (Expiration date
  07/20/95; Strike price MYR 5.25)  . . . . .        120                     148

* Non-Income producing
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  Shares                Value
                                                  ------                -----
WARRANTS*-CONTINUED
Michelin Company Genrale De
  Establishment (Expiration date
  12/31/95; Strike price FRF 200) . . . . . .     74,510            $     41,776
Volkswagen, AG (Expiration date
  10/27/98; Strike price DEM 221) . . . . . .     39,800               3,001,873
                                                                    ------------

TOTAL WARRANTS (Cost $9,452,786)  . . . . . .                       $  8,970,706
                                                                    ------------

 Principal
   Amount                                      Maturity                 Value
   ------                                      --------                 -----
CONVERTIBLE BONDS-0.02%
FRF 676,770  Michelin, 2.50%  . . . . . . . .  01/01/01             $    139,505
                                                                    ------------

TOTAL CONVERTIBLE BONDS
  (Cost $113,685) . . . . . . . . . . . . . .                       $    139,505
                                                                    ------------

TOTAL INVESTMENTS (Global Equity
  Trust) (Cost $547,981,586)  . . . . . . . .                       $581,593,593
                                                                    ============

PASADENA GROWTH TRUST

COMMON STOCKS-96.55%                           Shares                 Value
                                               ------                 -----
AGRICULTURE-0.45%
Rollins, Incorporated . . . . . . . . . . . .     40,000            $    960,000
                                                                    ------------
FOOD PRODUCTS-7.26%
The Coca-Cola Company . . . . . . . . . . . .     90,000               5,737,500
Conagra, Incorporated . . . . . . . . . . . .     30,000               1,046,250
PepsiCo, Incorporated . . . . . . . . . . . .     90,000               4,106,250
The Philip Morris Companies,
  Incorporated  . . . . . . . . . . . . . . .     45,000               3,346,875
WM Wrigley Jr. Company  . . . . . . . . . . .     30,000               1,391,250
                                                                    ------------
                                                                      15,628,125
TEXTILE MILL PRODUCTS-0.43%
Phillips-Van Heusen Corporation . . . . . . .     60,000                 930,000
                                                                    ------------
CHEMICAL PRODUCTS-10.03%
Avon Products, Incorporated . . . . . . . . .     20,000               1,340,000
Armor All Products Corporation  . . . . . . .     40,000                 690,000
Colgate Palmolive Company . . . . . . . . . .     40,000               2,925,000
Elan Corporation, PLC, ADR* . . . . . . . . .     30,000               1,222,500
IDEXX Laboratories, Incorporated* . . . . . .     80,000               2,080,000
International Flavors & Fragrances,
  Incorporated  . . . . . . . . . . . . . . .     40,000               1,990,000
Johnson & Johnson . . . . . . . . . . . . . .     30,000               2,028,750
Merck & Company, Incorporated . . . . . . . .     75,000               3,675,000
Pfizer, Incorporated  . . . . . . . . . . . .     25,000               2,309,375
Procter & Gamble Company  . . . . . . . . . .     30,000               2,156,250
Roche Holdings, Ltd, ADR  . . . . . . . . . .     18,300               1,178,062
                                                                    ------------
                                                                      21,594,937
RUBBER & PLASTIC-0.80%
Bandag, Incorporated, Class A . . . . . . . .     30,000               1,717,500
                                                                    ------------

METAL PRODUCTS-2.90%
Gillette Company  . . . . . . . . . . . . . .    140,000            $  6,247,500
                                                                    ------------

INDUSTRIAL AND COMMERCIAL MACHINERY-3.43%
ANADIGICS, Incorporated*  . . . . . . . . . .     30,000                 585,000
Applied Materials, Incorporated*  . . . . . .      5,000                 433,125
Cisco Systems, Incorporated*  . . . . . . . .     50,000               2,528,125
Compaq Computer Corporation*  . . . . . . . .     25,000               1,134,375
Hewlett-Packard Company . . . . . . . . . . .     15,000               1,117,500
Microcom, Incorporated* . . . . . . . . . . .     35,000                 525,000
Trend-Lines, Incorporated*  . . . . . . . . .      5,500                  82,500
VeriFone, Incorporated* . . . . . . . . . . .     40,000                 980,000
                                                                    ------------
                                                                       7,385,625
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-10.36%
Alliance Semiconductor Corporation* . . . . .     12,000                 588,000
Checkmate Electrics, Incorporated*  . . . . .     35,000                 411,250
Duracell International, Incorporated  . . . .     45,000               1,946,250
Ericsson L.M. Telephone Company,
  ADR, Class B  . . . . . . . . . . . . . . .    100,000               2,000,000
General Electric Company  . . . . . . . . . .     20,000               1,127,500
General Instrument Corporation* . . . . . . .     35,000               1,343,125
Integrated Device Technology,
  Incorporated* . . . . . . . . . . . . . . .     13,000                 601,250
Intel Corporation . . . . . . . . . . . . . .     40,000               2,532,500
Linear Technology Corporation . . . . . . . .     20,000               1,320,000
LSI Logic Corporation*  . . . . . . . . . . .     12,000                 469,500
Maxim Integrated Products, Incorporated*  . .     15,000                 765,000
Motorola, Incorporated  . . . . . . . . . . .     70,000               4,698,750
Nokia Corporation, ADR  . . . . . . . . . . .     25,000               1,490,625
Polygram N.V., ADR  . . . . . . . . . . . . .     20,000               1,182,500
StrataCom, Incorporated*  . . . . . . . . . .     25,000               1,218,750
VLSI Technology, Incorporated*  . . . . . . .     20,000                 602,500
                                                                    ------------
                                                                      22,297,500
TRANSPORTATION EQUIPMENT-2.74%
AutoZone, Incorporated* . . . . . . . . . . .    100,000               2,512,500
General Motors Corporation, Class E . . . . .     55,000               2,392,500
Harper Group, Incorporated  . . . . . . . . .     60,000               1,005,000
                                                                    ------------
                                                                       5,910,000
TRANSPORTATION-1.27%
Amway Asia Pacific, Ltd . . . . . . . . . . .     25,000                 906,250
Federal Express Corporation*  . . . . . . . .     30,000               1,822,500
                                                                    ------------
                                                                       2,728,750
COMMUNICATION-3.13%
AirTouch Communications, Incorporated*  . . .     75,000               2,137,500
American Telephone & Telegraph
  Corporation . . . . . . . . . . . . . . . .     25,000               1,328,125
Cabletron Systems, Incorporated*  . . . . . .     20,000               1,065,000
Paging Network, Incorporated* . . . . . . . .     25,000                 856,250
Tele Danmark, ADR, Class B  . . . . . . . . .     25,000                 700,000
TeleWest Communications, PLC, ADR*  . . . . .     25,000                 643,750
                                                                    ------------
                                                                       6,730,625
ELECTRIC, GAS & SANITARY SERVICES-1.45%
Korea Electric Power Corporation, ADR . . . .     75,000               1,696,875
WMX Technologies, Incorporated  . . . . . . .     50,000               1,418,750
                                                                    ------------
                                                                       3,115,625

* Non-Income producing
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           Shares          Value
                                                           ------          -----
WHOLESALE & RETAIL TRADE-18.61%
Albertsons, Incorporated  . . . . . . . . . . . . . . . .   25,000     $    743,750
American Eagle Outfitters*  . . . . . . . . . . . . . . .   75,000        1,181,250
AnnTaylor Stores Corporation* . . . . . . . . . . . . . .   45,000        1,046,250
Bed Bath & Beyond, Incorporated*  . . . . . . . . . . . .   45,000        1,091,250
Circuit City Stores, Incorporated . . . . . . . . . . . .   25,000          790,625
Claire's Stores, Incorporated . . . . . . . . . . . . . .   75,000        1,359,375
Department 56, Incorporated*  . . . . . . . . . . . . . .   20,000          765,000
Dollar General Corporation  . . . . . . . . . . . . . . .   50,000        1,581,250
The Gap, Incorporated . . . . . . . . . . . . . . . . . .   55,000        1,918,125
Gymboree Corporation* . . . . . . . . . . . . . . . . . .   35,000        1,017,187
The Home Depot, Incorporated  . . . . . . . . . . . . . .   40,000        1,625,000
Kohls Corporation*  . . . . . . . . . . . . . . . . . . .   45,000        2,053,125
Leslie's Poolmart*  . . . . . . . . . . . . . . . . . . .   50,000          750,000
Mac Frugals Bargains-Close-Outs,
  Incorporated* . . . . . . . . . . . . . . . . . . . . .  120,000        2,100,000
Mail Boxes, Etc*  . . . . . . . . . . . . . . . . . . . .   80,000          760,000
Mattel, Incorporated  . . . . . . . . . . . . . . . . . .   50,000        1,300,000
Medtronic, Incorporated . . . . . . . . . . . . . . . . .   40,000        3,085,000
Nordstrom, Incorporated . . . . . . . . . . . . . . . . .   60,000        2,482,500
Smart & Final, Incorporated . . . . . . . . . . . . . . .   50,000          856,250
Stein Mart, Incorporated* . . . . . . . . . . . . . . . .  140,000        1,890,000
Toys R Us, Incorporated*  . . . . . . . . . . . . . . . .   75,000        2,193,750
Viking Office Products, Incorporated* . . . . . . . . . .   40,000        1,465,000
Wal-Mart Stores, Incorporated . . . . . . . . . . . . . .  300,000        8,025,000
                                                                       ------------
                                                                         40,079,687
EATING & DRINKING PLACES-5.11%
Au Bon Pain Company, Incorporated,
  Class A*  . . . . . . . . . . . . . . . . . . . . . . .   30,000          363,750
Brinker International, Incorporated*  . . . . . . . . . .  150,000        2,587,500
The Cheesecake Factory, Incorporated* . . . . . . . . . .   40,000        1,030,000
Lone Star Steakhouse & Saloon,
  Incorporated* . . . . . . . . . . . . . . . . . . . . .   25,000          757,813
Lowe's Companies, Incorporated  . . . . . . . . . . . . .  100,000        2,987,500
McDonald's Corporation  . . . . . . . . . . . . . . . . .   60,000        2,347,500
Sbarro, Incorporated  . . . . . . . . . . . . . . . . . .   40,000          930,000
                                                                       ------------
                                                                         11,004,063
BANKING & FINANCE-5.86%
Federal Home Loan Mortgage Corporation  . . . . . . . . .   65,000        4,468,750
Federal National Mortgage Association . . . . . . . . . .   35,000        3,303,125
First Interstate Bancorporation . . . . . . . . . . . . .   25,000        2,006,250
Mercury Finance Corporation . . . . . . . . . . . . . . .   35,000          673,750
Nationsbank Corporation . . . . . . . . . . . . . . . . .   25,000        1,340,625
Roosevelt Financial Group, Incorporated . . . . . . . . .   50,000          834,375
                                                                       ------------
                                                                         12,626,875
HOLDING & INVESTMENT COMPANIES-7.03%
Asia Tigers Fund, Incorporated  . . . . . . . . . . . . .  175,000        1,925,000
Future Germany Fund, Incorporated . . . . . . . . . . . .   65,000        1,007,500
India Fund, Incorporated  . . . . . . . . . . . . . . . .  200,000        2,050,000
Korea Fund, Incorporated  . . . . . . . . . . . . . . . .   55,000        1,079,375
Reuters Holdings, PLC, ADR  . . . . . . . . . . . . . . .   70,000        3,508,750
Thai Fund, Incorporated . . . . . . . . . . . . . . . . .   40,000        1,060,000
Wells Fargo & Company . . . . . . . . . . . . . . . . . .   25,000        4,506,250
                                                                       ------------
                                                                         15,136,875

HOTELS, MOTELS & OTHER LODGING PLACES-2.03%
Circus Circus Enterprises, Incorporated*  . . . . . . . .   90,000     $  3,172,500
Primadonna Resorts, Incorporated* . . . . . . . . . . . .   50,000        1,200,000
                                                                       ------------
                                                                          4,372,500
PERSONAL SERVICES-0.35%
Supercuts, Incorporated*  . . . . . . . . . . . . . . . .   95,000          748,125
                                                                       ------------

BUSINESS SERVICES-5.79%
Aaron Rents, Incorporated . . . . . . . . . . . . . . . .   50,000          750,000
Automatic Data Processing, Incorporated . . . . . . . . .   45,000        2,829,375
Diamond Multimedia Systems,
  Incorporated* . . . . . . . . . . . . . . . . . . . . .   50,000        1,025,000
First Data Corporation  . . . . . . . . . . . . . . . . .   35,000        1,990,625
The Interpublic Group of Companies,
  Incorporated  . . . . . . . . . . . . . . . . . . . . .   45,000        1,687,500
Microsoft Corporation*  . . . . . . . . . . . . . . . . .   30,000        2,711,250
Number Nine Visual Technology
  Corporation*  . . . . . . . . . . . . . . . . . . . . .   25,000          518,750
Softkey International Incorporated* . . . . . . . . . . .   30,000          956,250
                                                                       ------------
                                                                         12,468,750
MOTION PICTURES, AMUSEMENT & RECREATION SERVICES-5.15%
Anchor Gaming*  . . . . . . . . . . . . . . . . . . . . .  115,000        2,558,750
Carnival Corporation, Class A . . . . . . . . . . . . . .  150,000        3,506,250
The Walt Disney Company . . . . . . . . . . . . . . . . .   65,000        3,615,625
Mirage Resorts, Incorporated* . . . . . . . . . . . . . .   20,000          612,500
Regal Cinemas, Incorporated*  . . . . . . . . . . . . . .   25,000          800,000
                                                                       ------------
                                                                         11,093,125
HEALTH SERVICES-2.37%
Columbia/HCA-Healthcare Corporation
  of America  . . . . . . . . . . . . . . . . . . . . . .   60,000        2,595,000
Luxottica Group SPA, ADR  . . . . . . . . . . . . . . . .   30,000        1,113,750
Regency Health Services, Incorporated*  . . . . . . . . .   60,000          630,000
Surgical Care Affiliates, Incorporated  . . . . . . . . .   40,000          765,000
                                                                       ------------
                                                                          5,103,750
TOTAL COMMON STOCK
  (Cost $178,128,810) . . . . . . . . . . . . . . . . . .               207,879,937
                                                                       ------------
PREFFERED STOCKS-0.74%
PAPER, PRINTING & PUBLISHING-0.74%
The News Corporation, Ltd, ADR  . . . . . . . . . . . . .   80,000        1,600,000
                                                                       ------------
TOTAL PREFERRED STOCK
  (Cost $1,401,120) . . . . . . . . . . . . . . . . . . .                 1,600,000
                                                                       ------------

 Principal
   Amount                                                                  Value
   ------                                                                  -----
REPURCHASE AGREEMENT-2.71%
$5,826,000    Repurchase Agreement with State Street
              Bank & Trust Company, dated 06/30/95
              at 5.50%, to be repurchased at
              $5,828,670 on 07/03/95 collateralized
              by $4,525,000 U.S. Treasury Bond,
              9.25% due 02/15/16 (valued at
              $6,104,188, including interest) . . . . . .              $  5,826,000
                                                                       ------------
TOTAL INVESTMENTS (Pasadena
  Growth Trust) (Cost $185,355,930) . . . . . . . . . . .              $215,305,937
                                                                       ============

* Non-Income producing
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

EQUITY TRUST

COMMON STOCKS-94.96%                             Shares                  Value
                                                 ------                  -----
MINING-0.04%
Asia Pacific Resources Holding, Ltd,
  Class A*  . . . . . . . . . . . . . . . . . .   32,000             $   297,475
                                                                     -----------

OIL & GAS EXPLORATION-0.78%
British Petroleum, PLC, ADR . . . . . . . . . .   24,751               2,119,304
Schlumberger, Ltd . . . . . . . . . . . . . . .   30,700               1,907,238
Unocal Corporation  . . . . . . . . . . . . . .   11,900                 328,737
Western Atlas, Incorporated*  . . . . . . . . .   33,500               1,486,563
                                                                     -----------
                                                                       5,841,842
FOOD PRODUCTS-2.24%
Nabisco Holdings Corporation, Class A . . . . .   33,900                 915,300
PepsiCo, Incorporated . . . . . . . . . . . . .   55,900               2,550,438
Philip Morris Companies, Incorporated . . . . .  162,800              12,108,250
Ralcorp Holdings, Incorporated  . . . . . . . .   20,700                 473,512
Riviana Foods, Incorporated*  . . . . . . . . .   17,400                 231,637
RJR Nabisco Holdings Corporation  . . . . . . .   10,360                 288,785
Tyson Foods, Incorporated, Class A  . . . . . .    6,000                 138,750
                                                                     -----------
                                                                      16,706,672
TEXTILE MILL PRODUCTS & APPAREL-0.43%
Kellwood Company  . . . . . . . . . . . . . . .   14,200                 241,400
Liz Claiborne, Incorporated . . . . . . . . . .   12,800                 272,000
Nautica Enterprises, Incorporated*  . . . . . .    5,600                 203,000
Tommy Hilfiger Corporation* . . . . . . . . . .   88,200               2,469,600
                                                                     -----------
                                                                       3,186,000
LUMBER & WOOD PRODUCTS-0.01%
Boise Cascade Office Products*  . . . . . . . .    3,500                  77,875
                                                                     -----------

FURNITURE & FIXTURES-0.13%
Armstrong World Industries, Incorporated  . . .   11,400                 571,425
Heilig-Meyers Company . . . . . . . . . . . . .    3,800                  96,900
Leggett & Platt, Incorporated . . . . . . . . .    7,200                 316,800
                                                                     -----------
                                                                         985,125
PAPER, PRINTING & PUBLISHING-1.60%
Alco Standard Corporation . . . . . . . . . . .   23,700               1,893,038
Champion International Corporation  . . . . . .   92,900               4,842,413
Dow Jones Company, Incorporated . . . . . . . .   10,400                 383,500
International Paper Company . . . . . . . . . .   12,900               1,106,175
Stone Container Corporation . . . . . . . . . .      800                  17,000
Tambrands, Incorporated . . . . . . . . . . . .   12,800                 547,200
Time Warner, Incorporated . . . . . . . . . . .   32,100               1,320,113
Union Camp Corporation  . . . . . . . . . . . .   31,200               1,805,700
                                                                     -----------
                                                                      11,915,139
CHEMICAL PRODUCTS-6.38%
Airgas, Incorporated* . . . . . . . . . . . . .   28,700                 771,312
Allergan, Incorporated  . . . . . . . . . . . .   26,800                 726,950
Baxter International, Incorporated  . . . . . .   35,000               1,273,125
Biogen, Incorporated* . . . . . . . . . . . . .   82,700               3,680,150
Boston Scientific Corporation*  . . . . . . . .   40,200               1,281,375
Bristol-Myers Squibb Company  . . . . . . . . .   46,600               3,174,625
Cor Therapeutics, Incorporated* . . . . . . . .   15,200                 135,850
The Dow Chemical Company  . . . . . . . . . . .    8,400                 603,750
E.I. Du Pont De Nemours & Companies,
  Incorporated  . . . . . . . . . . . . . . . .   34,000               2,337,500
General Nutrition Companies, Incorporated*  . .   33,700              $1,183,712
Johnson & Johnson . . . . . . . . . . . . . . .  165,000              11,158,125
Medisense, Incorporated*  . . . . . . . . . . .   13,300                 257,687
Merck & Company, Incorporated . . . . . . . . .   68,800               3,371,200
Pfizer, Incorporated  . . . . . . . . . . . . .   39,600               3,658,050
Rhone-Poulenc Rorer, Incorporated . . . . . . .   27,900               1,140,413
Rohm and Haas Company . . . . . . . . . . . . .    1,800                  98,775
Schering-Plough Corporation . . . . . . . . . .  191,800               8,463,175
Serologicals Corporation* . . . . . . . . . . .    2,500                  26,562
Therapeutic Discovery Corporation, Class A* . .    3,000                  22,875
Union Carbide Corporation . . . . . . . . . . .   58,300               1,945,763
Warner-Lambert Company  . . . . . . . . . . . .   26,400               2,280,300
                                                                     -----------
                                                                      47,591,274
RUBBER & PLASTIC-0.09%
The Goodyear Tire and Rubber Company  . . . . .   16,400                 676,500
                                                                     -----------

LEATHER PRODUCTS-0.01%
Nine West Group, Incorporated*  . . . . . . . .    2,700                  98,550
                                                                     -----------

BUILDING MATERIAL & CONSTRUCTION-0.78%
Cemex, SA . . . . . . . . . . . . . . . . . . .   32,200                 116,178
Centex Corporation  . . . . . . . . . . . . . .   10,600                 299,450
Georgia-Pacific Corporation . . . . . . . . . .   61,000               5,291,750
Schuler Homes, Incorporated*  . . . . . . . . .   12,200                 149,450
                                                                     -----------
                                                                       5,856,828
METAL PRODUCTS-1.25%
Aluminum Company of America . . . . . . . . . .  181,900               9,117,738
Tyco International, Ltd . . . . . . . . . . . .    4,100                 221,400
                                                                     -----------
                                                                       9,339,138
INDUSTRIAL & COMMERCIAL MACHINERY-15.55%
Alantec Corporation*  . . . . . . . . . . . . .   16,600                 568,550
Apple Computer, Incorporated  . . . . . . . . .   31,700               1,472,069
Applied Materials, Incorporated*  . . . . . . .  156,000              13,513,500
Case Corporation  . . . . . . . . . . . . . . .   41,100               1,222,725
Caterpillar, Incorporated . . . . . . . . . . .   37,400               2,402,950
Cisco Systems, Incorporated*  . . . . . . . . .  254,400              12,863,100
Compaq Computer Corporation*  . . . . . . . . .  358,300              16,257,863
Dell Computer Corporation*  . . . . . . . . . .  101,800               6,120,725
Dialogic Corporation* . . . . . . . . . . . . .   10,000                 177,500
Digital Equipment Corporation*  . . . . . . . .   50,500               2,057,875
EMC Corporation*  . . . . . . . . . . . . . . .   58,200               1,411,350
Hewlett-Packard Company . . . . . . . . . . . .  107,200               7,986,400
Integrated Process Equipment Corporation* . . .   24,000                 847,500
International Business Machines
  Corporation . . . . . . . . . . . . . . . . .  215,900              20,726,400
Mercury Interactive Corporation*  . . . . . . .   20,400                 410,550
Microcom, Incorporated* . . . . . . . . . . . .   16,000                 240,000
Microtouch Systems, Incorporated* . . . . . . .   12,200                 250,862
Mohawk Industries, Incorporated*  . . . . . . .    9,800                 144,550
Network Peripherals, Incorporated*  . . . . . .   20,000                 436,250
Novellus Systems, Incorporated* . . . . . . . .   17,200               1,165,300
Oak Technology* . . . . . . . . . . . . . . . .   21,300                 785,775
Radius, Incorporated* . . . . . . . . . . . . .    5,500                  60,500
S 3, Incorporated*  . . . . . . . . . . . . . .   51,500               1,854,000
Seagate Technology* . . . . . . . . . . . . . .   47,900               1,880,075
Shaw Industries, Incorporated . . . . . . . . .   11,100                 188,700

* Non-Income producing
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    Shares            Value
                                                    ------            -----
INDUSTRIAL & COMMERCIAL MACHINERY-15.55%
Silicon Graphics, Incorporated* . . . . . . . . .   185,170       $  7,383,654
Stratus Computer, Incorporated* . . . . . . . . .    39,200          1,215,200
Sun Microsystems, Incorporated* . . . . . . . . .   122,300          5,931,550
Tandem Computers, Incorporated* . . . . . . . . .    42,700            688,537
Wang Laboratories, Incorporated*  . . . . . . . .    13,700            224,337
Xerox Corporation . . . . . . . . . . . . . . . .    48,000          5,628,000
                                                                  ------------
                                                                   116,113,347
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-21.56%
Adaptec, Incorporated*  . . . . . . . . . . . . .    34,700          1,283,900
ADC Telecommunications, Incorporated* . . . . . .    16,000            572,000
Alliance Semiconductor Corporation* . . . . . . .    52,300          2,562,700
Altera Corporation* . . . . . . . . . . . . . . .   101,200          4,376,900
Analog Devices, Incorporated* . . . . . . . . . .    93,650          3,184,100
Ascend Communications, Incorporated*  . . . . . .    38,000          1,919,000
Atmel Corporation*  . . . . . . . . . . . . . . .    54,800          3,034,550
Bay Networks, Incorporated* . . . . . . . . . . .   138,800          5,742,850
Cabletron Systems, Incorporated*  . . . . . . . .    70,900          3,775,425
Deere & Company . . . . . . . . . . . . . . . . .    58,100          4,974,813
Epic Design Technology, Incorporated* . . . . . .     9,700            344,350
Ericsson L.M. Telephone Company,
  ADR, Class B  . . . . . . . . . . . . . . . . .    44,000            880,000
General Electric Company  . . . . . . . . . . . .   216,500         12,205,187
General Instrument Corporation* . . . . . . . . .    36,700          1,408,363
Integrated Device Technology Incorporated*  . . .    16,800            777,000
Integrated Silicon Solution, Incorporated*  . . .    27,800          1,452,550
Intel Corporation . . . . . . . . . . . . . . . .   572,800         36,265,400
International Game Technology . . . . . . . . . .    19,400            298,275
Inter-Tel, Incorporated*  . . . . . . . . . . . .    10,600            160,325
James River Corporation of Virginia . . . . . . .     6,900            190,612
Komag, Incorporated*  . . . . . . . . . . . . . .    16,400            852,800
Leitch Technology Corporation*  . . . . . . . . .    14,100            230,979
Linear Technology Corporation . . . . . . . . . .    74,000          4,884,000
LSI Logic Corporation*  . . . . . . . . . . . . .    58,200          2,277,075
Maxim Intergrated Products, Incorporated* . . . .    79,200          4,039,200
Microchip Technology, Incorporated* . . . . . . .     4,000            145,500
Micron Technology, Incorporated . . . . . . . . .   190,500         10,453,687
Motorola, Incorporated  . . . . . . . . . . . . .   102,600          6,887,025
National Semiconductor Corporation* . . . . . . .    60,500          1,678,875
NETCOM On-Line Communication
  Services* . . . . . . . . . . . . . . . . . . .    16,600            423,300
Newbridge Network Corporation*  . . . . . . . . .   121,800          4,293,450
Nokia Corporation, ADR  . . . . . . . . . . . . .   147,800          8,812,575
Octel Communications Corporation* . . . . . . . .     2,100             61,425
Pairgain Technologies, Incorporated*  . . . . . .    14,100            269,662
Read-Rite Corporation*  . . . . . . . . . . . . .     1,000             26,750
Samsung Electronics, Ltd* . . . . . . . . . . . .       400             38,400
Scientific-Atlanta, Incorporated  . . . . . . . .    41,500            913,000
Sensormatic Electronic Corporation  . . . . . . .    21,400            759,700
SGS Thomson Microelectronic,
  Incorporated* . . . . . . . . . . . . . . . . .    13,700            556,562
Tellaboratories, Incorporated*  . . . . . . . . .    11,400            548,625
Tencor Instruments* . . . . . . . . . . . . . . .    84,300          3,456,300
Texas Instruments, Incorporated . . . . . . . . .    77,700         10,402,087
3Com Corporation* . . . . . . . . . . . . . . . .    78,200          5,239,400
Uniphase Corporation* . . . . . . . . . . . . . .    47,600          1,017,450
U.S. Robotics Corporation*  . . . . . . . . . . .    27,700          3,019,300
Whirlpool Corporation . . . . . . . . . . . . . .    24,400       $  1,342,000
Xilinx, Incorporated* . . . . . . . . . . . . . .    30,700          2,885,800
                                                                  ------------
                                                                   160,923,227
TRANSPORTATION EQUIPMENT-4.20%
AutoZone, Incorporated* . . . . . . . . . . . . .    82,900         $2,082,863
Chrysler Corporation  . . . . . . . . . . . . . .   168,500          8,066,938
Dana Corporation  . . . . . . . . . . . . . . . .    22,100            632,612
Ford Motor Company  . . . . . . . . . . . . . . .    88,300          2,626,925
General Motors Corporation  . . . . . . . . . . .   212,300          9,951,563
General Motors Corporation, Class E . . . . . . .   120,100          5,224,350
General Motors Corporation, Class H . . . . . . .    15,000            592,500
Magna International, Incorporated, Class A  . . .    17,500            772,187
Pep Boys (Manny, Moe & Jack)  . . . . . . . . . .    52,200          1,396,350
                                                                  ------------
                                                                    31,346,288
TRANSPORTATION-2.03%
AMR Corporation*  . . . . . . . . . . . . . . . .    65,700          4,902,863
Conrail, Incorporated . . . . . . . . . . . . . .    19,200          1,068,000
CSX Corporation . . . . . . . . . . . . . . . . .    72,800          5,469,100
J.B. Hunt Transport Services, Incorporated  . . .    15,300            281,137
Knight Transportation, Incorporated*  . . . . . .       900             12,150
Landstar Systems, Incorporated* . . . . . . . . .    44,900          1,156,175
M S Carriers, Incorporated* . . . . . . . . . . .     5,300            100,700
Northwest Airlines Corporation, Class A*  . . . .    17,600            622,600
PST Vans, Incorporated* . . . . . . . . . . . . .     4,400             27,775
Southwest Airlines Company  . . . . . . . . . . .    27,900            666,112
Swift Transportation Company,
  Incorporated* . . . . . . . . . . . . . . . . .    38,200            639,850
Werner Enterprises, Incorporated  . . . . . . . .    11,400            228,000
                                                                  ------------
                                                                    15,174,462
COMMUNICATION SERVICES-5.21%
AirTouch Communications, Incorporated*  . . . . .   160,535          4,575,248
ALC Communications Corporation* . . . . . . . . .    60,700          2,739,088
American Radio Systems Corporation,
  Class A*  . . . . . . . . . . . . . . . . . . .     2,400             54,600
American Telephone & Telegraph
  Corporation . . . . . . . . . . . . . . . . . .     4,700            249,687
Ameritech Corporation . . . . . . . . . . . . . .    77,400          3,405,600
Bellsouth Corporation . . . . . . . . . . . . . .    82,200          5,219,700
British Sky Broadcast Group, ADR* . . . . . . . .    25,400            663,575
Capital Cities/ABC Corporation  . . . . . . . . .     2,200            237,600
Cascade Communications Corporation* . . . . . . .    23,400          1,012,050
Clear Channel Communications* . . . . . . . . . .    14,600            939,875
Comcast Corporation, Class A  . . . . . . . . . .    27,400            508,612
HighwayMaster Communication,
  Incorporated* . . . . . . . . . . . . . . . . .     7,900            120,475
Infinity Broadcasting Corporation*  . . . . . . .    77,292          2,579,622
LCI International, Incorporated*  . . . . . . . .    31,300            958,562
NYNEX Corporation . . . . . . . . . . . . . . . .    66,500          2,676,625
SBC Communications Incorporated . . . . . . . . .   129,200          6,153,150
Sinclair Broadcast Group, Incorporated,
  Class A*  . . . . . . . . . . . . . . . . . . .     1,200             33,600
Tele-Communications, Incorporated,
  Class A*  . . . . . . . . . . . . . . . . . . .    55,000          1,289,063
Telefonos De Mexico SA, ADR . . . . . . . . . . .     8,600            254,775
Telephone & Data Systems, Incorporated  . . . . .     5,600            203,700
Valuevision International, Incorporated*  . . . .     1,700              7,756

* Non-Income producing
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                               Shares                Value
                                               ------                -----
COMMUNICATION SERVICES-CONTINUED
Vanguard Cellular System, Incorporated,
  Class A*  . . . . . . . . . . . . . . . . .   19,700              $   472,800
Viacom, Incorporated, Class A*  . . . . . . .    6,952                  323,268
Viacom, Incorporated, Class B*  . . . . . . .   72,173                3,347,023
Worldcom, Incorporated* . . . . . . . . . . .   33,200                  896,400
                                                                    -----------
                                                                     38,922,454
ELECTRIC, GAS & SANITARY SERVICES-1.07%
Browning-Ferris Industries, Incorporated  . .   23,400                3,775,063
Emmis Broadcasting Corporation, Class A*  . .    8,100                  220,725
Sanifill, Incorporated* . . . . . . . . . . .    6,300                  197,662
WMX Technologies, Incorporated  . . . . . . .   73,900                3,768,200
                                                                    -----------
                                                                      7,961,650
WHOLESALE & RETAIL TRADE-11.56%
American Eagle Outfitters, Incorporated*  . .   29,900                  470,925
Amgen Incorporated* . . . . . . . . . . . . .   35,600                2,863,575
ArcSys, Incorporated* . . . . . . . . . . . .      400                   13,600
Barnes & Noble, Incorporated* . . . . . . . .   26,400                  897,600
Bed Bath & Beyond, Incorporated*  . . . . . .   50,100                1,214,925
Brinker International, Incorporated*  . . . .    8,100                  139,725
Campo Electronics Appliances
  & Computers*  . . . . . . . . . . . . . . .   30,000                  198,750
Cardinal Health, Incorporated . . . . . . . .    2,100                   99,225
Circuit City Stores, Incorporated . . . . . .   30,400                  961,400
Cobra Golf, Incorporated* . . . . . . . . . .   31,100                  983,537
CompUSA, Incorporated*  . . . . . . . . . . .   86,000                2,859,500
Corporate Express, Incorporated*  . . . . . .   16,200                  346,275
Cygne Designs, Incorporated*  . . . . . . . .   29,600                  173,900
Danka Business Systems, PLC, ADR  . . . . . .   18,800                  454,725
Dayton-Hudson Corporation . . . . . . . . . .   75,700                5,431,475
DSC Communications Corporation* . . . . . . .  280,800               13,057,200
Ellett Brothers, Incorporated . . . . . . . .   25,300                  170,775
The Gap, Incorporated . . . . . . . . . . . .    8,000                  279,000
The Home Depot, Incorporated  . . . . . . . .   72,700                2,953,438
Just for Feet, Incorporated*  . . . . . . . .   17,500                  697,812
The Limited, Incorporated . . . . . . . . . .  135,600                2,983,200
Lowe's Companies, Incorporated  . . . . . . .  348,000               10,396,500
Medtronic, Incorporated . . . . . . . . . . .    5,200                  401,050
Microage, Incorporated* . . . . . . . . . . .    3,150                   44,887
Micro Warehouse, Incorporated*  . . . . . . .   56,900                2,617,400
Nike, Incorporated, Class B . . . . . . . . .   29,100                2,444,400
Office Depot, Incorporated* . . . . . . . . .  157,025                4,416,328
Office Max, Incorporated* . . . . . . . . . .  113,900                3,174,963
J.C. Penney & Company, Incorporated . . . . .    8,000                  384,000
Petco Animal Supplies, Incorporated*  . . . .   14,500                  337,125
Price/Costco, Incorporated* . . . . . . . . .   10,500                  170,625
Reebok International, Ltd . . . . . . . . . .   42,900                1,458,600
Remedy Corporation* . . . . . . . . . . . . .      700                   25,375
Sears Roebuck & Company . . . . . . . . . . .   38,700                2,317,163
Softkey International, Incorporated*  . . . .    9,400                  299,625
Staples, Incorporated*  . . . . . . . . . . .  230,250                6,648,469
Starbucks Corporation*  . . . . . . . . . . .   32,900                1,172,063
Sunglass Hut International, Incorporated* . .   38,800                1,358,000
Talbots, Incorporated . . . . . . . . . . . .   61,200                2,432,700
Tech Data Corporation*  . . . . . . . . . . .   26,000                  297,375
TJX Companies, Incorporated . . . . . . . . .   63,200                  837,400
Toy Biz, Incorporated, Class A* . . . . . . .      800                   14,500
U.S. Office Products Company* . . . . . . . .    1,900                  $22,800
Viking Office Products, Incorporated* . . . .   24,700                  904,637
Waban, Incorporated*  . . . . . . . . . . . .   19,400                  288,575
Wal-Mart Stores, Incorporated . . . . . . . .  242,800                6,494,900
Welcome Home, Incorporated* . . . . . . . . .   18,000                   61,875
                                                                    -----------
                                                                     86,271,897
EATING & DRINKING PLACES-0.32%
Apple South, Incorporated . . . . . . . . . .   52,650                1,026,675
Applebee s International, Incorporated  . . .   19,700                  507,275
Landry's Seafood Restaurants,
  Incorporated* . . . . . . . . . . . . . . .   12,600                  252,000
Outback Steakhouse, Incorporated* . . . . . .   21,600                  623,700
                                                                    -----------
                                                                      2,409,650
BANKING & FINANCE-5.26%
American Express Company  . . . . . . . . . .  195,300                6,859,913
Bank One Corporation  . . . . . . . . . . . .   16,400                  528,900
Federal Home Loan Mortgage Corporation  . . .  147,000               10,106,250
Federal National Mortgage Association . . . .  170,600               16,100,375
First USA, Incorporated . . . . . . . . . . .   18,900                  838,687
Green Tree Financial Corporation  . . . . . .   39,900                1,770,563
Household International Corporation . . . . .      700                   34,650
Nationsbank Corporation . . . . . . . . . . .   56,300                3,019,088
                                                                    -----------
                                                                     39,258,426
SECURITY & COMMODITY BROKERS-1.14%
Merrill Lynch & Company, Incorporated . . . .  115,800                6,079,500
Morgan Stanley Group, Incorporated  . . . . .    5,300                  429,300
Charles Schwab Corporation  . . . . . . . . .   46,000                1,995,250
                                                                    -----------
                                                                      8,504,050
INSURANCE-0.14%
The Travelers Group, Incorporated . . . . . .   23,199                1,014,956
                                                                    -----------
HOLDING & INVESTMENT COMPANIES-0.88%
Bank of Boston Corporation  . . . . . . . . .    7,600                  285,000
Bank of New York, Incorporated  . . . . . . .   44,100                1,780,538
Beneficial Corporation  . . . . . . . . . . .   29,000                1,276,000
Chemical Banking Corporation  . . . . . . . .   40,400                1,908,900
Price Enterprises, Incorporated*  . . . . . .   93,200                1,281,500
                                                                    -----------
                                                                      6,531,938
HOTELS, MOTELS & OTHER LODGING PLACES-0.04%
La Quinta Inns, Incorporated  . . . . . . . .   10,500                  283,500
Studio Plus America, Incorporated . . . . . .    1,700                   28,475
                                                                    -----------
                                                                        311,975
BUSINESS SERVICES-9.44%
Adobe Systems, Incorporated . . . . . . . . .   29,900                1,734,200
Affiliated Computer Services, Incorporated* .    2,000                   61,000
America OnLine, Incorporated* . . . . . . . .   38,200                1,680,800
Brock Control System, Incorporated* . . . . .    4,400                   35,200
Broderbund Software, Incorporated*  . . . . .   33,700                2,148,375
Burlington Resources, Incorporated  . . . . .   14,600                  538,375
Cadence Design Systems, Incorporated* . . . .  136,400                4,415,950
Ceridian Corporation* . . . . . . . . . . . .   17,600                  649,000
Cirrus Logic, Incorporated* . . . . . . . . .    5,000                  313,437
Computer Associates International,
  Incorporated  . . . . . . . . . . . . . . .   35,000                2,371,250
Computer Sciences Corporation*  . . . . . . .    3,800                  216,125
CUC International, Incorporated*  . . . . . .   94,350                3,962,700

* Non-Income producing
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           Shares          Value
                                                           ------          -----
BUSINESS SERVICES-CONTINUED
Electronic Arts*  . . . . . . . . . . . . . . . . . . . .   57,300     $  1,554,263
Equifax, Incorporated . . . . . . . . . . . . . . . . . .   20,700          690,862
Firefox Communications, Incorporated* . . . . . . . . . .      400           10,300
First Financial Management Corporation  . . . . . . . . .   16,200        1,385,100
Global DirectMail Corporation*  . . . . . . . . . . . . .    7,100          140,225
Informix Corporation* . . . . . . . . . . . . . . . . . .   62,200        1,578,325
Inso Corporation* . . . . . . . . . . . . . . . . . . . .    7,200          430,200
Integrated Silicon Systems, Incorporated* . . . . . . . .    4,500          169,875
Marcam Corporation* . . . . . . . . . . . . . . . . . . .   18,000          245,250
Maxis, Incorporated*  . . . . . . . . . . . . . . . . . .    6,900          183,712
MICROS Systems, Incorporated* . . . . . . . . . . . . . .   20,700          683,100
Microsoft Corporation*  . . . . . . . . . . . . . . . . .  149,500       13,511,062
Novell, Incorporated* . . . . . . . . . . . . . . . . . .  296,900        5,919,444
Oracle Systems Corporation* . . . . . . . . . . . . . . .  448,450       17,321,381
Parametric Technology Corporation*  . . . . . . . . . . .  119,000        5,920,250
Paychex, Incorporated . . . . . . . . . . . . . . . . . .   13,650          494,812
Peoplesoft, Incorporated* . . . . . . . . . . . . . . . .   19,400        1,052,450
Spectrum Holobyte, Incorporated*  . . . . . . . . . . . .   12,000          171,750
Synopsys, Incorporated* . . . . . . . . . . . . . . . . .   14,100          883,012
Uunet Technology, Incorporated* . . . . . . . . . . . . .      700           19,250
                                                                       ------------
                                                                         70,491,035
MOTION PICTURES, AMUSEMENT & RECREATION
SERVICES-0.79%
Carnival Corporation, Class A . . . . . . . . . . . . . .   39,200          916,300
The Walt Disney Company . . . . . . . . . . . . . . . . .   53,100        2,953,688
Hollywood Entertainment Corporation*  . . . . . . . . . .   30,950        1,392,750
Mirage Resorts, Incorporated* . . . . . . . . . . . . . .   21,000          643,125
                                                                       ------------
                                                                          5,905,863
HEALTH SERVICES-1.27%
Becton Dickinson & Company  . . . . . . . . . . . . . . .   43,000        2,504,750
Columbia/HCA-Healthcare Corporation
  of America  . . . . . . . . . . . . . . . . . . . . . .   93,580        4,047,335
Healthsouth Rehabilitation Corporation* . . . . . . . . .   81,000        1,407,375
Lincare Holdings, Incorporated* . . . . . . . . . . . . .   16,600          440,938
Living Centers of America, Incorporated*  . . . . . . . .    3,900          105,788
St. Jude Medical, Incorporated* . . . . . . . . . . . . .   19,700          987,462
                                                                       ------------
                                                                          9,493,648
EDUCATIONAL & SOCIAL SERVICES-0.02%
Apollo Group, Incorporated, Class A*  . . . . . . . . . .    4,533          120,124
                                                                       ------------

ENGINEERING, ACCOUNTING & RESEARCH MANAGEMENT-0.74%
Alza Corporation* . . . . . . . . . . . . . . . . . . . .   53,700        1,255,238
Elan Corporation, PLC, ADR* . . . . . . . . . . . . . . .   91,450        3,726,588
Elan Corporation, PLC*  . . . . . . . . . . . . . . . . .      144            5,256
Genetics Institute, Incorporated* . . . . . . . . . . . .    5,100          172,125
Petroleum Geo Services A/S, ADR*  . . . . . . . . . . . .   13,300          382,375
                                                                       ------------
                                                                          5,541,582
TOTAL COMMON STOCKS
  (Cost $564,439,634) . . . . . . . . . . . . . . . . . .              $708,868,990
                                                                       ------------
PREFFERED STOCK-0.05%
BUSINESS SERVICES-0.05%
Sap AG  . . . . . . . . . . . . . . . . . . . . . . . . .      300          378,010
                                                                       ------------
TOTAL PREFERRED STOCK  (Cost $0)  . . . . . . . . . . . .              $    378,010
                                                                       ------------

 Principal
   Amount                                                                 Value
   ------                                                                 -----
REPURCHASE AGREEMENT-4.99%
$37,233,000   Repurchase Agreement with State Street
              Bank & Trust Company, dated 06/30/95
              at 5.50%, to be repurchased at
              $37,250,065 on 07/03/95, collateralized
              by $34,575,000 U.S.Treasury Bond,
              7.50% due 11/15/16 (valued at
              $38,302,147, including interest)                         $ 37,233,000
                                                                       ------------
TOTAL INVESTMENTS (Equity Trust)
  (Cost $601,672,634) . . . . . . . . . . . . . . . . . .              $746,480,000
                                                                       ============

VALUE EQUITY TRUST

COMMON STOCKS-77.26%                                       Shares          Value
                                                           ------          -----
OIL & GAS EXPLORATIONS-2.74%
Tenneco, Incorporated . . . . . . . . . . . . . . . . . .  182,200     $  8,381,200
                                                                       ------------
TEXTILE MILL PRODUCT-0.70%
Warnaco Group, Incorporated . . . . . . . . . . . . . . .  106,600        2,132,000
                                                                       ------------
LUMBER & WOOD PRODUCT-2.40%
Champion International Corporation  . . . . . . . . . . .  141,100        7,354,837
                                                                       ------------
PAPER, PRINTING & PUBLISHING-4.44%
First Brands Corporation  . . . . . . . . . . . . . . . .   67,900        2,911,213
John H. Harland Company . . . . . . . . . . . . . . . . .    9,600          219,600
Stone Container Corporation*  . . . . . . . . . . . . . .  492,100       10,457,125
                                                                       ------------
                                                                         13,587,938
CHEMICAL PRODUCTS-3.30%
Fisher Scientific International,
  Incorporated  . . . . . . . . . . . . . . . . . . . . .  148,900        4,932,313
Geon Company  . . . . . . . . . . . . . . . . . . . . . .  179,200        5,152,000
                                                                       ------------
                                                                         10,084,313
RUBBER & PLASTIC-3.23%
Millipore Corporation . . . . . . . . . . . . . . . . . .  146,900        9,882,000
                                                                       ------------
LEATHER PRODUCTS-0.18%
L.A. Gear, Incorporated*. . . . . . . . . . . . . . . . .  235,600          559,550
                                                                       ------------
BUILDING MATERIAL & CONSTRUCTION-3.71%
Georgia-Pacific Corporation.  . . . . . . . . . . . . . .  130,800       11,346,900
                                                                       ------------
METAL PRODUCTS-6.29%
Keystone International, Incorporated  . . . . . . . . . .  124,200        2,437,425
Quanex Corporation  . . . . . . . . . . . . . . . . . . .  164,000        4,059,000
Snap-On Corporation . . . . . . . . . . . . . . . . . . .  259,500       10,055,625
Trinity Industries, Incorporated  . . . . . . . . . . . .   81,400        2,706,550
                                                                       ------------
                                                                         19,258,600
INDUSTRIAL & COMMERCIAL MACHINERY-3.71%
Harnischfefger Industries, Incorporated . . . . . . . . .  290,100       10,044,712
Stewart & Stevenson Services,
  Incorporated  . . . . . . . . . . . . . . . . . . . . .   35,700        1,298,588
                                                                       ------------
                                                                         11,343,300

* Non-Income producing
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                               Shares         Value
                                                               ------         -----
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-5.18%
Analog Devices, Incorporated* . . . . . . . . . . . . . . . .  145,950    $  4,962,300
National Semiconductor Corporation* . . . . . . . . . . . . .   33,400         926,850
Varian Associates, Incorporated . . . . . . . . . . . . . . .  180,200       9,956,050
                                                                          ------------
                                                                            15,845,200
TRANSPORTATION EQUIPMENT-11.93%
General Motors Corporation  . . . . . . . . . . . . . . . . .  210,600       9,871,875
Lear Seating Corporation* . . . . . . . . . . . . . . . . . .  329,500       7,537,312
McDonnell Douglas Corporation . . . . . . . . . . . . . . . .  143,300      10,998,275
Northrop Grumman Corporation  . . . . . . . . . . . . . . . .  155,400       8,100,225
                                                                          ------------
                                                                            36,507,687
TRANSPORTATION-4.36%
Consolidated Freightways, Incorporated  . . . . . . . . . . .  427,500       9,458,438
Kirby Corporation*  . . . . . . . . . . . . . . . . . . . . .  244,300       3,878,262
                                                                          ------------
                                                                            13,336,700
WHOLESALE & RETAIL TRADE-13.93%
Amgen, Incorporated*  . . . . . . . . . . . . . . . . . . . .   38,900       3,129,019
AnnTaylor Stores Corporation* . . . . . . . . . . . . . . . .   68,100       1,583,325
Charming Shoppes, Incorporated  . . . . . . . . . . . . . . .  931,000       4,887,750
Dillard Department Stores, Incorporated . . . . . . . . . . .  376,100      11,047,938
Musicland Stores, Incorporated* . . . . . . . . . . . . . . .  391,100       4,008,775
Service Merchandise Company,
  Incorporated* . . . . . . . . . . . . . . . . . . . . . . .  531,900       2,792,475
TJX Companies, Incorporated . . . . . . . . . . . . . . . . .  787,600      10,435,700
Universal Corporation . . . . . . . . . . . . . . . . . . . .  226,000       4,746,000
                                                                          ------------
                                                                            42,630,982
BANKING & FINANCE-3.06%
Citicorp  . . . . . . . . . . . . . . . . . . . . . . . . . .  143,000       8,276,125
Federal Home Loan Mortgage Corporation  . . . . . . . . . . .    7,900         543,125
FirstFed Financial Corporation* . . . . . . . . . . . . . . .   10,400         152,100
Keycorp . . . . . . . . . . . . . . . . . . . . . . . . . . .   12,601         395,356
                                                                          ------------
                                                                             9,366,706
INSURANCE-3.15%
Integon Corporation . . . . . . . . . . . . . . . . . . . . .   53,800         914,600
PartnerRe Holdings  . . . . . . . . . . . . . . . . . . . . .  298,100       7,787,862
PennCorp Financial Group, Incorporated  . . . . . . . . . . .   49,900         923,150
                                                                          ------------
                                                                             9,625,612
BUSINESS SERVICES-2.42%
Valassis Communications, Incorporated*  . . . . . . . . . . .   42,000       7,403,500
                                                                          ------------
HEALTH SERVICES-2.53%
Tenet Healthcare Corporation* . . . . . . . . . . . . . . . .  537,600       7,728,000
                                                                          ------------
TOTAL COMMON STOCK
  (Cost $204,128,227) . . . . . . . . . . . . . . . . . . . .             $236,375,025
                                                                          ------------

 Principal
   Amount                                                                    Value
   ------                                                                    -----
REPURCHASE AGREEMENT-22.74%
$69,585,000   Repurchase Agreement with State Street Bank
              & Trust Company dated 06/30/95 at 6.00%, to
              be repurchased at $69,619,793 on 07/03/95,
              collateralized by $69,535,000 U.S. Treasury
              Note, 6.50% due 05/15/97 (valued at
              $71,544,909, including interest)  . . . . . . .             $ 69,585,000
                                                                          ------------

TOTAL INVESTMENTS
  (Value Equity Trust) (Cost $273,713,227)  . . . . . . . . .             $305,960,025
                                                                          ============

GROWTH AND INCOME TRUST

COMMON STOCKS-89.57%                                           Shares         Value
                                                               ------         -----
OIL & GAS EXPLORATION-7.90%
Amoco Corporation . . . . . . . . . . . . . . . . . . . . . .   96,000    $  6,396,000
Atlantic Richfield Company  . . . . . . . . . . . . . . . . .   60,000       6,585,000
Chevron Corporation . . . . . . . . . . . . . . . . . . . . .  132,000       6,154,500
Exxon Corporation . . . . . . . . . . . . . . . . . . . . . .  138,000       9,746,250
Unocal Corporation  . . . . . . . . . . . . . . . . . . . . .  430,000      11,878,750
                                                                          ------------
                                                                            40,760,500
FOOD PRODUCTS-4.43%
Anheuser-Busch Companies,
  Incorporated  . . . . . . . . . . . . . . . . . . . . . . .  100,000       5,687,500
General Mills, Incorporated . . . . . . . . . . . . . . . . .  117,000       6,010,875
PepsiCo, Incororated  . . . . . . . . . . . . . . . . . . . .  115,000       5,246,875
Sara Lee Corporation  . . . . . . . . . . . . . . . . . . . .  207,000       5,899,500
                                                                          ------------
                                                                            22,844,750
PAPER, PRINTING & PUBLISHING-7.94%
Gannett Company, Incorporated . . . . . . . . . . . . . . . .  185,000      10,036,250
International Paper Company . . . . . . . . . . . . . . . . .  140,000      12,005,000
Kimberly-Clark Corporation  . . . . . . . . . . . . . . . . .  145,000       8,681,875
Minnesota Mining & Manufacturing
  Company . . . . . . . . . . . . . . . . . . . . . . . . . .  179,000      10,247,750
                                                                          ------------
                                                                            40,970,875
CHEMICAL PRODUCTS-13.14%
Abbott Laboratories . . . . . . . . . . . . . . . . . . . . .  160,000       6,480,000
Bristol-Myers Squibb Company  . . . . . . . . . . . . . . . .   60,000       4,087,500
The Dial Corporation  . . . . . . . . . . . . . . . . . . . .  195,000       4,826,250
The Dow Chemical Company  . . . . . . . . . . . . . . . . . .  110,900       7,970,937
Engelhard Corporation . . . . . . . . . . . . . . . . . . . .  180,000       7,717,500
Hafslund Nycomed, ADR, Class B  . . . . . . . . . . . . . . .  210,000       4,856,250
Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . .   97,000       6,559,625
Morton International, Incorporated  . . . . . . . . . . . . .  270,000       7,897,500
Pfizer, Incorporated  . . . . . . . . . . . . . . . . . . . .  118,000      10,900,250
Zeneca Group, PLC, ADR  . . . . . . . . . . . . . . . . . . .  127,500       6,534,375
                                                                          ------------
                                                                            67,830,187
RUBBER & PLASTIC-1.82%
Goodyear Tire & Rubber Company  . . . . . . . . . . . . . . .  132,000       5,445,000
Rubbermaid, Incorporated  . . . . . . . . . . . . . . . . . .  143,000       3,968,250
                                                                          ------------
                                                                             9,413,250
BUILDING MATERIAL & CONSTRUCTION-1.28%
Georgia-Pacific Corporation . . . . . . . . . . . . . . . . .   76,200       6,610,350
                                                                          ------------

METAL PRODUCTS-2.09%
Alcan Aluminium, Ltd  . . . . . . . . . . . . . . . . . . . .  356,000      10,769,000
                                                                          ------------

INDUSTRIAL & COMMERCIAL MACHINERY-8.50%
Black & Decker Corporation  . . . . . . . . . . . . . . . . .  288,100       8,895,087
Dresser Industries, Incorporated  . . . . . . . . . . . . . .  280,000       6,230,000
Foster Wheeler Corporation  . . . . . . . . . . . . . . . . .   93,000       3,278,250
Hewlett-Packard Company . . . . . . . . . . . . . . . . . . .  115,000       8,567,500
Illinois Tool Works, Incorporated . . . . . . . . . . . . . .  111,000       6,105,000
International Business Machines
  Corporation . . . . . . . . . . . . . . . . . . . . . . . .   40,000       3,840,000
York International Corporation  . . . . . . . . . . . . . . .  154,200       6,939,000
                                                                          ------------
                                                                            43,854,837

* Non-Income producing
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                               Shares           Value
                                                               ------           -----
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-4.93%
AMP, Incorporated . . . . . . . . . . . . . . . . . . . . . .  194,000     $  8,196,500
General Electric Company  . . . . . . . . . . . . . . . . . .  110,000        6,201,250
Hubbell, Incorporated, Class B  . . . . . . . . . . . . . . .  100,000        5,650,000
Nokia Corporation, ADR  . . . . . . . . . . . . . . . . . . .   90,200        5,378,175
                                                                           ------------
                                                                             25,425,925
TRANSPORTATION EQUIPMENT-2.60%
Chrysler Corporation  . . . . . . . . . . . . . . . . . . . .  149,451        7,154,957
Northrop Grumman Corporation  . . . . . . . . . . . . . . . .  120,000        6,255,000
                                                                           ------------
                                                                             13,409,957
TRUCKING, WAREHOUSING AND STORAGE-0.32%
Storage USA, Incorporated . . . . . . . . . . . . . . . . . .   58,200        1,651,425
                                                                           ------------

COMMUNICATION SERVICES-9.09%
American Telephone & Telegragh
  Company . . . . . . . . . . . . . . . . . . . . . . . . . .  159,000        8,446,875
BCE, Incorporated . . . . . . . . . . . . . . . . . . . . . .  202,000        6,489,250
NYNEX Corporation . . . . . . . . . . . . . . . . . . . . . .  203,400        8,186,850
U.S. West, Incorporated . . . . . . . . . . . . . . . . . . .  243,860       10,150,672
Viacom, Incorporated, Class B*  . . . . . . . . . . . . . . .  160,000        7,420,000
VodaFone Group, PLC, ADR  . . . . . . . . . . . . . . . . . .  165,000        6,249,375
                                                                           ------------
                                                                             46,943,022
ELECTRIC, GAS & SANITARY SERVICES-2.31%
Niagara Mohawk Power Corporation  . . . . . . . . . . . . . .  186,700        2,753,825
Pacific Gas & Electric Company  . . . . . . . . . . . . . . .  165,000        4,785,000
Pinnacle West Capital Corporation . . . . . . . . . . . . . .  180,000        4,410,000
                                                                           ------------
                                                                             11,948,825
WHOLESALE & RETAIL TRADE-6.12%
May Department Stores Company . . . . . . . . . . . . . . . .  160,000        6,660,000
McKesson Corporation  . . . . . . . . . . . . . . . . . . . .  183,000        8,555,250
J.C. Penney Company, Incorporated . . . . . . . . . . . . . .  128,000        6,144,000
Rite Aid Corporation  . . . . . . . . . . . . . . . . . . . .  190,000        4,868,750
Wal-Mart Stores, Incorporated . . . . . . . . . . . . . . . .  200,000        5,350,000
                                                                           ------------
                                                                             31,578,000
BANKING & FINANCE-5.47%
Citicorp  . . . . . . . . . . . . . . . . . . . . . . . . . .  139,000        8,044,625
Federal National Mortgage Association . . . . . . . . . . . .   54,900        5,181,188
Fleet Financial Group, Incorporated . . . . . . . . . . . . .  238,000        8,835,750
Republic of New York Corporation  . . . . . . . . . . . . . .  110,000        6,160,000
                                                                           ------------
                                                                             28,221,563
INSURANCE-3.87%
Chubb Corporation . . . . . . . . . . . . . . . . . . . . . .  126,000       10,095,750
General Re Corporation  . . . . . . . . . . . . . . . . . . .   36,000        4,819,500
Marsh & McLennan Companies  . . . . . . . . . . . . . . . . .   62,400        5,062,200
                                                                           ------------
                                                                             19,977,450
REAL ESTATE-0.73%
Post Properties, Incorporated . . . . . . . . . . . . . . . .  125,000        3,781,250
                                                                           ------------

HOLDING & INVESTMENT COMPANIES-3.42%
J.P. Morgan & Company, Incorporated . . . . . . . . . . . . .  170,000       11,921,250
Safeco Corporation  . . . . . . . . . . . . . . . . . . . . .  100,000        5,743,750
                                                                           ------------
                                                                             17,665,000


BUSINESS SERVICES-3.61%
The Dun & Bradstreet Corporation  . . . . . . . . . . . . . .  140,000     $  7,350,000
Novell, Incorporated* . . . . . . . . . . . . . . . . . . . .  265,000        5,283,438
Policy Management Systems Corporation*  . . . . . . . . . . .  130,000        5,980,000
                                                                           ------------
    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                18,613,438
TOTAL COMMON STOCKS
  (Cost $390,610,720) . . . . . . . . . . . . . . . . . . . .              $462,269,604
                                                                           ------------
PREFERRED STOCKS-4.94%
TRANSPORTATION EQUIPMENT-1.32%
Ford Motor Company, Series A  . . . . . . . . . . . . . . . .   70,000        6,798,750
                                                                           -----------
REAL ESTATE-0.99%
Security Capital Pacific Trust  . . . . . . . . . . . . . . .  230,550        5,129,738
                                                                           -----------
HEALTH SERVICES-1.01%
Beverly Enterprises, Incorporated . . . . . . . . . . . . . .  100,000        5,225,000
                                                                           ------------
BUSINESS SERVICES-1.62%
Ceridian Corporation  . . . . . . . . . . . . . . . . . . . .  100,000        8,350,000
                                                                           ------------

TOTAL PREFERRED STOCKS
  (Cost $22,829,080)  . . . . . . . . . . . . . . . . . . . .              $ 25,503,488
                                                                           ------------

 Principal
  Amount                                                       Maturity       Value
  ------                                                       --------       -----
CONVERTIBLE BONDS-2.36%
OIL & GAS EXPLORATION-1.31%
$7,000,000  Noble Affiliates,
            Incorporated, 4.25%   . . . . . . . . . . . . . .  01/01/03    $  6,737,500
                                                                           ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-1.05%
 3,300,000  General Instrument
            Corporation, 5.00%  . . . . . . . . . . . . . . .  06/15/00       5,445,000
                                                                           ------------
TOTAL CONVERTIBLE BONDS
  (Cost $10,777,495)  . . . . . . . . . . . . . . . . . . . .              $ 12,182,500
                                                                           ------------

 Principal
  Amount                                                                       Value
  ------                                                                       -----
REPURCHASE AGREEMENT-3.13%
$16,147,000   Repurchase Agreement with UBS
              Securities, dated 06/30/95 at 6.125%, to be
              repurchased at $16,155,242 on 07/03/95,
              collateralized by $16,680,000 U.S. Treasury
              Note, 5.75%, due 08/15/03 (valued at
              $16,500,788, including interest)  . . . . . . .              $ 16,147,000
                                                                           ------------

TOTAL INVESTMENTS  (Growth and
 Income Trust)  (Cost $440,364,295) . . . . . . . . . . . . .              $516,102,592
                                                                           ============

* Non-Income producing
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

STRATEGIC BOND TRUST

 Principal
   Amount                                      Maturity                Value
   ------                                      --------                -----
U.S. TREASURY OBLIGATIONS-8.45%
U.S. TREASURY NOTES-8.45%
 $1,000,000 6.25%   . . . . . . . . . . . . .  05/31/00            $ 1,010,620
    500,000 6.75%   . . . . . . . . . . . . .  04/30/00                515,155
  5,000,000 11.875%   . . . . . . . . . . . .  11/15/03              6,813,300
                                                                   -----------
              . . . . . . . . . . . . . . . .                        8,339,075
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $7,889,522) . . . . . . . . . . . . .                      $ 8,339,075
                                                                   -----------

U. S. GOVERNMENT AGENCY AND
MORTGAGE - BACKED OBLIGATIONS-7.94%
FEDERAL HOME LOAN BANK-2.53%
    500,000 5.94%   . . . . . . . . . . . . .  06/13/00                494,983
  1,500,000 6.59%   . . . . . . . . . . . . .  08/11/97              1,496,250
  3,318,132 759.50%, IO   . . . . . . . . . .  07/15/06                510,992
                                                                   -----------
                                                                     2,502,225
FEDERAL HOME LOAN MORTGAGE CORPORATION-3.02%
  2,104,801 8.00%   . . . . . . . . . . . . .  05/01/10              2,144,708
    815,452 8.50%   . . . . . . . . . . . . .  05/01/08                842,232
                                                                   -----------
                                                                     2,986,940
FEDERAL NATIONAL MORTGAGE ASSOCIATION-2.38%
  2,400,000 6.50%   . . . . . . . . . . . . .  05/01/25              2,349,334
                                                                   -----------
 . . . . . . . . . . . . . . . . . . . . . . .
TOTAL U.S. GOVERNMENT AGENCY AND
  MORTGAGE - BACKED OBLIGATIONS
  (Cost $7,714,799) . . . . . . . . . . . . .                      $ 7,838,499
                                                                   -----------

FOREIGN GOVERNMENT OBLIGATIONS-36.26%
GOVERNMENT OF ARGENTINA-3.59%
         5,800,000 FRN, Series L  . . . . . .  03/31/05              3,545,250
                                                                   -----------

GOVERNMENT OF BELGIUM-0.63%
BEF      5,000,000 6.50%  . . . . . . . . . .  03/31/05                163,028
BEF     12,000,000 9.00%  . . . . . . . . . .  07/30/98                454,545
                                                                   -----------
              . . . . . . . . . . . . . . . .                          617,574
GOVERNMENT OF BRAZIL-6.22%
$        2,601,000 4.00%, Series C  . . . . .  04/15/14              1,277,741
         1,250,000 6.00%  . . . . . . . . . .  09/15/13                603,125
         3,637,500 FRN  . . . . . . . . . . .  01/01/01              2,928,188
         3,000,000 FRN. . . . . . . . . . . .  04/15/24              1,331,250
                                                                   -----------
                                                                     6,140,304
GOVERNMENT OF BULGARIA-3.37%
         3,000,000 FRN  . . . . . . . . . . .  07/28/11              1,252,500
         2,250,000 FRN, Series A  . . . . . .  07/28/24              1,113,750
         3,750,000 FRN, Series A  . . . . . .  07/28/12                956,250
                                                                   -----------
                                                                     3,322,500
GOVERNMENT OF COSTA RICA-0.35%
           700,000 6.25%, Series B  . . . . .  05/21/15                346,500
                                                                   -----------

GOVERNMENT OF DENMARK-0.31%
DKK        600,000 7.00%  . . . . . . . . . .  12/15/04                100,213
DKK      1,200,000 9.00%  . . . . . . . . . .  10/20/00                210,529
                                                                   -----------
                                                                       310,742

GOVERNMENT OF FRANCE-1.42%
FRF      2,300,000 7.50%  . . . . . . . . . .  04/25/05               $470,549
FRF      4,400,000 8.00%  . . . . . . . . . .  05/12/98                933,195
                                                                   -----------
                                                                     1,403,743
GOVERNMENT OF GERMANY-4.11%
DEM      2,350,000 Bundes Obligation
                   6.375%   . . . . . . . . .  05/20/98              1,731,677
DEM      3,230,000 6.875%   . . . . . . . . .  05/12/05              2,326,413
                                                                   -----------
                                                                     4,058,090
GOVERNMENT OF ITALY-0.99%
ITL    195,000,000 9.50%  . . . . . . . . . .  12/01/17                113,133
ITL  1,670,000,000 9.50%, BTPS  . . . . . . .  01/01/05                863,756
                                                                   -----------
                                                                       976,889
GOVERNMENT OFJAPAN-4.24%
Y.      41,300,000 4.60%  . . . . . . . . . .  03/21/05                554,922
Y.     281,500,000 4.90%  . . . . . . . . . .  03/20/98              3,636,201
                                                                   -----------
                                                                     4,191,123
GOVERNMENT OF MEXICO-2.31%
$        1,250,000 6.25%, Series A  . . . . .  12/31/19                759,375
         2,500,000 6.25%, Series B  . . . . .  12/31/19              1,518,750
         1,538,000 Mexican United States
                   Rights   . . . . . . . . .  12/31/19                      2
                                                                   -----------
                                                                     2,278,127
GOVERNMENT OF NETHERLANDS-0.76%
NLG        850,000 6.25%  . . . . . . . . . .  07/15/98                556,025
NLG        300,000 7.00%  . . . . . . . . . .  06/15/05                193,127
                                                                   -----------
                                                                       749,151
GOVERNMENT OF POLAND-6.06%
$       10,000,000 Poland Bear PDI,
                   Step up to 3.25%   . . . .  10/27/14              5,987,500
                                                                   -----------
GOVERNMENT OF SPAIN-0.79%
ESP    105,500,000 10.00%   . . . . . . . . .  02/28/05                783,030
                                                                   -----------
GOVERNMENT OF UNITED KINGDOM-1.11%
L.         340,000 7.25%  . . . . . . . . . .  03/30/98                532,406
L.         355,000 8.50%, Treasury  . . . . .  12/07/05                566,479
                                                                   -----------
                                                                     1,098,885
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS  (Cost $35,536,814) . . . . . . .                      $35,809,406
                                                                   -----------

CORPORATE BONDS-41.14%
OIL & GAS EXPLORATION-1.59%
  1,500,000 Petro PSC Property, 12.50%  . . .  06/01/02              1,567,500
                                                                   -----------
CHEMICALS, RUBBER & PLASTIC-2.36%
  1,000,000 Harris Chemical, 10.25%   . . . .  07/15/01                907,500
  1,500,000 Foamex International,
            11.875%   . . . . . . . . . . . .  10/01/04              1,425,000
                                                                   -----------
                                                                     2,332,500
PAPER, PRINTING & PUBLISHING-1.00%
  1,000,000 Stone Container Corporation,
            9.875%  . . . . . . . . . . . . .  02/01/01                991,250
                                                                   -----------
METAL & METAL PRODUCTS-2.75%
  1,000,000 Renco Metals, Incorporated,
            12.00%  . . . . . . . . . . . . .  07/15/00              1,005,000

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

 Principal
   Amount                                                        Maturity        Value
   ------                                                        --------        -----
METAL & METAL PRODUCTS-2.75%
 $1,600,000  Ucar Global Enterprises,
     12.00%   . . . . . . . . . . . . . . . . . . . . . . . . .  01/15/05     $ 1,714,000
                                                                              -----------
                                                                                2,719,000
INDUSTRIAL & COMMERICAL MACHINERY-6.33%
  1,000,000  Aftermarket Technology
             Corporation, 12.00%  . . . . . . . . . . . . . . .  08/01/04       1,065,000
  1,000,000  Berry Plastic Corporation,
             12.25% . . . . . . . . . . . . . . . . . . . . . .   4/15/04       1,010,000
  1,000,000  International Semi-Tech
             Microelectronic, Step-Up
             to 11.50%  . . . . . . . . . . . . . . . . . . . .  08/15/03         495,000
  1,000,000  Selmer, Incorporated,11.00%  . . . . . . . . . . .  05/15/05         975,000
    750,000  Speciality Equipment Companies,
             Incorporated, 11.375%  . . . . . . . . . . . . . .  12/01/03         770,625
  1,000,000  Venture Holdings, 9.75%  . . . . . . . . . . . . .  04/01/04         868,750
  1,000,000  Waters Corporation, 12.75% . . . . . . . . . . . .  09/30/04       1,061,250
                                                                              -----------
                                                                                6,245,625
TRANSPORTATION EQUIPMENT-1.49%
    306,000  Jordan Industries,
             Incorporated, 10.375%  . . . . . . . . . . . . . .  08/01/03         282,285
  2,000,000  Jordan Industries, Incorporated
             Step up to 11.75%  . . . . . . . . . . . . . . . .  08/01/05       1,190,000
                                                                              -----------
                                                                                1,472,285
TRANSPORTATION-1.20%
  2,000,000  Transtar Holdings, L.P.,
             Step up to 13.375% . . . . . . . . . . . . . . . .  12/15/03       1,180,000
                                                                              -----------
COMMUNICATION-5.10%
  1,250,000  Adelphia Communications
             Corporation, 12.50%  . . . . . . . . . . . . . . .  05/15/02       1,243,750
  1,500,000  In Flight Phone Corporation,
             14.00% . . . . . . . . . . . . . . . . . . . . . .  05/15/02         885,000
  1,500,000  Katz Corporation, 12.75% . . . . . . . . . . . . .  11/15/02       1,627,500
    500,000  Pro-net Incorporated,
             11.875%  . . . . . . . . . . . . . . . . . . . . .  06/15/05         505,000
    750,000  Rogers Cablesystems,10.00% . . . . . . . . . . . .  11/15/02         770,625
                                                                              -----------
                                                                                5,031,875
WHOLESALE & RETAIL TRADE-2.79%
  1,000,000  Cole National Corporation,
             11.25% . . . . . . . . . . . . . . . . . . . . . .  10/01/01         935,000
    750,000  Finlay Fine Jewelry Corporation,
             10.625%  . . . . . . . . . . . . . . . . . . . . .  05/01/03         716,250
  1,000,000  Parisian, Incorporated,
             9.875% . . . . . . . . . . . . . . . . . . . . . .  07/15/03         780,000
    500,000  Pharmaceutical Marketing,
             6.25%  . . . . . . . . . . . . . . . . . . . . . .  02/01/03         327,500
                                                                              -----------
                                                                                2,758,750
FOOD STORES-2.44%
  1,500,000  Pathmark Stores, Incorporated,
             9.625% . . . . . . . . . . . . . . . . . . . . . .  05/01/03       1,462,500
  1,000,000  Penn Traffic Company, New
             9.625% . . . . . . . . . . . . . . . . . . . . . .  04/15/05         942,500
                                                                              -----------
                                                                                2,405,000
EATING & DRINKING PLACES-1.22%
    750,000 Carrols Corporation, 11.50%   . . . . . . . . . . .  08/15/03         718,125
   $750,000 Family Restaurants, 9.75%   . . . . . . . . . . . .  02/01/02     $   487,500
                                                                              -----------
                                                                                1,205,625
BANKING & FINANCE-7.01%
  1,000,000 Indahkiat, 11.375%  . . . . . . . . . . . . . . . .  06/15/99         500,000
    700,000 Olympic Financial, 13.00%   . . . . . . . . . . . .  05/01/00         512,500
  3,600,000 Paine Webber, Incorporated,
            6.30%   . . . . . . . . . . . . . . . . . . . . . .  02/15/96       3,564,000
  1,000,000 U.S. Banknote Corporation,
            11.625%   . . . . . . . . . . . . . . . . . . . . .  08/01/02         720,000

  1,500,000 U.S. Leasing International,
            8.45%   . . . . . . . . . . . . . . . . . . . . . .  01/25/05       1,628,985
                                                                              -----------
                                                                                6,925,485
HOTELS, MOTELS & OTHER LODGING PLACES-0.74%
    750,000 Bally's Grand, Incoporated,
            Series B, 11.875%   . . . . . . . . . . . . . . . .  03/01/05         731,250
                                                                              -----------
AUTOMOTIVE & OTHER REPAIR SERVICES-0.75%
  1,000,000 Envirotest Systems
            Corporation, 9.625%   . . . . . . . . . . . . . . .  04/01/03         740,000
                                                                              -----------
MOTION PICTURES, AMUSEMENT & RECREATION SERVICES-1.23%
  1,529,625 Trump Taj Mahal Funding,
            Incorporated, 11.35%  . . . . . . . . . . . . . . .  11/15/99       1,212,228
      7,500 Capital Gaming International,
            Zero coupon   . . . . . . . . . . . . . . . . . . .  08/01/95           6,667
                                                                              -----------
                                                                                1,218,894
HEALTH SERVICES-2.13%
  1,000,000 Dade International,
            Incorporated, 13.00%  . . . . . . . . . . . . . . .  02/01/05       1,050,000
  1,000,000 National Medical Enterprises,
            Incorporated, 10.125%   . . . . . . . . . . . . . .  03/01/05       1,056,250
                                                                              -----------
                                                                                2,106,250
TOBACCO MANUFACTURERS-1.01%
  1,000,000 Consolidated Cigar, 10.50%  . . . . . . . . . . . .  03/01/03         995,000
                                                                              -----------
TOTAL CORPORATE BONDS
  (Cost $41,270,997)  . . . . . . . . . . . . . . . . . . . . .               $40,626,289
                                                                              -----------

                                                                   Shares         Value
                                                                   ------         -----
WARRANTS-0.01%
BPL Holdings Corporation,
  due 04/15/04  . . . . . . . . . . . . . . . . . . . . . . . .     1,000          12,500
Capital Gaming International,
  Units, due 02/01/99 . . . . . . . . . . . . . . . . . . . . .         1               0
                                                                              -----------

TOTAL WARRANTS
  (Cost $0) . . . . . . . . . . . . . . . . . . . . . . . . . .               $    12,500
                                                                              -----------

 Principal
   Amount                                                                        Value
   ------                                                                        -----
REPURCHASE AGREEMENT-6.20%
$6,118,000    Repurchase Agreement with UBS Securities,
              dated 06/30/95 at 6.05%, to be repurchased at
              $6,121,084 on 07/03/95, collateralized by
              $3,865,000 U.S.Treasury Bond, 14.00%
              due 11/15/11 (valued at $6,309,613,
              including interest) . . . . . . . . . . . . . . .               $ 6,118,000
                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (Strategic Bond
  Trust) (Cost $98,530,132) . . . . . . . . . .                     $ 98,743,769
                                                                    ============

GLOBAL GOVERNMENT BOND TRUST

 Principal
   Amount                                         Maturity               Value
   ------                                         --------               -----
U.S. GOVERNMENT AGENCY OBLIGATIONS-5.22%
FEDERAL HOME LOAN MORTGAGE CORPORATION-2.83%
$6,000,000  6.50%   . . . . . . . . . . . . . .   06/08/00          $  5,992,500
                                                                    ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION-2.39%
 5,000,000  6.85%   . . . . . . . . . . . . . .   05/26/00             5,062,500
                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS  (Cost $11,005,160)  . . . . . . .                     $ 11,055,000
                                                                    ------------
FOREIGN GOVERNMENT OBLIGATIONS-62.57%
COMMONWEALTH OF AUSTRALIA-8.87%
AUD     15,000,000 New South Wales Treasury,
                   7.00%  . . . . . . . . . . .   04/01/04             9,149,444
AUD      5,000,000 Queensland Treasury,
                   6.50%  . . . . . . . . . . .   06/14/05             2,888,552
AUD     10,000,000 Queensland Treasury,
                   8.00%  . . . . . . . . . . .   05/14/03             6,752,128
                                                                    ------------
                                                                      18,790,124
GOVERNMENT OF BELGIUM-3.13%
Y.     500,000,000 5.00%  . . . . . . . . . . .   12/17/99             6,639,726
                                                                    ------------

GOVERNMENT OF CANADA-7.83%
CAD     12,000,000 Canada (Government of ),
                   8.00%  . . . . . . . . . . .   06/01/23             8,164,840
CAD     12,000,000 Quebec (Province of),
                   7.50%  . . . . . . . . . . .   12/01/03             8,426,954
                                                                    ------------
                                                                      16,591,794
REPUBLIC OF FINLAND-2.32%
$        5,000,000 6.75%  . . . . . . . . . . .   11/24/97             4,907,500
                                                                    ------------

GOVERNMENT OF FRANCE-4.09%
FRF    200,000,000 Oat Strip,
                   Zero coupon  . . . . . . . .   04/25/23             4,167,998
FRF     25,000,000 Oat Principle, 5.50%   . . .   04/25/04             4,483,381
                                                                    ------------
                                                                       8,651,379
REPUBLIC OF ITALY-18.53%
Y.     500,000,000 FRN  . . . . . . . . . . . .   07/26/99             5,865,141
$        7,500,000 5.625%   . . . . . . . . . .   06/09/98             7,338,000
ITL 15,000,000,000 8.50%  . . . . . . . . . . .   08/01/99             8,142,399
ITL 15,000,000,000 10.00%   . . . . . . . . . .   08/01/03             8,786,860
ITL 15,000,000,000 12.00%   . . . . . . . . . .   09/01/02             9,119,633
                                                                    ------------
                                                                      39,252,033
GOVERNMENT OF SPAIN-10.12%
ESP  1,500,000,000 7.50%  . . . . . . . . . . .   06/15/02            11,531,888
  ESP1,500,000,000 8.00%  . . . . . . . . . . .   05/30/04             9,894,737
                                                                    ------------
                                                                      21,426,625
GOVERNMENT OF SWEDEN-7.68%
Y.     250,000,000 3.50%  . . . . . . . . . . .   01/12/04          $  3,042,003
Y.     200,000,000 3.875%   . . . . . . . . . .   06/21/99             2,530,824
SEK    110,000,000 6.00%  . . . . . . . . . . .   02/09/05            10,694,704
                                                                    ------------
                                                                      16,267,531
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS  (Cost $136,906,575)  . . . . . . .                     $132,526,712
                                                                    ------------

SUPRANATIONAL ORGANIZATIONS-10.56%
European Investment Bank:
L.       4,000,000 6.00%  . . . . . . . . . . .   08/10/99             5,851,541
DEM     10,000,000 7.50%  . . . . . . . . . . .   11/04/02             7,419,460
L.       6,000,000 8.00%  . . . . . . . . . . .   06/10/03             9,100,682
                                                                    ------------
                                                                      22,371,683
TOTAL SUPRANATIONAL
ORGANIZATIONS  (Cost $21,490,773) . . . . . . .                     $ 22,371,683
                                                                    ------------

CORPORATE BONDS-7.32%
BANKING & FINANCE-7.32%
FRF     25,000,000 Credit Foncier, 6.00%  . . .   11/15/04             4,516,877
Y.     500,000,000 LKB Baden Wurtenberg,
                   3.50%  . . . . . . . . . . .   01/26/04             6,171,391
FRF     25,000,000 Unendic, 5.25%   . . . . . .   10/25/99             4,797,217
                                                                    ------------
                                                                      15,485,485
TOTAL CORPORATE BONDS
  (Cost $13,204,977)  . . . . . . . . . . . . .                     $ 15,485,485
                                                                    ------------

OTHER BONDS  (FOREIGN GOVERNMENT-BACKED
OR GUARANTEED)-12.02%
ELECTRIC, GAS & UTILITIES-5.54%
$       12,000,000 Tokyo Gas Company,
                   5.50%  . . . . . . . . . . .   07/21/98            11,730,000
                                                                    ------------
BANKING & FINANCE-6.48%
DEM      5,000,000 Bundes Republic of
                   Germany, 6.75%   . . . . . .   04/22/03             3,568,717
DEM      5,000,000 Finnish Export Credit,
                   6.75%  . . . . . . . . . . .   09/29/03             2,867,267
DEM     10,000,000 Treuhandanstalt,
                   7.125%   . . . . . . . . . .   01/29/03             7,292,910
                                                                    ------------
                                                                      13,728,894
TOTAL OTHER BONDS  (Foreign
 Government-Backed Or Guaranteed)
  (Cost $25,385,671)  . . . . . . . . . . . . .                     $ 25,458,894
                                                                    ------------

SHORT TERM INVESTMENT-2.31%
        $4,897,000 General Electric Capital
                   Corporation, 6.20%   . . . .   07/03/95          $  4,897,000
                                                                    ------------

TOTAL INVESTMENTS
(Global Government  Bond Trust)
 (Cost $207,993,156)  . . . . . . . . . . . . .                     $211,794,774
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH & INCOME TRUST

                                                 Shares                     Value
                                                 ------                     -----
COMMON STOCKS-85.35%
FORESTRY-0.36%
Sumitomo Forestry Company . . . . . . . . . . .  12,000               $  193,971
                                                                      ----------

MINING-2.20%
Broken Hill Proprietary Company, Ltd  . . . . .  36,740                  452,277
Daido Steel . . . . . . . . . . . . . . . . . .  30,000                  141,585
RTZ Corporation PLC . . . . . . . . . . . . . .  10,900                  142,050
Showa Aluminum Corporation  . . . . . . . . . .  40,000                  163,294
Ugine SA  . . . . . . . . . . . . . . . . . . .   1,600                  112,466
Western Mining Corporation Holdings . . . . . .  30,100                  165,586
                                                                      ----------
                                                                       1,177,257
OIL & GAS EXPLORATION-3.69%
British Gas PLC . . . . . . . . . . . . . . . .  30,700                  141,336
The British Petroleum Company . . . . . . . . .  19,000                  136,117
Cosmo Oil . . . . . . . . . . . . . . . . . . .  50,000                  282,579
Group Brussels Lambert SA . . . . . . . . . . .     700                   93,757
Norsk Hydro AS. . . . . . . . . . . . . . . . .  12,000                  501,298
Royal Dutch Petroleum Company . . . . . . . . .   2,540                  310,144
Shell Transport & Trading Company   . . . . . .  20,500                  245,153
Total, S.A. 'B  Shares  . . . . . . . . . . . .   4,350                  261,829
                                                                      ----------
                                                                       1,972,213
BUILDING MATERIALS & CONSTRUCTION-4.64%
Aker AS, Class B  . . . . . . . . . . . . . . .   6,000                   75,438
BICC, PLC . . . . . . . . . . . . . . . . . . .  11,700                   55,260
Bilfinger & Berger Bauaktiengesellschaft AG . .     235                  108,506
Bouygues  . . . . . . . . . . . . . . . . . . .   1,350                  161,680
Compagnie De Saint.-Gobain  . . . . . . . . . .     710                   85,763
Holderbank Financier Glarus AG  . . . . . . . .     160                  131,307
Katsumura Construction Company  . . . . . . . .  40,000                  212,377
Lafarge Coppee SA.  . . . . . . . . . . . . . .   1,850                  143,843
Matsui Construction Company . . . . . . . . . .  10,000                   87,782
Minibea Company . . . . . . . . . . . . . . . .  35,000                  224,648
Nikkiso Company . . . . . . . . . . . . . . . .  30,000                  204,944
Nippon Kinzoku Company  . . . . . . . . . . . .  15,000                   64,598
Nippon Road Company, Ltd  . . . . . . . . . . .  25,000                  247,773
Okumura Corporation . . . . . . . . . . . . . .  25,000                  237,449
Tarmac  . . . . . . . . . . . . . . . . . . . .  73,400                  131,315
Tomkins, PLC  . . . . . . . . . . . . . . . . .  16,000                   57,122
Toshiba Tungaloy Company  . . . . . . . . . . .  10,000                   40,352
Toyo Construction Company . . . . . . . . . . .  40,000                  209,073
                                                                      ----------
                                                                       2,479,229
FOOD PRODUCTS-4.74%
Danone  . . . . . . . . . . . . . . . . . . . .   1,320                  222,029
Grand Metropolitan, PLC . . . . . . . . . . . .  20,000                  122,608
Guinness  . . . . . . . . . . . . . . . . . . .  16,500                  124,111
Hillsdown Holdings  . . . . . . . . . . . . . .  46,500                  133,843
Itoham Foods  . . . . . . . . . . . . . . . . .  25,000                  191,729
Izumiya Company . . . . . . . . . . . . . . . .  13,000                  210,135
Nagasakiya Company  . . . . . . . . . . . . . .  10,000                   44,953
Nestle SA . . . . . . . . . . . . . . . . . . .     230                  239,488
Nippon Suisan Kaisha  . . . . . . . . . . . . .  40,000                  189,251
Promodes  . . . . . . . . . . . . . . . . . . .     960                  218,665
Scottish & Newcastle Breweries  . . . . . . . .  15,000                  131,911
Snow Brand Milk Products Company, Ltd . . . . .  25,000               $  196,154
Tesco, PLC  . . . . . . . . . . . . . . . . . .  33,000                  152,187
Unilever NV . . . . . . . . . . . . . . . . . .   1,500                  195,160
United Biscuits, PLC  . . . . . . . . . . . . .  31,000                  157,999
                                                                      ----------
                                                                       2,530,224
FOOD STORES-0.55%
Carrefour . . . . . . . . . . . . . . . . . . .     425                  217,702
Nichii Company  . . . . . . . . . . . . . . . .   7,000                   76,066
                                                                      ----------
    . . . . . . . . . . . . . . . . . . . . . .                          293,768
TEXTILE PRODUCTS-0.98%
Compagnie Financiere Richemont AG,
  Series A  . . . . . . . . . . . . . . . . . .     140                  172,644
Kanematsu Corporation . . . . . . . . . . . . .  26,000                   98,165
Kurabo Industries . . . . . . . . . . . . . . .  70,000                  252,725
                                                                      ----------
                                                                         523,538
FURNITURE & FIXTURES-0.85%
BIC . . . . . . . . . . . . . . . . . . . . . .     525                   86,576
Nichiban Company  . . . . . . . . . . . . . . .   8,000                   43,230
Okamura . . . . . . . . . . . . . . . . . . . .  15,000                  107,250
Ricoh . . . . . . . . . . . . . . . . . . . . .  25,000                  214,737
                                                                      ----------
                                                                         451,793
PAPER, PRINTING & PUBLISHING-1.55%
Elsevier NV . . . . . . . . . . . . . . . . . .   8,200                   96,844
Gakken Company, Ltd . . . . . . . . . . . . . .  10,000                   61,471
The News Corporation  . . . . . . . . . . . . .  47,700                  266,476
Nippon Paper Industries . . . . . . . . . . . .  30,000                  194,679
Orkla, Class B  . . . . . . . . . . . . . . . .   2,000                   84,685
Pearson . . . . . . . . . . . . . . . . . . . .   9,000                   85,158
Tomoegawa Paper Company . . . . . . . . . . . .  10,000                   38,228
                                                                      ----------
                                                                         827,541
CHEMICAL & PHARMACUETICAL PRODUCTS-7.95%
Allied Colloids . . . . . . . . . . . . . . . .  69,000                  135,513
Bayer AG  . . . . . . . . . . . . . . . . . . .     410                  101,992
BOC Group . . . . . . . . . . . . . . . . . . .   8,000                  102,158
Central Glass Company . . . . . . . . . . . . .  10,000                   33,980
Christian Dior SA . . . . . . . . . . . . . . .   2,035                  179,202
Chugai Pharmaceutical . . . . . . . . . . . . .  15,000                  151,849
DSM NV  . . . . . . . . . . . . . . . . . . . .   1,000                   86,157
Daichi Pharmaceuticals  . . . . . . . . . . . .   9,000                  130,612
Daikin Industries . . . . . . . . . . . . . . .  25,000                  201,168
Glaxo Holdings  . . . . . . . . . . . . . . . .  31,700                  388,920
Hafslund Nycomed, Class B . . . . . . . . . . .   8,000                  184,945
Hoechst AG  . . . . . . . . . . . . . . . . . .     700                  151,253
Hoxan Corporation . . . . . . . . . . . . . . .  26,000                  161,666
Kaken Pharmaceutical  . . . . . . . . . . . . .  25,000                  237,449
Kumiai Chemical Industry Company  . . . . . . .   8,000                   46,723
L Oreal . . . . . . . . . . . . . . . . . . . .     210                   52,681
Lion Corporation  . . . . . . . . . . . . . . .  10,000                   57,814
Mitsubishi Kasei Company  . . . . . . . . . . .  50,000                  214,147
Mitsui Toatsu Chemicals, Incorporated . . . . .  50,000                  194,060
Reckitt & Coleman . . . . . . . . . . . . . . .  14,500                  153,340
Rhone-Poulenc SA, Class A . . . . . . . . . . .   3,750                   84,489
Roche Holdings AG Genuscheine . . . . . . . . .      47                  302,857
SKW Trostberg AG  . . . . . . . . . . . . . . .   1,000                   20,971
Sandoz AG . . . . . . . . . . . . . . . . . . .     390                  268,919
Sanofi  . . . . . . . . . . . . . . . . . . . .   2,950                  163,272


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------        -----
CHEMICAL & PHARMACUETICAL PRODUCTS-CONTINUED
Schering AG . . . . . . . . . . . . . . . . . . . . . . .    1,000       $69,856
SmithKline Beecham, Class A . . . . . . . . . . . . . . .   15,500       140,252
Synthelabo  . . . . . . . . . . . . . . . . . . . . . . .    4,225       239,761
                                                                      ----------
                                                                       4,246,063
METAL PRODUCTS-2.25%
Glynwed, PLC  . . . . . . . . . . . . . . . . . . . . . .   26,000       134,583
Marubeni Corporation  . . . . . . . . . . . . . . . . . .   75,000       381,393
Mitsubishi Metal Corporation  . . . . . . . . . . . . . .   50,000       224,176
NKK Corporation . . . . . . . . . . . . . . . . . . . . .   50,000       117,397
Nissho-Iwai Company . . . . . . . . . . . . . . . . . . .   30,000       120,701
Ryobi, Ltd  . . . . . . . . . . . . . . . . . . . . . . .   15,000        74,332
Thyssen AG  . . . . . . . . . . . . . . . . . . . . . . .      500        93,105
Totoku Electric . . . . . . . . . . . . . . . . . . . . .   10,000        52,504
U.S. Industries, Incorporated . . . . . . . . . . . . . .      367         5,000
                                                                      ----------
                                                                       1,203,191
INDUSTRIAL & COMMERCIAL MACHINERY-2.76%
BTR . . . . . . . . . . . . . . . . . . . . . . . . . . .   26,100       132,610
Fuji Heavy, Ltd . . . . . . . . . . . . . . . . . . . . .   40,000       148,664
Hitachi, Ltd  . . . . . . . . . . . . . . . . . . . . . .   50,000       498,496
Ish Ikawajima-Harima Heavy Industries . . . . . . . . . .   70,000       275,028
Shin Nippon Air Technologies Company  . . . . . . . . . .    4,000        52,386
Sony Corporation  . . . . . . . . . . . . . . . . . . . .    5,000       240,104
Toyo Umpanki  . . . . . . . . . . . . . . . . . . . . . .    5,000        17,816
Toyoda Machine Works, Ltd . . . . . . . . . . . . . . . .   15,000       106,365
                                                                      ----------
                                                                       1,471,469
ELECTRONIC & ELECTRICAL EQUIPMENT AND COMPONENTS-3.27%
Alps Electric Company . . . . . . . . . . . . . . . . . .   20,000       209,545
Brown Boveri & Cie AG, Class A  . . . . . . . . . . . . .      130       134,572
Dixons Group  . . . . . . . . . . . . . . . . . . . . . .   28,000       114,212
General Electric Company  . . . . . . . . . . . . . . . .   21,000       102,523
Hitachi Software Engineering  . . . . . . . . . . . . . .    5,000       104,419
Intec, Incorporated . . . . . . . . . . . . . . . . . . .   10,000       120,247
Largardere Groupe . . . . . . . . . . . . . . . . . . . .    4,620        95,709
Legrand . . . . . . . . . . . . . . . . . . . . . . . . .      400        63,489
Legrand, Pfd. . . . . . . . . . . . . . . . . . . . . . .    1,150       113,785
Minolta Camera Company  . . . . . . . . . . . . . . . . .   40,000       146,304
NEC Corporation . . . . . . . . . . . . . . . . . . . . .   40,000       438,440
Pioneer Electric Corporation  . . . . . . . . . . . . . .    6,000       101,941
                                                                      ----------
                                                                       1,745,287
TRANSPORTATION EQUIPMENT-5.42%
Cycle & Carraige  . . . . . . . . . . . . . . . . . . . .    9,000        80,501
Daimler Benz AG . . . . . . . . . . . . . . . . . . . . .      275       126,279
Honda Motor Company . . . . . . . . . . . . . . . . . . .   13,000       199,398
Inchcape  . . . . . . . . . . . . . . . . . . . . . . . .    6,000        28,147
Konica Corporation  . . . . . . . . . . . . . . . . . . .   20,000       122,471
M.A.N. AG . . . . . . . . . . . . . . . . . . . . . . . .      650       167,571
Mitsubishi Motor Corporation  . . . . . . . . . . . . . .   25,000       206,183
Nissan Diesel . . . . . . . . . . . . . . . . . . . . . .   30,000       135,567
Renault . . . . . . . . . . . . . . . . . . . . . . . . .    6,800       213,058
Rexam, PLC  . . . . . . . . . . . . . . . . . . . . . . .    8,000        61,384
Rolls Royce, PLC  . . . . . . . . . . . . . . . . . . . .   48,000       133,199
Sanden  . . . . . . . . . . . . . . . . . . . . . . . . .   10,000        48,611
Sembawang Corporation, Ltd  . . . . . . . . . . . . . . .   18,000       109,481
Tan Chong Motor Holdings Berhad . . . . . . . . . . . . .   95,000       107,406
Tokia Rika Denki  . . . . . . . . . . . . . . . . . . . .    8,000        79,854
Toyo Tire & Rubber  . . . . . . . . . . . . . . . . . . .   50,000    $  185,240
Toyota Motor Company  . . . . . . . . . . . . . . . . . .   20,000       396,437
Vickers . . . . . . . . . . . . . . . . . . . . . . . . .   19,000        62,393
Volkswagen AG . . . . . . . . . . . . . . . . . . . . . .      800       231,117
Zexel Corporation . . . . . . . . . . . . . . . . . . . .   30,000       202,466
                                                                      ----------
                                                                       2,896,763
MISCELLANEOUS MANUFACTURING-4.39%
Air Liquide . . . . . . . . . . . . . . . . . . . . . . .    1,350       215,666
B.A.T. Industries . . . . . . . . . . . . . . . . . . . .   23,000       175,929
Eaux (Cie Generale Des) . . . . . . . . . . . . . . . . .    2,440       271,600
Fuji Denki Reiki  . . . . . . . . . . . . . . . . . . . .   10,250       111,383
Hanson, PLC . . . . . . . . . . . . . . . . . . . . . . .   60,600       212,012
Japan Tobacco, Incorporated . . . . . . . . . . . . . . .       19       169,925
Kitz Corporation  . . . . . . . . . . . . . . . . . . . .   30,000       130,966
Nippon Zeon Company . . . . . . . . . . . . . . . . . . .   30,000       130,612
Seita . . . . . . . . . . . . . . . . . . . . . . . . . .    7,200       216,390
Solvay Et Cie, Class A  . . . . . . . . . . . . . . . . .      165        91,357
Sumitomo Metal Industries . . . . . . . . . . . . . . . .  150,000       391,127
Ube Industries  . . . . . . . . . . . . . . . . . . . . .   50,000       174,621
Yamaha Corporation. . . . . . . . . . . . . . . . . . . .    5,000        54,569
                                                                      ----------
                                                                       2,346,157
TRANSPORTATION-2.62%
East Japan Railway Company  . . . . . . . . . . . . . . .       70       359,271
Kvaerner Industrier, Class B  . . . . . . . . . . . . . .    3,500       153,310
Peninsular & Orient Steam NAV . . . . . . . . . . . . . .   15,000       137,994
Senko Company . . . . . . . . . . . . . . . . . . . . . .   35,000       212,672
Singapore International Airlines  . . . . . . . . . . . .   14,000       129,231
Swire Pacific . . . . . . . . . . . . . . . . . . . . . .   36,000       274,497
Tobu Railway Company  . . . . . . . . . . . . . . . . . .   20,000       124,830
YamatoTransport . . . . . . . . . . . . . . . . . . . . .      800         8,514
                                                                      ----------
                                                                       1,400,318
COMMUNICATION SERVICES-3.12%
Alcatel Alsthom Cie Generale D Electric . . . . . . . . .    2,830       254,809
British Telecommunications  . . . . . . . . . . . . . . .   63,700       397,092
Cable and Wireless  . . . . . . . . . . . . . . . . . . .   18,400       125,821
Ciba-Geigy Corporation AG . . . . . . . . . . . . . . . .      590       432,445
Hong Kong Telecommunications, Ltd . . . . . . . . . . . .  144,400       285,523
Television Broadcasts . . . . . . . . . . . . . . . . . .   48,000       168,730
                                                                      ----------
                                                                       1,664,420
ELECTRIC, GAS & SANITARY SERVICES-6.51%
CSR . . . . . . . . . . . . . . . . . . . . . . . . . . .   44,100       138,541
Electrabel  . . . . . . . . . . . . . . . . . . . . . . .      800       169,022
Fuji Electric . . . . . . . . . . . . . . . . . . . . . .   40,000       201,522
Hong Kong Electric Holdings . . . . . . . . . . . . . . .   48,000       163,147
Matsushia Electric Works, Ltd.  . . . . . . . . . . . . .   30,000       467,229
Osaka Gas Company . . . . . . . . . . . . . . . . . . . .   50,000       184,650
Scottish Hydro Electric, PLC  . . . . . . . . . . . . . .   21,000       106,865
Shikoku Electric Power, Incorporated  . . . . . . . . . .   15,000       417,674
Siemens AG  . . . . . . . . . . . . . . . . . . . . . . .      605       300,345
Societe National Elf Aquitaine  . . . . . . . . . . . . .    2,980       220,217
Tohoku Electric Power Company . . . . . . . . . . . . . .   10,000       277,270
Tractobel . . . . . . . . . . . . . . . . . . . . . . . .      330       119,780
Veba AG . . . . . . . . . . . . . . . . . . . . . . . . .    1,040       408,750
Yorkshire Electricity Group . . . . . . . . . . . . . . .   13,600       149,229
Yorkshire Water . . . . . . . . . . . . . . . . . . . . .   17,000       155,717
                                                                      ----------
                                                                       3,479,959


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           Shares         Value
                                                           ------         -----
WHOLESALE & RETAIL TRADE-2.71%
Argyll Group  . . . . . . . . . . . . . . . . . . . . . .   30,800     $   164,327
Ava Allgemeine Handles-Der Verbr AG . . . . . . . . . . .      270         105,434
Daiei, Incorporated . . . . . . . . . . . . . . . . . . .   20,000         243,054
Kawasho Corporation . . . . . . . . . . . . . . . . . . .   17,000          70,202
Kingfisher  . . . . . . . . . . . . . . . . . . . . . . .   18,500         124,886
Mitsukoshi, Ltd . . . . . . . . . . . . . . . . . . . . .   20,000         143,000
Nippon Seiko  . . . . . . . . . . . . . . . . . . . . . .   35,000         201,935
Sears, PLC  . . . . . . . . . . . . . . . . . . . . . . .   80,800         127,850
Takashimaya Company, Ltd  . . . . . . . . . . . . . . . .   20,000         269,011
                                                                       -----------
                                                                         1,449,699
BANKING & FINANCE-20.84%
Abbey National  . . . . . . . . . . . . . . . . . . . . .   22,000         163,732
Allianz AG Holdings . . . . . . . . . . . . . . . . . . .       90         160,625
Amoy Properties . . . . . . . . . . . . . . . . . . . . .  227,000         199,488
Asahi Bank, Ltd . . . . . . . . . . . . . . . . . . . . .   10,000         106,778
CIC Union Europe  . . . . . . . . . . . . . . . . . . . .      700          45,019
CIE Financiale  . . . . . . . . . . . . . . . . . . . . .    2,190         132,637
Cheung Kong Holdings  . . . . . . . . . . . . . . . . . .   99,000         490,023
Chubb Security  . . . . . . . . . . . . . . . . . . . . .   15,600          77,897
Chuo Trust and Banking  . . . . . . . . . . . . . . . . .   20,000         226,535
Credit Local France . . . . . . . . . . . . . . . . . . .    2,960         274,568
Credit Suisse Holdings  . . . . . . . . . . . . . . . . .    2,175         199,273
Dai Ichi Kangyo Bank  . . . . . . . . . . . . . . . . . .   30,000         540,561
Daishi Bank . . . . . . . . . . . . . . . . . . . . . . .   15,000         103,888
Daiwa Securities  . . . . . . . . . . . . . . . . . . . .   20,000         210,961
Deutsche Bank AG  . . . . . . . . . . . . . . . . . . . .    5,050         245,406
Deutsche Fpandbrief & Hypobk  . . . . . . . . . . . . . .      240         122,009
Deutsche Fpandbrief & Hypobk, New . . . . . . . . . . . .       48          24,402
Development Bank of Singapore . . . . . . . . . . . . . .   11,000         125,152
Diamond Lease Company . . . . . . . . . . . . . . . . . .   20,000         297,328
Diawa Bank  . . . . . . . . . . . . . . . . . . . . . . .   60,000         541,561
Fukui Bank  . . . . . . . . . . . . . . . . . . . . . . .   30,000         161,052
Generale De Banque  . . . . . . . . . . . . . . . . . . .      275          88,360
HSBS Holdings, ORD  . . . . . . . . . . . . . . . . . . .    9,000         116,144
HSBS Holdings . . . . . . . . . . . . . . . . . . . . . .   16,800         215,488
The Hokkaido Takushoku Bank, Ltd  . . . . . . . . . . . .   90,000         246,357
Hyakugo Bank  . . . . . . . . . . . . . . . . . . . . . .   25,000         175,506
Industrial Bank Japan . . . . . . . . . . . . . . . . . .    5,000         130,376
International Nederlanden Groep . . . . . . . . . . . . .    1,700          94,024
Lloyds Bank . . . . . . . . . . . . . . . . . . . . . . .   21,000         208,219
Mepc  . . . . . . . . . . . . . . . . . . . . . . . . . .   21,400         130,170
Mitsui Trust & Banking  . . . . . . . . . . . . . . . . .   22,000         202,466
Muenchener Rueckversicherung  . . . . . . . . . . . . . .      195         427,270
Nanto Bank, Ltd . . . . . . . . . . . . . . . . . . . . .   15,000         128,311
National Australia Bank, Ltd. . . . . . . . . . . . . . .   37,800         298,754
Nippon Credit Bank  . . . . . . . . . . . . . . . . . . .   40,000         198,218
Nomura Securities Company . . . . . . . . . . . . . . . .   35,000         611,173
Public Bank Berhad  . . . . . . . . . . . . . . . . . . .  190,000         424,733
Redland . . . . . . . . . . . . . . . . . . . . . . . . .   15,000          98,158
Reuters . . . . . . . . . . . . . . . . . . . . . . . . .   16,500         137,362
The Royal Bank of Scotland, PLC . . . . . . . . . . . . .   23,000         156,361
Sakura Bank . . . . . . . . . . . . . . . . . . . . . . .   40,000         417,675
Shiga Bank  . . . . . . . . . . . . . . . . . . . . . . .   16,000         111,380
Schweizerische Bankgesellschaft . . . . . . . . . . . . .      180         186,487
Schweizerischer Bankverein  . . . . . . . . . . . . . . .      490         173,617
Schweiz Ruckversicherungs . . . . . . . . . . . . . . . .      170         130,951
Sime Darby Berhad . . . . . . . . . . . . . . . . . . . .   87,000         242,658
Societe Generale  . . . . . . . . . . . . . . . . . . . .    1,880     $ 2,197,296
Standard Charter Bank . . . . . . . . . . . . . . . . . .   26,000         138,097
Sumitomo Bank . . . . . . . . . . . . . . . . . . . . . .    4,000          69,376
Tokio Marine & Fire Insurance Company . . . . . . . . . .   30,000         344,051
Willis Corroon Group, PLC . . . . . . . . . . . . . . . .   45,000         107,342
Yasuda Trust & Banking  . . . . . . . . . . . . . . . . .   50,000         327,414
Zurich Versicherung . . . . . . . . . . . . . . . . . . .      100         125,488
                                                                       -----------
                                                                        11,130,670
REAL ESTATE-1.63%
D.B.S. Land . . . . . . . . . . . . . . . . . . . . . . .   26,000          81,488
Daito Trust Construction  . . . . . . . . . . . . . . . .    3,000          28,140
Mitsui Fudosan Company  . . . . . . . . . . . . . . . . .   15,000         171,848
New World Development . . . . . . . . . . . . . . . . . .   51,000         169,719
Shibusawa Warehouse . . . . . . . . . . . . . . . . . . .   35,000         187,895
Tokyu Land Corporation  . . . . . . . . . . . . . . . . .   55,000         233,614
                                                                       -----------
                                                                           872,704
HOLDING & INVESTMENT COMPANIES-1.44%
AXA Company . . . . . . . . . . . . . . . . . . . . . . .    3,510         189,564
Guardian Royal Exchange . . . . . . . . . . . . . . . . .   59,500         195,390
Southcorp Holdings, Ltd . . . . . . . . . . . . . . . . .   70,000         139,805
TNT . . . . . . . . . . . . . . . . . . . . . . . . . . .  109,700         144,243
Uni-Charm . . . . . . . . . . . . . . . . . . . . . . . .    5,000          97,929
                                                                       -----------
                                                                           766,931
MOTION PICTURES, AMUSEMENT & RECREATION SERVICES-0.48%
Granada Group, PLC  . . . . . . . . . . . . . . . . . . .   14,500         140,658
Television Francaise  . . . . . . . . . . . . . . . . . .    1,180         116,145
                                                                       -----------
                                                                           256,803
HOTELS, MOTELS & OTHER LODGING PLACES-0.25%
Forte . . . . . . . . . . . . . . . . . . . . . . . . . .   37,000         133,859
                                                                       -----------

ENGINEERING AND CONSTRUCTION-0.15%
Toshiba Engineering & Construction  . . . . . . . . . . .   10,000          82,001
                                                                       -----------

TOTAL COMMON STOCK
  (Cost $46,369,079)  . . . . . . . . . . . . . . . . . .              $45,595,828
                                                                       -----------

 Principal
 Amount                                                    Maturity        Value
 ------                                                    --------        -----
FOREIGN GOVERNMENT OBLIGATIONS-12.46%
GOVERNMENT OF CANADA-0.70%
CAD    100,000  8.00%   . . . . . . . . . . . . . . . . .  06/01/23    $    70,225
CAD    380,000  9.75%   . . . . . . . . . . . . . . . . .  06/01/01        303,236
                                                                       -----------
                  . . . . . . . . . . . . . . . . . . . .                  373,461
GOVERNMENT OF DENMARK-0.38%
DKK  1,100,000  8.00%   . . . . . . . . . . . . . . . . .  11/15/01        200,670
                                                                       -----------

GOVERNMENT OF FRANCE-1.51%
FRF  1,500,000  6.75%   . . . . . . . . . . . . . . . . .  10/25/03        294,666
FRF  2,500,000  7.50%   . . . . . . . . . . . . . . . . .  04/25/05        511,466
                                                                       -----------
                                                                           806,132
GOVERNMENT OF GREAT BRITAIN-1.14%
L.    200,000   United Kingdom Treasury
                6.75%   . . . . . . . . . . . . . . . . .  11/26/04        282,667
L.    200,000   United Kingdom Conversion
                9.00%   . . . . . . . . . . . . . . . . .  03/03/00        327,393
                                                                       -----------
                                                                           610,060


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

 Principal
 Amount                                          Maturity               Value
 ------                                          --------               -----
GOVERNMENT OF GERMANY-2.73%
DEM    500,000  7.375%  . . . . . . . . . . . .  01/03/20            $   369,888
DEM  1,360,000  9.00%   . . . . . . . . . . . .  10/20/00              1,089,790
                                                                     -----------
                                                                       1,459,678
GOVERNMENT OF JAPAN-5.20%
Y. 105,000,000  Ser #123, 4.90%   . . . . . . .  09/20/99              1,390,626
Y. 100,000,000  Ser #145, 5.50%   . . . . . . .  03/20/02              1,387,883
                                                                     -----------
                                                                       2,778,509
GOVERNMENT OF NETHERLANDS-0.80%
NLG    630,000  7.75%   . . . . . . . . . . . .  03/01/05                426,302
                                                                     -----------
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $6,492,385) . . . . . . . . .                      $ 6,654,812
                                                                     -----------

CORPORATE BONDS-2.18%
BANKING & FINANCE-0.99%
Y.  40,000,000  Bank of Tokyo Cayman
                Finance, 4.25%  . . . . . . . .  03/31/20                527,403
                                                                     -----------
INDUSTRIAL-0.12%
Y.   5,000,000  SXL Corporation,
                2.70%   . . . . . . . . . . . .  03/29/02                 62,533
                                                                     -----------
TRANSPORTATION-0.09%
Y.   4,000,000  Sagami Railway
                Company, 3.80%  . . . . . . . .  09/30/99                 50,357
                                                                     -----------
ELECTRIC, GAS & SANITARY SERVICES-0.54%
Y.   5,000,000  Matsushita Electric,
                2.70%   . . . . . . . . . . . .  05/31/02                 63,064
                                                                     -----------
COMMUNICATION-0.42%
       230,000  Telekom Malaysia
                Berhad, 4.00%   . . . . . . . .  10/03/04                221,950
                                                                     -----------
PHARMACEUTICALS-0.44%
Y.  20,000,000  Yamanouchi Pharmaceutical,
                1.25%   . . . . . . . . . . . .  03/31/14                235,974
                                                                     -----------
TOTAL CORPORATE BONDS
  (Cost $1,176,422) . . . . . . . . . . . . . .                      $ 1,161,281
                                                                     -----------

RIGHTS-0.01%                                     Shares                 Value
                                                 ------                 -----
BANKING & FINANCE-0.01%
Allianze AG (Expiration date 07/05/95)  . . . .        90            $     6,704
                                                                     -----------

TOTAL RIGHTS (Cost $167,624)  . . . . . . . . .                      $     6,704
                                                                     -----------
WARRANTS-0.00%
CONSTRUCTION-0.00%
Holderbank Financiere (Expiration date
  12/20/95; Strike price CHF 640) . . . . . . .       800                  1,077
                                                                     -----------

TOTAL WARRANTS (Cost $0)  . . . . . . . . . . .                      $     1,077
                                                                     -----------
TOTAL INVESTMENTS
  (International Growth & Income Trust)
    (Cost $54,205,510)  . . . . . . . . . . . .                      $53,419,702
                                                                     ===========

INVESTMENT QUALITY BOND TRUST

 Principal
   Amount                                        Maturity               Value
   ------                                        --------               -----
U.S. GOVERNMENT AGENCY AND MORTGAGE-
BACKED OBLIGATIONS-24.10%
FEDERAL HOME LOAN MORTGAGE CORPORATION-2.88%
 $1,400,000 6.50%   . . . . . . . .   08/17/11 - 06/25/19            $ 1,380,280
  2,000,000 8.00%   . . . . . . . . . . . . . .  11/15/99              2,081,240
                                                                     -----------
                                                                       3,461,520

FEDERAL NATIONAL MORTGAGE ASSOCIATION-1.64%
  2,000,000 7.00%, TBA**  . . . . . . . . . . .  01/01/99              1,965,620
                                                                     -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-18.78%
    250,969 6.50%   . . . . . . . .   07/15/08 - 05/15/09                248,145
    150,678 7.00%   . . . . . . . . . . . . . .  01/15/24                148,276
    213,824 7.50%   . . . . . . . .   04/15/02 - 10/15/22                215,278
  6,919,754 8.00%   . . . . . . . .   05/15/21 - 12/15/22              7,084,099
     51,076 8.20%   . . . . . . . . . . . . . .  06/15/12                 52,034
  6,544,304 8.50%   . . . . . . . .   09/15/16 - 06/15/25              6,807,684
  7,609,475 9.00%   . . . . . . . .   02/15/23 - 05/15/25              7,994,190
      2,674 9.50%   . . . . . . . . . . . . . .  10/15/09                  2,830
                                                                     -----------
                                                                      22,552,536
RESOLUTION FUNDING CORPORATION-0.80%
    525,000 8.875%  . . . . . . . . . . . . . .  07/15/20                649,194
    240,000 9.375%  . . . . . . . . . . . . . .  10/15/20                304,987
                                                                         -------
                                                                         954,181
TOTAL U.S. GOVERNMENT AGENCY AND MORTGAGE-
BACKED OBLIGATIONS (Cost $32,214,263) . . . . .                      $28,933,857
                                                                     -----------
U.S. TREASURY OBLIGATIONS-34.62%
U.S. TREASURY BONDS-28.85%
  2,200,000 8.875%  . . . . . . . . . . . . . .   02/15/19             2,750,352
  1,250,000 9.250%  . . . . . . . . . . . . . .   02/15/16             1,602,738
  7,800,000 10.75%  . . . . . . . . . . . . . .   02/15/03             9,932,832
 13,800,000 12.00%  . . . . . . . . . . . . . .   08/15/13            20,355,000
                                                                     -----------
                                                                      34,640,922
U.S. TREASURY NOTES-5.77%
  6,500,000 8.875%  . . . . . . . . . . . . . .   11/15/97             6,924,515
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $35,278,559)  . . . . . . . . . . . . .                      $41,565,437
                                                                     -----------

CORPORATE BONDS-33.29%
OIL & GAS EXPLORATION-0.80%
    900,000 AMOCO Canada Petroleum
            Company, Ltd, 7.95%   . . . . . . .   10/01/22               960,714
                                                                     -----------
LUMBER & WOOD PRODUCTS-1.54%
  1,620,000 Boise Cascade Corporation,
            9.85%   . . . . . . . . . . . . . .   06/15/02             1,845,455
                                                                     -----------
PAPER, PRINTING & PUBLISHING-2.22%
    150,000 Container Corporation of
            America, 9.75%  . . . . . . . . . .   04/01/03               148,500
    450,000 Fort Howard Corporation,
            9.25%   . . . . . . . . . . . . . .   03/15/01               443,250
  2,000,000 Time Warner, Incorporated,
            9.125%  . . . . . . . . . . . . . .   01/15/13             2,078,580
                                                                     -----------
                                                                       2,670,330

** Purchase on a forward commitment (Note 2).
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

 Principal
   Amount                                        Maturity               Value
   ------                                        --------               -----
METAL & METAL PRODUCTS-1.12%
   $300,000 AK Steel Corporation,
            10.75%  . . . . . . . . . . . . . .  04/01/04            $   315,000
    450,000 American Standard,
            Incorporated, 10.50%  . . . . . . .  06/01/05                342,000
    450,000 Armco, Incorporated,
            9.375%  . . . . . . . . . . . . . .  11/01/00                432,000
    250,000 Weirton Steel Corporation,
            10.875%   . . . . . . . . . . . . .  10/15/99                252,500
                                                                     -----------
                                                                       1,341,500
INDUSTRIAL & COMMERCIAL MACHINERY-0.94%
    870,000 Cincinnati Milacron,
            Incorporated, 8.875%  . . . . . . .  05/15/00                878,700
    250,000 Repap New Brunswick,
            Incorporated, 9.875%  . . . . . . .  07/15/00                251,250
                                                                     -----------
                                                                       1,129,950
TRANSPORTATION EQUIPMENT-0.21%
    250,000 K & F Industries,
            Incorporated, 11.875%   . . . . . .  12/01/03                255,000
                                                                     -----------
TRANSPORTATION-0.44%
    470,000 Southern Railway Company,
            8.75%   . . . . . . . . . . . . . .  10/15/03                532,750
                                                                     -----------
COMMUNICATION SERVICES-1.41%
  2,025,000 Cablevision Industries,
            Corporation, 9.25%  . . . . . . . .  04/01/08                103,500
  1,400,000 GTE Flordia, Incorporated,
            6.31%   . . . . . . . . . . . . . .  12/15/02              1,370,138
    200,000 Heritage Media Services,
            11.00%  . . . . . . . . . . . . . .  06/15/02                215,500
                                                                     -----------
                                                                       1,689,138
ELECTRIC, GAS & SANITARY SERVICES-2.13%
  2,000,000 Cincinnati Gas & Electric
            Corporation, 6.90%  . . . . . . . .  06/01/25              1,293,447
    125,000 Cleveland Electric Illuminating
            Company, 9.50%  . . . . . . . . . .  05/15/05                125,346
    820,000 Georgia Power Company,
            4.75%   . . . . . . . . . . . . . .  03/01/96                812,251
    300,000 Virginia Electric & Power
            Company, 9.375%   . . . . . . . . .  06/01/98                323,019
                                                                     -----------
                                                                       2,554,063
WHOLESALE & RETAIL TRADE-0.09%
    125,000 Big V Supermarkets,
            Incorporated, 11.00%  . . . . . . .  02/15/04                105,000
                                                                     -----------
BANKING & FINANCE-18.20%
  1,270,000 American General Finance
            Corporation, 8.00%  . . . . . . . .  02/15/00              1,341,692
  2,000,000 Associates Corporation of
            North America, 7.75%  . . . . . . .  02/15/05              2,148,960
    300,000 Associates Corporation of
            North America, 9.125%   . . . . . .  04/01/00                331,125
    452,615 Bellsouth Savings & Employee
            Credit Union, 9.19%   . . . . . . .  07/01/03                501,855
  1,325,000 Comerica, Incorporated,
            7.125%  . . . . . . . . . . . . . .  12/01/13              1,224,697
   $290,000 Commercial Credit Group,
            Incorporated, 10.00%  . . . . . . .  05/01/99               $321,088
  2,000,000 Exxon Capital
            Corporation, 6.625%   . . . . . . .  08/15/02              2,009,840
  1,775,000 First National Bank of
            Boston, 8.00%   . . . . . . . . . .  09/15/04              1,880,914
  1,750,000 First Union Corporation,
            7.50%   . . . . . . . . . . . . . .  04/15/35              1,836,782
    950,000 General Motors Acceptance
            Corportion, 6.00%   . . . . . . . .  01/11/99                932,948
  1,400,000 General Motors Acceptance
            Corporation, 7.00%  . . . . . . . .  09/15/02              1,401,694
  1,340,000 KFW International Financial,
            Incorporated, 8.85%   . . . . . . .  06/15/99              1,456,995
  1,000,000 National Westminster
            Bank, PLC, 9.45%  . . . . . . . . .  05/01/01              1,129,640
  2,000,000 NBD Bancorp, Incorporated,
            8.25%   . . . . . . . . . . . . . .  11/01/24              2,218,340
    940,000 Texaco Capital,
            Incorporated, 8.93%   . . . . . . .  07/23/01              1,053,336
  1,967,000 United Virginia Bankshares,
            Incorporated, 8.625%  . . . . . . .  04/15/98              2,073,493
                                                                     -----------
                                                                      21,863,399
HOLDING & INVESTMENT COMPANIES-2.28%
    350,000 Beneficial Corporation,
            8.40%   . . . . . . . . . . . . . .  05/15/08                408,667
    470,000 Beneficial Corporation,
            8.90%   . . . . . . . . . . . . . .  06/06/01                522,499
    900,000 Chase Manhattan
            Corporation, 8.00%  . . . . . . . .  02/04/97                923,211
    900,000 Norwest Corporation,
            6.00%   . . . . . . . . . . . . . .  03/15/00                881,676
                                                                     -----------
                                                                       2,736,053
BUSINESS SERVICES-1.29%
  1,500,000 International Lease Finance
            Company, 7.50%  . . . . . . . . . .  03/01/99              1,551,810
                                                                     -----------
HEALTH SERVICES-0.32%
    350,000 Ornda Healthcorp, 11.375%   . . . .  08/15/04                382,375
                                                                     -----------
EDUCATIONAL & SOCIAL SERVICES-0.30%
    350,000 Kindercare Learning Centers,
            Incorporated, 10.375%   . . . . . .  06/01/01                358,750
                                                                     -----------
TOTAL CORPORATE BONDS
  (Cost $38,235,336)  . . . . . . . . . . . . .                      $39,976,287
                                                                     -----------
FOREIGN BONDS-0.27%
NEW ZEALAND GOVERNMENT-0.27%
    250,000 10.625%   . . . . . . . . . . . . .  11/15/05                323,783
                                                                     -----------
TOTAL FOREIGN BONDS
  (Cost $281,907) . . . . . . . . . . . . . . .                      $   323,783
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

 Principal
   Amount                                                      Maturity       Value
   ------                                                      --------       -----
FIXED INCOME - OTHER-6.79%
MISCELLANEOUS ASSET-BACKED SECURITIES-6.79%
 $1,500,000 American Express Master Trust,
            Series 1992, Class A, 6.60%   . . . . . . . . . .  05/15/00     $  1,507,020
  1,550,000 Olympic Automobile Receivable
            Trust, Series 1995, 7.35%   . . . . . . . . . . .  10/15/01        1,580,192
  2,025,156 Premier Auto Trust, Series
            1993, Class A2, 4.65%   . . . . . . . . . . . . .  11/02/99        1,988,440
  1,500,000 Premier Auto Trust, Series
            1994, Class A3, 6.35%   . . . . . . . . . . . . .  05/02/00        1,505,145
  1,500,000 Standard Credit Card Master Trust,
            Series 1991,Class A, 7.875%   . . . . . . . . . .  11/07/98        1,578,270
                                                                            ------------
TOTAL FIXED INCOME - OTHER
  (Cost $8,039,370) . . . . . . . . . . . . . . . . . . . . .               $  8,159,067
                                                                            ------------

 Principal
   Amount                                                                       Value
   ------                                                                       -----
REPURCHASE AGREEMENT-0.93%***
$1,118,000   Repurchase Agreement with Shearson Lehman
             dated 06/30/95 at 6.20%, to be repurchased at
             $1,118,578 on 07/03/95, collateralized by
             $1,075,000 U.S. Treasury Note, 7.75% due
             12/31/99 (valued at $1,145,547,
             including interest)  . . . . . . . . . . . . . .               $  1,118,000
                                                                            ------------

TOTAL INVESTMENTS (Investment Quality
  Bond Trust) (Cost $115,167,435) . . . . . . . . . . . . . .               $120,076,431
                                                                            ============

U.S. GOVERNMENT SECURITIES TRUST
U.S. GOVERNMENT AGENCY AND
MORTGAGE - BACKED OBLIGATIONS-50.37%
FEDERAL HOME LOAN BANK-14.70%
 $3,300,000 5.94%   . . . . . . . . . . . . . . . . . . . . .  06/13/00     $  3,297,938
    250,000 6.49%   . . . . . . . . . . . . . . . . . . . . .  09/08/97          252,305
  9,000,000 6.59%   . . . . . . . . . . . . . . . . . . . . .  08/11/97        8,977,500
  9,000,000 7.81%   . . . . . . . . . . . . . . . . . . . . .  07/17/96        9,165,960
  8,000,000 8.25%   . . . . . . . . . . . . . . . . . . . . .  09/25/96        8,210,000
                                                                            ------------
                                                                              29,903,703
FEDERAL HOME LOAN MORTGAGE CORPORATION-9.34%
  3,500,000 5.25%   . . . . . . . . . . . . . . . . . . . . .  11/15/13        3,398,255
  9,753,175 6.50%   . . . . . . . . . . . . . . . .07/01/06 -  11/15/20        9,427,857
    196,738 7.00%   . . . . . . . . . . . . . . . . . . . . .  12/01/04          193,746
    244,970 8.25%   . . . . . . . . . . . . . . . . . . . . .  07/01/06          250,710
  5,254,164 10.75%  . . . . . . . . . . . . . . . .09/01/09 -  03/01/16        5,739,014
                                                                            ------------
                                                                              19,009,582
FEDERAL NATIONAL MORTGAGE ASSOCIATION-21.39%
 13,250,000 5.94%   . . . . . . . . . . . . . . . . . . . . .  01/29/98       13,235,823
 12,300,000 6.25%   . . . . . . . . . . . . . . . . . . . . .  03/25/18       12,173,064
    279,796 6.50%   . . . . . . . . . . . . . . . . . . . . .  10/01/05          275,946
 17,500,000 6.50%, TBA**  . . . . . . . . . . . . . . . . . .  01/01/99       16,821,875
     42,763 8.00%   . . . . . . . . . . . . . . . .08/01/04 -  10/01/24           43,776
    411,876 8.25%   . . . . . . . . . . . . . . . . . . . . .  09/01/08          423,606
     74,511 8.50%   . . . . . . . . . . . . . . . . . . . . .  02/01/09           78,904
    408,178 8.75%   . . . . . . . . . . . . . . . . . . . . .  08/01/09          426,346
     $7,397 10.00%  . . . . . . . . . . . . . . . . . . . . .  04/01/16           $8,086
     39,922 10.50%  . . . . . . . . . . . . . . . . . . . . .  03/01/16           43,307
                                                                            ------------
                                                                              43,530,733
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-0.43%
    271,752 7.50%   . . . . . . . . . . . . . . . . . . . . .  02/15/07          275,121
     16,771 8.00%   . . . . . . . . . . . . . . . . . . . . .  10/15/05           17,270
    489,537 9.50%   . . . . . . . . . . . . . . . . . . . . .  09/15/20          518,909
     63,163 11.00%  . . . . . . . . . . . . . . . . . . . . .  09/15/15           70,130
                                                                            ------------
                                                                                 881,430
STUDENT LOAN MARKETING ASSOCIATION-2.22%
  4,300,000 7.50%   . . . . . . . . . . . . . . . . . . . . .  03/08/00        4,525,750
                                                                            ------------

TENNESSEE VALLEY AUTHORITY-2.27%
  4,500,000 8.25%   . . . . . . . . . . . . . . . . . . . . .  11/15/96        4,628,700
                                                                            ------------

TOTAL U.S. GOVERNMENT AGENCY AND
MORTGAGE - BACKED OBLIGATIONS
  (Cost $101,085,930) . . . . . . . . . . . . . . . . . . . .               $102,479,898
                                                                            ------------

U.S. TREASURY OBLIGATIONS-35.98%
U.S. TREASURY BONDS-21.14%
  7,650,000 7.625%  . . . . . . . . . . . . . . . . . . . . .  02/15/25        8,639,681
  9,000,000 8.875%  . . . . . . . . . . . . . . . . . . . . .  08/15/17       11,205,000
1 7,000,000 11.875%   . . . . . . . . . . . . . . . . . . . .  11/15/03       23,165,220
                                                                            ------------
                                                                              43,009,901
U.S. TREASURY NOTES-14.84%
 29,300,000 6.75%   . . . . . . . . . . . . . . . . . . . . .  04/30/00       30,188,083
                                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $69,003,391)  . . . . . . . . . . . . . . . . . . . .               $ 73,197,984
                                                                            ------------

COLLATERALIZED MORTGAGE OBLIGATIONS-5.58%
    137,124 Collateralized Mortgage Securities
            Company, Series 88, Class 11,
            9.20%, (Collateralized
            by FNMA 9.50%)  . . . . . . . . . . . . . . . . .  07/01/03          144,366
     87,348 Drexel Burnham Lambert,
            9.30%, (Collateralized
            by GNMA 10.00%)   . . . . . . . . . . . . . . . .  06/01/17           90,023
     54,933 Goldman Sachs Trust 7,
            Series C, Class C2,
            9.10%, (Collateralized
            by FNMA 9.50%)  . . . . . . . . . . . . . . . . .  04/27/17           55,156
     60,829 Merrill Lynch Trust XXV,
            Class B, 8.75%, (Collateralized
            by FHLMC 10.00%)  . . . . . . . . . . . . . . . .  03/20/19           62,102
  8,354,660 Ryland Acceptance Corporation
            Four, 86F, 8.75%, (Collateralized
            by GNMA 9.50%)  . . . . . . . . . . . . . . . . .  04/01/19        8,780,163
  2,219,402 Shearson Lehman, Incorporated,
            7.50%, (Collateralized by
            GNMA 11.50%)  . . . . . . . . . . . . . . . . . .  06/01/18        2,221,466
                                                                            ------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS  (Cost $11,560,382) . . . . . . . . . . . . . . .               $ 11,353,276
                                                                            ------------

 ** Purchased on a forward commitment (Note 2).
*** At June 30, 1995 a portion of this security was pledged to cover forward comitments purchased.
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                          Value
  ------                                                                          -----
REPURCHASE AGREEMENTS-8.07%***
$8,215,000    Repurchase Agreement with State Street
              Bank & Trust, dated 06/30/95 at 6.00%, to be
              repurchased at $8,219,108 on 07/03/95,
              collateralized by $8,115 000 U.S. Treasury
              Note, 6.875% due 03/31/97 (valued at
              $8,521,254, including interest) . . . . . . . . .                $  8,215,000

 8,216,000    Repurchase Agreement with UBS Securities,
              dated 06/30/95 at 6.05%, to be repurchased
              at $8,220,142 on 07/03/95, collateralized by
              $5,190,000 U.S. Treasury Bond, 14.00%
              due 11/15/11 (valued at $8,306,825,
              including interest) . . . . . . . . . . . . . . .                   8,216,000
                                                                               ------------
                                                                               $ 16,431,000
TOTAL INVESTMENTS (U.S. Government
 Securities Trust) (Cost $198,080,703)  . . . . . . . . . . . .                $203,462,158
                                                                               ============

MONEY MARKET TRUST

 Principal
   Amount                                                        Maturity          Value
   ------                                                        --------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS-21.47%
FEDERAL HOME LOAN BANK-0.40%
$ 1,075,000 6.00%   . . . . . . . . . . . . . . . . . . . . . .  07/24/95      $  1,070,879
                                                                               ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION-1.35%
    465,000 5.93%   . . . . . . . . . . . . . . . . . . . . . .  07/07/95           464,540
  3,140,000 6.03%   . . . . . . . . . . . . . . . . . . . . . .  07/03/95         3,138,948
                                                                               ------------
                                                                                  3,603,488
FEDERAL NATIONAL MORTGAGE ASSOCIATION-13.00%
  9,000,000 5.75%   . . . . . . . . . . . . . . . . . . . . . .  10/26/95         8,831,813
 10,910,000 5.92%   . . . . . . . . . . . . . . . . . . . . . .  07/27/95        10,863,354
 15,000,000 6.04%   . . . . . . . . . . . . . . . . . . . . . .  07/17/95        14,959,733
                                                                               ------------
                                                                                 34,654,900
STUDENT LOAN MARKETING ASSOCIATION-6.72%
 10,000,000 FRN, 5.70%  . . . . . . . . . . . . . . . . . . . .  09/28/98        10,000,000
  7,900,000 FRN, 5.71%  . . . . . . . . . . . . . . . . . . . .  02/22/99         7,900,936
                                                                               ------------
                                                                                 17,900,936
TOTAL U.S. GOVERNMENT
  AGENCY OBLIGATIONS  . . . . . . . . . . . . . . . . . . . . .                $ 57,230,203
                                                                               ------------
COMMERCIAL PAPER-76.08%
  9,000,000 American Express Credit
            Corporation, 6.10%  . . . . . . . . . . . . . . . .  07/05/95         8,993,900
  5,000,000 American Home Products
            Corporation, 5.90%  . . . . . . . . . . . . . . . .  09/22/95         4,931,986
  7,000,000 ANZ Delaware, 5.80%   . . . . . . . . . . . . . . .  09/18/95         6,910,906
  2,000,000 Baxter International,
            Incorporated, 6.00%   . . . . . . . . . . . . . . .  08/18/95         1,984,000
  6,000,000 BHF Finance Delaware,
            5.98%   . . . . . . . . . . . . . . . . . . . . . .  08/02/95         5,968,107
  8,200,000 Chase Manhattan
            Corporation, 6.03%  . . . . . . . . . . . . . . . .  07/18/95         8,176,651
  5,000,000 Chevron Transport
            Corporation, 5.87%  . . . . . . . . . . . . . . . .  09/29/95         4,926,625
  3,000,000 CIESCO, L.P,.5.85%  . . . . . . . . . . . . . . . .  09/12/95         2,964,413
  2,500,000 CIESCO, L.P,.5.85%  . . . . . . . . . . . . . . . .  09/21/95         2,466,688
 $9,000,000 CIT Group Holding, 6.10%  . . . . . . . . . . . . .  07/24/95      $  8,964,925
  6,350,000 The Coca-Cola Enterprises,
            Incorporated, 5.90%   . . . . . . . . . . . . . . .  09/21/95         6,264,663
  3,000,000 Comerzbank U.S. Finance,
            5.95%   . . . . . . . . . . . . . . . . . . . . . .  09/17/95         2,976,696
  6,000,000 Corestates Capital
            Corporation, 6.09%  . . . . . . . . . . . . . . . .  01/05/96         6,000,000
  7,200,000 CSW Credit, Incorporated,
            5.98%   . . . . . . . . . . . . . . . . . . . . . .  07/07/95         7,192,824
  7,000,000 Delaware Funding
            Corporation, 5.97%  . . . . . . . . . . . . . . . .  08/14/95         6,948,923
  9,000,000 Ford Motor Credit Company,
            5.90%   . . . . . . . . . . . . . . . . . . . . . .  10/19/95         8,837,750
 10,000,000 General Electric Capital
            Corporation, 6.10%  . . . . . . . . . . . . . . . .  07/27/95         9,955,944
  9,000,000 General Motors Acceptance
            Corporation, 5.96%  . . . . . . . . . . . . . . . .  08/28/95         8,913,580
  7,000,000 Household Finance
            Corporation, 6.10%  . . . . . . . . . . . . . . . .  07/05/95         6,995,256
  9,000,000 Indosuez of North America
            Incorporated, 5.80%   . . . . . . . . . . . . . . .  10/13/95         8.849,200
  2,000,000 International Paper Company,
            6.20%   . . . . . . . . . . . . . . . . . . . . . .  07/10/95         1,996,900
  4,000,000 Kreditbank of North America,
            5.95%   . . . . . . . . . . . . . . . . . . . . . .  09/08/95         3,955,422
  8,000,000 McKenna Triangle National
            Corporation, 5.95%  . . . . . . . . . . . . . . . .  08/04/95         7,955,044
  9,000,000 Monsanto Company, 5.75%   . . . . . . . . . . . . .  11/21/95         8,794,438
  7,000,000 Prudential Funding
            Corporation, 5.87   . . . . . . . . . . . . . . . .  08/28/95         6,933,799
  4,000,000 San Paolo U.S. Finance
            Company, 5.98%  . . . . . . . . . . . . . . . . . .  07/18/95         3,988,704
  5,000,000 San Paolo U.S. Finance
            Company, 5.98%  . . . . . . . . . . . . . . . . . .  07/27/95         4,980,897
 10,000,000 Sears Roebuck Acceptance
            Corporation, 6.10%  . . . . . . . . . . . . . . . .  07/11/95         9,983,056
  4,000,000 Toshiba America, 5.95%  . . . . . . . . . . . . . .  09/08/95         3,954,383
  5,000,000 West One Bank, 6.05%  . . . . . . . . . . . . . . .  07/10/95         5,000,000
  7,000,000 Westpac Capital Corporation,
            6.11%   . . . . . . . . . . . . . . . . . . . . . .  07/06/95         6,994,060
  9,000,000 Whirlpool Corporation,
            5.95%   . . . . . . . . . . . . . . . . . . . . . .  07/13/95         8,982,150
                                                                               ------------
TOTAL COMMERCIAL PAPER  . . . . . . . . . . . . . . . . . . . .                $202,741,890
                                                                               ------------

 Principal
   Amount                                                                         Value
   ------                                                                         -----
REPURCHASE AGREEMENT-2.45%
$6,538,000    Repurchase Agreement with Shearson
              Lehman, dated 06/30/95 at 6.20%, to be
              repurchased at $6,541,378 on 07/03/95,
              collateralized by $4,135,000 U.S. Treasury
              Bond, 13.25%, due 05/15/14 (valued
              at $6,675,441,including interest)                                $  6,538,000
                                                                               ------------
TOTAL INVESTMENTS (Money Market Trust)  . . . . . . . . . . . .                $266,510,093
                                                                               ============

*** At June 30, 1995 a portion of this security was pledged to cover forward comitments purchased.
    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

ASSET ALLOCATION TRUSTS

                                                    AGGRESSIVE                    MODERATE                   CONSERVATIVE
                                             ------------------------     -----------------------      ---------------------
                                              Shares         Value         Shares        Value          Shares       Value
                                             --------     -----------     --------    -----------      -------    ----------
COMMON STOCKS:                                 75.93%                       41.00%                      24.23%
AGRICULTURE:                                                    0.16%                        0.09%                      0.05%
Dekalb Genetics Corporation, Class B......     6,300      $  277,200       12,700     $   558,800       2,500     $  110,000
                                                          ----------                  -----------                 ----------

MINING:                                                         1.24%                        0.74%                      0.44%
Amoco Corporation.........................     7,900         526,337       16,700       1,112,638       3,900        259,838
Barrick Gold Corporatiion.................     4,100         103,525        4,300         108,575       2,300         58,075
Broken Hill Proprietary Company, Ltd......     6,995          86,108       18,719         230,429       1,815         22,342
Camco International Incorporated..........     2,500          58,437        5,600         130,900       1,600         37,400
Nacco Industries, Incorporated, Class A...     3,200         191,600        8,600         514,925       1,600         95,800
Newmont Mining Corporation................    12,800         536,000       31,100       1,302,312       7,000        293,125
Questar Corporation.......................     4,100         117,875        9,300         267,375       1,700         48,875
Sungei Way Holdings.......................    22,000          89,787       35,000         142,842       6,000         24,487
Vulcan Materials Company..................     7,000         381,500       17,700         964,650       3,100        168,950
                                                          ----------                  -----------                 ----------
                                                           2,091,169                    4,774,646                  1,008,892
OIL &GAS EXPLORATION:                                           4.40%                        2.53%                     1.54%
Amerada Hess Corporation..................    14,500         708,688       35,300       1,725,288       8,400        410,550
Ampolex, Ltd..............................    37,944          86,298       54,799         124,632      10,167         23,123
Anadarko Petroleum Corporation............     1,900          81,938        5,200         224,250         700         30,188
Atlantic Richfield Company................     3,000         329,250        8,100         888,975       1,200        131,700
British Petroleum Company, PLC, ADR.......     6,800         582,250       14,000       1,198,750       3,100        265,438
Burlington Resources, Incorporated........     2,300          84,812        6,300         232,313       1,200         44,250
Chevron Corporation.......................     2,100          97,912        4,700         219,138       2,900        135,213
E.I. Du Pont De Nemours & Company.........    17,300       1,189,375       38,100       2,619,375       9,200        632,500
Exxon Corporation.........................     8,000         565,000       11,500         812,188       1,800        127,125
Halliburton Company.......................    11,400         407,550       23,800         850,850       5,500        196,625
Mobil Corporation.........................     6,300         604,800       13,700       1,315,200       3,100        297,600
Occidental Petroleum Corporation..........      ----            ----        7,400         169,275        ----           ----
OMV, AG*..................................       520          59,955          840          96,850        ----           ----
Pacific Enterprises.......................     1,300          31,850        2,900          71,050         700         17,150
Schlumberger, Ltd.........................    23,100       1,435,088       52,800       3,280,200      10,400        646,100
Total, SA, Class B*.......................     6,328         380,859       10,340         622,380       1,801        108,375
Total, SA, ADR............................     9,100         275,275       25,500         771,375       5,900        178,475
Unocal Corporation........................    18,900         522,113       41,700       1,151,962       9,000        248,625
                                                          ----------                  -----------                 ----------
                                                           7,443,013                   16,374,051                  3,493,037
FOOD PRODUCTS:                                                  4.91%                        2.80%                      1.72%
Anheuser-Busch Companies, Incorporated....       900          51,187         ----            ----       1,300         73,938
Archer-Daniels-Midland Company............     3,826          71,259       19,267         358,848       4,364         81,280
CPC International, Incorporated...........    38,600         281,810       63,600         464,330      11,700         85,419
Cadbury Schweppes, PLC....................     3,400         209,950       17,100       1,055,925       4,700        290,255
The Coca-Cola Company.....................     5,800         369,750       10,800         688,500       2,700        172,125
Dean Foods Company........................    10,800         302,400       20,300         568,400       4,700        131,600
Dole Food Company, Incorporated...........     8,900         259,212       18,600         541,725       3,500        101,938
Goodmark Foods, Incorporated..............     4,600          73,600       10,800         172,800       2,600         41,600
Nestle, S.A...............................       262         272,808          340         354,025          61         63,516
PepsiCo, Incorporated.....................    44,300       2,021,188       99,300       4,530,562      20,100        917,063
Philip Morris Companies, Incorporated.....    35,000       2,603,125       78,400       5,831,000      17,000      1,264,375
Ralcorp Holdings, Incorporated*...........    15,266         349,210       34,100         780,037       7,800        178,425
Ralston Purina Company....................     9,600         489,600       19,800       1,009,800       4,100        209,100
RJR Nabisco Holdings Corporation..........     2,500          69,687        6,500         181,187         700         19,513

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   AGGRESSIVE                 MODERATE                   CONSERVATIVE
                                             ---------------------     ----------------------      ---------------------
                                             Shares       Value         Shares        Value        Shares       Value
                                             -------    ----------     --------    ----------      -------    ----------
FOOD PRODUCTS - CONTINUED

Southcorp Holdings, Ltd....................  118,300    $  236,264     193,300       $386,050       37,000       $73,895
Tootsie Roll Industries, Incorporated......    1,872       129,636       4,429        306,708        1,236        85,593
Tyson Foods, Incorporated, Class A.........   11,300       261,312      22,000        508,750        3,300        76,312
Unliever NV*...............................    2,000       260,213       3,000        390,319          300        39,032
                                                        ----------                -----------                 ----------
                                                         8,312,211                 18,128,966                  3,904,949

TEXTILE MILL PRODUCTS:                                        0.06%                      0.03%                      0.03%
Warnaco Group, Incorporated, Class A.......    4,800        96,000      10,600        212,000        3,400        68,000
                                                        ----------                -----------                 ----------

FURNITURE & FIXTURES:                                         0.29%                      0.13%                      0.08%
Haverty Furniture Companies, Incorporated..    5,600        57,400        ----           ----         ----          ----
Industries Natuzzi Spa, ADR................    2,600        86,125       5,300        175,563          500        16,563
Herman Miller, Incorporated................    9,100       225,225      22,200        549,450        5,800       143,550
Syratech Corporation*......................    3,500        64,312       7,600        139,650         ----          ----
Weyerhaeuser Company.......................    1,200        56,550        ----           ----         ----          ----
Willamette Industries, Incorporated........     ----          ----        ----           ----          400        22,200
                                                        ----------                -----------                 ----------
                                                           489,612                    864,663                    182,313

PAPER, PRINTING & PUBLISHING:                                 1.38%                      0.78%                      0.39%
Champion International Corporation.........    7,900       411,787      12,100        630,713        2,500       130,313
Consolidated Papers, Incorporated..........    2,600       149,825       8,800        507,100          900        51,863
Franklin Quest Company*....................    3,700        88,800       7,200        172,800        1,600        38,400
International Paper Company................    3,100       265,825       7,700        660,275        2,400       205,800
James River Corporation of Virginia........    2,700        74,587       2,900         80,113         ----          ----
Meredith Corporation.......................    2,400        60,900       4,000        101,500        2,600        65,975
Minnesota Mining & Manufacturing
  Company..................................    1,500        85,875       5,000        286,250          700        40,075
Mirror Group, PLC..........................  113,600       240,318     186,500        394,536       31,700        67,061
News International.........................   60,000       291,077     102,800        498,712       18,700        90,719
Pulitzer Publishing Company................    3,125       133,203       7,125        303,703        1,750        74,564
The E.W. Scripps Company, Class A..........    4,000       129,000       8,500        274,125         ----          ----
Stone Container Corporation................    1,400        29,750       3,100         65,875          700        14,875
Tambrands, Incorporated....................    1,400        59,850       5,400        230,850          800        34,200
Temple-Inland, Incorporated................      900        42,862       1,900         90,487          400        19,050
Union Camp Corporation.....................    1,300        75,237       5,300        306,737         ----          ----
Ver Ned Uitgevers..........................    1,650       197,531       2,650        317,247          500        59,858
Westvaco Corporation.......................     ----          ----       2,300        101,775         ----          ----
                                                        ----------                -----------                 ----------
                                                         2,336,427                  5,022,798                    892,753

CHEMICALS PRODUCTS:                                           7.99%                      4.36%                     2.62%
Akzo Nobel N.V., ADR.......................     ----          ----       5,400        323,325        2,000       119,750
Azko Nobel N.V.............................    2,000       239,045       3,100        370,520          700        83,666
Alberto-Culver Company, Class A............    8,400       216,300      21,300        548,475        4,500       115,875
Allergan, Incorporated.....................    9,100       246,837      19,700        534,363        4,600       124,775
American Home Products Corporation.........    2,900       224,387       5,300        410,088        1,400       108,325
ARCO Chemical Company......................    1,500        68,062       3,500        158,813          800        36,300
Baxter International, Incorporated.........   13,800       501,975      32,900      1,196,738        8,600       312,825
Bristol-Myers Squibb Company...............   11,900       810,688      25,000      1,703,125        5,500       374,688
CCA Industries, Incorporated*..............   12,500        32,813      28,400         74,550        6,300        16,538
Ciba-Geigy, AG*............................      125        91,620         310        227,217         ----          ----
Cor Therapeutics, Incorporated*............    7,600        67,925      16,200        144,788        4,100        36,644

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     AGGRESSIVE                  MODERATE                CONSERVATIVE
                                               ---------------------     ----------------------      ---------------------
                                               Shares       Value         Shares       Value         Shares        Value
                                               -------   -----------     --------   -----------      -------    ----------
CHEMICALS PRODUCTS - CONTINUED
Cytec Industries, Incorporated*.............     1,200   $    49,050       1,900    $    77,663          600    $   24,525
The Dial Corporation........................    12,300       304,425      41,300      1,022,175        9,400       232,650
Elan Corporation, PLC, ADR*.................      ----          ----       4,100        167,075          500        20,375
Genentech, Incorporated*....................     6,500       316,062      17,900        870,388        3,900       189,638
Glaxo Wellcome, PLC, ADR*...................    40,200       493,308      62,745        769,966       12,077       148,201
W.R. Grace & Company........................    17,400     1,067,925      37,600      2,307,700        8,300       509,413
Great Lakes Chemical Corporation............     1,800       108,450       2,500        150,625          300        18,075
Guest Supply, Incorporated*.................     7,300       189,800      12,700        330,200        3,000        78,000
IVAX Corporation............................     1,844        45,408       4,005         98,623         ----          ----
Johnson & Johnson...........................    29,800     2,015,225      53,800      3,638,225       10,800       730,350
Kansai Paint Company........................    48,000       242,393      81,000        409,038       13,000        65,648
London International Group, PLC.............   213,000       372,674     347,800        608,525       69,700       121,950
Martek Biosciences Corporation*.............     3,100        41,850      14,700        198,450        2,000        27,000
Merck & Company, Incorporated...............      ----          ----       5,800        284,200        1,200        58,800
Olin Corporation............................       400        20,600         800         41,200          200        10,300
Om Group, Incorporated......................     2,200        62,700       2,900         82,650         ----          ----
Pfizer, Incorporated........................     4,900       452,637      10,900      1,006,887        2,500       230,938
PPG Industries, Incorporated................     2,000        86,000       2,400        103,200         ----          ----
Protein Design Laboratories, Incorporated*..     7,900       163,925      15,700        325,775        3,400        70,550
Riken Vinyl Industry Company................    29,000       242,936      46,000        385,346        8,000        67,017
Sankyo Company*.............................    17,000       395,139      28,000        650,817        5,000       116,217
Schering, AG................................     7,500       523,899      12,500        873,165        2,000       139,706
Schering-Plough Corporation.................    39,400     1,738,525      90,200      3,980,075       19,600       864,850
Sekisui Chemical............................     8,000        94,390        ----           ----        3,000        35,396
Sequa Corporation, Class A*.................     2,200        64,350        ----           ----        1,300        38,025
Shin-Etsu Chemical Company..................    18,000       316,442      29,000        509,822        4,000        70,320
Showa Denko K.K.*...........................    58,000       171,081      91,000        268,421       17,000        50,144
Solvay......................................       100        54,841         200        109,681           50        27,420
Sumitomo Bakelite...........................    25,000       171,081      45,000        307,946        8,000        54,746
Union Carbide Corporation...................    17,900       597,413      39,500      1,318,312        9,400       313,725
Warner-Lambert Company......................     3,200       276,400      11,100        958,762        2,600       224,575
Yamanouchi Pharmaceutical...................    15,000       338,033      29,000        653,531        4,000        90,142
                                                         -----------                -----------                 ----------
                                                          13,516,613                 28,200,445                  5,958,082

RUBBER & PLASTIC:                                               0.42%                      0.22%                      0.12%
Bandag, Incorporated........................     6,000       375,000      13,900        868,750        3,000       187,500
Park-Ohio Industries, Incorporated*.........     3,600        43,200       5,600         67,200        1,000        12,000
Pirelli Tyre Holdings*......................    15,150       101,684      25,050        168,132        4,400        29,532
WPP Group, PLC..............................    96,600       187,453     151,100        293,211       26,600        51,618
                                                         -----------                -----------                 ----------
                                                             707,337                  1,397,293                    280,650

BUILDING MATERIALS & CONSTRUCTION:                              1.31%                      0.60%                      0.34%
Armstrong World Industries, Incorporated....      ----          ----       1,300         65,163          300        15,038
Beazer Homes USA, Incorporated*.............     3,500        58,187        ----           ----         ----          ----
Corporacion Financiera Alba.................     2,500       128,999       3,650        188,338          600        30,960
Georgia-Pacific Corporation.................     1,400       121,450       3,100        268,925          700        60,725
Japan Foundation Engineer...................     7,700       149,903      18,200        354,315        2,600        50,616
Kaneshita Construction......................     8,000       105,716      23,000        303,935        3,000        39,644
Kyocera Corporation.........................     1,000        82,355       1,000         82,355        1,000        82,355
Lafarge Corporation.........................    15,900       298,125      24,100        451,875        4,000        75,000
Marui Company...............................    16,000       254,852      21,000        334,494        5,000        79,641

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     AGGRESSIVE                 MODERATE                 CONSERVATIVE
                                               ---------------------     ----------------------      ---------------------
                                               Shares       Value         Shares       Value         Shares        Value
                                               -------   -----------     --------   -----------      -------    ----------
BUILDING MATERIALS & CONSTRUCTION - CONTINUED
Medusa Corporation...........................    6,100    $  151,737      16,150    $   401,731        3,800    $   94,525
Sho Bond Corporation.........................    5,000       165,182       7,000        231,255        1,000        33,036
Tesco, PLC...................................  139,849       645,080     226,386      1,044,250       38,716       178,587
Wickes Lumber Company*.......................    4,600        62,675      11,400        155,325        1,800        24,525
                                                          ----------                -----------                 ----------
                                                           2,224,261                  3,881,961                    764,652

METAL PRODUCTS:                                                 1.73%                      0.89%                      0.50%
Aluminum Company of American.................   22,100     1,107,763      50,200      2,516,275        9,200       461,150
Hitachi, Ltd.................................   55,000       548,345      89,000        887,322       15,000       149,549
Huntco, Incorporated, Class A................     ----          ----         500          8,125          200         3,250
IMCO Recycling, Incorporated.................    7,100       133,125      10,200        191,250        2,000        37,500
Kawasaki Steel...............................   26,000        85,281      43,000        141,042        7,000        22,960
Kobe Steel*..................................   80,000       190,667     130,000        309,834       23,000        54,817
Outokumpu OY.................................    2,300        38,235       5,250         87,275          600         9,974
Reynolds Metals Corporation..................    1,400        72,450       3,000        155,250          600        31,050
Rockwell International Corporation...........    3,100       141,825       7,500        343,125        2,800       128,100
Tadano.......................................   20,000       148,428      32,000        237,484        6,000        44,528
Texas Instruments, Incorporated..............    1,900       254,362       3,700        495,337          800       107,100
Transtechnology Corporation..................    4,100        55,350       8,800        118,800        2,300        31,050
Ugine, SA....................................    2,150       151,124       3,550        249,531          650        45,689
                                                          ----------                -----------                 ----------
                                                           2,926,955                  5,740,650                  1,126,717

INDUSTRIAL & COMMERICAL MACHINERY:                              4.20%                      2.27%                      1.42%
Amada Company, Ltd...........................   19,000       162,527      31,000        265,176        6,000        51,324
Canon, Incorporated..........................   20,000       325,644      38,000        618,725        6,000        97,693
Caterpillar, Incorporated....................   11,900       764,575      25,500      1,638,375        6,200       398,350
Cisco Systems, Incorporated*.................    2,600       131,462       4,200        212,363        1,400        70,788
Compaq Computer Corporation*.................   26,400     1,197,900      60,400      2,740,650       11,700       530,888
Deere & Company..............................    1,800       154,125       3,700        316,813          700        59,938
Digital Equipment Corporation*...............    3,000       122,250       6,100        248,575        1,300        52,975
Fedders Corporation, Class A.................    2,500        10,312       5,950         24,544        1,525         6,291
Fedders USA, Incorporated....................   10,000        58,750      23,800        139,825        6,100        35,838
Fuji Photo Film Company, Ltd*................   11,000       260,870      16,000        379,447        3,000        71,146
Fusion Systems Corporation*..................    1,200        41,000        ----           ----         ----          ----
Goulds Pumps, Incorporated...................    6,500       141,375      13,700        297,975        3,600        78,300
Harnischfeger Industries, Incorporated.......   10,791       373,638      24,534        849,490        6,691       231,676
International Business Machines
  Corporation................................   25,600     2,457,600      53,500      5,136,000       12,600     1,209,600
International Imaging Material*..............    4,500       114,750       9,700        247,350        2,500        63,750
Liberty Technologies, Incorporated...........     ----          ----      17,500         96,250        3,900        21,450
Mannesmann, AG...............................      650       198,586       1,050        320,793          150        45,828
Natural Microsystems Corporation*............    5,200        96,200      12,300        227,550        2,200        40,700
Sony Corporation.............................    6,800       326,541      12,700        609,864        2,200       105,646
Sun Microsystems, Incorporated*..............    3,500       169,750       6,900        334,650        1,400        67,900
                                                          ----------                -----------                 ----------
                                                           7,107,955                 14,704,415                  3,240,081

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT:                        6.07%                      3.30%                      1.86%
Advanced Micro Devices, Incorporated*........     ----          ----       3,200        116,400          600        21,825
Boston Scientific Corporation*...............    2,600        82,875       5,200        165,750        1,600        51,000
Cabletron Systems, Incorporated*.............    1,150        61,238       2,500        133,125          600        31,950
Ericsson L.M. Telephone Company,
  ADR, Class B...............................   40,400       808,000      87,200      1,744,000       16,000       320,000
Ericsson L.M. Telephone Company, Class B.....    9,200       183,466      14,800        295,141        3,600        71,791

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     AGGRESSIVE                 MODERATE                 CONSERVATIVE
                                               ---------------------     ----------------------      ---------------------
                                               Shares       Value         Shares       Value         Shares        Value
                                               -------   -----------     --------   -----------      -------    ----------
ELECTRONIC & OTHER ELECTRICAL
  EQUIPMENT - CONTINUED
Fanuc.......................................     8,000   $   345,466      13,000    $   561,383        2,000    $   86,367
Fujitsu, Ltd................................    31,000       309,067      50,000        498,496       10,000        99,699
General Electric Company....................    26,600     1,499,575      77,000      4,340,875       15,200       856,900
Gentex Corporation*.........................     1,600        31,600       3,500         69,125          800        15,800
Hutchinson Technology, Incorporated*........     1,600        68,000        ----           ----         ----          ----
Intel Corporation...........................    28,600     1,810,738      65,400      4,140,638       14,800       937,025
Matsushita Electric Industrial Company, Ltd.    37,000       576,249      51,000        794,289       10,000       155,743
Micron Technology, Incorporated.............     5,800       318,275      13,700        751,788        2,800       153,650
Mitsubishi Electric Corporation.............    56,000       393,794      91,000        639,915       15,000       105,482
Motorola, Incorporated......................     5,000       335,625      10,300        691,388        2,200       147,675
Murata Manufacturing Company, Ltd...........      ----          ----       6,000        227,243        1,000        37,874
National Semiconductor Corporation*.........     2,000        55,500       4,100        113,775        1,000        27,750
NEC Corporation.............................     8,000        87,688      19,000        208,259        2,000        21,922
Niagara Mohawk Power Corporation............      ----          ----        ----           ----        1,000        14,750
Nokia Corporation, ADR......................     7,500       447,187      14,300        852,637        3,100       184,838
Nokia OY AB, Series A.......................     4,650       272,184       6,150         81,948        1,600        93,655
Nokia OY AB, Series K.......................     7,400       440,084      18,200      1,082,369        1,850       110,021
Omron Corporation...........................    15,000       286,709      24,000        458,734        4,000        76,456
Philips Electronics, NV*....................    16,900       715,482      27,750      1,174,831        4,900       207,448
Raytheon Company............................     1,700       131,962       5,100        395,887         ----          ----
Sanmina Corporation*........................     5,200       197,600      10,900        414,200        2,500        95,000
Scientific-Atlanta, Incorporated............     2,900        63,800       6,600        145,200        1,300        28,600
Spacelabs Medical, Incorporated*............     2,800        71,050       6,100        154,787        1,900        48,212
SGS Thomson Microelectronics,

  Incorporated*.............................     6,300       253,231      10,500        422,052        1,800        72,352
Sumitomo Electric Industries, Ltd...........    23,000       274,084      30,000        357,501        7,000        83,417
Thermo Electron Corporation*................     2,550       102,637       4,650        187,162        1,300        52,325
Thermo Voltek Corporation*..................      ----          ----        4100         58,937          500         7,187
TSI, Incorporated...........................      ----          ----        ----           ----        1,200        10,800
Xilinx, Incorporated*.......................       600        56,400       1,000         94,000         ----          ----
                                                         -----------                -----------                 ----------
                                                          10,279,566                 21,371,835                  4,227,514

TRANSPORTATION EQUIPMENT:                                       3.25%                      1.77%                      1.05%
AlliedSignal, Incorporated..................     3,200       142,400      16,400        729,800        4,100       182,450
Autoliv AB..................................     3,000       160,498       5,400        288,897        1,000        53,499
Automotive Industries Holding,

  Incorporated, Class A*....................     4,800       130,200       7,500        203,438        1,300        35,263
Autozone, Incorporated*.....................     2,300        57,787       5,300        133,163        1,100        27,638
Bayerische Motorenwerk, AG..................       250       137,573         550        302,661          100        55,029
Chrysler Corporation........................     5,500       263,312      12,300        588,863        2,900       138,838
Donnelly Corporation........................      ----          ----       3,700         59,663          700        11,287
Echlin, Incorporated........................    11,400       396,150      27,700        962,575        7,300       253,675
Ford Motor Company..........................    16,200       481,950      36,200      1,076,950        7,800       232,050
General Motors Corporation..................     8,400       393,750      17,400        815,625        4,600       215,625
Honda Motor Company, Ltd....................    18,000       276,090      38,000        582,856        5,000        76,692
Lockheed Martin Corporation.................     1,800       113,625        ----           ----         ----          ----
McDonnell Douglas Corporation...............     2,100       161,175       6,300        483,525        1,300        99,775
Monro Muffler/Brake, Incorporated*..........     5,565        80,692      12,825        185,963        3,150        45,675
Northrop Grumman Corporation................     1,000        52,125       2,000        104,250          600        31,275
Rollins Truck Leasing Corporation...........    16,050       172,537      39,000        419,250        9,400       101,050
Serv-Tech, Incorporated*....................     6,900        50,025       5,700         41,325         ----          ----
A.O. Smith Corporation......................    12,400       291,400      28,300        665,050        6,700       157,450

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     AGGRESSIVE                 MODERATE                 CONSERVATIVE
                                               ---------------------     ----------------------      ---------------------
                                               Shares       Value         Shares       Value         Shares        Value
                                               -------   -----------     --------   -----------      -------    ----------
TRANSPORTATION EQUIPMENT - CONTINUED
Spartan Motors, Incorporated*...............     5,300    $   46,375      11,900    $   104,125        2,900       $25,375
Special Devices, Incorporated*..............     2,100        46,725        ----           ----         ----          ----
Textron, Incorporated.......................     2,400       139,500      11,100        645,187        2,700       156,938
Thiokol Corporation.........................       800        24,200       2,000         60,500         ----          ----
Toyota Motor Corporation....................    29,000       574,833      47,000        961,626        8,000       158,575
TRW, Incorporated...........................     1,200        95,850        ----           ----         ----          ----
United Technologies Corporation.............     6,500       507,813      14,200      1,109,375        1,800       140,625
Volvo AB, Series B*.........................    14,400       274,291      18,300        348,579        3,900        74,287
West Marine, Incorporated*..................     3,500        89,687       3,200         82,000        1,000        25,625
Wickes......................................   201,900       338,801     322,100        540,505       55,800        93,636
                                                          ----------                -----------                 ----------
                                                           5,499,364                 11,465,751                  2,392,332

TRANSPORTATION:                                                 1.83%                      1.01%                      0.63%
Atlantic Southeast Airlines, Incorporated...     2,900        87,362       5,800        174,725        2,100        63,263
AMR Corporation*............................     3,000       223,875       4,800        358,200        1,200        89,550
Anangel-American Shipholdings, Ltd, ADR.....     5,000        69,375       7,700        106,838        2,700        37,463
Bergesen DY, AS.............................     8,500       193,135      12,700        288,566        2,600        59,077
Burlington Northern, Incorporated...........     3,000       190,125       6,700        424,613        1,300        82,388
CSX Corporation.............................     8,800       661,100      19,800      1,487,475        4,900       368,113
Eastern Enterprises.........................     4,300       128,462      15,900        475,013        2,900        86,638
J.B. Hunt Transport Services, Incorporated..     5,400        99,225      20,000        367,500        2,100        38,587
ICB Shipping................................    24,000       211,247      30,800        271,101        4,500        39,609
Japan Airlines Company, Ltd*................    18,000       119,568      22,000        146,139        6,000        39,856
KLM Royal Dutch Airlines*...................     8,500       277,312      16,300        531,788        2,700        88,088
Landstar Systems, Incorporated*.............     4,900       126,175       7,600        195,700        2,500        64,375
Neptune Orient Lines*.......................    94,000       108,966     147,000        170,404       30,000        34,776
Northwest Airlines Corporation, Class A*....     3,100       109,662       6,600        233,475        2,300        81,362
Pittstion Services Group....................      ----          ----       3,000         72,000        1,800        43,200
TNT Freightways Corporation.................     2,000        39,750       3,000         59,625         ----          ----
Valuejet Airlines, Incorporated*............    13,900       456,963      33,500      1,101,312        6,600       216,975
Wisconsin Central Transportation
  Corporation...............................      ----          ----       1,500         73,500         ----          ----
                                                          ----------                -----------                 ----------
                                                           3,102,302                  6,537,974                  1,433,320

COMMUNICATION SERVICES:                                         7.21%                      4.01%                      2.43%
ACS Enterprises, Incorporated*..............     8,500       155,125      19,800        361,350        4,300        78,475
AirTouch Communications, Incorporated*......    64,500     1,838,250     145,200      4,138,200       27,200       775,200
Ameritech Corporation.......................    34,700     1,526,800      75,800      3,335,200       17,000       748,000
Bell Atlantic Corporation...................     6,600       369,600      15,800        884,800        4,300       240,800
Bellsouth Corporation.......................    12,800       812,800      30,800      1,955,800        7,500       476,250
Capital Cities/ABC, Incorporated............     8,000       864,000      17,600      1,900,800        3,900       421,200
DDI Corporation.............................        30       240,694          40        320,925           10        80,231
Nippon Denwa Shisetsu.......................    10,000        82,237      28,000        230,264        3,000        24,671
Nippon Telegraph & Telephone Corporation....        29       242,936          47        393,723           10        83,771
NYNEX Corporation...........................    38,600     1,553,650      82,500      3,320,625       18,800       756,700
Peoples Choice TV Corporation*..............     3,800        95,475       8,800        221,100        2,100        52,763
SBC Communications, Incorporated............    29,500     1,404,938      66,700      3,176,587       14,500       690,563
Scottish TV.................................    25,700       174,958      48,900        332,896        7,500        51,058
Security Services...........................    25,300       358,152      41,600        588,898        7,100       100,509
STET*.......................................    58,000       128,849      98,000        217,711       16,000        35,545
Telecom Italia*.............................    91,000       192,428     137,500        290,756       18,000        38,063
Tele Danmark, AS, Series B..................     2,475       137,716       4,050        225,354          725        40,341

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     AGGRESSIVE                 MODERATE                 CONSERVATIVE
                                               ---------------------     ----------------------      ---------------------
                                               Shares       Value         Shares       Value         Shares        Value
                                               -------   -----------     --------   -----------      -------    ----------
COMMUNICATION SERVICES - CONTINUED
Telefonica de Espana, SA*...................     9,450   $   121,709      15,450       $198,984        3,150    $   40,570
Telekom Malaysia............................     6,000        45,529      11,000         83,470        2,000        15,176
TV Francaise................................     5,150       506,900       8,550        841,553        1,600       157,484
U.S. West, Incorporated.....................     1,700        70,762       4,700        195,637         ----          ----
Viacom, Incorporated, Class A*..............      ----          ----        ----           ----          272        12,648
Viacom, Incorporated, Class B*..............    19,800       918,225      45,000      2,086,875       10,360       480,445
VodaFone Group, PLC.........................    97,000       360,259     168,200        624,697       33,200       123,305
                                                         -----------                -----------                 ----------
                                                          12,201,992                 25,926,205                  5,523,768

ELECTRIC, GAS & SANITARY SERVICES:                              3.14%                      1.61%                      0.95%
AES Corporation*............................    53,600     1,018,400     121,700      2,312,300       28,600       543,400
Central & South West Corporation............     3,100        81,375       7,000        183,750        1,400        36,750
Cinergy Corporation.........................    10,900       286,125      24,300        637,875        5,400       141,750
Continental Waste Industries, Incorporated*.    12,600       144,900      14,400        165,600        2,600        29,900
DQE.........................................    10,250       240,875      22,950        539,325        5,050       118,675
Eastern Utilities Associates................    19,400       438,925      43,500        984,188        9,400       212,675
General Publishing Utilities Corporation....      ----          ----        ----           ----        1,000        29,750
Hong Kong Electric Holdings, Ltd............    58,000       197,136      85,000        288,906       15,500        52,683
Illinova Corporation........................      ----          ----       2,800         71,050          600        15,225
MCN Corporation.............................     8,800       173,800      16,000        316,000        4,600        90,850
Nipsco Industries, Incorporated.............     6,600       224,400      16,700        567,800        2,300        78,200
Peco Energy Company.........................     3,600        99,450       8,100        223,762        1,700        46,963
Pinnacle West Capital Corporation...........     5,200       127,400      12,400        303,800        2,800        68,600
Sanifill, Incorporated......................     2,500        78,437       4,500        141,187        1,400        43,925
Scottish Power..............................    55,300       284,548      91,200        469,273       16,600        85,416
Shanks & McEwan.............................   156,000       229,521     227,000        333,983       43,000        63,265
Tenaga Nasional.............................    22,000        89,787      28,000        114,274        7,000        28,569
Tetra Technologies, Incorporated*...........    14,300       173,388      33,100        401,337        8,100        98,213
Tetra Technologies, Incorporated New*.......     7,250       128,688      16,000        284,000        3,625        64,344
Tohoku Electric Power, Incorporated.........     5,500       152,498        ----           ----         ----          ----
Tokyo Electric Power, Incorporated..........    10,000       306,767      20,500        628,871        2,900        88,962
UGI Corporation.............................    20,200       426,725      16,700        352,787        2,400        50,700
USA Waste Services, Incorporated*...........     4,200        65,100       9,500        147,250         ----          ----
United Waste System, Incorporated*..........       800        28,800      12,400        446,400        1,700        61,200
VEBA, AG....................................       800       314,412       1,300        510,919          300       117,904
                                                         -----------                -----------                 ----------
                                                           5,311,457                 10,424,637                  2,167,919
WHOLESALE & RETAIL TRADE:                                       5.20%                      2.85%                      1.70%
Alco Standard Corporation...................       900        71,888       2,000        159,750          400        31,950
Amgen, Incorporated*........................     4,100       329,794       6,600        530,888        1,400       112,613
Amway Japan, Ltd............................     4,000       146,304       6,000        219,456        1,000        36,576
Bearings, Incorporated......................      ----          ----        ----           ----          100         3,063
Berisford, PLC..............................    63,200       210,097     100,000        332,432       20,000        66,486
Circuit City Stores, Incorporated...........    10,800       341,550      19,600        619,850        2,900        91,713
Cobra Golf, Incorporated*...................     2,500        79,063       4,400        139,150        1,200        37,950
Consolidated Stores Corporation*............     7,400       154,475      16,000        334,000        4,600        96,025
Cygne Designs, Incorporated.................      ----          ----        ----           ----          900         5,288
Dayton-Hudson Corporation...................     6,000       430,500      12,600        904,050        3,100       222,425
Dieteren Trading............................     1,400       103,846       3,400        252,197          400        29,670
Dillard Department Stores,
  Incorporated, Class A.....................     3,500       102,813       6,100        179,188         ----          ----
DSC Communications Corporation*.............     9,000       418,500      19,500        906,750        4,800       223,200
Enron Corporation...........................    10,900       382,863      22,500        790,313        5,100       179,138

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     AGGRESSIVE                 MODERATE                 CONSERVATIVE
                                               ---------------------     ----------------------      ---------------------
                                               Shares       Value         Shares       Value         Shares        Value
                                               -------   -----------     --------   -----------      -------    ----------
WHOLESALE & RETAIL, CONTINUED
Friedman's, Incorporated, Class A*..........     5,500   $   104,500      16,900    $   321,100        3,200    $   60,800
Genuine Parts Company.......................    20,400       772,650      50,300      1,905,113       10,200       386,325
Gymboree Corporation*.......................     3,200        93,000       7,600        220,875        1,200        34,875
Hutchinson Whampoa, Ltd*....................    79,000       381,840     122,000        589,677       23,000       111,169
Land's End, Incorporated....................     2,500        40,625        ----           ----          600         9,750
Leslie's Poolmart*..........................     9,000       135,000      20,300        304,500        5,000        75,000
Lillian Vernon Corporation..................     4,500        82,688      10,500        192,938        2,500        45,937
Lowe's Companies, Incorporated..............    11,200       334,600      30,100        899,238        7,700       230,038
May Department Stores Company...............     3,900       162,338       8,800        366,300        2,100        87,412
Microage, Incorporated*.....................     9,600       136,800      23,300        332,025        5,500        78,375
Mitsubishi Corporation......................    13,000       148,015      33,000        375,730        4,000        45,543
Nine West Group, Incorporated*..............     5,400       197,100      16,600        605,900        2,100        76,650
Old American Stores, Incorporated*..........     5,600        64,400      12,300        141,450        3,400        39,100
Pacific Sunwear of California*..............     5,100        34,425      11,600         78,300        2,600        17,550
Pioneer Hi-Bred International, Incorporated.     3,700       155,400       6,800        285,600        1,600        67,200
Sears Roebuck & Company.....................    14,500       868,188      26,800      1,604,650        6,000       359,250
Stanhome, Incorporated......................     2,500        82,500       7,100        234,300        2,600        85,800
Sumitomo Metal Industry.....................    75,000       195,564     120,000        312,902       20,000        52,150
Tabacalera, SA*.............................     6,550       244,966      10,800        403,913        2,050        76,669
Tab Corporate Holdings, Ltd*................    97,700       202,066     162,000        335,053       26,100        53,981
Takashimaya Corporation.....................    15,000       201,758      23,000        309,362        4,000        53,802
Talbots, Incorporated.......................     9,900       393,525      21,800        866,550        4,300       170,925
Tech Data Corporation*......................      ----          ----        ----           ----        1,000        11,437
Urban Outfitters, Incorporated*.............     7,600       165,300      17,500        380,625        4,200        91,350
Wal-Mart Stores, Incorporated...............    31,100       831,925      75,500      2,019,625       15,600       417,300
                                                         -----------                -----------                 ----------
                                                           8,800,866                 18,453,750                  3,874,485

FOOD STORES:                                                    0.43%                      0.21%                      0.10%
Giant Foods, Incorporated, Class A..........     6,900       195,788      20,500        581,688        2,900        82,288
Gib.........................................     2,300       109,154       5,700        270,513          700        33,221
Ito-Yokado Company, Ltd.....................     8,000       421,922      10,000        527,403        2,000       105,482
                                                         -----------                -----------                 ----------
                                                             726,864                  1,379,604                    220,991

EATING & DRINKING PLACES:                                       0.35%                      0.12%                      0.10%
McDonald's Corporation......................     6,800       266,050      15,700        614,263        3,900       152,588
Quick Restaurants...........................     2,200       183,295       1,900        158,300          500        41,658
Yoshinoya D & C Company.....................        11       147,956        ----           ----            2        26,901
                                                         -----------                -----------                 ----------
                                                             597,301                    772,563                    221,147

BANKING & FINANCE:                                              7.44%                      3.68%                      2.12%
Asahi Bank..................................    22,000       234,912      29,000        309,657        6,000        64,067
Astoria Financial Corporation...............     7,200       257,400      16,500        589,875        4,200       150,150
Banc One Corporation........................    11,500       370,875      21,600        696,600        2,700        87,075
Banco Bilbao Vizcaya, SA*...................     5,350       154,372       8,350        240,935        1,550        44,724
Bankers Trust New York Corporation..........     6,000       372,000      12,400        768,800        2,700       167,400
Bank of Boston Corporation..................     1,700        63,750       3,700        138,750          900        33,750
Bank of Tokyo...............................    22,000       353,018      34,000        545,572        7,000       112,324
Bank of Yokohama, Ltd.......................     9,000        76,456      24,000        203,882         ----          ----
Banponce Corporation........................    13,000       461,500      29,200      1,036,600        6,900       244,950
Banque National Paris.......................    11,500       554,697      18,850        909,220        3,350       161,586
Barclays....................................    33,810       363,272      50,559        543,226        8,837        94,954
Beneficial Corporation......................     1,600        70,400        ----           ----         ----          ----

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     AGGRESSIVE                 MODERATE                 CONSERVATIVE
                                               ---------------------     ----------------------      ---------------------
                                               Shares       Value         Shares       Value         Shares        Value
                                               -------   -----------     --------   -----------      -------    ----------
BANKING & FINANCE - CONTINUED
Boatmens Bancshares, Incorporated...........     2,100   $    74,025       4,600    $   162,150        1,000    $   35,250
Brierley Investment, Ltd....................    42,500        32,107      70,000         52,881       13,000         9,821
Chemical Banking Corporation................     7,700       363,825      15,200        718,200        2,800       132,300
Christiania Bank 0..........................    96,900       224,892     138,100        320,511       35,200        81,694
Collective Bancorp, Incorporated............     3,000        60,750       8,000        162,000        2,300        46,575
Commercial Federal Corporation*.............     6,200       168,950      14,000        381,500        3,100        84,475
The Dai-Ichi Kangyo Bank, Ltd...............    25,000       451,301      45,000        812,341        7,000       126,364
Den Norske Bank.............................   109,800       297,600     148,300        401,949       31,100        84,293
Deutsche Bank, AG*..........................     6,950       337,725      10,300        500,513        2,000        97,187
Federal Home Loan Mortgage Corporation......     7,800       536,250      20,800      1,430,000        5,500       378,125
Federal National Mortgage Association.......    17,000     1,604,375      39,000      3,680,625        8,800       830,500
Fleet Financial Group, Incorporated.........     7,900       293,288      15,300        568,013        3,900       144,788
Fuji Bank...................................    16,000       322,813      31,000        625,450        5,000       100,879
Higo Bank...................................    27,000       264,409      40,000        391,717        4,000        39,172
Hubco, Incorporated.........................    12,000       214,500      20,400        364,650        3,800        67,925
Lion Land Berhad............................    70,000        84,701      98,000        118,581       25,000        30,250
Long Island Bancorporation, Incorporated....     3,000        57,000        ----           ----         ----          ----
Mitsubishi Trust & Banking Corporation......    19,000       269,011      33,000        467,229        6,000        84,951
Nationsbank Corporation.....................     4,348       233,162       9,580        513,727        2,164       116,044
NBD Bancorp, Incorporated...................     2,600        83,200       5,800        185,600        1,300        41,600
Pulte Corporation...........................     6,700       187,600      14,500        406,000        3,800       106,400
Quaker City Bancorporation, Incorporated*...    12,600       144,900      21,000        241,500        3,700        42,550
Sanwa Bank, Ltd.............................    13,000       245,413      21,000        396,437        4,000        75,512
Schweiz Bankverein..........................       475       168,302         770        272,827          170        60,234
Sparebanken NOR.............................     9,400       227,315      14,100        340,973        2,500        60,456
Standard Federal Bancorporation.............    17,300       581,713      42,500      1,429,062        6,900       232,013
The Sumitomo Bank, Ltd......................    24,000       416,259      46,000        797,829        7,000       121,409
Sumitomo Trust & Banking....................    21,000       255,206      29,000        352,428        6,000        72,916
The Tokai Bank, Ltd.........................    21,000       232,907      30,000        332,724        8,000        88,726
Unidanmark..................................     3,100       152,116       5,750        282,150        1,175        57,657
United Overseas Bank........................    48,800       460,937      80,600        761,302       14,200       134,125
Westpac Banking Corporation*................    57,700       208,737      94,300        341,142       18,800        68,011
                                                         -----------                -----------                 ----------
                                                          12,587,941                 23,795,128                  4,813,182

SECURITY & COMMODITY BROKERS:                                   0.77%                      0.43%                      0.20%
Daiwa Securities Company, Ltd*..............    11,000       116,029      17,000        179,317        3,000        31,644
Jefferies Group, Incorporated...............     1,800        64,800       4,600        165,600        1,100        39,600
Legg Mason, Incorporated....................     4,100       110,700      14,700        396,900        1,900        51,300
McDonald Company Investments,
  Incorporated..............................     2,400        38,100       5,400         85,725          800        12,700
Morgan Keegan, Incorporated.................     2,000        24,500      19,050        233,363        1,800        22,050
Nikko Securities Company, Ltd...............    21,000       170,468      29,000        235,408        7,000        56,823
Nomura Securities Company, Ltd..............    29,000       506,401      47,000        820,718        8,000       139,697
Piper Jaffray Companies, Incorporated.......     8,000       121,000      16,900        255,612        3,100        46,888
Stifel Financial Corporation................      ----          ----        ----           ----        1,100         7,425
Tsugami Corporation.........................    15,000        53,979      38,000        136,747        2,000         7,197
Waterhouse Investors Services,

  Incorporated..............................     3,900        89,700      11,900        273,700        2,000        48,300
                                                         -----------                -----------                 ----------
                                                           1,295,677                  2,783,090                    463,624

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     AGGRESSIVE                 MODERATE                 CONSERVATIVE
                                               ---------------------     ----------------------      ---------------------
                                               Shares       Value         Shares       Value         Shares        Value
                                               -------   -----------     --------   -----------      -------    ----------
INSURANCE:                                                      3.48%                      1.85%                      1.03%
Aetna Life and Casualty Company.............     3,900   $   245,213       7,600    $   477,850        1,100    $   69,163
Alexander & Alexander Services,
  Incorporated..............................     1,300        31,038       7,100        169,513         ----          ----
Allstate Corporation........................    24,400       722,850      48,700      1,442,738       10,200       302,175
W.R. Berkley Corporation....................     6,000       213,000      15,800        560,900        1,700        60,350
Baloise Holdings............................       110       250,760         145        330,547           35        79,787
Cincinnati Financial Corporation............     3,455       193,480       6,325        354,200          420        23,520
Corporacion Mapfre..........................     3,200       157,193       5,650        277,544          950        46,667
Dai Tokyo Fire & Marine.....................    23,000       162,822      37,000        261,931        7,000        49,555
The Equitable Companies, Incorporated.......      ----          ----        ----           ----        1,000        20,875
Exel, Ltd...................................     6,200       322,400      13,900        722,800        3,000       156,000
Frontier Insurance Group, Incorporated......     3,900       104,813      10,400        279,500        1,900        51,063
General Re Corporation......................     1,900       254,363       4,500        602,438        1,500       200,812
Gryhon Holdings, Incorporated*..............     1,700        27,625       4,500         73,125          900        14,625
Harleysville Group, Incorporated............     3,500        87,500       7,300        182,500        2,000        50,000
Horace Mann Educators Corporation...........    11,000       253,000      28,600        657,800        6,400       147,200
INA (Instituto Naz Dell)....................      ----          ----        ----           ----       16,800        22,588
International Nederlanden...................     2,906       160,719       4,327        239,318          812        44,899
MBIA, Incorporated..........................     3,700       246,050       7,300        485,450        2,100       139,650
Providian Corporation.......................    15,600       565,500      45,400      1,645,750        6,800       246,500
Prudential Corporation......................    40,000       212,502      64,600        343,191         ----          ----
Royal Insurance Holdings*...................    31,723       155,915      53,661        263,739        9,888        48,599
Selective Insurance Group, Incorporated.....    11,700       386,100      26,400        871,200        5,700       188,100
Skandia Foersaekrings AB....................    11,500       223,006      18,700        362,627        3,100        60,115
Sumitomo Marine & Fire......................    23,000       182,632      38,000        301,740        7,000        55,584
Tokio Marine & Fire.........................    11,000       126,152      19,000        217,899        3,000        34,405
Travelers Group, Incorporated...............    11,933       522,069      15,633        683,944        4,233       185,194
Triad Guaranty, Incorporated*...............     3,700        77,700       8,400        176,400        1,900        39,900
                                                         -----------                -----------                 ----------
                                                           5,884,402                 11,984,644                  2,337,326

REAL ESTATE:                                                    0.53%                      0.23%                     0.13%
Cheung Kong Holdings, Ltd...................    29,000       143,542      41,000        202,939        8,000        39,598
Hong Kong Land Holdings, Ltd*...............   125,722       228,814     200,044        364,080       42,600        77,532
Lennar Corporation..........................     3,900        73,125      10,100        189,375        2,600        48,750
Nichimo Corporation.........................    40,000       162,822      60,000        244,233       13,000        52,917
Sun Hung Kai Properties.....................    30,000       221,962      44,000        325,545        8,000        59,190
Tan & Tan Development.......................    55,000        68,581     150,000        187,039       21,000        26,185
                                                            --------                -----------                   --------
                                                             898,846                  1,513,211                    304,172

HOLDING & INVESTMENT COMPANIES:                                 2.98%                      1.64%                      0.97%
American Express Company....................    17,800       625,225      34,400      1,208,300        6,500       228,313
Bank of New York Company, Incorporated......    27,700     1,118,388      70,900      2,862,588       15,800       637,925
Cenfed Financial Corporation................     4,700        95,175      11,200        226,800        2,400        48,600
Citicorp....................................     3,800       219,925       6,500        376,188        1,500        86,813
Comerica, Incorporated......................     1,900        61,038       4,200        134,925        1,000        32,125
CS Holding..................................     2,650       242,792       3,700        338,993          900        82,458
First Chicago Corporation...................     2,100       125,738       4,600        275,425        1,000        59,875
First National Finance......................   234,700       334,112     383,300        545,655       72,600       103,351
HSBC Holdings...............................    41,800       536,154      66,000        846,558       12,200       156,485
Jardine Strategic Holdings, Ltd*............      ----          ----      57,000        183,540         ----          ----
Midlantic Corporation.......................       800        32,000       1,900         76,000          400        16,000

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     AGGRESSIVE                 MODERATE                 CONSERVATIVE
                                               ---------------------     ----------------------      ---------------------
                                               Shares       Value         Shares       Value         Shares        Value
                                               -------   -----------     --------   -----------      -------    ----------
HOLDING & INVESTMENT COMPANIES
    - CONTINUED
Oerlikon-Buhrle Holding, AG*................     1,620   $   141,389       2,005    $   174,991          535    $   46,693
People Heritage Financial Group,
  Incorporated..............................      ----          ----      12,200        183,000        2,100        31,500
Royal Bank of Scotland Group................    59,949       407,638      98,121        667,198       17,502       119,009
Shawmut National Corporation................     2,800        89,250       7,000        223,125        1,300        41,438
United Asset Management Corporation.........    18,500       659,063      41,500      1,478,437        9,000       320,625
Zions Bancorporation........................     7,100       355,000      15,500        775,000        3,800       190,000
                                                         -----------                -----------                 ----------
                                                           5,042,887                 10,576,723                  2,201,210
HOTELS, MOTELS & OTHER
    LODGING PLACES:                                             0.45%                      0.24%                     0.12%
Genting Berhad..............................    15,000       148,277      24,000        237,244        3,000        29,655
La Quinta Inns, Incorporated................     4,950       133,650       9,900        267,300        2,850        76,950
Marriot International, Incorporated.........     8,400       301,350      19,100        685,213        2,600        93,275
The Promus Companies, Incorporated*.........     1,600        62,400       3,100        120,900          700        27,300
Resorts World Berhad........................    21,000       123,175      35,000        205,291        6,000        35,193
                                                         -----------                -----------                 ----------
                                                             768,852                  1,515,948                    262,373

BUSINESS SERVICES:                                              2.39%                      1.34%                      0.88%
ADVO, Incorporated..........................      ----          ----       3,800         71,725          800        15,100
BET.........................................    69,400       135,775     172,600        337,678       30,300        59,279
Catalina Marketing Corporation*.............     3,900       209,138       8,400        450,450        2,100       112,613
Compuware Corporation*......................     1,500        46,125       5,500        169,125        1,500        46,125
De La Rue...................................    17,000       253,094      28,000        416,860        4,700        69,973
Independent News............................    37,800       207,428      58,900        323,215       10,400        57,070
Mercury Interactive Corporation*............     9,000       181,125      15,700        315,963        4,000        80,500
Micom Communications*.......................      ----          ----       7,900         51,350        1,800        11,700
Micro Focus Group, Incorporated, ADR*.......     4,300        51,600        ----           ----       10,400       124,800
Microsoft Corporation*......................    12,200     1,102,575      27,800      2,512,425        6,100       551,288
Misys.......................................    45,300       288,214      74,600        474,630       13,500        85,892
Novell, Incorporated*.......................    18,800       374,825      40,300        803,481        8,100       161,494
Oracle Systems Corporation*.................    16,000       618,000      36,300      1,402,087        8,650       334,106
Securities AB...............................     2,000        69,316       7,000        242,604        1,300        45,055
Sungard Data Systems, Incorporated*.........     9,700       506,825      19,500      1,018,875        4,600       240,350
Sybase, Incorporated*.......................       800        23,500       1,900         55,812          500        14,688
                                                         -----------                -----------                 ----------
                                                           4,067,540                  8,646,280                  2,010,033

MOTION PICTURES , AMUSEMENT
  & RECREATION SERVICES:                                        0.85%                      0.45%                      0.25%
Carmike Cinemas, Incorporated*..............     9,800       237,650      17,400        421,950        3,600        87,300
The Walt Disney Company.....................     8,500       472,813      18,700      1,040,187        4,200       233,625
Kuoni Resisen Holding.......................       140       224,924         340        546,244           45        72,297
London Clubs International..................    64,000       351,710     103,900        570,979       19,000       104,414
Mirage Resorts, Incorporated*...............     1,400        42,875       3,100         94,938          700        21,438
Sodak Gaming, Incorporated*.................     5,800       100,775      12,300        213,712        3,200        55,600
                                                         -----------                -----------                 ----------
                                                           1,430,747                  2,888,010                    574,674

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    AGGRESSIVE                 MODERATE                   CONSERVATIVE
                                             ----------------------     -----------------------      ----------------------
                                             Shares        Value         Shares        Value         Shares        Value
                                             -------   ------------     --------   ------------      -------    -----------
HEALTH SERVICES:                                               1.04%                       0.58%                       0.34%
Apria Healthcare Group,
  Incorporated*...........................    15,180   $    428,835      34,220    $    966,715      8,300      $   234,475
Columbia/HCA-Healthcare
  Corporation of America..................    10,100        436,825      24,400       1,055,300      4,600          198,950
Gehe, AG..................................       750        344,385       1,187         545,047        187           85,867
Health Management Association,

  Class A*................................     8,000        234,000      17,600         514,800      3,700          108,225
Integrated Health Services,
  Incorporated............................     2,700         81,000       3,900         117,000      1,300           39,000
Thermedics, Incorporated*.................    12,000        234,000      27,200         530,400      6,000          117,000
                                                       ------------                ------------                 -----------
                                                          1,759,045                   3,729,262                     783,517

EDUCATIONAL SERVICES:                                          0.14%                       0.09%                       0.03%
Children's Discovery Centers of

  America, Incorporated*..................     3,700         61,975       9,200         154,100      2,100           35,175
Flightsafety International, Incorporated..     3,700        180,375       8,100         394,875        800           39,000
                                                       ------------                ------------                 -----------
                                                            242,350                     548,975                      74,175

ENGINEERING, ACCOUNTING, RESEARCH
  AND MANAGEMENT:                                              0.28%                       0.15%                       0.09%
EA Engineering Science and
  Technology, Incorporated*...............     6,200         32,550      15,400          80,850      2,300           12,075
Jardine Matheson Holdings, Ltd*...........    24,000        175,200      31,600         230,680      6,600           48,180
PHH Corporation...........................     4,700        209,150      12,400         551,800      2,800          124,600
Tracor, Incorporated*.....................     2,700         36,788        ----            ----       ----             ----
TRC Companies, Incorporated*..............     4,400         33,000      10,600          79,500      2,500           18,750
                                                       ------------                ------------                 -----------
                                                            486,688                     942,830                     203,605

TOTAL COMMON STOCKS
 (Cost $112,931,427, $231,836,298
  and $47,897,454, respectively)....................   $128,513,440                $265,117,108                 $55,119,493
                                                       ------------                ------------                 -----------



PREFERRED STOCKS:                               0.15%                      0.09%                      0.01%
COMMUNICATION:                                                 0.12%                       0.07%                       0.00%
Panamsat Corporation*.....................       205        208,075         453         459,795       ----             ----
                                                       ------------                ------------                 -----------

BANKING & FINANCE:                                             0.03%                       0.02%                       0.01%
Creditanstalt-Bankverein..................       800         46,078       2,090         120,379        580           33,408
                                                       ------------                ------------                 -----------

TOTAL PREFERRED STOCKS
  (Cost $263,608, $599,895,
   and $34,394, respectively).......................   $    254,153                $    580,174                 $    33,408
                                                       ------------                ------------                 -----------

* Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   AGGRESSIVE                   MODERATE                    CONSERVATIVE
                                            -----------------------    -------------------------     -------------------------
                                             Principal                  Principal                    Principal
                                  Maturity    Amount       Value         Amount         Value          Amount         Value
                                  --------  ----------   ----------    -----------   -----------     ----------    -----------
U.S. GOVERNMENT AGENCY AND
MORTGAGE - BACKED OBLIGATIONS:                    6.68%                      14.06%                       18.01%
FEDERAL HOME LOAN BANK:                                        0.45%                        0.76%                         0.92%
4.55%.........................    08/03/98    $230,000   $  221,372    $ 1,400,000   $ 1,347,480     $  540,000    $   519,742
4.75%.........................    02/24/97     200,000      196,066      1,300,000     1,274,431        500,000        490,166
5.60%.........................    02/23/99     260,000      250,107      1,850,000     1,779,608        920,000        884,994
6.52%.........................    04/24/97      90,000       90,675        520,000       523,900        200,000        201,500
                                                         ----------                  -----------                   -----------
                                                            758,220                    4,925,419                     2,096,402
FEDERAL HOME LOAN MORTGAGE
  CORPORATION:                                                 0.15%                        1.77%                        2.83%
4.78%.........................    02/10/97      60,000       58,882        360,000       353,293        140,000        137,392
6.47%.........................    07/07/97      80,000       80,775        490,000       494,748        190,000        191,841
6.50%.........................    07/01/06        ----         ----           ----          ----        117,290        115,268
7.50%.........................    06/01/07      67,795       67,690           ----          ----           ----           ----
8.00%................. 04/01/23 - 08/01/24        ----         ----      3,520,991     3,587,009      1,751,561      1,784,402
9.50%................. 09/01/16 - 12/01/22      47,409       49,839      6,625,925     7,004,884      3,991,253      4,217,429
                                                         ----------                  -----------                   -----------
                                                            257,186                   11,439,934                     6,446,332
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION:                                                 3.53%                        6.68%                         8.48%
4.70%.........................    09/10/98     160,000      152,626      1,000,000       953,910        390,000        372,025
5.20%.........................    07/10/98      80,000       79,562        500,000       497,265        200,000        198,906
5.45%.........................    10/10/03     165,000      154,197      1,110,000     1,037,328        560,000        523,337
6.00%................. 03/01/09 - 07/01/09     470,062      455,664      4,512,593     4,374,372      2,225,287      2,157,127
6.50%................. 09/01/07 - 10/01/08   1,983,340    1,968,858      6,269,468     6,183,264      2,966,093      2,925,309
6.50% TBA**...................    01/01/99     480,000      473,400      2,050,000     2,021,813      2,150,000      2,120,437
7.00%.........................    05/01/24        ----         ----          2,964         2,914           ----           ----
7.50%................. 01/01/06 - 12/01/24        ----         ----        629,864       640,295         39,847         40,507
7.50% TBA**...................    01/01/99     940,000      942,641     19,450,000    19,504,655      6,540,000      6,558,377
7.71%.........................    04/25/06     445,904      460,117      3,071,780     3,169,693      1,238,621      1,278,102
8.00%................. 12/01/19 - 06/01/24     978,138      996,202      3,518,820     3,583,672      1,773,036      1,805,713
8.50%................. 11/01/08 - 07/01/24        ----         ----      1,161,244     1,206,318      1,269,137      1,313,646
8.75%.........................    08/01/09     290,021      302,930           ----          ----           ----           ----
9.00%.........................    10/01/05       3,140        3,279           ----          ----           ----           ----
                                                         ----------                  -----------                   -----------
                                                          5,989,476                   43,175,499                    19,293,486
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION:                                                 1.67%                        3.37%                         3.94%
7.50%................. 10/15/22 - 10/15/23   1,607,852    1,615,891      5,544,435     5,572,158      2,700,654      2,714,157
8.50%................. 06/15/16 - 03/15/21     203,681      213,482      2,060,599     2,141,459        653,733        683,045
9.00%................. 07/15/17 - 03/15/25     582,681      612,331     10,014,077    10,532,333      5,281,428      5,554,044
9.50%................. 01/15/18 - 08/15/21     362,419      384,922      3,317,175     3,520,715           ----           ----
11.50%........................    08/15/13        ----         ----         29,125        32,365           ----           ----
                                                         ----------                  -----------                   -----------
                                                          2,826,626                   21,799,030                     8,951,246

RESOLUTION TRUST CORPORATION:                                  0.06%                        0.13%                         0.16%
6.90%.........................    02/25/27     100,000       93,656        900,000       842,906        400,000        374,625
                                                         ----------                  -----------                   -----------


**Purchased on a forward commitment (Note 2).

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    AGGRESSIVE                     MODERATE                    CONSERVATIVE
                                            -------------------------    --------------------------     -------------------------
                                             Principal                    Principal                      Principal
                                  Maturity    Amount         Value          Amount         Value           Amount         Value
                                  --------  -----------   -----------    -----------   ------------     -----------   -----------
MISCELLANEOUS GOVERNMENT
  AGENCIES:                                                     0.84%                          1.35%                         1.66%
Government Backed Trust,
  9.625%, Series T3.............  05/15/02  $   40,000    $   44,226     $   240,000   $    265,356     $   100,000   $   110,565
Government Loan Trusts,
  7.75%, Series A1..............  04/01/98      43,489        44,398         270,816        276,479         104,768       106,959
Government Loan Trusts,
  8.50%.........................  04/01/06     310,000       344,174       1,810,000      2,009,534         720,000       799,373
Government Trust Certificates,
  9.25%, Series 2D..............  11/15/96     276,940       280,648       1,692,167      1,714,825         675,994       685,046
Government Trust Certificates,
  9.25%, Class 1C...............  11/15/01     350,000       385,532       2,340,000      2,577,557       1,120,000     1,233,702
Government Trust Certificates,
  9.40%, Series 2E..............  05/15/02     290,000       320,734       1,740,000      1,924,405         770,000       851,605
                                                         -----------                   ------------                   -----------
                                                           1,419,712                      8,768,156                     3,787,250

TOTAL U.S. GOVERNMENT AGENCY AND
 MORTGAGE - BACKED OBLIGATIONS

  (Cost $10,976,845, $89,482,863
  and $40,232,165, respectively)..........               $11,344,876                   $ 90,950,944                   $40,949,341
                                                         -----------                   ------------                   -----------


U.S. TREASURY OBLIGATIONS:                        6.12%                        16.75%                         34.65%
U.S. TREASURY BONDS:                                            4.14%                         10.03%                        11.54%
8.125%***.....................    08/15/19        ----          ----       7,030,000      8,178,983       3,100,000     3,606,664
8.75%.........................    05/15/20        ----          ----       5,000,000      6,203,900       2,330,000     2,891,017
8.875%***.....................    02/15/19   1,660,000     2,075,266      10,200,000     12,751,632       4,540,000     5,675,726
9.00%.........................    11/15/18   1,120,000     1,415,926       6,490,000      8,204,788       2,870,000     3,628,311
11.625%.......................    11/15/04        ----          ----       4,760,000      6,543,524       1,780,000     2,446,948
11.875%.......................    11/15/03     450,000       613,197       5,330,000      7,262,978       1,740,000     2,371,028
12.00%........................    08/15/13   1,340,000     1,976,500       7,850,000     11,578,750       2,770,000     4,085,750
12.375%.......................    05/15/04     660,000       931,115       2,910,000      4,105,370       1,100,000     1,551,858
                                                         -----------                   ------------                   -----------
                                                           7,012,004                     64,829,925                    26,257,302

U.S. TREASURY NOTES:                                            1.98%                          6.72%                       23.11%
3.875%........................    10/31/95        ----          ----      10,500,000     10,440,885      18,000,000    17,898,660
6.25%.........................    08/31/96   2,300,000     2,310,419      16,500,000     16,574,745      25,000,000    25,113,250
6.25%.........................    02/15/03      10,000        10,027         120,000        120,319       1,400,000     1,403,724
6.50%.........................    05/15/05     115,000       117,444         980,000      1,000,825         420,000       428,925
7.125%........................    09/30/99      40,000        41,650         320,000        333,200         310,000       322,788
7.25%.........................    11/15/96     400,000       407,248            ----           ----            ----          ----
7.875%........................    11/15/04      40,000        44,550         325,000        361,969         140,000       155,925
8.00%.........................    01/15/97        ----          ----            ----           ----         480,000       495,000
8.50%.........................    05/15/97     400,000       418,376      13,020,000     13,618,139       4,500,000     4,706,730
9.25%.........................    01/15/96        ----          ----       1,000,000      1,017,810       2,000,000     2,035,620
                                                         -----------                   ------------                   -----------
                                                           3,349,714                     43,467,892                    52,560,622

TOTAL U.S. TREASURY OBLIGATIONS

 (Cost $9,859,501, $103,056,424 and
  $76,299,013, respectively)..............               $10,361,718                   $108,297,817                   $78,817,924
                                                         -----------                   ------------                   -----------


*** At June 30, 1995 a portion of these securities was pledged to cover forward commitments purchased.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        AGGRESSIVE                    MODERATE                CONSERVATIVE
                                                ------------------------    -------------------------    ----------------------
                                                 Principal                   Principal                   Principal
                                      Maturity    Amount        Value         Amount         Value         Amount       Value
                                      --------  ----------   -----------    ----------    -----------    ---------    ---------
CORPORATE BONDS:                                     8.51%                       10.36%                      8.00%
AGRICULTURE:                                                        0.07%                       0.06%                     0.00%
Chiquita Brands International,
  Incorporated, 11.50%..............  06/01/01   $110,000     $  113,300    $  390,000    $  401,700         ----          ----
                                                              ----------                  ----------                   --------

OIL & GAS EXPLORATION:                                              0.31%                       0.26%                      0.00%
Falcon Drilling, Incorporated,
  Series B, 9.75%...................  01/15/01    120,000        118,800       380,000       376,200         ----          ----
Mesa Capital Corporation,
  Step up to 12.75%.................  06/30/98    120,000        108,600       380,000       343,900         ----          ----
Transamerican Refining Corporation,
  Zero coupon.......................  02/15/02    470,000        300,800     1,530,000       979,200         ----          ----
                                                              ----------                  ----------                   --------
                                                                 528,200                   1,699,300

FOOD PRODUCTS:                                                      0.13%                       0.16%                      0.12%
Cott Corporation, 9.375%............  07/01/05    110,000        111,375       390,000       394,875         ----          ----
RJR Nabisco, Incorporated,
  6.25%.............................  01/31/97    110,000        107,297       680,000       633,292     $270,000      $263,366
                                                              ----------                  ----------                   --------
                                                                 218,672                   1,058,167                    263,366

PAPER, PRINTING & PUBLISHING:                                       0.25%                       0.30%                      0.25%
Gaylord Container Corporation,
  Step up to 12.75%.................  05/15/05    100,000         98,000       200,000       196,000         ----          ----
News America Holdings,
  Incorporated, 8.625%..............  02/01/03     80,000         86,282     1,030,000     1,110,876      530,000       571,616
S.D. Warren Company,
  Series B, 12.00%..................  12/15/04    120,000        129,300       380,000       409,450         ----          ----
Stone Container Corporation,
  11.50%............................  09/01/99    100,000        102,500       200,000       205,000         ----          ----
                                                              ----------                  ----------                   --------
                                                                 416,082                   1,921,326                    571,616

CHEMICAL & ALLIED PRODUCTS:                                         0.47%                       0.35%                     0.00%
NL Industries, Incorporated,
  11.75%............................  10/15/03    140,000        145,950       460,000       479,500         ----          ----
Revlon Consumer Products
  Corporation, 10.50%...............  02/15/03    460,000        450,800     1,540,000     1,509,200         ----          ----
Revlon Worldwide Corporation,
  Zero coupon.......................  03/15/98    290,000        200,825       410,000       283,925         ----          ----
                                                              ----------                  ----------                   --------
                                                                 797,575                   2,272,675

BUILDING MATERIALS & CONTRUCTION:                                   0.66%                       0.60%                      0.20%
American Standard, Incorporated,
  Step up to 10.50%.................  06/01/05    350,000        266,000       950,000       722,000         ----          ----
Building Material Corporation
  of America, Series B,
  Step up to 11.75%.................  07/01/04    170,000        100,300       350,000       206,500         ----          ----
Greystone Homes, Incorporated,
  10.75%............................  03/01/04    230,000        204,125       770,000       683,375         ----          ----
Lennar Cent Partners, Ltd,
  Series 1994, Class C, 8.12%.......  09/15/02    197,000        197,739     1,100,000     1,104,125      450,000       451,688
Stratosphere Corporation,
  14.25%............................  05/15/02    350,000        357,000     1,150,000     1,173,000         ----          ----
                                                              ----------                  ----------                   --------
                                                               1,125,164                   3,889,000                    451,688

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       AGGRESSIVE                    MODERATE                CONSERVATIVE
                                                ----------------------    -------------------------    ------------------------
                                                 Principal                 Principal                    Principal
                                      Maturity    Amount       Value        Amount         Value         Amount       Value
                                      --------  ----------   ---------    ----------    -----------    ----------    ----------
METAL PRODUCTS:                                                  0.42%                        0.26%                        0.00%
Alliant Techsystems, Incorporated,
  11.75%............................  03/01/03   $100,000    $107,000     $  100,000    $  107,000           ----          ----
Doehler Jarvis, Incorporated,
  11.875%...........................  06/01/02    210,000     224,700        490,000       524,300           ----          ----
International Wire Group,
  Incorporated, 11.75%..............  06/01/05    230,000     231,437        770,000       774,813           ----          ----
Republic Engineered Steels,
  Incorporated, 9.875%..............  12/15/01    160,000     144,800        300,000       271,500           ----          ----
                                                             --------                   ----------                   ----------
                                                              707,937                    1,677,613

INDUSTRIAL AND COMMERICAL MACHINERY:0.20%                        0.14%                        0.00%
Repap New Brunswick,
  Incorporated, 10.625%.............  04/15/05    230,000     232,300        770,000       777,700           ----          ----
Specialty Equipment Companies,
  Incorporated, 11.375%.............  12/01/03    110,000     113,025        140,000       143,850           ----          ----
                                                             --------                      -------                   ----------
                                                              345,325                      921,550
ELECTRONIC AND OTHER
  ELECTRICAL EQUIPMENT:                                          0.15%                        0.13%                       0.00%
Echostar Communications
 Company, Step up to
  12.875%...........................  06/01/04    230,000     129,950        770,000       435,050           ----          ----
UCAR Global Enterprises,
  Incorporated, 12.00%..............  01/15/05    120,000     129,600        380,000       410,400           ----          ----
                                                             --------                      -------                   ----------
                                                              259,550                      845,450

TRANSPORTATION EQUIPMENT:                                        0.50%                        0.55%                       0.46%
Aftermarket Technology Corporation,
 Series B, 12.00%...................  08/01/04    470,000     495,577      1,530,000     1,613,261           ----          ----
General Motors Acceptance
  Corporation, 8.375%...............  01/19/99    230,000     242,767      1,730,000     1,826,032     $1,000,000    $1,055,510
Rohr, Incorporated, 11.625%.........  05/15/03    100,000     105,500        100,000       105,500           ----          ----
                                                             --------                   ----------                   ----------
                                                              843,844                    3,544,793                    1,055,510

TRANSPORTATION:                                                 0.05%                        0.14%                         0.00%
Transtar Holdings, LP/Transtar,
  Step up to 13.375%................  12/15/03    400,000     236,000      1,100,000       649,000           ----          ----
USAir, Incorporated, 9.625%.........  02/01/01    100,000      85,000        100,000        85,000           ----          ----
USAir, Incorporated, 10.00%.........  07/01/03    130,000     110,500        180,000       153,000           ----          ----
                                                             --------                   ----------                   ----------
                                                              431,500                      887,000

COMMUNICATION SERVICES:                                          0.32%                        0.22%                        0.00%
Call-Net Enterprise, Incorporated,
  Step up to 13.25%.................  12/01/04    110,000      66,000       120,000         72,000           ----          ----
NWCG Holdings Corporation,
  Series B,  Zero coupon............  06/15/99    230,000     142,600       770,000        477,400           ----          ----
SCI Television, Incorporated,
  11.00%............................  06/30/05    230,000     240,350       770,000        804,650           ----          ----
Telemundo Group, Incorporated,
  10.25%............................  12/30/01    100,000      92,500       100,000         92,500           ----          ----
                                                             --------                   ----------                   ----------
                                                              541,450                    1,446,550

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       AGGRESSIVE                    MODERATE                CONSERVATIVE
                                                ----------------------    -------------------------    ------------------------
                                                 Principal                 Principal                    Principal
                                      Maturity    Amount       Value        Amount         Value         Amount         Value
                                      --------  ----------   ---------    ----------    -----------    ----------    ----------
ELECTRIC, GAS & SANITARY SERVICES:                                 0.82%                      1.14%                        1.28%
Allied Waste Industries,
  Incorporated, 12.00%..............  02/01/04   $100,000    $  104,250   $  100,000    $  104,250           ----          ----
Gulf States Utilities Company,
  9.72%.............................  07/01/98    400,000       420,488    2,110,000     2,218,074     $  870,000      $914,561
Long Island Lighting Company,
  7.30%.............................  07/15/99    155,000       152,300    1,170,000     1,149,619        625,000       614,113
Long Island Lighting Company,
  8.75%.............................  05/01/96    300,000       305,250    1,900,000     1,933,250        800,000       814,000
Public Service Company of
  N.H., 8.875%......................  05/15/96    170,000       172,960    1,150,000     1,170,021        560,000       569,750
Transtexas Gas Corporation,
  11.50%............................  06/15/02    230,000       234,600      770,000       785,400          -----         -----
                                                             ----------                 ----------                   ----------
                                                              1,389,848                  7,360,614                    2,912,424

EATING & DRINKING PLACES:                                          0.24%                      0.17%                        0.00%
Dominicks Finer Foods,
  Incorporated, 10.875%.............  05/01/05    290,000       294,350      960,000       974,400           ----          ----
Flagstar Corporation,
  10.875%...........................  12/01/02    120,000       111,600      160,000       148,800           ----          ----
                                                             ----------                 ----------                   ----------
                                                                405,950                  1,123,200

WHOLESALE & RETAIL TRADE:                                          0.67%                      0.43%                        0.00%
Finlay Fine Jewelry Corporation,
  10.625%...........................  05/01/03    280,000       267,400      700,000       668,500           ----          ----
Parisian, Incorporated,
  9.875%............................  07/15/03    120,000        93,600      130,000       101,400           ----          ----
Pathmark Stores, Incorporated,
  9.625%............................  05/01/03    120,000       117,000      380,000       370,500           ----          ----
Pathmark Stores, Incorporated,
  Step up to 10.75%.................  11/01/03    140,000        84,000      230,000       138,000           ----          ----
Ralphs Grocery Company,
  10.45%............................  06/15/04    120,000       120,000      380,000       380,000           ----          ----
Specialty Retailers, Incorporated,
  11.00%............................  08/15/03    120,000       110,400      190,000       174,800           ----          ----
Star Market, Incorporated,
  13.00%............................  11/01/04    240,000       235,200      760,000       744,800           ----          ----
Thrifty Payless, 12.25%.............  04/15/04    100,000       102,750      200,000       205,500           ----          ----
                                                             ----------                 ----------                   ----------
                                                              1,130,350                  2,783,500

BANKING & FINANCE:                                                 1.09%                      2.63%                        3.17%
Chase Manhattan Credit Card,
  8.75%.............................  08/15/99       ----          ----    2,720,000     2,778,643      1,070,000     1,093,069
Citicorp Bank Corporation,
  5.25%.............................  01/30/97    140,000       139,650      950,000       947,625        510,000       508,725
The CIT Group Holdings,
  Incorporated, 6.625%..............  06/15/05    210,000       206,182    1,855,000     1,821,276        810,000       795,274
Federal Agricultural Mortgage.......
  Corporation, 7.04%................  08/10/05    100,000       100,313      700,000       702,188        300,000       300,938
First USA Bank, 5.75%...............  01/15/99    180,000       174,168    1,240,000     1,199,824        660,000       638,616
Green Tree Securitized Net,
  Series 1994 A Certificates,
  6.90%.............................  02/15/04    155,175       153,332    1,130,564     1,117,132        591,144       584,122

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       AGGRESSIVE                    MODERATE                CONSERVATIVE
                                                ----------------------    --------------------------    ------------------------
                                                 Principal                  Principal                    Principal
                                      Maturity    Amount       Value         Amount         Value         Amount         Value
                                      --------  ----------   ---------    -----------    -----------    ----------    ----------
BANKING & FINANCE - CONTINUED
Household Finance
  Corporation, 6.375%...............  06/30/00   $ 90,000    $   89,502   $   770,000    $   765,742    $  340,000    $  338,120
Household Finance
  Corporation, 7.625%...............  12/15/96    280,000       285,009     1,340,000      1,363,973       780,000       793,954
Manufacturers Hanover
  Corporation, 8.50%................  02/15/99    320,000       338,547     2,220,000      2,348,671       210,000       222,172
Private Export Funding
Corporation, Series KK,
 8.75%..............................  06/30/03    140,000       158,861       970,000      1,100,678       400,000       453,888
Secured Finance, 9.05%..............  12/15/04    180,000       205,015     2,500,000      2,847,425     1,300,000     1,480,661
                                                             ----------                  -----------                  ----------
                                                              1,850,579                   16,993,177                   7,209,539

INSURANCE:                                                         0.63%                        1.17%                       1.26%
American Financial
  Corporation, 9.75%................  04/20/04    350,000       344 750     1 150 000      1,132,750          ----          ----
Metropolitan Life Insurance
  Company, 6.30%....................  11/03/03    440,000       419,298     3,730,000      3,554,503     1,465,000     1,396,072
Nationwide Life Insurance
  Company, 6.50%....................  02/15/04    230,000       221,842     2,340,000      2,257,000     1,190,000     1,147,791
New York Life Insurance
  Company, 6.40%....................  12/15/03     90,000        86,845       650,000        627,211       340,000       328,080
                                                             ----------                  -----------                  ----------
                                                              1,072,735                    7,571,464                   2,871,943
HOLDING & INVESTMENT
  COMPANIES:                                                       0.41%                        0.66%                       0.73%
Bell & Howell Holdings
  Company, Series B,
  Step up to 11.50%.................  03/01/05    170,000       101,431       580,000        346,060          ----          ----
Guaranteed Export Trust,
  PDVSA, 6.28%......................  06/15/04    110,000       109,527       930,000        926,001       410,000       408,237
Guaranteed Export Trust,
  Series 1994 F, 8.187%.............  12/15/04    450,283       479,914     2,791,756      2,975,464     1,170,736     1,247,775
                                                             ----------                  -----------                  ----------
                                                                690,872                    4,247,525                   1,656,012
HOTELS, MOTELS & OTHER
  LODGING PLACES:                                                  0.13%                        0.12%                       0.00%
HMH Properties, Incorporated,
  9.50%.............................  05/15/05    230,000       222,525       770,000        744,975          ----          ----
                                                             ----------                  -----------                  ----------

BUSINESS SERVICES:                                                 0.26%                        0.49%                       0.53%
Comdisco, Incorporated,
  6.50%.............................  06/12/00    200,000       197,956     1,700,000      1,682,626       750,000       742,335
Comdisco, Incoporated,
  9.75%.............................  01/15/97    100,000       104,870       900,000        943,830       450,000       471,915
Protection One Alarm,
  Step up to 13.625%................  06/30/05     20,000       130,500        80,000        522,000          ----          ----
                                                             ----------                  -----------                  ----------
                                                                433,326                    3,148,456                   1,214,250

HEALTH SERVICES:                                                   0.14%                        0.13%                       0.00%
National Medical Enterprises,
  Incorporated, 10.125%.............  03/01/05    230,000       242,938       770,000        813,312          ----          ----
                                                             ----------                  -----------                  ----------

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  AGGRESSIVE                  MODERATE                     CONSERVATIVE
                                             -------------------       ---------------------        --------------------------
                                              Principal                 Principal                   Principal
                                   Maturity   Amount       Value        Amount        Value         Amount         Value
                                   --------  -------       -----        ------        -----         ------         -----
MOTION PICTURES & AMUSEMENT
  RECREATION SERVICES: ..........                              0.30%                         0.19%                        0.00%
Harrahs Jazz, 14.25% ............  11/15/01  $230,000   $   239,200     $  770,000    $   800,800           --              --
Players International,
  Incorporated, 10.875% .........  04/15/05   190,000       188,100        380,000        376,200           --              --
President Riverboat Casinos,
  13.00% ........................  09/15/01   100,000        86,000        100,000         86,000           --              --
                                                        -----------                   -----------
                                                            513,300                     1,263,000
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT & RELATED SERVICES:                               0.07%                         0.06%                        0.00%
Tracor, Incorporated, 10.875%  ..  08/15/01   120,000       123,600        380,000        391,400           --              --
                                                        -----------                   -----------                  -----------
TOTAL CORPORATE BONDS
 (Cost $14,369,094, $66,707,819 and
  $18,195,678, respectively) ....                       $14,404,622                   $67,005,747                  $18,206,348
                                                        -----------                   -----------                  -----------
FIXED INCOME - OTHER:                                          1.95%                        4.43%                         5.41%
MISCELLANEOUS ASSET BACKED SECURITIES:
American Housing Trust,
  Series IV, 9.552% .............  09/25/20   700,000       738,500      4,300,000      4,536,500   $1,740,000       1,835,700
Discover Card Trust,
  Series 9, 6.125% ..............  05/15/98   260,000       259,106      1,515,000      1,509,788      600,000         597,936
Discover Card Trust, 7.20% ......  04/16/98        --            --             --             --      662,500         664,157
Discover Card Trust, 7.50% ......  06/16/00   150,000       153,375      1,330,000      1,359,925      580,000         593,050
Ford Credit Auto Loan Master
  Trust, Series 92 3A, 5.625%  ..  10/15/97        --            --      1,740,000      1,737,268           --              --
Ford Credit Auto Loan Master
  Trust, Series 92 2, 7.375% ....  04/15/99        --            --        650,000        661,375      775,000         788,563
Guaranteed Trade Trust,
  Series 1992, 7.02% ............  09/01/04    76,000        77,850        446,500        451,371      180,500         184,895
MBNA Master Card, Series
  1992 1A, 7.25% ................  06/15/99        --            --             --             --      650,000         659,542
Meritor Mortgage Securities
  Corporation, 9.40% ............  06/01/99   183,656       185,034      1,163,157      1,171,880      428,531         431,745
Nomura Asset Securities Corporation,
  Series 1994, 5.765% ...........  07/07/03   191,555       190,896      1,340,885      1,336,275      670,442         668,138
Premier Auto Trust, Series
  933, Class A3, 4.90% ..........  12/15/98   313,755       309,930      1,984,039      1,959,854      793,616         783,942
Rail Car Trust, 7.75% ...........  06/01/04   175,512       184,781      1,702,466      1,792,377      919,683         968,254
Standard Credit Card Master
  Trust, 5.50% ..................  09/08/98   140,000       137,155        990,000        969,883      525,000         514,332
Standard Credit Card Master
  Trust, 6.25% ..................  09/07/98        --            --      5,075,000      5,051,198    1,120,000       1,114,747
Standard Credit Card Master
  Trust, 9.00% ..................  08/07/97   210,000       215,708      1,270,000      1,304,519      520,000         534,134
Standard Credit Card Master
  Trust, 9.25% ..................  09/07/99   380,000       406,836      2,260,000      2,419,601      920,000         984,970
Structured Asset Securities
  Corporation, Series 95 C1,
  Class D, 7.375% ...............  09/25/24   500,000       444,219      2,700,000      2,398,781    1,100,000         977,281
                                                        -----------                   -----------                  -----------
TOTAL FIXED INCOME-OTHER
  (Cost $3,238,204, $28,248,485,
   and $12,204,129, respectively) ....                  $ 3,303,390                   $28,666,595                  $12,301,386
                                                        -----------                   -----------                  -----------

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      AGGRESSIVE                    MODERATE                   CONSERVATIVE
                                                --------------------         ----------------------      -----------------------
                                                   Principal                 Principal                    Principal
                                       Maturity    Amount       Value        Amount          Value        Amount        Value
                                       --------    ------       -----        ------          -----        ------        -----
FOREIGN BONDS:                                                      0.64%                        1.02%                       1.49%
African Development
  Bank, 9.50%.................         12/15/95   $260,000    $  263,895     $1,570,000    $1,593,519    $  820,000    $  832,284
Israel State, Class 1 C,
  5.75%.......................         03/15/00    130,000      127,156        780,000       762,938        300,000       293,438
Israel State, U.S. Government
  GTD Notes Class 3A, 6.00%...         02/15/99         --           --             --            --        570,000       567,033
Israel State, U.S. Government
  GTD Notes Class 1D,
   6.125%.....................         03/15/03    100,000       98,282        600,000       589,692        250,000       245,705
Israel State, U.S. Government
  Class 5B, 8.00%.............         11/15/01    550,000      597,553      3,350,000     3,639,641      1,330,000     1,444,992
                                                             ----------                   ----------                   ----------
TOTAL FOREIGN BONDS
 (Cost $1,074,163, $6,500,896,
  and $3,321,478,
  respectively)...............                               $1,086,886                   $6,585,790                   $3,383,452
                                                             ----------                   ----------                   ----------

                                                                  Value                       Value                      Value
                                                              ------------                -------------              -------------
REPURCHASE AGREEMENTS:                                              11.02%                     12.29%                        8.20%
Repurchase Agreement with State Street Bank & Trust
  Company dated 06/30/95 at 5.50% due 07/03/95 to be
  repurchased at $24,391,174 collateralized by
  $22,640,000. U.S.Treasury Bond, 7.50% due
  11/15/16 (valued at $25,080,567, including interest)       $ 24,380,000
                                                             ------------
Repurchase Agreement with State Street Bank & Trust
  Company dated 06/30/95 at 5.50% due 07/03/95 to be
  repurchased at $79,515,428 collateralized by
  $73,805,000. U.S.Treasury Bond, 7.50% due
  11/15/16 (valued at $81,761,099, including interest)                                  $ 79,479,000
                                                                                        ------------
Repurchase Agreement with State Street Bank & Trust
  Company dated 06/30/95 at 5.50% due 07/03/95 to be
  repurchased at $18,668,553 collateralized by
  $17,330,000. U.S.Treasury Bond, 7.50% due
  11/15/16 (valued at $19,198,155, including interest)                                                               $ 18,660,000
                                                                                                                     ------------

TOTAL INVESTMENTS  (Aggressive, Moderate
  and Conservative Asset Allocation Trusts)
  (Cost $177,092,842, $605,911,680 and
  $216,844,311, respectively)........................        $193,649,085               $646,683,175                 $227,471,352
                                                             ------------               ------------                 ------------


Key to Currency Abbreviations                                                 Key to Security Abbreviations
--------------------------------------------------------------------          -----------------------------
AUD     -  Australian Dollar            ITL  -   Italian Lira                 ADR  -  American Depository Receipt
BEF     -  Belgian Franc                E    -   Japanese Yen                 FRN  -  Floating Rate Note
CAD     -  Canadian Dollar              MYR  -   Malaysian Ringgit            IO   -  Interest Only (Carries notional
DKK     -  Danish Krone                 NLG  -   Netherland Guilder                   principal amount)
FRF     -  French Franc                 ESP  -   Spanish Peseta               TBA  -  To Be Announced
DEM     -  German Deustche Mark         SEK  -   Swedish Krone
E       -  Great British Pound          CHF  -   Swiss Franc

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. The NASL Series Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following fourteen portfolios: The Global Equity Trust ("Global Equity"), the Pasadena Growth Trust ("Pasadena Growth"), the Equity Trust ("Equity"), the Value Equity Trust ("Value Equity"), the Growth and Income Trust ("Growth and Income"), the Strategic Bond Trust ("Strategic Bond"), the Global Government Bond Trust ("Global Government Bond"), the International Growth and Income Trust ("International Growth and Income"), the Investment Quality Bond Trust ("Investment Quality Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Aggressive Asset Allocation Trust ("Aggressive Asset Allocation"), the Moderate Asset Allocation Trust ("Moderate Asset Allocation"), and the Conservative Asset Allocation Trust ("Conservative Asset Allocation"). Each of the Trusts with the exception of the Global Government Bond Trust is diversified for purposes of the Investment Company Act of 1940.

Shares of the Trust are presently offered only to the NASL Variable Account and the NASL Group Variable Account, separate accounts of North American Security Life Insurance Company ("Security Life") and to the FNAL Variable Account, a separate account of First North American Life Assurance Company ("First North American"), which are available for funding certain variable contracts issued by them. Security Life, a Delaware corporation, is a wholly-owned subsidiary of North American Life Assurance Company ("North American Life"), a mutual insurance company based in North York, Canada. First North American, a New York corporation, is a wholly-owned subsidiary of Security Life.

At June 30, 1995, North American Security Life owned seed money shares in the Growth and Income Trust.

NASL Financial Services, Inc. ("NASL Financial"), a wholly-owned subsidiary of Security Life, serves as investment adviser for the Trust (Note 6). NASL Financial is also the principal underwriter of the variable contracts issued by Security Life and First North American.

NEW PORTFOLIO. On January 9, 1995, the International Growth and Income Trust commenced operations. The subadviser to this portfolio is J.P. Morgan Investment Management Inc. Deferred organization costs of $12,631 were recorded and are being amortized over five years.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements for its portfolios in conformity with generally accepted accounting principles (GAAP).

BASIS OF PRESENTATION. The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and pursuant to the rules and regulation of the Securities and Exchange Commission. In the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations have been included. Results for the six months ended June 30, 1995 are not necessarily indicative of annual results.

SECURITY VALUATION. Securities held by the Money Market Trust and short term instruments with remaining maturities of 60 days or less held by the other portfolios of the Trust are valued on an amortized cost basis or at original cost plus accrued interest, both of which approximate current market value. All other securities held by the Trust are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers making markets in the securities at the close of trading on the Exchange.

Trust securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

    (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars;

    (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

NOTE 2 - CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of the Investment Quality Bond, U.S. Government Securities and Money Market Trusts may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Trust could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured or which the portfolio has terminated by entering into an offsetting commitment with the same broker.

FUTURES. All portfolios other than the Investment Quality Bond and Money Market Trusts may purchase and sell financial futures contracts and options on those contracts. The portfolios invest in contracts based on financial instruments such as U.S. Treasury bonds or notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the portfolios.

When a portfolio sells a futures contract based on a financial instrument, the portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase . The Trust could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Trust is required to deposit with a broker an amount, initial margin, which represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the portfolio realizes a gain or loss.

FORWARD COMMITMENTS. The portfolios of the Trust may purchase debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, is taken into account when determining the Trust's net asset value starting on the day the Trust agrees to purchase the securities. At June 30, 1995 forward commitments in the Investment Quality Bond, U.S. Government Securities and Aggressive, Moderate and Conservative Asset Allocation Trusts were valued at $1,965,620, $16,821,875, $1,420,000, $21,526,468 and
$8,678,814, respectively.

MORTGAGE DOLLAR ROLLS. The U. S. Government Securities Trust may enter into mortgage dollar rolls in which it sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Trust receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

ORGANIZATION COSTS. Costs incurred by a portfolio in connection with its organization, initial registration and public offering of shares are being amortized on a straight-line basis for the Pasadena Growth, Value Equity, Growth and Income, Strategic Bond and International Growth and Income Trusts over a five-year period beginning with the commencement of operations of each portfolio.

FEDERAL INCOME TAXES. The Trust's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

NOTE 2 - CONTINUED

DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the Money Market Trust is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each portfolio, in excess of available capital loss carryforwards of each portfolio would be taxable to such portfolio if not distributed. Therefore, each portfolio of the Trust intends to distribute all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. Each portfolio of the Trust is exempt from federal excise tax. Net investment income is reported in the accompanying statements under GAAP. The Trust's distributions are based on income amounts determined in accordance with federal income tax regulations. Overdistributions of net investment income as determined in accordance with GAAP have been presented in the financial statements as distributions in excess of net investment income. Net investment income and net realized gains differ for financial statement and tax purposes due to distributions in accordance with income tax regulations which may differ from GAAP: marking-to-market of certain financial instruments, the deferral of certain losses for tax purposes and the treatment of currency gains or losses. As a result, the character of distributions made during the year from net investment income may differ from its ultimate characterization for tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular portfolio are allocated based on the relative share of net assets of each portfolio for the time during which the expense was incurred.

REPURCHASE AGREEMENTS. Each portfolio of the Trust may enter into repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

OTHER. Investment security transactions are accounted for on a trade date plus one basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and tax reporting purposes. The Trust uses the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

3. CAPITAL LOSS CARRYFORWARDS. At December 31, 1994, capital loss carryforwards available to offset future realized gains were approximately:

                                                                       CAPITAL LOSS CARRYFORWARD
                                                                            EXPIRATION YEAR
                                       ------------------------------------------------------------------------------------------
        PORTFOLIO                            1999                    2000                    2001                     2002
    ----------------                   ------------------      ------------------      ------------------      ------------------
Pasadena Growth.....................           --                      --                $1,981,000              $6,191,000
Equity..............................           --                      --                        --               2,412,000
Strategic Bond......................           --                      --                        --               2,962,000
Global Government Bond..............           --                      --                        --              10,464,000
Investment Quality Bond.............     $824,000                      --                        --               4,412,000
U.S. Government Securities..........           --                      --                        --               9,112,000
Conservative Asset Allocation.......           --                      --                        --               4,938,000

4. CAPITAL SHARES. Share activity for the Trust for the six months ended June 30, 1995, was as follows:

                                                                                                                  ADDITIONAL
                                                          SHARES                      PAR VALUE                 PAID-IN CAPITAL
                                                    --------------------         --------------------         --------------------
GLOBAL EQUITY
Outstanding at December 31, 1994.................       39,140,838                      $391,408                  $577,299,219
  Sold...........................................        2,769,274                        27,692                    68,682,646
  Reinvestment of distributions..................        2,178,560                        21,786                     4,971,681
  Redeemed.......................................       (4,841,028)                      (48,410)                  (72,882,867)
                                                        ----------                      --------                  ------------
    Net increase.................................          106,807                         1,068                       771,460
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       39,247,645                      $392,477                  $578,070,679
                                                        ==========                      ========                  ============

PASADENA GROWTH
Outstanding at December 31, 1994.................       16,757,839                      $167,578                  $157,798,853
  Sold...........................................        5,695,188                        56,952                    54,644,840
  Reinvestment of distributions..................           85,550                           856                       833,257
  Redeemed.......................................       (1,889,141)                      (18,891)                  (18,151,527)
                                                        ----------                      --------                  ------------
    Net increase.................................        3,891,597                        38,916                    37,326,569
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       20,649,436                      $206,494                  $195,125,422
                                                        ==========                      ========                  ============

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
------------------------------------------------------------------------------
CAPITAL SHARES, CONTINUED

                                                                                                                  ADDITIONAL
                                                          SHARES                      PAR VALUE                 PAID-IN CAPITAL
                                                    --------------------         --------------------         --------------------
EQUITY
Outstanding at December 31, 1994.................       36,452,063                      $364,521                  $514,217,981
  Sold...........................................        6,134,714                        61,347                    97,971,257
  Reinvestment of distributions..................          261,859                         2,619                     4,090,234
  Redeemed.......................................       (1,886,121)                      (18,861)                  (29,619,480)
                                                        ----------                      --------                  ------------
    Net increase.................................        4,510,451                        45,105                    72,442,011
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       40,962,514                      $409,625                  $586,659,992
                                                        ==========                      ========                  ============

VALUE EQUITY
Outstanding at December 31, 1994.................       19,575,533                      $195,755                  $217,879,647
  Sold...........................................        4,453,914                        44,539                    53,675,745
  Reinvestment of distributions..................          314,376                         3,144                     3,810,235
  Redeemed.......................................         (673,171)                       (6,732)                   (7,774,729)
                                                        ----------                      --------                  ------------
    Net increase.................................        4,095,118                        40,952                    49,711,251
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       23,670,651                      $236,707                  $267,590,898
                                                        ==========                      ========                  ============

GROWTH AND INCOME
Outstanding at December 31, 1994.................       31,409,684                      $314,097                  $379,169,167
  Sold...........................................        3,830,142                        38,300                    52,995,556
  Reinvestment of distributions..................          945,795                         9,458                    12,853,356
  Redeemed.......................................         (951,452)                       (9,514)                  (12,797,420)
                                                        ----------                      --------                  ------------
    Net increase.................................        3,824,486                        38,245                    53,051,492
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       35,234,170                      $352,342                  $432,220,659
                                                        ==========                      ========                  ============

STRATEGIC BOND
Outstanding at December 31, 1994.................        8,519,256                      $ 85,193                  $ 88,623,087
  Sold...........................................        1,786,689                        17,866                    17,939,294
  Reinvestment of distributions..................          431,080                         4,311                     4,121,123
  Redeemed.......................................       (1,264,211)                      (12,642)                  (12,629,956)
                                                        ----------                      --------                  ------------
    Net increase.................................          953,558                         9,535                     9,430,461
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................        9,472,814                      $ 94,728                  $ 98,053,548
                                                        ==========                      ========                  ============

GLOBAL GOVERNMENT BOND
Outstanding at December 31, 1994.................       16,716,312                      $167,163                  $217,539,724
  Sold...........................................        2,242,736                        22,427                    28,862,137
  Reinvestment of distributions..................           88,904                           889                     1,125,951
  Redeemed.......................................       (2,518,726)                      (25,187)                  (32,506,215)
                                                        ----------                      --------                  ------------
    Net decrease.................................         (187,086)                       (1,870)                   (2,518,127)
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       16,529,226                      $165,293                  $215,021,597
                                                        ==========                      ========                  ============

INTERNATIONAL GROWTH AND INCOME
Outstanding at December 31, 1994.................               --                            --                            --
  Sold...........................................        6,908,632                      $ 69,086                  $ 69,849,401
  Redeemed.......................................         (913,153)                       (9,132)                   (9,272,635)
                                                         ---------                      --------                  ------------
    Net increase.................................        5,995,479                        59,955                    60,576,766
                                                         ---------                      --------                  ------------
Outstanding at June 30, 1995.....................        5,995,479                      $ 59,955                  $ 60,576,766
                                                         =========                      ========                  ============

INVESTMENT QUALITY BOND
Outstanding at December 31, 1994.................       10,123,550                      $101,235                  $114,181,920
  Sold...........................................        2,366,761                        23,668                    26,627,284
  Reinvestment of distributions..................          651,687                         6,517                     7,070,803
  Redeemed.......................................       (2,761,910)                      (27,619)                  (31,465,275)
                                                        ----------                      --------                  ------------
    Net increase.................................          256,538                         2,566                     2,232,812
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       10,380,088                      $103,801                  $116,414,732
                                                        ==========                      ========                  ============

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                                                                                                  ADDITIONAL
                                                          SHARES                      PAR VALUE                 PAID-IN CAPITAL
                                                    --------------------         --------------------         --------------------
U.S. GOVERNMENT SECURITIES
Outstanding at December 31,1994..................       14,941,588                      $149,416                  $190,375,496
  Sold...........................................        1,982,418                        19,824                    25,409,998
  Reinvestment of distributions..................          956,919                         9,569                    11,846,657
  Redeemed.......................................       (3,332,757)                      (33,328)                  (43,156,974)
                                                        ----------                      --------                  ------------
    Net decrease.................................         (393,420)                       (3,934)                   (5,900,320)
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       14,548,168                      $145,482                  $184,475,176
                                                        ==========                      ========                  ============

MONEY MARKET
Outstanding at December 31, 1994.................       27,667,381                      $276,674                  $276,397,132
  Sold...........................................       12,189,996                       121,900                   121,778,062
  Reinvestment of distributions..................          727,294                         7,273                     7,265,663
  Redeemed.......................................      (13,932,602)                     (139,326)                 (139,186,694)
                                                        ----------                      --------                  ------------
    Net decrease.................................       (1,015,312)                      (10,153)                  (10,142,968)
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       26,652,068                      $266,521                  $266,254,163
                                                        ==========                      ========                  ============

AGGRESSIVE ASSET ALLOCATION
Outstanding at December 31, 1994.................       16,525,699                      $165,257                  $171,421,746
  Sold...........................................          690,373                         6,904                     7,807,662
  Reinvestment of distributions..................        1,046,144                        10,461                    11,455,275
  Redeemed.......................................       (1,838,421)                      (18,384)                  (20,818,516)
                                                        ----------                      --------                  ------------
    Net decrease.................................         (101,904)                       (1,019)                   (1,555,579)
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       16,423,795                      $164,238                  $169,866,167
                                                        ==========                      ========                  ============

MODERATE ASSET ALLOCATION
Outstanding at December 31, 1994.................       56,010,309                      $560,103                  $579,233,766
  Sold...........................................          438,390                         4,384                     4,847,099
  Reinvestment of distributions..................        2,735,328                        27,353                    29,377,424
  Redeemed.......................................       (4,174,563)                      (41,746)                  (45,970,263)
                                                        ----------                      --------                  ------------
    Net decrease.................................       (1,000,845)                      (10,008)                  (11,745,740)
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       55,009,464                      $550,095                  $567,488,026
                                                        ==========                      ========                  ============

CONSERVATIVE ASSET ALLOCATION
Outstanding at December 31, 1994.................       20,956,187                      $209,562                  $213,579,822
  Sold...........................................          382,651                         3,827                     4,035,916
  Reinvestment of distributions..................        1,060,630                        10,606                    10,850,241
  Redeemed.......................................       (1,949,862)                      (19,499)                  (20,546,066)
                                                        ----------                      --------                  ------------
    Net decrease.................................         (506,582)                       (5,066)                   (5,659,909)
                                                        ----------                      --------                  ------------
Outstanding at June 30, 1995.....................       20,449,605                      $204,496                  $207,919,913
                                                        ==========                      ========                  ============

5. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the portfolios (with the exception of the Money Market Trust) for the six months ended June 30, 1995:

                                                         PURCHASES                                       SALES
                                           --------------------------------------        --------------------------------------
    PORTFOLIO                              U.S. GOVERNMENT        OTHER ISSUES            U.S. GOVERNMENT        OTHER ISSUES
    -----------                            -----------------    -----------------        -----------------    -----------------
Global Equity.......................                 --          $117,934,913                      --          $133,941,881
Pasadena Growth.....................                 --            88,003,324                      --            47,281,203
Equity..............................                 --           351,416,182                      --           289,715,695
Value Equity........................                 --            64,648,677                      --            36,877,700
Growth and Income...................                 --           139,737,714                      --            94,174,093
Strategic Bond......................         $9,389,888            76,847,212             $20,793,586            59,517,946
Global Government Bond..............         11,005,160           156,041,456               7,403,906           165,328,230
International Growth and Income.....                 --            61,439,316                      --             7,651,985
Investment Quality Bond.............         99,412,683            22,238,502             100,221,585            19,045,978
U.S. Government Securities..........        424,920,542                    --             430,973,866               793,379
Aggressive Asset Allocation.........         46,774,293            56,853,054              58,059,603            68,571,913
Moderate Asset Allocation...........        280,543,341           148,204,739             300,234,914           206,291,405
Conservative Asset Allocation.......        105,361,476            26,125,728             106,977,640            44,473,639

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

PURCHASES AND SALES OF SECURITIES, CONTINUED

Purchases and sales (maturities) for the Money Market Trust for the six months ended June 30, 1995 were $1,321,522,923 and $1,335,948,390, respectively. At
June 30, 1995 tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                   TAX BASIS NET
                                                                     UNREALIZED            TAX BASIS              TAX BASIS
                                               TAX BASIS            APPRECIATION           UNREALIZED            UNREALIZED
   PORTFOLIO                                      COST             (DEPRECIATION)         APPRECIATION          DEPRECIATION
  ------------                             -------------------   -------------------   -------------------   --------------------
Global Equity.......................          $548,321,156          $ 33,272,436         $ 67,218,433           $33,945,997
Pasadena Growth.....................           185,414,580            29,891,357           34,556,952             4,665,595
Equity..............................           605,308,714           141,171,286          148,562,473             7,391,187
Value Equity........................           273,713,227            32,246,798           42,939,072            10,692,274
Growth and Income...................           440,364,295            75,738,297           79,125,081             3,386,784
Strategic Bond......................            98,530,132               213,637            3,574,000             3,360,363
Global Government Bond..............           208,094,535             3,700,239            7,043,385             3,343,146
International Growth and Income.....            54,247,170              (827,468)           1,266,455             2,093,923
Investment Quality Bond.............           115,356,592             4,719,839            4,777,116                57,277
U.S. Government Securities..........           198,080,703             5,381,455            6,108,366               726,911
Aggressive Asset Allocation.........           177,122,309            16,526,776           19,313,074             2,786,298
Moderate Asset Allocation...........           606,465,419            40,217,756           46,077,577             5,859,821
Conservative Asset Allocation.......           216,937,935            10,533,417           12,198,739             1,665,322

The following is a summary of futures contracts activity during the six months ended June 30, 1995:

                                            SALES OF FUTURES CONTRACTS                     PURCHASES OF FUTURES CONTRACTS
                                     ------------------------------------------       ------------------------------------------

                                      NUMBER OF      AGGREGATE FACE VALUE OF           NUMBER OF      AGGREGATE FACE VALUE OF
                                      CONTRACTS             CONTRACTS                  CONTRACTS             CONTRACTS
                                     -------------  ---------------------------       -------------  ---------------------------
AGGRESSIVE:
S&P 500 FUTURES:
 Outstanding, December 31, 1994....       51            $ 12,750,000                        --                       --
 Contracts opened..................       59              14,750,000                        --                       --
 Contracts closed..................     (110)            (27,500,000)                       --                       --
 Outstanding, June 30, 1995........       --            $         --                        --                       --
                                         ===            ============                        ==                       ==

MODERATE:
S&P 500 FUTURES:
 Outstanding, December 31, 1994....      107            $ 26,750,000                        --                       --
 Contracts opened..................      128              32,000,000                        --                       --
 Contracts closed..................     (235)            (58,750,000)                       --                       --
 Outstanding, June 30, 1995........       --            $         --                        --                       --
                                         ===            ============                        ==                       ==

CONSERVATIVE:
S&P 500 FUTURES:
 Outstanding, December 31, 1994....       19            $  4,750,000                        --                       --
 Contracts opened..................       25               6,250,000                        --                       --
 Contracts closed..................      (44)            (11,000,000)                       --                       --
                                         ---              ----------                        --                       --
 Outstanding, June 30, 1995........       --            $         --                        --                       --
                                         ===            ============                        ==                       ==

NASL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994
------------------------------------------------------------------------------

6. INVESTMENT ADVISORY AGREEMENTS. Effective March 20, 1987, the Trust entered into an Investment Advisory Agreement with NASL Financial, a wholly-owned subsidiary of Security Life and the principal underwriter of the variable annuity contracts issued by Security Life and First North American. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, NASL Financial receives an advisory fee from the Trust based on the average annual net assets of each particular portfolio. Advisory fees charged to each portfolio were as follows for the six months ended June 30, 1995:

      PORTFOLIO                                                                            FEE
    --------------                                                                     -------------
Global Equity..............................................................               .90%
Pasadena Growth............................................................              .975%
Equity.....................................................................               .75%
Value Equity...............................................................               .80%
Growth and Income..........................................................               .75%
Strategic Bond.............................................................              .775%
Global Government Bond.....................................................               .80%
International Growth and Income............................................               .95%
Investment Quality Bond....................................................               .65%
U.S. Government Securities.................................................               .65%
Money Market...............................................................               .50%
Aggressive Asset Allocation................................................               .75%
Moderate Asset Allocation..................................................               .75%
Conservative Asset Allocation..............................................               .75%

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, NASL Financial reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions, and interest) incurred in excess of 0.50% of the average annual net assets of each portfolio, respectively, on an annualized basis in each of the Pasadena Growth, Equity, Value Equity, Growth and Income, Strategic Bond, Investment Quality Bond, U.S. Government Securities, Money Market and Aggressive, Moderate and Conservative Asset Allocation Trusts and 0.75% in each of the Global Equity, Global Government Bond and International Growth and Income Trusts. There were no expenses reimbursed by NASL Financial for the six months ended June 30, 1995. The Subadviser to the Pasadena Growth Trust, Roger Engemann Management Co., Inc. has agreed to reimburse "other expenses" of the Pasadena Growth Trust up to a maximum on an annual basis of .15% of average annual net assets. For the six months ended June 30, 1995, all "other expenses", .07%, were reimbursed by them.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $4,750 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $18,000.

8. COMMITMENTS. At June 30, 1995, the Global Equity, Strategic Bond, Global Government Bond, International Growth and Income and Aggressive, Moderate and Conservative Asset Allocation Trusts had entered into forward foreign currency contracts which contractually obligate the portfolio to deliver currencies at future dates. Open sale and purchase contracts at June 30, 1995 were as follows:

                                                                                                                     NET
                                                                                                                  UNREALIZED
                                         CONTRACTS            IN EXCHANGE      SETTLEMENT                        APPRECIATION
                                        TO DELIVER                FOR             DATE             VALUE        (DEPRECIATION)
                                        ------------         --------------   --------------   --------------  -----------------
GLOBAL EQUITY:
SALES

   French Franc..................        14,552,411          $  2,925,990        7/03/95      $  2,999,724        (73,734)
   Japanese Yen..................       206,932,469             2,435,933        7/03/95         2,441,688         (5,755)
   Japanese Yen..................       314,964,251             3,688,106        7/05/95         3,716,939        (28,833)
   German Deutschemark...........        41,350,000            29,641,577        9/21/95        30,000,225       (358,648)
   French Franc..................       155,670,000            31,569,661        9/21/95        32,018,307       (448,646)
   Japanese Yen..................     2,771,200,000            33,108,722        9/21/95        33,063,754         44,968
                                                             ------------                     ------------      ---------
                                                             $103,369,989                     $104,240,637      $(870,648)
                                                             ============                     ============      ---------

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

COMMITMENTS, CONTINUED

                                                                                                                     NET
                                                                                                                  UNREALIZED
                                         CONTRACTS          IN EXCHANGE        SETTLEMENT                        APPRECIATION
                                        TO DELIVER              FOR               DATE             VALUE        (DEPRECIATION)
                                        ------------     ------------------   --------------   --------------  -----------------
STRATEGIC BOND:
SALES
   Italian Lira..................        69,418,517        $       42,328        7/03/95       $    42,425      $       (97)
   Belgian Franc.................        18,237,084               633,232        9/22/95           643,159           (9,927)
   German Deutschemark...........         4,975,868             3,548,387        9/22/95         3,610,209          (61,822)
   Danish Krone..................           584,399               106,312        9/22/95           108,014           (1,702)
   French Franc..................         6,903,114             1,393,921        9/22/95         1,419,808          (25,887)
   Great British Pound Sterling..           708,677             1,128,922        9/22/95         1,124,830            4,092
   Italian Lira..................     1,670,066,887               999,454        9/22/95         1,008,677           (9,223)
   Netherland Guilder............         1,216,917               776,096        9/22/95           788,642          (12,546)
   Spanish Peseta................        48,155,022               394,352        9/22/95           394,090              262
   Japanese Yen..................       354,980,227             4,251,260        9/22/95         4,235,877           15,383
                                                           --------------                      -----------      -----------
                                                           $   13,274,264                      $13,375,731      $  (101,467)
                                                           ==============                      ===========      ===========

PURCHASES

                                     $    2,107,151  FIM        9,123,964        7/03/95       $ 2,136,259      $    29,108
                                     --------------                                            -----------      -----------
                                     $    2,107,151                                            $ 2,136,259      $    29,108
                                     ==============                                            ===========      -----------
                                                                                                                $   (72,359)
                                                                                                                ===========
GLOBAL GOVERNMENT BOND:
SALES
   Japanese Yen..................        68,000,000        $      806,165        7/03/95       $   802,313      $     3,852
   German Deutschemark...........        28,514,150            20,000,000        8/15/95        20,660,497         (660,497)
   French Franc..................        80,796,200            16,000,000        8/16/95        16,632,190         (632,190)
   Italian Lira..................    11,620,350,000             7,000,000        8/16/95         7,055,370          (55,370)
   Spanish Peseta................     1,500,000,000            11,991,370        8/24/95        12,313,080         (321,710)
   Italian Lira..................    15,000,000,000             8,965,559        8/24/95         9,097,690         (132,131)
   Spanish Peseta................       416,350,000             5,000,000       11/27/95         5,012,607          (12,607)
                                                           --------------                      -----------      -----------
                                                           $   69,763,094                      $71,573,747      $(1,810,653)
                                                           ==============                      ===========      -----------
PURCHASES

                                     $   20,166,801  DEM       28,514,150        8/15/95       $20,660,497      $   493,696
                                         16,164,389  FRF       80,796,200        8/16/95        16,632,189          467,800
                                          6,991,156  ITL   11,620,350,000        8/16/95         7,055,370           64,214
                                          8,913,715  ITL   15,000,000,000        8/24/95         9,097,690          183,975
                                          4,095,005  ESP      500,000,000        8/24/95         4,104,360            9,355
                                     --------------                                            -----------      -----------
                                     $   56,331,066                                            $57,550,106        1,219,040
                                     ==============                                            ===========      -----------
                                                                                                                $  (591,613)
                                                                                                                ===========
INTERNATIONAL GROWTH
 AND INCOME TRUST:
SALES
   Hong Kong Dollar..............         1,679,250        $      215,476        7/03/95       $   217,019      $    (1,543)
   Netherland Guilder............           104,848                66,628        7/03/95            67,666           (1,038)
   Japanese Yen..................       247,686,250             2,938,152        7/14/95         2,927,870           10,282
   Norwegian Krone...............           900,193               144,031        7/14/95           146,086           (2,055)
                                                           --------------                       ----------      -----------
                                                           $    3,364,287                       $3,358,641      $     5,646
                                                           ==============                       ==========      ===========

PURCHASES

                                     $      236,602  JPY       20,000,000        7/03/95        $  235,974      $      (628)
                                     --------------                                             ----------      -----------
                                     $      236,602                                             $  235,974      $      (628)
                                     ==============                                             ==========      -----------
                                                                                                                $     5,018
                                                                                                                ===========

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
------------------------------------------------------------------------------

COMMITMENTS, CONTINUED

                                                                                                                     NET
                                                                                                                  UNREALIZED
                                          CONTRACTS         IN EXCHANGE        SETTLEMENT                        APPRECIATION
                                         TO DELIVER             FOR               DATE             VALUE        (DEPRECIATION)
                                         ------------    ------------------   --------------   --------------  -----------------
AGGRESSIVE ASSET ALLOCATION:
PURCHASES
                                           $485,041      GBP      305,000        7/03/95          $485,128            $87
                                           --------                                               --------            ---
                                           $485,041                                               $485,128            $87
                                           ========                                               ========            ===

MODERATE ASSET ALLOCATION:
PURCHASES
                                           $757,078      GBP      476,000        7/03/95          $757,118            $40
                                           --------                                               --------            ---
                                           $757,078                                               $757,118            $40
                                           ========                                               ========            ===

CONSERVATIVE ASSET ALLOCATION:
PURCHASES
                                           $174,933      GBP      110,000        7/03/95          $174,964            $31
                                           --------                                               --------            ---
                                           $174,933                                               $174,964            $31
                                           ========                                               ========            ===

9. RECLASSIFICATIONS. Certain reclassifications have been made to the components of capital in the Statements of Assets and Liabilities to conform with the accounting and reporting guidelines of the Statement of Position (SOP) 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies" issued on February 1, 1993. The SOP requires the Portfolios to report the accumulated net realized capital gain (loss) account in such a manner as to approximate amounts available for future tax distributions (or to offset future taxable realized capital gains) and to achieve uniformity in the presentation of distributions by investment companies. Certain distributions in excess of accumulated net investment income and/or accumulated realized gains or losses, which resulted from differences between income tax regulations and GAAP, have been reclassified to undistributed net investment income. Distributions which were the result of permanent differences between book and tax rules have been reclassified to paid-in-capital. The following amounts represent the reclassifications as of December 31, 1994:

                                               ACCUMULATED            UNDISTRIBUTED            ADDITIONAL
                                               NET REALIZED           NET INVESTMENT             PAID-IN
     PORTFOLIO                                    GAINS                   INCOME                 CAPITAL
  ----------------                          -------------------     -------------------    --------------------
Global Equity.......................          $2,624,466              $  548,059             $(3,172,525)
Equity..............................             (12,970)                 12,970                      --
Growth and Income...................               4,973                  (4,973)                     --
Srategic Bond.......................           1,456,913              (1,540,015)                 83,102
Global Government Bond..............           1,734,913              (1,734,913)                     --
Investment Quality Bond.............              (2,505)                  2,505                      --
U.S. Government Securities..........              85,677                 (85,677)                     --
Aggressive Asset Allocation.........              77,382                 (77,382)                     --
Moderate Asset Allocation...........           1,408,789              (1,408,789)                     --
Conservative Asset Allocation.......             760,028                (760,028)                     --


The Statement of Changes in Net Assets and Financial Highlights for previous periods have not been restated to reflect this change in presentation. Net investment income, net realized gains and net assets were not affected by this change.

 NASL SERIES TRUST
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

                                                                                Page
                                                                                ----
Fund Performance and Portfolio Managers' Commentary...........................  iii

Report of Independent Accountants.............................................    1

Statements of Assets and Liabilities..........................................    2

Statements of Operations......................................................    6

Statements of Changes in Net Assets...........................................   10

Financial Highlights..........................................................   14

Portfolio of Investments:

      Global Equity Trust.....................................................   27
      Pasadena Growth Trust...................................................   30
      Equity Trust............................................................   33
      Value Equity Trust......................................................   39
      Growth and Income Trust.................................................   40
      Strategic Bond Trust....................................................   42
      Global Government Bond Trust............................................   46
      Investment Quality Bond Trust...........................................   47
      U.S. Government Securities Trust........................................   50
      Money Market Trust......................................................   51
      Aggressive, Moderate and Conservative Asset Allocation Trusts...........   54

Notes to Financial Statements.................................................   80

REPORT OF INDEPENDENT ACCOUNTANTS
----------------------------------------------------------------------------

To the Board of Trustees and Shareholders of NASL Series Trust:

We have audited the accompanying statements of assets and liabilities of NASL Series Trust (comprising, respectively, the Global Equity, Pasadena Growth, Equity, Value Equity, Growth and Income, Strategic Bond, Global Government Bond, Investment Quality Bond, U.S. Government Securities, Money Market and Aggressive, Moderate and Conservative Asset Allocation Trusts), including the schedules of portfolio investments, as of December 31, 1994, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentations. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trusts comprising NASL Series Trust as of December 31, 1994, the results of their operations, the changes in their net assets and financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                               COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 14, 1995

 NASL SERIES TRUST
 STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994
 -----------------------------------------------------------------------------

                                                                            GLOBAL          PASADENA                     VALUE
                                                                            EQUITY           GROWTH         EQUITY       EQUITY
                                                                            TRUST            TRUST          TRUST        TRUST
                                                                          ------------    ------------   ------------  ---------
ASSETS
Investment in securities, at  value* (Including repurchase agreements of $18,167,000 and $56,847,000 in the Pasadena Growth and Value
  Equity Trusts, respectively) (See accompanying schedules)............   $614,971,406    $157,658,230   $539,271,813  $227,261,913
Receivable for forward foreign currency contracts to sell
  (Notes 2 and 8)......................................................     10,811,756              --             --            --
Forward foreign currency contracts to buy, at value (Cost: $10,885,487)
  (Notes 2 and 8)......................................................     10,923,593              --             --            --
Cash...................................................................            164             290            923           553
Foreign currency (Cost: $728,554 and $38,725 in the Global Equity
  and Equity Trusts, respectively).....................................        735,571              --         39,175            --
Receivables:
    Investments sold...................................................     11,169,578       1,183,829        904,140     1,691,042
    Fund shares sold...................................................        161,649         171,603      1,248,222        34,462
    Dividends..........................................................      1,057,563         136,605        763,898        94,049
    Interest...........................................................         12,928           5,198         13,308        17,694
    Foreign tax  withholding reclaim...................................        270,012              --             51            --
Deferred organization expenses  (Note 2)...............................             --           5,901             --         6,284
Other assets...........................................................          9,942           2,159          7,751         2,730
                                                                          ------------    ------------   ------------  ------------
        Total assets...................................................    650,124,162     159,163,815    542,249,281   229,108,727
                                                                          ------------    ------------   ------------  ------------

LIABILITIES
Forward foreign currency contracts to sell, at value (Cost: $10,811,756)
  (Notes 2 and 8)......................................................     10,841,320              --             --            --
Payables:
    Forward foreign currency contracts to buy  (Notes 2 and 8) ........     10,885,487              --             --            --
    Investments purchased..............................................     11,790,147       7,367,122      7,445,671     3,691,289
    Fund shares repurchased............................................        136,926          35,340        122,555     3,538,305
    Dividend withholding tax...........................................        109,870             445          6,228            --
    Custodian fee......................................................         99,975           6,001         15,821         4,838
    Other accrued expenses.............................................        122,557          28,205         97,055        38,961
                                                                          ------------    ------------   ------------  ------------
        Total liabilities..............................................     33,986,282       7,437,113      7,687,330     7,273,393
                                                                          ------------    ------------   ------------  ------------

NET ASSETS.............................................................   $616,137,880    $151,726,702   $534,561,951  $221,835,334
                                                                          ============    ============   ============  ============
Net assets consist of:
    Undistributed net investment income................................   $  2,412,913    $    834,112   $  4,079,883  $  1,721,862
    Accumulated net realized gains (losses) on investments ............     24,386,140      (8,186,036)    (7,140,235)    2,091,517
    Unrealized appreciation (depreciation) on:
        Investments....................................................     11,672,549       1,112,195     23,039,339       (53,447)
        Foreign currency and forward foreign currency contracts                (24,349)             --            462
    Capital shares at par value of $.01  (Note 4)......................        391,408         167,578        364,521       195,755
    Additional paid-in capital.........................................    577,299,219     157,798,853    514,217,981   217,879,647
                                                                          ------------    ------------   ------------  ------------
        Net assets.....................................................   $616,137,880    $151,726,702   $534,561,951  $221,835,334
                                                                          ============    ============   ============  ============

Capital shares outstanding  (Note 4)...................................     39,140,838      16,757,839     36,452,063    19,575,533
                                                                          ------------    ------------   ------------  ------------
Net asset value, offering price and redemption price per share ........   $      15.74    $       9.05   $      14.66  $      11.33
                                                                          ============    ============   ============  ============
*Investment in securities, at identified cost  (Note 2) ...............   $603,298,857    $156,546,035   $516,232,474  $227,315,360
                                                                          ============    ============   ============  ============

    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994
-------------------------------------------------------------------------------

                                                                           GROWTH AND                           GLOBAL
                                                                             INCOME         STRATEGIC        GOVERNMENT
                                                                              TRUST         BOND TRUST       BOND TRUST
                                                                           ----------     -------------    --------------
ASSETS
Investment in securities, at value*  (See accompanying schedules) .....    $412,579,444   $85,628,365   $202,010,234
Receivable for forward foreign currency contracts to sell
  (Notes 2 and 8)......................................................              --    11,687,226     20,000,000
Forward foreign currency contracts to buy, at value (Cost: $20,921,395
  in the Global  Government Bond Trust)  (Notes 2 and 8)...............              --            --     21,010,782
Cash...................................................................             456           807            907
Foreign currency (Cost: $86, $369,523 and $2,048,024 in the Growth and
  Income, Strategic Bond and Global Government Bond Trusts,
respectively)..........................................................              86       380,539      2,065,985
Receivables:
    Investments sold...................................................       1,470,358        53,075             --
    Fund shares sold...................................................           7,765            --
    Dividends..........................................................       1,230,166            --             --
    Interest...........................................................         111,795     2,085,444      5,758,626
    Foreign tax withholding reclaim....................................          19,624         2,584             --
Deferred organization expenses  (Note 2)...............................          18,965         9,427             --
Other assets...........................................................           5,930         1,312          3,560
                                                                           ------------   -----------   ------------
        Total assets...................................................     415,444,589    99,848,779    250,850,094
                                                                           ------------   -----------   ------------

LIABILITIES
Forward foreign currency contracts to sell, at value (Cost: $11,687,226 and $20,000,000 in the Strategic Bond and Global Government Bond
  Trusts, respectively)  (Notes 2 and 8)...............................              --    11,732,504     20,159,822
Payables:
    Forward foreign currency contracts to buy  (Notes 2 and 8).........              --            --     20,921,395
    Investments purchased..............................................       2,384,155     3,605,223        850,580
    Fund shares repurchased............................................       3,418,649        49,999        196,054
    Dividend withholding tax...........................................          21,537            --             --
    Interest withholding tax...........................................              --         1,426        139,088
    Custodian fee......................................................           9,391        10,611         29,107
    Other accrued expenses.............................................          76,512        16,050         41,378
                                                                           ------------   -----------   ------------
        Total liabilities..............................................       5,910,244    15,415,813     42,337,424
                                                                           ------------   -----------   ------------
NET ASSETS.............................................................    $409,534,345   $84,432,966   $208,512,670
                                                                           ============   ===========   ============

Net assets consist of:
    Undistributed net investment income................................    $  8,554,134   $ 5,682,980   $ 13,288,441
    Accumulated net realized gains (losses) on investments.............       4,308,680    (4,485,030)   (12,355,812)
    Unrealized appreciation (depreciation) on:
        Investments....................................................      17,189,270    (5,430,451)   (10,066,747)
        Foreign currency and forward foreign currency contracts                  (1,002)      (42,813)       (60,099)
    Capital shares at par value of $.01  (Note 4)......................         314,097        85,193        167,163
    Additional paid-in capital.........................................     379,169,166    88,623,087    217,539,724
                                                                           ------------   -----------   ------------
        Net assets.....................................................    $409,534,345   $84,432,966   $208,512,670
                                                                           ============   ===========   ============
Capital shares outstanding  (Note 4)...................................      31,409,684     8,519,256     16,716,312
                                                                           ------------   -----------   ------------
Net asset value, offering price and redemption price per share ........    $      13.04   $      9.91   $      12.47
                                                                           ============   ===========   ============
*Investment in securities, at identified cost  (Note 2)................    $395,390,174   $91,058,816   $212,076,981
                                                                           ============   ===========   ============

    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994
------------------------------------------------------------------------------

                                                                             INVESTMENT        U.S. GOVERNMENT          MONEY
                                                                            QUALITY BOND         SECURITIES            MARKET
                                                                                TRUST               TRUST               TRUST
                                                                           ----------------    ----------------    -------------
ASSETS
Investment in securities, at value* (Including a repurchase agreement of $54,632,000 in the U.S. Government Securities Trust)
  (See accompanying schedules)...............................              $109,878,094         $238,602,827        $274,266,422
Cash.........................................................                       195                  365                  --
Receivables:
    Investments sold.........................................                   518,199                   --                  --
    Fund shares sold.........................................                        --                   --           2,334,173
    Interest.................................................                 1,859,807            2,341,570             249,087
Other assets.................................................                     1,745                3,215               3,744
                                                                           ------------         ------------        ------------
        Total assets.........................................               112,258,040          240,947,977         276,853,426
                                                                           ------------         ------------        ------------

LIABILITIES
Payables:
    Investments purchased  (Note 2)..........................                   361,927           51,819,658                  --
    Fund shares repurchased..................................                   448,173              139,387              62,276
    Custodian fee............................................                     4,459                5,639               7,255
    Due to custodian.........................................                        --                   --              56,287
    Other accrued expenses...................................                    20,125               35,570              53,802
Deferred mortgage dollar roll income.........................                        --              134,375                  --
                                                                           ------------         ------------        ------------
        Total liabilities....................................                   834,684           52,134,629             179,620
                                                                           ------------         ------------        ------------
NET ASSETS...................................................              $111,423,356         $188,813,348        $276,673,806
                                                                           ============         ============        ============

Net assets consist of:
    Undistributed net investment income......................              $  7,074,815         $ 11,807,528                  --
    Accumulated net realized losses on investments...........                (5,600,344)          (9,250,923)                 --
    Unrealized depreciation on investments...................                (4,334,270)          (4,268,169)                 --
    Capital shares at par value of $.01  (Note 4)............                   101,235              149,416        $    276,674
    Additional paid-in capital...............................               114,181,920          190,375,496         276,397,132
                                                                           ------------         ------------        ------------
        Net assets...........................................              $111,423,356         $188,813,348        $276,673,806
                                                                           ============         ============        ============
Capital shares outstanding  (Note 4).........................                10,123,550           14,941,588          27,667,381
                                                                           ------------         ------------        ------------
Net asset value, offering price and redemption price per
  share......................................................              $      11.01         $      12.64        $      10.00
                                                                           ============         ============
*Investment in securities, at identified cost  (Note 2)......              $114,212,364         $242,870,996        $274,266,422
                                                                           ============         ============        ============


    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994
-------------------------------------------------------------------------------

                                                                                AGGRESSIVE           MODERATE          CONSERVATIVE
                                                                                  ASSET               ASSET              ASSET
                                                                                ALLOCATION          ALLOCATION          ALLOCATION
                                                                                  TRUST               TRUST              TRUST
                                                                              --------------      --------------      -------------
ASSETS
Investment in securities, at value*  (See accompanying schedules)             $179,080,007        $594,298,336        $212,654,102
Receivable for forward foreign currency contracts to sell  (Notes 2 and 8)         433,925           3,184,345           1,662,268
Forward foreign currency contracts to buy, at value (Cost: $425,561,
  $3,122,963 and $1,630,226 in the Aggressive, Moderate and Conservative
  Asset Allocation Trusts, respectively)  (Notes 2 and 8)....                      432,945           3,177,152           1,658,513
Cash.........................................................                          755               2,194              65,244
Foreign currency (Cost: $849,255, $2,498,200 and $504,809 in the Aggressive,
  Moderate and Conservative Asset Allocation Trusts, respectively)
  (Notes 2 and 8)............................................                      853,716           2,513,521             507,689
Variation margin receivable for open futures contracts.......                       82,875             173,875              30,875
Receivables:
    Investments sold.........................................                      654,727           3,979,574           1,606,940
    Fund shares sold.........................................                    3,745,528              44,810                  19
    Dividends................................................                      283,704             679,236             141,286
    Interest.................................................                      787,712           4,821,934           2,504,853
    Foreign tax withholding reclaim..........................                        5,518              14,421               1,771
Other assets.................................................                        2,861              10,027               3,694
                                                                              ------------        ------------        ------------
        Total assets.........................................                  186,364,273         612,899,425         220,837,254
                                                                              ------------        ------------        ------------

LIABILITIES
Forward foreign currency contracts to sell, at value (Cost: $433,925,
  $3,184,345 and $1,662,268 in the Aggressive, Moderate and Conservative
  Asset Allocation Trusts, respectively)  (Notes 2 and 8)....                      432,945           3,177,152           1,658,513
Payables:
    Forward foreign currency contracts to buy  (Notes 2 and 8)                     425,561           3,122,963           1,630,226
    Investments purchased....................................                      735,725           1,293,225             537,411
    Fund shares repurchased..................................                       42,073             624,371             218,168
    Dividend withholding tax.................................                       12,190              31,497               4,602
    Custodian fee............................................                       18,743              38,760              28,735
    Other accrued expenses...................................                       35,221             120,382              43,859
                                                                              ------------        ------------        ------------
        Total liabilities....................................                    1,702,458           8,408,350           4,121,514
                                                                              ------------        ------------        ------------

NET ASSETS...................................................                 $184,661,815        $604,491,075        $216,715,740
                                                                              ============        ============        ============
Net assets consist of:
    Undistributed net investment income......................                 $  5,235,271        $ 25,570,598        $ 11,588,833
    Accumulated net realized gains (losses) on investments...                    6,287,998           3,285,302          (5,903,757)
    Unrealized appreciation (depreciation) on:
        Investments..........................................                    1,728,255          (3,821,664)         (2,726,272)
        Futures contracts....................................                     (189,235)           (412,895)            (67,265)
        Foreign currency and forward foreign currency contracts                     12,523              75,865              34,817
    Capital shares at par value of $.01  (Note 4)............                      165,257             560,103             209,562
    Additional paid-in capital...............................                  171,421,746         579,233,766         213,579,822
                                                                              ------------        ------------        ------------
        Net assets...........................................                 $184,661,815        $604,491,075        $216,715,740
                                                                              ============        ============        ============
Capital shares outstanding  (Note 4).........................                   16,525,699          56,010,309          20,956,187
                                                                              ------------        ------------        ------------
Net asset value, offering price and redemption price per share                $      11.17        $      10.79        $      10.34
                                                                              ============        ============        ============
*Investment in securities, at identified cost  (Note 2)......                 $177,351,752        $598,120,000        $215,380,374
                                                                              ============        ============        ============

    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1994
-----------------------------------------------------------------------------

                                                                      GLOBAL       PASADENA                           VALUE
                                                                      EQUITY        GROWTH           EQUITY          EQUITY
                                                                       TRUST         TRUST            TRUST            TRUST
                                                                    -----------   -----------      -----------     ------------
Investment Income:
    Interest (Net of $1,036 withholding tax in the Equity Trust)    $ 1,061,754   $   561,248      $ 2,235,348     $ 1,605,525
    Dividends (Net of $668,768, $5,132 and $15,475 withholding tax in the Global Equity, Pasadena Growth and Equity Trusts,
      respectively)............................................       7,239,709     1,528,178        5,728,675       1,509,383
                                                                    -----------   -----------      -----------     -----------
        Total income...........................................       8,301,463     2,089,426        7,964,023       3,114,908
                                                                    -----------   -----------      -----------     -----------
Expenses:
    Investment adviser fees  (Note 6)..........................       4,916,694     1,255,314        3,483,279       1,274,807
    Custodian fees.............................................         801,863        67,724          251,780          63,880
    Registration and filing fees...............................          83,884        20,023           73,812          26,890
    Audit and legal fees.......................................          51,790        12,125           43,889          15,677
    Amortization of deferred organization expenses  (Note 2) ..              --         2,000               --           2,000
    Miscellaneous..............................................          14,871         4,216           15,379           4,022
    Trustees fees and expenses  (Note 7).......................          19,448         4,502           16,001           5,770
                                                                    -----------   -----------      -----------     -----------
       Expenses before waiver or reimbursement by
         subadviser  (Note 6)..................................       5,888,550     1,365,904        3,884,140       1,393,046
       Reimbursement of expenses by subadviser.................              --       110,590               --              --
                                                                    -----------   -----------      -----------     -----------
        Total expenses.........................................       5,888,550     1,255,314        3,884,140       1,393,046
                                                                    -----------   -----------      -----------     -----------
        Net investment income..................................       2,412,913       834,112        4,079,883       1,721,862
                                                                    -----------   -----------      -----------     -----------

Realized and unrealized loss on investments and foreign currency:
    Net realized gain (loss) on:
      Investment transactions..................................      27,723,033    (6,205,010)      (5,142,011)      2,091,517
      Foreign currency and forward foreign currency contracts .      (3,297,130)           --           12,970
    Change in unrealized appreciation (depreciation) on:
      Investments..............................................     (30,879,531)     (746,806)      (2,473,332)     (5,044,529)
      Translation of foreign currency and
        forward foreign currency contracts.....................          29,893            --              462              --
                                                                    -----------   -----------      -----------     -----------
    Net loss on investments and foreign currency...............      (6,423,735)   (6,951,816)      (7,601,911)     (2,953,012)
                                                                    -----------   -----------      -----------     -----------
        Net decrease in net assets resulting
          from operations......................................     $(4,010,822)  $(6,117,704)     $(3,522,028)    $(1,231,150)
                                                                    ===========   ===========      ===========     ===========


    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1994
-----------------------------------------------------------------------------

                                                                                 GROWTH AND             STRATEGIC           GLOBAL
                                                                                  INCOME                 BOND             GOVERNMENT
                                                                                   TRUST                 TRUST            BOND TRUST
                                                                              ----------------      --------------        ----------
Investment Income:
    Interest (Net of $303,084 and $317,798 withholding tax in the Strategic
      Bond and Global Government Bond Trusts, respectively) ...........       $ 1,088,807           $ 6,344,700        $ 15,388,139
    Dividends (Net of $105,015 withholding tax in the Growth and
      Income Trust)....................................................        10,392,508                30,000                  --
                                                                              -----------           -----------        ------------
        Total income...................................................        11,481,315             6,374,700          15,388,139
                                                                              -----------           -----------        ------------
Expenses:
    Investment adviser fees  (Note 5)..................................         2,670,229               588,051           1,742,811
    Custodian fees.....................................................           126,516                78,066             295,044
    Registration and filing fees.......................................            57,346                10,780              28,094
    Audit and legal fees...............................................            33,821                 7,097              19,137
    Amortization of deferred organization expenses  (Note 2) ..........            14,804                 3,000                  --
    Miscellaneous......................................................            12,164                 2,054               7,217
    Trustees fees and expenses  (Note 7)...............................            12,301                 2,672               7,395
                                                                              -----------           -----------        ------------
        Total expenses.................................................         2,927,181               691,720           2,099,698
                                                                              -----------           -----------        ------------
        Net investment income..........................................         8,554,134             5,682,980          13,288,441
                                                                              -----------           -----------        ------------
Realized and unrealized gain (loss) on investments and foreign currency:
    Net realized gain (loss) on:
      Investment transactions..........................................         4,449,869            (2,356,585)        (15,161,567)
         Foreign currency and forward foreign currency contracts ......            (4,973)           (2,128,445)          2,805,755
    Change in unrealized depreciation on:
      Investments......................................................        (4,089,736)           (5,649,435)        (14,313,961)
      Translation of foreign currency and
        forward foreign currency contracts.............................            (1,002)             (138,382)           (252,058)
                                                                              -----------           -----------        ------------
    Net gain (loss) on investments and foreign currency ...............           354,158           (10,272,847)        (26,921,831)
                                                                              -----------           -----------        ------------
        Net increase (decrease) in net assets resulting
          from operations..............................................       $ 8,908,292           $(4,589,867)       $(13,633,390)
                                                                              ===========           ===========        ============

    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1994
----------------------------------------------------------------------------

                                                              INVESTMENT         U.S. GOVERNMENT          MONEY
                                                             QUALITY BOND           SECURITIES            MARKET
                                                                TRUST                 TRUST               TRUST
                                                           -----------------     -----------------     -----------
Investment Income:
    Interest..........................................      $ 7,899,490          $13,316,460           $10,432,881
                                                            -----------          -----------           -----------
Expenses:
    Investment adviser fees  (Note 6).................          709,069            1,350,850             1,158,400
    Custodian fees....................................           78,085               94,327                81,829
    Registration and filing fees......................           16,421               29,240                41,761
    Audit and legal fees..............................            9,780               18,545                22,978
    Miscellaneous.....................................            7,712                9,080                 7,265
    Trustees fees and expenses  (Note 7)..............            3,608                6,890                 7,800
                                                            -----------          -----------           -----------
      Total expenses..................................          824,675            1,508,932             1,320,033
                                                            -----------          -----------           -----------
      Net investment income...........................        7,074,815           11,807,528             9,112,848
                                                            -----------          -----------           -----------
Realized and unrealized loss on investments:
    Net realized loss on investment transactions......       (4,776,012)          (9,158,110)                   --
    Change in unrealized depreciation on investments..       (7,428,247)          (5,645,645)                   --
                                                            -----------          -----------           -----------
    Net loss on investments...........................      (12,204,259)         (14,803,755)                   --
                                                            -----------          -----------           -----------
      Net increase (decrease) in net assets resulting
        from operations...............................      $(5,129,444)         $(2,996,227)          $ 9,112,848
                                                            ===========          ===========           ===========

    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1994
------------------------------------------------------------------------------

                                                                       AGGRESSIVE ASSET     MODERATE ASSET        CONSERVATIVE
                                                                       ALLOCATION TRUST    ALLOCATION TRUST     ASSET ALLOCATION
                                                                                                                      TRUST
                                                                      ------------------  -----------------    -----------------
Investment Income:
    Interest.....................................................     $ 3,770,406         $ 23,545,017         $12,140,307
    Dividends (Net of $47,370, $119,804 and $19,193 withholding tax in the Aggressive, Moderate and Conservative Asset
      Allocation Trusts, respectively)...........................       3,069,417            7,416,498           1,530,716
                                                                      -----------         ------------         -----------
         Total income............................................       6,839,823           30,961,515          13,671,023
                                                                      -----------         ------------         -----------
Expenses:
    Investment adviser fees  (Note 6)............................       1,354,682            4,783,431           1,788,821
    Custodian fees...............................................         180,902              384,582             208,056
    Registration and filing fees.................................          33,499              111,096              41,395
    Audit and legal fees.........................................          18,012               61,424              22,976
    Miscellaneous................................................          11,426               29,273              13,105
    Trustees fees and expenses  (Note 7).........................           6,031               21,111               7,837
                                                                      -----------         ------------         -----------
         Total expenses..........................................       1,604,552            5,390,917           2,082,190
                                                                      -----------         ------------         -----------
         Net investment income...................................       5,235,271           25,570,598          11,588,833
                                                                      -----------         ------------         -----------
Realized and unrealized loss on investments, futures and foreign currency:
    Net realized gain (loss) on:
      Investment transactions....................................       6,569,414            5,151,440          (5,512,747)
      Futures contracts..........................................        (180,011)            (921,011)             49,768
      Foreign curency and forward foreign currency contracts ....          17,865             (657,486)           (352,436)
    Change in unrealized appreciation (depreciation) on:
      Investments................................................     (12,785,972)         (39,233,463)        (10,429,286)
      Futures contracts..........................................        (185,853)            (404,043)            (54,855)
      Translation of foreign currency and
        forward foreign currency contracts.......................          12,523               75,865              34,817
                                                                      -----------         ------------         -----------
    Net loss on investments, futures and foreign currency .......      (6,552,034)         (35,988,698)        (16,264,739)
                                                                      -----------         ------------         -----------
         Net decrease in net assets resulting from operations ...     $(1,316,763)        $(10,418,100)        $(4,675,906)
                                                                      ============        ============         ===========


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                                GLOBAL                       PASADENA
                                             EQUITY TRUST                  GROWTH TRUST                     EQUITY TRUST
                                       ------------------------      ------------------------       --------------------------
                                                             YEARS ENDED DECEMBER 31,
                                       ---------------------------------------------------------------------------------------
                                          1994           1993           1994           1993            1994           1993
                                       ----------     ---------      ----------     ---------       ---------     ------------
Increase in net assets:
Operations:
  Net investment income............    $  2,412,913   $  1,545,243   $    834,112   $    520,348   $  4,079,883   $  1,293,216
  Net realized gain (loss) on:
       Investment transactions ....      27,723,033     10,684,831     (6,205,010)    (1,981,026)    (5,142,011)    28,780,640
       Foreign currency and forward
         foreign currency contracts      (3,297,130)      (600,623)            --             --         12,970             --
  Change in unrealized appreciation
   (depreciation) on:
       Investments.................     (30,879,531)    39,031,718       (746,806)     2,065,358     (2,473,332)     7,757,515
       Foreign currency and forward
         foreign currency contracts          29,893       (221,715)            --             --            462             --
                                       ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
   assets resulting from
     operations....................      (4,010,822)    50,439,454     (6,117,704)       604,680     (3,522,028)    37,831,371

Distributions to shareholders from:
  Net investment income............        (677,274)    (1,774,209)      (520,348)       (14,449)    (1,293,216)    (9,053,893)
  Net realized gains on investments
    and foreign currency transactions    (7,076,483)            --             --             --    (21,652,190)            --

Increase in net assets from capital
  share transactions  (Note 4) ....     250,031,306    212,475,188     53,398,858     73,257,776    173,187,168    166,438,364
                                       ------------   ------------   ------------   ------------    -----------   ------------
Total increase in net assets.......     238,266,727    261,140,433     46,760,806     73,848,007    146,719,734    195,215,842
Net assets at beginning of period .     377,871,153    116,730,720    104,965,896     31,117,889    387,842,217    192,626,375
                                       ------------   ------------   ------------   ------------    -----------   ------------
Net assets at end of period........    $616,137,880   $377,871,153   $151,726,702   $104,965,896   $534,561,951   $387,842,217
                                       ============   ============   ============   ============   ============   ============
Undistributed net investment income    $  2,412,913   $  1,545,243   $    834,112   $    520,348   $  4,079,883   $  1,293,216
                                       ============   ============   ============   ============   ============   ============

                                                         VALUE
                                                     EQUITY TRUST
                                              --------------------------
                                                 YEAR          2/19/93*
                                                 ENDED            TO
                                               12/31/94        12/31/93
                                              ---------       ----------
Increase in net assets:
Operations:
  Net investment income............           $  1,721,862    $   499,620
  Net realized gain (loss) on:
       Investment transactions ....              2,091,517        262,345
       Foreign currency and forward
         foreign currency contracts                     --             --
  Change in unrealized appreciation
   (depreciation) on:
       Investments.................             (5,044,529)     4,991,082
       Foreign currency and forward
         foreign currency contracts                     --             --
                                              ------------    -----------
Net increase (decrease) in net
   assets resulting from
     operations....................             (1,231,150)     5,753,047

Distributions to shareholders from:
  Net investment income............               (499,620)            --
  Net realized gains on investments
    and foreign currency transactions             (262,345)            --

Increase in net assets from capital
  share transactions  (Note 4) ....            137,356,061     80,719,341
                                              ------------     ----------
Total increase in net assets.......            135,362,946     86,472,388
Net assets at beginning of period .             86,472,388             --
                                              ------------    -----------
Net assets at end of period........           $221,835,334    $86,472,388
                                              ============    ===========
Undistributed net investment income           $  1,721,862    $   499,620
                                              ============    ===========

------------------------------
*   Commencement of operations


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                        GROWTH AND                    STRATEGIC            GLOBAL GOVERNMENT
                                                       INCOME TRUST                  BOND TRUST               BOND TRUST
                                                 ------------------------      -----------------------       ------------
                                                        YEARS ENDED                                          YEARS ENDED
                                                        DECEMBER 31,            YEAR        2/19/93*         DECEMBER 31,
                                                 ------------------------       ENDED           TO           ------------
                                                    1994           1993         12/31/94     12/31/93            1994
                                                 ---------      ---------      ----------    ---------       ------------
Increase in net assets:
Operations:
  Net investment income....................      $  8,554,134   $  4,722,494   $ 5,682,980   $ 1,604,820   $ 13,288,441
  Net realized gain (loss) on:
    Investment transactions................         4,449,869      4,293,740    (2,356,585)      207,315    (15,161,567)
    Foreign currency and forward foreign
      currency contracts...................            (4,973)            --    (2,128,445)      326,912      2,805,755
  Change in unrealized appreciation
    (depreciation) on:
    Investments............................        (4,089,736)     9,093,480    (5,649,435)      218,984    (14,313,961)
    Foreign currency and forward foreign
      currency contracts...................            (1,002)            --      (138,382)       95,569       (252,058)
                                                 ------------   ------------   -----------   -----------   ------------
    Net increase (decrease) in net assets
      resulting from operations............         8,908,292     18,109,714    (4,589,867)    2,453,600    (13,633,390)

Distributions to shareholders from:
  Net investment income....................        (4,722,494)    (2,463,582)   (1,838,642)           --     (4,984,315)
  Net realized gains on investments and foreign
    currency transactions..................        (4,429,956)      (234,137)     (291,974)           --     (6,059,984)

    Increase in net assets from
      capital share transactions  (Note 4)        121,013,774    142,368,361    37,513,081    51,186,768     36,373,364
                                                 ------------   ------------   -----------   -----------   ------------
Total increase in net assets...............       120,769,616    157,780,356    30,792,598    53,640,368     11,695,675
Net assets at beginning of period..........       288,764,729    130,984,373    53,640,368            --    196,816,995
                                                 ------------   ------------   -----------   -----------   ------------
Net assets at end of period................      $409,534,345   $288,764,729   $84,432,966   $53,640,368   $208,512,670
                                                 ============   ============   ===========   ===========   ============
Undistributed net investment income........      $  8,554,134   $  4,722,494   $ 5,682,980   $ 1,604,820   $ 13,288,441
                                                 ============   ============   ===========   ===========   ============
                                                     GLOBAL GOVERNMENT
                                                         BOND TRUST
                                                        ------------
                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                        ----------
                                                           1993
                                                        ----------
Increase in net assets:
Operations:
  Net investment income....................          $  6,644,367
  Net realized gain (loss) on:
    Investment transactions................             4,858,950
    Foreign currency and forward foreign
      currency contracts...................              (219,156)
  Change in unrealized appreciation
    (depreciation) on:
    Investments............................             6,914,509
    Foreign currency and forward foreign
      currency contracts...................                76,870
                                                     ------------
    Net increase (decrease) in net assets
      resulting from operations............            18,275,540

Distributions to shareholders from:
  Net investment income....................            (4,581,966)
  Net realized gains on investments and foreign
    currency transactions..................              (679,976)

    Increase in net assets from
      capital share transactions  (Note 4)            115,944,014
                                                     ------------
Total increase in net assets...............           128,957,612
Net assets at beginning of period..........            67,859,383
                                                     ------------
Net assets at end of period................          $196,816,995
                                                     ============
Undistributed net investment income........          $  6,644,367
                                                     ============

------------------------------
*   Commencement of operations


    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                              INVESTMENT QUALITY             U.S. GOVERNMENT                 MONEY MARKET
                                                  BOND TRUST                SECURITIES TRUST                    TRUST
                                            ------------------------     ------------------------      ------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                              1994           1993           1994           1993           1994           1993
                                            ---------      ---------     ----------     ---------      ---------      ---------
Increase (decrease) in net assets:
Operations:
  Net investment income..............       $  7,074,815   $ 4,915,071   $ 11,807,528   $  8,963,617   $  9,112,848   $  3,223,695
  Net realized gain (loss) on
      investment transactions........         (4,776,012)      833,106     (9,158,110)     2,316,765             --             --
  Change in unrealized appreciation
      (depreciation) on investments..         (7,428,247)    1,191,580     (5,645,645)       396,371             --             --
                                            ------------   -----------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations......         (5,129,444)    6,939,757     (2,996,227)    11,676,753      9,112,848      3,223,695

Distributions to shareholders from:
  Net investment income..............         (4,745,354)   (3,398,212)    (8,773,625)    (5,131,369)    (9,112,848)    (3,223,695)
  Net realized gains on investments..                 --            --     (2,599,570)      (913,582)            --             --

    Increase (decrease) in net assets from
      capital share transactions
      (Note 4).......................         21,823,760    35,747,452    (18,888,972)    90,494,737    144,399,345     42,739,047
                                            ------------   -----------   ------------   ------------   ------------   ------------
Total increase (decrease) in net
  assets.............................         11,948,962    39,288,997    (33,258,394)    96,126,539    144,399,345     42,739,047
Net assets at beginning of period....         99,474,394    60,185,397    222,071,742    125,945,203    132,274,461     89,535,414
                                            ------------   -----------   ------------   ------------   ------------   ------------
Net assets at end of period..........       $111,423,356   $99,474,394   $188,813,348   $222,071,742   $276,673,806   $132,274,461
                                            ============   ===========   ============   ============   ============   ============
Undistributed net investment income..       $  7,074,815   $ 4,915,071   $ 11,807,528   $  8,963,617   $         --   $         --
                                            ============   ===========   ============   ============   ============   ============


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------

                                                    AGGRESSIVE ASSET                MODERATE ASSET           CONSERVATIVE ASSET
                                                    ALLOCATION TRUST               ALLOCATION TRUST          ALLOCATION TRUST
                                                 ------------------------      ------------------------      ------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                   1994           1993            1994           1993           1994
                                                 ---------      ---------      ----------     ---------      ---------
Increase (decrease) in net assets:
Operations:
  Net investment income..............            $  5,235,271   $  4,843,656   $ 25,570,598   $ 23,246,386   $ 11,588,833
  Net realized gain (loss) on:
    Investment transactions..........               6,569,414      6,469,903      5,151,440     19,149,362     (5,512,747)
    Futures contracts................                (180,011)        66,498       (921,011)     1,146,881         49,768
    Foreign currency and forward foreign
      currency contracts.............                  17,865             --       (657,486)            --       (352,436)
  Change in unrealized appreciation
    (depreciation) on:
    Investments......................             (12,785,972)     4,762,273    (39,233,463)    11,442,765    (10,429,286)
    Futures contracts................                (185,853)       (36,667)      (404,043)      (130,824)       (54,855)
    Foreign currency and forward foreign
      currency contracts.............                  12,523             --         75,865             --         34,817
                                                 ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations......              (1,316,763)    16,105,663    (10,418,100)    54,854,570     (4,675,906)

Distributions to shareholders from:
  Net investment income..............              (4,671,543)    (4,187,318)   (22,106,187)   (18,818,974)   (10,206,968)
  Net realized gains on investments and foreign
    currency transactions............              (6,656,551)      (641,974)   (20,585,004)    (3,428,142)    (5,487,838)

    Increase (decrease) in net assets from
      capital share transactions  (Note 4)         22,858,831     11,544,327     13,343,677    105,682,374    (13,031,012)
                                                 ------------   ------------   ------------   ------------   ------------

Total increase (decrease) in net assets           (10,213,974)    22,820,698    (39,765,614)   138,289,828    (33,401,724)
Net assets at beginning of period....             174,447,841    151,627,143    644,256,689    505,966,861    250,117,464
                                                 ------------   ------------   ------------   ------------   ------------
Net assets at end of period..........            $184,661,815   $174,447,841   $604,491,075   $644,256,689   $216,715,740
                                                 ============   ============   ============   ============   ============
Undistributed net investment income..            $  5,235,271   $  4,843,656   $ 25,570,598   $ 23,246,386   $ 11,588,833
                                                 ============   ============   ============   ============   ============
                                                       CONSERVATIVE ASSET
                                                        ALLOCATION TRUST
                                                       ------------------
                                                    YEARS ENDED DECEMBER 31,
                                                             1993
                                                         -----------
Increase (decrease) in net assets:
Operations:
  Net investment income..............                   $ 10,822,715
  Net realized gain (loss) on:
    Investment transactions..........                      6,087,687
    Futures contracts................                        (98,567)
    Foreign currency and forward foreign
      currency contracts.............                             --
  Change in unrealized appreciation
    (depreciation) on:
    Investments......................                      2,241,261
    Futures contracts................                        (15,016)
    Foreign currency and forward foreign
      currency contracts.............                             --
                                                        ------------
    Net increase (decrease) in net assets
      resulting from operations......                     19,038,080

Distributions to shareholders from:
  Net investment income..............                     (8,900,240)
  Net realized gains on investments and foreign
    currency transactions............                             --

    Increase (decrease) in net assets from
      capital share transactions  (Note 4)                38,193,119
                                                        ------------

Total increase (decrease) in net assets                   48,330,959
Net assets at beginning of period....                    201,786,505
                                                        ------------
Net assets at end of period..........                   $250,117,464
                                                        ============
Undistributed net investment income..                   $ 10,822,715
                                                        ============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                                                    GLOBAL EQUITY TRUST
                                               ------------------------------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------
                                                                                                                           3/18/88*
                                                                                                                              TO
                                                    1994        1993        1992        1991        1990        1989       12/31/88
                                                  -------      ------      -------     -------    --------    -------      --------
Net asset value, beginning
  of period................................      $15.73       $12.00      $12.24      $11.00      $12.57      $10.15      $10.03

Income from investment operations:
  Net investment income (loss)  (B)........        0.05         0.12        0.10        0.16        0.12        0.10       (0.05)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
     transactions..........................        0.22         3.79       (0.19)       1.23       (1.41)       2.32        0.17
                                               --------     --------    --------     -------     -------      ------      ------

       Total from investment operations....        0.27         3.91       (0.09)       1.39       (1.29)       2.42        0.12


Less distributions:

  Dividends from net investment
    income ................................       (0.02)      (0.18)      (0.15)      (0.15)       (0.04)      ----        ----
  Distributions from capital gains.........       (0.24)        ----       ----        ----        (0.24)      ----        ----
                                               --------     --------    -------      -------     --------     -------     -------

       Total distributions.................       (0.26)       (0.18)      (0.15)      (0.15)      (0.28)      ----        ----
                                               --------     --------    --------     -------     -------      -------     -------

Net asset value, end of period.............      $15.74       $15.73      $12.00      $12.24      $11.00       $12.57      $10.15
                                               ========     ========    ========     =======     =======      =======     =======

       Total  return.......................        1.74%       32.89%      (0.72%)     12.80%     (10.43%)      23.84%      1.20%

Net assets, end of period  (000's).........    $616,138     $377,871    $116,731     $89,003     $63,028      $26,223     $2,143
Ratio of operating expenses to
  average net assets  (C)..................        1.08%        1.16%       1.16%       1.23%       1.28%       1.62%      3.98% (A)
Ratio of net investment income (loss) to
  average net assets.......................        0.44%        0.77%       1.12%       1.47%       1.97%       1.82%     (1.71%)(A)
Portfolio turnover rate....................          52%          52%         69%         74%         67%        109%        81% (A)


---------------------------------
*    Commencement of operations.
(A)  Annualized
(B)  After expense reimbursement per share of $0.02 in 1988.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 4.53% in 1988.


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                         Pasadena Growth Trust
                                                     -------------------------------------------------------------
                                                                                                         12/11/92*
                                                        Year Ended              Year Ended                  to
                                                     December 31, 1994       December 31, 1993           12/31/92
                                                     -----------------       -----------------           --------
Net asset value, beginning
  of period..................................            $   9.55                $   9.93                $ 10.00

Income from investment operations:
  Net investment income  (B).................                0.04                    0.05                   0.00
  Net realized and unrealized
    loss on investments......................               (0.50)                  (0.42)                 (0.07)
                                                         --------                --------                -------
       Total from investment operations .....               (0.46)                  (0.37)                 (0.07)

Less distributions:
  Dividends from net investment income ......               (0.04)                  (0.01)                   --
                                                         --------                --------                -------
       Total distributions...................               (0.04)                  (0.01)                   --
                                                         --------                --------                -------
Net asset value, end of period...............            $   9.05                $   9.55                $  9.93
                                                         --------                --------                -------
       Total return..........................               (4.80%)                 (3.80%)                (0.70%)

Net assets, end of period  (000's)...........            $151,727                $104,966                $31,118
Ratio of  operating expenses to
  average net assets  (C)....................               0.975%                  0.975%                  1.06%(A)
Ratio of net investment income to
  average net assets.........................                0.65%                   0.75%                  1.04%(A)
Portfolio turnover rate......................                 33%                     12%                     0%(A)

------------------------

*    Commencement of operations.

(A)  Annualized

(B) After expense reimbursement per share of less than $0.01 for the year ended December 31, 1994 and $0.01 in 1993.

(C) The ratio of operating expenses, before reimbursement from the subadviser, was 1.06% for the year ended December 31, 1994 and 1.09% in 1993.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                          EQUITY TRUST
                                        ---------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                        ---------------------------------------------------------------------------


                                           1994       1993**      1992       1991       1990       1989       1988
                                          ------      ------     ------     ------     ------     ------     ------
Net asset value, beginning
  of period..........................     $15.57      $13.97     $13.12     $11.33     $19.14     $15.17     $12.57

Income from investment operations:
  Net investment income  (B).........       0.11        0.07       0.64       0.14       0.24       0.29       0.15
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions        (0.18)       2.11       0.38       1.88      (1.95)      3.87       2.45
                                          ------      ------     ------     ------     ------     ------     ------
       Total from investment
         operations..................      (0.07)       2.18       1.02       2.02      (1.71)      4.16       2.60

  Less distributions:
  Dividends from net
    investment income................      (0.05)      (0.58)     (0.17)     (0.23)     (0.29)     (0.12)      ----
  Distributions from capital gains         (0.79)       ----       ----       ----      (5.81)     (0.07)      ----
                                          ------      ------     ------     ------     ------     ------     ------

       Total distributions...........      (0.84)      (0.58)     (0.17)     (0.23)     (6.10)     (0.19)      ----
                                          ------      ------     ------     ------     ------     ------     ------

Net asset value, end of period.           $14.66      $15.57     $13.97     $13.12     $11.33     $19.14     $15.17
                                          ======      ======     ======     ======     ======     ======     ======

       Total  return.................      (0.53%)     16.31%      7.93%     17.94%    (11.79%)    27.70%     20.71%

Net assets, end of period  (000's)      $534,562    $387,842   $192,626    $88,235    $36,564    $32,108   $133,852
Ratio of operating expenses to
  average net assets  (C)............       0.84%       0.88%      0.95%      0.89%      0.97%      1.02%      1.08%
Ratio of net investment income to
  average net assets.................       0.88%       0.50%      7.31%      2.23%      2.74%      1.90%      1.80%
Portfolio turnover rate..............        132%        173%       782%       172%        95%       111%        49%

                                                  EQUITY TRUST
                                          ------------------------------
                                              YEARS ENDED
                                              DECEMBER 31,
                                            ---------------
                                                               6/18/85*
                                                                  TO
                                             1987      1986    12/31/85
                                            ------    ------   --------
Net asset value, beginning
  of period..........................       $13.01    $11.39    $10.72

Income from investment operations:
  Net investment income  (B).........         0.19      0.27      0.12
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions           0.97      1.80      0.55
                                              ----    ------    ------

       Total from investment
         operations..................         1.16      2.07      0.67


  Less distributions:
  Dividends from net
    investment income................        (0.14)    (0.24)     ----
  Distributions from capital gains           (1.46)    (0.21)     ----
                                            ------

       Total distributions...........       (1.60)    (0.45)      ----
                                           ------    ------     ------

Net asset value, end of period.            $12.57    $13.01     $11.39
                                           ======    ======     ======

       Total  return.................        6.87%    18.50%      6.20%

Net assets, end of period  (000's)        $37,001    $1,408     $1,143
Ratio of operating expenses to
  average net assets  (C)............        1.15%     1.41%      1.57%(A)
Ratio of net investment income to
  average net assets.................        1.33%     1.19%      2.05%(A)
Portfolio turnover rate..............          64%      209%       214%(A)

------------------------

*    Commencement of operations.
** Net investment income per share has been calculated using the average shares method for fiscal year 1993.
(A)  Annualized
(B) After expense reimbursement per share of $0.02, $0.53 and $0.14 in 1987, 1986, and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.30%, 3.71% and 4.69% in 1987, 1986 and 1985, respectively.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

                                                     VALUE EQUITY TRUST
                                              ------------------------------
                                                YEAR                2/19/93*
                                                ENDED                  TO
                                              12/31/94**            12/31/93
                                              ----------            --------
Net asset value, beginning
  of period..............................      $11.31                $10.00

Income from investment operations:
  Net investment income..................        0.12                  0.07
  Net realized and unrealized gain
    (loss) on investments................       (0.03)                 1.24
                                               ------                ------

       Total from investment
         operations......................        0.09                  1.31

Less Distributions
  Dividends from net investment income          (0.05)                 ----
  Distributions from capital gains.......       (0.02)                 ----
                                               ------                ------

       Total  distributions..............       (0.07)                 ----
                                               ------                ------

Net asset value, end of period...........      $11.33                $11.31
                                               ======                ======

       Total return......................        0.79%                13.10%


Net assets, end of period  (000's).......    $221,835               $86,472
Ratio of  operating expenses to
  average net assets.....................        0.87%                 0.94%(A)
Ratio of net investment income to
  average net assets.....................        1.08%                 1.30%(A)

Portfolio turnover rate..................          26%                   33%(A)

------------------------

*    Commencement of operations.
** Net investment income per share has been calculated using the average shares method for fiscal year 1994.
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                           GROWTH AND INCOME TRUST
                                               -----------------------------------------------
                                                   YEARS ENDED DECEMBER 31,           4/23/91*
                                               ----------------------------------        TO
                                                 1994         1993         1992       12/31/91
                                               --------     --------     --------     --------
Net asset value, beginning
  of period ................................   $  13.05     $  12.10     $  11.08     $  10.00

Income from investment operations:

  Net investment income ....................       0.25         0.17         0.20         0.13
  Net realized and unrealized gain
    on investments and foreign currency
     transactions ..........................       0.11         0.98         0.92         0.95
                                               --------     --------     --------     --------

       Total from investment operations ....       0.36         1.15         1.12         1.08

Less distributions:
  Dividends from net investment income .....      (0.19)       (0.18)       (0.10)        --
  Distributions from capital gains .........      (0.18)       (0.02)        --           --
                                               --------     --------     --------     --------

       Total distributions .................      (0.37)       (0.20)       (0.10)        --
                                               --------     --------     --------     --------

Net asset value, end of period .............   $  13.04     $  13.05     $  12.10     $  11.08
                                               ========     ========     ========     ========

       Total  return .......................       2.85%        9.62%       10.23%       10.80%

Net assets, end of period  (000's) .........   $409,534     $288,765     $130,984     $ 57,404
Ratio of operating expenses to
  average net assets .......................       0.82%        0.85%        0.85%        0.98%(A)
Ratio of net investment income to
  average net assets .......................       2.40%        2.29%        2.78%        2.92%(A)
Portfolio turnover rate ....................         42%          39%          44%          62%(A)

------------------

*   Commencement of operations.
(A) Annualized



    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

                                                  STRATEGIC BOND TRUST
                                                --------------------------
                                                   YEAR           2/19/93*
                                                  ENDED              TO
                                                12/31/94          12/31/93
                                                --------          --------
Net asset value, beginning
  of period ..............................      $ 10.88           $ 10.00

Income from investment operations:
  Net investment income ..................         0.57              0.33
  Net realized and unrealized gain (loss)
    on investments and foreign currency
     transactions ........................        (1.22)             0.55
                                                -------           -------
       Total from investment
         operations ......................        (0.65)             0.88

Less distributions:
  Dividends from net investment income ...        (0.28)             --
  Distributions from capital gains .......        (0.04)             --
                                                -------           -------

       Total distributions ...............        (0.32)             --
                                                -------           -------

Net asset value, end of period ...........      $  9.91           $ 10.88
                                                =======           =======

       Total return ......................        (5.99%)            8.80%

Net assets, end of period  (000's) .......      $84,433           $53,640
Ratio of  operating expenses to
  average net assets .....................         0.91%             1.00%(A)
Ratio of net investment income to
  average net assets .....................         7.49%             6.56%(A)

Portfolio turnover rate ..................          197%              356%(A)

-----------------------------

*    Commencement of operations.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                GLOBAL GOVERNMENT BOND TRUST
                                          -----------------------------------------------------------------------
                                                            YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------
                                                                                                         3/18/88*
                                                                                                            TO
                                            1994        1993       1992      1991      1990      1989    12/31/88
                                          --------    --------    -------   -------   -------   ------   --------
Net asset value, beginning
  of period.............................  $  13.93    $  12.47    $ 12.88   $ 11.59   $ 10.50   $10.21    $10.03

Income from investment operations:
  Net investment income ................      0.74        0.59       0.42      0.55      0.25     0.45      0.14
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions.....     (1.54)       1.67      (0.16)     1.21      1.13      --       0.04
                                          --------    --------    -------   -------   -------   ------    ------

       Total from investment operations.     (0.80)       2.26       0.26      1.76      1.38     0.45      0.18


Less distributions:
  Dividends from net investment income..     (0.30)      (0.70)     (0.43)    (0.46)    (0.24)   (0.09)      --
  Distributions from capital gains......     (0.36)      (0.10)     (0.24)    (0.01)    (0.05)   (0.07)      --
                                          --------    --------    -------   -------   -------   ------    ------

       Total distributions..............     (0.66)      (0.80)     (0.67)    (0.47)    (0.29)   (0.16)      --
                                          --------    --------    -------   -------   -------   ------    ------

Net asset value, end of period..........  $  12.47    $  13.93    $ 12.47   $ 12.88   $ 11.59   $10.50    $10.21
                                          ========    ========    =======   =======   =======   ======    ======

       Total  return....................     (5.75%)     18.99%      2.27%    15.86%    13.49%    4.49%     1.79%

Net assets, end of period  (000's)......  $208,513    $196,817    $67,859   $28,251   $11,582   $4,065    $1,355
Ratio of operating expenses to
  average net assets....................      0.96%       1.06%      1.05%     1.14%     1.21%    1.50%     3.39%(A)
Ratio of net investment income to
  average net assets....................      6.10%       5.61%      6.71%    17.28%     6.62%    7.15%     3.74%(A)
Portfolio turnover rate.................       157%        154%       132%      164%      142%      50%      234%(A)

--------------------------

*    Commencement of operations.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      INVESTMENT QUALITY BOND TRUST
                                        --------------------------------------------------------------------------------------
                                                                         YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
                                          1994         1993         1992        1991**        1990         1989         1988
                                        --------     --------     --------     --------     --------     --------     --------
Net asset value, beginning
  of period .........................   $  12.12     $  11.58     $  11.33     $  10.74     $  12.37     $  11.55     $  10.79

Income from investment operations:
  Net investment income  (B) ........       0.66         0.60         0.63         0.76         1.12         0.75         0.57
  Net realized and unrealized gain
    (loss) on investments ...........      (1.23)        0.53         0.15         0.85        (1.50)        0.51         0.19
                                        --------     --------     --------     --------     --------     --------     --------
       Total from investment
         operations .................      (0.57)        1.13         0.78         1.61        (0.38)        1.26         0.76

Less distributions:
  Dividends from net
    investment income ...............      (0.54)       (0.59)       (0.53)       (1.02)       (1.25)       (0.44)        --
  Distributions from capital gains ..        --           --           --           --           --           --          --
                                        --------     --------     --------     --------     --------     --------     --------

       Total distributions ..........      (0.54)       (0.59)       (0.53)       (1.02)       (1.25)       (0.44)        --
                                        --------     --------     --------     --------     --------     --------     --------

Net asset value, end of period ......   $  11.01     $  12.12     $  11.58     $  11.33     $  10.74     $  12.37     $  11.55
                                        ========     ========     ========     ========     ========     ========     ========

       Total  return ................      (4.64%)      10.01%        7.21%       16.07        (2.73%)      11.34%        7.09%

Net assets, end of period  (000's) ..   $111,423     $ 99,474     $ 60,185     $ 38,896     $ 20,472     $ 26,965     $114,221
Ratio of operating expenses to
  average net assets  (C) ...........       0.76%        0.77%        0.80%        0.85%        0.70%        0.83%        0.89%
Ratio of net investment income to
  average net assets ................       6.49%        6.03%        6.96%        7.47%        8.41%        8.77%        7.97%
Portfolio turnover rate .............        140%          33%          59%         115%         120%         351%          94%

                                                INVESTMENT QUALITY BOND TRUST
                                        --------------------------------------------
                                         YEARS ENDED DECEMBER 31,
                                        -------------------------
                                                                            6/18/85*
                                                                               TO
                                          1987              1986            12/31/85
                                        --------          --------          --------
Net asset value, beginning
  of period .........................   $  11.58          $  11.18          $  10.28

Income from investment operations:
  Net investment income  (B) ........       0.81              1.02              0.55
  Net realized and unrealized gain
    (loss) on investments ...........      (0.50)             0.37              0.35
                                        --------          --------          --------
       Total from investment
         operations .................       0.31              1.39              0.90

Less distributions:
  Dividends from net
    investment income ...............      (0.88)            (0.69)             --
  Distributions from capital gains ..       --               (0.22)             --
                                        --------          --------          --------

       Total distributions ..........      (1.10)            (0.99)             --
                                        --------          --------          --------

Net asset value, end of period ......   $  10.79          $  11.58          $  11.18
                                        ========          ========          ========

       Total  return ................       2.61%            13.25%             8.72%

Net assets, end of period  (000's) ..   $ 25,131          $  1,295          $  1,120
Ratio of operating expenses to
  average net assets  (C) ...........       0.95%             1.16%             1.31%(A)
Ratio of net investment income to
  average net assets ................       7.46%             8.11%             9.99%(A)
Portfolio turnover rate .............        201%              127%              165%(A)

--------------------------

*    Commencement of operations.

** The Investment Quality Bond Trust is the successor to the Bond Trust effective April 23, 1991.

(A)  Annualized

(B) After expense reimbursement per share of $0.02, $0.28 and $0.12 in 1987, 1986 and 1985, respectively.

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.14%, 3.38% and 3.55% in 1987, 1986 and 1985, respectively.


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                     U.S. GOVERNMENT SECURITIES TRUST
                                          -----------------------------------------------------------------------------------
                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------------------------     3/18/88*
                                                                                                                        TO
                                            1994         1993         1992         1991        1990       1989**     12/31/88
                                          --------     --------     --------     -------     -------     -------     --------
Net asset value, beginning
  of period ............................  $  13.48     $  13.05     $  12.85     $ 11.83     $ 10.98     $  9.81     $ 10.03

Income from investment operations:
  Net investment income  (B) ...........      0.77         0.48         0.10        0.19        1.07        0.20        0.07
  Net realized and unrealized gain
    (loss) on investments ..............     (0.95)        0.49         0.65        1.40       (0.13)       1.08       (0.29)
                                          --------     --------     --------     -------     -------     -------     -------

       Total from investment operations.     (0.18)        0.97         0.75        1.59        0.94        1.28       (0.22)


Less distributions:
  Dividends from net investment income       (0.51)       (0.46)       (0.38)      (0.53)      (0.08)      (0.11)       --
  Distributions from capital gains .....     (0.15)       (0.08)       (0.17)      (0.04)      (0.01)       --          --
                                          --------     --------     --------     -------     -------     -------     -------

       Total distributions .............     (0.66)       (0.54)       (0.55)      (0.57)      (0.09)      (0.11)       --
                                          --------     --------     --------     -------     -------     -------     -------

Net asset value, end of period .........  $  12.64     $  13.48     $  13.05     $ 12.85     $ 11.83     $ 10.98     $  9.81
                                          ========     ========     ========     =======     =======     =======     =======

       Total  return ...................     (1.25%)       7.64%        6.19%      14.01%       8.63%      13.16%      (2.19%)

Net assets, end of period  (000's) .....  $188,813     $222,072     $125,945     $29,246     $10,469     $ 5,905     $   344

Ratio of operating expenses to
  average net assets  (C) ..............      0.73%        0.75%        0.76%       0.87%       1.04%       0.90%       5.16%(A)

Ratio of net investment income to
  average net assets ...................      5.68%        5.05%        6.12%       7.09%       7.70%       6.66%       1.16%(A)

Portfolio turnover rate ................       387%         213%         141%        233%        284%        330%        156%(A)


-----------------------------

*    Commencement of operations.

** The U.S. Government Securities Trust is the successor to the Convertible Securities Trust effective May 1, 1989.

(A)  Annualized

(B) After expense reimbursement per share of $0.01 and $0.06 in 1989 and 1988, respectively.

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.62% and 6.16% in 1989 and 1988, respectively.


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        MONEY MARKET TRUST
                                         --------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                         --------------------------------------------------------------------------------------
                                           1994         1993         1992        1991       1990         1989             1988
                                         --------     --------     -------     -------     -------     -------          -------
Net asset value, beginning
  of period ..........................   $  10.00     $  10.00     $ 10.00     $ 10.00     $ 10.00     $ 10.00          $ 10.00

Income from investment operations:
  Net investment income  (B) .........       0.38         0.27        0.33        0.56        0.75        0.72             0.57

Less distributions:
  Dividends from net
    investment income ................      (0.38)       (0.27)      (0.33)      (0.56)      (0.75)      (0.72)           (0.57)
                                         --------     --------     -------     -------     -------     -------          -------

Net asset value, end of period .......   $  10.00     $  10.00     $ 10.00     $ 10.00     $ 10.00     $ 10.00          $ 10.00
                                         ========     ========     =======     =======     =======     =======          =======

       Total  return .................       3.78%        2.69%       3.36%       5.71%       7.76%       8.56%            6.77%

Net assets, end of period  (000's) ...   $276,674     $132,274     $89,535     $79,069     $85,040     $19,403          $12,268

Ratio of operating expenses to
  average net assets  (C) ............       0.57%        0.59%       0.60%       0.60%       0.57%       0.79%            0.99%

Ratio of net investment income to
  average net assets .................       3.93%        2.66%       3.28%       5.65%       7.27%       8.26%            6.68%

                                                 MONEY MARKET TRUST
                                         ------------------------------------
                                         YEARS ENDED DECEMBER 31,
                                         ------------------------
                                                                     6/18/85*
                                                                        TO
                                          1987       1986            12/31/85
                                         ------     ------           --------
Net asset value, beginning
  of period ..........................   $10.00     $10.00            $10.00

Income from investment operations:
  Net investment income  (B) .........     0.60       0.56              0.36

Less distributions:
  Dividends from net
    investment income ................    (0.60)     (0.56)            (0.36)
                                         ------     ------            ------

Net asset value, end of period .......   $10.00     $10.00            $10.00
                                         ======     ======            ======

       Total  return .................     6.13%      5.74%             3.61%

Net assets, end of period  (000's) ...   $7,147     $1,046            $1,001

Ratio of operating expenses to
  average net assets  (C) ............     0.78%      1.11%             1.21%(A)

Ratio of net investment income to
  average net assets .................     5.86%      6.84%             6.84%(A)

---------------------------------

*    Commencement of operations.

(A)  Annualized

(B) After expense reimbursement per share of $0.08, $0.23 and $0.12 in 1987, 1986 and 1985, respectively.

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.57%, 3.43% and 3.50% in 1987, 1986 and 1985, respectively.


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   AGGRESSIVE ASSET ALLOCATION TRUST
                                             -------------------------------------------------------------------------
                                                         YEARS ENDED DECEMBER 31,                             8/03/89*
                                             ------------------------------------------------------------        TO
                                               1994         1993         1992         1991         1990       12/31/89
                                             --------     --------     --------     --------     --------     --------
Net asset value, beginning
  of period ..............................   $  12.03     $  11.25     $  10.72     $   9.08     $   9.88     $  10.00

Income from investment operations:
  Net investment income ..................       0.31         0.34         0.30         0.36         0.36         0.08
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions ......      (0.41)        0.79         0.55         1.69        (1.07)       (0.20)
                                             --------     --------     --------     --------     --------     --------

       Total from investment operations ..      (0.10)        1.13         0.85         2.05        (0.71)       (0.12)


Less distributions:
  Dividends from net investment income ...      (0.31)       (0.30)       (0.32)       (0.41)       (0.07)        --
  Distributions from capital gains .......      (0.45)       (0.05)        --           --          (0.02)        --
                                             --------     --------     --------     --------     --------     --------

       Total distributions ...............      (0.76)       (0.35)       (0.32)       (0.41)       (0.09)        --
                                             --------     --------     --------     --------     --------     --------

Net asset value, end of period ...........   $  11.17     $  12.03     $  11.25     $  10.72     $   9.08     $   9.88
                                             ========     ========     ========     ========     ========     ========

       Total  return .....................      (0.69%)      10.30%        8.24%       22.96%       (7.27%)      (1.20%)

Net assets, end of period  (000's) .......   $184,662     $174,448     $151,627     $124,632     $ 91,581     $ 87,301

Ratio of operating expenses to
  average net assets .....................       0.89%        0.86%        0.89%        0.88%        0.78%        0.89%(A)

Ratio of net investment income to
  average net assets .....................       2.90%        2.96%        3.08%        3.63%        4.08%        3.32%(A)

Portfolio turnover rate ..................        136%          92%         123%         172%          82%          22%(A)

-----------------------------

*    Commencement of operations.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   MODERATE ASSET ALLOCATION TRUST
                                              -------------------------------------------------------------------------
                                                               YEARS ENDED DECEMBER 31,                        8/03/89*
                                              ------------------------------------------------------------        TO
                                                1994         1993         1992         1991         1990       12/31/89
                                              --------     --------     --------     --------     --------     --------
Net asset value, beginning
  of period ...............................   $  11.76     $  11.14     $  10.72     $   9.29     $  10.03     $  10.00

Income from investment operations:
  Net investment income ...................       0.45         0.41         0.41         0.42         0.48         0.11
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions .......      (0.65)        0.67         0.43         1.50        (1.10)       (0.08)
                                              --------     --------     --------     --------     --------     --------

       Total from investment operations ...      (0.20)        1.08         0.84         1.92        (0.62)        0.03


Less distributions:
  Dividends from net investment income ....      (0.40)       (0.39)       (0.42)       (0.49)       (0.10)        --
  Distributions from capital gains ........      (0.37)       (0.07)        --           --          (0.02)        --
                                              --------     --------     --------     --------     --------     --------

       Total distributions ................      (0.77)       (0.46)       (0.42)       (0.49)       (0.12)        --
                                              --------     --------     --------     --------     --------     --------

Net asset value, end of period ............   $  10.79     $  11.76     $  11.14     $  10.72     $   9.29     $  10.03
                                              ========     ========     ========     ========     ========     ========

       Total  return ......................      (1.61%)      10.06%        8.30%       21.23%       (6.23%)       0.30%

Net assets, end of period  (000's) ........   $604,491     $644,257     $505,967     $420,074     $327,328     $318,439

Ratio of operating expenses to
  average net assets ......................       0.85%        0.84%        0.87%        0.86%        0.73%        0.79%(A)

Ratio of net investment income to
  average net assets ......................       4.01%        4.02%        4.21%        4.38%        5.10%        4.51%(A)

Portfolio turnover rate ...................        180%         135%         169%         168%          76%          41%(A)

-----------------------------

*    Commencement of operations.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                CONSERVATIVE ASSET ALLOCATION TRUST
                                             -------------------------------------------------------------------------
                                                               YEARS ENDED DECEMBER 31,                       8/03/89*
                                             ------------------------------------------------------------        TO
                                               1994         1993         1992         1991         1990       12/31/89
                                             --------     --------     --------     --------     --------     --------
Net asset value, beginning
  of period ..............................   $  11.26     $  10.78     $  10.63     $   9.56     $  10.11     $  10.00

Income from investment operations:
  Net investment income ..................       0.55         0.50         0.47         0.58         0.62         0.15
  Net realized and unrealized gain
    (loss) on investments and
      foreign currency transactions ......      (0.76)        0.44         0.26         1.15        (1.01)       (0.04)
                                             --------     --------     --------     --------     --------     --------

       Total from investment operations ..      (0.21)        0.94         0.73         1.73        (0.39)        0.11


Less distributions:
  Dividends from net investment income ...      (0.46)       (0.46)       (0.58)       (0.66)       (0.13)        --
  Distributions from capital gains .......      (0.25)        --           --           --          (0.03)        --
                                             --------     --------     --------     --------     --------     --------

       Total distributions ...............      (0.71)       (0.46)       (0.58)       (0.66)       (0.16)        --
                                             --------     --------     --------     --------     --------     --------

Net asset value, end of period ...........   $  10.34     $  11.26     $  10.78     $  10.63     $   9.56     $  10.11
                                             ========     ========     ========     ========     ========     ========

       Total  return .....................      (1.84%)       8.99%        7.36%       18.80%       (3.84%)       1.10%

Net assets, end of period  (000's) .......   $216,716     $250,117     $201,787     $165,167     $149,901     $141,191
Ratio of operating expenses to
  average net assets .....................       0.87%        0.86%        0.89%        0.88%        0.76%        0.82%(A)
Ratio of net investment income to
  average net assets .....................       4.86%        4.78%        4.99%        5.65%        6.68%        6.00%(A)
Portfolio turnover rate ..................        220%         170%         252%         211%          78%          85%(A)

-----------------------------

*    Commencement of operations.

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

GLOBAL EQUITY TRUST
COMMON STOCKS-94.69%                                       Shares          Value
FORESTRY-1.64%                                             ------          -----
Carter Holt Harvey ...............................      2,648,032    $ 5,424,440
Fletcher Challenge, Ltd
  (Forest Division) ..............................        148,579        177,861
Nippon High Pack .................................        317,500      4,049,257
Saffa, SPA, Class A* .............................        147,900        446,026
                                                                     -----------
                                                                      10,097,584
MINING-2.47%
QNI, Ltd*.........................................      6,505,400     10,590,958
Western Mining Corporation
  Holdings .......................................        794,725      4,596,186
                                                                     -----------
                                                                      15,187,144
OIL & GAS EXPLORATION-1.81%
Phillips Petroleum Company .......................        132,400      4,336,100
Schlumberger, Ltd. ...............................         95,700      4,820,887
Y.P.F. Sociedad Anonima ..........................         93,100      1,990,013
                                                                     -----------
                                                                      11,147,000
BUILDING MATERIALS & CONSTRUCTION-3.75%
Cementos Mexicanos, SA ...........................        222,400      1,164,527
Emoto Industry Company ...........................        136,000      2,062,261
Felcor Suite .....................................        100,000      1,950,000
Fluor Corporation ................................        100,000      4,312,500
Taihei Dengyo Kausha, Ltd. .......................        298,000      7,122,314
Tenox Corporation ................................            700         14,270
Yokogawa Bridge Corporation ......................        510,000      6,453,103
                                                                     -----------
                                                                      23,078,975
FOOD PRODUCTS-1.84%
Buenos Aires Embotelladora, ADR ..................         61,600      1,986,600
Grand Metropolitan ...............................        794,100      5,068,866
RJR Nabisco Holdings* ............................              8             44
Universal Foods Corporation ......................        155,000      4,262,500
                                                                     -----------
                                                                      11,318,010
TEXTILE PRODUCTS-1.05%
ASDA Group, PLC ..................................      5,856,330      6,230,314
Rinascente .......................................         35,425        199,245
                                                                     -----------
                                                                       6,429,559

                                                           Shares          Value
                                                           ------          -----
FURNITURE & FIXTURES-0.43%
Fletcher Challenge .............................       1,115,417     $ 2,620,505
                                                                     -----------
PAPER, PRINTING & PUBLISHING-1.90%
Mayer Melnhof* .................................          17,600       1,034,298
OJI Paper Company, Ltd. ........................         650,000       6,853,786
The News Corporation, Ord A ....................               1               4
The News Corporation, Ltd Pfd. .................               1               3
Wolters Kluwer .................................          51,640       3,819,676
                                                                     -----------
                                                                      11,707,767
CHEMICAL & PHARMACUETICAL PRODUCTS-4.95%
Air Liquide ....................................          48,640       6,502,333
American Home Products
  Corporation ..................................          19,300       1,211,075
Astra, AB Free, Class A ........................          43,185       1,115,869
Astra, AB Free, Class B ........................         273,760       6,981,653
Bristol Myers Squibb Company ...................          17,700       1,024,388
Imperial Chemical
  Industries, PLC, ADR .........................         452,300       5,285,945
JCR Pharmaceutical Company .....................          52,250       2,780,930
Kanto Biomedical Laboratory ....................         294,800       5,506,407
Seikagaku Corporation ..........................             240          10,821
                                                                     -----------
                                                                      30,419,421
RUBBER & PLASTIC-1.26%
BTR Nylex, Ltd. ................................       1,355,300       2,521,672
Dow Chemical Company ...........................          77,700       5,225,325
                                                                     -----------
                                                                       7,746,997
METAL PRODUCTS-2.05%
Aluminium Company of America ...................          72,900       6,314,962
SKF, AB Free, Class B* .........................         287,960       4,747,307
Tubos de Acero de Mexico, SA
  (TAMSA), ADR* ................................         334,900       1,569,844
                                                                     -----------
                                                                      12,632,113
INDUSTRIAL & COMMERICAL MACHINERY-11.04%
AMP, Incorporated ..............................          78,600       5,718,150
Deere & Company ................................          55,000       3,643,750
Emulex Corporation* ............................         151,200       2,041,200
General Electric Company .......................         116,600       5,946,600
Intel Corporation ..............................          26,800       1,711,850

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          Shares           Value
                                                          ------           -----
INDUSTRIAL & COMMERICAL MACHINERY-CONTINUED
International Business Machines
  Corporation ..................................          15,400     $ 1,131,900
Japan Digital Laboratory Company ...............              50           1,446
Mannesmann, AG .................................          26,758       7,286,962
Mark IV Industries, Incorporated ...............         242,688       4,793,088
Michelin Company Generale De
  Establishment, Class B* ......................         103,264       3,756,636
Mitsubishi Heavy Industries, Ltd. ..............       1,170,000       8,929,504
Seibu Electric & Machinery .....................         412,000       3,351,275
Sharp Corporation ..............................         501,000       9,056,035
Softbank Corporation* ..........................          42,000       9,278,973
Tandy Corporation ..............................          25,000       1,253,125
                                                                     -----------
                                                                      67,900,494
ELECTRONIC & ELECTRICAL EQUIPMENT
AND COMPONENTS-6.52%
Japan Radio ....................................         383,000       5,692,308
Matsushita Communication
  Industry .....................................         276,000       7,289,416
Minolta Camera Company* ........................         711,000       3,898,433
Rohm Company ...................................         191,000       8,094,196
Sigmatron International* .......................          55,000         419,375
TDK Corporation ................................         241,000      11,689,395
Technology Resources, Ltd* .....................         939,000       2,997,004
                                                                     -----------
                                                                      40,080,127
TRANSPORTATION EQUIPMENT-7.02%
Daimler-Benz, AG ...............................          18,177       8,938,354
Fiat, SPA* .....................................       4,156,798      15,432,578
General Motors Corporation .....................          89,300       3,772,925
Hayes Wheels International,
  Incorporated .................................         109,000       2,343,500
Kolbenschmidt* .................................          53,503       6,422,017
Renault* .......................................         188,800       6,239,131
                                                                     -----------
                                                                      43,148,505
MISCELLANEOUS MANUFACTURING-3.53%
Astra International ............................         907,200       1,733,503
Daikin Manufacturing ...........................         381,000       8,034,746
Danaher Corporation ............................         109,000       5,695,250
Inco, Ltd. .....................................         217,200       6,217,350
                                                                     -----------
                                                                      21,680,849

                                                           Shares          Value
                                                           ------          -----
TRANSPORTATION-4.15%
Air New Zealand, Ltd, Class B ....................            500    $     1,568
Alitalia Linee Aeree Italiane* ...................        785,800        310,152
Alitalia Linee* ..................................      1,689,700      1,042,060
Canadian Pacific, Ltd. ...........................        310,400      4,656,000
Hutchinson Whampoa ...............................      1,286,000      5,202,171
Keppel Corporation ...............................        752,000      6,397,804
Malaysian Helicopter .............................            600          1,128
Pacific Carrier ..................................      1,357,000      1,312,775
Yamato Transport .................................        535,000      6,608,256
                                                                     -----------
                                                                      25,531,914
COMMUNICATION-7.21%
Airtouch Communications* .........................         91,000      2,650,375
British Telecommunications, PLC...................      1,528,400      9,038,665
Cable and Wireless, PLC ..........................        671,100      3,958,258
DDI, Incorporated ................................            668      5,769,030
Hong Kong Telecommunications .....................            200            381
Stet .............................................      2,269,400      6,689,936
Telecom Corporation of New
  Zealand.........................................      1,296,640      4,233,225
Telecom Italia, SPA ..............................      2,013,231      5,239,491
Telekom Malaysia .................................         17,000        115,175
Television Broadcast, Ltd. .......................            900          3,594
Vodafone Group ...................................      2,030,300      6,670,448
                                                                     -----------
                                                                      44,368,578
ELECTRIC, GAS & SANITARY SERVICES-3.45%
Browning-Ferris Industries,
  Incorporated ...................................         41,000      1,163,375
CESP, ADR* .......................................        182,400      2,368,831
ERG, Ltd*.........................................      1,671,450      2,785,953
Gulfmark International,
  Incorporated* ..................................         31,500        533,531
Hong Kong Electric Holdings ......................            400          1,093
Iberdrola, SA ....................................        483,320      2,981,621
Telefonica De Espana .............................        961,830     11,362,930
                                                                     -----------
                                                                      21,197,334

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            Shares         Value
                                                            ------         -----
WHOLESALE, RETAIL TRADE-7.71%
Berjaya Sports Toto Berhad .........................     1,968,000   $ 2,697,474
Bridgestone Metalpha Corporation ...................       495,000     9,196,124
BTR, Incorporated ..................................       518,300     2,383,988
Ebara ..............................................       356,000     6,006,025
Equity Inns ........................................       100,200     1,102,200
Fraser & Neave .....................................       404,000     4,185,523
Hac-Kimisawa .......................................       298,000     4,429,002
Nissen Company .....................................           720        22,270
Oneida, Ltd. .......................................        95,000     1,235,000
Sari Corporation ...................................       150,000     4,172,525
Storage USA ........................................        30,000       825,000
Wal-Mart Stores, Incorporated ......................        40,000       850,000
Xebio Company ......................................       260,000    10,287,205
                                                                     -----------
                                                                      47,392,336
EATING & DRINKING PLACES-2.36%
Dr. Pepper/Seven Up Companies,
  Incorporated* ....................................        35,000       896,875
Fuju Denki Reiki ...................................           840        12,569
LVMH Moet Hennessey ................................        27,002     4,261,877
Morrison Restaurants,
  Incorporated .....................................       157,700     3,863,650
Ohsho Food Service Corporation .....................       197,400     5,451,396
Plenus Company .....................................           400        28,881
                                                                     -----------
                                                                      14,515,248
BANKING & FINANCE-7.29%
Australia & New Zealand
  Bank Group .......................................            35           115
BankAmerica Corporation ............................        48,000     1,896,000
Cheung Kong Holdings, Ltd. .........................     1,250,000     5,088,853
Creditanstalt Bank .................................        71,500     4,221,499
Grupo Carso, SA* ...................................       553,000     4,057,186
Japan Associate Finance ............................        61,800     9,619,402
New World Development
  Company ..........................................       672,000     1,793,448
Nichiei Company ....................................           110         7,070
Partners Holdings ..................................       150,000     3,112,500

                                                            Shares         Value
                                                            ------         -----
BANKING & FINANCE-CONTINUED
Skandinaviska Enskilda
  Banken Group* ....................................       958,280   $ 5,481,007
Tokyo Marine & Fire Insurance
  Company, Ltd. ....................................       780,000     9,556,136
                                                                     -----------
                                                                      44,833,216
REAL ESTATE-0.52%
IRSA (GDS)* ........................................        56,000     1,484,000
Mid-America Apartment
  Communities, Incorporated ........................        64,900     1,736,075
                                                                     -----------
                                                                       3,220,075
HOLDING & INVESTMENT COMPANIES-3.62%
Barclays, PLC ......................................       489,700     4,688,749
HSBC Holdings ......................................       396,100     4,381,267
India Gateway Fund, Pfd* ...........................        80,000       793,600
Indian Opportunities Fund* .........................       180,088     2,818,383
Korea Equity Fund ..................................       319,000     2,791,250
Renong BHD .........................................       461,000       570,495
TVE Holdings .......................................           900           363
The R.O.C. Taiwan Fund .............................       280,100     3,326,188
Wharf Holdings .....................................       854,000     2,880,698
                                                                     -----------
                                                                      22,250,993
BUSINESS EDUCATIONAL SERVICES-2.28%
Albany International Corporation,
  Class A ..........................................       245,000     4,716,250
Assurances General De France .......................        52,153     2,070,106
Hospitality Franchise Systems,
  Incorporated* ....................................        80,000     2,120,000
Miroki Jyoho Services ..............................           200         6,929
Schmalbach-Lubeca, AG ..............................        24,200     5,106,737
                                                                     -----------
                                                                      14,020,022
MOTION PICTURES, AMUSEMENT &
RECREATION SERVICES-2.04%
Euro Disney, SLA* ..................................     2,907,550     6,069,871
National Gaming Corporation* .......................         4,000        48,000
Resorts World Berhad ...............................     1,091,000     6,408,850
                                                                     -----------
                                                                      12,526,721

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           Shares          Value
                                                           ------          -----
HEALTH SERVICES-1.80%
Bensen Eyecare Corporation* ......................        228,400    $  1,713,000
Yamanouchi Pharmaceutical
  Company ........................................        455,000       9,366,841
                                                                      -----------
                                                                       11,079,841
ENGINEERING, ACCOUNTING, RESEARCH
& MANAGEMENT SERVICES-0.03%
Huntington International Holdings,
  PLC, ADR .......................................         62,800         164,850
Jardine Matheson Holdings ........................            200           1,428
                                                                      -----------
                                                                          166,278

MISCELLANEOUS SERVICES-0.97%
Moulinex* ........................................        318,500       5,993,119
                                                                      -----------

TOTAL COMMON STOCK
  (Cost $570,812,447) ............................                   $582,290,725
                                                                     ------------
RIGHTS-0.00%
Compania Energetica
  De Sao Paulo ...................................         10,944               0
IRSA Inversiones .................................         56,000               0
                                                                      -----------

TOTAL RIGHTS  (Cost $0) ..........................                   $          0
                                                                      -----------

WARRANTS-2.23%*
Carter Holt Harvey (Expiration date
  2/21/95; Strike price NZD 2.78) ................            665         152,366
Credit Lyonnaise (Expiration date
  5/25/95; Strike price HKD 22.50) ...............      1,379,000       1,710,940
Deutsche Bank, AG (Expiration date
  6/30/95; Strike price DEM 610) .................         17,800       1,929,788
Deutsche Bank, AG (Expiration date
  6/30/97; Strike price DEM 610) .................        245,390       6,286,773
Euro Disney (Expiration date
  7/11/04; Strike price FRF 40) ..................        404,643          47,730
Michelin Company Genrale De
  Establishment (Expiration date
  12/31/95; Strike price FRF 200) ................         74,510          46,734
Volkswagen, AG (Expiration date
  10/27/98; Strike price DEM 221) ................         39,800       3,544,399
                                                                      -----------
TOTAL WARRANTS
  (Cost $13,534,233) .............................                    $13,718,730
                                                                      -----------

Principal
 Amount                                                  Maturity        Value
 ------                                                  --------        -----
CONVERTIBLE BONDS-0.04%
FRF 1,620,270 Michelin, 2.50% ....................       01/01/01       $281,951
                                                                        --------
TOTAL CONVERTIBLE BONDS
  (Cost $272,177) ................................                      $281,951
                                                                        --------

  Principal
   Amount                                                               Value
   ------                                                               -----
REPURCHASE AGREEMENT-3.04%
$18,680,000    Repurchase Agreement with
               Salomon Brothers, Inc., dated
               12/30/94 at 5.75%, to be
               repurchased at $18,691,934
               on 01/03/95 collateralized by
               $19,900,000 U.S. Treasury Bond,
               7.50% due 11/15/16 (value at
               $19,082,218, including
               interest) .........................                   $ 18,680,000
                                                                     ------------
TOTAL INVESTMENTS (Global Equity
  Trust) (Cost $603,298,857) .....................                   $614,971,406
                                                                     ============

PASADENA GROWTH TRUST

COMMON STOCKS-88.48%                                        Shares          Value
AGRICULTURE-1.34%                                           ------          -----
Barefoot, Incorporated ...........................          70,000    $   962,500
Rollins, Incorporated ............................          50,000      1,143,750
                                                                      -----------
                                                                        2,106,250
FOOD PRODUCTS-7.74%
The Coca-Cola Company ............................          90,000      4,635,000
Conagra, Incorporated ............................          30,000        937,500
Kellogg Company ..................................          25,000      1,453,125
Pepsico, Incorporated ............................          75,000      2,718,750
The Philip Morris Companies,
  Incorporated ...................................          30,000      1,725,000
WM Wrigley Jr. Company ...........................          15,000        740,625
                                                                      -----------
                                                                       12,210,000

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            Shares         Value
                                                            ------         -----
TEXTILE MILL PRODUCTS--0.58%
Phillips-Van Heusen
  Corporation ......................................        60,000   $   915,000
                                                                     -----------
FURNITURE & FIXTURES--0.59%
Best Buy Company,
  Incorporated* ....................................        30,000       937,500
                                                                     -----------
PAPER, PRINTING & PUBLISHING-1.43%
The News Corporation, Ltd, ADR* ....................        50,000       781,250
Reader's Digest Association,
  Incorporated, Class A ............................        30,000     1,473,750
                                                                     -----------
                                                                       2,255,000
CHEMICAL PRODUCTS-9.26%
Avon Products, Incorporated ........................        20,000     1,195,000
Colgate Palmolive Company ..........................        30,000     1,901,250
Elan Corporation, PLC, ADR* ........................        30,000     1,068,750
IDEXX Laboratories, Incorporated* ..................        40,000     1,440,000
International Flavors & Fragrances,
  Incorporated .....................................        40,000     1,850,000
Johnson & Johnson ..................................        30,000     1,642,500
Merck & Company, Incorporated ......................        45,000     1,715,625
Pfizer, Incorporated ...............................        25,000     1,931,250
Procter & Gamble Company ...........................        30,000     1,860,000
                                                                     -----------
                                                                      14,604,375

RUBBER & PLASTIC-1.76%
Bandag, Incorporated, Class A ......................        25,000     1,337,500
Rubbermaid, Incorporated ...........................        50,000     1,437,500
                                                                     -----------
                                                                       2,775,000
METAL PRODUCTS-3.32%
Gillette Company ...................................        70,000     5,232,500
                                                                     -----------
INDUSTRIAL AND COMMERCIAL MACHINERY-0.57%
Verifone, Incorporated* ............................        40,000       890,000
                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-5.77%
DSC Communications Corporation* ....................        25,000       896,875
Duracell International,
  Incorporated .....................................        20,000       867,500
Ericsson L.M. Telephone
  Company, ADR, Class B ............................        35,000     1,929,375
General Electric Company ...........................        25,000     1,275,000
Intel Corporation ..................................        15,000       958,125

                                                             Shares        Value
                                                             ------        -----
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-
CONTINUED
Molex, Incorporated ................................         25,000   $  862,500
Motorola, Incorporated .............................         40,000    2,315,000
                                                                      ----------
                                                                       9,104,375
TRANSPORTATION EQUIPMENT-2.26%
Autozone, Incorporated* ............................        100,000    2,425,000
Discount Auto Parts, Incorporated* .................         60,000    1,132,500
                                                                      ----------
                                                                       3,557,500
COURIER SERVICES-0.44%
U.S. Delivery Systems,
  Incorporated* ....................................         50,000      687,500
                                                                      ----------
COMMUNICATION SERVICES-2.73%
Airtouch Communications,
  Incorporated* ....................................         60,000    1,747,500
Grupo Iusacell, SA, ADR* ...........................         25,030      400,480
Paging Network, Incorporated* ......................         25,000      850,000
Tele Danmark, ADR, Class B* ........................         25,000      637,500
Telewest Communications,
  PLC, ADR* ........................................         25,000      662,500
                                                                      ----------
                                                                       4,297,980
ELECTRIC, GAS & SANITARY SERVICES-1.58%
Korea Electric Power
  Corporation, ADR .................................         55,000    1,175,625
WMX Technologies,
  Incorporated .....................................         50,000    1,312,500
                                                                      ----------
                                                                       2,488,125
WHOLESALE & RETAIL TRADE-18.48%
American Eagle Outfitters* .........................         25,000      331,250
Bed Bath & Beyond, Incorporated* ...................         30,000      900,000
Circuit City Stores, Incorporated ..................         50,000    1,112,500
Claire's Stores, Incorporated ......................         75,000      900,000
Department 56, Incorporated* .......................         40,000    1,590,000
The Home Depot, Incorporated .......................         60,000    2,760,000
The Gap, Incorporated ..............................         50,000    1,525,000
Kohls Corporation* .................................         30,000    1,192,500
Leslie's Poolmart* .................................         50,000      662,500
MacFrugals Bargains Closeouts* .....................         50,000    1,000,000
Mail Boxes, Etc* ...................................        100,000    1,000,000
Medtronic, Incorporated ............................         40,000    2,225,000

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            Shares         Value
                                                            ------         -----
WHOLESALE & RETAIL TRADE-CONTINUED
Michael's Stores, Incorporated* ....................        30,000   $ 1,042,500
Office Depot, Incorporated* ........................        40,000       960,000
Petco Animal Supplies,
  Incorporated* ....................................        50,000       725,000
Price Costco, Incorporated* ........................       100,000     1,287,500
Smart & Final, Incorporated ........................        50,000       700,000
Starbucks Corporation* .............................        30,000       825,000
Stein Mart, Incorporated* ..........................        50,000       637,500
Toys R Us, Incorporated* ...........................       100,000      3,050,00
Viking Office Products,
  Incorporated* ....................................        15,000       459,375
Wal-Mart Stores, Incorporated ......................       200,000     4,250,000
                                                                     -----------
                                                                      29,135,625
EATING & DRINKING PLACES-5.53%
Au Bon Pain Company,
  Incorporated, Class A* ...........................        30,000       480,000
Brinker International,
  Incorporated .....................................        90,000     1,631,250
Cheesecake Factory,
  Incorporated* ....................................        40,000       630,000
Cracker Barrel Old Country
  Store, Incorporated ..............................        40,000       740,000
Lone Star Steakhouse &
  Saloon, Incorporated .............................        50,000     1,000,000
Lowe's Companies,
  Incorporated .....................................        50,000     1,737,500
McDonald's Corporation .............................        50,000     1,462,500
Sbarro, Incorporated ...............................        40,000     1,040,000
                                                                     -----------
                                                                       8,721,250
BANKING & FINANCE-4.43%
Cole Taylor Financial Group,
  Incorporated .....................................        35,000       735,000
Federal Home Loan Mortgage
  Corporation ......................................        35,000     1,767,500
Federal National Mortgage
  Association ......................................        25,000     1,821,875

                                                             Shares        Value
                                                             ------        -----
BANKING & FINANCE-CONTINUED
Mercury Finance Corporation ........................         60,000   $  780,000
Nationsbank Corporation ............................         25,000    1,128,125
Roosevelt Financial Group,
  Incorporated .....................................         50,000      750,000
                                                                      ----------
                                                                       6,982,500
HOLDING & INVESTMENT COMPANIES-4.46%
Advanta Corporation, Class B .......................         30,000      757,500
First International Bancorporation .................         15,000    1,014,375
Reuters Holdings, PLC, ADR .........................         50,000    2,193,750
United Companies Financial
  Corporation ......................................         33,000      895,125
Wells Fargo & Company ..............................         15,000    2,175,000
                                                                      ----------
                                                                       7,035,750

HOTELS, MOTELS & OTHER LODGING PLACES-3.25%
Circus Circus Enterprises,
  Incorporated* ....................................         90,000    2,092,500
MGM Grand, Incorporated* ...........................         25,000      603,125
Primadonna Resorts, Incorporated* ..................         50,000    1,187,500
The Promus Companies,
  Incorporated* ....................................         40,000    1,240,000
                                                                      ----------
                                                                       5,123,125
PERSONAL SERVICES-0.39%
Supercuts, Incorporated* ...........................         75,000      618,750
                                                                      ----------

BUSINESS SERVICES-4.55%
Automatic Data Processing,
  Incorporated .....................................         30,000    1,755,000
CDW Computer Centers,
  Incorporated* ....................................         15,000      511,875
First Data Corporation .............................         35,000    1,658,125
Fiserv, Incorporated* ..............................         35,000      752,500
The Interpublic Group of
  Companies, Incorporated ..........................         30,000      963,750
Microsoft Corporation* .............................         25,000    1,528,125
                                                                      ----------
                                                                       7,169,375

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           Shares          Value
                                                           ------          -----
MOTION PICTURES , AMUSEMENT & RECREATION
SERVICES-5.16%
Anchor Gaming* ...................................         50,000   $    762,500
Carmike Cinemas, Incorporated* ...................         30,000        690,000
Carnival Corporation .............................        100,000      2,125,000
The Walt Disney Company ..........................         30,000      1,383,750
Mirage Resorts, Incorporated* ....................         70,000      1,435,000
Regal Cinemas, Incorporated* .....................         37,500        956,250
Station Casinos, Incorporated* ...................         60,000        780,000
                                                                    ------------
                                                                       8,132,500
HEALTH SERVICES-2.86%
Alza Corporation* ................................         30,000        540,000
Columbia/HCA-Healthcare
  Corporation of America .........................         45,000      1,642,500
Health Systems International,
  Incorporated, Class A* .........................         50,000      1,518,750
Surgical Care Affiliates,
  Incorporated ...................................         40,000        810,000
                                                                    ------------
                                                                       4,511,250

TOTAL COMMON STOCK
  (Cost $138,379,035) ............................                  $139,491,230
                                                                    ------------

  Principal
   Amount                                                            Value
   ------                                                            -----
REPURCHASE AGREEMENT-11.52%
$18,167,000    Repurchase Agreement with
               State Street Bank & Trust
               Company, dated 12/30/94 at
               5.15%, to be repurchased at
               $18,177,396 on 01/03/95
               collateralized by $20,270,000
               U.S.Treasury Note, 5.125%
               due 11/30/98 (valued at
               $18,619,790, including
               interest) .........................                  $ 18,167,000
                                                                    ------------
TOTAL INVESTMENTS (Pasadena
  Growth Trust) (Cost $156,546,035) ..............                  $157,658,230
                                                                    ============

EQUITY TRUST

                                                            Shares         Value
                                                            ------         -----
COMMON STOCKS-93.27%
OIL & GAS EXPLORATION-2.79%
Anadarko Petroleum Corporation ...................          12,000   $   462,000
Anderson Exploration, Ltd* .......................          23,600       212,397
Amoco Corporation ................................          25,200     1,489,950
British Petroleum, PLC, ADR ......................          24,544     1,960,452
Canadian Natural Resources, Ltd* .................             800         7,841
Chrysler Corporation .............................         117,100     5,737,900
Hume Industries BHD ..............................         122,000       544,664
Rio Alto Exploration, Ltd* .......................          45,200       169,162
Schlumberger, Ltd. ...............................          21,900     1,103,213
Unocal Corporation ...............................          77,500     2,111,874
Western Atlas, Incorporated* .....................          33,500     1,260,438
                                                                     -----------
                                                                      15,059,891
FOOD PRODUCTS-1.98%
Dr. Pepper/Seven-Up Companies,
  Incorporated* ..................................           4,300       110,187
Embotelladores ...................................          59,500       132,216
Pepsico, Incorporated ............................          32,800     1,189,000
Philip Morris Companies,
  Incorporated ...................................         154,800     8,901,000
RJR Nabisco Holdings
  Corporation* ...................................          35,800       196,900
Tyson Foods, Incorporated,
  Class A ........................................           6,000       127,500
                                                                     -----------
                                                                      10,656,803
TEXTILE MILL PRODUCTS & APPAREL-0.51%
Edelbrock Corporation* ...........................           1,200        15,900
Kellwood Company .................................          14,200       298,200
Nautica Enterprises, Incorporated* ...............           5,600       169,400
Nordstrom, Incorporated ..........................           9,200       386,400
Strouds, Incorporated* ...........................          42,900       412,913
Tommy Hilfiger Corporation* ......................          32,900     1,484,612
                                                                     -----------
                                                                       2,767,425

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            Shares         Value
                                                            ------         -----
FURNITURE & FIXTURES-0.20%
Armstrong World Industries,
  Incorporated .....................................        11,400   $   438,900
Best Buy Company, Incorporated* ....................        11,200       350,000
Ethan Allen Interiors, Incorporated* ...............        13,000       315,250
                                                                     -----------
                                                                       1,104,150
PAPER, PRINTING & PUBLISHING-1.88%
Alco Standard Corporation ..........................        23,700     1,487,175
Champion International
  Corporation ......................................        56,200     2,051,300
Cyrk, Incorporated* ................................        14,000       579,250
International Paper Company ........................        28,300     2,133,112
Jefferson Smurfit Corporation* .....................         2,100        35,700
McGraw-Hill, Incorporated ..........................         5,400       361,125
Scott Paper Company ................................        21,700     1,500,013
The E. W. Scripps Company,
  Class A ..........................................         3,000        90,750
Stone Container Corporation* .......................        17,300       298,425
Temple-Inland, Incorporated ........................        19,200       866,400
Union Camp Corporation .............................        15,400       725,725
                                                                     -----------
                                                                      10,128,975
CHEMICAL PRODUCTS-9.91%
Airgas, Incorporated* ..............................        25,400       539,750
Beckman Instruments,
  Incorporated .....................................         2,000        55,750
Becton Dickinson & Company .........................        43,000     2,064,000
Biogen, Incorporated* ..............................        46,900     1,958,075
Boston Scientific Corporation* .....................        49,000       851,375
Bristol Myers Squibb Company .......................        46,600     2,696,975
Colgate Palmolive Company ..........................        28,500     1,806,188
Cor Therapeutics, Incorporated* ....................        15,200       167,200
The Dow Chemical Company ...........................        13,000       874,250
Dura Pharmacueticals,
  Incorporated* ....................................        29,000       420,500
General Nutrition Companies,
  Incorporated* ....................................        27,500       797,500
Johnson & Johnson ..................................       209,600    11,475,600
Medisense, Incorporated* ...........................         3,800        87,875
Pfizer, Incorporated ...............................       122,700     9,478,575
Proctor & Gamble Company ...........................        46,200     2,864,400

                                                            Shares         Value
                                                            ------         -----
CHEMICAL PRODUCTS-CONTINUED
Rhone-Poulenc Rorer,
  Incorporated .....................................        18,400   $   671,600
Schering-Plough Corporation ........................        74,200     5,490,800
Therapeutic Discovery
  Corporation* .....................................         3,000        16,875
Union Carbide Corporation ..........................        68,600     2,015,125
Warner-Lambert Company .............................       118,100     9,093,700
                                                                     -----------
                                                                      53,426,113

LEATHER PRODUCTS-0.01%
Nine West Group, Incorporated* .....................         2,700        76,613
                                                                     -----------

BUILDING MATERIAL & CONSTRUCTION-0.63%
Cemex, SA ..........................................        32,200       168,605
Centex Corporation .................................        10,600       241,150
Georgia-Pacific Corporation ........................        36,500     2,609,750
Schuler Homes, Incorporated* .......................        12,200       173,850
USG Corporation* ...................................        10,000       195,000
                                                                     -----------
                                                                       3,388,355

METAL PRODUCTS-1.87%
Aluminum Company of America ........................        59,100     5,119,538
Asarco, Incorporated ...............................        20,400       581,400
Gillette Company ...................................        18,900     1,412,775
Golden Pharos BHD ..................................        82,000       221,578
Grupo Sidek, SA ....................................         6,500        14,372
Hylsamex, SA, ADR* .................................         7,000       162,750
Nucor Corporation ..................................        43,000     2,386,500
Tyco International, Ltd. ...........................         4,100       194,750
                                                                     -----------
                                                                      10,093,663

INDUSTRIAL & ELECTRICAL MACHINERY-11.98%
Applied Materials, Incorporated* ...................       121,500     5,133,375
Case Corporation ...................................        34,700       746,050
Caterpillar, Incorporated ..........................        55,400     3,053,925
Chipcom Corporation* ...............................        20,100     1,005,000
Cisco Systems, Incorporated* .......................       141,600     4,973,700
Compaq Computer Corporation* .......................       263,000    10,388,500
Dell Computer Corporation* .........................        57,900     2,373,900
Dialogic Corporation* ..............................         1,900        44,650
Digital Equipment Corporation* .....................        60,600     2,014,950

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      Shares            Value
                                                      ------            -----
INDUSTRIAL & ELECTRICAL MACHINERY-CONTINUED
Electro Scientific Industries,
  Incorporated*.....................                   4,800        $   103,200
EMC Corporation*....................                 323,000          6,984,875
Hewlett-Packard Company.............                  32,900          3,285,888
International Business Machines
  Corporation.......................                 126,900          9,327,150
Mercury Interactive Corporation*....                  19,700            261,025
Mohawk Industries, Incorporated*....                  39,100            498,525
Network Peripherals, Incorporated*..                  14,100            384,225
Novellus System, Incorporated*......                  28,900          1,445,000
Perseptive Technologies II*.........                  45,000            202,500
Seagate Technology*.................                  57,100          1,370,400
Silicon Graphics, Incorporated*.....                 148,400          4,581,850
Stratus Computer, Incorporated*.....                  61,600          2,340,800
Sun Microsystems, Incorporated*.....                 114,600          4,068,300
                                                                    -----------
                                                                     64,587,788

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-18.11%
Adaptec, Incorporated*...............                 34,700            819,788
Advanced Micro Devices,
  Incorporated*......................                 42,700          1,062,163
Altera Corporation*..................                 39,700          1,662,438
American Power Conversion
  Corporation*.......................                 15,000            245,625
Analog Devices, Incorporated*........                 46,100          1,619,263
Applied Digital Access,
  Incorporated*......................                 12,100            307,038
Ascend Communications,
  Incorporated*......................                 33,000          1,344,750
Bay Networks, Incorporated*..........                143,200          4,224,400
Cabletron Systems, Incorporated*.....                142,200          6,612,300
Centigram Communications
  Corporation*.......................                 34,500            483,000
Credence Systems Corporation*........                  9,900            232,650
Ericsson L.M. Telephone
  Company, ADR, Class B..............                  6,000            330,750
General Electric Company.............                283,800         14,473,800
General Instrument Corporation*......                 47,900          1,437,000
Global Village Communication*........                 33,500            305,688
Huaneng Power International,
  Incorporated, ADR*.................                 92,100        $ 1,358,475
Integrated Device Technology,
  Incorporated*......................                 16,800            495,600
Intel Corporation....................                 85,100          5,435,763
International Game Technology........                 19,400            300,700
ITI Technologies, Incorporated*......                    800             18,150
Linear Technology Corporation........                 69,700          3,450,150
LSI Logic Corporation*...............                 22,700            916,513
Maxim Intergrated Products,
  Incorporated*......................                 70,800          2,478,000
Microchip Technology,
  Incorporated*......................                  4,000            110,000
Micron Technology, Incorporated......                153,000          6,751,125
Motorola, Incorporated...............                190,000         10,996,250
National Semiconductor
  Corporation*.......................                111,900          2,182,050
Newbridge Network Corporation*.......                150,200          5,745,150
Nokia Corporation, ADR...............                 76,100          5,707,500
Ortel Corporation*...................                    900             23,625
Pairgain Technologies,
  Incorporated*......................                 14,100            200,925
PRI Automation, Incorporated*........                 17,200            277,350
Quality Semiconductor, Incorporated*                   2,100             26,250
Scientific-Atlanta, Incorporated.....                 34,400            722,400
Sensormatic Electronic
  Corporation........................                  7,700            277,200
Tellaboratories, Incorporated*.......                    800             44,600
Tencor Instruments*..................                 53,900          2,075,150
Texas Instruments, Incorporated......                 96,500          7,225,438
3Com Corporation*....................                 71,500          3,686,710
Xilinx, Incorporated*................                 33,900          2,008,575
                                                                    -----------
                                                                     97,674,302

*Non-income producing


    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      Shares            Value
                                                      ------            -----
TRANSPORTATION EQUIPMENT-2.13%
Autozone, Incorporated*..............                106,100       $ 2,572,925
Dana Corporation.....................                 18,300           427,763
Ford Motor Company...................                238,100         6,666,800
Pep Boys (Manny, Moe & Jack).........                 58,400         1,810,400
                                                                   -----------
                                                                    11,477,888
TRANSPORTATION-1.08%
AMR Corporation*.....................                 10,500           559,125
CSX Corporation......................                 57,000         3,968,625
Knight Transportation,
  Incorporated*......................                    900            12,825
Landstar Systems, Incorporated*......                 26,200           858,050
Technology Resources
  Industries*........................                 19,000            60,642
TNT Freightways Corporation..........                 13,900           356,188
US Xpress Enterprises, Incorporated*                   1,700            19,550
                                                                   -----------
                                                                     5,835,005
COMMUNICATION SERVICES-6.51%
Airtouch Communications*.............                128,435         3,740,666
ALC Communications Corporation*......                 60,700         1,889,288
Ameritech Corporation................                 77,400         3,125,025
Arch Communications Group*...........                 34,500           608,063
Bellsouth Corporation................                 82,200         4,449,075
British Sky Broadcast Group, ADR*....                 22,400           537,600
Cascade Communications
  Corporation*.......................                  2,400           148,200
Cellstar Corporation*................                  4,300            97,288
Clear Channel Communications*........                 20,700         1,050,525
Comcast Corporation..................                 27,400           429,838
Infinity Broadcasting Corporation*...                 53,600         1,688,400
LCI International, Incorporated*.....                 31,300           837,275
Lin Broadcasting Corporation*........                  7,000           934,500
Lin Television Corporation*..........                  3,500            79,625
Nynex Corporation....................                 75,200         2,763,600
Southwestern Bell Corporation........                138,000         5,571,750
Sprint Corporation...................                  1,300            35,913
Tele-Communications, Incorporated*                    72,400         1,574,700
Telefonos De Mexico SA, ADR..........                 17,600           721,600
Telephone & Data Systems,
  Incorporated.......................                 22,500         1,037,813
United States Cellular Corporation*..                 18,000       $   589,500
Vanguard Cellular System,
  Incorporated*......................                 16,600           427,450
Viacom, Incorporated, Class A*.......                  6,952           289,377
Viacom, Incorporated, Class B*.......                 61,573         2,501,403
                                                                   -----------
                                                                    35,128,474
ELECTRIC, GAS & SANITARY SERVICES-0.48%
Browning-Ferris Industries,
  Incorporated.......................                 23,400           663,975
WMX Technologies, Incorporated.......                 73,900         1,939,875
                                                                   -----------
                                                                     2,603,850
WHOLESALE & RETAIL TRADE-16.30%
Amgen Incorporated*..................                 80,500         4,749,500
AnnTaylor Stores Corporation*........                 11,300           388,438
J. Baker, Incorporated...............                 30,000           450,000
Barnes & Noble, Incorporated*........                 26,400           825,000
Bed Bath & Beyond, Incorporated*.....                 46,300         1,389,000
Brinker International, Incorporated..                 19,000           344,375
Campo Electronics Appliances
  & Computers*.......................                 30,000           322,500
Circuit City Stores, Incorporated....                 19,800           440,550
Cobra Golf, Incorporated*............                 40,600         1,451,450
CompUSA, Incorporated*...............                 30,500           457,500
Corporate Express, Incorporated*.....                 21,100           411,450
Cygne Designs, Incorporated*.........                 38,200           525,250
Danka Business Systems, PLC, ADR                       5,400           116,775
Dayton-Hudson Corporation...........                  97,200         6,876,900
DSC Communications
  Corporation*......................                 230,800         8,279,950
Ellett Brothers, Incorporated.......                  35,000           525,000
Filene's Basement Corporation*......                  31,900           147,538
The Gap, Incorporated...............                  97,800         2,982,900
The Home Depot, Incorporated........                 131,900         6,067,400
The Limited, Incorporated...........                  97,300         1,763,563
Lowe's Companies, Incorporated......                 288,800        10,035,795
Medtronic, Incorporated.............                  19,100         1,062,438
Microage, Incorporated*.............                   3,150            37,013
Micro Warehouse, Incorporated*......                  47,300         1,655,500

*Non-income producing


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      Shares            Value
                                                      ------            -----
WHOLESALE & RETAIL TRADE-CONTINUED
Nike, Incorporated..................                  17,700       $ 1,320,863
Office Depot, Incorporated*.........                 172,925         4,150,200
Office Max, Incorporated*...........                  95,500         2,530,750
J.C. Penney & Company,
  Incorporated......................                  28,800         1,285,200
Reebok International, Ltd...........                  34,300         1,354,850
Revco D.S., Incorporated*...........                  12,300           290,588
Safeway, Incorporated*..............                  33,100         1,055,063
Sears Roebuck & Company.............                 184,400         8,482,400
Sportmart, Incorporated, Class A*...                  19,100           198,163
The Sports Authority, Incorporated*.                   1,100            23,100
Staples, Incorporated*..............                 193,750         4,795,313
Starbucks Corporation*..............                  51,100         1,405,250
Stop & Shop Companies,
  Incorporated*.....................                   6,000           153,000
Sunglass Hut International,
  Incorporated*.....................                  36,400           837,200
Talbots, Incorporated...............                  66,100         2,065,625
Tech Data Corporation*..............                  39,600           673,200
TJX Companies, Incorporated.........                  68,400         1,068,750
Toys R Us, Incorporated*............                  48,900         1,491,450
Viking Office Products,
  Incorporated*.....................                  10,200           312,375
Waban, Incorporated*................                  27,200           482,800
Wal-Mart Stores, Incorporated.......                 116,000         2,465,000
Welcome Home, Incorporated*.........                  18,000           119,250
                                                                   -----------
                                                                    87,866,175

EATING & DRINKING PLACES-0.17%
Apple South, Incorporated...........                  50,550           663,469
DF & R Restaurants, Incorporated*...                   7,200           107,100
Landry's Seafood Restaurants,
  Incorporated*.....................                   4,400           124,850
                                                                   -----------
                                                                       895,419
BANKING & FINANCE-3.58%
American Express Company............                 110,600       $ 3,262,700
Federal Home Loan Mortgage
  Corporation.......................                 114,300         5,772,150
Federal National Mortgage
  Association.......................                 102,600         7,476,975
First Chicago Corporation...........                   7,600           362,900
Green Tree Financial Corporation....                  39,900         1,211,963
Household International Corporation                      700            25,987
Nationsbank Corporation.............                  26,800         1,209,350
                                                                   -----------
                                                                    19,322,025
SECURITY & COMMODITY BROKERS-0.82%
Charles Schwab Corporation..........                   4,900           170,887
Dean Witter Discover & Company......                  65,628         2,223,149
Merrill Lynch & Company,
  Incorporated......................                  56,100         2,005,575
                                                                   -----------
                                                                     4,399,611
INSURANCE-0.73%
Allstate Corporation................                  31,700           748,912
The Travelers Corporation...........                  23,199           753,968
U S Healthcare, Incorporated........                  59,200         2,442,000
                                                                   -----------
                                                                     3,944,880
HOLDING & INVESTMENT COMPANIES-1.90%
Bank of Boston Corporation..........                   7,600           196,650
Bank of New York, Incorporated......                 110,500         3,204,500
Beneficial Corporation..............                  17,600           686,400
Chemical Banking Corporation........                  70,400         2,525,600
Citicorp............................                  58,800         2,432,850
Price Enterprises, Incorporated*....                  93,200         1,199,950
                                                                   -----------
                                                                    10,245,950
BUSINESS SERVICES-7.12%
Adobe Systems, Incorporated.........                  22,700           675,325
BMC Software, Incorporated*.........                  22,500         1,279,688
Brock Control Systems,
  Incorporated*.....................                   4,400            29,494

*Non-income producing


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      Shares            Value
                                                      ------            -----
BUSINESS SERVICES-CONTINUED
Cadence Design Systems,
  Incorporated*.....................                  40,100       $   827,063
Computer Associates
  International, Incorporated.......                  84,100         4,078,850
CUC International, Incorporated*....                  50,450         1,690,075
EIS International, Incorporated*....                  25,100           382,775
Equifax, Incorporated...............                  20,700           545,963
Informix Corporation*...............                  20,300           652,138
Infosoft International, Incorporated                   7,200           252,900
Integrated Silicon Systems,
  Incorporated*.....................                   4,000           123,000
Intervoice, Incorporated*...........                  26,100           358,875
Lotus Development Corporation*......                  20,200           828,200
Microsoft Corporation*..............                  65,200         3,985,350
Novell, Incorporated*...............                 107,800         1,846,075
Oracle Systems, Incorporated*.......                 305,400        13,475,772
Parametric Technology
  Corporation*......................                  82,500         2,846,250
Platinum Technology, Incorporated*                    10,300           233,038
Spectrum Holobyte, Incorporated*....                   8,600           116,100
Standard Microsystems
  Corporation*......................                  61,000         1,830,000
Sybase, Incorporated*...............                  22,700         1,180,400
Synopsys, Incorporated*.............                  26,600         1,163,750
                                                                   -----------
                                                                    38,401,081
MOTION PICTURES, AMUSEMENT & RECREATION
SERVICES-1.01%
Carnival Corporation................                  39,200           833,000
The Walt Disney Company.............                  72,000         3,321,000
Hollywood Entertainment
  Corporation*......................                  26,250           794,063
Mirage Resorts, Incorporated*.......                  21,000           430,500
Movie Gallery, Incorporated*........                   3,000            78,000
                                                                   -----------
                                                                     5,456,563
HEALTH SERVICES-0.71%
Careerstaff Unlimited,
  Incorporated*.....................                   1,300            18,850
Columbia/HCA- Healthcare
  Corporation of America............                  52,680         1,922,820
Humana, Incorporated*...............                   8,600           194,575
HEALTH SERVICES-CONTINUED
Lincare Holdings, Incorporated*.....                   6,800         $  197,200
St. Jude Medical, Incorporated*.....                  19,700            783,075
United Healthcare Corporation.......                  15,700            708,463
                                                                     ----------
                                                                      3,824,983
ENGINEERING, ACCOUNTING & RESEARCH MANAGEMENT-0.86%
Alza Corporation*...................                  53,700            966,600
Elan Corporation, PLC, ADR*.........                  91,450          3,257,906
Elan Corporation, PLC*..............                   6,168            168,849
Petroleum Geo Services A/S, ADR*....                  13,300            247,713
                                                                     ----------
                                                                      4,641,068
TOTAL COMMON STOCKS
  (Cost $480,057,339).........................................     $503,007,050
                                                                   ------------
RIGHTS-0.02%
Viacom, Incorporated*...............                  86,900             97,763
                                                                        -------

TOTAL RIGHTS  (Cost $8,135)...................................          $97,763
                                                                        -------

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
CONVERTIBLE BONDS-0.06%
BUILDING MATERIAL & CONSTRUCTION-0.06%
$300,000   Cemex, 4.25% .....................   11/01/97          300,000
                                                                 --------

TOTAL CONVERTIBLE BONDS
  (Cost $300,000).....................................           $300,000
                                                                 --------

REPURCHASE AGREEMENT-6.65%
$35,867,000    Repurchase Agreement with
               State Street Bank & Trust
               Company, dated 12/30/94 at
               5.15%, to be repurchased at
               $35,887,524 on 01/03/95,
               collateralized by $30,375,000
               U.S.Treasury Bond, 10.375%
               due 11/15/12 (valued at
               $36,976,423, including
               interest)..............................        $35,867,000
                                                              -----------

TOTAL INVESTMENTS (Equity Trust)
  (Cost $516,232,474).................................       $539,271,813
                                                             ============

*Non-income producing


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

VALUE EQUITY TRUST

                                                      Shares            Value
                                                      ------            -----
COMMON STOCKS-74.99%
TEXTILE MILL PRODUCT-0.89%
Warnaco Group, Incorporated*........                 117,600       $ 2,028,600
                                                                   -----------

LUMBER & WOOD PRODUCT-1.76%
Champion International
  Corporation.......................                 109,500         3,996,750
                                                                   -----------

PAPER, PRINTING & PUBLISHING-3.53%
First Brands Corporation............                  67,900         2,376,500
John H. Harland Company.............                   9,600           192,000
Stone Container Corporation*........                 315,600         5,444,100
                                                                   -----------
                                                                     8,012,600
CHEMICAL PRODUCTS-3.78%
Fisher Scientific International,
  Incorporated......................                 148,900         3,685,275
Geon Company........................                 179,200         4,905,600
                                                                   -----------
                                                                     8,590,875
RUBBER & PLASTIC-3.13%
Millipore Corporation...............                 146,900         7,106,287
                                                                   -----------

LEATHER PRODUCTS-0.51%
L.A. Gear, Incorporated*............                 235,600         1,148,550
                                                                   -----------

BUILDING MATERIAL & CONSTRUCTION-3.33%
Georgia-Pacific Corporation.........                 105,700         7,557,550
                                                                   -----------

METAL PRODUCTS-7.03%
Keystone International,
  Incorporated......................                  69,500         1,181,500
Quanex Corporation..................                 104,700         2,395,012
Snap-On Tools Corporation...........                 216,700         7,205,275
Trinity Industries, Incorporated....                 164,800         5,191,200
                                                                   -----------
                                                                    15,972,987
ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT-6.63%
AMP, Incorporated...................                  88,500         6,438,375
Analog Devices, Incorporated*.......                  97,300         3,417,662
National Semiconductor
  Corporation*......................                  33,400           651,300
Varian Associates, Incorporated.....                 130,200         4,557,000
                                                                   -----------
                                                                    15,064,337
TRANSPORTATION EQUIPMENT-10.53%
General Motors Corporation..........                 107,300       $ 4,533,425
Lear Seating Corporation*...........                 329,500         6,548,813
McDonnell Douglas Corporation.......                  61,200         8,690,400
Northrop Grumman Corporation........                  99,000         4,158,000
                                                                   -----------
                                                                    23,930,638
TRANSPORTATION-2.20%
Consolidated Freightways,
  Incorporated......................                  56,600         1,266,425
Kirby Corporation*..................                 189,100         3,734,725
                                                                   -----------
                                                                     5,001,150
WHOLESALE & RETAIL TRADE-13.63%
Amgen, Incorporated*................                 131,600         7,764,400
Charming Shoppes, Incorporated......                 776,700         5,145,638
Dillard Department Stores,
  Incorporated......................                 151,300         4,047,275
Musicland Stores, Incorporated*.....                 391,100         3,519,900
Service Merchandise Company,
  Incorporated*.....................                 531,900         2,460,038
TJX Companies, Incorporated.........                 331,800         5,184,375
Universal Corporation...............                 143,600         2,854,050
                                                                   -----------
                                                                    30,975,676
BANKING  & FINANCE-0.18%
Federal Home Loan Mortgage
  Corporation.......................                   7,900           398,950
                                                                   -----------

INSURANCE-3.00%
Home Holdings, Incorporated*........                 182,200         1,708,125
Integon Corporation.................                  53,800           706,125
PartnerRe Holdings..................                 181,600         3,768,200
PennCorp Financial Group,
  Incorporated......................                  49,900           654,938
                                                                   -----------
                                                                     6,837,388
HOLDING & INVESTMENT COMPANIES-6.06%
BankAmerica Corporation.............                 114,800         4,534,600
Citicorp............................                 105,400         4,360,925
First Federal Financial
  Corporation*......................                  16,400           207,050
Keycorp.............................                  12,601           315,025
Tenneco, Incorporated...............                 102,800         4,369,000
                                                                   -----------
                                                                    13,786,600

*Non-income producing


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      Shares            Value
                                                      ------            -----
BUSINESS SERVICES-3.27%
Valassis Communications,
  Incorporated*.....................                 495,300      $ 7,429,500
                                                                  -----------

HEALTH SERVICES-5.53%
Community Psychiatric Centers*......                 312,900        3,441,900
National Health Laboratories
  Holdings, Incorporated*...........                 116,300        1,540,975
National Medical Enterprises,
  Incorporated*.....................                 537,600        7,593,600
                                                                  -----------
                                                                   12,576,475
TOTAL COMMON STOCK
  (Cost $170,468,360)....................                        $170,414,913
                                                                 ------------


  Principal
   Amount                                                               Value
   ------                                                               -----
REPURCHASE AGREEMENTS-25.01%
$3,000,000     Repurchase Agreement with
               Shearson Lehman, dated
               12/30/94 at 5.20%, to be
               repurchased at $3,001,733 on
               01/03/95, collateralized by
               $3,255,000 U.S.Treasury Note,
               5.25% due 07/31/98 (valued
               at $3,066,665, including
               interest)....................                        3,000,000

53,847,000     Repurchase Agreement with
               State Street Bank & Trust
               Company, dated 12/30/94 at
               5.625%, to be repurchased at
               $53,880,654 on 01/03/95,
               collateralized by $55,645,000
               U.S.Treasury Note, 4.625%
               due 02/15/96 (valued at
               $55,890,147, including
               interest)....................                       53,847,000
                                                                  -----------
                                                                  $56,847,000
TOTAL INVESTMENTS
  (Value Equity Trust)
   (Cost $227,315,360)......................                     $227,261,913
                                                                 ============

GROWTH AND INCOME TRUST

                                                      Shares            Value
                                                      ------            -----
COMMON STOCKS-85.50%
OIL & GAS EXPLORATION-7.61%
Amoco Corporation................                     96,000      $ 5,676,000
Exxon Corporation................                    138,000        8,383,500
Maxus Energy Corporation*........                    450,000        1,518,750
Mobil Corporation................                     59,100        4,979,175
Unocal Corporation...............                    398,000       10,845,500
                                                                  -----------
                                                                   31,402,925
FOOD PRODUCTS-3.50%
Anheuser-Busch Companies,
  Incorporated...................                    100,000        5,087,500
Pepsico, Incororated.............                    115,000        4,168,750
Sara Lee Corporation.............                    205,000        5,176,250
                                                                  -----------
                                                                   14,432,500
PAPER, PRINTING & PUBLISHING-9.38%
Gannett Company, Incorporated....                     95,000        5,058,750
International Paper Company......                    140,000       10,552,500
Kimberly-Clark Corporation.......                    130,000        6,565,000
Knight-Ridder, Incorporated......                     94,200        4,757,100
Minnesota Mining &
  Manufacturing Company..........                    179,000        9,554,125
Reader's Digest Association,
  Incorporated, Class A..........                     45,000        2,210,625
                                                                  -----------
                                                                   38,698,100
CHEMICAL PRODUCTS-13.57%
Abbott Laboratories..............                    145,000        4,730,625
Bayer, AG, ADR...................                    200,000        4,625,000
The Dow Chemical Company.........                    100,900        6,785,525
Engelhard Corporation............                    284,000        6,319,000
Fujisawa Pharmaceutical
  Company........................                    365,000        3,957,831
Hafslund Nycomed, ADR,
  Class B........................                    210,000        4,331,250
Johnson & Johnson................                     97,000        5,310,750
Loctite Corporation..............                    120,000        5,580,000
Pfizer, Incorporated.............                    118,000        9,115,500
Zeneca Group, PLC, ADR...........                    127,500        5,243,438
                                                                  -----------
                                                                   55,998,919

*Non-income producing


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      Shares            Value
                                                      ------            -----
RUBBER & PLASTIC-1.08%
Goodyear Tire & Rubber
  Company........................                    132,000       $ 4,438,500
                                                                   -----------

BUILDING MATERIAL & CONSTRUCTION-1.32%
Georgia-Pacific Corporation......                     76,200         5,448,300
                                                                   -----------

METAL PRODUCTS-3.86%
Alcan Aluminium, Ltd.............                    356,000         9,033,500
LTV Corporation*.................                    425,000         6,906,250
                                                                   -----------
                                                                    15,939,750

INDUSTRIAL & COMMERCIAL MACHINERY-8.51%
Black & Decker Corporation.......                    340,000         8,075,000
Dresser Industries, Incorporated.                    272,000         5,134,000
Foster Wheeler Corporation.......                     93,000         2,766,750
Hewlett-Packard Company..........                     86,000         8,589,250
Ilinois Tool Works, Incorporated.                    111,000         4,856,250
York International Corporation...                    154,200         5,686,125
                                                                   -----------
                                                                    35,107,375

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-7.52%
AMP, Incorporated................                     97,000         7,056,750
Ericsson L.M. Telephone
  Company, ADR...................                  3,400,000         6,375,000
General Electric Company.........                    110,000         5,610,000
Hubbell, Incorporated............                     80,000         4,260,000
Motorola, Incorporated...........                     75,000         4,340,625
Nokia Corporation, ADR...........                     45,100         3,382,500
                                                                   -----------
                                                                    31,024,875

TRUCKING, WAREHOUSING AND STORAGE-0.51%
Storage USA, Incorporated........                     76,600         2,106,500
                                                                   -----------

COMMUNICATION SERVICES-8.60%
American Telephone & Telegragh
  Company........................                    159,000         7,989,750
BCE, Incorporated................                    187,000         6,007,375
Nynex Corporation................                    113,400         4,167,450
Telefonos De Mexico, SA, ADR.....                     75,000         3,075,000
U.S. West, Incorporated..........                    243,860         8,687,512
Vodafone Group, PLC, ADR.........                    165,000         5,548,125
                                                                   -----------
                                                                    35,475,212

ELECTRIC, GAS & SANITARY SERVICES-1.75%
CMS Energy Corporation...........                    160,000         3,660,000
Pinnacle West Capital
  Corporation....................                    180,000         3,555,000
                                                                   -----------
                                                                     7,215,000
WHOLESALE & RETAIL TRADE-2.14%
May Department Stores
  Company........................                    116,000         3,915,000
J.C. Penney Company,
  Incorporated...................                    110,000         4,908,750
                                                                   -----------
                                                                     8,823,750
BANKING & FINANCE-2.78%
Federal National Mortgage
  Association....................                     54,900         4,000,838
First Chicago Corporation........                    125,000         2,187,500
Fleet Financial Group,
  Incorporated...................                    162,630         5,285,475
                                                                   -----------
                                                                    11,473,813
INSURANCE-4.64%
Chubb Corporation................                    126,000         9,749,250
General Re Corporation...........                     36,000         4,455,000
Marsh & McLennan Companies.......                     62,400         4,945,200
                                                                   -----------
                                                                    19,149,450
REAL ESTATE-1.48%
Mark Centers Trust...............                    168,600         2,170,725
Post Properties, Incorporated....                    125,000         3,937,500
                                                                   -----------
                                                                     6,108,225

HOLDING & INVESTMENT COMPANIES-5.38%
Keycorp..........................                    210,000         5,250,000
Meridian Bancorp, Incorporated...                     83,600         2,225,850
J.P. Morgan & Company,
  Incorporated...................                    170,000         9,520,000
Safeco Corporation...............                    100,000         5,200,000
                                                                   -----------
                                                                    22,195,850

BUSINESS SERVICES-1.87%
The Dun & Bradstreet
  Corporation....................                    140,000         7,700,000
                                                                   -----------

TOTAL COMMON STOCKS
  (Cost $338,572,897).....................................        $352,739,044
                                                                  ------------


*Non-income producing


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      Shares            Value
                                                      ------            -----
PREFERRED STOCKS-5.95%
TRANSPORTATION EQUIPMENT-2.17%
Chrysler Corporation, $4.625.....                     28,600       $ 3,932,500
Ford Motor Company, Series A.....                     55,000         5,060,000
                                                                   -----------
                                                                     8,992,500
REAL ESTATE-1.23%
Property Trust of America,
  Series A.......................                    230,550         5,072,100
                                                                   -----------

HEALTH SERVICES-1.02%
Beverly Enterprises,
  Incorporated...................                     71,200         4,200,800
                                                                   -----------

BUSINESS SERVICES-1.53%
Ceridian Corporation.............                    100,000         6,300,000
                                                                   -----------

TOTAL PREFERRED STOCKS
  (Cost $21,611,854).....................                          $24,565,400
                                                                   -----------

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
CONVERTIBLE BONDS-3.66%
OIL & GAS EXPLORATION-0.89%
 $4,300,000  Noble Affiliates,
             Incorporated, 4.25%...........     01/01/03         $ 3,655,000
                                                                 -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-1.07%
  3,300,000  General Instrument
             Corporation, 5.00%............     06/15/00           4,422,000
                                                                 -----------

TRANSPORTATION-0.84%
  4,300,000  AMR Corporation,
             6.125%........................     11/01/24           3,461,500
                                                                 -----------

HEALTH SERVICES-0.86%
  2,750,000  Hillhaven Corporation,
             7.75%.........................     11/01/02           3,547,500
                                                                 -----------

TOTAL CONVERTIBLE BONDS
  (Cost $15,016,423)..................................           $15,086,000
                                                                 -----------



  Principal
   Amount                                                               Value
   ------                                                               -----
REPURCHASE AGREEMENT-4.89%
$20,189,000    Repurchase Agreement with UBS
               Securities, dated 12/30/94 at 5.50%,
               to be repurchased at $20,201,338
               on 01/03/95, collateralized by
               $13,060,000 U.S.Treasury Bond,
               10.375% due 11/15/12 (valued at
               $15,705,417, including interest)
               and $3,875,000 U.S Treasury
               Bond, 11.625% due 11/15/04
               (valued at $4,910,680,
               including interest).......                          $20,189,000
                                                                   -----------

TOTAL INVESTMENTS  (Growth and
  Income Trust)  (Cost $395,390,174).....                         $412,579,444
                                                                  ============

STRATEGIC BOND TRUST

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
U.S. TREASURY OBLIGATIONS-13.14%
U.S. TREASURY NOTE-13.14%
  $9,000,000 11.875%...............             11/15/03          11,255,580
                                                                 -----------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $11,575,802).....................                        $11,255,580
                                                                 -----------

U. S. GOVERNMENT AGENCY AND
MORTGAGE # BACKED OBLIGATIONS-11.12%
FEDERAL HOME LOAN MORTGAGE CORPORATION-6.15%
   1,500,000 6.59%.................             08/11/97           1,440,000
   2,332,228 8.00%.................             05/01/10           2,253,072
     883,882 8.50%.................             05/01/08             869,068
   3,673,112 759.5%, IO............             07/15/06             707,074
                                                                ------------
                                                                   5,269,214
FEDERAL NATIONAL MORTGAGE ASSOCIATION-4.97%
   1,250,000  8.00%................             07/25/24           1,197,263
   3,000,000 11.15%................             06/12/95           3,053,430
                                                                 -----------
                                                                   4,250,693


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY AND
  MORTGAGE - BACKED OBLIGATIONS
  (Cost $9,608,925)......................                       $  9,519,907
                                                                ------------

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
FOREIGN GOVERNMENT OBLIGATIONS-26.34%
GOVERNMENT OF SPAIN-3.49%
ESP 270,000,000    11.00%...............        06/15/97          2,038,359
ESP 124,000,000    11.60%...............        01/15/97            949,418
                                                                 ----------
                                                                  2,987,777
GOVERNMENT OF GREAT BRITAIN-3.55%
United Kingdom Treasury:
  ECU   850,000 5.25% ..................        01/21/97            992,160
Pound 1,370,000      8.00%..............        06/10/03          2,047,583
                                                                 ----------
                                                                  3,039,743
REPUBLIC OF IRELAND-0.97
IEP  650,000 6.25% .....................        10/18/04            829,618
                                                                 ----------
GOVERNMENT OF MEXICO-0.86%
  $1,000,000 Mexico, Series B,
             FRN,  4.31%................        12/31/19            741,250
   1,538,000 Mexican United States
             Rights.....................        12/31/19                  2
                                                                 ----------
                                                                    741,252
GOVERNMENT OFJAPAN-1.30%
Yen 110,000,000 Series 147,
                   4.60%................        09/20/04          1,111,709
                                                                 ----------

REPUBLIC OF FINLAND-2.07%
FIM 8,000,000      11.00%...............        01/15/99          1,773,894
                                                                 ----------

REPUBLIC OF GERMANY-4.28%
DEM 2,000,000      6.00%................        06/20/16          1,029,298
DEM 1,200,000      9.00%................        10/20/00            824,729
DEM 3,000,000      Treuchandanstalt,
                   6.625%...............        07/09/03          1,807,241
                                                                 ----------
                                                                  3,661,268

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
GOVERNMENT OF BRAZIL-3.98%
  $1,250,000 6.00%.......................       09/15/13         $  600,000
     980,000 FRN, 6.06%..................       01/01/01            818,300
   3,000,000 FRN, 6.69%..................       04/15/06          1,987,500
                                                                 ----------
                                                                  3,405,800

GOVERNMENT OF ARGENTINA-4.32%
  $5,800,000 FRN,  6.50%.................       03/31/05          3,697,500
                                                                 ----------

GOVERNMENT OF POLAND-1.52%
  $3,000,000 Poland Bear PDI,
             Step up to 3.25%............       10/27/14          1,305,000
                                                                 ----------

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS  (Cost $24,113,265)......................           $22,553,561
                                                                -----------

CORPORATE BONDS-42.95%
OIL & GAS EXPLORATION-3.19%
   1,250,000 Aftermarket Tech Corporation,
             12.00%......................       08/01/04          1,290,625
   1,500,000 Petro PSC Property,
             12.50%......................       06/01/02          1,440,000
                                                                 ----------
                                                                  2,730,625
FOOD PRODUCTS-1.56%
   1,500,000 Pathmark Stores Incorporated,
             9.625%......................       05/01/03          1,335,000
                                                                 ----------

TEXTILE PRODUCTS-1.45%
   1,500,000 Clinton Mills,
             9.50%.......................       10/01/03          1,245,000
                                                                 ----------

FURNITURE & FIXTURES-0.93%
   1,000,000 Levitz Furniture Company,
             9.625%......................       07/15/03            800,000
                                                                 ----------



    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
CHEMICAL PRODUCTS-1.93%
   1,500,000 Foamex International,
             11.875%.....................       10/01/04         $1,425,000
     250,000 Trans Resources, Incorporated,
             11.875%.....................       07/01/02            227,500
                                                                 ----------
                                                                  1,652,500
METAL PRODUCTS-1.16%
   1,000,000 AK Steel Corporation,
             10.75%......................       04/01/04            991,250
                                                                 ----------

INDUSTRIAL & COMMERICAL MACHINERY-5.29%
   1,000,000 Berry Plastic Corporation,
             12.25%......................        4/15/04            965,000
   2,500,000 Sola Group, Ltd,
             6.00%.......................       12/15/03          1,950,000
     750,000 Speciality Equipment
             Companies, Incorporated,
             11.375%.....................       12/01/03            727,500
   1,000,000 Venture Holdings,
             9.75%.......................       04/01/04            883,750
                                                                 ----------
                                                                  4,526,250
TRANSPORTATION EQUIPMENT-4.21%
   1,250,000 Fairfield Manufacturing, Incorporated,
             11.375%.....................       07/01/01          1,175,000
     306,000 Jordan Industries,
             10.375%.....................       08/01/03            272,340
   2,000,000 Jordan Industries,
             Step up to 11.75%...........       08/01/05          1,000,000
   1,250,000 Motor Wheel,
             11.50%......................       03/01/00          1,156,250
                                                                 ----------
                                                                  3,603,590
TRANSPORTATION-1.21%
   2,000,000 Transtar Holdings, L.P.,
             Step up to 13.375%..........       12/15/03          1,035,000
                                                                 ----------


  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
COMMUNICATION-2.87%
   1,000,000 Cablevision Industries Corporation,
             9.25%.......................       04/01/08         $  895,000
   1,500,000 Katz Corporation,
             12.75%......................       11/15/02          1,560,000
                                                                 ----------
                                                                  2,455,000
ELECTRIC, GAS & SANITARY SERVICES-0.93%
   1,000,000 Envirotest Systems Corporation,
             9.625%......................       04/01/03            800,000
                                                                 ----------

WHOLESALE & RETAIL TRADE-1.70%
     750,000 Finlay Fine Jewelry Corporation,
             10.625%.....................       05/01/03            705,000
   1,000,000 Parisian, Incorporated,
             9.875%......................       07/15/03            750,000
                                                                 ----------
                                                                  1,455,000
EATING & DRINKING PLACES-1.76%
   1,000,000 Carrols Corporation,
             11.50%......................       08/15/03            920,000
     750,000 Family Restaurants,
             9.75%.......................       02/01/02            588,750
                                                                 ----------
                                                                  1,508,750
BANKING & FINANCE-7.07%
   1,000,000 Bally's Park Place,
             9.25%.......................       03/15/04            860,000
     700,000 Banco Central De Costa Rica,
             Series B, 6.25%.............       05/21/15            350,000
   3,600,000 Paine Webber,
             6.30%.......................       02/15/96          3,515,400
     500,000 Indahkiat,
             11.375%.....................       06/15/99            485,000
   1,000,000 U.S. Banknote Corporation,
             11.625%.....................       08/01/02            840,000
                                                                 ----------
                                                                  6,050,400


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
HOTELS, MOTELS & OTHER LODGING
PLACES-2.46%
    $750,000 Bally's Grand, Incoporated,
             Series B, 10.375%.....             12/15/03         $  652,500
     500,000 Empress River,
             10.75%................             04/01/02            457,500
   1,500,000 Trump Taj Mahal
             Funding, Incorporated,
             Zero Coupon...........             11/15/99            997,500
                                                                 ----------
                                                                  2,107,500
MOTION PICTURES, AMUSEMENT AND RECREATION
SERVICES-1.28%
       7,500 Capital Gaming International,
             Zero coupon...........             08/01/95              1,801
     750,000 Capital Gaming International,
             11.50%................             12/01/01            397,500
     750,000 Plitt Theater,
             10.875%...............             06/15/04            697,500
                                                                 ----------
                                                                  1,096,801
HEALTH SERVICES-2.34%
   1,000,000 Dade International,
             13.00%................             02/01/05          1,002,500
   1,000,000 Surgical Health Corporation,
             11.50%................             07/15/04          1,000,000
                                                                 ----------
                                                                  2,002,500
HOLDING COMPANIES-1.61%
     291,612 Falcon Holdings Group,
             11.00%................             09/15/03            253,702
   1,500,000 Total Renal Care,
             Step-up to 12.00%.....             08/15/04          1,125,000
                                                                 ----------
                                                                  1,378,702
TOTAL CORPORATE BONDS
  (Cost $40,002,311)...............                             $36,773,868
                                                                -----------


                                                      Shares            Value
                                                      ------            -----
COMMON STOCK-0.07%
MOTION PICTURES, AMUSEMENT AND
RECREATION SERVICES--0.07%
Capital Gaming International, Units                   20,003            60,008


                                                      Shares            Value
                                                      ------            -----
HOLDING COMPANIES-0.00%
Total Renal Care...................                   13,500                 0
                                                                      --------

TOTAL COMMON STOCK
  (Cost $113,513)..................                                     60,008
                                                                      --------

PREFERRED STOCK-0.34%
TELECOMMUNICATION-0.34%
Tele-Communications, Incorporated..                    5,000           290,000
                                                                      --------

TOTAL PREFERRED STOCK
  (Cost $480,000)..................                                   $290,000
                                                                      --------

WARRANTS-0.01%
Capital Gaming International,:
  Units, due 02/01/99..........                       15,188            10,441
  Warrants, due 02/01/99.......                        1,875                 0
BPL Holdings Corporation,
  due 04/15/04.................                        1,000                 0
                                                                      --------

TOTAL WARRANTS
  (Cost $0)..............................                             $ 10,441
                                                                      --------

  Principal
   Amount                                                               Value
   ------                                                               -----
REPURCHASE AGREEMENT-6.03%
$5,165,000     Repurchase Agreement with
               UBS Securities, dated 12/30/94
               at 5.75%, to be repurchased at
               $5,168,300 on 01/03/95,
               collateralized by $5,470,000
               U.S.Treasury Note, 6.75%
               due 05/31/99 (valued at
               $5,303,158, including
               interest).................                          $ 5,165,000
                                                                   -----------
TOTAL INVESTMENTS (Strategic Bond
  Trust) (Cost $91,058,816)..............                          $85,628,365
                                                                   ===========


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

GLOBAL GOVERNMENT BOND TRUST

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
U.S. TREASURY OBLIGATIONS-3.35%
  $7,500,000 U.S. Treasury Note,
             5.50%............................  04/15/00        $ 6,762,656
                                                                -----------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $7,257,422)...........................                  $ 6,762,656
                                                                -----------

FOREIGN GOVERNMENT OBLIGATIONS-71.73%
Government of Canada-9.25%
CAD 15,000,000Canada (Government of ),
                 7.25%........................  06/01/03          9,550,276
CAD  15,000,000  Quebec (Province of),
                  7.50%.......................  12/01/03          9,137,409
                                                                -----------
                                                                 18,687,685
GOVERNMENT OF SPAIN-11.85%
ESP 1,000,000,000     8.00%...................  05/30/04          5,994,302
ESP 1,500,000,000     10.25%..................  11/30/98         10,908,262
ESP 1,000,000,000     10.30%..................  06/15/02          7,027,540
                                                                -----------
                                                                 23,930,104
GOVERNMENT OF FRANCE-5.49
FRF 200,000,000  Oat Strip,
                      0%......................  04/25/23          3,377,645
FRF  50,000,000       Oat Principle,
                      5.50%...................  04/25/04          7,709,605
                                                                -----------
                                                                 11,087,250
REPUBLIC OF ITALY-13.02%
$        7,500,000    6.875%..................  09/27/23          5,880,750
ITL 20,000,000,000    10.00%..................  08/01/98         11,838,421
ITL 10,000,000,000    10.00%..................  08/01/03          5,504,163
ITL   5,000,000,000   12.00%..................  09/01/02          3,089,423
                                                                -----------
                                                                 26,312,757
GOVERNMENT OF SWEDEN-5.28%
 Yen 500,000,000      3.875%..................  06/21/99          4,958,325
 SEK 60,000,000       6.00%...................  02/09/05          5,716,131
                                                                -----------
                                                                 10,674,456

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
GOVERNMENT OF CHINA--4.18%
   $ 10,000,000  China Global Bond,
                 6.50%........................  02/17/04        $ 8,438,000
                                                                -----------

COMMONWEALTH OF AUSTRALIA-14.61%
AUD  15,000,000  New South Wales Treasury,
                 7.00%........................  04/01/04          9,288,816
AUD  15,000,000  Queensland Treasury,
                 8.00%........................  05/14/03         10,087,944
AUD  15,000,000  Treasury Corporation
                 of Victoria,
                 8.25%........................  10/15/03         10,132,135
                                                                -----------
                                                                 29,508,895
GOVERNMENT OF BELGIUM-2.57%
Yen 500,000,000  5.00%........................  12/17/99          5,186,784
                                                                -----------

REPUBLIC OF FINLAND-3.59%
$     7,500,000  6.75%........................  11/24/97          7,247,250
                                                                -----------

GOVERNMENT OF NEW ZEALAND-1.89%
NZD   6,000,000  9.00%........................  11/15/96          3,811,716
                                                                -----------

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS  (Cost $152,143,980)..............                 $144,884,897
                                                               ------------

SUPRANATIONAL ORGANIZATIONS-3.15%
DEM  10,000,000  European Investment Bank,
                   7.50%......................  11/04/02          6,366,159
                                                                -----------

TOTAL SUPRANATIONAL
OBLIGATIONS  (Cost $6,408,800)................                  $ 6,366,159
                                                                -----------




    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
CORPORATE BONDS-12.50%
BANKING & FINANCE-9.77%
ITL 5,000,000,000    Abbey National,
                     9.00%....................  04/08/04         $ 2,637,413
SEK    60,000,000    Exportfinas,
                     6.875%...................  02/09/04           6,099,522
DEM    10,000,000    LKB Baden Wurtenberg,
                     6.50%....................  09/15/08           5,620,805
Pound   4,000,000    Lloyds Bank,
                     7.375%...................  03/11/04           5,377,210
                                                                 -----------
                                                                  19,734,950
Services and Utilities-2.73%
Pound   4,000,000    British Telecommunication,
                     7.125%...................  09/15/03           5,524,273
                                                                 -----------

TOTAL CORPORATE BONDS
  (Cost $25,281,002)..........................                   $25,259,223
                                                                 -----------

OTHER BONDS (FOREIGN GOVERNMENT-
BACKED OR GUARANTEED)-6.34%
ELECTRIC, GAS & UTILITIES-5.45%
$    12,000,000   Tokyo Gas Company,
                 5.50%........................  07/21/98          11,002,800
                                                                 -----------

BANKING & FINANCE-0.89%
DEM   5,000,000   Finnish Export Credit,
                 6.75%........................  09/29/03           1,809,499
                                                                 -----------

TOTAL OTHER BONDS  (Foreign
 Government-Backed Or Guaranteed)
  (Cost $15,060,777)..........................                   $12,812,299
                                                                 -----------

  Principal
   Amount                                                               Value
   ------                                                               -----
REPURCHASE AGREEMENT-2.93%
$5,925,000     Repurchase Agreement with
               UBS Securities, dated 12/30/94
               at 5.625%, to be repurchased at
               $5,928,703 on 01/03/95,
               collateralized by $6,020 000
               U.S. Treasury Note, 6.125%
               due 07/31/96 (valued at
               $6,043,500, including
               interest).................                           $5,925,000
                                                                    ----------

TOTAL INVESTMENTS (Global Government
Bond Trust) (Cost $212,076,981)..........                         $202,010,234
                                                                  ============

Investment Quality Bond Trust

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
U.S. GOVERNMENT AGENCY AND MORTGAGE-
BACKED OBLIGATIONS-26.36%
FEDERAL HOME LOAN BANK-3.07%
  $3,500,000 7.00%.......................       06/20/01         $3,376,415
                                                                 ----------

FEDERAL HOME LOAN MORTGAGE
  CORPORATION-1.80%
   2,000,000 8.00%.......................       11/15/99          1,973,740
                                                                 ----------

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION-3.08%
   3,447,468 8.50%.................  06/01/17 - 07/01/24          3,384,989
                                                                 ----------

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION-17.64%
     970,904 7.00%.................  01/15/04 - 08/15/24            871,386
   6,696,749 7.50%.................  04/15/02 - 03/15/24          6,215,231
   3,684,502 8.00%.................  01/15/22 - 04/15/23          3,522,125
      51,868 8.20%.................             06/15/12             49,323
   8,879,432 8.50%.................  02/15/21 - 09/15/24          8,724,043
       2,716 9.50%.................             10/15/09              2,775
                                                                 ----------
                                                                 19,384,883

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
RESOLUTION FUNDING CORPORATION-0.77%
    $525,000 8.875%...........................  07/15/20         $   569,951
     240,000 9.375%...........................  10/15/20             273,600
                                                                 -----------
                                                                     843,551
TOTAL U.S. GOVERNMENT AGENCY AND
  MORTGAGE-BACKED OBLIGATIONS
  (Cost $30,315,413)..........................                   $28,963,578
                                                                 -----------


U.S. TREASURY OBLIGATIONS-34.01%
U.S. TREASURY BONDS-18.92%
    1,140,000  8.875%.........................  02/15/19           1,244,732
    2,250,000  9.250%.........................  02/15/16           2,531,610
    1,000,000  11.25%.........................  02/15/15           1,321,250
   11,800,000  12.00%.........................  08/15/13          15,690,342
                                                                 -----------
                                                                  20,787,934
U.S. TREASURY NOTES-15.09%
    1,415,000  6.375%.........................  08/15/02           1,295,602
    4,000,000  7.375%.........................  05/15/96           3,993,120
   11,000,000  8.875%.........................  11/15/97          11,290,510
                                                                 -----------
                                                                  16,579,232
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $38,355,406)..........................                   $37,367,166
                                                                 -----------


CORPORATE BONDS-29.08%
OIL & GAS EXPLORATION-0.77%
    900,000  AMOCO Canada
             Petroleum Company,
             Ltd, 7.95%.......................  10/01/22             830,565
                                                                 -----------

LUMBER & WOOD PRODUCTS-1.49%
  1,620,000  Boise Cascade
             Corporation, 9.85%...............  06/15/02           1,642,291
                                                                 -----------

TRANSPORTATION-0.44%
    470,000  Southern Ry Company,
             8.75%............................  10/15/03             484,523
                                                                 -----------


  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
COMMUNICATION SERVICES-2.97%
 $1,400,000  GTE Flordia,
             Incorporated, 6.31%....            12/15/02         $1,240,722
  2,025,000  Tele-Communications,
             Incorporated, 9.80%....            02/01/12          2,025,425
                                                                 ----------
                                                                  3,266,147
ELECTRIC, GAS & SANITARY SERVICES-5.06%
  2,000,000  The Coastal Corporation,
             8.125%.................            09/15/02          1,891,400
    820,000  Georgia Power
             Company, 4.75%.........            03/01/96            791,767
    587,000  Gulf States Utilities
             Company, 8.25%.........            04/01/04            568,956
  1,000,000  Korea Electric Power
             Corporation, 6.375%....            12/01/03            848,890
    250,000  Niagra Mohawk Power
             Corporation, 9.75%.....            11/01/05            253,688
    940,000  Potomac Electric Power
             Company, 7.60%.........            01/22/02            897,822
    300,000  Virginia Electric & Power
             Company, 9.375%........            06/01/98            308,163
                                                                 ----------
                                                                  5,560,686
BANKING & FINANCE-13.98%
    900,000  Associates Corporation
             of North America,
             6.875%.................            01/15/97            877,203
    470,068  Bellsouth Savings &
             Employee Credit
             Union, 9.19%...........            07/01/03            482,172
  1,500,000  Chrysler Financial
             Corporation, 6.625%....            08/15/00          1,372,965
  1,325,000  Comerica, Incorporated,
             7.125%.................            12/01/13          1,128,807
    290,000  Commercial Credit
             Group, Incorporated,
             10.00%.................            05/01/99            303,656
  2,000,000  Exxon Capital
             Corporation, 6.625%....            08/15/02          1,821,100


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
BANKING & FINANCE-CONTINUED
 $1,775,000  First National Bank of
             Boston, 8.00%....................  09/15/04         $ 1,684,369
    950,000  General Motors Acceptance
             Corportion, 6.00%................  01/11/99             865,498
  1,400,000  General Motors Acceptance
             Corporation, 7.00%...............  09/15/02           1,252,566
  1,340,000  KFW International
             Financial, Incorporated,
             8.85%............................  06/15/99           1,373,808
  1,000,000  National Westminster
             Bank PLC, 9.45%..................  05/01/01           1,051,910
    940,000  Texaco Capital,
             Incorporated, 8.93%..............  07/23/01             965,521
  1,500,000  World Savings and
             Loan Association,
             4.875%...........................  03/01/96           1,458,285
    725,000  Xerox Credit
             Corporation, 8.75%...............  02/14/95             726,827
                                                                 -----------
                                                                  15,364,687
HOLDING & INVESTMENT COMPANIES-4.37%
    350,000  Beneficial Corporation,
             8.40%............................  05/15/08             359,146
    470,000  Beneficial Corporation,
             8.90%............................  06/06/01             479,738
    900,000  Chase Manhattan
             Corporation, 8.00%...............  02/04/97             894,708
    775,000  Chemical Banking
             Corporation, 8.50%...............  02/15/02             769,443
  1,400,000  Fleet Norstar
             Financial Group,
             Incorporated, 9.90%..............  06/15/01           1,485,386
    900,000  Norwest Corporation,
             6.00%............................  03/15/00             812,070
                                                                 -----------
                                                                   4,800,491
TOTAL CORPORATE BONDS
  (Cost $33,634,113)..........................                  $ 31,949,390
                                                                 -----------


  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
FOREIGN BONDS-0.26%
    $250,000 New Zealand
             Government,
             10.625%..........................  11/15/05         $  289,063
                                                                 ----------

TOTAL FOREIGN BONDS
  (Cost $281,907).............................                   $  289,063
                                                                 ----------


SUPRANATIONAL ORGANIZATIONS-2.24%
   2,000,000 International Bank for
             Reconstruction and
             Development, (World
             Bank), 12.375%...................  10/15/02          2,461,900
                                                                 ----------

TOTAL SUPRANATIONAL ORGANIZATIONS
  (Cost $2,539,688)...........................                   $2,461,900
                                                                 ----------


FIXED INCOME - OTHER-6.15%
MISCELLANEOUS ASSET-BACKED SECURITIES-6.15%
  1,500,000  American Express
             Master Trust,
             Series 1992
             Class A, 6.60%...................  05/15/00          1,407,645
  2,542,228  Premier Auto Trust,
             Series 1993
             Class A2, 4.65%..................  11/02/99          2,419,082
  1,500,000  Premier Auto Trust,
             Series 1994
             Class A3, 6.35%..................  05/02/00          1,447,500
  1,500,000  Standard Credit
             Card Master Trust,
             Series 1991
             Class A, 7.88%...................  11/07/98          1,480,770
                                                                 ----------

TOTAL FIXED INCOME - OTHER
  (Cost $6,993,837)...........................                   $6,754,997
                                                                 ----------



    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


 Prinicipal
   Amount                                                               Value
   ------                                                               -----
REPURCHASE AGREEMENT-1.90%
$2,092,000    Repurchase Agreement with UBS
              Securities dated 12/30/94 at 5.50%, to
              be repurchased at $2,093,278 on
              01/03/95, collateralized by $1,685,000
              U.S.Treasury Bond, 11.625% due
              11/15/04 (valued at $2,135,354,
              including interest)........                           $2,092,000
                                                                    ----------

TOTAL INVESTMENTS (Investment Quality
  Bond Trust) (Cost $114,212,364)........                         $109,878,094
                                                                  ============

U.S. GOVERNMENT SECURITIES TRUST

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
U.S. GOVERNMENT AGENCY AND
MORTGAGE - BACKED OBLIGATIONS-48.40%
FEDERAL HOME LOAN BANK-7.10%
    $250,000  6.49%...........................  09/08/97         $   241,093
   9,000,000  6.59%...........................  08/11/97           8,640,000
   8,000,000  8.25%...........................  09/25/96           8,050,000
                                                                 -----------
                                                                  16,931,093
FEDERAL HOME LOAN MORTGAGE
  CORPORATION-19.04%
     870,530  6.50%, Class D..................  02/15/02             866,987
      60,868  6.50%...........................  07/01/06              58,861
  11,626,001  6.65%, Series 1477..............  05/15/18          10,499,674
     217,118  7.00%...........................  12/01/04             206,114
     264,883  8.25%...........................  07/01/06             256,158
  28,000,000  8.50% TBA**.....................  07/25/24          27,545,000
   5,625,933  10.75%................ 09/01/09 - 03/01/16           5,985,459
                                                                 -----------
                                                                  45,418,253
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION-19.95%
  16,250,000  5.94%...........................  01/29/98          15,368,763
     310,560  6.50%...........................  10/01/05             292,675
  20,000,000  8.00% TBA**.....................  01/01/99          19,156,200
   5,908,528  8.00%................. 08/01/04 - 12/01/24           5,659,846

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION-CONTINUED
    $440,174    8.25%.........................  09/01/08         $   425,146
      79,582    8.50%.........................  02/01/09              79,752
     423,434    8.75%.........................  08/01/09             417,988
       7,445  10.00%..........................  04/01/16               7,808
      41,661  10.50%..........................  03/01/16              44,319
     963,621  11.00%...............  02/01/09 - 12/01/15           1,039,811
   2,257,139  12.00%...............  02/01/98 - 02/01/16           2,470,479
   2,404,123  12.50%...............  05/01/12 - 05/01/15           2,647,540
                                                                 -----------
                                                                  47,610,327
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION-0.41%
     282,541    7.50%.........................  02/15/07             273,203
      18,146    8.00%.........................  10/15/05              18,026
     491,702    9.50%.........................  09/15/20             507,220
      68,403  11.00%..........................  09/15/15              74,303
     103,663  11.50%...............  02/15/13 - 07/15/13             113,899
                                                                 -----------
                                                                     986,651
TENNESSEE VALLEY AUTHORITY-1.90%
  4,500,000  8.25%............................  11/15/96           4,526,145
                                                                 -----------


TOTAL U.S. GOVERNMENT AGENCY AND
MORTGAGE - BACKED OBLIGATIONS
  (Cost $117,348,117).........................                  $115,472,469
                                                                ------------

U.S. TREASURY OBLIGATIONS-23.20%
U.S. TREASURY BONDS-11.19%
   5,000,000    8.875%........................  08/15/17           5,446,850
1  7,000,000  11.875%.........................  11/15/03          21,260,540
                                                                 -----------
                                                                  26,707,390
U.S. TREASURY NOTES-12.01%
  10,000,000  5.875%..........................  05/31/96           9,782,800
  11,000,000    6.50%.........................  09/30/96          10,802,330
     750,000    7.25%.........................  08/31/96             745,665
   7,300,000  7.875%..........................  11/15/04           7,320,513
                                                                 -----------
                                                                  28,651,308

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $56,685,766)..........................                   $55,358,698
                                                                 -----------

**  Purchased on a forward commitment (Note 2).

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(Showing percentage of total value of investments)
--------------------------------------------------------------------------------

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
COLLATERALIZED MORTGAGE OBLIGATIONS-4.72%
    $153,001  Collateralized Mortgage
              Securities Company,
              Series 88, Class 11
              9.20%, (Collateralized
              by FNMA 9.50%)..................  07/01/03         $  154,579
     108,404  Drexel Burnham Lambert,
              9.30%, (Collateralized
              by GNMA 10.00%).................  06/01/17            110,742
      86,472  Goldman Sachs Trust 7,
              Series C, Class C2
              9.10%, (Collateralized
              by FNMA 9.50%)..................  04/27/17             86,688
      73,281  Merrill Lynch Trust XXV,
              Class B, 8.75%,
              (Collateralized by
              FHLMC 10.00%)...................  03/20/19             73,143
   8,772,268  Ryland Acceptance
              Corporation Four, 86F
              8.75%, (Collateralized
              by GNMA 9.50%)..................  04/01/19          8,566,645
   2,456,578  Shearson Lehman,
              Incorporated, 7.50%,
              (Collateralized by
              GNMA 11.50%)....................  06/01/18          2,276,928
                                                                 ----------

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS  (Cost $12,334,178)...............                  $11,268,725
                                                                -----------

SHORT TERM INVESTMENT-0.78%
    2,000,000  United States Treasury Bills,
               zero coupon due 12/14/95.......                   $1,870,935
                                                                 ----------


  Principal
   Amount                                                               Value
   ------                                                               -----
REPURCHASE AGREEMENTS-22.90%***
$27,316,000    Repurchase Agreement with State
               Street Bank & Trust, dated 12/30/94
               at 5.50%, to be repurchased at
               $27,332,693 on 01/03/95, collater-
               alized by $28,410 000 U.S. Treasury
               Note, 6.50% due 05/15/97 (valued
               at $28,096,977, including
               interest)..........................                $27,316,000
                                                                 ------------

27,316,000     Repurchase Agreement with
               UBS Securities, dated 12/30/94
               at 5.75%, to be repurchased at
               $27,333,452 on 01/03/95,
               collateralized by $28,910 000
               U.S. Treasury Note, 6.75%
               due 05/31/99 (valued at
               $28,028,206, including
               interest)..........................                 27,316,000
                                                                 ------------
                                                                  $54,632,000
TOTAL INVESTMENTS
 (U.S. Government Securities Trust)
  (Cost $242,870,996)....................                        $238,602,827
                                                                 ============

MONEY MARKET TRUST

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS-31.03%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION-15.99%
  $5,000,000 5.60%.................             01/18/95         $ 4,986,778
   5,000,000 5.65%.................             01/31/95           4,976,458
  13,385,000 5.90%.................             01/04/95          13,378,419
20,530,000   6.25%.................             01/03/95          20,522,872
                                                                  ----------
                                                                  43,864,527

*** At December 31, 1994 a portion of these securities was pledged to cover forward commitments purchased.

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION-8.51%
$ 23,405,000 5.96%............................  01/18/95         $23,339,128
                                                                 -----------

STUDENT LOAN MARKETING ASSOCIATION-6.53%
  10,000,000 FRN, 5.91%.......................  09/28/98          10,000,000
   7,900,000 FRN, 5.92%.......................  02/22/99           7,901,064
                                                                 -----------
                                                                  17,901,064

TOTAL U.S. GOVERNMENT
  AGENCY OBLIGATIONS..........................                   $85,104,719
                                                                 -----------

COMMERCIAL PAPER-68.61%
 10,000,000  American General Finance
             Corporation, 6.00%...............  01/09/95         9,986,667
  9,000,000  American Home Products
             Corporation, 5.92%...............  02/06/95         8,946,720
  5,000,000  Associates Corporation of
             North America, 6.05%.............  01/30/95         4,975,632
  5,000,000  Associates Corporation of
             North America, 6.06%.............  01/26/95         4,978,958
 10,000,000  BP Australia Finance,
             Ltd, 6.07%.......................  01/12/95         9,981,453
  9,000,000  Bank of New York,
             Wilmington, FRN,
              5.69%...........................  06/02/95         8,999,625
  9,000,000  Bear Stearns Companies,
             Incorporated, 6.09%..............  01/31/95         8,954,325
 10,000,000  CIESCO, L.P,.5.95%...............  01/05/95         9,993,389
  2,400,000  Carolina Telephone and
             Telegraph Company,
             6.00%............................  01/10/95         2,396,400
  2,000,000  Central & South West
             Corporation, 6.05%...............  01/10/95         1,996,975
  9,000,000  Chrysler Financial
             Corporation, 5.80%...............  01/23/95         8,968,100
  5,000,000  Corestates Capital
             Corporation, 5.69%...............  03/28/95         5,000,000
  8,000,000  Delaware Funding
             Corporation, 6.03%...............  01/11/95         7,986,600

  Principal
   Amount                                       Maturity          Value
   ------                                       --------          -----
COMMERCIAL PAPER-continued
$10,000,000  General Motors
             Acceptance Corporation,
             5.85%............................  01/18/95         $  9,972,375
  8,000,000  Generale Bank,
             Incorporated, 5.50%..............  01/31/95            7,963,333
  8,000,000  Government Development
             Bank of Puerto Rico,
             6.10%............................  01/13/95            7,983,733
 10,000,000  IBM Credit Corporation,
             6.07%............................  01/12/95            9,981,453
  9,000,000  National Australia
             Funding, Corporation,
             6.00%............................  01/03/95            8,997,000
  6,000,000  Preferred Receivables
             Funding, Corporation,
             6.00%............................  01/10/95            5,991,000
  3,000,000  Preferred Receivables
             Funding, Corporation,
             6.10%............................  01/05/95            2,997,967
  9,000,000  Sears Roebuck Acceptance
             Corporation, 5.55%...............  02/03/95            8,954,212
  9,000,000  SMM Trust, 94-H FRN,
             6.03%............................  02/22/95            8,999,635
  9,000,000  Society National Bank,
             FRN, 5.59%.......................  05/18/95            8,996,283
  5,000,000  Texaco, Incorporated,
             6.00%............................  01/13/95            4,990,000
  9,200,000  Washington Gas Light
             Company, 6.00%...................  01/05/95            9,193,868
                                                                   ----------

TOTAL COMMERCIAL PAPER........................                   $188,185,703
                                                                 ============


    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

  Principal
   Amount                                                               Value
   ------                                                               -----
REPURCHASE AGREEMENT-0.36%
   $976,000    Repurchase Agreement with
               Donaldson Lufkin Jenrette
               Securities Corporation, dated
               12/30/94 at 5.875%, to be
               repurchased at $976,637 on
               01/03/95, collateralized by
               $974,000 U.S.Treasury Note,
               8.375%. due 04/15/95
               (valued at $1,017,584,
               including interest).......                             $976,000
                                                                      --------


TOTAL INVESTMENTS
  (Money Market Trust)...................                         $274,266,422
                                                                  ============

    The accompanying notes are an integral part of the financial statements.

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(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

ASSET ALLOCATION TRUSTS

                                         AGGRESSIVE                   MODERATE                  CONSERVATIVE
                                   -----------------------     -----------------------     ------------------------
                                    SHARES        VALUE         SHARES        VALUE         SHARES         VALUE
                                   ---------    ----------     ----------   ----------     ----------    ----------
COMMON STOCKS:                       71.29%                       50.14%                      27.77%
AGRICULTURE:                                         0.07%                       0.06%                        0.03%
Carter Holt Harvey..............    31,900     $   65,348        83,000     $ 170,028        10,100      $  20,690
Dekalb Genetics Corporation,
  Class B.......................     2,500         66,875         5,900       157,825         1,400         37,450
                                               ----------                   ---------                    ---------
                                                  132,223                     327,853                       58,140

MINING:                                              1.01%                       0.71%                        0.47%
American Barrick Resources
  Corporation...................     4,100         91,225         4,800       106,800         2,300         51,175
Amoco Corporation...............     8,100        478,913        16,700       987,387         5,500        325,187
Broken Hill Proprietary
  Company, Ltd..................    12,459        189,165        32,517       493,706         3,950         59,973
Camco International
  Incorporated..................     2,500         47,188         5,600       105,700         1,600         30,200
Nacco Industries, Incorporated,
  Class A.......................     3,200        154,800         8,600       416,025         1,600         77,400
Newmont Mining Corporation......    12,800        460,800        31,100     1,119,600         7,200        259,200
Pittston Minerals Group.........     6,700        170,850        17,900       456,450         4,600        117,300
Questar Corporation.............     2,600         71,500         6,500       178,750         1,400         38,500
Santa Fe Pacific Gold Corporation*   2,340         30,127         5,160        66,435         1,000         12,875
Sungei Way Holdings.............    27,000        107,852        65,000       259,644         9,000         35,951
                                               ----------                   ---------                   ----------
                                                1,802,420                   4,190,497                    1,007,761

OIL &GAS EXPLORATION:                                4.86%                       3.24%                        1.99%
Amerada Hess Corporation........    14,500        661,563        35,300     1,610,563         8,400        383,250
Ampolex, Ltd....................    61,144        164,998       159,199       429,600        19,367         52,262
Anadarko Petroleum Corporation..     ---            ---           ---           ---             700         26,950
British Petroleum Company,
  PLC, ADR......................    17,700      1,413,787        40,000     3,195,000         9,500        758,812
Burlington Resources,
  Incorporated..................     2,300         80,500         6,300       220,500         1,200         42,000
Chevron Corporation.............     2,100         93,713         4,700       209,738         2,900        129,413
E.I. Du Pont De Nemours &
  Company.......................    23,000      1,293,750        51,300     2,885,625        13,000        731,250
Exxon Corporation...............     8,000        486,000        11,500       698,625         1,400         85,050
Halliburton Company.............    32,100      1,063,313        75,200     2,491,000        17,300        573,063
Mobil Corporation...............     4,700        395,975        12,300     1,036,275         2,100        176,925
Occidental Petroleum
  Corporation...................     1,200         23,100         7,400       142,450          ---            ---

* Non-income producing.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          AGGRESSIVE                   MODERATE                  CONSERVATIVE
                                    -----------------------     -----------------------     ------------------------
                                     SHARES        VALUE         SHARES        VALUE         SHARES         VALUE
                                    ---------    ----------     ----------   ----------     ----------    ----------
OIL &GAS EXPLORATION - CONTINUED
OMV, AG*........................       820       $   69,464         2,040     $   172,813        ---            ---
Pacific Enterprises.............    33,900          720,375        43,700         928,625      10,800      $  229,500
Schlumberger, Ltd...............    16,500          831,187        39,000       1,964,624       8,800         443,300
Total, SA, Class B*.............     8,650          502,383        21,350       1,239,987       2,800         162,621
Total, SA, ADR..................    12,200          359,900        27,600         814,200       6,300         185,850
Unocal Corporation..............    20,300          553,175        44,300       1,207,175       9,000         245,250
                                                 ----------                   -----------                  ----------
                                                  8,713,183                    19,246,800                   4,225,496

FOOD PRODUCTS:                                         3.52%                         2.39%                       1.61%
Anheuser-Busch Companies,
  Incorporated..................       900           45,788         ---             ---         1,300          66,138
Archer-Daniels-Midland Company..    15,526          320,224        39,367         811,944      10,264         211,695
The Coca-Cola Company...........     5,800          298,700        10,800         556,200       2,700         139,050
CPC International, Incorporated.     6,200          330,150        17,100         910,575       4,700         250,275
Dean Foods Company..............    10,800          313,200        20,300         588,700       4,700         136,300
Dr. Pepper/Seven-Up Companies,
  Incorporated*.................     8,300          212,687        22,300         571,438       5,900         151,187
Dole Food Company, Incorporated.     8,900          204,700        18,600          427,800      3,500          80,500
Goodmark Foods, Incorporated....     4,600           75,900        10,800         178,200       2,600          42,900
Hershey Foods Corporation.......      ---             ---            ---            ---           300          14,513
House Foods Corporation.........    13,000          258,434        33,000         656,024       4,000          79,518
Kirin Brewery Company...........    35,000          390,060        84,000         936,145      12,000         133,735
Pepsico, Incorporated...........    17,600          638,000        40,900       1,482,625      11,300         409,625
Philip Morris Companies,
  Incorporated..................    37,900        2,179,250        87,000       5,002,500      20,900       1,201,750
Ralcorp Holdings, Incorporated*.    15,266          339,668        34,100         758,725       7,800         173,550
Ralston Purina Company..........     8,000          357,000        14,000         624,750       4,100         182,962
Tootsie Roll Industries,
  Incorporated..................     1,618           99,507         3,700         227,550       1,200          73,800
Tyson Foods, Incorporated,
  Class A.......................    11,300          240,125        22,000         467,500       3,300          70,125
                                                 ----------                   -----------                  ----------
                                                  6,303,393                    14,200,676                   3,417,623

TEXTILE MILL PRODUCTS:                                 0.13%                         0.09%                       0.07%
Jones Apparel Group,
  Incorporated*.................     2,700           69,525          7800         200,850       1,600          41,200
Masland Corporation.............     5,000           78,125        11,400         178,125       3,200          50,000
Warnaco Group, Incorporated,
  Class A*......................     4,800           82,800        10,600         182,850       3,400          58,650
                                                 ----------                   -----------                  ----------
                                                    230,450                       561,825                     149,850

* Non-income producing.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                            AGGRESSIVE                   MODERATE                  CONSERVATIVE
                                      -----------------------     -----------------------     ------------------------
                                       SHARES        VALUE         SHARES        VALUE         SHARES         VALUE
                                      ---------    ----------     ----------   ----------     ----------    ----------
FURNITURE & FIXTURES:                                    0.06%                       0.02%                        0.01%
Syratech Corporation*...........        3,500      $   64,313        7,600     $  139,650          ---            ---
Weyerhaeuser Company............        1,200          45,000         ---           ---            ---            ---
Willamette Industries, Incorporated      ---            ---           ---           ---            600      $   28,500
                                                   ----------                  ----------                   ----------
                                                      109,313                     139,650                       28,500
PAPER, PRINTING &
  PUBLISHING:                                            1.75%                       1.19%                        0.63%
Caraustar Industries,
  Incorporated..................        2,000          44,500        5,700        126,825        1,000          22,250
Consolidated Papers,
  Incorporated..................          700          31,500         ---           ---           ---            ---
International Paper Company.....        3,100         233,663        7,700        580,388        2,400         180,900
James River Corporation
  of Virginia...................        2,700          54,675        3,200         64,800         ---            ---
McClatchy Newspapers,
  Incorporated, Class A.........        3,900          83,850        8,100        174,150        2,700          58,050
Meredith Corporation............        1,200          55,950        2,000         93,250        1,300          60,613
Mirror Group, PLC...............      128,000         260,365      314,100        638,914       41,900          85,229
New Oji Paper Company...........       30,000         316,265       78,000        822,289        9,000          94,880
News International..............       60,000         200,908        ---            ---           ---            ---
Nippon Paper Industries.........       40,000         293,976      105,000        771,686       13,000          95,541
Pulitzer Publishing Company.....        2,500         100,313        5,700        228,713        1,400          56,175
The E.W. Scripps Company
  Class A.......................        4,000         121,000        8,500        257,125         ---            ---
Temple-Inland, Incorporated.....       22,800       1,028,850       52,200      2,355,525       12,800         577,600
Times Mirror Company............        2,000          62,750        5,100        160,013        1,200          37,650
Ver Ned Uitgevers...............        2,350         243,948        6,050        628,037          750          77,856
Westvaco Corporation............         ----           ---          4,000        157,000         ---            ---
                                                   ----------                  ----------                   ----------
                                                    3,132,513                   7,058,715                    1,346,744

CHEMICALS PRODUCTS:                                      7.12%                       4.95%                        2.99%
Akzo Nobel N.V., ADR............        2,500         145,313        6,600        383,625        2,000         116,250
Azko Nobel N.V..................        1,750         202,028        4,750        548,361          700          80,811
Allergan, Incorporated..........       21,900         618,675       50,100      1,415,325       11,800         333,350
American Home Products
  Corporation...................        2,900         181,975        4,300        269,825        1,400          87,850
ARCO Chemical Company...........        4,800         211,200        8,700        382,800        2,100          92,400
Baxter International,
  Incorporated..................       13,800         389,850       32,900        929,425        8,600         242,950
Bristol Myers Squibb Company....        5,800         335,675       11,400        659,775        1,400          81,025

* Non-income producing.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                             AGGRESSIVE                   MODERATE                  CONSERVATIVE
                                       -----------------------     -----------------------     ------------------------
                                        SHARES        VALUE         SHARES        VALUE         SHARES         VALUE
                                       ---------    ----------     ----------   ----------     ----------    ----------
CHEMICALS PRODUCTS - CONTINUED
CCA Industries, Incorporated*...         12,500     $   49,219       28,400     $   111,825       6,300      $   24,806
CellPro, Incorporated*..........          6,400         63,200       13,700         135,288        ---             ---
Ciba-Geigy, AG*.................            165         98,445          505         301,303          55          32,815
Cor Therapeutics, Incorporated*.          7,600         83,600       16,800         184,800       4,100          45,100
Cytec Industries, Incorporated*.          4,300        167,700       10,300         401,700       2,300          89,700
The Dial Corporation............         31,000        658,750       74,400       1,581,000      14,600         310,250
The Dow Chemical Company........          6,100        410,225       15,800       1,062,550       3,100         208,475
Eastman Chemical Company........          5,200        262,600       11,200         565,600       2,200         111,100
Elan Corporation, PLC, ADR*.....           ---            ---         4,100         146,063         500          17,813
Eli Lilly and Company...........           ---            ---          ---             ---        1,600         105,000
Genentech, Incorporated*........         10,200        462,825       21,300         966,488       4,600         208,725
W.R. Grace & Company............         25,800        996,525       59,600       2,302,050      14,900         575,513
Great Lakes Chemical Corporation          1,800        102,600        2,100         119,700         300          17,100
Guest Supply, Incorporated*.....          3,800         72,200        6,000         114,000       1,500          28,500
Imperial Chemical Industries,
  PLC, ADR......................          4,900        227,850       12,000         558,000       3,100         144,150
Johnson & Johnson...............          7,800        427,050       17,900         980,025       4,900         268,275
London International
  Group, PLC*...................        343,500        483,727      894,500       1,259,662     108,800         153,215
Nicca Chemical Company..........          8,000        115,663       21,000         303,614       3,000          43,373
Olin Corporation................           ---            ---          ---             ---          300          15,450
Pfizer, Incorporated............          9,900        764,775       22,300       1,722,675       6,000         463,500
PPG Industries, Incorporated....          2,000         74,250        2,400          89,100        ---             ---
Protein Design Laboratories,
  Incorporated*.................          3,100         48,825        6,600         103,950       1,600          25,200
Sankyo Company*.................         25,000        622,490       60,000       1,493,976       8,000         199,197
Sankyo Company NPV*.............          2,000        134,538        5,000         336,345       1,000          67,269
Schering, AG*...................            900        590,630        2,250       1,476,576         300         196,878
Schering-Plough Corporation.....         22,200      1,642,800       49,900       3,692,600      11,500         851,000
Sequa Corporation, Class A*.....          2,000         52,000         ---             ---        1,300          33,800
Solvay..........................            250        118,673          700         332,285         100          47,469
Union Carbide Corporation.......         15,300        449,437       35,000       1,028,125       9,400         276,125
Warner-Lambert Company..........         14,100      1,085,700       33,300       2,564,100       8,100         623,700
Watson Pharmaceuticals,
  Incorporated*.................          4,300        112,875        9,300         244,125       2,100          55,125
Yamanouchi Pharmaceutical.......         11,000        226,406       28,000         576,305       4,000          82,329
Zenith Laboratories, Incorporated*        2,100         51,713        3,600          88,650        ---             ---
                                                   -----------                  -----------                  ----------
                                                    12,742,007                   29,431,616                   6,355,588

* Non-income producing.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                               AGGRESSIVE                   MODERATE                  CONSERVATIVE
                                         -----------------------     -----------------------     ------------------------
                                          SHARES        VALUE         SHARES        VALUE         SHARES         VALUE
                                         ---------    ----------     ----------   ----------     ----------    ----------
RUBBER & PLASTIC:                                           0.72%                       0.54%                        0.28%
Bandag, Incorporated............           6,000      $  363,000       13,900     $  840,950         3,000     $  181,500
Bridgestone Corporation.........          24,000         375,904       59,000        924,096         9,000        140,964
Coleman Company, Incorporated*..            ---             ---          ---            ---          1,000         35,125
Goodyear Tire & Rubber
  Company.......................           4,800         161,400       11,700        393,412         2,700         90,788
Park-Ohio Industries, Incorporated*         ---             ---         5,600         72,100         1,000         12,875
Pirelli Tyre Holdings*..........          22,950         137,496       59,750        357,970         7,250         43,435
WPP Group, PLC..................         148,000         253,575      365,000        625,372        48,900         83,783
                                                      ----------                  ----------                   ----------
                                                       1,291,375                   3,213,900                      588,470

BUILDING MATERIALS & CONSTRUCTION:                          1.78%                       1.21%                        0.54%
Corporacion Financiera Alba.....           3,800         161,094        7,900        334,906         1,200         50,872
Georgia-Pacific Corporation.....           5,800         414,700       11,800        843,700         2,500        178,750
Holderbank Financiere Glarus, AG             270         204,408          400        302,827            90         68,136
Ishikawajima Construction Material         7,000         119,478       19,000        324,297         2,000         34,137
Japan Foundation Engineer.......           7,000         145,482       16,600        345,000         2,400         49,880
Kaneshita Construction..........           8,000         112,450       23,000        323,293         3,000         42,169
Kyocera Corporation.............           3,000         222,590        5,000        370,984         1,000         74,196
Lafarge Corporation.............          15,900         282,225       24,100        427,775         4,000         71,000
Marui Company...................          24,000         438,554       59,000      1,078,112         8,000        146,185
Medusa Corporation..............           6,100         149,450       16,150        395,675         3,800         93,100
Schuler Homes, Incorporated*....           1,700          24,225        4,300         61,275           900         12,824
Sho Bond Corporation............           5,000         130,522       13,000        339,357         2,000         52,209
Tesco, PLC......................         191,500         746,104      499,200      1,944,936        66,700        259,870
Wickes Lumber Company*..........           4,100          42,025       10,700        109,675         1,800         18,450
                                                      ----------                  ----------                   ----------
                                                       3,193,307                   7,201,812                    1,151,778

METAL PRODUCTS:                                             1.71%                       1.23%                        0.67%
British Steel, PLC*.............          84,500         203,614      237,400        572,048        31,000         74,699
Hitachi, Ltd....................          83,000         824,167      204,000      2,025,663        29,000        287,962
Outokumpu OY*...................           8,300         152,406       21,600        396,623         2,650         48,660
Rockwell International
  Corporation...................           3,100         110,825        7,500        268,125         2,800        100,100
Texas Instruments, Incorporated.          14,400       1,078,200       32,800      2,455,900         9,300        696,338
Tostem Corporation..............          13,000         379,819       28,000        818,072         4,000        116,867
Transtechnology Corporation.....           4,100          47,150        9,500        109,250         2,300         26,450
Ugine, SA.......................           3,700         259,783        9,600        674,031         1,150         80,743
                                                      ----------                  ----------                   ----------
                                                       3,055,964                   7,319,712                    1,431,819

* Non-income producing.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                             AGGRESSIVE                   MODERATE                  CONSERVATIVE
                                       -----------------------     -----------------------     ------------------------
                                        SHARES        VALUE         SHARES        VALUE         SHARES         VALUE
                                       ---------    ----------     ----------   ----------     ----------    ----------
INDUSTRIAL & COMMERICAL MACHINERY:                        3.52%                        2.46%                       1.53%
ASTEC Industries, Incorporated*..      3,100        $   39,525        6,400     $    81,600         1,400    $   17,850
Canon, Incorporated.............      20,000           339,357       53,000         899,297         6,000       101,807
Caterpillar, Incorporated.......      11,900           655,987       25,500       1,405,688         6,200       341,775
Cincinnati Milacron,
  Incorporated..................        ---               ---         2,800          66,150           500        11,813
Cisco Systems, Incorporated*....       2,600            91,325        4,200         147,525         1,400        49,175
Compaq Computer
  Corporation*..................      18,300           722,850       40,100       1,583,950         9,100       359,450
CrossComm Corporation*..........      14,000           161,000       29,000         333,500         8,200        94,300
Digital Equipment Corporation*..       8,800           292,600       19,400         645,050         4,300       142,975
EMC Corporation*................       7,500           162,188       15,900         343,838         3,700        80,013
Fedders Corporation, Class A*...        ---               ---          ---             ---          3,050        16,013
Fedders USA, Incorporated*......      10,000            71,250       23,800         169,575         6,100        43,463
Goulds Pumps, Incorporated......       6,500           140,562       13,700         296,263         3,600        77,850
Harnischfeger Industries,
  Incorporated..................      10,791           303,497       24,634         692,831         6,691       188,184
International Business
  Machines Corporation..........      24,300         1,786,050       57,900       4,255,650        14,600     1,073,100
International Imaging Material*.       4,500           146,250        9,700         315,250         2,800        91,000
Liberty Technologies, Incorporated*     ---               ---       11,800          44,250         3,000        11,250
Mannesmann, AG..................         900           245,080        1,900         517,390           300        81,693
Natural Microsystems
  Corporation*..................       5,200            68,900       12,300         162,975         2,200        29,150
Sharp Corporation...............      32,000           578,313       79,000       1,427,711        12,000       216,867
Sony Corporation................       4,400           249,599       12,000         680,722         1,600        90,762
Sun Microsystems, Incorporated*..      6,800           241,400       16,100         571,550         4,000       142,000
                                                    ----------                  -----------                  ----------
                                                     6,295,733                   14,640,765                   3,260,490
ELECTRONIC & OTHER ELECTRICAL
  EQUIPMENT:                                              5.54%                        3.90%                       2.00%
Advanced Micro Devices,
  Incorporated*.................       6,700           166,663       15,300         380,588         3,700        92,038
Boston Scientific Corporation*..       2,600            45,175        5,200          90,350         1,600        27,800
Cabletron Systems,
  Incorporated*.................       5,450           253,425       11,300         525,450         2,900       134,850
Ericsson L.M. Telephone
  Company, ADR..................       6,800           374,850       13,500         744,188         3,200       176,400
Fanuc...........................       8,000           376,707       20,000         941,767         2,000        94,177
Fujitsu, Ltd....................      43,000           436,044      105,000       1,064,759        15,000       152,108

* Non-income producing.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                AGGRESSIVE                MODERATE                 CONSERVATIVE
                                                           ---------------------   ----------------------      --------------------
                                                           SHARES       VALUE      SHARES       VALUE          SHARES      VALUE
                                                           ------    -----------   -------   ------------      ------   -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - CONTINUED:
General Electric Company ...........................       58,700    $2,993,700    134,900   $ 6,879,900       30,100   $1,535,100
Gentex Corporation* ................................        1,600        38,800      3,500        84,875          800       19,400
Hitachi Metals, Ltd. ...............................        7,000        85,743     17,000       208,233        2,000       24,498
Intel Corporation ..................................        7,200       459,900     16,200     1,034,775        3,600      229,950
Matsushita Electric Industrial
  Company, Ltd. ....................................       46,000       757,430    113,000     1,860,643       17,000      279,920
Mitsubishi Electric Corporation ....................       77,000       546,576    187,000     1,327,400       27,000      191,657
Motorola, Incorporated .............................        8,300       480,363     17,500     1,012,813        4,700      272,013
National Semiconductor
  Corporation* .....................................        2,600        50,700      5,800       113,100        1,200       23,400
NEC Corporation ....................................       38,000       434,940     93,000     1,064,458       14,000      160,241
Network General Corporation* .......................        1,700        43,669         --            --           --           --
Nippon Denwa Shisetsu ..............................        9,000       118,373     24,000       315,663        3,000       39,458
Nokia OY (AB) ......................................        2,350       347,193      6,150       908,611          750      110,806
Omron Corporation ..................................       15,000       275,602     36,000       661,446        5,000       91,867
Philips Electronics* ...............................       27,150       803,912     67,100     1,986,831        9,000      266,490
Raytheon Company ...................................        1,700       108,587      5,100       325,763           --           --
Sanmina Corporation* ...............................        5,200       141,700     10,900       297,025        2,500       68,125
Scientific-Atlanta, Incorporated ...................        2,900        60,900      6,600       138,600        1,300
                                                                                                                            27,300
Spacelabs Medical, Incorporated* ...................        2,800        65,100      6,100       141,824        1,900       44,176
Sumitomo Electric Industries, Ltd ..................       23,000       327,912     59,000       841,164        7,000       99,799
Thermo Electron Corporation* .......................        1,700        76,287      3,100       139,112        1,700       76,288
TSI, Incorporated ..................................        2,200        18,150         --            --        1,200        9,900
Xilinx, Incorporated* ..............................          600        35,550      1,000        59,250           --           --
                                                                     ----------              -----------                ----------
                                                                      9,923,951               23,148,587                 4,247,759

TRANSPORTATION EQUIPMENT:                                                  3.61%                    2.61%                     1.37%
AlliedSignal, Incorporated .........................        3,200       108,800     16,400       557,600        5,400      183,600
Autozone, Incorporated* ............................        8,900       215,825     19,000       460,750        4,200      101,850
Bayerische Motorenwerk, AG .........................          550       271,859      1,300       642,576          150       74,143
Boeing Company .....................................        5,900       275,825     13,000       607,750        3,200      149,600
Chrysler Corporation ...............................        6,200       303,800     13,800       676,200        3,200      156,800
Echlin, Incorporated ...............................        2,900        87,000      4,500       135,000        1,100       33,000
Ford Motor Company .................................       28,300       792,400     64,200     1,797,600       15,900      445,200
General Motors Corporation .........................        8,400       354,900     17,400       735,150        4,600      194,350
Honda Motor Company, Ltd. ..........................       17,000       302,108     44,000       781,928        5,000       88,855
Martin Marietta Corporation ........................        1,800        79,875         --            --           --           --

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                AGGRESSIVE                MODERATE                CONSERVATIVE
                                          ----------------------   ----------------------     ---------------------
                                          SHARES        VALUE      SHARES       VALUE         SHARES       VALUE
                                          ------     -----------   -------   ------------     -------   -----------
TRANSPORTATION EQUIPMENT - CONTINUED
McDonnell Douglas Corporation ......          700    $   99,400      1,600   $   227,200          300   $   42,600
Monro Muffler/Brake,
  Incorporated* ....................        4,200        72,450      9,400       162,150        2,200       37,950
Nissan Motor Company, Ltd. .........       18,000       148,735     48,000       396,627        6,000       49,578
Northrop Grumman
  Corporation ......................        1,000        42,000      2,000        84,000          600       25,200
Rollins Truck Leasing
  Corporation ......................       16,050       190,594     37,800       448,875        9,400      111,625
A.O. Smith Corporation .............       12,400       303,800     28,300       693,350        6,700      164,150
Spartan Motors, Incorporated .......        5,300        70,888     11,900       159,163        2,900       38,788
Textron, Incorporated ..............        8,600       433,225     18,500       931,938        5,000      251,875
Toyota Motor Corporation ...........       52,000     1,096,386    125,000     2,635,542       18,000      379,518
TRW, Incorporated ..................        1,200        79,200         --            --           --           --
United Technologies Corporation ....          500        31,438     10,100       635,037           --           --
Volvo AB, Series B* ................       18,700       352,327     44,600       840,309        6,300      118,698
Vickers, PLC .......................       79,700       218,236    187,200       512,595       36,100       98,850
Wickes .............................      347,500       494,525    904,500     1,287,189      109,900      156,399
Xtra Corporation ...................          800        36,000      1,800        81,000           --           --
                                                     ----------              -----------                ----------
                                                      6,461,596               15,489,529                 2,902,629

TRANSPORTATION:                                            2.33%                    1.63%                     0.77%
Air Express International
  Corporation ......................        2,250        45,000      7,650       153,000           --           --
All Nippon Airways .................       16,000       176,707     40,000       441,767        5,000       55,221
Atlantic Southeast Airlines,
  Incorporated .....................        2,900        44,950      5,800        89,900        2,100       32,550
AMR Corporation* ...................        1,300        69,225      3,000       159,750          800       42,600
Anangel-American Shipholdings,
  Ltd, ADR .........................        5,000        75,625      8,400       127,050        2,700       40,838
Bergesen DY AS .....................       17,900       436,747     44,200     1,078,447        5,900      143,956
CSX Corporation ....................        8,800       612,700     19,800     1,378,575        4,900      341,163
Comair Holdings, Incorporated ......        8,600       150,500     19,100       334,250        4,900       85,750
East Japan Railway .................           75       375,000        127       635,000           26      130,000
Hanshin Electric Railway ...........       51,000       217,620    132,000       563,253       16,000       68,273
Japan Airlines Company* ............       37,000       261,155     95,000       670,532       12,000       84,699
Kamigumi Company ...................       24,000       255,422     62,000       659,839        7,000       74,498
Kawasaki Kisen* ....................       67,000       269,076    146,000       586,345       23,000       92,369
KLM Royal Dutch Airlines* ..........        8,500       208,250     19,800       485,100        2,900       71,050

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                AGGRESSIVE                MODERATE                  CONSERVATIVE
                                          ----------------------   -----------------------      --------------------
                                          SHARES       VALUE       SHARES        VALUE          SHARES      VALUE
                                          -------   ------------   -------    ------------      ------   -----------
TRANSPORTATION - CONTINUED
Landstar Systems, Incorporated*  ...        4,900   $   160,475      7,600    $   248,900        2,500   $   81,875
Mitsui Osk Lines* ..................       90,000       341,566    234,000        888,072       28,000      106,265
Neptune Orient Lines* ..............      160,000       219,554    413,000        566,725       52,000       71,355
Nippon Yusen Kaisha (NYK Line) .....       18,000       118,193     46,000        302,049        6,000       39,398
Northwest Airlines Corporation,
  Class A* .........................        3,100        48,825      6,500        102,375        2,300       36,224
Santa Fe Pacific Corporation .......        3,300        57,750      7,300        127,750        1,800       31,500
Skywest, Incorporated ..............        2,300        28,750      4,700         58,750        1,200       15,000
                                                    -----------               -----------                ----------
                                                      4,173,090                 9,657,429                 1,644,584

COMMUNICATION SERVICES: ............                       6.79%                     4.80%                     2.80%
ACS Enterprises, Incorporated* .....        8,500        74,375     19,800        173,250        4,300       37,625
American Telephone and
  Telegraph Corporation ............       16,800       844,200     41,300      2,075,325       11,500      577,875
AirTouch Communications
  Incorporated* ....................       21,000       611,625     43,700      1,272,763        8,700      253,388
Ameritech Corporation ..............       45,200     1,824,950    101,800      4,110,175       24,400      985,150
Bell Atlantic Corporation ..........        7,500       373,125     17,000        845,750        4,000      199,000
Bellsouth Corporation ..............        8,600       465,475     19,400      1,050,025        4,600      248,975
British Telecommunication ..........       51,300       303,016    171,800      1,014,779       16,900       99,824
Capital Cities/ABC, Incorporated ...       16,600     1,364,000     36,400      3,103,100        8,800      750,200
Clear Channel Communications* ......          300        15,225         --             --           --           --
Nippon Telegraph & Telephone
  Corporation ......................           43       380,351        105        928,765           10       88,454
Nynex Corporation ..................       31,900     1,172,325     77,000      2,829,750       18,400      676,200
Peoples Choice TV Corporation* .....        3,800        59,850      8,800        138,600        2,100       33,075
Scottish TV ........................       20,100       131,463     56,900        372,151        5,000       32,702
Security Services ..................       10,900       139,512     27,100        346,860        3,500       44,797
Southwestern Bell Corporation ......       44,500     1,796,688    100,200      4,045,575       24,000      969,000
STET* ..............................       69,000       163,642    179,000        424,521       22,000       52,176
Telecom Italia .....................      237,000       472,904    619,500      1,236,134       75,000      149,653
Tele Danmark, AS, Series B .........        3,750       190,459      9,300        472,337        1,225       62,216
Telefonica de Espana, SA* ..........       30,500       360,323     73,900        873,045        9,600      113,413
Telekom Malaysia ...................       13,000        88,074     33,000        223,574        6,000       40,650
Telephone & Data Systems,
  Incorporated .....................        1,200        55,350      2,000         92,250           --           --
TV Francaise .......................        5,600       507,680     13,850      1,255,602        1,850      167,716
U.S. West, Incorporated ............        2,100        74,812      4,900        174,563           --           --
Viacom, Incorporated, Class A* .....           --            --         --             --          272       11,322
Viacom, Incorporated, Class B* .....       16,900       686,563     36,800      1,495,000        8,760      355,875
                                                     12,155,987                28,553,894                 5,949,286

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                 AGGRESSIVE                MODERATE                CONSERVATIVE
                                           ----------------------   ----------------------     --------------------
                                           SHARES        VALUE      SHARES        VALUE        SHARES      VALUE
                                           -------    -----------   -------    -----------     ------   -----------
ELECTRIC, GAS & SANITARY SERVICES:                          1.88%                    1.29%                    0.78%
AES Corporation* .....................      60,300    $1,175,850    129,100    $2,517,450      29,800   $  581,100
American Ecology, Incorporated .......       2,500        18,125      6,200        44,950       1,400       10,150
Central & South West Corporation .....       3,300        74,663      7,300       165,163       1,800       40,725
Cinergy Corporation ..................          --            --      3,500        81,813         900       21,038
The Columbia Gas System,
  Incorporated* ......................         800        18,800      1,900        44,650         500       11,750
DQE ..................................          --            --      2,100        62,213         400       11,850
El Paso Natural Gas Company ..........         600        18,300      1,400        42,700         400       12,200
General Publishing Utilities
  Corporation ........................          --            --         --            --       1,100       28,875
Hong Kong Electric Holdings, Ltd .....      77,000       210,475    201,000       549,422      24,500       66,969
Illinova Corporation .................          --            --      3,000        65,250         600       13,050
Kansai Electric Power ................          --            --         --            --       2,300       55,422
MCN Corporation ......................       8,800       159,500     16,000       290,000       4,600       83,375
Nipsco Industries, Incorporated ......       1,100        32,725      2,600        77,350         600       17,850
Peco Energy Company ..................       3,900        95,550      8,600       210,700       2,000       49,000
Peoples Energy Corporation ...........       7,100       185,488     19,000       496,375       5,000      130,625
Pinnacle West Capital Corporation ....       1,600        31,600      3,300        65,175         800       15,800
Sanifill, Incorporated* ..............       2,500        62,500      4,500       112,500       1,400       35,000
Shanks & McEwan ......................     229,000       302,777    596,000       788,014      72,500       95,857
Tetra Technologies, Incorporated* ....      14,300       169,813     33,100       393,063       8,100       96,188
Tetra Technologies,
  Incorporated New* ..................       5,800       102,950     12,800       227,200       2,900       51,475
Tohoku Electric Power,
  Incorporated* ......................       5,500       139,708         --            --          --           --
Tokyo Electric Power Incorporated ....       5,600       156,305     14,500       404,718       1,800       50,241
VEBA, AG .............................       1,000       348,456      2,700       940,826         400      139,382
Western Gas Resources,
  Incorporated .......................       3,500        67,373      5,900       113,575       2,300       44,275
                                                      ----------               ----------               ----------
                                                       3,370,958                7,693,107                1,662,197

WHOLESALE & RETAIL TRADE:                                   5.37%                    3.69%                    2.15%
Alco Standard Corporation ............       5,900       370,225     12,900       809,475       3,400      213,350
Amgen, Incorporated* .................       7,300       430,700     16,200       955,800       3,800      224,200
Arnold Industries, Incorporated ......       4,300        89,225      9,700       201,275       3,500       72,625
Bed Bath & Beyond, Incorporated* .....       2,100        63,000      3,900       117,000       1,100       33,000
Circuit City Stores, Incorporated ....      13,100       291,475     32,700       727,575       2,900       64,525
Cobra Golf, Incorporated* ............       2,800       100,100      6,600       235,950       1,600       57,200
Consolidated Stores Corporation* .....       7,400       137,825     16,000       298,000       4,600       85,675

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                               AGGRESSIVE              MODERATE                 CONSERVATIVE
                                          --------------------   ---------------------       -------------------
                                          SHARES      VALUE      SHARES      VALUE           SHARES     VALUE
                                          -------   ----------   -------   -----------       ------   ----------
WHOLESALE & RETAIL, CONTINUED
Cygne Designs, Incorporated* .......           --           --     3,800   $    52,250          900   $   12,375
Dayton-Hudson Corporation ..........        5,600   $  396,200    12,600       891,450        3,100      219,325
Dieteren Trading ...................        1,400       94,624     3,400       229,802          400       27,036
Dillard Department Stores,
  Incorporated, Class A ............        3,500       93,625     6,500       173,875           --           --
DSC Communications
  Corporation* .....................       14,400      516,600    29,800     1,069,075        5,300      190,138
Enron Corporation ..................       11,100      338,550    22,500       686,250        5,100      155,550
Friedman's, Incorporated,
  Class A* .........................        5,500       94,875    13,000       224,250        3,200       55,200
Genuine Parts Company ..............       20,400      734,400    50,300     1,810,800       10,200      367,200
Home Depot, Incorporated ...........        8,666      398,636    19,966       918,436        6,000      276,000
Hutchinson Whampoa, Ltd* ...........       93,000      376,207   242,000       978,947       29,000      117,312
Leslie's Poolmart* .................        9,300      123,225    21,300       282,225        5,500       72,875
Lillian Vernon Corporation .........        4,500       68,625    10,500       160,125        2,500       38,125
The Limited, Incorported ...........        6,200      112,375    14,000       253,750        3,300       59,813
Lowe's Companies, Incorporated .....       16,400      569,900    35,900     1,247,525        8,700      302,325
May Department Stores Company ......        4,800      162,000    12,200       411,750        3,900      131,625
Medtronic, Incorporated ............          800       44,500     2,900       161,313          800       44,500
Microage, Incorporated* ............       10,200      119,850    23,300       273,775        5,500       64,625
Mitsubishi Corporation .............       37,000      486,647    90,000     1,183,735       12,000      157,831
Nine West Group, Incorporated* .....           --           --     1,100        31,213           --           --
Nintendo Company* ..................        3,800      205,643    10,000       541,165        1,200       64,940
Old American Stores,
  Incorporated* ....................        5,800       85,550    12,900       190,275        3,400       50,150
Pacific Sunwear of California* .....        5,100       79,050    11,600       179,800        2,800       43,400
Pioneer Hi-Bred International,
  Incorporated .....................        3,700      127,650     6,800       234,600        1,600       55,200
Softbank Corporation* ..............        1,000      220,884     2,000       441,767           --           --
Sears Roebuck & Company ............       26,400    1,214,400    55,500     2,553,000       13,800      634,800
Seven Eleven Japan .................        1,000       80,422        --            --           --           --
Stanhome, Incorporated .............        2,500       79,062     7,100       224,537        2,600       82,224
Tabacalera, SA* ....................           --           --     6,000       160,455        1,200       32,091
Tab Corporate Holdings, Ltd* .......      190,000      346,231   420,000       765,353       65,000      118,447
Tech Data Corporation* .............        2,100       35,700     4,600        78,200        1,000       17,000
Toys R Us, Incorporated* ...........       13,900      423,950    32,900     1,003,450        7,000      213,500
Urban Outfitters, Incorporated*  ...        7,600      207,100    17,500       476,875        4,200      114,450
Whitbread, PLC .....................       33,000      291,738    81,000       716,085       10,900       96,362
                                                    ----------             -----------                ----------
                                                     9,610,769              21,951,183                 4,564,994

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                      AGGRESSIVE           MODERATE           CONSERVATIVE
                                  -----------------   -------------------   ----------------
                                   Shares    Value     Shares     Value     Shares    Value
                                  -------  --------   -------  ----------   ------  --------
FOOD STORES:                                   0.41%                 0.30%              0.10%
Giant Foods, Incorporated,
  Class A.......................    2,300  $ 50,025     5,600  $  121,800      800  $ 17,400
Gib.............................    3,800   150,040     9,500     375,102      700    27,639
Ito-Yokado Company, Ltd.........   10,000   535,141    24,000   1,284,338    3,000   160,542
                                           --------            ----------           --------
                                            735,206             1,781,240            205,581

EATING & DRINKING PLACES:                      0.24%                 0.14%              0.07%
McDonald's Corporation..........    6,800   198,900    15,700     459,225    3,900   114,075
Quick Restaurants...............    2,200   161,490     5,200     381,704      500    36,702
Yoshinoya D & C Company.........        5    62,657        --          --       --        --
                                           --------            ----------           --------
                                            423,047               840,929            150,777

BANKING & FINANCE:                             5.92%                 4.38%              2.02%
Asahi Bank......................   39,000   454,217    96,000   1,118,072   14,000   163,052
Astoria Financial Corporation*..    7,200   189,000    16,500     433,125    4,200   110,250
Banco Bilbao Vizcaya, SA*.......    6,850   169,916    17,900     444,015    2,150    53,331
Bank of Boston Corporation......       --        --        --          --    1,000    25,875
Bank of Tokyo...................   22,000   340,161    57,000     881,325    7,000   108,233
Bank of Yokohama, Ltd...........    9,000    76,355    24,000     203,614       --        --
Banponce Corporation............   14,000   393,750    31,700     891,563    7,500   210,938
Banque National Paris...........   15,250   700,969    37,650   1,730,589    5,050   232,124
Barclays........................   35,600   340,347    90,000     860,429   15,500   148,185
Bay Ridge Bancorp, Incorporated*   11,200   154,000    23,800     327,250    6,100    83,875
Boatmens Bancshares,
  Incorporated..................    3,000    81,375     6,000     162,750    1,000    27,125
Boston Bancorporation,
  Incorporated..................    1,200    34,950     4,000     116,500      900    26,212
Charter One Financial,
  Incorporated..................    8,400   159,600    29,600     562,400    6,200   117,800
Chemical Banking Corporation....    7,900   283,413    15,200     545,300    2,800   100,450
Christiania Kreditkasse*........  198,300   404,664   490,200   1,000,334   65,500   133,664
Collective Bancorp, Incorporated    3,000    51,000     8,000     136,000    2,300    39,100
Commercial Federal Corporation*.    6,200   130,975    14,200     299,975    3,100    65,488
Deutsche Bank, AG*..............      850   394,915     2,050     952,442      250   116,152
Federal Home Loan Mortgage
  Corporation...................    9,200   464,600    20,800   1,050,400    5,500   277,750
Federal National Mortgage
  Association...................   10,200   743,325    22,600   1,646,975    5,300   386,238
Haven Bancorp, Incorporated*....   13,000   172,250    29,500     390,875    6,900    91,425

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                      AGGRESSIVE              MODERATE            CONSERVATIVE
                                  -------------------   --------------------   ------------------
                                  Shares     Value       Shares     Value      Shares     Value
                                  ------  -----------   -------  -----------   ------  ----------
BANKING & FINANCE - CONTINUED
Higo Bank.......................  39,000  $   321,084   102,000  $   839,759   12,000  $   98,795
Mitsubishi Trust & Banking
  Corporation...................  41,000      613,353   100,000    1,495,984   15,000     224,397
Nationsbank Corporation.........   4,748      214,254    10,780      486,448    2,564     115,701
NBD Bancorp, Incorporated.......   2,600       71,175     7,500      205,313    1,400      38,325
Pulte Corporation...............   6,700      154,100    14,500      333,500    3,800      87,400
Sanwa Bank, Ltd.................      --           --    10,000      198,295       --          --
Schweiz Bankverein..............     870      240,596     2,155      595,959      290      80,199
Sparebankern NOR................  13,400      261,560    33,000      644,141    4,400      85,885
Standard Chartered, PLC.........  92,324      405,931   240,850    1,058,971   29,261     128,655
Standard Federal Bank...........  14,700      350,962    32,400      773,550    6,900     164,738
State Street Boston Corporation.   1,400       40,075     3,000       85,875      700      20,038
The Sumitomo Bank, Ltd..........  36,000      686,747    89,000    1,697,791   12,000     228,915
Sumitomo Trust & Banking........  29,000      407,631    72,000    1,012,048   10,000     140,562
The Tokai Bank, Ltd.............  16,000      192,771    47,000      566,265    6,000      72,289
Unidanmark*.....................   3,100      119,231     8,075      310,577    1,175      45,192
United Overseas Bank............  47,000      496,604   115,000    1,215,094   15,000     158,491
Westpac Banking Corporation*....  87,000      292,787   226,200      761,250   27,500      92,547
                                          -----------            -----------           ----------
                                           10,608,643             26,034,753            4,299,396

SECURITY & COMMODITY BROKERS:                    0.93%                  0.72%                0.29%
Daiwa Securities Company, Ltd*..  19,000      274,699    50,000      722,892    6,000      86,747
Dean Witter Discover & Company..   1,741       58,976     4,917      166,563    1,209      40,955
Easton Company, Ltd.............   1,000       29,087     1,000       29,087    1,000      29,087
Jefferies Group, Incorporated...   1,800       53,550     4,400      130,900    1,100      32,725
Nikko Securities Company, Ltd...  21,000      238,253    83,000      941,667    7,000      79,418
Nomura Securities Company,Ltd*..  42,000      872,892    92,000    1,912,048   15,000     311,747
Tsugami Corporation.............  24,000      139,518    63,000      366,235    8,000      46,506
                                          -----------            -----------           ----------
                                            1,666,975              4,269,392              627,185

INSURANCE:                                       3.20%                  2.24%                1.18%
Allstate Corporation............  15,000      354,375    14,200      335,475   10,200     240,975
W.R. Berkley Corporation........   6,000      225,000    15,800      592,500    1,700      63,750
Baloise Holdings................     145      263,636       375      681,818       50      90,909
Corporacion Mapfre..............   5,950      248,623    12,900      539,031    1,550      64,767
Coventry Corporation*...........   2,500       61,250     5,900      144,550    1,200      29,400
Dai Tokyo Fire & Marine.........  23,000      167,651    61,000      444,639    7,000      51,024
Exel, Ltd.......................   4,700      185,650    11,600      458,200    1,600      63,200

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                       AGGRESSIVE             MODERATE            CONSERVATIVE
                                  ------------------   --------------------   -------------------
                                  Shares     Value      Shares     Value       Shares     Value
                                  ------  ----------   -------  -----------   -------  ----------
INSURANCE - CONTINUED
General Reinsurance
  Corporation...................   1,900  $  235,125     4,500  $   556,875     1,500  $  185,625
Harleysville Group, Incorporated   3,500      84,875     8,200      198,850     2,000      48,500
Horace Mann Educators
  Corporation...................  11,000     233,750    29,200      620,500     6,400     136,000
INA (Instituto Naz Dell)*.......      --          --        --           --    30,000      39,877
International Nederlanden*......   5,535     261,461    14,453      682,704     1,742      82,312
MBIA, Incorporated..............   3,700     207,663     7,300      409,712     2,100     117,863
Providian Corporation...........  19,400     598,975    45,400    1,401,725     6,800     209,950
Royal Insurance Holdings*.......  34,200     149,835    97,300      426,287    13,200      57,831
Selective Insurance Group,
  Incorporated..................   4,200     106,050     9,500      239,875     2,200      55,550
Skandia Foersaekrings AB........  43,000     743,614   102,500    1,772,569    14,100     243,836
Sumitomo Marine & Fire..........  48,000     414,458   118,000    1,018,876    17,000     146,787
Tokio Marine & Fire.............  39,000     477,711    94,000    1,151,405    14,000     171,486
Travelers, Incorporated.........  15,433     501,573    35,433    1,151,573     8,933     290,323
United Healthcare Corporation...   4,500     203,062    11,100      500,887     2,700     121,837
                                          ----------            -----------            ----------
                                           5,724,337             13,328,051             2,511,802

REAL ESTATE:                                    0.49%                  0.37%                 0.14%
Cheung Kong Holdings, Ltd*......  38,000     154,701   105,000      427,464    13,000      52,924
Hong Kong Land Holdings, Ltd*...  81,000     158,075   200,000      390,307    26,000      50,740
Lennar Corporation..............   3,900      60,450    10,100      156,550     2,800      43,400
Nichimo Corporation.............  40,000     186,747   104,000      485,542    13,000      60,693
Sun Hung Kai Properties.........  34,000     203,011    88,000      525,441    11,000      65,680
Tan & Tan Development...........  80,000     107,147   150,000      200,901    21,000      28,126
                                          ----------            -----------            ----------
                                             870,131              2,186,205               301,563

HOLDING & INVESTMENT COMPANIES:                 3.40%                  2.47%                 1.30%
Bank of New York Company,
  Incorporated..................  49,200   1,426,800   111,200    3,224,800    26,700     774,300
Cenfed Financial Corporation....   4,700      81,075    11,200      193,200     2,400      41,400
Citicorp........................   3,800     157,225     7,600      314,450     2,000      82,750
Comerica, Incorporated..........  25,100     611,813    56,800    1,384,500    13,900     338,813
CS Holding......................     900     385,027     2,255      964,706       300     128,342
First Chicago Corporation.......   2,100     100,275     4,600      219,650     1,000      47,750
First National Finance..........  24,000     296,421   843,700      771,885   102,500      93,775
HSBC Holdings...................  43,400     468,355    85,600      923,761    13,800     148,924
Keycorp.........................   4,223     105,575     9,506      237,650     2,239      55,975

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                 AGGRESSIVE              MODERATE           CONSERVATIVE
                                            -------------------   --------------------   ------------------
                                             Shares     Value      Shares     Value      Shares    Value
                                            -------  ----------   -------  -----------   ------  ----------
HOLDING & INVESTMENT COMPANIES - CONTINUED
Kinnevik Investment, Series B......          11,000  $  364,170    28,600  $   946,841    3,500  $  115,872
Mitsubishi Bank, Ltd...............           4,000      98,394    26,000      639,558    1,000      24,598
Oerlikon-Buhrle Holding, AG*.......           2,510     249,274     6,520      647,517      790      78,457
Onbancorp, Incorporated............          10,600     246,450    26,300      611,475    6,600     153,450
Pamrapo Bancorp, Incorporated......           2,700      44,550     7,100      117,150    1,500      24,750
Royal Bank of Scotland*............          73,500     453,122   191,800    1,182,432   23,300     143,643
United Asset Management
  Corporation......................          20,000     737,500    45,800    1,688,875   10,200     376,125
Zions Bancorporation...............           7,300     261,887    16,600      595,525    4,000     143,500
                                                     ----------            -----------           ----------
                                                      6,087,913             14,663,975            2,772,424

HOTELS, MOTELS & OTHER LODGING PLACES:                     0.53%                  0.42%                0.16%
Caesars World, Incorporated*.......              --          --       300       20,025       --          --
Champion Enterprises, Incorporated*              --          --        --           --      300       9,150
Genting Berhad.....................          32,000     274,447    82,000      703,270   10,000      85,765
La Quinta Inns, Incorporated.......           4,950     105,806     9,900      211,612    2,850      60,919
Marriot International, Incorporated           8,400     236,250    23,400      658,125    2,600      73,125
Resorts World BHD..................          58,000     340,709   151,000      887,018   18,000     105,737
                                                     ----------            -----------           ----------
                                                        957,212              2,480,050              334,696

BUSINESS SERVICES:                                         1.54%                  1.02%                0.64%
BET................................         170,400     270,624   421,000      668,620   56,200      89,255
Catalina Marketing Corporation*....           3,900     216,938     8,900      495,062    2,100     116,812
EIS International, Incorporated*...          14,400     219,600    31,100      474,275    7,400     112,850
Electronics for Imaging,
  Incorporated*....................          12,600     346,500    25,000      687,500    6,700     184,250
Independent News...................          34,900     144,711    86,200      357,424    8,500      35,245
Mercury Interactive Corporation*...           6,700      88,775    15,700      208,025    4,000      53,000
Micom Communications*..............           3,700      32,375     8,600       75,250    1,900      16,625
Micro Focus Group,
  Incorporated, PLC, ADR*..........           4,300      53,750        --           --   11,400     142,500
Microsoft Corporation*.............           3,000     183,375     8,600      525,675       --          --
Novell, Incorporated*..............           6,700     114,738    12,400      212,350    2,800      47,950
Oracle Systems Corporation*........          13,900     613,337    32,400    1,429,650    7,500     330,938
Structural Dynamics Research
  Corporation*.....................              --          --        --           --    2,000      10,750
Sun Guard Data Systems,
  Incorporated*....................           9,700     373,450    19,500      750,750    4,600     177,100
Sybase, Incorporated*..............           2,100     109,200     4,000      208,000    1,000      52,000
                                                     ----------            -----------           ----------
                                                      2,767,373              6,092,581            1,369,275

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                       AGGRESSIVE              MODERATE          CONSERVATIVE
                                  -------------------   -------------------   ------------------
                                   Shares     Value      Shares     Value     Shares    Value
                                  -------  ----------   -------  ----------   ------  ----------
MOTION PICTURES, AMUSEMENT
  & RECREATION SERVICES:                         1.07%                 0.77%                0.44%
Carmike Cinemas, Incorporated*..   10,100  $  232,300    22,100  $  508,300    5,900  $  135,700
The Walt Disney Company.........   12,900     595,012    31,000   1,429,876    8,800     405,900
Ladbroke Group, PLC*............  245,500     653,028   604,500   1,607,964   79,900     212,533
London Clubs International......   70,400     306,231   171,500     746,002   23,000     100,047
Mirage Resorts, Incorporated*...    2,100      43,050     3,300      67,650    1,900      38,950
Sodak Gaming, Incorporated*.....    5,500      83,875    12,300     187,575    3,200      48,800
                                           ----------            ----------           ----------
                                            1,913,496             4,547,367              941,930

HEALTH SERVICES:                                 1.24%                 0.86%                0.51%
Abbey Healthcare Group,
  Incorporated*.................    4,700     109,275    10,300     239,475    2,500      58,125
Columbia/HCA-Healthcare
  Corporation of America........   10,100     368,650    24,600     897,900    4,600     167,900
Gehe, AG........................      850     307,156     2,250     813,061      300     108,407
Gencare Health Systems
  Incorporated*.................    2,400     114,000     4,500     213,750      800      38,000
Health Management Association,
  Class A*......................    7,400     185,000    16,400     410,000    3,700      92,500
Homedco Group, Incorporated*....    4,300     161,788     9,900     372,487    2,400      90,300
Integrated Health Services,
  Incorporated..................    2,700     106,650     4,100     161,950    1,300      51,350
Lincare Holdings, Incorporated*.    8,600     249,400    19,700     571,300    4,700     136,300
Multicare Companies,
  Incorporated*.................    1,900      37,525     4,700      92,825    1,300      25,675
St. Jude Medical, Incorporated*.      700      27,825        --          --       --          --
Thermedics, Incorporated*.......   19,000     242,250    43,500     554,625   10,500     133,875
U.S. Healthcare, Incorporated...    7,550     311,437    19,800     816,750    4,200     173,250
                                           ----------            ----------           ----------
                                            2,220,956             5,144,123            1,075,682

EDUCATIONAL SERVICES:                            0.02%                 0.02%                0.02%
Children's Discovery Centers of.
  America, Incorporated*........    3,700      42,088     8,700      98,963    2,100      23,887
Flightsafety International,
  Incorporated..................       --          --        --          --      300      12,187
                                           ----------            ----------           ----------
                                               42,088                98,963               36,074

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         AGGRESSIVE              MODERATE             CONSERVATIVE
                                   ---------------------   ---------------------   -------------------
                                    Shares      Value       Shares      Value      Shares     Value
                                   -------  ------------   -------  ------------   ------  -----------
ENGINEERING, ACCOUNTING, RESEARCH
  AND MANAGEMENT:                                   0.53%                   0.42%                 0.21%
Earth Technology
  Corporation*..................     7,200  $     57,600    16,900  $    135,200    3,500  $    28,000
EA Engineering Science and
  Technology, Incorporated*.....     3,000        17,250     7,100        40,825       --           --
Jardine Matheson Holdings, Ltd..    36,000       257,060    93,600       668,354   11,200       79,974
Liposome Technology,
  Incorporated*.................    11,600        74,675    26,100       168,019    5,600       36,050
Orix Corporation................     3,000       110,843    13,000       480,321    2,000       73,896
PHH Corporation.................     4,700       163,325    13,600       472,600    3,300      114,675
Trafalgar House, PLC............   186,400       224,578   350,000       421,687   75,000       90,361
TRC Companies,
  Incorporated*.................     4,400        35,200    10,600        84,800    2,500       20,000
                                            ------------            ------------           -----------
                                                 940,531               2,471,806               442,956

TOTAL COMMON STOCKS
 (Cost $124,521,536, $291,420,698
  and $57,422,997, respectively)..........  $127,656,140            $297,966,985           $59,063,049
                                            ------------            ------------           -----------

PREFERRED STOCKS:                                   0.23%                   0.17%                 0.07%

ELECTRONIC & OTHER ELECTRICAL
  EQUIPMENT:                                        0.20%                   0.15%                 0.06%
Nokia OY (AB)...................     2,450       360,933     6,000       883,917      800      117,856
                                            ------------            ------------           -----------

BANKING & FINANCE:                                  0.03%                   0.02%                 0.01%
Creditanstalt-Bankverein........       800        46,500     2,090       121,482      500       29,063
                                            ------------            ------------           -----------

TOTAL PREFERRED STOCKS
  (Cost $284,919, $706,011,
   and $108,092, respectively)............  $    407,433            $  1,005,399           $   146,919
                                            ------------            ------------           -----------

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  AGGRESSIVE                  MODERATE                CONSERVATIVE
                                            -----------------------   ------------------------   ------------------------
                                            Principal                 Principal                  Principal
                                  Maturity    Amount        Value       Amount        Value        Amount        Value
                                  --------  ----------   ----------   ----------   -----------   ----------   -----------
U.S. GOVERNMENT AGENCY
MORTGAGE - BACKED OBLIGATIONS:                    8.32%                    17.37%                     20.29%

FEDERAL HOME LOAN BANK:                                        0.51%                      1.00%                      1.35%
7.31%.........................    07/06/04  $  560,000   $  533,574   $4,000,000   $ 3,811,240   $2,000,000   $ 1,905,620
7.39%.........................    08/22/01     400,000      386,876    2,200,000     2,127,818    1,000,000       967,190
                                                         ----------                -----------                -----------
                                                            920,450                  5,939,058                  2,872,810
FEDERAL HOME LOAN MORTGAGE
  CORPORATION:                                                 0.88%                      3.09%                      4.36%
6.50%.........................    07/01/06          --           --           --            --      139,507       134,907
6.55%.........................    04/02/03     280,000      249,113    1,780,000     1,583,648      700,000       622,783
7.50%.........................    08/01/24          --           --    5,034,979     4,702,973    2,476,219     2,312,938
7.50%.........................    06/01/07      84,312       81,857           --            --           --            --
8.00%................. 04/01/23 - 08/01/24          --           --    3,593,292     3,445,069    1,847,784     1,771,562
9.50%................. 09/01/16 - 12/01/22   1,210,229    1,242,425    8,394,126     8,617,827    4,308,007     4,422,360
                                                         ----------                -----------                -----------
                                                          1,573,395                 18,349,517                  9,264,550
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION:                                                 3.56%                      6.37%                      6.08%
Zero coupon...................    04/25/06     449,427      441,984    3,096,056     3,044,777    1,248,410     1,227,733
6.00%................. 03/01/09 - 07/01/09     489,583      437,105    4,699,996     4,196,204    2,304,987     2,057,915
6.50%................. 01/01/08 - 06/01/09   1,555,925    1,423,672    8,662,050     7,925,775    5,260,824     4,813,654
7.00%.........................    05/01/24          --           --        2,981         2,705           --            --
7.50%................. 12/01/06 - 12/01/24   1,881,061    1,756,441   13,320,644    12,453,957    1,904,813     1,779,625
8.00%................. 05/01/24 - 06/01/24     983,231      941,770    3,591,835     3,440,295    1,863,251     1,784,640
8.50%................. 11/01/08 - 07/01/24   1,109,402    1,088,944    6,898,443     6,775,161    1,297,217     1,274,987
8.75%.........................    08/01/09     300,861      296,992           --            --           --            --
9.00%.........................    10/01/05       3,426        3,474           --            --           --            --
                                                         ----------                -----------                -----------
                                                          6,390,382                 37,838,874                 12,938,554
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION:                                                 2.01%                      4.33%                      5.38%
7.50%................. 10/15/22 - 08/15/23   1,120,986    1,040,062    9,812,484     9,104,120    5,401,450     5,011,520
8.00%................. 05/15/22 - 09/15/23     968,961      926,259    4,722,341     4,514,227    2,312,543     2,214,457
8.50%................. 02/15/17 - 03/15/21     220,887      219,667    2,102,305     2,068,049      696,884       690,108

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  AGGRESSIVE                  MODERATE                CONSERVATIVE
                                            ----------------------   ------------------------  ------------------------
                                            Principal                Principal                 Principal
                                  Maturity    Amount      Value        Amount        Value       Amount        Value
                                  --------  ---------  -----------   ----------  ------------  ----------  ------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION, CONTINUED:
9.00%................. 06/15/16 - 12/15/19   $807,308  $   817,009   $7,079,723  $  6,520,817  $3,276,581  $ 3,315,927
9.00% TBA**...................    01/15/25    184,000      185,610       31,000        31,271     200,000      201,750
9.50%................. 09/15/18 - 11/15/24    396,423      409,412    4,686,485     3,457,943          --           --
11.50%........................    08/15/13         --           --       29,346        31,989          --           --
                                                       -----------                -----------              -----------
                                                         3,598,019                 25,728,416               11,433,762

RESOLUTION TRUST CORPORATION:                                 0.80%                      1.47%                    1.67%
8.00%, Class C2F..............    04/25/25    798,686      737,287    4,891,951     4,515,883   1,996,715    1,843,217
8.00%, Series 1994, Class C...    06/25/26    750,000      692,344    4,600,000     4,246,375   1,850,000    1,707,781
                                                       -----------               ------------              -----------
                                                         1,429,631                  8,762,258                3,550,998
MISCELLANEOUS GOVERNMENT
  AGENCIES:                                                   0.56%                      1.11%                    1.45%
Government Trust Certificates,
  9.25%, Series 2D............    11/15/96    401,094      409,365    2,450,779     2,501,315     979,048      999,236
Government Trust Certificates,
  9.25%, Class 1C.............    11/15/01    260,000      270,145    1,800,000     1,870,236     900,000      935,118
Government Trust Certificates,
  9.40%, Series 2E............    05/15/02     90,000       93,966      580,000       605,561     310,000      323,662
Government Backed Trust,
  9.625%, Series T3...........    05/15/02     40,000       41,965      240,000       251,791     100,000      104,913
Tennessee Valley Power
  Authority, 6.875%, Series F.    12/15/43     70,000       56,323      490,000       394,259     260,000      209,199
Tennessee Valley Power
  Authority, 8.25%, Series D..    04/15/42    140,000      134,998    1,000,000       964,270     530,000      511,063
                                                       -----------               ------------              -----------
                                                         1,006,762                  6,587,432                3,083,191

TOTAL U.S. GOVERNMENT AGENCY AND
 MORTGAGE - BACKED OBLIGATIONS
  (Cost $15,289,776, $108,316,162
  and $46,411,040, respectively)................       $14,918,639               $103,205,555              $43,143,865
                                                       -----------               ------------              -----------

**  Purchased on a forward commitment (Note 2).

    The accompanying notes are an integral part of the financial statements.

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(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   AGGRESSIVE                  MODERATE                  CONSERVATIVE
                                            ------------------------   -------------------------   -------------------------
                                            Principal                   Principal                   Principal
                                  Maturity    Amount        Value         Amount        Value         Amount        Value
                                  --------  ----------   -----------   -----------   -----------   -----------   -----------
U.S. TREASURY OBLIGATIONS:                        8.87%                      15.67%                      33.33%

U.S. TREASURY BONDS:                                            4.36%                       6.97%                       7.39%
7.50%.........................    11/15/16  $  520,000   $   493,511   $ 3,600,000   $ 3,416,616            --            --
8.125%***.....................    08/15/19   5,890,000     5,968,219    33,500,000    33,944,880   $15,030,000   $15,229,598
12.00%........................    08/15/13     250,000       332,423     1,900,000     2,526,411            --            --
12.75%........................    11/15/10     760,000     1,019,707     1,160,000     1,556,395       360,000       483,019
                                                         -----------                 -----------                 -----------
                                                           7,813,860                  41,444,302                  15,712,617

U.S. TREASURY NOTES:                                            4.51%                       8.70%                      25.94%
3.875%........................    08/31/95   2,690,000     2,637,034    12,510,000    12,263,678     3,000,000     2,940,930
3.875%****....................    10/31/95          --            --    10,500,000    10,224,375    20,500,000    19,961,875
5.625%........................    01/31/98          --            --       600,000       563,622            --            --
6.25%****.....................    08/31/96   3,500,000     3,426,185    16,500,000    16,152,015    27,500,000    26,920,025
6.25%.........................    02/15/03     300,000       271,311     3,260,000     2,948,246     2,020,000     1,826,827
7.875%........................    11/15/04     200,000       200,562     1,300,000     1,303,653       500,000       501,405
8.00%.........................    01/15/97   1,460,000     1,467,534     7,750,000     7,789,990     3,000,000     3,015,480
8.50%.........................    05/15/97          --            --       440,000       446,530            --            --
8.875%........................    11/15/97      70,000        71,849            --            --            --            --
                                                         -----------                 -----------                 -----------
                                                           8,074,475                  51,692,109                  55,166,542

TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $16,340,926, $96,319,906 and
  $71,849,863, respectively)..............               $15,888,335                 $93,136,411                 $70,879,159
                                                         -----------                 -----------                 -----------

CORPORATE BONDS:                                  4.68%                       9.19%                      10.76%

OIL & GAS EXPLORATION:                                          0.04%                       0.08%                       0.10%
Petroliam Nasional Berha,
  6.875%......................    07/01/03      80,000        71,702       550,000       492,949       230,000       206,142
                                                         -----------                 -----------                 -----------

 *** At December 31, 1994 a portion of this security was pledged to cover forward commitments purchased.

**** At December 31, 1994 a portion of this security was pledged to cover margin requirements for open futures contracts.


    The accompanying notes are an integral part of the financial statements.

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(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                AGGRESSIVE                 MODERATE               CONSERVATIVE
                                          ----------------------   ----------------------   -----------------------
                                          Principal                Principal                Principal
                                Maturity    Amount       Value       Amount       Value       Amount        Value
                                --------  ---------   ----------   ----------  ----------   ----------   ----------
FOOD PRODUCTS:                                              0.27%                    0.57%                     0.74%
RJR Nabisco, Incorporated,
  6.25%.......................  01/31/97   $110,000   $  102,556   $  680,000  $  633,984   $  270,000   $  251,729
RJR Nabisco, Incorporated,
  9.25%.......................  05/01/95    380,000      381,687    2,740,000   2,752,116    1,310,000    1,315,816
                                                      ----------               ----------                ----------
                                                         484,243                3,386,100                 1,567,545

PAPER, PRINTING & PUBLISHING:                               0.24%                    0.37%                     0.41%
News America Holdings,
  Incorporated, 8.625%........  02/01/03    440,000      427,984    2,260,000   2,198,279      900,000      875,421
                                                      ----------               ----------                ----------

COMMUNICATION SERVICES:                                     0.19%                    0.43%                     0.60%
Tele-Communications,
  Incorporated, 7.13%.........  02/02/98    360,000      344,056    2,670,000   2,551,746    1,330,000    1,271,094
                                                      ----------               ----------                ----------

ELECTRIC, GAS & SANITARY
  SERVICES:                                                 0.76%                    1.58%                     2.07%
Financiera Energetica,
  9.00%.......................  11/08/99    210,000      201,075    1,340,000   1,283,050      540,000      517,050
Gulf States Utilities Company,
  9.72%.......................  07/01/98    540,000      544,109    3,940,000   3,969,983    1,950,000    1,964,840
Long Island Lighting Company,
  7.30%.......................  07/15/99    155,000      140,588    1,170,000   1,061,213      625,000      566,888
Long Island Lighting Company,
  8.75%.......................  05/01/96    300,000      301,059    1,900,000   1,906,707      800,000      802,824
Public Service Company of
  N.H., 8.875%................  05/15/96    170,000      170,190    1,150,000   1,151,288      560,000      560,627
                                                      ----------               ----------                ----------
                                                       1,357,021                9,372,241                 4,412,229

    The accompanying notes are an integral part of the financial statements.

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(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                AGGRESSIVE                 MODERATE                CONSERVATIVE
                                          ----------------------   -----------------------   -----------------------
                                          Principal                Principal                 Principal
                                Maturity    Amount       Value       Amount       Value        Amount        Value
                                --------  ---------   ----------   ----------  -----------   ----------   ----------
BANKING & FINANCE:                                          1.87%                     3.80%                     3.98%
American Southwest
  Financial, 8.00%............  08/25/10   $420,000   $  413,175   $2,650,000  $ 2,606,938   $  900,000   $  885,375
Citicorp Bank Corporation,
  5.25%.......................  01/30/97    140,000      139,125      950,000      944,063      510,000      506,813
Commercial Credit Group,
  Incorporated, 6.25%.........  01/15/95    310,000      310,006    2,560,000    2,560,051    1,330,000    1,330,027
First Hawaiian, Ltd.,
  6.25%.......................  08/15/00    200,000      178,686    1,280,000    1,143,590      520,000      464,584
First Interstate Bank, Ltd.,
  10.875%.....................  04/15/01    140,000      154,634    1,270,000    1,402,753           --           --
First National Bank of Boston,
  8.375%......................  12/15/02    110,000      108,150      720,000      707,897      300,000      294,957
First USA Bank, 5.75%.........  01/15/99    180,000      162,257    1,240,000    1,117,773      660,000      594,944
Green Tree Securitized Net,
 Series 1994 A Certificates,
  6.90%.......................  02/15/04    172,955      164,415    1,260,103    1,197,879      658,877      626,342
Household Finance
  Corporation, 6.875%.........  12/15/96    280,000      277,362    1,340,000    1,327,377      780,000      772,652
Manufacturers Hanover
  Corporation, 8.50%..........  02/15/99    320,000      319,312    2,220,000    2,215,227      210,000      209,549
Mercantile Bancorporation,
  7.625%......................  10/15/02    270,000      253,506    1,990,000    1,868,431      480,000      450,677
Provident Bank, 7.125%........  03/15/03    180,000      163,082    1,170,000    1,060,032      580,000      525,486
Secured Finance, 9.05%........  12/15/04    500,000      513,950    3,180,000    3,268,722    1,300,000    1,336,270
UJB Financial Corporation,
  8.625%......................  12/10/02    190,000      187,321    1,190,000    1,173,221      480,000      473,232
                                                      ----------               -----------                ----------
                                                       3,344,981                22,593,954                 8,470,908

    The accompanying notes are an integral part of the financial statements.

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(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                AGGRESSIVE                 MODERATE                CONSERVATIVE
                                          ----------------------   -----------------------   -----------------------
                                          Principal                Principal                 Principal
                                Maturity    Amount       Value       Amount       Value        Amount       Value
                                --------  ---------   ----------   ----------  -----------   ----------  -----------
INSURANCE:                                                  0.77%                     1.40%                     1.64%
FDIC, Remic Trust,
 Series 1994 Class 2A2,
  7.85%.......................  09/25/25   $250,000   $  249,688   $1,600,000  $ 1,598,000   $  650,000  $   649,188
Metropolitan Life Insurance
  Company, 6.30%..............  11/03/03    740,000      620,675    4,320,000    3,623,400    1,575,000    1,321,031
Nationwide Life Insurance
  Company, 6.50%..............  02/15/04    330,000      287,315    2,390,000    2,080,854    1,070,000      931,596
New York Life Insurance
  Company, 6.40%..............  12/15/03     90,000       77,000      650,000      556,108      340,000      290,887
Protective Life Corporation,
  7.95%.......................  07/01/04    160,000      151,891      480,000      455,674      300,000      284,796
                                                      ----------               -----------               -----------
                                                       1,386,569                 8,314,036                 3,477,498
HOLDING & INVESTMENT
  COMPANIES:                                                0.48%                     0.81%                     1.00%
CS First Boston Mortgage
  Securities Certificates,
  Series 1994 Class A2,
  7.90%.......................  01/25/28    159,142      158,620    1,153,780    1,149,994      586,836      584,911
First Interstate Bancorp,
  9.125%......................  02/01/04    220,000      225,141      700,000      716,359      300,000      307,011
Guaranteed Export Trust,
  Series 1994 F, 8.187%.......  12/15/04    476,460      476,460    2,954,053    2,954,053    1,238,796    1,238,796
                                                      ----------               -----------               -----------
                                                         860,221                 4,820,406                 2,130,718

BUSINESS SERVICES:                                          0.06%                     0.15%                     0.22%
Comdisco, Incoporated,
  9.75%.......................  01/15/97    100,000      102,153      900,000      919,377      450,000      459,689
                                                      ----------               -----------               -----------

TOTAL CORPORATE BONDS
 (Cost $8,245,491, $54,162,166 and
  $23,971,938, respectively)............              $8,378,930               $54,649,088               $22,871,244
                                                      ----------               -----------               -----------

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                AGGRESSIVE                 MODERATE                CONSERVATIVE
                                          ----------------------   -----------------------   -----------------------
                                          Principal                Principal                 Principal
                                Maturity    Amount       Value       Amount       Value        Amount       Value
                                --------  ---------   ----------   ----------  -----------   ----------  -----------
FIXED INCOME - OTHER:                                       2.68%                     5.17%                     5.49%
MISCELLANEOUS ASSET BACKED SECURITIES:
American Housing Trust,
  Series IV, 9.55%............  09/25/20   $700,000   $  724,500   $4,300,000  $ 4,450,500   $1,740,000  $ 1,800,900
Community Program Loan
 Trust 19, Series 87 A4,
   Class A, 4.50%.............  10/01/18    640,000      453,300    4,060,000    2,875,622    1,630,000    1,154,498
Discover Card Trust,
  Series 9, 6.125%............  05/15/98    260,000      252,686    1,515,000    1,472,383      600,000      583,122
Discover Card Trust, 7.20%....  04/16/98    240,000      238,723    2,070,000    2,058,988    1,125,000    1,119,015
Ford Credit Auto Loan Master
  Trust Series 92 3A, 5.625%..  10/15/97    320,000      315,398    1,740,000    1,714,979           --           --
Ford Credit Auto Loan Master
  Trust Series 92 2, 7.375%...  04/15/99    200,000      196,750    1,450,000    1,426,438      775,000      762,406
Guaranteed Trade Trust,
  Series 1992, 7.02%..........  09/01/04     80,000       76,846      470,000      451,468      190,000      182,508
MBNA Master Card Class
  1992 1A, 7.25%..............  06/15/99    370,000      362,482    2,160,000    2,116,109      650,000      636,792
Nomura Asset Securities
 Corporation, Series 1994,
  5.765%......................  07/07/03    191,555      191,196    1,340,885    1,338,370      670,442      669,185
Premier Auto Trust,
 Series 933 Class A3,
  4.90%.......................  12/15/98    339,998      324,273    2,149,986    2,050,549      859,994      820,220
Rail Car Trust, 7.75%.........  06/01/04    318,615      310,650    2,039,139    1,988,160      954,026      930,175
Standard Credit Card Master
  Trust, 5.50%................  09/08/98    140,000      130,418      990,000      922,244      525,000      489,068
Standard Credit Card Master
  Trust, 6.25%................  09/07/98    760,000      721,286    5,075,000    4,816,480    1,360,000    1,290,722
Standard Credit Card Master
  Trust, 9.00%................  08/07/97    210,000      213,083    1,270,000    1,288,644      520,000      527,634
Standard Credit Card Master
  Trust, 9.25%................  09/07/99    280,000      286,560    1,720,000    1,760,300      700,000      716,401
                                                       ---------               -----------               -----------
TOTAL FIXED INCOME-OTHER
  (Cost $5,563,363, $34,533,050,
   and $12,026,417, respectively)........             $4,798,151               $30,731,234               $11,682,646
                                                      ----------               -----------               -----------

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                            AGGRESSIVE                 MODERATE                CONSERVATIVE
                                      ----------------------   -----------------------   ----------------------
                                      Principal                Principal                 Principal
                            Maturity    Amount       Value       Amount       Value        Amount       Value
                            --------  ---------   ----------   ----------  -----------   ----------  ----------
FOREIGN BONDS:                                          0.94%                     1.85%                    2.29%
African Development
  Bank, 9.50%............   12/15/95   $260,000   $  264,248   $1,570,000  $ 1,595,653   $  820,000  $  833,399
Export Import Bank
  of Korea, 7.875%.......   11/01/96    160,000      158,869    1,390,000    1,380,173      675,000     670,228
Israel State, U.S.
 Government GTD
  Notes Class 3A,
   6.00%.................   02/15/99    130,000      120,921      980,000      911,559      500,000     465,081
Israel State, U.S.
 Government GTD
  Notes Class 1D,
   6.125%................   03/15/03    100,000       88,749      600,000      532,494      250,000     221,873
Israel State, U.S.
 Government GTD
  Class 5B, 8.00%........   11/15/01    180,000      178,666    1,150,000    1,141,479      460,000     456,591
Malaysia,
  9.875%.................   09/27/00    500,000      529,175    3,200,000    3,386,720    1,300,000   1,375,855
Kingdom of Thailand,
  8.25%..................   03/15/02    340,000      333,751    2,090,000    2,051,586      860,000     844,193
                                                   ---------               -----------               ----------
TOTAL FOREIGN BONDS
 (Cost $1,747,741, $10,058,007
  and $3,590,027, respectively).....              $1,674,379               $10,999,664               $4,867,220
                                                  ----------               -----------               ----------

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                              AGGRESSIVE      MODERATE     CONSERVATIVE
                                                             ------------   ------------   ------------
                                                                 Value          Value          Value
                                                             ------------   ------------   ------------
REPURCHASE AGREEMENTS:                                           2.99%          0.44%          0.00%
Repurchase Agreement with State Street Bank & Trust
  Company dated 12/30/94 at 5.15% due 01/03/95 to be
  repurchased at $5,361,066 collateralized by
  $4,540,000. U.S.Treasury Bond, 10.375% due
  11/15/12 (valued at $5,526,682, including interest)...     $  5,358,000
                                                             ------------
Repurchase Agreement with State Street Bank & Trust
  Company dated 12/30/94 at 5.15% due 01/03/95 to be
  repurchased at $2,605,490 collateralized by
  $2,210,000. U.S.Treasury Bond, 10.375% due
  11/15/12 (valued at $2,690,301, including interest)...                    $  2,604,000
                                                                            ------------

TOTAL INVESTMENTS  (Aggressive, Moderate
  and Conservative Asset Allocation Trusts)
  (Cost $177,351,752, $598,120,000 and
  $215,380,374, respectively)...........................     $179,080,007   $594,298,336   $212,654,102
                                                             ============   ============   ============

Key to Currency Abbreviations               Key to Security Abbreviations
-----------------------------               -----------------------------
AUD            -  Australian Dollar         ADR    -   American Depository Receipt
CAD            -  Canadian Dollar           FRN    -   Floating Rate Note
DKK            -  Danish Krone              IO     -   Interest Only (Carries notional principal amount)
ECU            -  European Currency Unit    TBA    -   To Be Announced
FIM            -  Finnish Marrka
FRF            -  French Franc
DEM            -  German Deustche Mark
British Pound  -  Great British Pound
IEP            -  Irish Punt
ITL            -  Italian Lira
Yen            -  Japanese Yen
MXN            -  Mexican Peso
NZD            -  New Zealand Dollar
ESP            -  Spanish Peseta
SEK            -  Swedish Krone

    The accompanying notes are an integral part of the financial statements.

 NASL SERIES TRUST
 NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
1. ORGANIZATION OF THE TRUST. The NASL Series Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following thirteen portfolios: The Global Equity Trust ("Global Equity"), the Pasadena Growth Trust ("Pasadena Growth"), the Equity Trust ("Equity"), the Value Equity Trust ("Value Equity"), the Growth and Income Trust ("Growth and Income"), the Strategic Bond Trust ("Strategic Bond"), the Global Government Bond Trust ("Global Government Bond"), the Investment Quality Bond Trust ("Investment Quality Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Aggressive Asset Allocation Trust ("Aggressive Asset Allocation"), the Moderate Asset Allocation Trust ("Moderate Asset Allocation"), and the Conservative Asset Allocation Trust ("Conservative Asset Allocation"). Each of the Trusts with the exception of the Global Government Bond Trust is diversified for purposes of the Investment Company Act of 1940.

Shares of the Trust are presently offered only to the NASL Variable Account, a separate account of North American Security Life Insurance Company ("Security Life") and to the FNAL Variable Account, a separate account of First North American Life Assurance Company ("First North American"), which are available for funding certain variable contracts issued by them. Security Life, a Delaware corporation, is a wholly-owned subsidiary of North American Life Assurance Company ("North American Life"), a mutual insurance company based in North York, Canada. First North American, a New York corporation, is a wholly-owned subsidiary of Security Life.

At December 31, 1994, North American Security Life owned seed money shares in the Growth and Income Trust.

NASL Financial Services, Inc. ("NASL Financial"), a wholly-owned subsidiary of Security Life, serves as investment adviser for the Trust (Note 6). NASL Financial is also the principal underwriter of the variable contracts issued by Security Life and First North American.

NEW PORTFOLIOS. On February 19, 1993, the Value Equity and Strategic Bond Trusts both commenced operations. The subadvisers are Goldman Sachs Asset Management and Salomon Brothers Asset Management Inc. for the Value Equity and Strategic Bond Trusts, respectively. Deferred organization costs of $10,000 and $15,000 were recorded for the Value Equity and Strategic Bond Trusts, respectively, and are being amortized over five years.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements for its portfolios in conformity with generally accepted accounting principles (GAAP).

SECURITY VALUATION. Securities held by the Money Market Trust and short term instruments with remaining maturities of 60 days or less held by the other portfolios of the Trust are valued on an amortized cost basis or at original cost plus accrued interest, both of which approximate current market value. All other securities held by the Trust are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers making markets in the securities at the close of trading on the Exchange.

 NASL SERIES TRUST
 NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------
SECURITY VALUATION, CONTINUED

Trust securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars;

      (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of the Investment Quality Bond, U.S. Government Securities and Money Market Trusts may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Trust could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured or which the portfolio has terminated by entering into an offsetting commitment with the same broker.

 NASL SERIES TRUST
 NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------
FUTURES. All portfolios other than the Investment Quality Bond and Money Market Trusts may purchase and sell financial futures contracts and options on those contracts. The portfolios invest in contracts based on financial instruments such as U.S. Treasury bonds or notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the portfolios.

When a portfolio sells a futures contract based on a financial instrument, the portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase . The Trust could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Trust is required to deposit with a broker an amount, initial margin, which represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the portfolio realizes a gain or loss.

FORWARD COMMITMENTS. The portfolios of the Trust may purchase debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, is taken into account when determining the Trust's net asset value starting on the day the Trust agrees to purchase the securities. At December 31, 1994 forward commitments in the U.S. Government Securities and Aggressive, Moderate and Conservative Asset Allocation Trusts were valued at $46,701,200, $185,610, $31,271, and $201,750, respectively.

MORTGAGE DOLLAR ROLLS. The U. S. Government Securities Trust may enter into mortgage dollar rolls in which it sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Trust receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

ORGANIZATION COSTS. Costs incurred by a portfolio in connection with its organization, initial registration and public offering of shares are being amortized on a straight-line basis for the Pasadena Growth, Value Equity, Growth and Income and Strategic Bond Trusts over a five-year period beginning with the commencement of operations of each portfolio.

 NASL SERIES TRUST
 NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------
FEDERAL INCOME TAXES. The Trust's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the Money Market Trust is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each portfolio, in excess of available capital loss carryforwards of each portfolio would be taxable to such portfolio if not distributed. Therefore, each portfolio of the Trust intends to distribute all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. Each portfolio of the Trust is exempt from federal excise tax. Net investment income is reported in the accompanying statements under GAAP. The Trust's distributions are based on income amounts determined in accordance with federal income tax regulations. Overdistributions of net investment income as determined in accordance with GAAP have been presented in the financial statements as distributions in excess of net investment income. Net investment income and net realized gains differ for financial statement and tax purposes due to distributions in accordance with income tax regulations which may differ from GAAP: marking-to-market of certain financial instruments, the deferral of certain losses for tax purposes and the treatment of currency gains or losses. As a result, the character of distributions made during the year from net investment income may differ from its ultimate characterization for tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular portfolio are allocated based on the relative share of net assets of each portfolio for the time during which the expense was incurred.

REPURCHASE AGREEMENTS. Each portfolio of the Trust may enter into repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

OTHER. Investment security transactions are accounted for on a trade date plus one basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and tax reporting purposes. The Trust uses the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

 NASL SERIES TRUST
 NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------
3. CAPITAL LOSS CARRYFORWARDS. At December 31, 1994, capital loss carryforwards available to offset future realized gains were approximately:

                                                      CAPITAL LOSS CARRYFORWARD
                                                           EXPIRATION YEAR
                                         ----------------------------------------------------
    PORTFOLIO                              1999          2000        2001            2002
-------------------                      ----------    --------   ----------      -----------
Pasadena Growth ...................            --         --      $1,981,000      $ 6,191,000
Equity ............................            --         --              --        2,412,000
Strategic Bond ....................            --         --              --        2,962,000
Global Government Bond ............            --         --              --       10,464,000
Investment Quality Bond ...........      $824,000         --              --        4,412,000
U.S. Government Securities ........            --         --              --        9,112,000
Conservative Asset Allocation .....            --         --              --        4,938,000


4. CAPITAL SHARES. Share activity for the Trust for the year ended December 31, 1994, was as follows:

                                                                          ADDITIONAL
                                            SHARES        PAR VALUE     PAID-IN CAPITAL
                                          -----------    -----------   -----------------
GLOBAL EQUITY
Outstanding at December 31, 1993 ...      24,016,114      $ 240,161      $ 327,419,160
  Sold .............................      18,235,665        182,357        300,104,414
  Reinvestment of distributions ....         487,045          4,870          7,748,887
  Redeemed .........................      (3,597,986)       (35,980)       (57,973,242)
                                          ----------      ---------      -------------
    Net increase ...................      15,124,724        151,247        249,880,059
                                          ----------      ---------      -------------
Outstanding at December 31, 1994 ...      39,140,838      $ 391,408      $ 577,299,219
                                          ==========      =========      =============

PASADENA GROWTH
Outstanding at December 31, 1993 ...      10,995,361      $ 109,954      $ 104,457,619
  Sold .............................       7,941,481         79,415         72,993,581
  Reinvestment of distributions ....          58,075            581            519,767
  Redeemed .........................      (2,237,078)       (22,372)       (20,172,114)
                                          ----------      ---------      -------------
    Net increase ...................       5,762,478         57,624         53,341,234
                                          ----------      ---------      -------------
Outstanding at December 31, 1994 ...      16,757,839      $ 167,578      $ 157,798,853
                                          ==========      =========      =============

EQUITY
Outstanding at December 31, 1993 ...      24,910,364      $ 249,104      $ 341,146,230
  Sold .............................      17,710,463        177,105        265,020,059
  Reinvestment of distributions ....       1,546,186         15,462         22,929,944
  Redeemed .........................      (7,714,950)       (77,150)      (114,878,252)
                                          ----------      ---------      -------------
    Net increase ...................      11,541,699        115,417        173,071,751
                                          ----------      ---------      -------------
Outstanding at December 31, 1994 ...      36,452,063      $ 364,521      $ 514,217,981
                                          ==========      =========      =============

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------
CAPITAL SHARES, - CONTINUED

                                                                            ADDITIONAL
                                              SHARES        PAR VALUE     PAID-IN CAPITAL
                                            -----------    -----------   -----------------
VALUE EQUITY
Outstanding at December 31, 1993 .....       7,642,957      $  76,430      $  80,642,911
  Sold ...............................      12,837,537        128,375        147,629,238
  Reinvestment of distributions ......          67,431            674            761,291
  Redeemed ...........................        (972,392)        (9,724)       (11,153,793)
                                            ----------      ---------      -------------
    Net increase .....................      11,932,576        119,325        137,236,736
                                            ----------      ---------      -------------
Outstanding at December 31, 1994 .....      19,575,533      $ 195,755      $ 217,879,647
                                            ==========      =========      =============

GROWTH AND INCOME
Outstanding at December 31, 1993 .....      22,130,851      $ 221,309      $ 258,248,180
  Sold ...............................       9,638,712         96,387        125,916,614
  Reinvestment of distributions ......         726,385          7,264          9,145,186
  Redeemed ...........................      (1,086,264)       (10,863)       (14,140,814)
                                            ----------      ---------      -------------
    Net increase .....................       9,278,833         92,788        120,920,986
                                            ----------      ---------      -------------
Outstanding at December 31, 1994 .....      31,409,684      $ 314,097      $ 379,169,166
                                            ==========      =========      =============

STRATEGIC BOND
Outstanding at December 31, 1993 .....       4,931,486      $  49,315      $  51,145,884
  Sold ...............................       4,677,859         46,779         48,574,548
  Reinvestment of distributions ......         212,213          2,122          2,128,493
  Redeemed ...........................      (1,302,302)       (13,023)       (13,225,838)
                                            ----------      ---------      -------------
    Net increase .....................       3,587,770         35,878         37,477,203
                                            ----------      ---------      -------------
Outstanding at December 31, 1994 .....       8,519,256      $  85,193      $  88,623,087
                                            ==========      =========      =============

GLOBAL GOVERNMENT BOND
Outstanding at December 31, 1993 .....      14,129,801      $ 141,298      $ 181,192,225
  Sold ...............................       4,870,962         48,710         65,660,968
  Reinvestment of distributions ......         880,726          8,807         11,035,492
  Redeemed ...........................      (3,165,177)       (31,652)       (40,348,961)
                                            ----------      ---------      -------------
    Net increase .....................       2,586,511         25,865         36,347,499
                                            ----------      ---------      -------------
Outstanding at December 31, 1994 .....      16,716,312      $ 167,163      $ 217,539,724
                                            ==========      =========      =============

INVESTMENT QUALITY BOND
Outstanding at December 31, 1993 .....       8,205,202      $  82,052      $  92,377,343
  Sold ...............................       6,434,834         64,348         72,743,756
  Reinvestment of distributions ......         433,366          4,334          4,741,020
  Redeemed ...........................      (4,949,852)       (49,499)       (55,680,199)
                                            ----------      ---------      -------------
    Net increase .....................       1,918,348         19,183         21,804,577
                                            ----------      ---------      -------------
Outstanding at December 31, 1994 .....      10,123,550      $ 101,235      $ 114,181,920
                                            ==========      =========      =============

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CAPITAL SHARES, CONTINUED

                                                                          ADDITIONAL
                                            SHARES        PAR VALUE     PAID-IN CAPITAL
                                          -----------    -----------   -----------------
U.S. GOVERNMENT SECURITIES
Outstanding at December 31,1993 ....      16,477,551      $ 164,775      $ 209,249,109
  Sold .............................       4,796,576         47,966         62,244,217
  Reinvestment of distributions ....         908,402          9,084         11,364,111
  Redeemed .........................      (7,240,941)       (72,409)       (92,481,941)
                                          ----------      ---------      -------------
    Net decrease ...................      (1,535,963)       (15,359)       (18,873,613)
                                          ----------      ---------      -------------
Outstanding at December 31, 1994 ...      14,941,588      $ 149,416      $ 190,375,496
                                          ==========      =========      =============

MONEY MARKET
Outstanding at December 31, 1993 ...      13,227,446      $ 132,274      $ 132,142,187
  Sold .............................      37,552,740        375,528        375,151,862
  Reinvestment of distributions ....         911,285          9,113          9,103,734
  Redeemed .........................     (24,024,090)      (240,241)      (240,000,651)
                                          ----------      ---------      -------------
    Net increase ...................      14,439,935        144,400        144,254,945
                                          ----------      ---------      -------------
Outstanding at December 31, 1994 ...      27,667,381      $ 276,674      $ 276,397,132
                                          ==========      =========      =============

AGGRESSIVE ASSET ALLOCATION
Outstanding at December 31, 1993 ...      14,495,193      $ 144,952      $ 148,583,220
  Sold .............................       3,996,947         39,969         45,366,993
  Reinvestment of distributions ....       1,035,475         10,355         11,317,739
  Redeemed .........................      (3,001,916)       (30,019)       (33,846,206)
                                          ----------      ---------      -------------
    Net increase ...................       2,030,506         20,305         22,838,526
                                          ----------      ---------      -------------
Outstanding at December 31, 1994 ...      16,525,699      $ 165,257      $ 171,421,746
                                          ==========      =========      =============

MODERATE ASSET ALLOCATION
Outstanding at December 31, 1993 ...      54,787,460      $ 547,875      $ 565,902,317
  Sold .............................       3,267,054         32,670         36,854,890
  Reinvestment of distributions ....       4,016,105         40,161         42,651,030
  Redeemed .........................      (6,060,310)       (60,603)       (66,174,471)
                                          ----------      ---------      -------------
    Net increase ...................       1,222,849         12,228         13,331,449
                                          ----------      ---------      -------------
Outstanding at December 31, 1994 ...      56,010,309      $ 560,103      $ 579,233,766
                                          ==========      =========      =============

CONSERVATIVE ASSET ALLOCATION
Outstanding at December 31, 1993 ...      22,215,871      $ 222,159      $ 226,598,237
  Sold .............................       1,359,660         13,596         14,670,330
  Reinvestment of distributions ....       1,537,199         15,372         15,679,434
  Redeemed .........................      (4,156,543)       (41,565)       (43,368,179)
                                          ----------      ---------      -------------
    Net decrease ...................      (1,259,684)       (12,597)       (13,018,415)
                                          ----------      ---------      -------------
Outstanding at December 31, 1994....      20,956,187      $ 209,562      $ 213,579,822
                                          ==========      =========      =============

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5. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the portfolios (with the exception of the Money Market Trust) for the year ended December 31, 1994:

                                               PURCHASES                           SALES
                                     ------------------------------    ------------------------------
 PORTFOLIO                           U.S. GOVERNMENT   OTHER ISSUES    U.S. GOVERNMENT   OTHER ISSUES
------------                         ---------------   ------------    ---------------   ------------
Global Equity ...................               --     $514,685,244               --     $274,890,442
Pasadena Growth .................               --       87,858,346               --       37,655,673
Equity ..........................               --      763,108,921               --      543,638,747
Value Equity ....................               --      139,558,927               --       31,612,908
Growth and Income ...............               --      256,905,340               --      143,965,664
Strategic Bond ..................     $ 83,156,431       99,379,147     $ 29,690,168      109,699,314
Global Government Bond ..........       11,134,497      349,685,399        8,939,700      309,723,029
Investment Quality Bond .........      142,409,309       31,176,056      111,536,129       35,530,098
U.S. Government Securities ......      743,043,484        3,361,587      752,744,944        1,791,121
Aggressive Asset Allocation .....      102,562,640      146,637,171       96,658,121      136,966,574
Moderate Asset Allocation .......      700,963,349      406,287,602      694,090,993      391,561,724
Conservative Asset Allocation ...      377,251,533      100,708,533      362,909,482      107,633,605


Purchases and sales (maturities) for the Money Market Trust for the year ended December 31, 1994 were $3,710,920,155 and $3,576,782,908, respectively. At
December 31, 1994 tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                        TAX BASIS NET
                                                         UNREALIZED       TAX BASIS       TAX BASIS
                                       TAX BASIS        APPRECIATION      UNREALIZED      UNREALIZED
 PORTFOLIO                                COST         (DEPRECIATION)    APPRECIATION    DEPRECIATION
-------------                         ------------     --------------    ------------    ------------
Global Equity ...................     $606,621,617     $  8,349,789      $46,941,665     $ 38,591,876
Pasadena Growth .................      156,560,210        1,098,020       12,376,613       11,278,593
Equity ..........................      520,973,428       18,298,385       40,982,392       22,684,007
Value Equity ....................      227,315,360          (53,447)      14,010,672       14,064,119
Growth and Income ...............      395,390,174       17,189,270       31,363,681       14,174,411
Strategic Bond ..................       91,124,983       (5,496,618)         669,711        6,166,329
Global Government Bond ..........      212,233,849      (10,223,615)         631,040       10,854,655
Investment Quality Bond .........      114,579,282       (4,701,188)         142,640        4,843,828
U.S. Government Securities ......      242,924,121       (4,321,294)         316,431        4,637,725
Aggressive Asset Allocation .....      177,475,092        1,604,915        8,779,637        7,174,722
Moderate Asset Allocation .......      599,020,392       (4,722,056)      19,919,421      (24,641,477)
Conservative Asset Allocation ...      215,652,872       (2,998,770)       4,353,068       (7,351,838)


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PURCHASES AND SALES OF SECURITIES, CONTINUED

The following is a summary of futures contracts activity during the year ended December 31, 1994:

                                                        SALES OF FUTURES CONTRACTS                   PURCHASES OF FUTURES CONTRACTS
                                             -------------------------------------------------       ------------------------------
                                             NUMBER OF      AGGREGATE FACE          UNREALIZED       NUMBER OF    AGGREGATE FACE
                                             CONTRACTS    VALUE OF CONTRACTS           LOSS          CONTRACTS  VALUE OF CONTRACTS
                                             ---------    ------------------        ----------       ---------  -------------------
AGGRESSIVE:
 U.S. TREASURY BOND FUTURES:
 Outstanding, December 31, 1993 ...             42           $  4,200,000                                --                  --
 Contracts opened .................              7                700,000                               226        $ 22,600,000
 Contracts closed .................            (49)            (4,900,000)                             (226)        (22,600,000)
                                               ---           ------------                               ---        ------------
 Outstanding, December 31, 1994 ...             --                     --                                --        $         --
                                               ===           ============                               ===        ============

 S&P 500 FUTURES:
 Outstanding, December 31, 1993 ...              4           $  1,000,000                                --                  --
 Contracts opened .................            151             37,750,000                                14        $  3,500,000
 Contracts closed .................           (104)           (26,000,000)                              (14)         (3,500,000)
                                               ---           ------------                               ---        ------------
 Outstanding, December 31, 1994 ...             51           $ 12,750,000           ($189,235)           --                  --
                                               ===           ============           =========           ===        ============

MODERATE:
 U.S. TREASURY BOND FUTURES:
 Outstanding, December 31, 1993 ...             33           $  3,300,000                                --                  --
 Contracts opened .................             --                     --                               813        $ 81,300,000
 Contracts closed .................            (33)            (3,300,000)                             (813)        (81,300,000)
                                               ---           ------------                               ---        ------------
 Outstanding, December 31, 1994 ...             --                     --                                --                  --
                                               ===           ============                               ===        ============

 S&P 500 FUTURES:
 Outstanding, December 31, 1993 ...             10           $  2,500,000                                --                  --
 Contracts opened .................            339             84,750,000                                10        $  2,500,000
 Contracts closed .................           (242)           (60,500,000)                              (10)         (2,500,000)
                                               ---           ------------                               ---        ------------
 Outstanding, December 31, 1994 ...            107           $ 26,750,000           ($412,895)           --                  --
                                               ===           ============           =========           ===        ============

CONSERVATIVE:
 U.S. TREASURY BOND FUTURES:
 Outstanding, December 31, 1993 ...             27           $  2,700,000                                --                  --
 Contracts opened .................             --                     --                                78        $  7,800,000
 Contracts closed .................            (27)            (2,700,000)                              (78)         (7,800,000)
                                               ---           ------------                               ---        ------------
 Outstanding, December 31, 1994 ...             --                     --                                --                  --
                                               ===           ============                               ===        ============

 S&P 500 FUTURES:
 Outstanding, December 31, 1993 ...             14           $  3,500,000                                --                  --
 Contracts opened .................             91             22,750,000                                --                  --
 Contracts closed .................            (86)           (21,500,000)                               --                  --
                                               ---           ------------                               ---        ------------
 Outstanding, December 31, 1994 ...             19           $  4,750,000           ($ 67,265)           --                  --
                                               ===           ============           =========           ===        ============


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6. INVESTMENT ADVISORY AGREEMENTS. Effective March 20, 1987, the Trust entered into an Investment Advisory Agreement with NASL Financial, a wholly-owned subsidiary of Security Life and the principal underwriter of the variable annuity contracts issued by Security Life and First North American. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, NASL Financial receives an advisory fee from the Trust based on the average annual net assets of each particular portfolio. Advisory fees charged to each portfolio were as follows for the year ended December 31, 1994:

  PORTFOLIO                                                     Fee
-------------                                                 -------
Global Equity..............................................     .90%
Pasadena Growth............................................    .975%
Equity.....................................................     .75%
Value Equity...............................................     .80%
Growth and Income..........................................     .75%
Strategic Bond.............................................    .775%
Global Government Bond.....................................     .80%
Investment Quality Bond....................................     .65%
U.S. Government Securities.................................     .65%
Money Market...............................................     .50%
Aggressive Asset Allocation................................     .75%
Moderate Asset Allocation..................................     .75%
Conservative Asset Allocation..............................     .75%

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, NASL Financial reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions, and interest) incurred in excess of 0.50% of the average annual net assets of each portfolio, respectively, on an annualized basis in each of the Pasadena Growth, Equity, Value Equity, Growth and Income, Strategic Bond, Investment Quality Bond, U.S. Government Securities, Money Market and Aggressive, Moderate and Conservative Asset Allocation Trusts and 0.75% in each of the Global Equity and Global Government Bond Trusts. There were no expenses reimbursed by NASL Financial for the year ended December 31, 1994. The Subadviser to the Pasadena Growth Trust, Roger Engemann Management Co., Inc. has agreed to reimburse "other expenses" of the Pasadena Growth Trust up to a maximum on an annual basis of .15% of average annual net assets. For the year ended December 31, 1994, all "other expenses", .09%, were reimbursed by them.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $4,750 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $14,000.


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 ----------------------------------------------------------------------------

8. COMMITMENTS. At December 31, 1994, the Global Equity, Strategic Bond, Global Government Bond and Aggressive, Moderate and Conservative Asset Allocation Trusts had entered into forward foreign currency contracts which contractually obligate the portfolio to deliver currencies at future dates. Open sale and purchase contracts at December 31, 1994 were as follows:

                                                                                                                           NET
                                                                                                                        UNREALIZED
                                                 CONTRACTS        IN EXCHANGE       SETTLEMENT                         APPRECIATION
                                                 TO DELIVER           FOR              DATE             VALUE         (DEPRECIATION)
                                                ------------      -----------       ----------       -----------      --------------
GLOBAL EQUITY:
SALES
   New Zealand Dollar ....................           110,193      $    70,440        1/04/95         $    70,532        $     (92)
   French Francs .........................        57,516,400       10,741,316        1/31/95          10,770,788          (29,472)
                                                                  -----------                        -----------        ---------
                                                                  $10,811,756                        $10,841,320        $ (29,564)
                                                                  ===========                        ===========        ---------
PURCHASES
                                                $ 10,885,487   FRF 58,332,381        1/31/95         $10,923,593        $  38,106
                                                ------------                                         -----------        ---------
                                                $ 10,885,487                                         $10,923,593        $  38,106
                                                ============                                         ===========        ---------
                                                                                                                        $   8,542
                                                                                                                        =========

STRATEGIC BOND:
SALES
   German Deutschemarks ..................         3,300,000      $ 2,112,405        2/28/95         $ 2,133,230        $ (20,825)
   European Currency Unit ................           825,000        1,005,139        2/28/95           1,011,534           (6,395)
   Spanish Peseta ........................       369,000,000        2,809,167        2/28/95           2,792,809           16,358
   Finnish Marrka ........................         9,600,000        1,987,578        2/28/95           2,028,162          (40,584)
   Great British Pound Sterling ..........         1,200,000        1,873,200        2/28/95           1,877,039           (3,839)
   Irish Punt ............................           510,000          784,533        2/28/95             788,052           (3,519)
   Japanese Yen ..........................       109,000,000        1,115,204        2/28/95           1,101,678           13,526
                                                                  -----------                        -----------        ---------
                                                                  $11,687,226                        $11,732,504        $ (45,278)
                                                                  ===========                        ===========        =========

GLOBAL GOVERNMENT BOND:
SALES
   German Deutschemarks ..................        15,579,000      $10,000,000        2/21/95         $10,068,032        $ (68,032)
   French Francs .........................        53,883,520       10,000,000        2/21/95          10,091,790          (91,790)
                                                                  -----------                        -----------        ---------
                                                                  $20,000,000                        $20,159,822        $(159,822)
                                                                  ===========                        ===========        ---------
PURCHASES
                                                $    850,773   FRF  4,545,000        1/04/95         $   850,964        $     191
                                                  10,000,000   FRF 53,883,500        2/21/95          10,091,787           91,787
                                                  10,070,622   DEM 15,579,000        2/21/95          10,068,031           (2,591)
                                                ------------                                         -----------        ---------
                                                $ 20,921,395                                         $21,010,782           89,387
                                                ============                                         ===========        ---------
                                                                                                                        $ (70,435)
                                                                                                                        =========


                                       90
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 ----------------------------------------------------------------------------

COMMITMENTS, CONTINUED

                                                                                                      NET
                                    CONTRACTS       IN EXCHANGE       SETTLEMENT                   UNREALIZED
                                    TO DELIVER          FOR              DATE         VALUE       APPRECIATION
                                    ----------      -----------       ----------    ----------    ------------
AGGRESSIVE ASSET ALLOCATION:
SALES
   German Deutschemarks ......         670,784      $  433,925         1/09/95      $  432,945      $   980
                                                    ----------                      ----------      -------
                                                    $  433,925                      $  432,945      $   980
                                                    ==========                      ==========      -------
PURCHASES
                                    $  425,561   DEM   670,784         1/09/95      $  432,945      $ 7,384
                                    ----------                                      ----------      -------
                                    $  425,561                                      $  432,945      $ 7,384
                                    ==========                                      ==========      -------
                                                                                                    $ 8,364
                                                                                                    =======

MODERATE ASSET ALLOCATION:
SALES
   German Deutschemarks ......       4,922,521      $3,184,345         1/09/95      $3,177,152      $ 7,193
                                                    ----------                      ----------      -------
                                                    $3,184,345                      $3,177,152      $ 7,193
                                                    ==========                      ==========      -------
PURCHASES
                                    $3,122,963   DEM 4,922,521         1/09/95      $3,177,152      $54,189
                                    ----------                                      ----------      -------
                                    $3,122,963                                      $3,177,152      $54,189
                                    ==========                                      ==========      -------
                                                                                                    $61,382
                                                                                                    =======

CONSERVATIVE ASSET ALLOCATION:
SALES
   German Deutschemarks ......       2,569,618      $1,662,268         1/09/95      $1,658,513      $ 3,755
                                                    ----------                      ----------      -------
                                                    $1,662,268                      $1,658,513      $ 3,755
                                                    ==========                      ==========      -------
PURCHASES
                                    $1,630,226   DEM 2,569,618         1/09/95      $1,658,513      $28,287
                                    ----------                                      ----------      -------
                                    $1,630,226                                      $1,658,513      $28,287
                                    ==========                                      ==========      -------
                                                                                                    $32,042
                                                                                                    =======


                                       91
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9. RECLASSIFICATIONS. Certain reclassifications have been made to the components of capital in the Statements of Assets and Liabilities to conform with the accounting and reporting guidelines of the Statement of Position (SOP) 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies" issued on February 1, 1993. The SOP requires the Portfolios to report the accumulated net realized capital gain (loss) account in such a manner as to approximate amounts available for future tax distributions (or to offset future taxable realized capital gains) and to achieve uniformity in the presentation of distributions by investment companies. Certain distributions in excess of accumulated net investment income and/or accumulated realized gains or losses, which resulted from differences between income tax regulations and GAAP, have been reclassified to undistributed net investment income. Distributions which were the result of permanent differences between book and tax rules have been reclassified to paid-in-capital. The following amounts represent the cumulative reclassifications as of December 31, 1993:

                                          ACCUMULATED       UNDISTRIBUTED       ADDITIONAL
                                          NET REALIZED      NET INVESTMENT       PAID-IN
  PORTFOLIO                                  GAINS              INCOME           CAPITAL
-----------------                         ------------      --------------      ----------
Global Equity ....................        $  814,951         $  (867,969)        $ 53,018
Srategic Bond ....................          (242,253)            233,822            8,431
Global Government Bond ...........         1,420,190          (1,660,052)         239,862
Investment Quality Bond ..........           169,717            (169,717)              --
U.S. Government Securities .......           189,992            (189,992)              --
Aggressive Asset Allocation ......           172,113            (172,113)              --
Moderate Asset Allocation ........         1,140,199          (1,140,199)              --
Conservative Asset Allocation ....           615,747            (615,747)              --


The Statement of Changes in Net Assets and Financial Highlights for previous periods have not been restated to reflect this change in presentation. Net investment income, net realized gains and net assets were not affected by this change.

                                       92